John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 7.8%
Diversified telecommunication services – 0.9%
AT&T, Inc.	1,462,945	$22,441,576
Lumen Technologies, Inc. (A)	200,501	1,459,647
Verizon Communications, Inc.	861,646	32,716,699
		56,617,922
Entertainment – 1.3%
Activision Blizzard, Inc.	146,154	10,865,088
Electronic Arts, Inc.	54,234	6,275,416
Live Nation Entertainment, Inc. (B)	28,794	2,189,496
Netflix, Inc. (B)	91,602	21,566,775
Take-Two Interactive Software, Inc. (B)	32,497	3,542,173
The Walt Disney Company (B)	374,764	35,351,488
Warner Brothers Discovery, Inc. (A)(B)	449,536	5,169,664
		84,960,100
Interactive media and services – 4.6%
Alphabet, Inc., Class A (B)	1,232,200	117,859,930
Alphabet, Inc., Class C (B)	1,101,760	105,934,224
Match Group, Inc. (B)	58,231	2,780,530
Meta Platforms, Inc., Class A (B)	468,731	63,597,422
Twitter, Inc. (B)	138,228	6,059,916
		296,232,022
Media – 0.7%
Charter Communications, Inc., Class A (B)	22,744	6,899,392
Comcast Corp., Class A	905,632	26,562,187
DISH Network Corp., Class A (B)	50,596	699,743
Fox Corp., Class A	61,669	1,892,005
Fox Corp., Class B	30,146	859,161
News Corp., Class A	79,517	1,201,502
News Corp., Class B	24,750	381,645
Omnicom Group, Inc.	41,579	2,623,219
Paramount Global, Class B	104,197	1,983,911
The Interpublic Group of Companies, Inc.	80,005	2,048,128
		45,150,893
Wireless telecommunication services – 0.3%
T-Mobile US, Inc. (B)	123,839	16,615,479
		499,576,416
Consumer discretionary – 11.3%
Auto components – 0.1%
Aptiv PLC (B)	56,377	4,409,245
BorgWarner, Inc.	48,739	1,530,405
		5,939,650
Automobiles – 2.6%
Ford Motor Company	813,554	9,111,805
General Motors Company	300,814	9,653,121
Tesla, Inc. (B)	547,321	145,176,887
		163,941,813
Distributors – 0.1%
Genuine Parts Company	29,109	4,346,556
LKQ Corp.	52,205	2,461,466
Pool Corp.	8,151	2,593,730
		9,401,752
Hotels, restaurants and leisure – 1.8%
Booking Holdings, Inc. (B)	8,160	13,408,594
Caesars Entertainment, Inc. (B)	43,381	1,399,471
Carnival Corp. (B)	204,326	1,436,412
Chipotle Mexican Grill, Inc. (B)	5,710	8,580,760
Darden Restaurants, Inc.	25,083	3,168,485
Domino's Pizza, Inc.	7,491	2,323,708
Expedia Group, Inc. (B)	30,716	2,877,782
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Hilton Worldwide Holdings, Inc.	56,644	$6,832,399
Las Vegas Sands Corp. (B)	66,307	2,487,839
Marriott International, Inc., Class A	56,869	7,969,622
McDonald's Corp.	151,330	34,917,884
MGM Resorts International	67,405	2,003,277
Norwegian Cruise Line Holdings, Ltd. (B)	86,884	987,002
Royal Caribbean Cruises, Ltd. (B)	45,556	1,726,572
Starbucks Corp.	236,463	19,924,372
Wynn Resorts, Ltd. (B)	21,395	1,348,527
Yum! Brands, Inc.	58,338	6,203,663
		117,596,369
Household durables – 0.3%
D.R. Horton, Inc.	64,277	4,329,056
Garmin, Ltd.	32,423	2,603,891
Lennar Corp., A Shares	53,242	3,969,191
Mohawk Industries, Inc. (B)	11,154	1,017,133
Newell Brands, Inc.	76,953	1,068,877
NVR, Inc. (B)	631	2,515,847
PulteGroup, Inc.	47,772	1,791,450
Whirlpool Corp.	11,579	1,560,965
		18,856,410
Internet and direct marketing retail – 3.3%
Amazon.com, Inc. (B)	1,821,373	205,815,149
eBay, Inc.	111,768	4,114,180
Etsy, Inc. (B)	25,727	2,576,045
		212,505,374
Leisure products – 0.0%
Hasbro, Inc.	26,306	1,773,551
Multiline retail – 0.5%
Dollar General Corp.	46,932	11,257,110
Dollar Tree, Inc. (B)	43,370	5,902,657
Target Corp.	95,641	14,192,168
		31,351,935
Specialty retail – 2.2%
Advance Auto Parts, Inc.	12,162	1,901,407
AutoZone, Inc. (B)	3,998	8,563,436
Bath & Body Works, Inc.	48,039	1,566,071
Best Buy Company, Inc.	40,801	2,584,335
CarMax, Inc. (B)	33,117	2,186,384
Lowe's Companies, Inc.	131,323	24,663,773
O'Reilly Automotive, Inc. (B)	13,095	9,210,368
Ross Stores, Inc.	71,064	5,988,563
The Home Depot, Inc.	211,157	58,266,663
The TJX Companies, Inc.	241,617	15,009,248
Tractor Supply Company	22,519	4,185,832
Ulta Beauty, Inc. (B)	10,646	4,271,069
		138,397,149
Textiles, apparel and luxury goods – 0.4%
NIKE, Inc., Class B	259,778	21,592,747
Ralph Lauren Corp.	8,432	716,130
Tapestry, Inc.	50,676	1,440,719
VF Corp.	69,554	2,080,360
		25,829,956
		725,593,959
Consumer staples – 6.7%
Beverages – 1.8%
Brown-Forman Corp., Class B	37,138	2,472,277
Constellation Brands, Inc., Class A	32,622	7,492,621
Keurig Dr. Pepper, Inc.	174,652	6,256,035
Molson Coors Beverage Company, Class B	38,292	1,837,633

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (B)	79,077	$6,876,536
PepsiCo, Inc.	283,586	46,298,250
The Coca-Cola Company	799,604	44,793,816
		116,027,168
Food and staples retailing – 1.5%
Costco Wholesale Corp.	90,920	42,938,788
Sysco Corp.	103,982	7,352,567
The Kroger Company	134,353	5,877,944
Walgreens Boots Alliance, Inc.	145,925	4,582,045
Walmart, Inc.	292,820	37,978,754
		98,730,098
Food products – 1.1%
Archer-Daniels-Midland Company	114,499	9,211,445
Campbell Soup Company	41,270	1,944,642
Conagra Brands, Inc.	97,630	3,185,667
General Mills, Inc.	123,229	9,440,574
Hormel Foods Corp.	60,258	2,738,124
Kellogg Company	51,964	3,619,812
Lamb Weston Holdings, Inc.	29,496	2,282,400
McCormick & Company, Inc.	52,366	3,732,125
Mondelez International, Inc., Class A	281,600	15,440,128
The Hershey Company	30,173	6,652,241
The J.M. Smucker Company	22,021	3,025,906
The Kraft Heinz Company	163,811	5,463,097
Tyson Foods, Inc., Class A (A)	59,923	3,950,723
		70,686,884
Household products – 1.4%
Church & Dwight Company, Inc.	49,908	3,565,428
Colgate-Palmolive Company	171,449	12,044,292
Kimberly-Clark Corp.	69,567	7,829,070
The Clorox Company	24,962	3,204,871
The Procter & Gamble Company	490,591	61,937,114
		88,580,775
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,941	10,350,462
Tobacco – 0.7%
Altria Group, Inc.	370,520	14,961,598
Philip Morris International, Inc.	318,609	26,447,733
		41,409,331
		425,784,718
Energy – 4.5%
Energy equipment and services – 0.3%
Baker Hughes Company	208,583	4,371,900
Halliburton Company	186,510	4,591,876
Schlumberger NV	289,398	10,389,388
		19,353,164
Oil, gas and consumable fuels – 4.2%
APA Corp.	66,921	2,288,029
Chevron Corp.	370,110	53,173,704
ConocoPhillips	261,651	26,777,363
Coterra Energy, Inc.	162,412	4,242,201
Devon Energy Corp.	134,626	8,095,061
Diamondback Energy, Inc.	36,577	4,406,065
EOG Resources, Inc.	120,212	13,431,287
EQT Corp.	77,527	3,159,225
Exxon Mobil Corp.	856,462	74,777,697
Hess Corp.	57,360	6,251,666
Kinder Morgan, Inc.	408,568	6,798,572
Marathon Oil Corp.	139,422	3,148,149
Marathon Petroleum Corp.	102,524	10,183,709
Occidental Petroleum Corp.	153,191	9,413,587
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	92,730	$4,751,485
Phillips 66	98,512	7,951,889
Pioneer Natural Resources Company	49,076	10,626,426
The Williams Companies, Inc.	249,055	7,130,445
Valero Energy Corp.	80,975	8,652,179
		265,258,739
		284,611,903
Financials – 10.7%
Banks – 3.6%
Bank of America Corp.	1,436,241	43,374,478
Citigroup, Inc.	397,889	16,580,035
Citizens Financial Group, Inc.	101,165	3,476,029
Comerica, Inc.	27,221	1,935,413
Fifth Third Bancorp	140,392	4,486,928
First Republic Bank	37,019	4,832,830
Huntington Bancshares, Inc.	300,118	3,955,555
JPMorgan Chase & Co.	602,806	62,993,227
KeyCorp	193,106	3,093,558
M&T Bank Corp.	36,417	6,421,045
Regions Financial Corp.	194,015	3,893,881
Signature Bank	13,027	1,967,077
SVB Financial Group (B)	12,285	4,125,057
The PNC Financial Services Group, Inc.	84,270	12,591,623
Truist Financial Corp.	271,312	11,812,924
U.S. Bancorp	278,463	11,227,628
Wells Fargo & Company	779,948	31,369,509
Zions Bancorp NA	29,664	1,508,711
		229,645,508
Capital markets – 2.9%
Ameriprise Financial, Inc.	22,323	5,624,280
BlackRock, Inc.	30,976	17,045,473
Cboe Global Markets, Inc.	21,672	2,543,643
CME Group, Inc.	73,928	13,094,867
FactSet Research Systems, Inc.	7,673	3,070,044
Franklin Resources, Inc.	57,236	1,231,719
Intercontinental Exchange, Inc.	114,464	10,341,822
Invesco, Ltd.	93,603	1,282,361
MarketAxess Holdings, Inc.	7,724	1,718,513
Moody's Corp.	32,450	7,888,920
Morgan Stanley	275,053	21,731,938
MSCI, Inc.	16,467	6,945,616
Nasdaq, Inc.	69,174	3,920,782
Northern Trust Corp.	42,357	3,624,065
Raymond James Financial, Inc.	39,881	3,941,040
S&P Global, Inc.	70,027	21,382,744
State Street Corp.	76,224	4,635,181
T. Rowe Price Group, Inc.	45,897	4,819,644
The Bank of New York Mellon Corp.	151,012	5,816,982
The Charles Schwab Corp.	313,769	22,550,578
The Goldman Sachs Group, Inc.	70,230	20,580,902
		183,791,114
Consumer finance – 0.5%
American Express Company	123,264	16,629,546
Capital One Financial Corp.	78,834	7,266,130
Discover Financial Services	56,676	5,152,982
Synchrony Financial	99,006	2,790,979
		31,839,637
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (B)	370,955	99,052,404
Insurance – 2.1%
Aflac, Inc.	118,031	6,633,342
American International Group, Inc.	156,139	7,413,480
Aon PLC, Class A	43,133	11,554,037

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Company	43,308	$7,415,196
Assurant, Inc.	10,821	1,571,967
Brown & Brown, Inc.	47,508	2,873,284
Chubb, Ltd.	85,678	15,583,115
Cincinnati Financial Corp.	32,704	2,929,297
Everest Re Group, Ltd.	8,104	2,126,814
Globe Life, Inc.	19,021	1,896,394
Lincoln National Corp.	31,906	1,400,992
Loews Corp.	41,311	2,058,940
Marsh & McLennan Companies, Inc.	102,116	15,244,898
MetLife, Inc.	137,506	8,357,615
Principal Financial Group, Inc.	47,711	3,442,349
Prudential Financial, Inc.	76,340	6,548,445
The Allstate Corp.	55,230	6,877,792
The Hartford Financial Services Group, Inc.	67,332	4,170,544
The Progressive Corp.	120,682	14,024,455
The Travelers Companies, Inc.	48,337	7,405,228
W.R. Berkley Corp.	42,759	2,761,376
Willis Towers Watson PLC	22,937	4,608,961
		136,898,521
		681,227,184
Health care – 14.6%
Biotechnology – 2.2%
AbbVie, Inc.	363,456	48,779,430
Amgen, Inc.	109,893	24,769,882
Biogen, Inc. (B)	29,625	7,909,875
Gilead Sciences, Inc.	258,205	15,928,666
Incyte Corp. (B)	38,153	2,542,516
Moderna, Inc. (B)	69,149	8,176,869
Regeneron Pharmaceuticals, Inc. (B)	21,964	15,130,341
Vertex Pharmaceuticals, Inc. (B)	52,834	15,297,556
		138,535,135
Health care equipment and supplies – 2.6%
Abbott Laboratories	360,027	34,836,213
ABIOMED, Inc. (B)	9,224	2,265,968
Align Technology, Inc. (B)	14,935	3,093,188
Baxter International, Inc.	104,503	5,628,532
Becton, Dickinson and Company	58,373	13,007,256
Boston Scientific Corp. (B)	294,854	11,419,695
Dentsply Sirona, Inc.	44,422	1,259,364
DexCom, Inc. (B)	81,405	6,556,359
Edwards Lifesciences Corp. (B)	126,695	10,468,808
Hologic, Inc. (B)	51,523	3,324,264
IDEXX Laboratories, Inc. (B)	17,292	5,633,734
Intuitive Surgical, Inc. (B)	73,313	13,741,789
Medtronic PLC	273,077	22,050,968
ResMed, Inc.	30,161	6,584,146
STERIS PLC	20,277	3,371,660
Stryker Corp.	69,077	13,990,856
Teleflex, Inc.	9,513	1,916,489
The Cooper Companies, Inc.	10,010	2,641,639
Zimmer Biomet Holdings, Inc.	43,618	4,560,262
		166,351,190
Health care providers and services – 3.5%
AmerisourceBergen Corp.	31,934	4,321,628
Cardinal Health, Inc.	55,128	3,675,935
Centene Corp. (B)	117,388	9,133,960
Cigna Corp.	62,659	17,385,993
CVS Health Corp.	269,686	25,719,954
DaVita, Inc. (B)	11,456	948,213
Elevance Health, Inc.	49,267	22,379,042
HCA Healthcare, Inc.	44,224	8,127,929
Henry Schein, Inc. (B)	28,393	1,867,408
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	26,119	$12,672,678
Laboratory Corp. of America Holdings	18,832	3,856,982
McKesson Corp.	29,746	10,109,773
Molina Healthcare, Inc. (B)	11,851	3,908,934
Quest Diagnostics, Inc.	24,409	2,994,740
UnitedHealth Group, Inc.	192,309	97,123,737
Universal Health Services, Inc., Class B	13,560	1,195,721
		225,422,627
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	61,676	7,496,718
Bio-Rad Laboratories, Inc., Class A (B)	4,368	1,822,068
Bio-Techne Corp.	7,905	2,245,020
Charles River Laboratories International, Inc. (B)	10,243	2,015,822
Danaher Corp.	134,538	34,749,820
Illumina, Inc. (B)	32,548	6,209,833
IQVIA Holdings, Inc. (B)	38,295	6,936,756
Mettler-Toledo International, Inc. (B)	4,590	4,976,111
PerkinElmer, Inc.	25,714	3,094,166
Thermo Fisher Scientific, Inc.	80,501	40,829,302
Waters Corp. (B)	12,472	3,361,578
West Pharmaceutical Services, Inc.	15,037	3,700,305
		117,437,499
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Company	438,812	31,195,145
Catalent, Inc. (B)	36,817	2,664,078
Eli Lilly & Company	162,050	52,398,868
Johnson & Johnson	540,230	88,251,973
Merck & Company, Inc.	520,478	44,823,565
Organon & Company	51,529	1,205,779
Pfizer, Inc.	1,153,210	50,464,470
Viatris, Inc.	245,795	2,094,173
Zoetis, Inc.	96,332	14,285,072
		287,383,123
		935,129,574
Industrials – 7.6%
Aerospace and defense – 1.6%
General Dynamics Corp.	46,184	9,798,859
Howmet Aerospace, Inc.	74,604	2,307,502
Huntington Ingalls Industries, Inc.	8,159	1,807,219
L3Harris Technologies, Inc.	39,494	8,208,038
Lockheed Martin Corp.	48,512	18,739,700
Northrop Grumman Corp.	29,993	14,106,308
Raytheon Technologies Corp.	304,129	24,896,000
Textron, Inc.	43,406	2,528,834
The Boeing Company (B)	114,967	13,920,204
TransDigm Group, Inc.	10,642	5,585,134
		101,897,798
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	25,339	2,440,399
Expeditors International of Washington, Inc.	33,174	2,929,596
FedEx Corp.	49,433	7,339,318
United Parcel Service, Inc., Class B	150,267	24,274,131
		36,983,444
Airlines – 0.2%
Alaska Air Group, Inc. (B)	25,454	996,524
American Airlines Group, Inc. (A)(B)	131,599	1,584,452
Delta Air Lines, Inc. (B)	130,066	3,649,652
Southwest Airlines Company (B)	123,865	3,819,997

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
United Airlines Holdings, Inc. (B)	65,776	$2,139,693
		12,190,318
Building products – 0.4%
A.O. Smith Corp.	27,073	1,315,206
Allegion PLC	18,231	1,634,956
Carrier Global Corp.	174,418	6,202,304
Fortune Brands Home & Security, Inc.	25,750	1,382,518
Johnson Controls International PLC	141,647	6,971,865
Masco Corp.	46,384	2,165,669
Trane Technologies PLC	47,444	6,870,366
		26,542,884
Commercial services and supplies – 0.5%
Cintas Corp.	17,789	6,905,512
Copart, Inc. (B)	44,507	4,735,545
Republic Services, Inc.	41,775	5,683,071
Rollins, Inc.	46,008	1,595,557
Waste Management, Inc.	77,464	12,410,507
		31,330,192
Construction and engineering – 0.0%
Quanta Services, Inc.	29,864	3,804,375
Electrical equipment – 0.5%
AMETEK, Inc.	46,994	5,329,590
Eaton Corp. PLC	81,970	10,931,519
Emerson Electric Company	121,506	8,896,669
Generac Holdings, Inc. (B)	12,830	2,285,536
Rockwell Automation, Inc.	23,583	5,072,939
		32,516,253
Industrial conglomerates – 0.8%
3M Company	113,820	12,577,110
General Electric Company	225,488	13,959,962
Honeywell International, Inc.	138,400	23,108,648
		49,645,720
Machinery – 1.6%
Caterpillar, Inc.	108,378	17,782,662
Cummins, Inc.	29,189	5,940,253
Deere & Company	57,117	19,070,795
Dover Corp.	29,261	3,411,247
Fortive Corp.	72,845	4,246,864
IDEX Corp.	15,447	3,087,083
Illinois Tool Works, Inc.	57,571	10,400,201
Ingersoll Rand, Inc.	82,354	3,562,634
Nordson Corp.	11,195	2,376,363
Otis Worldwide Corp.	86,745	5,534,331
PACCAR, Inc.	72,142	6,037,564
Parker-Hannifin Corp.	26,231	6,356,034
Pentair PLC	33,712	1,369,719
Snap-on, Inc.	10,970	2,208,810
Stanley Black & Decker, Inc.	31,148	2,342,641
Wabtec Corp.	36,896	3,001,490
Xylem, Inc.	36,619	3,199,036
		99,927,727
Professional services – 0.4%
CoStar Group, Inc. (B)	81,455	5,673,341
Equifax, Inc.	25,489	4,369,579
Jacobs Solutions, Inc.	26,487	2,873,575
Leidos Holdings, Inc.	28,774	2,516,862
Nielsen Holdings PLC	72,928	2,021,564
Robert Half International, Inc.	22,758	1,740,987
Verisk Analytics, Inc.	32,062	5,467,533
		24,663,441
Road and rail – 0.8%
CSX Corp.	440,523	11,735,533
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
JB Hunt Transport Services, Inc.	17,105	$2,675,564
Norfolk Southern Corp.	48,477	10,163,203
Old Dominion Freight Line, Inc.	19,067	4,743,298
Union Pacific Corp.	128,025	24,941,831
		54,259,429
Trading companies and distributors – 0.2%
Fastenal Company	116,818	5,378,301
United Rentals, Inc. (B)	14,244	3,847,589
W.W. Grainger, Inc.	9,308	4,553,381
		13,779,271
		487,540,852
Information technology – 25.5%
Communications equipment – 0.8%
Arista Networks, Inc. (B)	50,654	5,718,330
Cisco Systems, Inc.	851,220	34,048,800
F5, Inc. (B)	12,259	1,774,245
Juniper Networks, Inc.	66,088	1,726,219
Motorola Solutions, Inc.	34,416	7,708,152
		50,975,746
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	121,584	8,141,265
CDW Corp.	27,947	4,361,968
Corning, Inc.	156,177	4,532,257
Keysight Technologies, Inc. (B)	36,635	5,764,884
TE Connectivity, Ltd.	65,586	7,238,071
Teledyne Technologies, Inc. (B)	9,473	3,196,853
Trimble, Inc. (B)	51,143	2,775,531
Zebra Technologies Corp., Class A (B)	10,854	2,843,857
		38,854,686
IT services – 4.2%
Accenture PLC, Class A	129,766	33,388,792
Akamai Technologies, Inc. (B)	33,096	2,658,271
Automatic Data Processing, Inc.	85,376	19,311,197
Broadridge Financial Solutions, Inc.	24,429	3,525,593
Cognizant Technology Solutions Corp., Class A	106,830	6,136,315
DXC Technology Company (B)	46,270	1,132,690
EPAM Systems, Inc. (B)	11,890	4,306,439
Fidelity National Information Services, Inc.	125,633	9,494,086
Fiserv, Inc. (B)	131,472	12,301,835
FleetCor Technologies, Inc. (B)	15,248	2,686,240
Gartner, Inc. (B)	16,169	4,473,801
Global Payments, Inc.	56,989	6,157,661
IBM Corp.	185,549	22,045,077
Jack Henry & Associates, Inc.	15,098	2,751,912
Mastercard, Inc., Class A	175,249	49,830,301
Paychex, Inc.	66,216	7,430,097
PayPal Holdings, Inc. (B)	237,743	20,462,540
VeriSign, Inc. (B)	19,019	3,303,600
Visa, Inc., Class A	336,002	59,690,755
		271,087,202
Semiconductors and semiconductor equipment – 4.7%
Advanced Micro Devices, Inc. (B)	331,029	20,973,997
Analog Devices, Inc.	106,348	14,818,530
Applied Materials, Inc.	178,803	14,649,330
Broadcom, Inc.	82,958	36,834,182
Enphase Energy, Inc. (B)	27,835	7,723,377
Intel Corp.	843,800	21,744,726
KLA Corp.	29,137	8,817,730
Lam Research Corp.	28,153	10,303,998
Microchip Technology, Inc.	114,171	6,967,856
Micron Technology, Inc.	226,250	11,335,125

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	9,143	$3,322,566
NVIDIA Corp.	514,601	62,467,415
NXP Semiconductors NV	53,890	7,949,314
ON Semiconductor Corp. (B)	89,060	5,551,110
Qorvo, Inc. (B)	21,005	1,668,007
Qualcomm, Inc.	231,200	26,120,976
Skyworks Solutions, Inc.	33,567	2,862,258
SolarEdge Technologies, Inc. (B)	11,411	2,641,190
Teradyne, Inc.	31,903	2,397,510
Texas Instruments, Inc.	187,737	29,057,933
		298,207,130
Software – 8.3%
Adobe, Inc. (B)	96,169	26,465,709
ANSYS, Inc. (B)	17,735	3,931,850
Autodesk, Inc. (B)	44,719	8,353,509
Cadence Design Systems, Inc. (B)	56,257	9,194,082
Ceridian HCM Holding, Inc. (B)	31,527	1,761,729
Citrix Systems, Inc.	25,251	2,623,579
Fortinet, Inc. (B)	134,498	6,607,887
Intuit, Inc.	57,906	22,428,152
Microsoft Corp.	1,532,535	356,927,402
NortonLifeLock, Inc.	124,474	2,506,906
Oracle Corp.	311,962	19,051,519
Paycom Software, Inc. (B)	10,145	3,347,749
PTC, Inc. (B)	21,473	2,246,076
Roper Technologies, Inc.	21,939	7,890,142
salesforce.com, Inc. (B)	204,477	29,411,972
ServiceNow, Inc. (B)	41,513	15,675,724
Synopsys, Inc. (B)	31,538	9,635,174
Tyler Technologies, Inc. (B)	8,672	3,013,520
		531,072,681
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	3,104,256	429,008,179
Hewlett Packard Enterprise Company	265,437	3,179,935
HP, Inc.	186,908	4,657,747
NetApp, Inc.	45,532	2,816,154
Seagate Technology Holdings PLC	40,066	2,132,713
Western Digital Corp. (B)	62,664	2,039,713
		443,834,441
		1,634,031,886
Materials – 2.4%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	45,280	10,538,014
Albemarle Corp.	24,215	6,403,415
Celanese Corp.	20,481	1,850,254
CF Industries Holdings, Inc.	40,911	3,937,684
Corteva, Inc.	147,092	8,406,308
Dow, Inc.	148,163	6,508,801
DuPont de Nemours, Inc.	103,061	5,194,274
Eastman Chemical Company	25,492	1,811,207
Ecolab, Inc.	50,589	7,306,063
FMC Corp.	26,159	2,765,006
International Flavors & Fragrances, Inc.	52,304	4,750,772
Linde PLC	102,423	27,612,217
LyondellBasell Industries NV, Class A	51,990	3,913,807
PPG Industries, Inc.	48,244	5,340,128
The Mosaic Company	70,776	3,420,604
The Sherwin-Williams Company	48,487	9,927,713
		109,686,267
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,678	4,083,457
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	26,967	$4,252,966
		8,336,423
Containers and packaging – 0.3%
Amcor PLC	313,377	3,362,535
Avery Dennison Corp.	16,846	2,740,844
Ball Corp.	64,012	3,093,060
International Paper Company	74,983	2,376,961
Packaging Corp. of America	19,308	2,168,095
Sealed Air Corp.	30,466	1,356,042
Westrock Company	50,720	1,566,741
		16,664,278
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	293,856	8,031,084
Newmont Corp.	162,427	6,826,807
Nucor Corp.	53,904	5,767,189
		20,625,080
		155,312,048
Real estate – 2.7%
Equity real estate investment trusts – 2.6%
Alexandria Real Estate Equities, Inc.	30,474	4,272,150
American Tower Corp.	95,865	20,582,216
AvalonBay Communities, Inc.	29,042	5,349,246
Boston Properties, Inc.	28,885	2,165,508
Camden Property Trust	22,220	2,654,179
Crown Castle, Inc.	89,071	12,875,213
Digital Realty Trust, Inc.	58,961	5,847,752
Duke Realty Corp.	78,185	3,768,517
Equinix, Inc.	18,763	10,673,145
Equity Residential	69,260	4,655,657
Essex Property Trust, Inc.	13,219	3,202,038
Extra Space Storage, Inc.	27,908	4,819,991
Federal Realty Investment Trust	15,584	1,404,430
Healthpeak Properties, Inc.	109,548	2,510,840
Host Hotels & Resorts, Inc.	145,119	2,304,490
Invitation Homes, Inc.	119,812	4,046,051
Iron Mountain, Inc.	58,834	2,586,931
Kimco Realty Corp.	124,700	2,295,727
Mid-America Apartment Communities, Inc.	23,582	3,656,861
Prologis, Inc.	151,717	15,414,447
Public Storage	32,497	9,515,447
Realty Income Corp.	127,194	7,402,691
Regency Centers Corp.	31,075	1,673,389
SBA Communications Corp.	22,267	6,338,302
Simon Property Group, Inc.	66,792	5,994,582
UDR, Inc.	63,785	2,660,472
Ventas, Inc.	81,016	3,254,413
VICI Properties, Inc.	198,135	5,914,330
Vornado Realty Trust	32,316	748,439
Welltower, Inc.	95,526	6,144,232
Weyerhaeuser Company	152,398	4,352,487
		169,084,173
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (B)	66,146	4,465,516
		173,549,689
Utilities – 3.0%
Electric utilities – 2.0%
Alliant Energy Corp.	50,866	2,695,389
American Electric Power Company, Inc.	106,150	9,176,668
Constellation Energy Corp.	67,797	5,640,032
Duke Energy Corp.	158,331	14,727,950
Edison International	79,137	4,477,571
Entergy Corp.	41,518	4,177,956

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	46,606	$2,768,396
Eversource Energy	71,349	5,562,368
Exelon Corp.	203,183	7,611,235
FirstEnergy Corp.	111,246	4,116,102
NextEra Energy, Inc.	404,033	31,680,228
NRG Energy, Inc.	49,752	1,904,009
PG&E Corp. (B)	346,020	4,325,250
Pinnacle West Capital Corp.	22,924	1,478,827
PPL Corp.	153,553	3,892,569
The Southern Company	218,505	14,858,340
Xcel Energy, Inc.	112,421	7,194,944
		126,287,834
Gas utilities – 0.0%
Atmos Energy Corp.	28,557	2,908,530
Independent power and renewable electricity producers – 0.0%
The AES Corp.	135,441	3,060,967
Multi-utilities – 0.9%
Ameren Corp.	53,719	4,327,065
CenterPoint Energy, Inc.	129,183	3,640,377
CMS Energy Corp.	58,874	3,428,822
Consolidated Edison, Inc.	73,190	6,276,774
Dominion Energy, Inc.	170,734	11,799,427
DTE Energy Company	39,381	4,530,784
NiSource, Inc.	82,279	2,072,608
Public Service Enterprise Group, Inc.	102,761	5,778,251
Sempra Energy	64,905	9,731,856
WEC Energy Group, Inc.	64,114	5,733,715
		57,319,679
Water utilities – 0.1%
American Water Works Company, Inc.	37,778	4,917,184
		194,494,194
TOTAL COMMON STOCKS (Cost $2,904,263,855)		$6,196,852,423
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 3.3%
John Hancock Collateral Trust, 3.0556% (C)(D)	21,113,591	$210,967,000
TOTAL SHORT-TERM INVESTMENTS (Cost $210,981,570)		$210,967,000
Total Investments (500 Index Trust) (Cost $3,115,245,425) – 100.1%		$6,407,819,423
Other assets and liabilities, net – (0.1%)		(7,784,599)
TOTAL NET ASSETS – 100.0%		$6,400,034,824
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $3,990,382. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $786,814 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $3,325,356.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,156	Long	Dec 2022	$232,017,803	$208,166,700	$(23,851,103)
						$(23,851,103)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.8%
U.S. Government – 15.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,119,375
1.625%, 11/15/2050	6,500,000	4,035,586
1.875%, 02/15/2041	6,000,000	4,249,922
2.000%, 08/15/2051	3,000,000	2,049,141
2.250%, 05/15/2041	3,000,000	2,267,930
2.500%, 02/15/2045	7,566,000	5,768,188
2.875%, 05/15/2052	24,309,000	20,385,375
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 02/15/2047 to 08/15/2052	$4,060,000	$3,411,607
3.375%, 08/15/2042	9,817,000	8,892,055
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,429,180
1.375%, 11/15/2031	4,000,000	3,250,000
1.625%, 05/15/2031	3,000,000	2,518,125
2.375%, 05/15/2027	6,000,000	5,561,250

6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.750%, 08/15/2032		$8,546,000	$7,814,249
2.875%, 08/15/2028		7,000,000	6,567,148
3.125%, 08/31/2027 to 08/31/2029		958,000	916,920
3.500%, 09/15/2025		4,529,000	4,436,651
			85,672,702
U.S. Government Agency – 22.1%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 01/01/2052		1,246,676	1,013,458
2.500%, 08/01/2050 to 12/01/2051		2,091,984	1,770,044
3.000%, 03/01/2043 to 12/01/2049		4,909,754	4,352,825
3.500%, 10/01/2046 to 04/01/2052		14,118,618	12,895,277
4.000%, 01/01/2041 to 05/01/2052		636,979	606,314
4.500%, 09/01/2023 to 08/01/2052		1,641,828	1,597,505
4.500%, 08/01/2052 to 09/01/2052 (A)		2,180,666	2,084,035
Federal National Mortgage Association
2.000%, 09/01/2050 to 02/01/2052		4,692,326	3,828,236
2.459%, 04/01/2034 (B)		999,886	830,082
2.500%, 09/01/2050 to 03/01/2052		9,016,890	7,616,635
3.000%, 01/01/2043 to 03/01/2052		30,703,149	26,993,898
3.372%, (6 month LIBOR + 2.122%), 07/01/2033 (C)		14,784	15,131
3.500%, 06/01/2042 to 05/01/2052		21,529,550	19,613,328
3.768%, (12 month LIBOR + 1.608%), 08/01/2034 (C)		134,114	135,973
4.000%, 10/01/2025 to 06/01/2052		23,570,617	22,090,388
4.000%, 07/01/2052 (A)		301,927	281,501
4.500%, TBA (A)		4,014,000	3,818,944
4.500%, 05/01/2041 to 08/01/2052		1,642,827	1,593,646
4.500%, 06/01/2052 to 08/01/2052 (A)		3,029,782	2,891,307
5.000%, TBA (A)		2,463,000	2,396,421
5.000%, 12/01/2034 to 02/01/2036		958,816	962,330
5.500%, 09/01/2034 to 01/01/2037		1,255,295	1,284,609
6.000%, 05/01/2035 to 02/01/2036		929,883	964,809
7.000%, 09/01/2031 to 06/01/2032		77,678	82,534
7.500%, 09/01/2029 to 08/01/2031		10,956	11,535
Government National Mortgage Association
4.000%, 02/15/2041		764,832	736,930
5.000%, 04/15/2035		129,443	129,135
5.500%, 03/15/2035		44,721	45,553
6.000%, 03/15/2033 to 06/15/2033		100,515	103,936
6.500%, 09/15/2028 to 08/15/2031		14,932	15,400
7.000%, 04/15/2029		20,752	21,545
8.000%, 10/15/2026		9,581	9,951
			120,793,215
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $233,318,993)			$206,465,917
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina 3.500%, (3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		1,219,000	259,841
Republic of Argentina, GDP-Linked Note 7.393%, 12/15/2035 (D)*	ARS	19,532,033	1,246
			261,087
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	910,690
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	571,214
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	$392,718
9.375%, 04/01/2029		130,000	151,032
			543,750
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (E)		323,000	316,136
5.103%, 04/23/2048 (E)		255,000	246,542
			562,678
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (E)		601,000	587,603
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	102,737
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,491,641)			$3,539,759
CORPORATE BONDS – 41.1%
Communication services – 4.0%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (E)		$137,000	93,503
AT&T, Inc.
3.500%, 06/01/2041		484,000	348,617
3.650%, 06/01/2051		612,000	413,441
4.350%, 06/15/2045		285,000	220,258
7.625%, 04/15/2031		451,000	481,414
C&W Senior Financing DAC 6.875%, 09/15/2027 (E)		249,000	203,381
Cable One, Inc. 4.000%, 11/15/2030 (E)		126,000	98,080
CCO Holdings LLC 4.500%, 06/01/2033 (E)		210,000	155,142
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	302,379
3.900%, 06/01/2052		236,000	146,110
4.200%, 03/15/2028		581,000	521,613
4.800%, 03/01/2050		557,000	401,814
5.750%, 04/01/2048		643,000	518,972
6.484%, 10/23/2045		505,000	444,696
Comcast Corp.
3.969%, 11/01/2047		633,000	483,995
3.999%, 11/01/2049		761,000	583,128
Connect Finco SARL 6.750%, 10/01/2026 (E)		301,000	263,240
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	868,437
Fox Corp. 3.500%, 04/08/2030		400,000	343,059
GCI LLC 4.750%, 10/15/2028 (E)		175,000	145,295
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (E)		400,000	301,000
Level 3 Financing, Inc. 3.400%, 03/01/2027 (E)		377,000	315,738
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (E)		289,000	215,305
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (E)		156,000	135,437
Lumen Technologies, Inc. 7.600%, 09/15/2039		1,000,000	679,270
Match Group Holdings II LLC
3.625%, 10/01/2031 (E)		81,000	61,155

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Match Group Holdings II LLC (continued)
4.125%, 08/01/2030 (E)	$234,000	$192,173
Millicom International Cellular SA 6.250%, 03/25/2029 (E)	214,200	181,697
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (E)	140,000	133,809
Netflix, Inc.
4.375%, 11/15/2026	700,000	660,825
4.875%, 04/15/2028	562,000	525,984
4.875%, 06/15/2030 (E)	277,000	253,133
5.375%, 11/15/2029 (E)	120,000	112,800
5.875%, 11/15/2028	487,000	475,205
News Corp.
3.875%, 05/15/2029 (E)	209,000	177,412
5.125%, 02/15/2032 (E)	107,000	93,893
Paramount Global 4.375%, 03/15/2043	642,000	427,794
Playtika Holding Corp. 4.250%, 03/15/2029 (E)	57,000	45,585
Radiate Holdco LLC 6.500%, 09/15/2028 (E)	225,000	156,938
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (E)	357,000	303,657
5.000%, 08/01/2027 (E)	373,000	342,228
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	411,000
Sprint Corp. 7.875%, 09/15/2023	261,000	263,666
Stagwell Global LLC 5.625%, 08/15/2029 (E)	523,000	430,204
Switch, Ltd. 3.750%, 09/15/2028 (E)	81,000	80,494
Take-Two Interactive Software, Inc. 3.550%, 04/14/2025	187,000	179,424
Telecom Argentina SA 8.000%, 07/18/2026 (E)	114,000	99,392
Telefonica Emisiones SA 5.213%, 03/08/2047	477,000	362,884
Telesat Canada 5.625%, 12/06/2026 (E)	112,000	53,514
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	353,212
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	320,027
T-Mobile USA, Inc.
2.875%, 02/15/2031	59,000	47,545
3.375%, 04/15/2029	372,000	321,401
3.875%, 04/15/2030	985,000	873,710
4.500%, 04/15/2050	300,000	240,166
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (E)	278,000	197,389
7.500%, 11/12/2025 (E)	480,000	408,000
Townsquare Media, Inc. 6.875%, 02/01/2026 (E)	102,000	93,235
Twitter, Inc. 3.875%, 12/15/2027 (E)	124,000	116,278
Univision Communications, Inc.
4.500%, 05/01/2029 (E)	111,000	90,517
7.375%, 06/30/2030 (E)	30,000	28,629
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,118,604
4.329%, 09/21/2028	697,000	655,824
4.522%, 09/15/2048	978,000	811,458
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.672%, 03/15/2055	$397,000	$331,264
5.012%, 08/21/2054	335,000	296,330
Videotron, Ltd. 3.625%, 06/15/2029 (E)	171,000	138,508
Vodafone Group PLC 7.000%, (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%), 04/04/2079	277,000	263,593
WMG Acquisition Corp.
3.000%, 02/15/2031 (E)	358,000	271,779
3.875%, 07/15/2030 (E)	287,000	235,130
		21,920,789
Consumer discretionary – 4.3%
Affinity Gaming 6.875%, 12/15/2027 (E)	159,000	129,617
Amazon.com, Inc. 4.050%, 08/22/2047	385,000	325,122
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (E)	50,000	39,969
4.750%, 03/01/2030	175,000	136,672
AutoNation, Inc. 4.750%, 06/01/2030	166,000	145,975
AutoZone, Inc. 3.125%, 04/21/2026	535,000	502,771
Booking Holdings, Inc. 4.625%, 04/13/2030	406,000	381,573
Brinker International, Inc. 3.875%, 05/15/2023	740,000	727,015
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (E)	154,000	114,002
Caesars Resort Collection LLC 5.750%, 07/01/2025 (E)	116,000	111,928
CCM Merger, Inc. 6.375%, 05/01/2026 (E)	139,000	126,844
Century Communities, Inc.
3.875%, 08/15/2029 (E)	266,000	204,155
6.750%, 06/01/2027	232,000	216,784
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	445,000	372,684
Dealer Tire LLC 8.000%, 02/01/2028 (E)	122,000	107,363
Dollar Tree, Inc. 4.200%, 05/15/2028	616,000	573,906
eBay, Inc. 2.700%, 03/11/2030	439,000	357,745
Empire Communities Corp. 7.000%, 12/15/2025 (E)	75,000	62,234
Expedia Group, Inc.
2.950%, 03/15/2031	293,000	227,303
4.625%, 08/01/2027	409,000	384,093
5.000%, 02/15/2026	1,090,000	1,071,784
Ford Motor Company 3.250%, 02/12/2032	177,000	127,498
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	175,500
4.125%, 08/17/2027	346,000	297,733
4.134%, 08/04/2025	909,000	824,963
5.113%, 05/03/2029	532,000	461,616
Full House Resorts, Inc. 8.250%, 02/15/2028 (E)	134,000	120,617
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (E)	221,000	207,252

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Company 5.400%, 10/15/2029 to 04/01/2048	$507,000	$447,663
General Motors Financial Company, Inc.
2.400%, 10/15/2028	805,000	636,211
3.600%, 06/21/2030	786,000	636,676
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (E)	44,000	35,429
Hilton Domestic Operating Company, Inc. 3.625%, 02/15/2032 (E)	180,000	137,862
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (E)	187,000	142,786
5.000%, 06/01/2029 (E)	238,000	192,090
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	653,169
6.000%, 04/23/2030	176,000	170,605
Hyundai Capital America
1.000%, 09/17/2024 (E)	409,000	373,634
1.800%, 10/15/2025 (E)	201,000	178,761
2.375%, 10/15/2027 (E)	201,000	167,800
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (E)	104,000	88,984
KB Home
4.000%, 06/15/2031	215,000	157,971
7.250%, 07/15/2030	56,000	50,820
Ken Garff Automotive LLC 4.875%, 09/15/2028 (E)	169,000	138,122
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (E)	96,000	74,339
Lithia Motors, Inc.
3.875%, 06/01/2029 (E)	101,000	81,053
4.375%, 01/15/2031 (E)	101,000	82,697
4.625%, 12/15/2027 (E)	50,000	43,430
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (E)	89,000	71,215
6.125%, 03/15/2032 (E)	34,000	26,033
Marriott International, Inc.
3.125%, 06/15/2026	1,169,000	1,078,289
4.625%, 06/15/2030	308,000	278,334
McDonald's Corp.
3.600%, 07/01/2030	500,000	449,610
4.200%, 04/01/2050	500,000	400,995
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	103,583
Mercedes-Benz Finance North America LLC 3.500%, 08/03/2025 (E)	160,000	152,766
MGM Resorts International 4.750%, 10/15/2028	387,000	323,860
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (E)	243,000	200,177
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (E)	298,000	248,720
NCL Corp., Ltd. 3.625%, 12/15/2024 (E)	700,000	588,669
New Red Finance, Inc. 4.000%, 10/15/2030 (E)	553,000	435,532
NIKE, Inc.
2.750%, 03/27/2027	500,000	459,450
2.850%, 03/27/2030	500,000	434,363
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (E)	205,000	186,303
Premier Entertainment Sub LLC 5.625%, 09/01/2029 (E)	139,000	96,221
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (E)	$300,000	$228,255
Royal Caribbean Cruises, Ltd. 9.125%, 06/15/2023 (E)	122,000	124,135
Service Corp. International 4.000%, 05/15/2031	259,000	208,285
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (E)	27,000	22,341
Target Corp. 2.250%, 04/15/2025	500,000	471,569
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	453,998
2.700%, 04/15/2030	500,000	427,045
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	366,662
4.500%, 04/15/2050	400,000	352,479
Travel + Leisure Company
4.625%, 03/01/2030 (E)	101,000	79,834
6.000%, 04/01/2027	700,000	630,798
6.600%, 10/01/2025	147,000	143,381
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (E)	133,000	116,910
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	201,398
4.750%, 01/15/2030 (E)	131,000	114,482
5.350%, 11/01/2043	600,000	476,438
6.875%, 11/15/2037	292,000	291,247
		23,268,197
Consumer staples – 1.7%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (E)	296,000	234,331
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	592,193
4.600%, 04/15/2048	269,000	222,769
BRF SA 5.750%, 09/21/2050 (E)	285,000	196,376
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	459,622
Coruripe Netherlands BV 10.000%, 02/10/2027 (E)	260,000	222,300
Edgewell Personal Care Company
4.125%, 04/01/2029 (E)	164,000	136,120
5.500%, 06/01/2028 (E)	183,000	163,627
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	806,024
General Mills, Inc. 2.875%, 04/15/2030	400,000	339,883
JBS USA LUX SA
3.625%, 01/15/2032 (E)	271,000	211,719
3.750%, 12/01/2031 (E)	86,000	68,846
5.125%, 02/01/2028 (E)	155,000	145,277
5.750%, 04/01/2033 (E)	424,000	382,931
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	476,452
Kraft Heinz Foods Company
4.375%, 06/01/2046	452,000	351,384
4.875%, 10/01/2049	80,000	65,935
5.000%, 06/04/2042	175,000	152,012
5.500%, 06/01/2050	272,000	244,685
MARB BondCo PLC 3.950%, 01/29/2031 (E)	308,000	222,915
NBM US Holdings, Inc. 6.625%, 08/06/2029 (E)	274,000	249,991

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (E)	$270,000	$155,250
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	433,431
Post Holdings, Inc. 5.500%, 12/15/2029 (E)	243,000	210,074
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	997,100
Sysco Corp.
5.950%, 04/01/2030	355,000	359,331
6.600%, 04/01/2050	1,000,000	1,049,668
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	339,034
		9,489,280
Energy – 4.5%
Aker BP ASA
3.000%, 01/15/2025 (E)	165,000	154,556
3.100%, 07/15/2031 (E)	278,000	217,656
3.750%, 01/15/2030 (E)	200,000	170,010
4.000%, 01/15/2031 (E)	523,000	443,819
Altera Infrastructure LP 8.500%, 07/15/2023 (E)(F)	227,000	12,485
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (G)	400,000	284,407
5.550%, 03/15/2026	800,000	775,176
Antero Midstream Partners LP 5.375%, 06/15/2029 (E)	233,000	205,716
Antero Resources Corp. 5.375%, 03/01/2030 (E)	90,000	80,916
Apache Corp. 5.100%, 09/01/2040	325,000	262,361
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (E)	296,000	263,440
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	848,764
Buckeye Partners LP 3.950%, 12/01/2026	500,000	436,090
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,081,369
Cheniere Energy Partners LP
4.000%, 03/01/2031	399,000	334,554
4.500%, 10/01/2029	461,000	405,860
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (E)	545,000	521,865
CNX Resources Corp. 7.375%, 01/15/2031 (E)	55,000	53,794
ConocoPhillips Company 5.950%, 03/15/2046	30,000	31,499
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	424,519
CSI Compressco LP
7.500%, 04/01/2025 (E)	386,000	336,785
10.000%, (10.000% Cash or 7.250% Cash and 3.500% PIK), 04/01/2026 (E)	239,806	207,701
DCP Midstream Operating LP 5.850%, (5.850% to 5-21-23, then 3 month LIBOR + 3.850%), 05/21/2043 (E)	201,000	192,605
Devon Energy Corp.
5.000%, 06/15/2045	600,000	499,279
7.875%, 09/30/2031	874,000	957,395
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	208,461
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP 7.500%, 04/15/2038	$600,000	$645,836
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month LIBOR + 3.418%), 07/15/2077	347,000	305,207
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	310,000	272,723
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	279,000	250,737
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (E)	99,000	83,434
5.875%, 03/30/2031 (E)	172,000	139,640
Energy Transfer LP
4.200%, 04/15/2027	228,000	210,848
5.150%, 03/15/2045	340,000	267,566
5.250%, 04/15/2029	661,000	621,641
5.400%, 10/01/2047	244,000	197,561
5.500%, 06/01/2027	347,000	338,011
5.950%, 10/01/2043	300,000	259,911
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (H)	474,000	412,903
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month LIBOR + 3.033%), 08/16/2077	526,000	439,633
6.875%, 03/01/2033	471,000	500,771
EQM Midstream Partners LP 7.500%, 06/01/2027 to 06/01/2030 (E)	61,000	57,961
EQT Corp.
5.678%, 10/01/2025 (A)	73,000	72,551
7.000%, 02/01/2030	129,000	133,115
Hess Corp.
5.600%, 02/15/2041	400,000	349,829
5.800%, 04/01/2047	500,000	446,523
Hess Midstream Operations LP
4.250%, 02/15/2030 (E)	78,000	62,985
5.500%, 10/15/2030 (E)	31,000	26,612
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	195,000	210,447
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (E)	426,000	389,370
6.750%, 06/30/2030 (E)	85,000	75,365
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	784,456
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (E)	276,000	207,690
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (E)	323,000	312,037
MPLX LP
4.000%, 03/15/2028	261,000	237,758
4.125%, 03/01/2027	103,000	96,069
4.250%, 12/01/2027	225,000	209,468
4.950%, 09/01/2032	179,000	162,618
6.875%, (6.875% to 2-15-23, then 3 month LIBOR + 4.652%), 02/15/2023 (H)	687,000	674,978
ONEOK Partners LP 6.650%, 10/01/2036	835,000	786,858
Ovintiv, Inc. 7.200%, 11/01/2031	55,000	56,079

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Parkland Corp.
4.500%, 10/01/2029 (E)	$176,000	$142,088
4.625%, 05/01/2030 (E)	172,000	139,436
Petroleos Mexicanos 8.750%, 06/02/2029 (E)	150,000	128,339
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	550,192
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	177,832
4.500%, 05/15/2030	415,000	378,052
5.000%, 03/15/2027	186,000	178,445
5.875%, 06/30/2026	234,000	234,182
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (E)	550,000	530,283
Southwestern Energy Company 4.750%, 02/01/2032	129,000	108,115
Sunoco LP 4.500%, 05/15/2029 to 04/30/2030	348,000	285,647
Targa Resources Corp. 4.950%, 04/15/2052	408,000	313,916
Targa Resources Partners LP 4.000%, 01/15/2032	336,000	277,101
The Williams Companies, Inc.
3.750%, 06/15/2027	306,000	282,260
4.650%, 08/15/2032	251,000	227,820
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	203,660
Valero Energy Corp. 2.850%, 04/15/2025 (G)	400,000	377,122
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (E)	95,000	81,499
4.125%, 08/15/2031 (E)	158,000	131,056
		24,457,318
Financials – 9.7%
Ambac Assurance Corp. 5.100%, 10/18/2022 (E)(H)	131	133
American International Group, Inc.
3.900%, 04/01/2026	830,000	792,283
6.250%, (6.250% to 3-15-37, then 3 month LIBOR + 2.056%), 03/15/2037	100,000	93,250
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	462,404
Ares Capital Corp.
2.150%, 07/15/2026	377,000	315,954
2.875%, 06/15/2028	309,000	243,202
3.875%, 01/15/2026	787,000	716,019
4.200%, 06/10/2024	279,000	270,112
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	164,979
Banco Santander SA 4.379%, 04/12/2028	249,000	222,081
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	472,000	383,564
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	498,000	394,944
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	881,000	687,827
2.884%, (2.884% to 10-22-29, then 3 month LIBOR + 1.190%), 10/22/2030	500,000	409,873
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
3.004%, (3.004% to 12-20-22, then 3 month LIBOR + 0.790%), 12/20/2023	$1,149,000	$1,142,899
3.248%, 10/21/2027	375,000	336,058
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,087,000	965,146
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	414,000	334,016
4.083%, (4.083% to 3-20-50, then 3 month LIBOR + 3.150%), 03/20/2051	500,000	377,141
6.300%, (6.300% to 3-10-26, then 3 month LIBOR + 4.553%), 03/10/2026 (H)	667,000	655,194
Barclays PLC 4.375%, (4.375% to 3-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (H)	391,000	240,973
BlackRock, Inc. 1.900%, 01/28/2031	500,000	390,365
Blackstone Private Credit Fund
2.350%, 11/22/2024	351,000	320,233
2.700%, 01/15/2025	277,000	251,086
3.250%, 03/15/2027	79,000	65,400
4.000%, 01/15/2029	389,000	311,608
BPCE SA 4.500%, 03/15/2025 (E)	250,000	237,366
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,015,952
3.750%, 07/28/2026	500,000	462,268
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then SOFR + 1.167%), 05/01/2032	264,000	202,663
3.500%, 05/15/2023	1,060,000	1,052,463
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	1,000,000	897,129
4.600%, 03/09/2026	677,000	659,999
4.700%, (4.700% to 1-30-25, then SOFR + 3.234%), 01/30/2025 (H)	511,000	410,691
6.250%, (6.250% to 8-15-26, then 3 month LIBOR + 4.517%), 08/15/2026 (H)	415,000	396,948
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	468,695
CNA Financial Corp. 2.050%, 08/15/2030	105,000	80,137
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	602,157
Credit Agricole SA
2.811%, 01/11/2041 (E)	279,000	165,418
3.250%, 01/14/2030 (E)	438,000	346,309
4.375%, 03/17/2025 (E)	600,000	573,514
7.875%, (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%), 01/23/2024 (E)(H)	215,000	206,131
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	372,607
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	327,000	265,250
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	430,000	278,736
Discover Financial Services 4.100%, 02/09/2027	167,000	153,544

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (E)	$313,000	$278,655
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/2032 (E)	800,000	737,624
Fifth Third Bancorp 5.100%, (5.100% to 6-30-23, then 3 month LIBOR + 3.033%), 06/30/2023 (H)	287,000	258,369
Freedom Mortgage Corp. 8.125%, 11/15/2024 (E)	167,000	146,125
Global Atlantic Fin Company 3.125%, 06/15/2031 (E)	1,000,000	732,315
ING Groep NV 6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (H)	135,000	120,540
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (E)	201,000	135,514
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	481,000	380,212
2.956%, (2.956% to 5-13-30, then SOFR + 2.515%), 05/13/2031	439,000	347,730
3.375%, 05/01/2023	1,250,000	1,242,109
4.125%, 12/15/2026	600,000	566,170
4.600%, (4.600% to 2-1-25, then SOFR + 3.125%), 02/01/2025 (H)	373,000	324,920
6.750%, (6.750% to 2-1-24, then 3 month LIBOR + 3.780%), 02/01/2024 (H)	475,000	470,690
Lazard Group LLC 4.375%, 03/11/2029	220,000	201,960
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	647,994
4.750%, 03/15/2026	825,000	811,668
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (E)	500,000	315,817
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (E)	332,000	256,493
4.250%, 06/15/2023 (E)	1,000,000	990,649
5.500%, 06/15/2052 (E)	60,000	51,719
Lloyds Banking Group PLC 7.500%, (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%), 06/27/2024 (H)	345,000	320,239
Loews Corp.
2.625%, 05/15/2023	630,000	623,555
3.750%, 04/01/2026	825,000	796,021
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (H)	186,000	164,610
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (E)	204,000	165,108
4.875%, 06/10/2025 (E)	262,000	255,788
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,074,644
MetLife, Inc.
3.000%, 03/01/2025	300,000	289,754
6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	347,000	334,602
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	$202,000	$151,746
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	659,000	472,258
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	864,229
4.100%, 05/22/2023	900,000	897,021
MSCI, Inc.
3.250%, 08/15/2033 (E)	285,000	220,086
3.625%, 11/01/2031 (E)	203,000	162,871
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (E)	176,000	127,635
5.500%, 08/15/2028 (E)	191,000	149,982
6.000%, 01/15/2027 (E)	99,000	84,521
Nationwide Mutual Insurance Company 5.583%, (3 month LIBOR + 2.290%), 12/15/2024 (C)(E)	1,130,000	1,130,130
NatWest Group PLC
3.875%, 09/12/2023	500,000	492,844
6.000%, (6.000% to 12-29-25, then 5 Year CMT + 5.625%), 12/29/2025 (H)	431,000	376,048
NatWest Markets PLC 1.600%, 09/29/2026 (E)	494,000	417,145
New York Life Insurance Company 3.750%, 05/15/2050 (E)	198,000	146,400
Nippon Life Insurance Company
2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (E)	480,000	374,060
5.100%, (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%), 10/16/2044 (E)	250,000	242,966
OneMain Finance Corp. 6.875%, 03/15/2025	65,000	61,090
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	203,000	175,989
Radian Group, Inc. 4.500%, 10/01/2024	160,000	151,400
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	440,589
S&P Global, Inc. 4.750%, 08/01/2028 (E)	155,000	151,277
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	340,000	283,533
3.244%, 10/05/2026	791,000	707,814
3.450%, 06/02/2025	619,000	579,430
4.400%, 07/13/2027	203,000	186,722
SBL Holdings, Inc. 5.000%, 02/18/2031 (E)	360,000	274,988
Societe Generale SA 5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (E)(H)	355,000	243,282
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,079,899
State Street Corp. 2.901%, (2.901% to 3-30-25, then SOFR + 2.600%), 03/30/2026	1,000,000	943,908
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,277,066

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (E)	$425,000	$345,128
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	1,054,000	816,985
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	407,000	311,952
3.500%, 04/01/2025	500,000	477,601
3.625%, 01/22/2023	1,200,000	1,197,575
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	515,884
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (H)	497,000	370,900
4.850%, (4.850% to 6-1-23, then 3 month LIBOR + 3.040%), 06/01/2023 (H)	243,000	221,507
6.460%, (3 month LIBOR + 3.678%), 11/01/2022 (C)(H)	373,000	370,471
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	572,180
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	746,000	639,768
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	656,000	538,994
3.068%, (3.068% to 4-30-40, then SOFR + 2.530%), 04/30/2041	311,000	213,454
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	300,000	243,290
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (H)	878,000	835,898
		52,974,831
Health care – 2.5%
Abbott Laboratories 3.750%, 11/30/2026	680,000	659,500
AbbVie, Inc. 3.200%, 11/21/2029	1,700,000	1,488,304
AdaptHealth LLC 5.125%, 03/01/2030 (E)	168,000	138,520
AmerisourceBergen Corp. 2.800%, 05/15/2030	309,000	255,241
Baxter International, Inc. 3.500%, 08/15/2046	500,000	351,004
Biogen, Inc.
2.250%, 05/01/2030	400,000	314,988
3.150%, 05/01/2050	500,000	322,136
Centene Corp.
3.000%, 10/15/2030	286,000	226,495
3.375%, 02/15/2030	183,000	149,603
4.250%, 12/15/2027	127,000	116,167
CVS Health Corp.
3.750%, 04/01/2030	269,000	239,207
4.300%, 03/25/2028	188,000	177,313
5.050%, 03/25/2048	328,000	288,857
CVS Pass-Through Trust 8.353%, 07/10/2031 (E)	812,897	878,721
DaVita, Inc.
3.750%, 02/15/2031 (E)	378,000	269,325
4.625%, 06/01/2030 (E)	367,000	283,966
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Encompass Health Corp.
4.500%, 02/01/2028	$100,000	$85,649
4.625%, 04/01/2031	93,000	73,494
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (E)	520,000	377,884
HCA, Inc.
4.125%, 06/15/2029	318,000	278,883
5.250%, 04/15/2025 to 06/15/2026	491,000	478,095
5.375%, 02/01/2025	800,000	790,539
Humana, Inc. 3.125%, 08/15/2029	500,000	432,659
Organon & Company 5.125%, 04/30/2031 (E)	314,000	257,216
Pfizer, Inc. 2.625%, 04/01/2030	500,000	429,548
Royalty Pharma PLC 1.750%, 09/02/2027	186,000	153,707
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	461,171
Stanford Health Care 3.310%, 08/15/2030	225,000	196,078
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	40,356
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	550,525
Universal Health Services, Inc.
1.650%, 09/01/2026 (E)	335,000	280,732
2.650%, 10/15/2030 (E)	358,000	264,861
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	729,346
5.250%, 06/15/2046	250,000	176,396
Varex Imaging Corp. 7.875%, 10/15/2027 (E)	149,000	146,169
Viatris, Inc.
2.300%, 06/22/2027	120,000	97,979
2.700%, 06/22/2030	268,000	199,128
4.000%, 06/22/2050	308,000	184,366
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	466,948
		13,311,076
Industrials – 5.3%
3M Company 3.050%, 04/15/2030	500,000	425,059
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (E)	313,000	224,906
AerCap Ireland Capital DAC
1.650%, 10/29/2024	174,000	158,964
1.750%, 01/30/2026	350,000	299,318
2.450%, 10/29/2026	1,005,000	847,825
2.875%, 08/14/2024	328,000	308,456
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (E)	166,487	143,631
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (E)	158,201	139,292
Air Lease Corp.
2.100%, 09/01/2028	208,000	162,075
2.875%, 01/15/2026	225,000	201,412
3.000%, 09/15/2023	400,000	390,187
3.125%, 12/01/2030	400,000	314,949

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp. (continued)
3.625%, 12/01/2027	$170,000	$147,044
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (E)	95,952	97,511
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	785,838	650,888
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	189,807	182,694
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	234,310	182,373
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	62,369	47,607
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	183,438	160,928
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	156,702	121,423
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	267,973	192,073
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	224,752	189,370
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	200,000	162,442
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	149,000	120,865
American Airlines Group, Inc. 3.750%, 03/01/2025 (E)(G)	500,000	408,750
APX Group, Inc. 5.750%, 07/15/2029 (E)	266,000	210,293
Ashtead Capital, Inc. 2.450%, 08/12/2031 (E)	215,000	158,048
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (E)	188,000	152,263
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (E)	275,000	215,722
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (E)	141,539	137,538
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (E)	63,110	53,177
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (E)	125,137	112,584
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (E)	91,908	92,918
Builders FirstSource, Inc.
4.250%, 02/01/2032 (E)	286,000	219,401
5.000%, 03/01/2030 (E)	46,000	39,100
6.375%, 06/15/2032 (E)	165,000	146,560
Carrier Global Corp. 2.700%, 02/15/2031	500,000	401,956
Cimpress PLC 7.000%, 06/15/2026 (E)	430,000	292,400
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CNH Industrial Capital LLC 1.950%, 07/02/2023	$570,000	$557,899
CoStar Group, Inc. 2.800%, 07/15/2030 (E)	386,000	304,686
CSX Corp. 3.800%, 04/15/2050	1,000,000	754,928
DAE Funding LLC 2.625%, 03/20/2025 (E)	267,000	244,262
Delta Air Lines, Inc.
2.900%, 10/28/2024	525,000	486,339
3.800%, 04/19/2023	65,000	64,354
4.375%, 04/19/2028	359,000	302,563
4.500%, 10/20/2025 (E)	103,000	99,978
4.750%, 10/20/2028 (E)	307,051	285,974
Equifax, Inc. 3.100%, 05/15/2030	800,000	664,145
Flowserve Corp. 3.500%, 10/01/2030	136,000	111,830
Fortive Corp. 3.150%, 06/15/2026	700,000	645,693
Garda World Security Corp. 6.000%, 06/01/2029 (E)	131,000	96,048
GATX Corp. 3.850%, 03/30/2027	800,000	736,173
GFL Environmental, Inc.
3.500%, 09/01/2028 (E)	130,000	109,630
4.375%, 08/15/2029 (E)	229,000	190,936
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (E)	247,000	182,587
Graphic Packaging International LLC 3.500%, 03/01/2029 (E)	267,000	219,639
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (E)	257,000	201,745
Hillenbrand, Inc. 3.750%, 03/01/2031	103,000	79,568
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	431,235
4.200%, 05/01/2030	1,232,000	1,087,069
IDEX Corp. 3.000%, 05/01/2030	1,000,000	834,368
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	690,287
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (E)	132,000	122,100
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	270,640	221,918
Kansas City Southern 2.875%, 11/15/2029	500,000	424,801
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (E)	66,000	56,518
Lennox International, Inc. 3.000%, 11/15/2023	800,000	782,338
Masco Corp. 2.000%, 10/01/2030	412,000	310,234
MasTec, Inc. 4.500%, 08/15/2028 (E)	191,000	166,716
Owens Corning 3.950%, 08/15/2029	321,000	287,288
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (E)	62,000	52,091
6.250%, 01/15/2028 (E)	218,000	186,035
Southwest Airlines Company 5.250%, 05/04/2025	800,000	799,178

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
3.200%, 03/01/2029	$199,000	$166,155
5.040%, 05/01/2027	568,000	547,189
5.150%, 05/01/2030	790,000	730,788
5.805%, 05/01/2050	400,000	347,597
TransDigm, Inc. 5.500%, 11/15/2027	381,000	331,356
TriNet Group, Inc. 3.500%, 03/01/2029 (E)	104,000	84,708
TTX Company 4.200%, 07/01/2046 (E)	700,000	572,720
Tutor Perini Corp. 6.875%, 05/01/2025 (E)	259,000	193,713
Uber Technologies, Inc.
4.500%, 08/15/2029 (E)	378,000	317,756
7.500%, 05/15/2025 to 09/15/2027 (E)	590,000	582,348
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	426,162	383,577
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	366,614	288,886
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	256,896	221,536
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	101,875	92,971
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	193,528	159,412
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	615,597	589,434
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	171,936	159,900
United Airlines, Inc.
4.375%, 04/15/2026 (E)	31,000	27,668
4.625%, 04/15/2029 (E)	70,000	57,921
United Rentals North America, Inc.
3.875%, 11/15/2027	227,000	203,130
4.875%, 01/15/2028	356,000	326,395
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	66,665	66,014
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	172,501	171,284
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	160,966	144,574
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	364,884
Vertiv Group Corp. 4.125%, 11/15/2028 (E)	99,000	79,695
Wabtec Corp. 3.200%, 06/15/2025	500,000	466,075
		28,980,841
Information technology – 3.3%
Atento Luxco 1 SA 8.000%, 02/10/2026 (E)	135,000	57,527
Autodesk, Inc. 2.850%, 01/15/2030	99,000	83,068
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Block, Inc.
2.750%, 06/01/2026	$92,000	$79,070
3.500%, 06/01/2031	126,000	97,690
Broadcom, Inc.
2.450%, 02/15/2031 (E)	1,000,000	753,639
3.137%, 11/15/2035 (E)	779,000	545,845
3.419%, 04/15/2033 (E)	499,000	380,845
3.469%, 04/15/2034 (E)	421,000	315,857
4.750%, 04/15/2029	1,134,000	1,057,672
4.926%, 05/15/2037 (E)	211,000	173,985
CDW LLC
3.250%, 02/15/2029	149,000	121,001
3.569%, 12/01/2031	359,000	279,508
CGI, Inc. 1.450%, 09/14/2026	377,000	325,944
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (E)	255,000	216,462
Dell International LLC
3.450%, 12/15/2051 (E)	334,000	189,883
4.900%, 10/01/2026	574,000	552,952
5.300%, 10/01/2029	978,000	911,242
Fiserv, Inc.
2.250%, 06/01/2027	400,000	345,346
3.850%, 06/01/2025	614,000	589,457
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	758,456
Gartner, Inc.
3.625%, 06/15/2029 (E)	116,000	96,570
4.500%, 07/01/2028 (E)	374,000	334,431
Infor, Inc. 1.750%, 07/15/2025 (E)	151,000	135,836
Jabil, Inc. 3.600%, 01/15/2030	180,000	150,285
KLA Corp. 4.100%, 03/15/2029	211,000	200,489
Marvell Technology, Inc. 2.450%, 04/15/2028	410,000	338,676
Micron Technology, Inc.
4.185%, 02/15/2027	920,000	858,882
4.663%, 02/15/2030	1,000,000	887,217
4.975%, 02/06/2026	190,000	185,923
5.327%, 02/06/2029	1,613,000	1,525,401
Motorola Solutions, Inc.
2.300%, 11/15/2030	431,000	323,852
2.750%, 05/24/2031	395,000	301,462
4.600%, 05/23/2029	150,000	138,128
NXP BV
3.250%, 05/11/2041	178,000	116,743
3.875%, 06/18/2026	450,000	419,984
Oracle Corp. 2.950%, 04/01/2030	718,000	578,756
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	325,404
2.850%, 10/01/2029	1,180,000	1,009,376
Qorvo, Inc.
1.750%, 12/15/2024 (E)	281,000	259,029
3.375%, 04/01/2031 (E)	247,000	185,040
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	423,715
Renesas Electronics Corp. 1.543%, 11/26/2024 (E)	257,000	235,138
Sabre GLBL, Inc. 7.375%, 09/01/2025 (E)	209,000	187,187
VeriSign, Inc.
2.700%, 06/15/2031	188,000	145,841

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VeriSign, Inc. (continued)
5.250%, 04/01/2025	$160,000	$159,506
Visa, Inc. 2.050%, 04/15/2030	400,000	330,457
Western Digital Corp. 4.750%, 02/15/2026	382,000	353,724
Workday, Inc. 3.500%, 04/01/2027	186,000	172,049
		18,214,550
Materials – 1.5%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	460,578
Anglo American Capital PLC 4.750%, 04/10/2027 (E)	200,000	189,112
Arconic Corp. 6.125%, 02/15/2028 (E)	168,000	148,399
Braskem Idesa SAPI 6.990%, 02/20/2032 (E)	201,000	134,168
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (E)	240,000	170,040
Cemex SAB de CV
3.875%, 07/11/2031 (E)	297,000	234,030
5.200%, 09/17/2030 (E)	224,000	193,480
CF Industries, Inc. 4.950%, 06/01/2043	175,000	141,003
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (E)	404,000	367,578
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	354,000	302,712
4.625%, 08/01/2030	297,000	260,240
5.450%, 03/15/2043	934,000	779,236
FS Luxembourg Sarl 10.000%, 12/15/2025 (E)	347,000	350,378
Glencore Funding LLC 2.625%, 09/23/2031 (E)	500,000	374,752
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (E)	66,000	54,871
Huntsman International LLC 4.500%, 05/01/2029	500,000	440,841
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (E)	133,000	135,660
LSB Industries, Inc. 6.250%, 10/15/2028 (E)	85,000	72,932
Methanex Corp.
4.250%, 12/01/2024	193,000	185,058
5.650%, 12/01/2044	450,000	301,500
Newmont Corp. 2.800%, 10/01/2029	142,000	117,549
Novelis Corp. 4.750%, 01/30/2030 (E)	410,000	336,200
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (E)	130,000	117,809
Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (E)	362,000	303,500
4.375%, 10/15/2028 (E)	174,000	143,888
Sasol Financing USA LLC 5.500%, 03/18/2031	346,000	261,230
Standard Industries, Inc.
3.375%, 01/15/2031 (E)	142,000	99,869
4.375%, 07/15/2030 (E)	149,000	113,985
5.000%, 02/15/2027 (E)	73,000	64,598
The Mosaic Company 4.250%, 11/15/2023	600,000	595,088
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (E)	$65,000	$56,003
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (E)	167,000	98,530
Tronox, Inc. 4.625%, 03/15/2029 (E)	78,000	57,720
Valvoline, Inc. 3.625%, 06/15/2031 (E)	302,000	222,420
Volcan Cia Minera SAA 4.375%, 02/11/2026 (E)	69,000	56,925
WR Grace Holdings LLC 4.875%, 06/15/2027 (E)	143,000	122,927
		8,064,809
Real estate – 2.4%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	186,919
American Tower Corp.
3.550%, 07/15/2027	257,000	232,005
3.800%, 08/15/2029	531,000	465,805
5.000%, 02/15/2024	670,000	669,626
Crown Castle, Inc.
3.300%, 07/01/2030	410,000	343,306
3.700%, 06/15/2026	500,000	469,612
3.800%, 02/15/2028	225,000	203,584
4.150%, 07/01/2050	400,000	296,827
CubeSmart LP 4.375%, 02/15/2029	600,000	551,950
EPR Properties 4.950%, 04/15/2028	350,000	301,250
Equinix, Inc.
1.550%, 03/15/2028	319,000	256,645
1.800%, 07/15/2027	255,000	213,095
2.500%, 05/15/2031	544,000	419,099
2.900%, 11/18/2026	1,000,000	897,086
3.200%, 11/18/2029	199,000	168,231
ERP Operating LP 3.375%, 06/01/2025	300,000	285,223
Extra Space Storage LP 2.350%, 03/15/2032	500,000	368,492
GLP Capital LP
3.250%, 01/15/2032	521,000	391,647
4.000%, 01/15/2030	147,000	122,765
5.375%, 04/15/2026	235,000	224,780
Healthcare Realty Holdings LP
3.500%, 08/01/2026	500,000	460,664
3.750%, 07/01/2027	600,000	550,629
Host Hotels & Resorts LP
3.375%, 12/15/2029	377,000	305,451
3.500%, 09/15/2030	267,000	212,926
4.500%, 02/01/2026	214,000	203,162
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (E)	66,000	51,090
Iron Mountain, Inc.
4.875%, 09/15/2029 (E)	136,000	111,723
5.250%, 07/15/2030 (E)	159,000	131,568
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	636,513
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	492,046
RHP Hotel Properties LP 4.500%, 02/15/2029 (E)	284,000	235,641
SBA Tower Trust 2.836%, 01/15/2025 (E)	266,000	248,854

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SL Green Operating Partnership LP 3.250%, 10/15/2022	$500,000	$499,799
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	920,984
VICI Properties LP
3.875%, 02/15/2029 (E)	207,000	173,653
4.125%, 08/15/2030 (E)	160,000	133,635
4.625%, 12/01/2029 (E)	260,000	225,560
5.125%, 05/15/2032	77,000	68,253
Welltower, Inc. 2.700%, 02/15/2027	400,000	357,342
XHR LP 4.875%, 06/01/2029 (E)	107,000	88,223
		13,175,663
Utilities – 1.9%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (E)	203,000	159,863
Ameren Corp. 3.500%, 01/15/2031	1,000,000	862,638
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	255,318
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,033,996
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (E)	208,846	207,019
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	594,064
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	439,295
3.950%, 04/01/2050	500,000	384,547
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	519,424
3.600%, 03/15/2027	500,000	466,877
DPL, Inc. 4.125%, 07/01/2025	203,000	186,825
Edison International 3.550%, 11/15/2024	700,000	672,045
Emera US Finance LP 3.550%, 06/15/2026	158,000	146,732
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	205,105
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	626,211
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (E)	243,000	221,130
4.500%, 09/15/2027 (E)	201,000	182,910
NiSource, Inc. 3.600%, 05/01/2030	230,000	200,609
NRG Energy, Inc.
2.450%, 12/02/2027 (E)	284,000	232,496
3.375%, 02/15/2029 (E)	62,000	50,198
3.625%, 02/15/2031 (E)	175,000	136,500
3.875%, 02/15/2032 (E)	371,000	289,397
4.450%, 06/15/2029 (E)	257,000	222,922
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	961,540
Vistra Operations Company LLC
3.700%, 01/30/2027 (E)	624,000	552,651
4.300%, 07/15/2029 (E)	535,000	455,869
		10,266,181
TOTAL CORPORATE BONDS (Cost $256,637,639)		$224,123,535
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. 4.000%, (Greater of 3 month LIBOR + 0.645% or 4.000%), 12/15/2024 (C)(H)	$425,000	$326,188
USB Capital IX 3.532%, (Greater of 3 month LIBOR + 1.020% or 3.500%), 10/31/2022 (C)(H)	1,045,000	793,207
		1,119,395
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,394)		$1,119,395
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	733,576
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	159,716
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	283,000	235,290
4.131%, 06/15/2042	40,000	32,039
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	455,000	417,979
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	148,801
State of Connecticut, GO 2.677%, 07/01/2030	250,000	212,361
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	327,136
6.765%, 06/01/2040	1,010,000	1,114,471
TOTAL MUNICIPAL BONDS (Cost $4,088,766)		$3,381,369
TERM LOANS (I) – 0.2%
Communication services – 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 8.615%, 09/01/2027	93,000	85,909
Consumer discretionary – 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%) 6.340%, 02/26/2029	293,000	239,821
Health care – 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%) 7.125%, 03/31/2028	57,061	55,349
Industrials – 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 6.625%, 06/02/2028	574,471	429,417
Information technology – 0.0%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 6.977%, 02/01/2029	236,000	172,870
Materials – 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%) 7.309%, 04/13/2029	56,858	53,549

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
Materials (continued)
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%) 5.814%, 04/03/2024	$162,287	$150,826
		204,375
TOTAL TERM LOANS (Cost $1,463,717)		$1,187,741
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.6%
Commercial and residential – 7.0%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	125,858	106,863
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(E)	269,237	217,592
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(E)	342,506	283,026
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.084%, 05/15/2053 (E)	4,334,715	226,580
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(E)	216,930	185,568
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(E)	116,000	87,970
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	361,954
Series 2021-BN34, Class XA IO, 1.087%, 06/15/2063	12,762,194	734,254
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	95,081
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (B)(E)	140,000	139,709
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (B)(E)	194,000	163,210
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	276,250	247,751
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	251,718	240,715
Series 2019-B15, Class XA IO, 0.936%, 12/15/2072	9,872,096	402,323
BMO Mortgage Trust Series 2022-C2, Class A5 4.974%, 07/15/2054 (B)	500,000	489,699
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 4.615%, 05/15/2039 (C)(E)	260,000	254,479
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 5.164%, 05/15/2039 (C)(E)	100,000	97,226
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 4.743%, 04/15/2037 (C)(E)	756,000	744,669
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(E)	$152,453	$140,016
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.205%, 01/10/2035 (E)	3,705,000	61
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 3.748%, 10/15/2037 (C)(E)	292,055	283,630
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 3.668%, 11/15/2038 (C)(E)	243,000	233,264
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 3.918%, 09/15/2036 (C)(E)	278,000	257,373
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 3.835%, 01/17/2039 (C)(E)	566,000	542,609
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 4.568%, 12/15/2037 (C)(E)	121,000	116,452
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 5.368%, 12/15/2037 (C)(E)	192,000	178,896
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	745,209
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.062%, 06/15/2050 (B)	500,000	449,144
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.708%, 07/20/2034 (B)	468,029	443,810
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	423,746	392,398
Series 2018-C5, Class XA IO, 0.835%, 06/10/2051	13,979,991	439,250
Series 2019-C7, Class XA IO, 0.996%, 12/15/2072	15,820,880	721,568
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (E)	310,000	302,393
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (E)	162,000	158,061
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 4.918%, 11/15/2037 (C)(E)	491,495	474,203
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(E)	291,358	240,888
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(E)	388,991	310,880
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(E)	325,659	267,785
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(E)	406,682	349,971

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (E)	$1,400,000	$1,398,011
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO, 1.747%, 10/15/2045	2,432,756	96
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (B)	400,000	397,005
Series 2013-CR8, Class AM, 3.910%, 06/10/2046 (B)(E)	1,000,000	988,165
Series 2014-CR15, Class C, 4.820%, 02/10/2047 (B)	800,000	775,699
Series 2014-CR15, Class XA IO, 0.769%, 02/10/2047	4,619,892	30,900
Series 2014-CR16, Class C, 5.081%, 04/10/2047 (B)	400,000	379,062
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	949,748
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.576%, 05/10/2051	4,998,408	100,667
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (B)(E)	307,000	288,287
Series 2013-300P, Class E, 4.540%, 08/10/2030 (B)(E)	700,000	651,029
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (E)	89,000	83,935
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (E)	169,000	155,090
Series 2020-CX, Class A, 2.173%, 11/10/2046 (E)	500,000	391,672
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.234%, 03/10/2047	3,170,622	32,712
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 4.418%, 05/15/2036 (C)(E)	305,000	295,794
Series 2020-NET, Class A, 2.257%, 08/15/2037 (E)	103,756	93,903
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(E)	216,685	187,952
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(E)	189,316	156,639
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(E)	197,583	152,996
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(E)	331,815	265,118
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	361,164
Series 2019-C18, Class E, 2.500%, 12/15/2052 (E)	265,000	167,442
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 3.893%, 07/19/2044 (C)	$307,311	$271,269
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(E)	99,612	83,895
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	224,404	186,862
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(E)	350,228	278,554
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.191%, 04/25/2048 (B)(E)	290,000	272,345
Series 2016-K56, Class B, 4.078%, 06/25/2049 (B)(E)	1,085,000	1,023,390
Series 2017-K67, Class B, 4.080%, 09/25/2049 (B)(E)	485,000	449,583
Series 2018-K730, Class B, 3.921%, 02/25/2050 (B)(E)	300,000	288,035
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 4.853%, 08/25/2029 (C)(E)	177,850	176,890
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(E)	170,507	146,083
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(E)	157,939	133,526
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	258,183	214,393
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (B)(E)	859,800	850,216
Series 2017-485L, Class C, 4.115%, 02/10/2037 (B)(E)	85,000	73,490
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (E)	136,000	125,071
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(E)	119,658	102,403
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (E)	7,724,799	80,248
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	8,157,095	106,657
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (E)	8,298,392	102,503
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 4.018%, 12/15/2034 (C)(E)	1,000,000	959,947
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(E)	153,754	128,673
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (E)	107,000	102,388
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (B)(E)	123,000	115,715

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
InTown Mortgage Trust Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) 5.334%, 08/15/2037 (C)(E)	$434,000	$429,109
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (B)(E)	260,000	255,831
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (E)	1,584,870	4,468
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.519%, 08/15/2046	4,286,098	7,672
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (E)	258,000	234,217
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 4.168%, 05/15/2036 (C)(E)	187,000	180,414
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 3.518%, 03/15/2038 (C)(E)	340,108	326,895
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 4.218%, 03/15/2038 (C)(E)	275,232	260,744
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 4.568%, 03/15/2038 (C)(E)	982,970	918,912
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 4.141%, 05/15/2039 (C)(E)	736,000	714,815
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.214%, 04/21/2034 (B)	63,331	60,712
Series 2004-8, Class 5A1, 3.810%, 08/25/2034 (B)	80,073	74,927
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	162,346	150,718
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 3.544%, 03/25/2030 (C)	13,254	12,272
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (E)	2,530,498	25
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(E)	133,912	123,221
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA IO, 1.325%, 11/15/2045 (E)	1,506	0
Series 2013-C7, Class XA IO, 1.383%, 02/15/2046	7,555,860	5,448
Series 2014-C17, Class XA IO, 1.185%, 08/15/2047	8,572,390	101,469
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 4.218%, 11/15/2034 (C)(E)	$173,000	$171,489
Series 2019-L3, Class XA IO, 0.760%, 11/15/2052	21,373,600	739,631
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (B)(E)	135,000	131,264
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (B)(E)	98,000	84,493
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (E)	164,688	147,171
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(E)	117,918	103,994
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(E)	294,216	241,583
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(E)	358,544	286,073
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (E)	90,000	84,372
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(E)	316,303	273,506
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 3.393%, 05/20/2035 (C)	32,287	28,444
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (E)	352,000	261,499
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 3.846%, 01/15/2039 (C)(E)	791,000	758,618
Starwood Mortgage Residential Trust Series 2022-1, Class A1 2.447%, 12/25/2066 (B)(E)	356,640	312,425
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(E)	35,265	35,153
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.407%, 10/25/2053 (B)(E)	123,000	118,651
Series 2015-2, Class 1M2, 3.371%, 11/25/2060 (B)(E)	168,205	165,938
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(E)	1,000,000	929,440
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(E)	8,678	8,598
Series 2018-1, Class A1, 3.000%, 01/25/2058 (B)(E)	50,125	48,595
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(E)	224,323	209,200
Series 2018-5, Class A1A, 3.250%, 07/25/2058 (B)(E)	25,370	24,585
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(E)	174,219	171,110

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust (continued)
Series 2019-1, Class A1, 3.692%, 03/25/2058 (B)(E)	$187,408	$176,350
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(E)	168,365	158,522
Series 2020-4, Class A1, 1.750%, 10/25/2060 (E)	251,879	224,295
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 0.803%, 05/10/2063 (E)	1,055,008	18
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (B)(E)	174,987	162,740
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (E)	92,989	85,884
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(E)	278,373	228,037
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(E)	159,483	127,989
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	290,779	242,426
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(E)	130,670	119,224
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	182,352	153,954
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	426,867
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class XA IO 1.569%, 12/15/2045 (E)	2,446,690	86
		38,005,845
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 4.381%, 09/25/2041 (C)(E)	1,000,000	840,000
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 3.281%, 01/25/2042 (C)(E)	379,995	369,097
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 3.581%, 02/25/2042 (C)(E)	253,082	248,597
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 4.681%, 02/25/2042 (C)(E)	342,000	317,633
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 4.281%, 04/25/2042 (C)(E)	340,087	336,693
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 5.181%, 04/25/2042 (C)(E)	205,000	193,468
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 4.481%, 05/25/2042 (C)(E)	257,166	254,887
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 5.631%, 05/25/2042 (C)(E)	304,000	288,800
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 6.781%, 06/25/2042 (C)(E)	$335,000	$335,734
Series 290, Class IO, 3.500%, 11/15/2032	733,773	80,258
Series 3387, Class SB IO, 3.602%, 11/15/2037	737,406	50,800
Series 3632, Class AP, 3.000%, 02/15/2040	434,052	412,897
Series K026, Class X1 IO, 1.019%, 11/25/2022	5,957,181	132
Series K109, Class X1 IO, 1.699%, 04/25/2030	3,117,888	279,917
Series KS01, Class X1 IO, 1.254%, 01/25/2023	1,086,055	29
Series T-41, Class 3A, 4.444%, 07/25/2032 (B)	40,877	39,410
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	4,689	4,863
Series 2002-W3, Class A5, 7.500%, 11/25/2041	45,335	49,011
Series 2011-41, Class KA, 4.000%, 01/25/2041	51,163	50,284
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	701,948	78,337
Series 2012-21, Class PA, 2.000%, 03/25/2041	683,520	642,428
Series 2012-38, Class PA, 2.000%, 09/25/2041	444,148	404,780
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 7.384%, 02/25/2025 (C)	55,695	56,836
Series 2016-M11, Class X1 IO, 0.508%, 07/25/2026	20,039,387	264,794
Series 2016-M12, Class X2 IO, 0.032%, 09/25/2026	30,542,710	17,974
Series 2019-M25, Class X IO, 0.221%, 11/25/2029	32,410,868	277,450
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 5.084%, 01/25/2040 (C)(E)	158,304	155,155
Series 2021-31, Class IE IO, 1.742%, 03/25/2050	2,594,000	164,223
Series 2021-M8, Class X IO, 0.430%, 11/25/2035	10,291,507	232,649
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	642,847
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 4.381%, 03/25/2042 (C)(E)	318,472	314,705
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 4.281%, 03/25/2042 (C)(E)	136,421	134,841
Government National Mortgage Association
Series 2008-90, Class IO, 2.010%, 12/16/2050	2,048,988	265,178
Series 2010-147, Class SA IO, 3.156%, 05/20/2040	346,121	11,957
Series 2010-85, Class SB IO, 3.661%, 03/16/2040	704,253	37,985

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2012-114, Class IO, 0.621%, 01/16/2053	$295,543	$4,773
Series 2012-120, Class IO, 0.646%, 02/16/2053	3,905,020	65,848
Series 2012-70, Class IO, 0.094%, 08/16/2052	378,953	297
Series 2015-41, Class IO, 0.292%, 09/16/2056	2,127,285	31,178
Series 2016-162, Class IO, 0.687%, 09/16/2058	3,689,561	127,425
Series 2016-174, Class IO, 0.845%, 11/16/2056	413,962	17,717
Series 2017-109, Class IO, 0.272%, 04/16/2057	700,906	15,543
Series 2017-124, Class IO, 0.610%, 01/16/2059	659,634	20,953
Series 2017-135, Class IO, 0.722%, 10/16/2058	1,012,189	41,723
Series 2017-140, Class IO, 0.486%, 02/16/2059	394,072	13,534
Series 2017-159, Class IO, 0.434%, 06/16/2059	9,677,327	342,648
Series 2017-169, Class IO, 0.588%, 01/16/2060	1,913,627	70,309
Series 2017-20, Class IO, 0.585%, 12/16/2058	1,656,322	47,506
Series 2017-22, Class IO, 0.797%, 12/16/2057	200,264	8,233
Series 2017-23, Class IO, 0.617%, 05/16/2059	6,166,156	226,730
Series 2017-41, Class IO, 0.618%, 07/16/2058	597,267	18,499
Series 2017-46, Class IO, 0.685%, 11/16/2057	666,644	26,128
Series 2017-50, Class IO, 0.631%, 01/16/2057	9,081,038	333,793
Series 2017-53, Class IO, 0.532%, 11/16/2056	9,078,426	320,743
Series 2017-61, Class IO, 0.769%, 05/16/2059	377,434	15,560
Series 2018-158, Class IO, 0.762%, 05/16/2061	1,658,361	88,327
Series 2018-35, Class IO, 0.528%, 03/16/2060	1,552,404	61,198
Series 2018-43, Class IO, 0.496%, 05/16/2060	1,616,466	59,890
Series 2018-69, Class IO, 0.602%, 04/16/2060	388,606	19,202
Series 2018-81, Class IO, 0.475%, 01/16/2060	287,368	12,304
Series 2018-85, Class IO, 0.542%, 07/16/2060	5,458,980	247,659
Series 2018-9, Class IO, 0.446%, 01/16/2060	1,677,861	56,324
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,266,039	72,572
Series 2020-100, Class IO, 0.784%, 05/16/2062	1,478,422	92,732
Series 2020-108, Class IO, 0.846%, 06/16/2062	3,230,657	200,414
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,532,578	224,275
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-118, Class IO, 0.886%, 06/16/2062	$2,514,361	$163,675
Series 2020-119, Class IO, 0.601%, 08/16/2062	1,422,799	76,370
Series 2020-120, Class IO, 0.760%, 05/16/2062	808,636	50,236
Series 2020-137, Class IO, 0.794%, 09/16/2062	3,709,860	224,203
Series 2020-143, Class IB IO, 0.873%, 03/16/2062	4,390,384	273,920
Series 2020-150, Class IO, 0.957%, 12/16/2062	2,267,737	163,461
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	17,167,837	539,084
Series 2020-170, Class IO, 0.832%, 11/16/2062	2,987,062	197,609
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,450,200	329,615
Series 2020-92, Class IO, 0.877%, 02/16/2062	3,399,638	226,754
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	22,549,844	300,454
Series 2021-3, Class IO, 0.866%, 09/16/2062	3,753,527	253,623
Series 2021-40, Class IO, 0.824%, 02/16/2063	934,709	62,492
Series 2022-106, Class IO, 0.703%, 02/16/2064	5,982,419	406,921
Series 2022-17, Class IO, 0.802%, 06/16/2064	2,045,605	142,127
Series 2022-21, Class IO, 0.783%, 10/16/2063	895,847	61,511
		14,210,741
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,891,396)		$52,216,586
ASSET BACKED SECURITIES – 6.4%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 3.984%, 09/25/2034 (C)	408,397	399,987
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (E)	692,000	590,015
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (B)	1	1
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (E)	153,000	136,667
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (E)	105,000	91,271
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (E)	400,950	379,895
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (E)	162,996	147,585
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (E)	465,500	394,080

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (E)	$900,000	$896,831
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (E)	420,000	393,208
Series 2020-1A, Class A 2.330%, 08/20/2026 (E)	333,000	306,336
BMW Vehicle Lease Trust Series 2022-1, Class A3 1.100%, 03/25/2025	173,000	166,534
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (E)	130,043	121,909
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 5.610%, 01/20/2031 (C)(E)	530,000	457,781
CarMax Auto Owner Trust Series 2022-1, Class A3 1.470%, 12/15/2026	236,000	225,716
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (E)	894,331	831,575
Series 2020-1A, Class A4 3.190%, 02/15/2050 (E)	993,542	925,517
Series 2020-1A, Class B1 4.170%, 02/15/2050 (E)	266,000	246,226
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 4.284%, 01/25/2035 (C)	156,736	145,536
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (E)	494,310	439,064
Series 2021-1A, Class A1 1.530%, 03/15/2061 (E)	466,821	401,591
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (E)	182,910	175,006
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 3.553%, 05/14/2029 (C)	565,000	554,332
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (E)	567,147	492,488
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (E)	397,129	339,980
Series 2022-1A, Class A 2.720%, 01/18/2047 (E)	301,141	257,718
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,576	4,155
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (E)	2,268,726	2,139,447
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (E)	225,000	193,192
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (E)	190,045	172,596
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC (continued)
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (E)	$682,840	$579,841
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (E)	992,500	811,761
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (E)	1,000,000	814,902
Series 2021-1A, Class C 3.475%, 04/15/2049 (E)	104,000	85,270
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	453,625	417,110
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (E)	1,322,263	1,088,862
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (E)	271,860	229,934
Series 2021-1A, Class A2 2.791%, 10/20/2051 (E)	429,753	337,921
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 3.752%, 04/15/2033 (C)(E)	331,000	320,064
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (E)	589,357	523,439
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (E)	340,231	304,868
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (E)	255,740	219,468
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (E)	346,000	292,837
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (E)	671,220	648,004
Ford Credit Auto Owner Trust Series 2022-A, Class A3 1.290%, 06/15/2026	129,000	123,012
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	621,000	603,499
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	120,098
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3 0.680%, 09/16/2026	135,000	127,192
Series 2022-1, Class A3 1.260%, 11/16/2026	112,000	106,518
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (E)	274,000	250,696
Series 2021-1A, Class A2 2.773%, 04/20/2029 (E)	335,000	313,259
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (E)	292,000	258,891
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (E)	109,563	107,813
Series 2018-AA, Class A 3.540%, 02/25/2032 (E)	80,531	78,179

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (E)	$147,927	$128,370
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	228,763
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3 1.160%, 01/15/2025 (E)	207,000	199,248
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (E)	471,204	403,660
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (E)	117,215	104,090
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (E)	384,120	332,738
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (E)	29,751	29,140
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	275,000	260,142
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (E)	132,016	128,142
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (E)	81,570	79,341
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (E)	176,723	163,752
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (E)	220,709	186,863
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (E)	620,150	512,583
Series 2022-1A, Class A2 3.695%, 01/30/2052 (E)	251,735	202,517
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (E)	607,000	513,626
Series 2021-1, Class B1 2.410%, 10/20/2061 (E)	184,000	153,750
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (E)	99,124	86,632
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (E)	108,062	106,969
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (E)	208,798	193,372
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (E)	216,000	184,709
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	60,720	58,670
Santander Retail Auto Lease Trust Series 2022-A, Class A3 1.340%, 07/21/2025 (E)	188,000	177,071
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (E)	611,000	574,759
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (E)	$395,760	$362,544
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (E)	44,461	43,272
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (E)	248,353	234,597
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (E)	283,293	252,953
Series 2021-A, Class APT2 1.070%, 01/15/2053 (E)	214,694	182,771
Series 2021-E, Class A1A 1.680%, 02/15/2051 (E)	1,162,512	1,040,138
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (E)	409,292	370,792
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (E)	326,700	259,878
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (E)	286,400	238,731
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (E)	186,307	148,200
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (E)	663,983	554,653
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (E)	395,000	349,631
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (E)	278,667	230,564
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (E)	868,000	836,399
Toyota Auto Receivables Owner Trust Series 2022-A, Class A3 1.230%, 06/15/2026	347,000	329,012
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (E)	500,000	412,909
Trimaran Cavu, Ltd. Series 2019-1A, Class D (3 month LIBOR + 4.150%) 6.860%, 07/20/2032 (C)(E)	400,000	348,510
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (E)	550,290	473,613
Series 2021-1A, Class A 1.860%, 03/20/2046 (E)	383,028	321,492
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (E)	318,000	279,404
Series 2020-2A, Class A2 1.992%, 09/15/2045 (E)	312,000	259,900
Series 2021-1A, Class A2 2.165%, 10/15/2046 (E)	400,000	346,655
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	289,000	267,867
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (E)	369,234	322,892

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (E)	$128,297	$122,719
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (E)	381,175	303,023
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (E)	138,524	110,669
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (E)	278,190	227,409
TOTAL ASSET BACKED SECURITIES (Cost $39,182,103)		$35,029,781
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. PLC (D)	378	11,181
Utilities – 0.1%
Algonquin Power & Utilities Corp.	8,150	308,641
TOTAL COMMON STOCKS (Cost $412,556)		$319,822
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	152,119
Financials – 0.0%
Wells Fargo & Company, 7.500%	55	66,220
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	4,350	216,543
NiSource, Inc., 7.750%	1,800	181,062
		397,605
TOTAL PREFERRED SECURITIES (Cost $653,982)		$615,944
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (D)	1,540	17,710
TOTAL WARRANTS (Cost $2,792)		$17,710
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (D)(E)	$420,000	265
TOTAL ESCROW CERTIFICATES (Cost $0)		$265
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
John Hancock Collateral Trust, 3.0556% (J)(K)	2,465,986	24,640,135
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (J)	448	448
TOTAL SHORT-TERM INVESTMENTS (Cost $24,642,557)		$24,640,583
Total Investments (Active Bond Trust) (Cost $630,176,536) – 101.3%		$552,658,407
Other assets and liabilities, net – (1.3%)		(7,116,827)
TOTAL NET ASSETS – 100.0%		$545,541,580
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
Active Bond Trust (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $115,409,691 or 21.2% of the fund's net assets as of 9-30-22.
(F)	Non-income producing - Issuer is in default.
(G)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $502,938.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	The rate shown is the annualized seven-day yield as of 9-30-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $514,163.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	51,002,913	$1,056,270,336
TOTAL INVESTMENT COMPANIES (Cost $1,082,891,567)		$1,056,270,336
Total Investments (American Asset Allocation Trust) (Cost $1,082,891,567) - 100.0%		$1,056,270,336
Other assets and liabilities, net - (0.0%)		(63,710)
TOTAL NET ASSETS - 100.0%		$1,056,206,626

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,150,987	$166,322,700
TOTAL INVESTMENT COMPANIES (Cost $180,722,311)		$166,322,700
Total Investments (American Global Growth Trust) (Cost $180,722,311) - 100.0%		$166,322,700
Other assets and liabilities, net - (0.0%)		(33,995)
TOTAL NET ASSETS - 100.0%		$166,288,705
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,747,502	$728,625,788
TOTAL INVESTMENT COMPANIES (Cost $778,278,039)		$728,625,788
Total Investments (American Growth Trust) (Cost $778,278,039) - 100.0%		$728,625,788
Other assets and liabilities, net - (0.0%)		(61,642)
TOTAL NET ASSETS - 100.0%		$728,564,146
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,648,378	$766,491,342
TOTAL INVESTMENT COMPANIES (Cost $784,504,036)		$766,491,342
Total Investments (American Growth-Income Trust) (Cost $784,504,036) - 100.0%		$766,491,342
Other assets and liabilities, net - (0.0%)		(51,485)
TOTAL NET ASSETS - 100.0%		$766,439,857
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	22,983,671	$317,404,494
TOTAL INVESTMENT COMPANIES (Cost $432,699,351)		$317,404,494
Total Investments (American International Trust) (Cost $432,699,351) - 100.0%		$317,404,494
Other assets and liabilities, net - (0.0%)		(47,363)
TOTAL NET ASSETS - 100.0%		$317,357,131
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 16.2%
Entertainment – 1.9%
Netflix, Inc. (A)	48,049	$11,312,657
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Sea, Ltd., ADR (A)	178,546	$10,007,503
Spotify Technology SA (A)	22,484	1,940,369
The Walt Disney Company (A)	52,362	4,939,307
		28,199,836
Interactive media and services – 13.8%
Alphabet, Inc., Class A (A)	152,821	14,617,329
Alphabet, Inc., Class C (A)	1,491,446	143,402,533
Meta Platforms, Inc., Class A (A)	311,744	42,297,426
Tencent Holdings, Ltd.	145,200	4,904,320
		205,221,608
Wireless telecommunication services – 0.5%
T-Mobile US, Inc. (A)	53,072	7,120,670
		240,542,114
Consumer discretionary – 21.6%
Automobiles – 5.4%
Tesla, Inc. (A)	304,994	80,899,659
Hotels, restaurants and leisure – 1.5%
Booking Holdings, Inc. (A)	4,752	7,808,534
Chipotle Mexican Grill, Inc. (A)	10,026	15,066,672
		22,875,206
Internet and direct marketing retail – 11.0%
Amazon.com, Inc. (A)	1,413,694	159,747,422
DoorDash, Inc., Class A (A)	59,937	2,963,885
		162,711,307
Multiline retail – 1.1%
Dollar General Corp.	67,497	16,189,830
Specialty retail – 1.3%
Carvana Company (A)	138,063	2,802,679
Ross Stores, Inc.	152,229	12,828,338
The TJX Companies, Inc.	55,272	3,433,497
		19,064,514
Textiles, apparel and luxury goods – 1.3%
Lululemon Athletica, Inc. (A)	33,544	9,377,561
NIKE, Inc., Class B	115,414	9,593,212
		18,970,773
		320,711,289
Financials – 3.5%
Capital markets – 2.6%
MSCI, Inc.	5,607	2,364,977
S&P Global, Inc.	30,498	9,312,564
The Charles Schwab Corp.	149,319	10,731,557
The Goldman Sachs Group, Inc.	57,652	16,894,919
		39,304,017
Insurance – 0.9%
Chubb, Ltd.	34,075	6,197,561
Marsh & McLennan Companies, Inc.	46,915	7,003,940
		13,201,501
		52,505,518
Health care – 13.8%
Health care equipment and supplies – 2.6%
Align Technology, Inc. (A)	9,062	1,876,831
Intuitive Surgical, Inc. (A)	109,373	20,500,875
Stryker Corp.	62,379	12,634,243
Teleflex, Inc.	14,436	2,908,277
		37,920,226
Health care providers and services – 5.5%
Humana, Inc.	29,410	14,269,438

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	134,822	$68,090,503
		82,359,941
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	25,935	4,276,163
Life sciences tools and services – 2.3%
Danaher Corp.	84,625	21,857,791
Thermo Fisher Scientific, Inc.	22,815	11,571,540
		33,429,331
Pharmaceuticals – 3.1%
AstraZeneca PLC, ADR	85,024	4,662,716
Eli Lilly & Company	101,117	32,696,182
Zoetis, Inc.	61,998	9,193,683
		46,552,581
		204,538,242
Industrials – 0.6%
Commercial services and supplies – 0.2%
Cintas Corp.	6,799	2,639,304
Industrial conglomerates – 0.3%
General Electric Company	69,414	4,297,421
Professional services – 0.1%
TransUnion	34,374	2,044,909
		8,981,634
Information technology – 43.1%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	27,158	2,997,157
IT services – 7.3%
Adyen NV (A)(B)	1,502	1,873,236
Affirm Holdings, Inc. (A)	72,527	1,360,607
Block, Inc. (A)	81,951	4,506,485
Mastercard, Inc., Class A	121,409	34,521,435
MongoDB, Inc. (A)	32,999	6,552,281
PayPal Holdings, Inc. (A)	50,818	4,373,905
Shopify, Inc., Class A (A)	182,610	4,919,513
Snowflake, Inc., Class A (A)	21,864	3,716,005
Visa, Inc., Class A	257,791	45,796,571
		107,620,038
Semiconductors and semiconductor equipment – 5.5%
Advanced Micro Devices, Inc. (A)	190,975	12,100,176
ASML Holding NV, NYRS	30,923	12,843,868
Marvell Technology, Inc.	129,496	5,556,673
Monolithic Power Systems, Inc.	18,551	6,741,433
NVIDIA Corp.	264,579	32,117,245
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	64,983	4,455,234
Texas Instruments, Inc.	53,285	8,247,452
		82,062,081
Software – 20.3%
Atlassian Corp. PLC, Class A (A)	45,101	9,497,820
Bill.com Holdings, Inc. (A)	59,366	7,858,277
Confluent, Inc., Class A (A)	65,400	1,554,558
Crowdstrike Holdings, Inc., Class A (A)	19,073	3,143,421
Datadog, Inc., Class A (A)	34,525	3,065,130
Fortinet, Inc. (A)	67,830	3,332,488
HashiCorp, Inc., Class A (A)	18,641	600,054
Intuit, Inc.	64,810	25,102,209
Microsoft Corp.	794,930	185,139,196
Paycom Software, Inc. (A)	4,829	1,593,522
Roper Technologies, Inc.	23,065	8,295,097
ServiceNow, Inc. (A)	85,182	32,165,575
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	67,181	$20,524,467
		301,871,814
Technology hardware, storage and peripherals – 9.8%
Apple, Inc.	1,052,675	145,479,685
		640,030,775
Materials – 0.8%
Chemicals – 0.8%
Linde PLC	26,459	7,133,082
The Sherwin-Williams Company	27,380	5,606,055
		12,739,137
Real estate – 0.1%
Real estate management and development – 0.1%
Opendoor Technologies, Inc. (A)	333,700	1,037,807
TOTAL COMMON STOCKS (Cost $1,329,090,157)		$1,481,086,516
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company 10.250%, 05/01/2030 (B)	$3,865,000	2,579,888
TOTAL CORPORATE BONDS (Cost $3,865,000)		$2,579,888
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	507,749	507,749
T. Rowe Price Government Reserve Fund, 3.0517% (C)	1,750,473	1,750,473
TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,222)		$2,258,222
Total Investments (Blue Chip Growth Trust) (Cost $1,335,213,379) – 100.0%		$1,485,924,626
Other assets and liabilities, net – (0.0%)		(27,134)
TOTAL NET ASSETS – 100.0%		$1,485,897,492
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 8.8%
Entertainment – 1.1%
Netflix, Inc. (A)	10,814	$2,546,048
ROBLOX Corp., Class A (A)	56,731	2,033,239
		4,579,287
Interactive media and services – 7.2%
Alphabet, Inc., Class A (A)	129,926	12,427,422
Alphabet, Inc., Class C (A)	125,152	12,033,365
Meta Platforms, Inc., Class A (A)	28,086	3,810,708

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
ZoomInfo Technologies, Inc. (A)	57,418	$2,392,034
		30,663,529
Wireless telecommunication services – 0.5%
T-Mobile US, Inc. (A)	14,041	1,883,881
		37,126,697
Consumer discretionary – 29.7%
Automobiles – 8.7%
Tesla, Inc. (A)	138,891	36,840,838
Hotels, restaurants and leisure – 4.0%
Airbnb, Inc., Class A (A)	45,952	4,826,798
Chipotle Mexican Grill, Inc. (A)	3,451	5,186,025
Marriott International, Inc., Class A	36,059	5,053,308
McDonald's Corp.	8,825	2,036,281
		17,102,412
Internet and direct marketing retail – 7.9%
Amazon.com, Inc. (A)	243,580	27,524,540
MercadoLibre, Inc. (A)	7,302	6,044,450
		33,568,990
Multiline retail – 0.5%
Target Corp.	15,000	2,225,850
Specialty retail – 4.0%
O'Reilly Automotive, Inc. (A)	6,347	4,464,162
The Home Depot, Inc.	24,581	6,782,881
The TJX Companies, Inc.	93,325	5,797,349
		17,044,392
Textiles, apparel and luxury goods – 4.6%
Lululemon Athletica, Inc. (A)	20,220	5,652,703
LVMH Moet Hennessy Louis Vuitton SE	17,602	10,377,693
NIKE, Inc., Class B	40,574	3,372,511
		19,402,907
		126,185,389
Consumer staples – 4.3%
Food and staples retailing – 2.4%
Costco Wholesale Corp.	21,511	10,159,000
Personal products – 1.9%
The Estee Lauder Companies, Inc., Class A	36,946	7,976,641
		18,135,641
Energy – 1.4%
Energy equipment and services – 1.4%
Schlumberger NV	169,219	6,074,962
Financials – 3.3%
Capital markets – 3.3%
KKR & Company, Inc.	85,176	3,662,568
S&P Global, Inc.	16,946	5,174,461
The Goldman Sachs Group, Inc.	18,089	5,300,981
		14,138,010
Health care – 12.9%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc. (A)	21,734	6,292,862
Health care equipment and supplies – 2.1%
Abbott Laboratories	41,748	4,039,536
DexCom, Inc. (A)	32,734	2,636,396
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	12,927	$2,423,037
		9,098,969
Health care providers and services – 2.6%
UnitedHealth Group, Inc.	21,396	10,805,836
Life sciences tools and services – 2.0%
Danaher Corp.	33,407	8,628,694
Pharmaceuticals – 4.7%
Eli Lilly & Company	44,987	14,546,546
Novo Nordisk A/S, ADR	55,153	5,494,893
		20,041,439
		54,867,800
Industrials – 2.4%
Aerospace and defense – 0.7%
Northrop Grumman Corp.	5,922	2,785,235
Road and rail – 1.7%
Uber Technologies, Inc. (A)	274,439	7,272,634
		10,057,869
Information technology – 35.0%
IT services – 8.5%
Adyen NV (A)(B)	4,860	6,061,207
Mastercard, Inc., Class A	38,601	10,975,808
Snowflake, Inc., Class A (A)	32,377	5,502,795
Visa, Inc., Class A	75,659	13,440,821
		35,980,631
Semiconductors and semiconductor equipment – 5.3%
ASML Holding NV, NYRS	9,615	3,993,590
Broadcom, Inc.	16,921	7,513,093
NVIDIA Corp.	89,783	10,898,758
		22,405,441
Software – 13.9%
Adobe, Inc. (A)	19,805	5,450,336
Atlassian Corp. PLC, Class A (A)	28,808	6,066,677
Crowdstrike Holdings, Inc., Class A (A)	42,864	7,064,416
HubSpot, Inc. (A)	4,824	1,303,059
Microsoft Corp.	103,225	24,041,103
salesforce.com, Inc. (A)	74,162	10,667,462
The Trade Desk, Inc., Class A (A)	78,074	4,664,922
		59,257,975
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	223,182	30,843,752
		148,487,799
Real estate – 1.4%
Equity real estate investment trusts – 1.4%
American Tower Corp.	28,188	6,051,964
TOTAL COMMON STOCKS (Cost $419,848,999)		$421,126,131
PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.5%
Automobiles – 0.5%
Dr. Ing. h.c. F. Porsche AG (A)	27,303	2,207,560
TOTAL PREFERRED SECURITIES (Cost $2,199,902)		$2,207,560

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	2,096,046	$2,096,046
TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,046)		$2,096,046
Total Investments (Capital Appreciation Trust) (Cost $424,144,947) – 100.2%		$425,429,737
Other assets and liabilities, net – (0.2%)		(674,435)
TOTAL NET ASSETS – 100.0%		$424,755,302
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 63.3%
Communication services – 3.6%
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)(B)	68,340	$6,536,721
Alphabet, Inc., Class C (B)	57,880	5,565,162
Meta Platforms, Inc., Class A (B)	17,331	2,351,470
		14,453,353
Consumer discretionary – 6.1%
Hotels, restaurants and leisure – 3.5%
Starbucks Corp. (A)	35,600	2,999,656
Yum! Brands, Inc. (A)	104,592	11,122,313
		14,121,969
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (A)(B)	92,411	10,442,443
		24,564,412
Consumer staples – 0.7%
Beverages – 0.7%
Keurig Dr. Pepper, Inc.	75,775	2,714,261
Energy – 0.8%
Oil, gas and consumable fuels – 0.8%
EOG Resources, Inc.	13,200	1,474,836
Pioneer Natural Resources Company	8,250	1,786,373
		3,261,209
Financials – 6.0%
Banks – 2.7%
The PNC Financial Services Group, Inc.	71,554	10,691,599
Capital markets – 2.4%
Intercontinental Exchange, Inc.	67,699	6,116,605
KKR & Company, Inc.	21,497	924,371
MSCI, Inc.	6,276	2,647,154
		9,688,130
Insurance – 0.9%
Marsh & McLennan Companies, Inc.	25,382	3,789,279
		24,169,008
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 14.1%
Health care equipment and supplies – 3.8%
Alcon, Inc.	47,282	$2,746,396
Becton, Dickinson and Company (A)	37,602	8,378,854
Embecta Corp. (A)	88	2,534
Hologic, Inc. (B)	4,773	307,954
Teleflex, Inc.	18,860	3,799,536
		15,235,274
Health care providers and services – 2.0%
UnitedHealth Group, Inc.	16,154	8,158,416
Life sciences tools and services – 7.7%
Avantor, Inc. (B)	141,577	2,774,909
Danaher Corp.	36,425	9,408,213
PerkinElmer, Inc.	79,323	9,544,937
Thermo Fisher Scientific, Inc.	18,641	9,454,529
		31,182,588
Pharmaceuticals – 0.6%
Catalent, Inc. (B)	34,213	2,475,653
		57,051,931
Industrials – 9.9%
Commercial services and supplies – 1.8%
Aurora Innovation, Inc. (B)(C)	314,442	694,917
Waste Connections, Inc.	47,668	6,441,377
		7,136,294
Industrial conglomerates – 2.0%
General Electric Company (A)	132,897	8,227,653
Machinery – 4.4%
Fortive Corp.	172,529	10,058,441
Ingersoll Rand, Inc.	179,509	7,765,559
		17,824,000
Professional services – 1.7%
Equifax, Inc.	9,565	1,639,728
TransUnion	86,081	5,120,959
		6,760,687
		39,948,634
Information technology – 20.8%
Electronic equipment, instruments and components – 3.5%
TE Connectivity, Ltd.	90,403	9,976,875
Teledyne Technologies, Inc. (B)	11,945	4,031,079
		14,007,954
IT services – 1.3%
Mastercard, Inc., Class A	9,600	2,729,664
Visa, Inc., Class A	13,800	2,451,570
		5,181,234
Semiconductors and semiconductor equipment – 4.3%
NVIDIA Corp.	13,300	1,614,487
NXP Semiconductors NV	52,884	7,800,919
Texas Instruments, Inc.	52,441	8,116,818
		17,532,224
Software – 8.6%
Black Knight, Inc. (B)	17,490	1,132,128
Microsoft Corp. (A)	101,996	23,754,862
Roper Technologies, Inc.	18,102	6,510,203
salesforce.com, Inc. (B)	24,880	3,578,739
		34,975,932
Technology hardware, storage and peripherals – 3.1%
Apple, Inc.	91,600	12,659,120
		84,356,464

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.1%
Chemicals – 0.1%
Linde PLC	2,300	$620,057
Utilities – 1.2%
Multi-utilities – 1.2%
Ameren Corp.	56,291	4,534,240
Public Service Enterprise Group, Inc.	7,200	404,856
		4,939,096
TOTAL COMMON STOCKS (Cost $284,907,350)		$256,078,425
PREFERRED SECURITIES – 0.5%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	24,570
Utilities – 0.5%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	19,246	378,761
Multi-utilities – 0.4%
CMS Energy Corp., 5.875%	26,148	602,711
CMS Energy Corp., 5.875%	30,758	713,278
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	5,116	126,263
		1,442,252
		1,821,013
TOTAL PREFERRED SECURITIES (Cost $2,056,700)		$1,845,583
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.6%
U.S. Government – 9.6%
U.S. Treasury Notes
1.500%, 01/31/2027	$7,438,900	6,668,276
1.875%, 02/28/2027	6,022,000	5,484,254
2.500%, 03/31/2027	6,872,600	6,419,975
2.750%, 08/15/2032	22,026,400	20,140,390
		38,712,895
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,014,833)		$38,712,895
CORPORATE BONDS - 6.4%
Communication services - 1.7%
Altice France Holding SA 10.500%, 05/15/2027 (D)	450,000	352,465
CCO Holdings LLC
5.000%, 02/01/2028 (D)	2,595,000	2,237,565
5.125%, 05/01/2027 (D)	2,681,000	2,419,603
5.500%, 05/01/2026 (D)	125,000	118,438
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	33,857
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	178,000	113,931
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	655,000	600,963
T-Mobile USA, Inc.
2.625%, 02/15/2029	15,000	12,385
2.875%, 02/15/2031	60,000	48,350
3.375%, 04/15/2029	165,000	142,557
3.500%, 04/15/2031	700,000	588,217
4.750%, 02/01/2028	25,000	23,600
		6,691,931
Consumer discretionary - 2.0%
Cedar Fair LP
5.250%, 07/15/2029	384,000	329,508
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cedar Fair LP (continued)
5.375%, 04/15/2027	$676,000	$627,933
5.500%, 05/01/2025 (D)	410,000	394,391
6.500%, 10/01/2028	345,000	319,125
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	212,010
6.750%, 05/15/2025 (D)	147,000	143,947
8.500%, 05/15/2027 (D)	650,000	620,419
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (D)	30,000	29,321
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,237,000	1,149,130
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	332,150
Marriott International, Inc. 3.125%, 06/15/2026	570,000	525,769
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	1,405,000	1,338,347
5.500%, 04/15/2027 (D)	711,000	624,322
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	249,000	248,895
Yum! Brands, Inc.
4.750%, 01/15/2030 (D)	2,000	1,748
5.350%, 11/01/2043	579,000	459,762
5.375%, 04/01/2032	264,000	234,073
6.875%, 11/15/2037	367,000	366,053
		7,956,903
Financials - 1.1%
Acrisure LLC 7.000%, 11/15/2025 (D)	775,000	707,881
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	64,063
5.875%, 11/01/2029 (D)	75,000	60,917
6.750%, 10/15/2027 (D)	183,000	157,707
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	112,058
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	137,775
7.000%, 05/01/2026 (D)	1,805,000	1,711,889
MSCI, Inc.
3.250%, 08/15/2033 (D)	15,000	11,583
3.625%, 09/01/2030 to 11/01/2031 (D)	725,000	595,914
3.875%, 02/15/2031 (D)	39,000	32,837
4.000%, 11/15/2029 (D)	165,000	142,511
State Street Corp. 6.890%, (3 month LIBOR + 3.597%), 12/15/2022 (E)(F)	145,000	143,660
USI, Inc. 6.875%, 05/01/2025 (D)	799,000	768,064
		4,646,859
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	225,000	200,238
Charles River Laboratories International, Inc. 3.750%, 03/15/2029 (D)	22,000	18,300
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	372,000	338,918
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	410,000	398,721

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teleflex, Inc. 4.625%, 11/15/2027	$285,000	$256,761
		1,212,938
Industrials - 1.1%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	90,000	77,424
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	390,000	363,229
General Electric Company 6.623%, (3 month LIBOR + 3.330%), 12/15/2022 (E)(F)	1,840,000	1,720,738
Howmet Aerospace, Inc. 3.000%, 01/15/2029	671,000	548,180
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	79,479
Lennox International, Inc. 3.000%, 11/15/2023	515,000	503,630
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	266,000	260,355
Sensata Technologies BV
5.000%, 10/01/2025 (D)	325,000	310,073
5.625%, 11/01/2024 (D)	90,000	89,494
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	139,258	131,772
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	73,911	73,189
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	11,272	10,124
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	119,064	104,878
		4,272,565
Information technology - 0.0%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	102,000	84,130
4.875%, 07/01/2029 (D)	80,000	62,640
		146,770
Real estate - 0.0%
SBA Communications Corp. 3.875%, 02/15/2027	195,000	172,947
Utilities - 0.2%
NiSource, Inc. 5.650%, (5.650% to 6-15-23, then 5 Year CMT + 2.843%), 06/15/2023 (E)	975,000	899,438
TOTAL CORPORATE BONDS (Cost $28,256,282)		$26,000,351
CONVERTIBLE BONDS - 0.2%
Communication services - 0.1%
Snap, Inc. 8.324%, 05/01/2027 (G)	248,000	170,996
Spotify USA, Inc. 7.149%, 03/15/2026 (G)	410,000	321,850
		492,846
Information technology - 0.1%
Shopify, Inc. 0.125%, 11/01/2025	180,000	147,150
TOTAL CONVERTIBLE BONDS (Cost $753,166)		$639,996
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) – 13.0%
Communication services – 0.3%
Charter Communications Operating LLC, 2019 Term Loan B1 TBD 04/30/2025 (I)	$165,513	162,173
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 5.615%, 02/01/2024	928,585	915,817
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 6.688%, 11/12/2027	107,036	101,951
		1,179,941
Consumer discretionary – 0.4%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 TBD 06/22/2026 (I)	58,137	56,151
IRB Holding Corp., 2020 Term Loan B (1 month LIBOR + 2.750%) 5.865%, 02/05/2025	320,546	309,276
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 5.695%, 12/15/2027	526,007	491,816
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 7.820%, 12/16/2024	151,739	149,652
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 6.125%, 08/25/2028	502,937	481,773
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 7.315%, 12/21/2027	197,000	185,673
		1,674,341
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 7.424%, 10/01/2026	1,276,994	1,185,127
Financials – 4.5%
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%) 6.865%, 02/15/2027	247,500	226,153
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 6.365%, 05/09/2025	895,921	857,146
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 6.493%, 11/06/2027	1,371,150	1,297,451
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 6.365%, 05/09/2025	402,837	385,547
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 6.375%, 11/12/2027	1,436,944	1,366,893
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.766%, 04/25/2025	7,075,008	6,793,535
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 5.982%, 04/25/2025	4,579,054	4,404,500
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 6.035%, 09/01/2027	264,748	255,482
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 2.750%) 6.424%, 05/16/2024	1,973,565	1,917,654

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Financials (continued)
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 6.924%, 12/02/2026		$815,519	783,575
			18,287,936
Health care – 2.0%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.750%) 6.865%, 12/23/2027		1,054,350	935,736
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 6.490%, 12/23/2027		581,150	511,052
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 7.424%, 02/18/2027		74,244	67,191
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 7.424%, 11/15/2028		24,875	23,196
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 6.615%, 04/30/2025		1,600,296	1,470,272
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 7.084%, 04/30/2025		148,125	136,868
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 6.363%, 04/21/2027		1,139,048	1,065,010
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 6.365%, 10/23/2028		2,776,050	2,547,886
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 6.493%, 05/05/2028		143,188	137,550
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 5.865%, 02/14/2025		83,044	76,193
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 9.365%, 02/13/2026		25,000	23,833
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.339%, 02/14/2025		196,547	180,578
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 6.615%, 02/14/2025		758,405	698,681
			7,874,046
Industrials – 2.2%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 6.115%, 10/30/2026		704,692	680,027
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 6.625%, 06/02/2028		526,342	393,441
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 6.115%, 03/29/2025		324,902	311,399
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 4.728%, 03/29/2025	EUR	511,423	476,575
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 6.621%, 10/21/2028		$202,950	192,210
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Industrials (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 8.777%, 06/21/2027	$4,956,750	4,968,250
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 6.460%, 10/20/2027	1,765,000	1,766,377
TK Elevator US Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 6.871%, 07/30/2027	265,310	253,814
		9,042,093
Information technology – 2.8%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 6.674%, 09/19/2024	919,929	895,900
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 9.174%, 09/19/2025	164,028	160,993
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 8.865%, 12/10/2029	260,000	225,064
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 6.615%, 12/11/2028	1,811,313	1,668,219
Azalea TopCo, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 6.865%, 07/24/2026	24,688	22,435
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 6.615%, 07/24/2026	968,368	878,794
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 9.613%, 06/04/2029	80,000	53,600
Entegris, Inc., 2022 Term Loan B (1 month SOFR + 3.000%) 5.570%, 07/06/2029	1,573,888	1,559,896
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 6.615%, 05/30/2026	172,813	163,308
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 6.115%, 04/24/2028	1,410,750	1,319,446
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 9.615%, 04/23/2029	75,000	72,235
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 7.141%, 10/07/2027	297,000	285,120
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 7.535%, 05/03/2027	290,000	272,600
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 5.535%, 05/04/2026	3,820,914	3,626,697
		11,204,307
Materials – 0.5%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 5.014%, 10/20/2024	2,021,655	2,016,176
TOTAL TERM LOANS (Cost $55,156,364)		$52,463,967
ASSET BACKED SECURITIES - 0.2%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	496,600	$456,625

32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	$471,625	$443,899
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	209,625	180,752
TOTAL ASSET BACKED SECURITIES (Cost $1,173,395)		$1,081,276
SHORT-TERM INVESTMENTS – 7.2%
Short-term funds – 6.6%
John Hancock Collateral Trust, 3.0556% (J)(K)	30,297	302,729
T. Rowe Price Government Reserve Fund, 3.0517% (J)	26,489,867	26,489,867
		26,792,596
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 9-30-22 at 0.830% to be repurchased at $2,449,169 on 10-3-22, collateralized by $2,546,300 U.S. Treasury Bills, 0.000% due 3-30-23 (valued at $2,498,017)	$2,449,000	2,449,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,241,623)		$29,241,596
Total Investments (Capital Appreciation Value Trust) (Cost $441,559,713) – 100.4%		$406,064,089
Other assets and liabilities, net – (0.4%)		(1,788,997)
TOTAL NET ASSETS – 100.0%		$404,275,092
Currency Abbreviations
Capital Appreciation Value Trust (continued)
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $288,196.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 9-30-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	160.00	Jan 2023	20	20	$18,097	$(1)
GSI	Alphabet, Inc., Class A	USD	165.00	Jan 2023	20	20	15,497	(1)
GSI	Alphabet, Inc., Class A	USD	170.00	Jan 2023	20	20	13,047	(1)
GSI	Alphabet, Inc., Class A	USD	175.00	Jan 2023	20	20	11,097	—
GSI	Amazon.com, Inc.	USD	175.00	Jan 2023	80	80	75,859	(30)
GSI	Amazon.com, Inc.	USD	180.00	Jan 2023	20	20	23,414	(6)
GSI	Amazon.com, Inc.	USD	185.00	Jan 2023	20	20	20,260	(4)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	40	40	42,510	(7)
GSI	Amazon.com, Inc.	USD	190.00	Jan 2023	20	20	17,387	(3)
GSI	Amazon.com, Inc.	USD	195.00	Jan 2023	40	40	36,018	(5)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	20	20	34,022	(2)
GSI	Amazon.com, Inc.	USD	200.00	Jan 2023	40	40	31,126	(4)
GSI	Amazon.com, Inc.	USD	205.00	Jan 2023	40	40	26,382	(3)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	20	20	27,523	(1)
GSI	Amazon.com, Inc.	USD	210.00	Jan 2023	40	40	22,290	(2)
GSI	Amazon.com, Inc.	USD	220.00	Jan 2023	20	20	22,230	(1)
JPM	Apple, Inc.	USD	170.00	Jan 2023	11	1,100	8,824	(2,034)
JPM	Apple, Inc.	USD	170.00	Jan 2023	35	3,500	22,950	(6,472)
JPM	Apple, Inc.	USD	175.00	Jan 2023	11	1,100	7,202	(1,425)
JPM	Apple, Inc.	USD	175.00	Jan 2023	35	3,500	18,886	(4,535)
JPM	Apple, Inc.	USD	180.00	Jan 2023	11	1,100	5,805	(999)
JPM	Apple, Inc.	USD	180.00	Jan 2023	35	3,500	15,531	(3,180)
WFB	General Electric Company	USD	85.00	Jan 2023	67	6,700	39,243	(3,205)
WFB	General Electric Company	USD	90.00	Jan 2023	67	6,700	28,602	(1,913)
WFB	General Electric Company	USD	95.00	Jan 2023	67	6,700	20,027	(1,176)
33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	General Electric Company	USD	110.00	Jan 2023	3	300	$2,615	$(13)
WFB	General Electric Company	USD	110.00	Jan 2023	46	4,600	37,769	(200)
WFB	General Electric Company	USD	110.00	Jan 2023	39	3,900	32,468	(170)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2023	67	6,700	9,577	(3,347)
CITI	Keurig Dr. Pepper, Inc.	USD	42.00	Jan 2023	67	6,700	5,918	(1,235)
CSFB	Microsoft Corp.	USD	320.00	Jan 2023	42	4,200	56,070	(2,763)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(724)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(658)
CITI	Microsoft Corp.	USD	325.00	Jan 2023	39	3,900	26,862	(2,138)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(364)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(319)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(273)
CSFB	Microsoft Corp.	USD	330.00	Jan 2023	12	1,200	14,151	(547)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(501)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(455)
CSFB	Microsoft Corp.	USD	335.00	Jan 2023	12	1,200	12,425	(452)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(248)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(217)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(186)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(466)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(217)
CSFB	Microsoft Corp.	USD	340.00	Jan 2023	12	1,200	11,274	(373)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(342)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(311)
CSFB	Microsoft Corp.	USD	345.00	Jan 2023	12	1,200	9,763	(306)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(166)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(146)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(125)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(312)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(146)
CSFB	Microsoft Corp.	USD	350.00	Jan 2023	12	1,200	8,613	(250)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(458)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(229)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(208)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(355)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(206)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(96)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(302)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(166)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	25,599	(4,948)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	25	2,500	23,425	(4,948)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	22,796	(3,756)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	25	2,500	21,175	(3,756)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	17,662	(2,210)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	25	2,500	16,675	(2,210)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2023	18	1,800	16,506	(1,547)
JPM	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2023	18	1,800	13,716	(1,078)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2023	18	1,800	11,286	(746)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(105)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(70)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(18)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(61)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(46)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(31)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(8)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(27)
CITI	Thermo Fisher Scientific, Inc.	USD	640.00	Jan 2023	8	800	21,452	(2,952)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	16	1,600	43,275	(30,291)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	9	900	23,682	(11,335)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	9	900	17,859	(7,276)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	6	600	1,962	(99)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	13	1,300	3,781	(215)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	6	600	1,146	(58)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	13	1,300	$2,745	$(126)
							$1,616,114	$(122,917)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.5%
U.S. Government – 27.8%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$28,185,000	$17,530,534
1.375%, 11/15/2040 to 08/15/2050	29,676,000	19,019,671
1.625%, 11/15/2050	2,189,000	1,359,061
1.750%, 08/15/2041	26,473,000	18,099,859
1.875%, 02/15/2041 to 11/15/2051	3,342,000	2,269,429
2.000%, 08/15/2051	6,948,000	4,745,810
2.250%, 02/15/2052	6,154,000	4,471,266
2.875%, 05/15/2052	671,000	562,696
3.000%, 08/15/2052	4,623,000	3,989,505
3.375%, 08/15/2042	3,296,000	2,985,455
U.S. Treasury Notes
0.125%, 04/30/2023	880,000	860,303
0.250%, 03/15/2024 to 08/31/2025	12,830,000	11,536,887
0.375%, 11/30/2025 to 01/31/2026	13,800,000	12,178,651
0.750%, 05/31/2026 to 01/31/2028	5,752,000	5,045,713
1.000%, 07/31/2028	4,577,000	3,855,229
1.250%, 06/30/2028 to 09/30/2028	11,910,000	10,195,136
1.375%, 10/31/2028	15,750,000	13,492,090
1.500%, 08/15/2026 to 11/30/2028	20,202,000	18,250,152
1.625%, 05/15/2026	6,984,000	6,383,540
2.000%, 11/15/2026	4,011,000	3,683,226
2.250%, 11/15/2027	2,500,000	2,287,598
2.500%, 04/30/2024	1,000,000	972,109
2.625%, 07/31/2029	1,380,000	1,268,091
2.750%, 02/15/2028 to 08/15/2032	18,229,000	16,831,245
2.875%, 04/30/2025	2,850,000	2,753,479
3.000%, 06/30/2024	499,000	488,123
3.125%, 08/31/2027 to 08/31/2029	5,388,000	5,131,190
3.250%, 06/30/2027 to 06/30/2029	5,696,000	5,470,203
3.500%, 09/15/2025	5,772,000	5,654,305
4.125%, 09/30/2027	14,731,000	14,779,336
4.250%, 09/30/2024	3,142,000	3,143,473
		219,293,365
U.S. Government Agency – 26.7%
Federal Home Loan Mortgage Corp.
2.000%, 04/01/2041 to 12/01/2051	3,266,798	2,726,834
2.000%, 12/01/2041 to 02/01/2042 (A)	5,754,023	4,828,787
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.339%, (12 month LIBOR + 1.650%), 03/01/2043 (B)	$143,831	$145,210
2.344%, (12 month LIBOR + 1.642%), 08/01/2043 (B)	102,887	102,171
2.357%, (12 month LIBOR + 1.635%), 07/01/2043 (B)	57,081	56,996
2.435%, (12 month LIBOR + 1.637%), 09/01/2045 (B)	1,147,424	1,147,393
2.500%, 04/01/2042 to 03/01/2052	6,894,113	5,849,695
2.507%, (12 month LIBOR + 1.632%), 11/01/2043 (B)	96,544	96,259
2.532%, (12 month LIBOR + 1.646%), 10/01/2043 (B)	189,059	188,963
2.554%, (12 month LIBOR + 1.606%), 09/01/2043 (B)	45,083	44,795
2.668%, (12 month LIBOR + 1.612%), 10/01/2043 (B)	113,966	113,505
2.730%, (12 month LIBOR + 1.682%), 02/01/2043 (B)	144,187	146,413
2.807%, (12 month LIBOR + 1.640%), 05/01/2049 (B)	328,711	322,025
2.876%, (12 month LIBOR + 1.723%), 01/01/2044 (B)	196,208	195,260
2.903%, (12 month LIBOR + 1.683%), 09/01/2047 (B)	597,505	601,497
3.000%, 11/01/2048 (A)	339,170	299,831
3.394%, (12 month LIBOR + 1.635%), 04/01/2048 (B)	1,196,041	1,202,118
3.442%, (12 month LIBOR + 1.637%), 03/01/2049 (B)	516,854	515,555
3.463%, (12 month LIBOR + 1.770%), 09/01/2042 (B)	106,931	108,290
3.912%, (1 month SOFR + 2.130%), 07/01/2052 (B)	407,556	391,259
3.991%, (1 month SOFR + 2.140%), 08/01/2052 (B)	543,919	519,462
4.000%, 07/01/2049	1,459,415	1,379,494

35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.119%, (1 month SOFR + 2.380%), 09/01/2052 (B)	$278,784	$269,459
4.213%, 12/14/2029 (C)	1,179,000	871,913
4.303%, (1 month SOFR + 2.130%), 07/01/2052 (B)	500,482	486,897
4.500%, 06/01/2039 to 07/01/2039	91,755	90,354
5.000%, 03/01/2049	1,239,287	1,231,865
Federal National Mortgage Association
1.500%, 10/01/2041 to 11/01/2041	7,914,225	6,382,817
1.612%, (1 month SOFR + 2.212%), 12/01/2051 (B)	267,702	239,526
2.000%, TBA (A)	2,900,000	2,346,553
2.000%, 12/01/2040 to 10/01/2051 (A)	17,538,942	14,543,992
2.000%, 07/01/2041 to 03/01/2052	10,935,943	8,998,330
2.259%, (12 month LIBOR + 1.560%), 06/01/2043 (B)	76,218	75,538
2.452%, (12 month LIBOR + 1.564%), 03/01/2043 (B)	38,150	38,213
2.470%, (12 month LIBOR + 1.579%), 10/01/2043 (B)	260,484	259,346
2.500%, 12/01/2035 to 03/01/2052	26,924,423	23,403,761
2.791%, (12 month LIBOR + 1.584%), 01/01/2046 (B)	838,180	849,460
2.998%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	293,537	297,866
3.000%, 11/01/2042 to 07/01/2050 (A)	30,880,084	27,435,072
3.000%, 01/01/2043 to 07/01/2060	6,342,656	5,554,829
3.270%, (12 month LIBOR + 1.641%), 01/01/2043 (B)	84,965	85,920
3.500%, 04/01/2050 to 02/01/2052	3,573,260	3,268,151
3.684%, (1 month SOFR + 2.370%), 08/01/2052 (B)	603,656	576,666
3.963%, (1 month SOFR + 2.120%), 08/01/2052 (B)	238,023	227,717
4.000%, 01/01/2027 to 08/01/2059	10,656,586	10,180,506
4.172%, (1 month SOFR + 2.120%), 07/01/2052 (B)	944,995	910,527
4.225%, (1 month SOFR + 2.370%), 09/01/2052 (B)	278,659	271,086
4.264%, 11/15/2030 (C)	3,465,000	2,455,755
4.317%, (1 month SOFR + 2.125%), 08/01/2052 (B)	1,096,615	1,071,367
4.357%, (1 month SOFR + 2.124%), 07/01/2052 (B)	1,081,017	1,057,555
4.500%, TBA (A)	1,200,000	1,140,328
4.500%, 06/01/2041 to 08/01/2049	7,406,404	7,209,061
4.500%, 10/01/2048 (A)	1,010,680	980,994
4.618%, (1 month SOFR + 2.127%), 08/01/2052 (B)	1,223,958	1,207,028
4.644%, (1 month SOFR + 2.122%), 08/01/2052 (B)	890,525	873,357
4.650%, (1 month SOFR + 2.131%), 08/01/2052 (B)	948,065	936,008
5.000%, TBA (A)	1,900,000	1,843,371
5.000%, 07/01/2044 to 11/01/2049	5,634,927	5,608,839
5.500%, TBA (A)	15,600,000	15,475,396
5.500%, 12/01/2048 to 09/01/2052	2,652,981	2,703,011
6.000%, TBA (A)	2,900,000	2,922,543
Government National Mortgage Association
2.000%, TBA (A)	1,600,000	1,331,951
2.500%, 12/20/2051	6,264,794	5,395,410
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.000%, 10/20/2046 to 10/20/2050	$5,646,204	$5,031,555
3.000%, 12/20/2046 to 02/20/2048 (A)	1,752,515	1,539,717
3.500%, 01/20/2048	507,100	465,605
4.000%, 06/20/2047 to 07/20/2049	4,883,083	4,607,144
4.500%, TBA (A)	12,600,000	12,044,888
4.500%, 08/15/2047 to 05/20/2049	1,443,872	1,396,912
5.000%, 12/20/2039 to 03/20/2049	4,189,440	4,164,530
		211,340,501
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $478,815,392)		$430,633,866
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	295,294
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	429,000	406,629
Chile – 0.0%
Republic of Chile 4.340%, 03/07/2042	240,000	190,196
Indonesia – 0.1%
Republic of Indonesia 4.650%, 09/20/2032	598,000	560,883
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	134,818
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	377,000	286,468
3.750%, 04/19/2071	688,000	398,211
4.400%, 02/12/2052	783,000	539,186
4.500%, 04/22/2029	711,000	657,530
4.600%, 02/10/2048	200,000	145,673
4.875%, 05/19/2033	1,466,000	1,288,592
		3,315,660
Paraguay – 0.1%
Republic of Paraguay
3.849%, 06/28/2033 (D)	245,000	191,810
4.950%, 04/28/2031 (D)	233,000	207,299
5.400%, 03/30/2050 (D)	545,000	400,680
		799,789
Peru – 0.0%
Republic of Peru
3.000%, 01/15/2034	215,000	161,434
3.600%, 01/15/2072	166,000	100,093
		261,527
South Korea – 0.1%
Export-Import Bank of Korea 4.500%, 09/15/2032	375,000	363,468
Korea Hydro & Nuclear Power Company Ltd. 4.250%, 07/27/2027 (D)	602,000	579,283
		942,751
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,208,803)		$6,907,547

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 26.3%
Communication services – 1.7%
AT&T, Inc.
1.700%, 03/25/2026	$1,410,000	$1,253,898
3.500%, 06/01/2041	303,000	218,245
3.550%, 09/15/2055	296,000	194,423
3.650%, 09/15/2059	297,000	192,426
3.800%, 12/01/2057	540,000	364,794
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	956,000	607,330
Comcast Corp.
1.500%, 02/15/2031	369,000	276,997
2.987%, 11/01/2063	354,000	205,035
4.049%, 11/01/2052	399,000	305,420
Discovery Communications LLC 4.000%, 09/15/2055	250,000	147,399
Netflix, Inc.
5.375%, 11/15/2029 (D)	332,000	312,080
5.875%, 11/15/2028	540,000	526,921
Rogers Communications, Inc. 4.550%, 03/15/2052 (D)	351,000	279,947
T-Mobile USA, Inc.
2.250%, 02/15/2026	1,282,000	1,147,108
2.875%, 02/15/2031	129,000	103,953
3.375%, 04/15/2029	1,500,000	1,295,970
3.500%, 04/15/2031	84,000	70,586
5.200%, 01/15/2033	596,000	570,018
5.650%, 01/15/2053	358,000	338,172
5.800%, 09/15/2062	343,000	318,867
Verizon Communications, Inc.
2.355%, 03/15/2032	930,000	713,148
2.550%, 03/21/2031	445,000	355,301
2.650%, 11/20/2040	397,000	258,747
3.550%, 03/22/2051	594,000	417,678
Vodafone Group PLC
4.250%, 09/17/2050	112,000	80,142
5.000%, 05/30/2038	142,000	121,952
Warnermedia Holdings, Inc.
3.638%, 03/15/2025 (D)	567,000	536,961
3.755%, 03/15/2027 (D)	861,000	770,341
4.054%, 03/15/2029 (D)	283,000	244,424
5.050%, 03/15/2042 (D)	622,000	465,408
5.141%, 03/15/2052 (D)	818,000	594,538
5.391%, 03/15/2062 (D)	707,000	512,512
		13,800,741
Consumer discretionary – 1.8%
Amazon.com, Inc.
2.100%, 05/12/2031	492,000	398,979
2.500%, 06/03/2050	272,000	169,819
2.875%, 05/12/2041	198,000	144,546
3.450%, 04/13/2029	425,000	392,988
3.600%, 04/13/2032	261,000	237,322
AutoNation, Inc. 4.750%, 06/01/2030	495,000	435,288
Ford Motor Company 4.750%, 01/15/2043	59,000	39,093
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,168,000	968,728
2.900%, 02/10/2029	551,000	417,383
3.625%, 06/17/2031	215,000	159,734
General Motors Company
5.400%, 10/15/2029	742,000	684,159
5.600%, 10/15/2032	563,000	502,560
General Motors Financial Company, Inc. 3.100%, 01/12/2032	305,000	230,041
Hyundai Capital America
0.800%, 01/08/2024 (D)	249,000	234,249
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America (continued)
1.300%, 01/08/2026 (D)	$597,000	$516,405
2.000%, 06/15/2028 (D)	282,000	224,589
Lowe's Companies, Inc.
4.250%, 04/01/2052	594,000	454,826
5.000%, 04/15/2033	1,190,000	1,124,069
5.625%, 04/15/2053	892,000	824,931
Marriott International, Inc.
2.850%, 04/15/2031	377,000	296,006
3.500%, 10/15/2032	729,000	586,278
4.625%, 06/15/2030	851,000	769,032
McDonald's Corp.
3.625%, 09/01/2049	461,000	335,641
4.200%, 04/01/2050	681,000	546,155
5.150%, 09/09/2052	297,000	276,156
Target Corp.
2.950%, 01/15/2052	777,000	522,357
4.500%, 09/15/2032	1,041,000	992,674
The Home Depot, Inc.
2.375%, 03/15/2051	452,000	264,482
3.125%, 12/15/2049	549,000	377,675
3.300%, 04/15/2040	116,000	88,711
3.625%, 04/15/2052	282,000	213,095
4.500%, 09/15/2032	596,000	569,672
4.950%, 09/15/2052	283,000	266,040
Toyota Motor Credit Corp. 4.550%, 09/20/2027	154,000	150,397
		14,414,080
Consumer staples – 0.9%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	800,000	720,994
4.900%, 02/01/2046	1,089,000	946,428
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	258,000	195,975
4.375%, 04/15/2038	840,000	717,235
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	325,000	292,353
Nestle Holdings, Inc.
4.125%, 10/01/2027 (D)	449,000	435,660
4.300%, 10/01/2032 (D)	449,000	427,166
4.700%, 01/15/2053 (D)	305,000	284,719
Viterra Finance BV
4.900%, 04/21/2027 (D)	371,000	342,333
5.250%, 04/21/2032 (D)	761,000	654,710
Walmart, Inc.
3.950%, 09/09/2027	744,000	722,294
4.150%, 09/09/2032	892,000	854,442
4.500%, 09/09/2052	446,000	418,163
		7,012,472
Energy – 1.5%
Aker BP ASA
2.000%, 07/15/2026 (D)	743,000	640,880
3.100%, 07/15/2031 (D)	882,000	690,549
3.750%, 01/15/2030 (D)	207,000	175,960
4.000%, 01/15/2031 (D)	349,000	296,162
Boardwalk Pipelines LP 3.400%, 02/15/2031	285,000	229,247
BP Capital Markets America, Inc. 2.939%, 06/04/2051	282,000	179,095
Diamondback Energy, Inc. 3.125%, 03/24/2031	458,000	371,498
Energy Transfer LP
4.400%, 03/15/2027	139,000	129,549
4.950%, 05/15/2028	1,043,000	973,121
5.300%, 04/15/2047	664,000	529,708

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
6.125%, 12/15/2045	$252,000	$220,995
Exxon Mobil Corp.
3.452%, 04/15/2051	793,000	590,502
4.327%, 03/19/2050	756,000	643,820
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	612,240	556,150
2.160%, 03/31/2034 (D)	678,730	557,368
2.625%, 03/31/2036 (D)	459,000	354,769
2.940%, 09/30/2040 (D)	261,930	198,789
Kinder Morgan, Inc.
3.600%, 02/15/2051	106,000	68,723
5.450%, 08/01/2052	921,000	797,890
Petroleos Mexicanos
2.378%, 04/15/2025	412,500	400,352
2.460%, 12/15/2025	1,134,350	1,090,233
Pioneer Natural Resources Company
1.900%, 08/15/2030	479,000	366,218
2.150%, 01/15/2031	573,000	441,379
Targa Resources Corp. 6.250%, 07/01/2052	346,000	314,321
Targa Resources Partners LP
4.875%, 02/01/2031	664,000	571,040
5.500%, 03/01/2030	165,000	148,089
		11,536,407
Financials – 9.6%
American Express Company 4.420%, (4.420% to 8-3-32, then SOFR + 1.760%), 08/03/2033	890,000	809,432
Antares Holdings LP 3.750%, 07/15/2027 (D)	866,000	699,109
Ares Capital Corp. 3.200%, 11/15/2031	272,000	193,879
Athene Global Funding
1.730%, 10/02/2026 (D)	1,280,000	1,085,904
1.985%, 08/19/2028 (D)	707,000	557,682
2.500%, 03/24/2028 (D)	990,000	824,093
2.514%, 03/08/2024 (D)	1,158,000	1,106,305
2.646%, 10/04/2031 (D)	934,000	702,616
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	59,000	48,315
Banco Santander SA
1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	800,000	661,820
3.225%, (3.225% to 11-22-31, then 1 Year CMT + 1.600%), 11/22/2032	400,000	280,369
5.147%, 08/18/2025	2,000,000	1,940,570
5.294%, 08/18/2027	1,200,000	1,130,344
Bank of America Corp.
1.530%, (1.530% to 12-6-24, then SOFR + 0.650%), 12/06/2025	2,011,000	1,839,471
1.658%, (1.658% to 3-11-26, then SOFR + 0.910%), 03/11/2027	2,247,000	1,947,017
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	2,036,000	1,746,743
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	2,167,000	1,691,851
3.004%, (3.004% to 12-20-22, then 3 month LIBOR + 0.790%), 12/20/2023	1,125,000	1,119,027
3.384%, (3.384% to 4-2-25, then SOFR + 1.330%), 04/02/2026	2,319,000	2,190,566
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,569,000	1,393,113
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
4.827%, (4.827% to 7-22-25, then SOFR + 1.750%), 07/22/2026	$1,295,000	$1,266,114
4.948%, (4.948% to 7-22-27, then SOFR + 2.040%), 07/22/2028	1,631,000	1,567,120
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	655,000	607,612
Blackstone Private Credit Fund
3.250%, 03/15/2027	583,000	482,636
4.000%, 01/15/2029	902,000	722,547
Brighthouse Financial, Inc. 3.850%, 12/22/2051	280,000	169,527
Citigroup, Inc.
4.658%, (4.658% to 5-24-27, then SOFR + 1.887%), 05/24/2028	716,000	680,413
4.910%, (4.910% to 5-24-32, then SOFR + 2.086%), 05/24/2033	800,000	735,997
Cooperatieve Rabobank UA
3.649%, (3.649% to 4-6-27, then 1 Year CMT + 1.220%), 04/06/2028 (D)	1,591,000	1,442,661
3.758%, (3.758% to 4-6-32, then 1 Year CMT + 1.420%), 04/06/2033 (D)	1,069,000	883,868
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	1,422,000	921,774
Enstar Group, Ltd. 3.100%, 09/01/2031	711,000	504,921
F&G Global Funding 2.000%, 09/20/2028 (D)	597,000	482,768
GA Global Funding Trust 0.800%, 09/13/2024 (D)	956,000	865,120
GE Capital International Funding Company 4.418%, 11/15/2035	218,000	195,311
Huntington Bancshares, Inc. 4.443%, (4.443% to 8-4-27, then SOFR + 1.970%), 08/04/2028	592,000	558,974
Jackson Financial, Inc.
5.170%, 06/08/2027	416,000	400,519
5.670%, 06/08/2032	485,000	443,494
JPMorgan Chase & Co.
1.040%, (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%), 02/04/2027	2,834,000	2,408,150
1.045%, (1.045% to 11-19-25, then SOFR + 0.800%), 11/19/2026	1,579,000	1,365,731
1.470%, (1.470% to 9-22-26, then SOFR + 0.765%), 09/22/2027	705,000	596,152
1.561%, (1.561% to 12-10-24, then SOFR + 0.605%), 12/10/2025	4,146,000	3,801,807
2.182%, (2.182% to 6-1-27, then SOFR + 1.890%), 06/01/2028	868,000	738,232
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	460,000	431,068
4.565%, (4.565% to 6-14-29, then SOFR + 1.750%), 06/14/2030	716,000	659,815
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	728,000	699,007
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	593,000	546,838
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (D)	347,000	319,264

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (D)	$429,000	$369,791
Lloyds Banking Group PLC
4.716%, (4.716% to 8-11-25, then 1 Year CMT + 1.750%), 08/11/2026	1,177,000	1,130,762
4.976%, (4.976% to 8-11-32, then 1 Year CMT + 2.300%), 08/11/2033	1,180,000	1,031,081
Mitsubishi UFJ Financial Group, Inc.
2.309%, (2.309% to 7-20-31, then 1 Year CMT + 0.950%), 07/20/2032	820,000	614,315
2.494%, (2.494% to 10-13-31, then 1 Year CMT + 0.970%), 10/13/2032	260,000	196,894
5.133%, (5.133% to 7-20-32, then 1 Year CMT + 2.125%), 07/20/2033	604,000	564,330
5.354%, (5.354% to 9-13-27, then 1 Year CMT + 1.900%), 09/13/2028	1,172,000	1,142,763
5.472%, (5.472% to 9-13-32, then 1 Year CMT + 2.125%), 09/13/2033	377,000	362,671
Moody's Corp. 4.250%, 08/08/2032	208,000	188,500
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	1,825,000	1,679,733
0.791%, (0.791% to 1-22-24, then SOFR + 0.509%), 01/22/2025	1,807,000	1,692,721
0.864%, (0.864% to 10-21-24, then SOFR + 0.745%), 10/21/2025	563,000	510,570
0.985%, (0.985% to 12-10-25, then SOFR + 0.720%), 12/10/2026	1,441,000	1,242,556
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	1,102,000	938,558
2.475%, (2.475% to 1-21-27, then SOFR + 1.000%), 01/21/2028	282,000	246,468
Morgan Stanley Direct Lending Fund 4.500%, 02/11/2027	237,000	210,273
Owl Rock Capital Corp. 3.400%, 07/15/2026	312,000	267,697
Owl Rock Capital Corp. III 3.125%, 04/13/2027	380,000	308,185
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	980,000	748,577
Stewart Information Services Corp. 3.600%, 11/15/2031	382,000	294,439
The Bank of New York Mellon Corp.
4.289%, (4.289% to 6-13-32, then SOFR + 1.418%), 06/13/2033	1,431,000	1,309,412
4.596%, (4.596% to 7-26-29, then SOFR + 1.755%), 07/26/2030	60,000	56,856
The Goldman Sachs Group, Inc.
0.657%, (0.657% to 9-10-23, then SOFR + 0.505%), 09/10/2024	1,418,000	1,349,800
0.925%, (0.925% to 10-21-23, then SOFR + 0.486%), 10/21/2024	2,105,000	1,997,962
1.757%, (1.757% to 1-24-24, then SOFR + 0.730%), 01/24/2025	1,188,000	1,128,769
1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	702,000	600,325
Truist Financial Corp. 4.123%, (4.123% to 6-6-27, then SOFR + 1.368%), 06/06/2028	1,007,000	946,135
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	248,844
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG
4.490%, (4.490% to 8-5-24, then 1 Year CMT + 1.600%), 08/05/2025 (D)	$1,141,000	$1,113,137
4.703%, (4.703% to 8-5-26, then 1 Year CMT + 2.050%), 08/05/2027 (D)	2,198,000	2,083,707
Wells Fargo & Company
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	2,958,000	2,679,112
3.908%, (3.908% to 4-25-25, then SOFR + 1.320%), 04/25/2026	1,125,000	1,075,464
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	593,000	565,559
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	443,000	408,417
		75,770,049
Health care – 2.8%
AbbVie, Inc.
2.300%, 11/21/2022	883,000	880,863
3.200%, 11/21/2029	841,000	736,273
4.050%, 11/21/2039	335,000	269,479
4.250%, 11/21/2049	977,000	784,304
4.300%, 05/14/2036	205,000	177,787
4.450%, 05/14/2046	208,000	169,041
Amgen, Inc.
3.000%, 01/15/2052	166,000	103,769
4.050%, 08/18/2029	741,000	681,860
4.200%, 03/01/2033	9,000	8,151
4.875%, 03/01/2053	490,000	431,058
Astrazeneca Finance LLC 1.750%, 05/28/2028	997,000	837,922
AstraZeneca PLC 1.375%, 08/06/2030	287,000	221,502
Becton, Dickinson and Company
1.957%, 02/11/2031	225,000	173,706
4.298%, 08/22/2032	10,000	9,123
Centene Corp.
2.450%, 07/15/2028	1,459,000	1,187,947
2.500%, 03/01/2031	264,000	198,998
3.000%, 10/15/2030	635,000	502,882
Cigna Corp. 3.400%, 03/15/2050	142,000	96,027
CSL Finance PLC
3.850%, 04/27/2027 (D)	141,000	133,445
4.050%, 04/27/2029 (D)	285,000	262,505
4.750%, 04/27/2052 (D)	534,000	459,468
CVS Health Corp.
3.000%, 08/15/2026	305,000	281,402
4.300%, 03/25/2028	645,000	608,336
5.050%, 03/25/2048	368,000	324,084
Danaher Corp.
2.600%, 10/01/2050	336,000	206,627
2.800%, 12/10/2051	225,000	144,752
DH Europe Finance II Sarl
2.050%, 11/15/2022	451,000	450,053
2.200%, 11/15/2024	775,000	732,807
Gilead Sciences, Inc.
2.600%, 10/01/2040	490,000	323,573
2.800%, 10/01/2050	457,000	282,228
4.000%, 09/01/2036	252,000	209,424
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029 (D)	900,000	806,419
3.625%, 03/24/2032 (D)	1,044,000	885,390

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
GSK Consumer Healthcare Capital US LLC (continued)
4.000%, 03/24/2052 (D)	$459,000	$339,693
HCA, Inc. 4.625%, 03/15/2052 (D)	784,000	588,865
Pfizer, Inc.
1.750%, 08/18/2031	571,000	445,619
2.550%, 05/28/2040	983,000	692,102
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	985,000	789,154
2.607%, 12/13/2051 (D)	401,000	261,454
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	232,000	226,887
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	248,000	171,075
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	777,000	614,207
3.025%, 07/09/2040	354,000	250,501
3.175%, 07/09/2050	363,000	240,814
4.400%, 11/26/2023	578,000	574,267
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	285,000	238,370
2.000%, 10/15/2031	477,000	376,008
2.800%, 10/15/2041	454,000	317,557
UnitedHealth Group, Inc.
2.750%, 05/15/2040	216,000	151,241
2.900%, 05/15/2050	503,000	330,369
3.050%, 05/15/2041	148,000	107,482
3.250%, 05/15/2051	915,000	634,925
4.000%, 05/15/2029	434,000	404,374
4.625%, 07/15/2035	445,000	409,415
		21,745,584
Industrials – 1.7%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	264,375	203,077
AerCap Ireland Capital DAC 1.150%, 10/29/2023	1,680,000	1,595,882
Canadian National Railway Company
3.850%, 08/05/2032	445,000	405,690
4.400%, 08/05/2052	296,000	254,852
Canadian Pacific Railway Company
1.350%, 12/02/2024	702,000	649,153
1.750%, 12/02/2026	136,000	119,085
2.450%, 12/02/2031	113,000	90,390
3.000%, 12/02/2041	138,000	97,736
Crowley Conro LLC 4.181%, 08/15/2043	475,865	444,905
CSX Corp. 4.100%, 11/15/2032	741,000	672,916
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	1,666,000	1,551,639
John Deere Capital Corp.
2.125%, 03/07/2025	425,000	399,915
2.350%, 03/08/2027	707,000	637,746
4.150%, 09/15/2027	1,487,000	1,443,023
Northrop Grumman Corp. 4.400%, 05/01/2030	1,009,000	952,772
Parker-Hannifin Corp.
4.250%, 09/15/2027	859,000	818,157
4.500%, 09/15/2029	573,000	540,174
Quanta Services, Inc. 0.950%, 10/01/2024	563,000	514,052
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
2.196%, 02/04/2026	$1,071,000	$950,446
3.250%, 02/01/2035	347,000	245,070
3.750%, 02/01/2050	619,000	403,110
Union Pacific Corp.
2.375%, 05/20/2031	301,000	244,685
2.800%, 02/14/2032	408,000	339,847
3.375%, 02/14/2042	339,000	257,741
		13,832,063
Information technology – 2.2%
Advanced Micro Devices, Inc. 3.924%, 06/01/2032	911,000	825,622
Apple, Inc.
2.375%, 02/08/2041	230,000	159,193
2.400%, 08/20/2050	35,000	21,723
2.650%, 05/11/2050 to 02/08/2051	628,000	412,774
2.800%, 02/08/2061	201,000	125,131
3.250%, 08/08/2029	1,186,000	1,082,547
3.350%, 08/08/2032	742,000	660,840
3.950%, 08/08/2052	594,000	496,029
4.100%, 08/08/2062	445,000	364,802
Broadcom, Inc.
2.450%, 02/15/2031 (D)	494,000	372,298
3.150%, 11/15/2025	370,000	347,298
3.419%, 04/15/2033 (D)	1,344,000	1,025,763
3.469%, 04/15/2034 (D)	631,000	473,410
4.150%, 11/15/2030	334,000	289,092
4.150%, 04/15/2032 (D)	425,000	355,448
4.926%, 05/15/2037 (D)	451,000	371,882
Dell International LLC
3.375%, 12/15/2041 (D)	701,000	433,778
3.450%, 12/15/2051 (D)	841,000	478,118
6.100%, 07/15/2027	287,000	289,298
Global Payments, Inc. 5.950%, 08/15/2052	208,000	183,256
Intel Corp.
2.800%, 08/12/2041	738,000	497,352
4.900%, 08/05/2052	830,000	732,961
5.050%, 08/05/2062	296,000	256,206
KLA Corp.
3.300%, 03/01/2050	675,000	474,129
4.950%, 07/15/2052	263,000	238,917
NXP BV
2.650%, 02/15/2032	583,000	437,364
3.250%, 05/11/2041	309,000	202,661
3.400%, 05/01/2030	392,000	326,688
4.400%, 06/01/2027	342,000	322,605
Oracle Corp.
3.950%, 03/25/2051	599,000	397,260
4.000%, 07/15/2046	548,000	370,350
4.375%, 05/15/2055	191,000	130,733
VMware, Inc.
0.600%, 08/15/2023	1,382,000	1,330,545
1.000%, 08/15/2024	981,000	907,889
1.400%, 08/15/2026	987,000	844,101
1.800%, 08/15/2028	171,000	135,565
4.700%, 05/15/2030	567,000	510,071
Xilinx, Inc. 2.375%, 06/01/2030	242,000	199,588
		17,083,287
Materials – 0.5%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	841,000	722,684
4.750%, 03/16/2052 (D)	470,000	360,020

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.250%, 09/01/2029	$1,294,000	$1,202,566
Glencore Finance Canada, Ltd.
6.000%, 11/15/2041 (D)	36,000	31,894
6.900%, 11/15/2037 (D)	326,000	326,011
Rohm and Haas Company 7.850%, 07/15/2029	364,000	404,583
The Dow Chemical Company
3.600%, 11/15/2050	287,000	196,037
7.375%, 11/01/2029	753,000	817,827
		4,061,622
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	591,000	476,286
2.600%, 06/15/2033	133,000	96,909
4.800%, 10/01/2032	296,000	263,882
American Homes 4 Rent LP
3.625%, 04/15/2032	544,000	448,672
4.300%, 04/15/2052	244,000	178,822
American Tower Corp.
2.700%, 04/15/2031	225,000	176,560
3.125%, 01/15/2027	296,000	265,877
3.650%, 03/15/2027	418,000	382,338
Brixmor Operating Partnership LP
2.250%, 04/01/2028	191,000	154,175
2.500%, 08/16/2031	329,000	239,785
Crown Castle, Inc.
1.050%, 07/15/2026	847,000	715,460
2.900%, 03/15/2027 to 04/01/2041	1,067,000	913,251
3.300%, 07/01/2030	488,000	408,618
4.000%, 03/01/2027	141,000	131,245
Essex Portfolio LP
1.700%, 03/01/2028	711,000	576,462
2.550%, 06/15/2031	280,000	219,411
Extra Space Storage LP
2.350%, 03/15/2032	243,000	179,087
3.900%, 04/01/2029	272,000	242,174
Federal Realty Investment Trust 3.950%, 01/15/2024	376,000	371,307
GLP Capital LP 5.300%, 01/15/2029	274,000	249,739
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	94,000	67,434
4.150%, 04/15/2032	543,000	458,870
Kimco Realty Corp. 4.600%, 02/01/2033	445,000	401,795
Mid-America Apartments LP
3.950%, 03/15/2029	273,000	248,240
4.000%, 11/15/2025	334,000	322,788
4.300%, 10/15/2023	279,000	276,962
Prologis LP 4.625%, 01/15/2033	331,000	314,628
Realty Income Corp.
2.200%, 06/15/2028	291,000	245,133
2.850%, 12/15/2032	393,000	314,575
3.400%, 01/15/2028	289,000	262,612
Regency Centers LP 2.950%, 09/15/2029	589,000	488,501
Rexford Industrial Realty LP 2.150%, 09/01/2031	301,000	225,724
STORE Capital Corp.
2.700%, 12/01/2031	189,000	163,678
2.750%, 11/18/2030	481,000	424,029
4.500%, 03/15/2028	728,000	693,097
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
STORE Capital Corp. (continued)
4.625%, 03/15/2029	$347,000	$331,740
Sun Communities Operating LP
2.300%, 11/01/2028	272,000	218,307
4.200%, 04/15/2032	544,000	455,551
		12,603,724
Utilities – 2.0%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	196,000	153,866
Baltimore Gas and Electric Company 2.250%, 06/15/2031	421,000	336,066
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	311,000	232,554
Consumers Energy Company
2.500%, 05/01/2060	241,000	132,918
2.650%, 08/15/2052	189,000	117,053
DTE Electric Company
2.950%, 03/01/2050	492,000	329,694
3.650%, 03/01/2052	225,000	169,886
DTE Energy Company 1.050%, 06/01/2025	252,000	225,554
Duke Energy Carolinas LLC
2.550%, 04/15/2031	287,000	235,627
2.850%, 03/15/2032	523,000	433,079
3.550%, 03/15/2052	381,000	277,445
Duke Energy Corp.
2.550%, 06/15/2031	337,000	264,403
3.500%, 06/15/2051	86,000	57,815
3.750%, 09/01/2046	86,000	60,901
4.300%, 03/15/2028	739,000	695,634
4.500%, 08/15/2032	801,000	724,361
5.000%, 08/15/2052	148,000	126,133
Duke Energy Florida LLC 2.400%, 12/15/2031	420,000	333,825
Duke Energy Progress LLC 2.500%, 08/15/2050	425,000	251,517
Entergy Arkansas LLC 2.650%, 06/15/2051	379,000	228,804
Eversource Energy
1.400%, 08/15/2026	239,000	207,107
2.550%, 03/15/2031	307,000	245,793
3.375%, 03/01/2032	261,000	219,569
4.600%, 07/01/2027	731,000	705,517
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	239,065
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	463,000	367,353
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	495,000	462,021
MidAmerican Energy Company 2.700%, 08/01/2052	365,000	229,243
Mississippi Power Company
3.100%, 07/30/2051	505,000	322,042
3.950%, 03/30/2028	505,000	465,445
4.250%, 03/15/2042	194,000	155,061
NextEra Energy Capital Holdings, Inc. 4.625%, 07/15/2027	439,000	424,290
Northern States Power Company 3.200%, 04/01/2052	285,000	198,034
NSTAR Electric Company
3.100%, 06/01/2051	260,000	173,882
4.550%, 06/01/2052	342,000	296,868
4.950%, 09/15/2052	149,000	139,169

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
2.100%, 08/01/2027	$225,000	$181,883
3.950%, 12/01/2047	619,000	393,149
4.200%, 06/01/2041	245,000	168,032
4.500%, 07/01/2040	145,000	105,490
4.750%, 02/15/2044	142,000	101,711
4.950%, 07/01/2050	569,000	416,466
PECO Energy Company 2.850%, 09/15/2051	508,000	326,998
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	410,000	365,009
Public Service Company of Oklahoma
2.200%, 08/15/2031	282,000	219,506
3.150%, 08/15/2051	285,000	183,295
Public Service Electric & Gas Company
1.900%, 08/15/2031	565,000	441,705
2.050%, 08/01/2050	116,000	62,916
2.700%, 05/01/2050	230,000	144,770
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	324,000	242,982
2.450%, 11/15/2031	365,000	284,106
Southern California Edison Company 4.125%, 03/01/2048	317,000	235,562
The AES Corp. 1.375%, 01/15/2026	319,000	274,791
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	199,000	191,059
Virginia Electric and Power Company
2.950%, 11/15/2051	421,000	272,512
4.625%, 05/15/2052	317,000	274,073
Wisconsin Electric Power Company 4.750%, 09/30/2032	424,000	408,616
		15,532,225
TOTAL CORPORATE BONDS (Cost $240,356,882)		$207,392,254
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	175,925
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	894,271
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	826,672
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	498,881
The Ohio State University 4.800%, 06/01/2111	464,000	400,605
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,796,354
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.3%
Commercial and residential – 4.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	465,000	374,902
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(E)	1,408	1,403
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(E)	135,963	125,711
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(E)	101,582	90,639
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(E)	$519,196	$414,164
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	108,000	96,653
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	214,000	206,135
Benchmark Mortgage Trust
Series 2021-B31, Class A5, 2.669%, 12/15/2054	141,000	114,677
Series 2022-B35, Class A5, 4.594%, 05/15/2055 (E)	554,000	523,737
Series 2022-B36, Class A5, 4.470%, 07/15/2055 (E)	277,000	260,985
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	371,559	344,834
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 3.518%, 09/15/2036 (B)(D)	2,021,000	1,929,250
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 3.507%, 10/15/2038 (B)(D)	932,529	894,096
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	280,121	268,051
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5 4.743%, 05/15/2054 (E)	561,000	537,157
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(E)	676,652	559,440
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(E)	736,128	602,740
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	57,598	57,479
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (E)	15,000	14,895
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,826,403
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,388,255
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	707,264
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	818,598	780,207
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	360,943
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	342,000	299,206
Series 2021-C20, Class A3, 2.805%, 03/15/2054	234,000	195,193
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 3.573%, 10/15/2038 (B)(D)	787,000	747,732

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	$412,000	$409,125
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	955,763
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	319,000	260,857
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	772,945
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	749,168	718,659
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.663%, 07/15/2045	629,000	622,700
Series 2013-C17, Class A4, 4.199%, 01/15/2047	202,000	199,503
Series 2014-C23, Class A4, 3.670%, 09/15/2047	338,301	327,442
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,351,830	1,280,235
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	514,565
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	890,109
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	183,954
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 3.768%, 11/15/2038 (B)(D)	1,273,000	1,221,974
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(E)	311,903	253,036
Morgan Stanley Capital I Trust
Series 2019-L2, Class A3, 3.806%, 03/15/2052	454,000	417,105
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	557,000	437,317
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(E)	157,402	144,252
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 3.834%, 05/25/2055 (B)(D)	1,888,000	1,845,922
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	57,612	57,253
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(E)	246,821	237,240
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(E)	219,725	202,317
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(E)	283,953	263,690
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(E)	696,888	591,051
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter), 2.642%, 11/25/2059 (D)	$280,032	$272,386
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	159,022	156,426
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	124,999	120,149
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	284,059	274,164
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	134,146	130,956
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	111,587	103,060
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(E)	362,594	312,348
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(E)	680,989	565,288
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(E)	512,665	419,965
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(E)	628,242	504,180
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(E)	1,955,372	1,630,218
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(E)	925,318	783,175
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(E)	659,495	563,563
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(E)	323,221	294,909
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(E)	330,392	303,698
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	248,138	233,325
		33,196,975
U.S. Government Agency – 5.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,063,078	963,211
Series 4205, Class PA, 1.750%, 05/15/2043	333,364	283,762
Series 4426, Class QC, 1.750%, 07/15/2037	518,315	476,967
Series 4742, Class PA, 3.000%, 10/15/2047	927,935	852,295
Series 4880, Class DA, 3.000%, 05/15/2050	693,328	637,909
Series 5091, Class AB, 1.500%, 03/25/2051	1,128,936	943,338
Series 5119, Class AB, 1.500%, 08/25/2049	449,865	366,908
Series 5178, Class TP, 2.500%, 04/25/2049	830,864	717,166
Series 5182, Class M, 2.500%, 05/25/2049	525,028	465,464
Series 5201, Class CA, 2.500%, 07/25/2048	786,180	705,286
Series 5202, Class LA, 2.500%, 05/25/2049	750,470	651,803

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5203, Class G, 2.500%, 11/25/2048	$334,890	$293,963
Series 5217, Class CD, 2.500%, 07/25/2049	687,415	633,046
Series K144, Class A2, 2.450%, 04/25/2032	741,000	619,014
Series K145, Class A2, 2.580%, 06/25/2055	741,000	625,741
Series K146, Class A2, 2.920%, 06/25/2032	1,413,000	1,235,572
Series K147, Class A2, 3.000%, 06/25/2032 (E)	1,413,000	1,243,990
Series KG07, Class A2, 3.123%, 08/25/2032 (E)	738,000	656,935
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	369,708	320,741
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,318,320	1,170,141
Series 2013-43, Class BP, 1.750%, 05/25/2043	424,177	370,964
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,525,891	1,394,515
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,554,064	1,407,764
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,950,738	2,468,195
Series 2017-13, Class PA, 3.000%, 08/25/2046	581,645	532,156
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	293,708	275,596
Series 2018-14, Class KC, 3.000%, 03/25/2048	986,522	914,369
Series 2018-8, Class KL, 2.500%, 03/25/2047	522,906	460,773
Series 2019-15, Class AB, 3.500%, 05/25/2053	1,133,458	1,073,918
Series 2019-25, Class PA, 3.000%, 05/25/2048	965,901	889,603
Series 2020-45, Class JL, 3.000%, 07/25/2040	950,364	865,194
Series 2020-48, Class AB, 2.000%, 07/25/2050	463,083	402,857
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,400,833	1,197,257
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,919,587	1,590,215
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,084,654	899,449
Series 2021-78, Class PA, 2.500%, 11/25/2051	600,840	525,512
Series 2022-11, Class A, 2.500%, 07/25/2047	1,683,457	1,532,615
Series 2022-28, Class CA, 2.000%, 01/25/2048	627,172	563,267
Series 2022-M13, Class A2, 2.593%, 06/25/2032	587,000	506,175
Series 414, Class A35, 3.500%, 10/25/2042	1,150,469	1,085,102
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-141, Class WA, 4.525%, 11/16/2041 (E)	$185,022	$181,984
Series 2017-167, Class BQ, 2.500%, 08/20/2044	509,706	474,903
Series 2018-11, Class PC, 2.750%, 12/20/2047	501,728	462,929
Series 2019-132, Class NA, 3.500%, 09/20/2049	296,276	284,204
Series 2019-31, Class JC, 3.500%, 03/20/2049	296,956	281,782
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,331,344	1,139,133
Series 2022-107, Class C, 2.500%, 06/20/2051	2,231,121	1,880,022
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,502,970	1,360,611
Series 2022-50, Class DC, 2.500%, 08/20/2051	652,886	557,687
Series 2022-84, Class A, 2.500%, 01/20/2052	657,308	553,934
		39,995,937
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,014,231)		$73,192,912
ASSET BACKED SECURITIES – 11.8%
Ally Auto Receivables Trust Series 2022-1, Class A3 3.310%, 11/15/2026	783,000	765,592
American Express Credit Account Master Trust
Series 2022-2, Class A 3.390%, 05/15/2027	2,482,000	2,401,270
Series 2022-3, Class A 3.750%, 08/15/2027	1,638,000	1,595,621
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	259,000	251,095
Series 2022-2, Class A3 4.380%, 04/18/2028	655,000	648,521
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	634,751
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	454,444
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	1,415,000	1,209,437
Series 2022-3A, Class A 4.620%, 02/20/2027 (D)	1,167,000	1,129,341
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	579,000	556,528
BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/2027	1,244,000	1,206,708
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.390%, 07/15/2030	1,000,000	830,344
Series 2022-A2, Class A 3.490%, 05/15/2027	883,000	856,112

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	$416,000	$402,049
Chase Issuance Trust Series 2022-A1, Class A 3.970%, 09/15/2027	1,160,000	1,138,961
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 4.734%, 11/26/2046 (B)(D)	361,081	355,699
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	253,137	235,086
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	444,482	405,322
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	573,491	476,310
Discover Card Execution Note Trust Series 2022-A3, Class A3 3.560%, 07/15/2027	3,358,000	3,262,872
Ford Credit Auto Lease Trust
Series 2022-A, Class A3 3.230%, 05/15/2025	1,557,000	1,531,359
Series 2022-A, Class A4 3.370%, 07/15/2025	599,000	585,360
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (D)	451,000	399,418
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,096,000	2,000,541
Series 2022-A, Class A3 1.290%, 06/15/2026	411,000	391,922
Series 2022-C, Class A4 4.590%, 12/15/2027	1,064,000	1,053,659
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3 3.420%, 06/20/2025	629,000	616,816
Series 2022-2, Class A4 3.540%, 05/20/2026	689,000	670,411
Series 2022-3, Class A4 4.110%, 08/20/2026	874,000	857,648
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	1,782,000	1,726,777
Series 2022-2, Class A4 3.250%, 04/17/2028	951,000	908,581
Series 2022-3, Class A4 3.710%, 12/16/2027	535,000	516,569
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	740,000	632,841
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	1,683,000	1,534,665
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	1,490,000	1,302,592
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	895,000	857,684
Series 2022-5A, Class A 3.890%, 09/25/2028 (D)	1,485,000	1,375,479
Honda Auto Receivables Owner Trust Series 2022-2, Class A4 3.760%, 12/18/2028	398,000	387,050
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A4 4.480%, 08/17/2026 (D)	873,000	862,120
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	$549,000	$498,365
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	962,824
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	318,165
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 4.418%, 10/15/2031 (B)(D)	470,000	468,461
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.968%, 12/15/2045 (B)(D)	281,031	283,831
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	1,406,158	1,221,124
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	8,502	8,484
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	42,944	42,478
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	658,594	633,551
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	551,736	528,875
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,259,486	1,163,065
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	696,237	645,132
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	452,637	413,809
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	120,979	108,663
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	482,652	431,394
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	365,679	332,171
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	192,872	169,661
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	273,274	234,964
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	1,116,374	957,691
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,886,189	1,580,815
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	935,509	790,334
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	665,227	572,545
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,235,959	1,979,050
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,023,188	969,065
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,090,996	949,819
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.963%, 10/27/2036 (B)	837,331	816,333
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.943%, 01/25/2037 (B)	809,976	793,538
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.893%, 10/25/2033 (B)	2,525,430	2,468,152

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 3.702%, 03/23/2037 (B)	$2,385,187	$2,331,080
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 3.722%, 12/24/2035 (B)	1,647,552	1,610,047
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 3.782%, 03/22/2032 (B)	422,836	410,879
Nissan Auto Lease Trust Series 2022-A, Class A3 3.810%, 05/15/2025	1,175,000	1,161,964
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	794,000	782,876
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	615,000	605,955
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	295,234
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	1,878,000	1,840,902
Series 2022-3, Class A3 3.400%, 12/15/2026	722,000	708,918
Series 2022-4, Class A3 4.140%, 02/16/2027	889,000	878,277
Series 2022-5, Class A3 4.110%, 08/17/2026	733,000	724,813
Series 2022-6, Class A3 4.490%, 11/16/2026	1,551,000	1,537,303
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	89,544	86,345
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 4.268%, 02/17/2032 (B)(D)	35,178	35,101
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.918%, 09/15/2034 (B)(D)	240,877	240,326
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	146,827	141,199
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	320,987	305,888
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	541,534	485,023
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	856,772	765,013
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	2,622,586	2,316,034
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,114,504	1,802,032
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	543,525	483,650
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 3.618%, 01/15/2053 (B)(D)	1,275,000	1,227,488
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	1,784,006	1,567,782
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,222,963	1,094,225
Series 2022-C, Class A1A 4.480%, 05/16/2050 (D)	592,000	567,362
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	28,648	27,771
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	$217,204	$214,956
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	99,037	89,876
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	337,411	286,734
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	768,074	639,503
Synchrony Card Funding LLC
Series 2022-A1, Class A 3.370%, 04/15/2028	1,072,000	1,036,710
Series 2022-A2, Class A 3.860%, 07/15/2028	1,056,000	1,027,963
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	3,331,000	3,192,912
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A3 0.710%, 04/15/2026	291,000	275,568
Series 2022-B, Class A4 3.110%, 08/16/2027	709,000	672,493
Series 2022-C, Class A4 3.770%, 02/15/2028	667,000	648,252
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	437,410	376,462
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	534,806
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,226,000	1,178,934
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,083,000	1,050,361
World Omni Automobile Lease Securitization Trust
Series 2022-A, Class A3 3.210%, 02/18/2025	669,000	656,146
Series 2022-A, Class A4 3.340%, 06/15/2027	394,000	384,601
TOTAL ASSET BACKED SECURITIES (Cost $99,677,154)		$93,669,678
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (F)	37,217,506	37,217,506
TOTAL SHORT-TERM INVESTMENTS (Cost $37,217,506)		$37,217,506
Total Investments (Core Bond Trust) (Cost $948,781,179) – 107.9%		$851,810,117
Other assets and liabilities, net – (7.9%)		(62,398,050)
TOTAL NET ASSETS – 100.0%		$789,412,067
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,594,642 or 13.0% of the fund's net assets as of 9-30-22.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
Australia - 0.4%
Aurizon Holdings, Ltd.	422,785	$935,056
Austria - 1.1%
ANDRITZ AG	54,937	2,324,913
Belgium - 0.8%
Azelis Group NV	35,752	795,281
UCB SA	13,896	964,349
		1,759,630
Bermuda - 2.3%
Everest Re Group, Ltd.	19,210	5,041,472
Canada - 7.5%
Cenovus Energy, Inc.	523,997	8,049,526
Kinross Gold Corp.	386,828	1,456,188
MEG Energy Corp. (A)	144,679	1,619,240
Suncor Energy, Inc.	36,585	1,030,265
Yamana Gold, Inc.	968,862	4,383,674
		16,538,893
China - 0.6%
Alibaba Group Holding, Ltd. (A)	142,500	1,422,056
Denmark - 0.9%
DSV A/S	16,603	1,945,000
Finland - 3.2%
Metso Outotec OYJ	97,126	644,096
Nordea Bank ABP	288,878	2,472,284
Sampo OYJ, A Shares	93,759	4,002,709
		7,119,089
France - 9.4%
Airbus SE	19,526	1,683,142
Capgemini SE	8,365	1,339,236
Eiffage SA	23,350	1,872,500
Imerys SA	49,656	1,497,824
Legrand SA	17,583	1,136,897
Rexel SA (A)	221,734	3,323,062
Sanofi	50,734	3,863,203
TotalEnergies SE (B)	129,466	6,073,820
		20,789,684
Germany - 7.5%
Allianz SE	10,954	1,725,625
Daimler Truck Holding AG (A)	54,027	1,221,409
Deutsche Telekom AG	325,046	5,532,806
Merck KGaA	17,045	2,759,247
Rheinmetall AG	5,443	838,042
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	46,228	$4,518,440
		16,595,569
Greece - 0.7%
Hellenic Telecommunications Organization SA	108,429	1,574,448
India - 1.6%
HDFC Bank, Ltd., ADR	59,805	3,493,808
Ireland - 2.4%
CRH PLC	129,429	4,151,636
Flutter Entertainment PLC (London Stock Exchange) (A)	9,846	1,080,375
		5,232,011
Japan - 12.6%
Asahi Group Holdings, Ltd.	107,800	3,360,781
Chugai Pharmaceutical Company, Ltd.	60,900	1,521,470
Fuji Corp. (Aichi)	149,200	1,952,500
Honda Motor Company, Ltd.	150,400	3,264,551
IHI Corp.	88,600	1,895,005
KDDI Corp.	64,100	1,874,045
Komatsu, Ltd.	176,700	3,217,408
Renesas Electronics Corp. (A)	444,000	3,722,158
Sony Group Corp.	19,900	1,281,848
Subaru Corp.	174,300	2,634,082
Sumitomo Heavy Industries, Ltd.	54,300	1,005,724
Sumitomo Mitsui Financial Group, Inc.	80,000	2,217,718
		27,947,290
Malta - 0.0%
BGP Holdings PLC (A)(C)	2,126,418	0
Netherlands - 3.4%
Aalberts NV	39,746	1,296,233
ING Groep NV	306,307	2,624,559
Stellantis NV	309,531	3,660,762
		7,581,554
Norway - 1.5%
DNB Bank ASA	104,529	1,658,673
Norsk Hydro ASA	325,243	1,745,230
		3,403,903
Singapore - 0.6%
United Overseas Bank, Ltd.	78,900	1,429,083
South Korea - 3.0%
Hana Financial Group, Inc.	59,159	1,452,649
KB Financial Group, Inc.	41,386	1,249,797
POSCO Holdings, Inc.	5,180	755,595
Samsung Electronics Company, Ltd.	41,911	1,538,941
SK Telecom Company, Ltd.	43,960	1,551,948
		6,548,930
Spain - 0.3%
Ence Energia y Celulosa SA	184,753	550,025
Sweden - 2.7%
Svenska Handelsbanken AB, A Shares	601,649	4,938,935
Volvo AB, B Shares	80,508	1,139,266
		6,078,201
Switzerland - 10.9%
Glencore PLC	1,184,319	6,223,589
Novartis AG	97,048	7,398,647
Roche Holding AG	8,112	2,640,722
STMicroelectronics NV	110,429	3,431,819
Swiss Re AG	16,356	1,206,320
UBS Group AG	224,689	3,259,780
		24,160,877

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 18.6%
AstraZeneca PLC	33,137	$3,642,717
BAE Systems PLC	893,094	7,847,067
Coca-Cola Europacific Partners PLC	150,627	6,419,723
CVS Group PLC	47,248	900,225
Endeavour Mining PLC	87,060	1,605,885
Ferroglobe PLC (A)	257,621	1,360,239
Future PLC	14,382	207,918
IMI PLC	233,683	2,889,733
Informa PLC	286,374	1,636,878
JD Sports Fashion PLC	1,114,593	1,227,918
NatWest Group PLC	761,597	1,896,918
Nomad Foods, Ltd. (A)	51,896	736,923
Persimmon PLC	58,516	800,277
Shell PLC	132,736	3,292,891
Smith & Nephew PLC	77,427	893,719
SSE PLC	148,227	2,502,950
Tesco PLC	722,590	1,658,389
WH Smith PLC (A)	119,441	1,574,771
		41,095,141
United States - 3.7%
Applied Materials, Inc.	16,718	1,369,706
Booking Holdings, Inc. (A)	1,528	2,510,825
Envista Holdings Corp. (A)	45,011	1,476,811
FMC Corp.	13,685	1,446,505
Ovintiv, Inc.	28,311	1,303,083
		8,106,930
TOTAL COMMON STOCKS (Cost $254,116,789)		$211,673,563
PREFERRED SECURITIES - 0.6%
Germany - 0.6%
Volkswagen AG	10,642	1,300,362
TOTAL PREFERRED SECURITIES (Cost $2,336,612)		$1,300,362
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
Fidelity Government Portfolio, Institutional Class, 2.6229% (D)	6,749,657	6,749,657
John Hancock Collateral Trust, 3.0556% (D)(E)	622,288	6,217,901
TOTAL SHORT-TERM INVESTMENTS (Cost $12,967,255)		$12,967,558
Total Investments (Disciplined Value International Trust) (Cost $269,420,656) - 102.1%		$225,941,483
Other assets and liabilities, net - (2.1%)		(4,699,841)
TOTAL NET ASSETS - 100.0%		$221,241,642
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $5,921,458.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Australia - 0.0%
MMG, Ltd. (A)	184,000	$43,784
Belgium - 0.0%
Titan Cement International SA (A)	2,489	26,374
Brazil - 2.8%
Americanas SA	18,735	58,973
Anima Holding SA (A)	24,800	27,860
Atacadao SA	7,800	27,950
Banco Bradesco SA	66,278	200,394
Banco do Brasil SA	45,215	322,871
Banco Santander Brasil SA	21,018	118,214
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	25,753
BRF SA (A)	4,065	9,706
Camil Alimentos SA	10,600	18,648
Cia Brasileira de Distribuicao	15,747	56,603
Cia Siderurgica Nacional SA	33,485	78,958
Cia Siderurgica Nacional SA, ADR	9,153	21,784
Cielo SA	97,021	97,123
Cogna Educacao (A)	186,166	101,463
Construtora Tenda SA (A)	4,000	5,354
Cruzeiro do Sul Educacional SA	10,800	9,870
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,323	82,740
Direcional Engenharia SA	8,400	26,239
Embraer SA (A)	52,975	114,408
Enauta Participacoes SA	16,860	45,382
Even Construtora e Incorporadora SA	19,800	25,327
Ez Tec Empreendimentos e Participacoes SA	6,009	23,660
Getnet Adquirencia e Servicos para Meios de Pagamento SA	4,379	3,799
Guararapes Confeccoes SA	10,200	16,526
Hapvida Participacoes e Investimentos S/A (B)	157,881	221,558
International Meal Company Alimentacao SA (A)	26,670	9,888
Iochpe Maxion SA	11,411	26,865
JBS SA	52,890	246,294
JHSF Participacoes SA	28,427	38,996
Lavvi Empreendimentos Imobiliarios Ltda	21,300	23,731
M Dias Branco SA	10,232	83,099
Marisa Lojas SA (A)	19,338	8,568
MRV Engenharia e Participacoes SA	19,837	45,673
Multilaser Industrial SA	20,600	20,011
Natura & Company Holding SA	53,632	146,449
Petroleo Brasileiro SA	353,978	2,170,714
Positivo Tecnologia SA	9,000	20,772
Romi SA	5,161	16,886
Sao Carlos Empreendimentos e Participacoes SA	5,205	23,891
TIM SA	55,934	125,257
Trisul SA	13,137	12,518
Tupy SA	9,951	46,302
Ultrapar Participacoes SA	3,860	8,394
Usinas Siderurgicas de Minas Gerais SA	14,738	22,403
Vale SA	32,750	437,367
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	12,782
Via S/A (A)	23,074	13,645
YDUQS Participacoes SA	4,251	11,387
		5,313,055

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 0.0%
China Gold International Resources Corp., Ltd.	8,100	$20,559
Chile - 0.6%
Banco de Credito e Inversiones SA	811	20,611
Camanchaca SA (A)	214,992	11,884
CAP SA	5,458	35,302
Cementos BIO BIO SA	16,447	11,909
Cencosud SA	133,449	168,790
Cia Sud Americana de Vapores SA	687,612	47,376
Cristalerias de Chile SA	3,626	11,842
Empresa Nacional de Telecomunicaciones SA	15,564	44,244
Empresas CMPC SA	53,560	81,517
Empresas COPEC SA	28,448	182,284
Empresas Hites SA	46,731	4,519
Enel Americas SA	1,058,745	111,488
Falabella SA	34,807	69,415
Grupo Security SA	147,513	22,844
Hortifrut SA	7,570	6,286
Inversiones Aguas Metropolitanas SA	42,648	18,063
Itau CorpBanca Chile SA	10,081,598	19,085
Masisa SA	321,066	7,632
PAZ Corp. SA	16,523	5,501
Ripley Corp. SA	137,631	22,051
Salfacorp SA	54,622	16,247
Sigdo Koppers SA	50,989	60,480
SMU SA	245,031	23,585
Sociedad Matriz SAAM SA	670,600	38,785
Socovesa SA	113,429	12,802
SONDA SA	24,563	9,131
		1,063,673
China - 23.6%
360 DigiTech, Inc., ADR	2,283	29,268
360 Security Technology, Inc., Class A	30,100	27,411
361 Degrees International, Ltd. (A)	119,000	55,162
3SBio, Inc. (B)	146,500	103,790
AAC Technologies Holdings, Inc. (A)	79,500	123,561
Addsino Company, Ltd., Class A	9,800	13,730
Agile Group Holdings, Ltd. (A)	157,000	36,616
Agricultural Bank of China, Ltd., H Shares	1,954,000	584,823
Air China, Ltd., H Shares (A)	80,000	60,845
Alibaba Group Holding, Ltd. (A)	162,100	1,617,651
A-Living Smart City Services Company, Ltd. (B)	58,250	45,822
Allmed Medical Products Company, Ltd., Class A	6,100	10,087
Aluminum Corp. of China, Ltd., H Shares	372,000	120,301
Angang Steel Company, Ltd., H Shares	167,800	41,392
Anhui Conch Cement Company, Ltd., H Shares	130,000	410,901
Anhui Guangxin Agrochemical Company, Ltd., Class A	4,480	16,222
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	14,712
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	18,068
Anton Oilfield Services Group (A)	284,000	12,657
Aoshikang Technology Company, Ltd., Class A	4,600	15,610
Asia Cement China Holdings Corp.	65,000	26,563
AsiaInfo Technologies, Ltd. (B)	3,200	4,324
Avary Holding Shenzhen Company, Ltd., Class A	8,600	31,270
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	$16,964
AviChina Industry & Technology Company, Ltd., H Shares	230,000	88,660
BAIC Motor Corp., Ltd., H Shares (B)	207,000	45,017
Baidu, Inc., ADR (A)	12,433	1,460,753
Baidu, Inc., Class A (A)	3,350	49,316
BAIOO Family Interactive, Ltd. (B)	126,000	5,517
Bank of Beijing Company, Ltd., Class A	90,000	52,095
Bank of Changsha Company, Ltd., Class A	41,600	38,742
Bank of Chengdu Company, Ltd., Class A	28,200	64,896
Bank of China, Ltd., H Shares	4,686,694	1,530,652
Bank of Chongqing Company, Ltd., H Shares	69,500	33,243
Bank of Communications Company, Ltd., H Shares	485,876	256,142
Bank of Guiyang Company, Ltd., Class A	19,600	14,948
Bank of Hangzhou Company, Ltd., Class A	28,200	56,506
Bank of Jiangsu Company, Ltd., Class A	77,400	80,934
Bank of Nanjing Company, Ltd., Class A	54,200	80,283
Bank of Ningbo Company, Ltd., Class A	36,960	163,957
Bank of Shanghai Company, Ltd., Class A	57,000	46,966
Bank of Suzhou Company, Ltd., Class A	21,010	19,731
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	19,287
Baoshan Iron & Steel Company, Ltd., Class A	156,200	115,532
Baoye Group Company, Ltd., H Shares (A)	22,000	11,449
Baozun, Inc., Class A (A)	1,300	2,605
BBMG Corp., H Shares	220,000	26,561
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	18,275
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	127,326
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	18,200	20,478
Beijing Enlight Media Company, Ltd., Class A	14,200	14,184
Beijing GeoEnviron Engineering & Technology, Inc., Class A	7,200	10,717
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	16,847
Beijing New Building Materials PLC, Class A	12,300	41,644
Beijing North Star Company, Ltd., H Shares	132,000	13,775
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	10,323
Beijing Originwater Technology Company, Ltd., Class A	3,551	2,359
Beijing Shougang Company, Ltd., Class A	20,200	10,144
Beijing Shunxin Agriculture Company, Ltd., Class A	3,700	10,364
Beijing Sinnet Technology Company, Ltd., Class A	10,500	11,777

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Thunisoft Corp, Ltd., Class A (A)	6,500	$5,323
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	7,075
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	23,623
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	97,200	61,785
BGI Genomics Company, Ltd., Class A	2,400	17,989
Blue Sail Medical Company, Ltd., Class A (A)	7,100	7,769
Bluefocus Intelligent Communications Group Company, Ltd., Class A	17,200	10,825
BOC International China Company, Ltd., Class A	8,800	12,954
BOE Technology Group Company, Ltd., Class A	248,600	114,349
Bohai Leasing Company, Ltd., Class A (A)	50,900	14,738
Bright Dairy & Food Company, Ltd., Class A	9,600	14,111
BTG Hotels Group Company, Ltd., Class A	4,500	13,514
BYD Electronic International Company, Ltd.	63,500	151,742
C&S Paper Company, Ltd., Class A	7,000	10,029
Cabbeen Fashion, Ltd.	40,000	7,197
Caitong Securities Company, Ltd., Class A	33,670	31,955
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	9,959
CECEP Solar Energy Company, Ltd., Class A	34,200	32,839
CECEP Wind-Power Corp., Class A	19,600	12,103
Central China Management Company, Ltd. (A)	113,732	10,097
Central China Real Estate, Ltd.	118,093	4,710
Changjiang Securities Company, Ltd., Class A	20,700	15,170
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)	9,000	8,786
Chaowei Power Holdings, Ltd.	88,000	18,095
Cheetah Mobile, Inc., ADR (A)	918	1,845
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	6,600	15,476
Chengtun Mining Group Company, Ltd., Class A	12,000	10,924
Chengzhi Company, Ltd., Class A (A)	5,100	6,847
China BlueChemical, Ltd., H Shares	242,000	50,020
China Bohai Bank Company, Ltd., H Shares (B)	111,000	15,094
China Cinda Asset Management Company, Ltd., H Shares	588,000	64,920
China CITIC Bank Corp., Ltd., H Shares	670,775	266,194
China Coal Energy Company, Ltd., H Shares	178,000	160,358
China Communications Services Corp., Ltd., H Shares	217,200	73,022
China Conch Environment Protection Holdings, Ltd. (A)	9,500	4,862
China Conch Venture Holdings, Ltd.	109,000	173,325
China Construction Bank Corp., H Shares	8,153,001	4,705,912
China CSSC Holdings, Ltd., Class A	14,900	47,345
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	$14,760
China Dili Group (A)	190,600	20,605
China Dongxiang Group Company, Ltd. (A)	361,000	14,860
China East Education Holdings, Ltd. (B)	45,000	14,894
China Eastern Airlines Corp., Ltd., H Shares (A)	76,000	25,773
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	14,558
China Energy Engineering Corp., Ltd., H Shares	162,000	16,831
China Everbright Bank Company, Ltd., H Shares	248,000	68,093
China Galaxy Securities Company, Ltd., H Shares	301,000	138,673
China Great Wall Securities Company, Ltd., Class A	11,800	13,545
China Greatwall Technology Group Company, Ltd., Class A	14,300	17,172
China Green Electricity Investment of Tianjin Company, Ltd., Class A	7,500	13,113
China Hanking Holdings, Ltd.	61,000	5,963
China Harmony Auto Holding, Ltd.	105,500	20,177
China Hongqiao Group, Ltd.	249,000	203,835
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	13,671
China International Marine Containers Group Company, Ltd., H Shares	97,050	61,552
China Jushi Company, Ltd., Class A	18,200	33,669
China Kepei Education Group, Ltd.	68,000	15,102
China Lesso Group Holdings, Ltd.	133,000	123,106
China Life Insurance Company, Ltd., H Shares	259,000	331,373
China Lilang, Ltd.	72,000	30,647
China Maple Leaf Educational Systems, Ltd. (A)(C)	222,000	9,050
China Medical System Holdings, Ltd.	135,000	160,816
China Meheco Company, Ltd., Class A	6,160	10,420
China Merchants Bank Company, Ltd., H Shares	276,000	1,277,290
China Merchants Energy Shipping Company, Ltd., Class A	24,100	24,049
China Merchants Property Operation & Service Company, Ltd., Class A	4,300	9,244
China Merchants Securities Company, Ltd., H Shares (B)	29,480	25,383
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	45,153
China Minsheng Banking Corp., Ltd., H Shares	371,400	106,201
China Modern Dairy Holdings, Ltd.	171,000	19,531
China National Accord Medicines Corp., Ltd., Class A	2,100	8,828
China National Building Material Company, Ltd., H Shares	415,450	316,334
China National Chemical Engineering Company, Ltd., Class A	23,400	26,262
China National Medicines Corp, Ltd., Class A	3,200	11,198
China National Nuclear Power Company, Ltd., Class A	99,100	81,433
China New Higher Education Group, Ltd. (B)	88,000	21,420
China Oilfield Services, Ltd., H Shares	128,000	126,762
China Oriental Group Company, Ltd.	164,000	26,233

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Pacific Insurance Group Company, Ltd., H Shares	197,000	$361,765
China Petroleum & Chemical Corp., H Shares	1,590,000	678,973
China Railway Group, Ltd., H Shares	313,000	153,717
China Railway Signal & Communication Corp., Ltd., H Shares (B)	166,000	45,646
China Reinsurance Group Corp., H Shares	554,000	34,129
China Renaissance Holdings, Ltd. (A)(B)	12,000	10,268
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	15,600
China Resources Medical Holdings Company, Ltd.	103,000	55,023
China Resources Pharmaceutical Group, Ltd. (B)	195,500	133,687
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	5,700	30,783
China Risun Group, Ltd.	72,000	28,102
China Sanjiang Fine Chemicals Company, Ltd.	105,000	21,174
China SCE Group Holdings, Ltd.	229,200	14,864
China Shanshui Cement Group, Ltd. (A)	117,000	25,520
China Shenhua Energy Company, Ltd., H Shares	288,500	858,477
China Shineway Pharmaceutical Group, Ltd.	32,000	19,808
China Silver Group, Ltd. (A)	94,000	3,464
China South Publishing & Media Group Company, Ltd., Class A	14,900	20,644
China Southern Airlines Company, Ltd., H Shares (A)	132,000	69,469
China State Construction Engineering Corp., Ltd., Class A	265,600	192,196
China Sunshine Paper Holdings Company, Ltd.	31,500	7,054
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	12,630
China Tower Corp., Ltd., H Shares (B)	3,970,000	424,162
China TransInfo Technology Company, Ltd., Class A (A)	9,500	11,095
China Tungsten And Hightech Materials Company, Ltd., Class A (A)	8,600	14,792
China Vanke Company, Ltd., H Shares	164,892	298,415
China XLX Fertiliser, Ltd.	58,000	29,021
China Yongda Automobiles Services Holdings, Ltd.	101,000	54,119
China Yuhua Education Corp., Ltd. (A)(B)	162,000	16,588
China Zheshang Bank Company, Ltd., H Shares (A)	42,000	17,110
China Zhongwang Holdings, Ltd. (A)(C)	196,800	42,120
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	7,306
Chongqing Changan Automobile Company, Ltd., Class A	34,190	60,308
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	50,591
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	6,040
CIFI Holdings Group Company, Ltd.	372,786	37,668
CITIC Securities Company, Ltd., H Shares	129,525	219,250
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC, Ltd.	350,130	$329,879
CMGE Technology Group, Ltd. (A)	30,000	5,588
CMST Development Company, Ltd., Class A	21,400	14,597
CNHTC Jinan Truck Company, Ltd., Class A	6,000	8,562
CNOOC Energy Technology & Services, Ltd., Class A	33,000	13,395
COFCO Biotechnology Company, Ltd., Class A	15,200	17,175
COFCO Joycome Foods, Ltd. (A)	127,000	33,975
Colour Life Services Group Company, Ltd. (A)(C)	6,169	439
Consun Pharmaceutical Group, Ltd.	19,000	8,114
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	54,445
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	80,000	66,314
COSCO SHIPPING Holdings Company, Ltd., H Shares	225,000	261,713
Country Garden Holdings Company, Ltd.	835,155	192,921
CPMC Holdings, Ltd.	76,000	31,613
CSG Holding Company, Ltd., Class A	13,900	13,548
CT Environmental Group, Ltd. (A)(C)	164,000	2,486
CTS International Logistics Corp, Ltd., Class A	8,000	10,769
Dali Foods Group Company, Ltd. (B)	180,500	77,730
Dexin China Holdings Company, Ltd. (A)	66,000	11,640
DHC Software Company, Ltd., Class A	10,800	8,091
Dian Diagnostics Group Company, Ltd., Class A	2,300	9,391
Digital China Information Service Company, Ltd., Class A	7,800	10,574
Dong-E-E-Jiao Company, Ltd., Class A	2,100	9,557
Dongfang Electric Corp., Ltd., H Shares	18,600	25,228
Dongfeng Motor Group Company, Ltd., H Shares	210,000	112,258
Dongxing Securities Company, Ltd., Class A	12,000	12,468
Dongyue Group, Ltd.	87,000	86,213
DouYu International Holdings, Ltd., ADR (A)	3,398	3,398
E-Commodities Holdings, Ltd.	200,000	41,515
Edvantage Group Holdings, Ltd.	38,000	9,335
Everbright Securities Company, Ltd., H Shares (B)	25,600	13,765
Fang Holdings, Ltd., ADR (A)	10	15
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	11,551
Fangda Special Steel Technology Company, Ltd., Class A	8,800	7,466
Fanhua, Inc., ADR	2,603	13,405
FAW Jiefang Group Company, Ltd., Class A	9,300	9,392
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	8,725
FIH Mobile, Ltd. (A)	158,000	16,256
FinVolution Group, ADR	6,795	29,083
First Capital Securities Company, Ltd., Class A	18,600	14,257
Fosun International, Ltd.	195,460	120,795
Founder Securities Company, Ltd., Class A	31,500	29,026

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Foxconn Industrial Internet Company, Ltd., Class A	66,400	$79,523
Fu Shou Yuan International Group, Ltd.	103,000	56,663
Fufeng Group, Ltd.	182,200	92,957
Fujian Funeng Company, Ltd., Class A	13,000	19,517
Fujian Sunner Development Company, Ltd., Class A	6,700	18,250
Gan & Lee Pharmaceuticals Company, Ltd., Class A	2,800	13,329
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	17,584
GDS Holdings, Ltd., Class A (A)	21,200	46,643
GEM Company, Ltd., Class A	25,800	26,738
Gemdale Corp., Class A	16,600	26,892
Genertec Universal Medical Group Company, Ltd. (B)	99,000	50,588
GF Securities Company, Ltd., H Shares	50,000	54,262
Giant Network Group Company, Ltd., Class A	8,000	8,438
Glory Health Industry, Ltd. (A)	84,000	2,160
Grand Baoxin Auto Group, Ltd. (A)	219,500	10,479
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	10,603
Greatview Aseptic Packaging Company, Ltd. (A)	44,000	6,221
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	92,654
Greenland Holdings Corp., Ltd., Class A (A)	38,940	15,281
Greenland Hong Kong Holdings, Ltd.	88,000	6,045
Greentown China Holdings, Ltd.	102,500	192,377
GRG Banking Equipment Company, Ltd., Class A	6,800	7,784
Guangdong Tapai Group Company, Ltd., Class A	13,200	13,932
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	13,450
Guanghui Energy Company, Ltd., Class A	34,100	59,169
Guangshen Railway Company, Ltd., H Shares (A)	211,600	28,876
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	9,538
Guangxi Wuzhou Zhongheng Group Company, Ltd., Class A	44,700	16,269
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	109,423
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	34,482
Guangzhou Haige Communications Group, Inc. Company, Class A	9,600	10,495
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	22,950	18,323
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	22,236
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	7,279
Guosen Securities Company, Ltd., Class A	35,700	43,190
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	36,754
Guoyuan Securities Company, Ltd., Class A	17,400	15,637
Hainan Meilan International Airport Company, Ltd., H Shares (A)	8,000	19,114
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haitian International Holdings, Ltd.	70,000	$132,467
Haitong Securities Company, Ltd., H Shares	188,000	99,417
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	4,300	11,464
Hangcha Group Company, Ltd., Class A	5,800	10,109
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	30,047
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	14,180
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	29,281
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	3,869
Harbin Electric Company, Ltd., H Shares (A)	84,000	24,555
HBIS Resources Company, Ltd., Class A	4,700	7,160
HC Group, Inc. (A)	98,000	3,641
Heilongjiang Agriculture Company, Ltd., Class A	9,100	17,010
Hello Group, Inc., ADR	17,548	81,072
Henan Shenhuo Coal & Power Company, Ltd., Class A	15,800	37,305
Hengan International Group Company, Ltd.	70,000	312,958
Hengli Petrochemical Company, Ltd., Class A	35,401	84,002
Hengtong Optic-electric Company, Ltd., Class A	4,800	12,250
Hengyi Petrochemical Company, Ltd., Class A	23,800	25,832
Hesteel Company, Ltd., Class A	54,700	17,328
Hiroca Holdings, Ltd.	8,000	13,654
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	35,221
Hongda Xingye Company, Ltd., Class A (A)	28,900	13,801
Honghua Group, Ltd. (A)	367,000	8,862
Honworld Group, Ltd. (A)(B)(C)	56,000	19,711
Hope Education Group Company, Ltd. (B)	352,000	24,888
Hua Hong Semiconductor, Ltd. (A)(B)	42,000	95,131
Huadong Medicine Company, Ltd., Class A	4,620	26,067
Huafon Chemical Company, Ltd., Class A	21,100	19,378
Huaibei Mining Holdings Company, Ltd., Class A	10,300	24,389
Huapont Life Sciences Company, Ltd., Class A	10,700	8,002
Huatai Securities Company, Ltd., H Shares (B)	97,000	106,381
Huaxi Securities Company, Ltd., Class A	7,000	7,213
Huaxia Bank Company, Ltd., Class A	65,400	46,315
Huaxin Cement Company, Ltd., Class A	7,100	16,710
Huayu Automotive Systems Company, Ltd., Class A	14,900	34,540
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	8,907
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	23,822
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,900	36,975
Huishang Bank Corp., Ltd., H Shares	63,300	19,911

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Humanwell Healthcare Group Company, Ltd., Class A	12,500	$30,795
Hunan Valin Steel Company, Ltd., Class A	44,000	25,246
Hytera Communications Corp, Ltd., Class A (A)	14,800	9,330
iDreamSky Technology Holdings, Ltd. (A)(B)	32,000	14,650
Industrial & Commercial Bank of China, Ltd., H Shares	3,914,000	1,836,081
Industrial Bank Company, Ltd., Class A	131,700	307,952
Industrial Securities Company, Ltd., Class A (A)	37,960	29,048
Ingdan, Inc. (A)(B)	74,000	14,723
Inkeverse Group, Ltd. (A)	75,000	9,114
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	166,200	42,955
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,600	15,810
Inner Mongolia ERDOS Resources Company, Ltd., Class A	6,300	13,395
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	24,109
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	13,800	11,191
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	33,792
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	19,299
Inspur Electronic Information Industry Company, Ltd., Class A	9,300	25,811
Intco Medical Technology Company, Ltd., Class A	3,840	10,759
JCET Group Company, Ltd., Class A	10,100	30,358
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	20,375
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	8,872
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	10,801
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	12,520
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	18,073
Jiangsu Shagang Company, Ltd., Class A	27,000	14,396
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	10,941
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	10,907
Jiangsu Zhongtian Technology Company, Ltd., Class A	10,500	33,050
Jiangxi Copper Company, Ltd., H Shares	82,000	94,598
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	8,849
Jingrui Holdings, Ltd. (A)(C)	69,000	5,186
JinkoSolar Holding Company, Ltd., ADR (A)	3,651	202,229
Jinmao Property Services Company, Ltd. (A)	7,552	3,624
Jinneng Science&Technology Company, Ltd., Class A	8,700	11,364
Jizhong Energy Resources Company, Ltd., Class A	18,200	18,524
JNBY Design, Ltd.	11,000	10,732
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	$16,856
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	12,408
Juneyao Airlines Company, Ltd., Class A (A)	6,700	14,246
Kangda International Environmental Company, Ltd. (A)(B)	140,000	10,687
Kasen International Holdings, Ltd. (A)	119,000	5,283
Keshun Waterproof Technologies Company, Ltd., Class A (A)	10,700	14,334
Kingfa Sci & Tech Company, Ltd., Class A	12,500	16,453
Kingsoft Corp., Ltd.	93,600	247,660
Kunlun Tech Company, Ltd., Class A	3,100	5,392
KWG Group Holdings, Ltd. (A)	154,013	18,861
KWG Living Group Holdings, Ltd.	88,506	11,731
Lakala Payment Company, Ltd., Class A (A)	4,500	8,647
LB Group Company, Ltd., Class A	13,400	29,660
Legend Holdings Corp., H Shares (B)	66,200	57,459
Lens Technology Company, Ltd., Class A	31,900	41,379
Leo Group Company, Ltd., Class A (A)	58,700	14,452
Lepu Medical Technology Beijing Company, Ltd., Class A	12,600	37,495
LexinFintech Holdings, Ltd., ADR (A)	14,967	25,294
Leyard Optoelectronic Company, Ltd., Class A	9,800	7,590
Liaoning Cheng Da Company, Ltd., Class A	7,000	12,089
Liaoning Port Company, Ltd., H Shares	204,000	15,520
Lier Chemical Company, Ltd., Class A	5,460	14,516
Lingyi iTech Guangdong Company, Class A (A)	42,900	26,825
Livzon Pharmaceutical Group, Inc., H Shares	17,400	43,579
Logan Group Company, Ltd.	141,000	9,808
Longfor Group Holdings, Ltd. (B)	147,500	422,816
Lonking Holdings, Ltd.	277,000	40,534
Luxi Chemical Group Company, Ltd., Class A	14,600	26,571
Luye Pharma Group, Ltd. (A)(B)	235,000	64,993
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	22,330
Maccura Biotechnology Company, Ltd., Class A	6,800	16,005
Mango Excellent Media Company, Ltd., Class A	8,000	28,024
Maoyan Entertainment (A)(B)	19,400	13,426
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	14,972
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	14,500	8,714
Meitu, Inc. (A)(B)	104,000	9,708
Metallurgical Corp. of China, Ltd., H Shares	185,000	30,124
Midea Real Estate Holding, Ltd. (B)	9,600	8,997
Ming Yang Smart Energy Group, Ltd., Class A	9,200	31,090
Minth Group, Ltd.	70,000	153,721
MLS Company, Ltd., Class A	9,700	11,293
Monalisa Group Company, Ltd., Class A	6,100	12,695
Nanjing Iron & Steel Company, Ltd., Class A	38,000	14,587

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Nanjing Securities Company, Ltd., Class A	15,100	$16,147
NavInfo Company, Ltd., Class A	11,700	18,963
NetDragon Websoft Holdings, Ltd.	17,000	30,827
New China Life Insurance Company, Ltd., H Shares	63,200	120,362
New Hope Liuhe Company, Ltd., Class A (A)	16,500	32,282
Newland Digital Technology Company, Ltd., Class A	4,600	7,826
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	11,053
Ningbo Joyson Electronic Corp., Class A (A)	8,100	15,020
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	7,220
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	9,131
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	29,040
Noah Holdings, Ltd., ADR (A)	1,849	24,425
North Industries Group Red Arrow Company, Ltd., Class A	6,800	21,385
Northeast Securities Company, Ltd., Class A	10,520	9,534
NVC International Holdings, Ltd. (A)	267,000	2,984
Offshore Oil Engineering Company, Ltd., Class A	30,700	19,268
OFILM Group Company, Ltd., Class A (A)	9,000	6,671
Orient Securities Company, Ltd., H Shares (B)	42,000	16,456
PCI Technology Group Company, Ltd., Class A	17,100	13,354
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	44,000	16,646
Perfect World Company, Ltd., Class A	9,000	15,696
PetroChina Company, Ltd., H Shares	1,912,000	781,607
PICC Property & Casualty Company, Ltd., H Shares	436,000	450,861
Ping An Bank Company, Ltd., Class A	116,600	194,281
Ping An Insurance Group Company of China, Ltd., H Shares	467,500	2,332,262
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	28,801
Postal Savings Bank of China Company, Ltd., H Shares (B)	536,000	315,042
Power Construction Corp. of China, Ltd., Class A	61,800	60,352
Q Technology Group Company, Ltd. (A)	37,000	15,426
Qingdao Port International Company, Ltd., H Shares (B)	19,000	8,122
Qingdao Rural Commercial Bank Corp., Class A	34,400	14,282
Qingling Motors Company, Ltd., H Shares	128,000	16,638
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Radiance Holdings Group Company, Ltd.	23,000	9,973
Red Star Macalline Group Corp., Ltd., H Shares (B)	62,480	17,162
Redco Properties Group, Ltd. (A)(B)	96,000	21,481
Renhe Pharmacy Company, Ltd., Class A	14,800	11,587
Risen Energy Company, Ltd., Class A (A)	2,800	10,132
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
RiseSun Real Estate Development Company, Ltd., Class A (A)	16,000	$5,298
Rongsheng Petrochemical Company, Ltd., Class A	52,100	101,225
SAIC Motor Corp., Ltd., Class A	22,200	44,552
Sailun Group Company, Ltd., Class A	14,200	20,162
Sansteel Minguang Company, Ltd., Class A	16,900	11,629
Sansure Biotech, Inc., Class A	3,136	10,030
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	96,078
Sany Heavy Industry Company, Ltd., Class A	41,900	81,604
Satellite Chemical Company, Ltd., Class A	14,500	43,321
SDIC Capital Company, Ltd., Class A	14,700	12,572
Sealand Securities Company, Ltd., Class A	25,200	11,455
Seazen Group, Ltd. (A)	251,428	58,498
Seazen Holdings Company, Ltd., Class A (A)	14,800	36,352
SF Holding Company, Ltd., Class A	7,400	49,151
Shaanxi Coal Industry Company, Ltd., Class A	59,000	189,116
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	18,100	46,352
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	6,795
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	8,860
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	11,315
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	16,916
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,600	59,733
Shandong Linglong Tyre Company, Ltd., Class A	8,600	22,021
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	20,619
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	21,927
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	337,594
Shanghai AJ Group Company, Ltd., Class A	21,300	15,883
Shanghai AtHub Company, Ltd., Class A	5,500	16,367
Shanghai Bailian Group Company, Ltd., Class A	13,400	18,985
Shanghai Construction Group Company, Ltd., Class A	41,000	14,557
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	31,301
Shanghai Environment Group Company, Ltd., Class A	11,800	14,752
Shanghai International Port Group Company, Ltd., Class A	44,200	34,568
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,300	26,744
Shanghai Lingang Holdings Corp, Ltd., Class A	7,000	11,606
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	8,802
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	6,919

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	$82,745
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	120,538
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	22,051
Shanghai Sinyang Semiconductor Materials Company, Ltd., Class A	2,800	11,499
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	16,641
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	28,200	26,480
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	19,423
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	48,206
Shanxi Coking Company, Ltd., Class A	16,400	14,018
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,300	50,671
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	25,213
Shanying International Holding Company, Ltd., Class A	40,100	13,430
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	13,363
Shenguan Holdings Group, Ltd.	90,000	3,263
Shengyi Technology Company, Ltd., Class A	15,400	28,370
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	23,270
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	16,132
Shenzhen Airport Company, Ltd., Class A	12,200	11,543
Shenzhen Aisidi Company, Ltd., Class A	13,100	15,479
Shenzhen Desay Battery Technology Company, Class A	2,100	12,286
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	9,031
Shenzhen Gas Corp, Ltd., Class A	17,200	16,467
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	7,223
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	13,680
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	12,986
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,900	7,870
Shenzhen Microgate Technology Company, Ltd., Class A	14,600	15,136
Shenzhen MTC Company, Ltd., Class A (A)	26,800	12,275
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	29,833
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	12,003
Shenzhen Sunway Communication Company, Ltd., Class A	9,800	19,466
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	10,157
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	9,567
Shui On Land, Ltd.	390,961	39,747
Sichuan Development Lomon Company, Ltd., Class A (A)	12,700	19,787
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sichuan Hebang Biotechnology Company, Ltd., Class A	69,000	$31,140
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	35,391
Sichuan Road & Bridge Company, Ltd., Class A	26,700	38,367
Sihuan Pharmaceutical Holdings Group, Ltd.	343,000	32,939
Sinolink Securities Company, Ltd., Class A	14,300	15,327
Sinoma Science & Technology Company, Ltd., Class A	7,900	22,073
Sino-Ocean Group Holding, Ltd.	333,973	34,884
Sinopec Engineering Group Company, Ltd., H Shares	129,000	51,551
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	39,244
Sinopharm Group Company, Ltd., H Shares	138,800	277,015
Sinosoft Technology Group, Ltd. (A)	104,000	4,622
Sinotrans, Ltd., H Shares	242,000	60,895
Sinotruk Hong Kong, Ltd.	85,500	71,044
SOHO China, Ltd. (A)	247,000	39,254
SooChow Securities Company, Ltd., Class A	19,110	16,528
Southwest Securities Company, Ltd., Class A	28,700	14,788
Suning Universal Company, Ltd., Class A	15,000	6,498
Suning.com Company, Ltd., Class A (A)	26,300	6,451
Sunshine 100 China Holdings, Ltd. (A)(B)(C)	77,000	3,267
Suzhou Anjie Technology Company, Ltd., Class A	7,300	12,717
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	37,981
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A (A)	21,200	13,487
Tangshan Jidong Cement Company, Ltd., Class A	11,000	12,937
TangShan Port Group Company, Ltd., Class A	52,100	18,918
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	12,657
TBEA Company, Ltd., Class A	22,600	68,615
TCL Technology Group Corp., Class A	98,900	50,512
Ten Pao Group Holdings, Ltd.	80,000	13,218
Tencent Music Entertainment Group, ADR (A)	44,713	181,535
Tenwow International Holdings, Ltd. (A)(C)	121,000	4,393
The People's Insurance Company Group of China, Ltd., H Shares	514,000	148,916
Tian Di Science & Technology Company, Ltd., Class A	33,600	22,485
Tian Ge Interactive Holdings, Ltd. (B)	44,000	3,114
Tiande Chemical Holdings, Ltd.	24,000	7,072
Tiangong International Company, Ltd.	108,000	28,990
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	7,598
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	15,298
Tianli International Holdings, Ltd. (A)	150,000	27,316

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tianma Microelectronics Company, Ltd., Class A	10,200	$12,206
Tianneng Power International, Ltd.	78,000	67,931
Tianshui Huatian Technology Company, Ltd., Class A	25,200	28,680
Tianyun International Holdings, Ltd. (A)(C)	54,000	9,473
Titan Wind Energy Suzhou Company, Ltd., Class A	12,700	22,565
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	36,033
TongFu Microelectronics Company, Ltd., Class A (A)	7,500	15,860
Tongkun Group Company, Ltd., Class A	12,900	24,421
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	26,606
Topsec Technologies Group, Inc., Class A	7,000	9,048
Transfar Zhilian Company, Ltd., Class A	16,500	12,257
Trigiant Group, Ltd. (A)	158,000	6,970
Trip.com Group, Ltd. (A)	750	20,265
Trip.com Group, Ltd., ADR (A)	33,424	912,809
Uni-President China Holdings, Ltd.	120,000	100,549
Unisplendour Corp., Ltd., Class A	11,600	25,866
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	21,983
Valiant Company, Ltd., Class A	3,500	7,177
Victory Giant Technology Huizhou Company, Ltd., Class A	9,400	17,650
Vipshop Holdings, Ltd., ADR (A)	43,158	362,959
Viva Biotech Holdings (A)(B)	74,000	12,453
VNET Group, Inc., ADR (A)	7,345	40,398
Wangsu Science & Technology Company, Ltd., Class A	23,700	15,126
Wanxiang Qianchao Company, Ltd., Class A	23,700	16,382
Wasu Media Holding Company, Ltd., Class A	8,900	8,360
Weibo Corp., ADR (A)	2,144	36,662
Weichai Power Company, Ltd., H Shares	193,000	182,840
Weifu High-Technology Group Company, Ltd., Class A	4,400	10,682
Weiqiao Textile Company, H Shares	73,500	11,024
West China Cement, Ltd.	298,000	30,395
Western Securities Company, Ltd., Class A	28,800	23,614
Wingtech Technology Company, Ltd., Class A	6,200	41,374
Wisdom Education International Holdings Company, Ltd. (A)	122,000	2,279
Wolong Electric Group Company, Ltd., Class A	10,400	16,904
Wuchan Zhongda Group Company, Ltd., Class A	41,000	23,731
Wuhu Token Science Company, Ltd., Class A	20,000	16,855
WUS Printed Circuit Kunshan Company, Ltd., Class A	13,700	19,160
Wuxi Taiji Industry Company, Ltd., Class A	16,400	13,184
XCMG Construction Machinery Company, Ltd., Class A	26,000	16,401
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	62,500	41,010
Xiamen C & D, Inc., Class A	9,700	18,889
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xiamen Intretech, Inc., Class A	7,200	$18,963
Xiamen ITG Group Corp, Ltd., Class A	18,100	16,214
Xiamen Tungsten Company, Ltd., Class A	6,100	19,368
Xiamen Xiangyu Company, Ltd., Class A	17,400	20,397
Xianhe Company, Ltd., Class A	3,700	11,952
Xiaomi Corp., Class B (A)(B)	331,400	375,268
Xinfengming Group Company, Ltd., Class A	8,700	10,969
Xingda International Holdings, Ltd.	147,515	29,025
Xingfa Aluminium Holdings, Ltd.	29,000	29,421
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	32,358
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	54,201
Xinjiang Tianshan Cement Company, Ltd., Class A	15,900	19,885
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	7,598
Xinte Energy Company, Ltd., H Shares	19,600	41,245
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	16,865
Xinyangfeng Agricultural Technology Company, Ltd., Class A	5,900	10,766
Xinyu Iron & Steel Company, Ltd., Class A	24,700	13,342
Xuji Electric Company, Ltd., Class A	5,200	12,134
Yankuang Energy Group Company, Ltd., H Shares	42,000	151,649
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,300	28,982
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	33,400	17,804
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	7,651
Yintai Gold Company, Ltd., Class A	9,100	16,542
Yiren Digital, Ltd., ADR (A)	5,014	5,365
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	7,478
Youngor Group Company, Ltd., Class A	10,400	9,249
Youzu Interactive Company, Ltd., Class A (A)	15,500	16,291
YTO Express Group Company, Ltd., Class A	14,800	43,173
Yunda Holding Company, Ltd., Class A	10,700	23,579
Yunnan Aluminium Company, Ltd., Class A	30,700	39,697
Yunnan Baiyao Group Company, Ltd., Class A	6,160	45,405
Yunnan Copper Company, Ltd., Class A	10,000	13,799
Yunnan Tin Company, Ltd., Class A	5,500	9,526
Yutong Bus Company, Ltd., Class A	11,900	11,716
Zepp Health Corp., ADR	2,968	4,066
Zhaojin Mining Industry Company, Ltd., H Shares (A)	122,500	83,865
Zhefu Holding Group Company, Ltd., Class A	14,800	8,127
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	16,059
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	17,621
Zhejiang Chint Electrics Company, Ltd., Class A	11,000	41,235

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Dahua Technology Company, Ltd., Class A	24,000	$43,368
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	10,607
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	11,575
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	7,838
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	10,891
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	14,374
Zhejiang Juhua Company, Ltd., Class A	8,900	17,366
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	22,047
Zhejiang NHU Company, Ltd., Class A	14,400	44,989
Zhejiang Semir Garment Company, Ltd., Class A	15,300	10,292
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A (A)	22,500	16,803
Zhejiang Wanliyang Company, Ltd., Class A (A)	6,300	7,022
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	14,663
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	15,211
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	25,296
Zheshang Securities Company, Ltd., Class A	10,800	14,347
Zhong An Group, Ltd. (A)	409,000	10,936
Zhongji Innolight Company, Ltd., Class A	4,900	17,959
Zhongjin Gold Corp, Ltd., Class A	31,200	32,518
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	14,868
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	58,000	28,116
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	37,297
Zhuzhou CRRC Times Electric Company, Ltd.	29,100	121,806
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	25,263
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	11,900	11,466
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	31,415
ZTE Corp., H Shares	62,400	111,436
		44,066,217
Colombia - 0.1%
Bancolombia SA	387	2,611
Bancolombia SA, ADR	1,151	28,050
Cementos Argos SA	24,726	18,129
Grupo Argos SA	33,112	70,462
		119,252
Cyprus - 0.0%
ASBISc Enterprises PLC	3,999	11,553
Czech Republic - 0.1%
CEZ AS	895	30,680
Komercni banka AS	5,968	149,264
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic (continued)
Moneta Money Bank AS (B)	22,384	$62,993
		242,937
Greece - 0.3%
Alpha Services and Holdings SA (A)	115,077	90,338
Bank of Greece	667	10,249
Eurobank Ergasias Services and Holdings SA (A)	158,083	131,953
Fourlis Holdings SA	3,756	9,188
Hellenic Petroleum Holdings SA	4,654	28,384
Intracom Holdings SA (A)	7,112	10,764
LAMDA Development SA (A)	4,248	22,720
Motor Oil Hellas Corinth Refineries SA	3,190	50,398
Mytilineos SA	1,367	18,670
National Bank of Greece SA (A)	38,302	112,774
Piraeus Financial Holdings SA (A)	10,904	10,998
		496,436
Hong Kong - 4.3%
AAG Energy Holdings, Ltd. (B)	68,000	11,649
Ajisen China Holdings, Ltd.	147,000	13,307
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,012
Asian Citrus Holdings, Ltd. (A)	249,000	2,736
Beijing Energy International Holding Company, Ltd. (A)	814,000	21,003
Beijing Enterprises Holdings, Ltd.	58,500	163,950
Beijing Enterprises Water Group, Ltd.	532,000	122,004
Brilliance China Automotive Holdings, Ltd. (A)(C)	216,000	55,241
C C Land Holdings, Ltd.	125,126	30,195
C&D International Investment Group, Ltd.	16,479	42,014
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	42,686
China Aerospace International Holdings, Ltd.	190,000	8,777
China Aircraft Leasing Group Holdings, Ltd.	23,000	13,594
China Boton Group Company, Ltd. (A)	20,000	7,008
China Education Group Holdings, Ltd.	36,000	26,497
China Everbright Greentech, Ltd. (B)	114,000	21,694
China Everbright, Ltd.	76,000	43,749
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	5,379
China Foods, Ltd.	74,000	22,025
China Gas Holdings, Ltd.	254,000	303,798
China High Precision Automation Group, Ltd. (A)(C)	18,000	2,133
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	20,228
China Jinmao Holdings Group, Ltd.	500,000	101,705
China Longevity Group Company, Ltd. (A)(C)	93,000	4,869
China Lumena New Materials Corp. (A)(C)	50,900	0
China Merchants Land, Ltd. (A)	260,000	17,934
China Merchants Port Holdings Company, Ltd.	76,558	96,158
China New Town Development Company, Ltd. (A)	300,165	2,160
China Oil & Gas Group, Ltd. (A)	600,000	20,989
China Overseas Grand Oceans Group, Ltd.	205,920	75,911
China Overseas Land & Investment, Ltd.	361,000	939,150

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Cement Holdings, Ltd.	282,000	$130,252
China Resources Gas Group, Ltd.	86,000	272,675
China Resources Land, Ltd.	310,000	1,214,235
China South City Holdings, Ltd. (A)	498,000	25,516
China Taiping Insurance Holdings Company, Ltd.	168,000	140,820
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	116,893
China Travel International Investment Hong Kong, Ltd. (A)	314,000	54,951
China Vast Industrial Urban Development Company, Ltd. (B)	36,000	10,710
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	2,545
CIMC Enric Holdings, Ltd.	70,000	74,341
CITIC Resources Holdings, Ltd.	488,000	25,661
Concord New Energy Group, Ltd.	690,000	57,008
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	17,008
COSCO SHIPPING Ports, Ltd.	167,235	105,259
CSSC Hong Kong Shipping Company, Ltd.	116,000	17,192
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	15,702
Digital China Holdings, Ltd.	73,000	29,201
EVA Precision Industrial Holdings, Ltd.	96,000	15,586
Far East Horizon, Ltd.	183,000	123,372
GCL New Energy Holdings, Ltd. (A)	166,314	1,815
GCL Technology Holdings, Ltd. (A)	523,000	158,293
Geely Automobile Holdings, Ltd.	309,000	422,864
Gemdale Properties & Investment Corp., Ltd.	778,000	52,366
Glorious Property Holdings, Ltd. (A)	88,000	1,431
Glory Sun Financial Group, Ltd. (A)	612,000	1,316
Goldlion Holdings, Ltd.	36,000	5,413
Goldpac Group, Ltd.	46,000	8,176
Grand Pharmaceutical Group, Ltd.	86,000	36,985
Health & Happiness H&H International Holdings, Ltd.	24,500	22,960
Hi Sun Technology China, Ltd. (A)	240,000	26,589
Hopson Development Holdings, Ltd.	91,256	95,022
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	23,767
IMAX China Holding, Inc. (B)	7,000	4,986
Jinchuan Group International Resources Company, Ltd.	127,000	12,249
Joy City Property, Ltd. (A)	328,000	9,825
Ju Teng International Holdings, Ltd.	130,000	24,272
Kingboard Holdings, Ltd.	77,130	217,129
Kingboard Laminates Holdings, Ltd.	96,500	86,461
Kunlun Energy Company, Ltd.	380,000	273,496
Lee & Man Chemical Company, Ltd.	12,000	8,274
Lee & Man Paper Manufacturing, Ltd.	129,000	41,403
Lee's Pharmaceutical Holdings, Ltd.	54,000	11,373
Lifestyle China Group, Ltd. (A)	42,000	3,886
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	6,618
Min Xin Holdings, Ltd.	24,000	9,441
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Minmetals Land, Ltd.	118,000	7,076
New World Department Store China, Ltd. (A)	34,000	3,106
Nine Dragons Paper Holdings, Ltd.	185,000	114,784
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	4,918
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
PAX Global Technology, Ltd.	84,000	$63,573
Poly Property Group Company, Ltd.	162,126	28,729
Pou Sheng International Holdings, Ltd.	223,000	14,076
Prinx Chengshan Holdings, Ltd.	18,000	14,896
Shandong Hi-Speed New Energy Group, Ltd. (A)	600,000	4,040
Shanghai Industrial Holdings, Ltd.	37,000	40,044
Shanghai Industrial Urban Development Group, Ltd.	359,400	27,461
Shenzhen International Holdings, Ltd.	135,199	103,060
Shenzhen Investment, Ltd.	373,271	56,546
Shimao Group Holdings, Ltd. (A)(C)	150,000	76,016
Shoucheng Holdings, Ltd.	128,000	19,279
Shougang Fushan Resources Group, Ltd.	236,565	68,559
Silver Grant International Holdings Group, Ltd. (A)	160,000	8,507
Sinofert Holdings, Ltd. (A)	300,000	33,508
Sinopec Kantons Holdings, Ltd.	124,000	34,207
Skyworth Group, Ltd.	175,190	69,882
SSY Group, Ltd.	138,000	57,719
Sun Art Retail Group, Ltd.	171,500	36,565
Symphony Holdings, Ltd.	20,000	2,395
TCL Electronics Holdings, Ltd. (A)	114,600	39,845
The Wharf Holdings, Ltd.	99,000	316,603
Tian An China Investment Company, Ltd.	54,000	26,195
Tianjin Port Development Holdings, Ltd.	478,000	30,174
Tomson Group, Ltd.	45,714	8,750
Tongda Group Holdings, Ltd. (A)	885,000	10,670
Truly International Holdings, Ltd.	136,000	21,003
United Energy Group, Ltd.	542,000	61,856
Vinda International Holdings, Ltd.	39,000	91,658
Wasion Holdings, Ltd.	90,000	22,715
Yuexiu Property Company, Ltd.	165,908	199,914
		7,979,221
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	43,193	239,882
OTP Bank NYRT	2,922	53,306
		293,188
India - 17.3%
ACC, Ltd.	5,847	173,136
Adani Enterprises, Ltd.	2,169	91,125
Adani Green Energy, Ltd. (A)	3,790	103,964
Adani Total Gas, Ltd.	1,936	78,595
Adani Transmission, Ltd. (A)	9,644	386,845
Aditya Birla Capital, Ltd. (A)	55,560	75,625
Alembic Pharmaceuticals, Ltd.	4,559	33,668
Allcargo Logistics, Ltd.	8,212	41,198
Amara Raja Batteries, Ltd.	4,664	28,049
Ambuja Cements, Ltd.	55,925	352,816
Andhra Sugars, Ltd.	6,880	11,725
Apar Industries, Ltd.	1,121	17,730
Apollo Tyres, Ltd.	28,578	97,398
Arvind, Ltd. (A)	12,009	13,947
Ashoka Buildcon, Ltd. (A)	22,051	21,098
Aster DM Healthcare, Ltd. (A)(B)	8,448	25,899
Astra Microwave Products, Ltd.	3,553	13,103
Aurobindo Pharma, Ltd.	32,368	201,740
Axis Bank, Ltd.	188,618	1,692,957
Axis Bank, Ltd., GDR	310	13,830
Bajaj Consumer Care, Ltd.	6,744	12,863
Bajaj Holdings & Investment, Ltd.	2,773	220,650
Balmer Lawrie & Company, Ltd.	11,041	15,217
Balrampur Chini Mills, Ltd.	17,968	76,549
Bandhan Bank, Ltd. (A)(B)	32,073	104,107

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bank of Baroda	88,922	$143,706
Bank of India	19,819	11,646
Bharat Dynamics, Ltd.	1,195	12,729
Bharat Electronics, Ltd.	179,424	221,807
Bharat Heavy Electricals, Ltd.	72,839	53,249
Birla Corp., Ltd.	2,709	31,604
Birlasoft, Ltd.	4,416	15,164
Bombay Burmah Trading Company	1,557	17,476
BSE, Ltd.	2,172	16,044
Can Fin Homes, Ltd.	2,623	15,435
Canara Bank	30,693	85,864
Ceat, Ltd.	2,623	50,456
Century Enka, Ltd.	1,383	8,001
Century Textiles & Industries, Ltd.	2,062	20,375
Chambal Fertilizers & Chemicals, Ltd.	19,376	75,520
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	5,734
Cholamandalam Financial Holdings, Ltd.	7,288	58,010
Cipla, Ltd.	35,701	484,570
City Union Bank, Ltd.	27,005	57,239
Cochin Shipyard, Ltd. (B)	2,163	11,615
Container Corp. of India, Ltd.	14,589	127,225
Cosmo First, Ltd.	1,579	16,866
CreditAccess Grameen, Ltd. (A)	1,190	14,380
CSB Bank, Ltd. (A)	2,395	6,526
Cyient, Ltd.	5,147	49,885
Dalmia Bharat, Ltd.	4,419	86,527
DB Corp., Ltd.	6,129	9,200
DCB Bank, Ltd.	23,624	29,615
DCM Shriram, Ltd.	3,740	46,183
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,609	27,835
Delta Corp., Ltd.	4,521	10,960
Dhampur Bio Organics, Ltd. (A)	2,503	4,631
Dhampur Sugar Mills, Ltd.	2,503	6,580
Dilip Buildcon, Ltd. (B)	1,316	3,524
Dish TV India, Ltd. (A)	48,852	10,865
Dishman Carbogen Amcis, Ltd. (A)	5,361	6,289
DLF, Ltd.	40,228	174,824
Edelweiss Financial Services, Ltd.	46,814	35,069
EID Parry India, Ltd.	12,265	89,597
Electrosteel Castings, Ltd.	35,427	15,803
Engineers India, Ltd.	11,471	8,986
EPL, Ltd.	5,477	11,741
Equitas Small Finance Bank, Ltd. (A)(B)	13,945	8,417
Exide Industries, Ltd.	26,285	50,264
FDC, Ltd. (A)	2,601	8,317
Federal Bank, Ltd.	191,615	278,667
Filatex India, Ltd.	12,883	15,762
Finolex Cables, Ltd.	3,327	19,107
Finolex Industries, Ltd.	25,360	42,441
Firstsource Solutions, Ltd.	16,189	20,597
Fortis Healthcare, Ltd. (A)	10,064	32,617
Gabriel India, Ltd.	6,164	11,647
GAIL India, Ltd.	287,002	305,368
General Insurance Corp. of India (B)	8,025	12,088
GHCL, Ltd.	6,390	50,530
Glenmark Pharmaceuticals, Ltd.	13,855	66,095
Godawari Power & Ispat, Ltd.	4,899	16,579
Godfrey Phillips India, Ltd.	603	8,484
Godrej Industries, Ltd. (A)	2,755	14,851
Granules India, Ltd.	18,738	79,353
Graphite India, Ltd.	3,611	15,817
Grasim Industries, Ltd.	23,906	489,557
Gujarat Alkalies & Chemicals, Ltd.	3,130	32,256
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Gujarat Ambuja Exports, Ltd.	10,728	$36,614
Gujarat Fluorochemicals, Ltd.	2,910	140,396
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	80,186
Gujarat Pipavav Port, Ltd.	15,449	16,421
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	11,091
Gujarat State Petronet, Ltd.	26,721	75,544
Hathway Cable & Datacom, Ltd. (A)	35,580	7,029
HDFC Bank, Ltd.	10,301	178,558
HEG, Ltd.	765	9,851
Hero MotoCorp, Ltd.	6,888	214,472
HIL, Ltd.	308	10,641
Himadri Speciality Chemical, Ltd.	24,869	30,130
Hindalco Industries, Ltd.	148,861	708,065
Hinduja Global Solutions, Ltd.	418	6,480
Hindustan Aeronautics, Ltd.	1,878	53,901
Housing Development Finance Corp., Ltd.	47,932	1,337,777
ICICI Bank, Ltd.	196,478	2,074,360
ICICI Bank, Ltd., ADR	3,737	78,365
IDFC First Bank, Ltd. (A)	171,714	104,576
IDFC, Ltd.	92,305	75,076
IIFL Finance, Ltd.	2,568	11,038
IIFL Securities, Ltd.	28,932	23,361
Indiabulls Housing Finance, Ltd. (A)	33,338	48,123
Indiabulls Real Estate, Ltd. (A)	28,092	26,622
Indian Bank	13,953	33,316
Indian Overseas Bank (A)	71,034	15,112
Indian Railway Finance Corp., Ltd. (B)	56,808	14,792
Indo Count Industries, Ltd.	3,259	5,391
Indus Towers, Ltd.	47,035	113,566
IndusInd Bank, Ltd.	26,682	386,511
Infibeam Avenues, Ltd.	35,348	6,375
Info Edge India, Ltd.	2,173	102,193
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	5,531
IRCON International, Ltd. (B)	17,211	8,298
Jagran Prakashan, Ltd.	12,700	10,102
Jindal Poly Films, Ltd.	1,066	11,717
Jindal Saw, Ltd.	29,627	29,713
Jindal Stainless Hisar, Ltd. (A)	4,742	14,135
Jindal Stainless, Ltd. (A)	11,232	17,193
Jindal Steel & Power, Ltd.	52,794	274,771
JK Lakshmi Cement, Ltd.	2,089	14,902
JK Paper, Ltd.	7,330	33,676
JK Tyre & Industries, Ltd.	8,887	18,006
JM Financial, Ltd.	33,116	30,392
JSW Energy, Ltd.	30,082	109,969
JSW Steel, Ltd.	79,922	615,279
Jubilant Pharmova, Ltd.	11,603	47,906
Jyothy Labs, Ltd.	5,194	11,966
Kalpataru Power Transmission, Ltd.	9,196	46,850
Kalyani Steels, Ltd.	2,643	9,815
Kaveri Seed Company, Ltd.	1,661	8,826
KEC International, Ltd.	3,954	21,825
Kiri Industries, Ltd. (A)	2,637	16,230
Kirloskar Ferrous Industries, Ltd.	4,164	13,567
Kirloskar Oil Engines, Ltd.	3,612	10,703
KNR Constructions, Ltd.	5,559	15,584
Kolte-Patil Developers, Ltd.	3,028	12,634
KPIT Technologies, Ltd.	3,011	24,168
KPR Mill, Ltd.	10,594	69,401
KRBL, Ltd.	2,618	11,740
L&T Finance Holdings, Ltd.	74,021	67,589

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Larsen & Toubro, Ltd.	52,252	$1,178,519
LG Balakrishnan & Bros, Ltd.	1,757	16,520
LIC Housing Finance, Ltd.	39,247	198,360
LT Foods, Ltd.	11,217	15,819
Lupin, Ltd.	23,401	194,401
Maharashtra Seamless, Ltd.	4,212	40,083
Mahindra & Mahindra Financial Services, Ltd.	48,327	109,109
Mahindra & Mahindra, Ltd.	70,868	1,096,286
Mahindra CIE Automotive, Ltd.	17,673	59,071
Mahindra Lifespace Developers, Ltd.	10,389	59,303
Maithan Alloys, Ltd.	902	10,625
Manappuram Finance, Ltd.	27,778	33,057
Marksans Pharma, Ltd.	15,357	8,763
MAS Financial Services, Ltd. (B)	1,978	17,980
Mazagon Dock Shipbuilders, Ltd.	1,867	11,245
Meghmani Organics, Ltd.	9,521	13,919
Mishra Dhatu Nigam, Ltd. (B)	4,126	10,312
MOIL, Ltd.	12,580	22,830
Motilal Oswal Financial Services, Ltd.	1,239	10,927
MRF, Ltd.	176	176,109
Muthoot Finance, Ltd.	2,299	29,223
National Aluminium Company, Ltd.	84,797	73,781
Nava, Ltd.	8,719	19,759
Navneet Education, Ltd.	6,921	11,209
NCC, Ltd.	25,675	22,454
NESCO, Ltd.	1,859	12,895
NIIT, Ltd.	6,437	24,699
Nilkamal, Ltd.	695	17,577
NMDC, Ltd.	47,542	73,986
NOCIL, Ltd.	7,663	23,659
Oberoi Realty, Ltd.	9,314	103,921
Omaxe, Ltd. (A)	5,567	6,392
Orient Cement, Ltd.	11,282	17,860
PC Jeweller, Ltd. (A)	10,118	10,282
PCBL, Ltd.	15,470	24,242
Persistent Systems, Ltd.	938	37,009
Petronet LNG, Ltd.	68,687	168,029
Piramal Enterprises, Ltd.	7,847	82,964
Piramal Pharma, Ltd. (A)(C)	31,388	84,059
PNB Housing Finance, Ltd. (A)(B)	3,409	16,296
PNC Infratech, Ltd.	5,394	17,464
Polyplex Corp., Ltd.	2,563	61,824
Power Finance Corp., Ltd.	90,707	116,027
Prestige Estates Projects, Ltd.	20,468	112,454
Pricol, Ltd. (A)	6,161	14,270
PTC India, Ltd.	31,315	29,441
Punjab National Bank	97,317	43,498
Quess Corp., Ltd. (B)	1,882	14,744
Rain Industries, Ltd.	22,684	45,520
Rajesh Exports, Ltd.	8,931	63,360
Rallis India, Ltd.	6,940	17,886
Ramco Industries, Ltd.	4,270	9,775
Ramkrishna Forgings, Ltd.	5,365	12,952
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	11,761
Raymond, Ltd.	2,380	29,706
RBL Bank, Ltd. (A)(B)	21,550	29,868
REC, Ltd.	118,880	136,760
Redington, Ltd.	76,545	130,264
Reliance Industries, Ltd.	21,228	615,666
Reliance Industries, Ltd., GDR (B)	87,194	5,059,184
Reliance Power, Ltd. (A)	176,129	35,148
Repco Home Finance, Ltd.	7,034	19,710
RITES, Ltd.	3,302	13,157
RPSG Ventures, Ltd. (A)	849	5,242
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sagar Cements, Ltd.	2,218	$5,322
Sangam India, Ltd.	1,995	6,790
Sarda Energy & Minerals, Ltd.	297	3,136
Sharda Cropchem, Ltd.	2,311	12,525
Shilpa Medicare, Ltd.	3,711	17,359
Shipping Corp. of India, Ltd.	14,077	19,656
Shriram City Union Finance, Ltd.	2,480	52,864
Shriram Transport Finance Company, Ltd.	15,498	225,577
Siyaram Silk Mills, Ltd.	1,656	8,788
Sobha, Ltd.	4,273	33,701
State Bank of India	114,368	741,980
State Bank of India, GDR	2,534	163,124
Steel Authority of India, Ltd.	106,244	99,479
Strides Pharma Science, Ltd. (A)	2,675	10,802
Sun Pharmaceutical Industries, Ltd.	54,244	630,147
Sun TV Network, Ltd.	7,964	49,642
Sundaram Finance, Ltd.	1,056	29,250
Sundaram-Clayton, Ltd.	444	25,075
Sunteck Realty, Ltd.	1,942	9,920
Sutlej Textiles & Industries, Ltd.	9,372	7,714
Tata Chemicals, Ltd.	12,388	166,426
Tata Coffee, Ltd.	3,872	10,645
Tata Consumer Products, Ltd.	31,789	312,930
Tata Motors, Ltd. (A)	151,824	748,284
Tata Steel, Ltd.	583,100	706,090
Techno Electric & Engineering Company, Ltd.	7,028	22,789
The Great Eastern Shipping Company, Ltd.	12,279	80,078
The India Cements, Ltd.	20,619	67,950
The Jammu & Kashmir Bank, Ltd. (A)	20,576	7,068
The Karnataka Bank, Ltd.	33,585	32,144
The Karur Vysya Bank, Ltd.	52,341	51,841
The Ramco Cements, Ltd.	6,862	63,229
The South Indian Bank, Ltd. (A)	134,442	15,706
Thirumalai Chemicals, Ltd.	3,185	8,310
Time Technoplast, Ltd.	13,461	17,449
Transport Corp. of India, Ltd.	3,182	29,706
Trident, Ltd.	32,682	14,558
Triveni Engineering & Industries, Ltd.	5,573	17,309
TV Today Network, Ltd.	1,470	4,996
TV18 Broadcast, Ltd. (A)	57,635	26,558
Uflex, Ltd.	5,261	46,849
Unichem Laboratories, Ltd.	4,453	21,244
Union Bank of India, Ltd.	37,368	20,396
UPL, Ltd.	42,377	348,213
Usha Martin, Ltd.	9,317	13,833
UTI Asset Management Company, Ltd.	1,155	10,199
VA Tech Wabag, Ltd. (A)	3,621	11,274
Vardhman Textiles, Ltd.	16,115	66,120
Varroc Engineering, Ltd. (A)(B)	2,965	11,957
Vedanta, Ltd.	43,705	143,715
Vodafone Idea, Ltd. (A)	275,824	29,758
Voltamp Transformers, Ltd.	332	10,606
Welspun Corp., Ltd.	14,025	45,147
Welspun Enterprises, Ltd.	9,451	14,745
Welspun India, Ltd.	27,184	24,471
West Coast Paper Mills, Ltd.	3,023	18,341
Wipro, Ltd.	91,275	438,475
Wockhardt, Ltd. (A)	5,480	16,256
Yes Bank, Ltd. (A)	49,153	9,430
Yes Bank, Ltd., Lock-In Shares (A)(D)	147,461	26,743
Zee Entertainment Enterprises, Ltd.	63,894	201,920
Zee Media Corp., Ltd. (A)	54,429	10,849

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Zensar Technologies, Ltd.	8,726	$22,559
Zydus Lifesciences, Ltd.	16,113	76,394
Zydus Wellnes, Ltd.	386	7,679
		32,283,729
Indonesia - 2.2%
Ace Hardware Indonesia Tbk PT	539,700	21,579
Adaro Energy Indonesia Tbk PT	1,626,200	419,367
Adhi Karya Persero Tbk PT (A)	235,600	11,034
Alam Sutera Realty Tbk PT (A)	1,741,800	19,244
Aneka Tambang Tbk	468,100	59,313
Astra Agro Lestari Tbk PT	49,555	26,795
Astra International Tbk PT	1,214,400	525,531
Bakrie Telecom Tbk PT (A)(C)	17,557,300	28,825
Bank Capital Indonesia Tbk PT (A)	638,900	4,820
Bank Mandiri Persero Tbk PT	848,740	521,161
Bank Negara Indonesia Persero Tbk PT	461,581	269,978
Bank Pan Indonesia Tbk PT	545,697	76,186
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	26,993
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	29,150
Bank Tabungan Negara Persero Tbk PT	376,361	36,534
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	8,682
BISI International Tbk PT	290,800	23,653
Blue Bird Tbk PT	5,500	488
Buana Lintas Lautan Tbk PT (A)	1,186,800	12,220
Bukit Asam Tbk PT	380,100	103,517
Bumi Serpong Damai Tbk PT (A)	499,400	29,629
Ciputra Development Tbk PT	1,127,244	70,247
Delta Dunia Makmur Tbk PT (A)	610,700	15,051
Elnusa Tbk PT	742,600	15,018
Erajaya Swasembada Tbk PT	1,113,500	30,130
Gudang Garam Tbk PT	32,400	48,764
Indah Kiat Pulp & Paper Tbk PT	279,700	165,253
Indika Energy Tbk PT	225,300	44,114
Indo Tambangraya Megah Tbk PT	34,600	93,479
Indocement Tunggal Prakarsa Tbk PT	110,800	68,914
Indofood Sukses Makmur Tbk PT	445,800	176,145
Japfa Comfeed Indonesia Tbk PT	499,770	49,599
Jaya Real Property Tbk PT	215,500	6,539
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	24,109
Krakatau Steel Persero Tbk PT (A)	733,900	18,911
Link Net Tbk PT (A)	58,200	14,672
Lippo Karawaci Tbk PT (A)	4,020,148	26,329
Malindo Feedmill Tbk PT (A)	128,500	5,095
Medco Energi Internasional Tbk PT	877,026	52,725
Media Nusantara Citra Tbk PT (A)	718,600	39,039
MNC Vision Networks Tbk PT (A)	614,600	3,417
Multipolar Tbk PT (A)	1,981,400	17,016
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	48,848
Panin Financial Tbk PT	949,400	30,507
Paninvest Tbk PT (A)	116,800	10,064
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	22,507
PP Persero Tbk PT (A)	292,600	16,911
Puradelta Lestari Tbk PT	1,584,700	17,892
Ramayana Lestari Sentosa Tbk PT	463,200	16,830
Salim Ivomas Pratama Tbk PT	670,100	18,101
Semen Indonesia Persero Tbk PT	259,300	126,804
Siloam International Hospitals Tbk PT	295,200	19,951
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	12,089
Summarecon Agung Tbk PT	627,000	24,446
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Timah Tbk PT	210,500	18,399
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	$0
Tunas Baru Lampung Tbk PT	484,800	23,540
United Tractors Tbk PT	169,300	363,512
Vale Indonesia Tbk PT (A)	188,500	78,577
Waskita Karya Persero Tbk PT (A)	596,656	19,739
Wijaya Karya Persero Tbk PT (A)	349,400	21,095
XL Axiata Tbk PT	403,300	64,872
		4,193,949
Malaysia - 1.8%
Aeon Company M BHD	28,600	8,417
AFFIN Bank BHD	98,842	42,273
Alliance Bank Malaysia BHD	102,300	77,716
AMMB Holdings BHD	158,262	132,477
Bank Islam Malaysia BHD	49,400	27,332
Batu Kawan BHD	3,100	13,313
Berjaya Assets BHD (A)	77,400	4,760
Berjaya Corp. BHD (A)	439,496	22,219
Berjaya Land BHD (A)	244,400	13,633
Boustead Holdings BHD (A)	116,088	14,190
Bumi Armada BHD (A)	163,800	13,535
Cahya Mata Sarawak BHD	52,100	9,163
CIMB Group Holdings BHD	481,076	530,434
Cypark Resources BHD (A)	54,200	4,910
Dayang Enterprise Holdings BHD	83,900	19,953
DRB-Hicom BHD	93,400	26,219
Eco World Development Group BHD	84,300	11,034
Ekovest BHD (A)	146,600	10,237
FGV Holdings BHD	33,400	10,132
Gamuda BHD	117,150	99,053
Genting BHD	138,000	132,799
Genting Malaysia BHD	122,200	73,228
Genting Plantations BHD	22,400	27,672
Hartalega Holdings BHD	82,100	29,277
Hengyuan Refining Company BHD	28,800	25,473
Hiap Teck Venture BHD	118,300	5,313
Hibiscus Petroleum BHD	171,900	31,100
Hong Leong Financial Group BHD	23,399	92,823
IJM Corp. BHD	211,160	75,783
Insas BHD	88,369	14,453
IOI Properties Group BHD	72,700	14,610
JAKS Resources BHD (A)	177,060	9,466
Jaya Tiasa Holdings BHD	58,826	6,048
Keck Seng Malaysia BHD	11,300	8,269
KNM Group BHD (A)	571,500	12,346
Kossan Rubber Industries BHD	48,500	11,275
Land & General BHD	437,820	9,095
Lotte Chemical Titan Holding BHD (B)	30,231	8,727
Magnum BHD	110,314	33,694
Mah Sing Group BHD	192,300	20,274
Malayan Banking BHD	286,346	528,846
Malaysia Airports Holdings BHD (A)	36,700	44,176
Malaysia Building Society BHD	190,704	23,563
Malaysian Resources Corp. BHD	207,000	13,351
Matrix Concepts Holdings BHD	26,100	8,091
MBM Resources BHD	11,400	8,007
Mega First Corp. BHD	12,600	8,945
MISC BHD	91,800	133,516
MKH BHD	49,230	12,174
MNRB Holdings BHD	36,891	7,454
Muhibbah Engineering M BHD (A)	103,950	9,225
Oriental Holdings BHD	35,720	49,806
OSK Holdings BHD	111,397	20,737
Pos Malaysia BHD (A)	30,900	4,094
PPB Group BHD	30,500	105,759

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
RHB Bank BHD	139,703	$166,919
Sapura Energy BHD (A)	1,155,500	9,910
Sarawak Oil Palms BHD	11,700	5,510
Sime Darby BHD	287,200	132,082
Sime Darby Property BHD	271,300	26,248
SP Setia BHD Group	173,900	21,484
Sunway BHD	140,407	47,446
Supermax Corp. BHD	40,500	5,875
Tan Chong Motor Holdings BHD	6,300	1,552
Top Glove Corp. BHD	237,900	31,894
Tropicana Corp. BHD (A)	161,380	42,286
UEM Edgenta BHD	32,900	8,155
UEM Sunrise BHD (A)	372,300	20,821
UMW Holdings BHD	48,800	31,385
United Malacca BHD	11,900	13,742
UOA Development BHD	124,700	43,711
Velesto Energy BHD (A)	428,800	10,542
WCT Holdings BHD	194,483	17,172
Yinson Holdings BHD	74,200	34,276
YNH Property BHD (A)	6,819	5,951
YTL Corp. BHD	374,937	46,735
		3,434,165
Mexico - 2.4%
Alfa SAB de CV, Class A	370,181	235,275
Alpek SAB de CV	31,500	41,010
Arca Continental SAB de CV	25,987	187,114
Banco del Bajio SA (B)	68,070	172,342
Cemex SAB de CV, Series CPO (A)	730,985	252,621
Coca-Cola Femsa SAB de CV	23,422	136,488
Consorcio ARA SAB de CV	25,993	4,117
Corp. Actinver SAB de CV	16,024	9,810
El Puerto de Liverpool SAB de CV, Series C1	11,379	49,738
Fomento Economico Mexicano SAB de CV	34,280	215,013
GCC SAB de CV	14,906	88,350
Genomma Lab Internacional SAB de CV, Class B	28,340	19,560
Gentera SAB de CV	85,192	73,265
Grupo Carso SAB de CV, Series A1	20,578	75,785
Grupo Comercial Chedraui SA de CV	24,906	73,780
Grupo Financiero Banorte SAB de CV, Series O	111,883	716,702
Grupo Financiero Inbursa SAB de CV, Series O (A)	109,971	174,571
Grupo KUO SAB de CV, Series B	42,698	95,363
Grupo Mexico SAB de CV, Series B	173,053	584,477
Grupo Pochteca SAB de CV (A)	9,600	4,109
Grupo Sanborns SAB de CV (A)	95,919	112,877
Grupo Televisa SAB, Series CPO	187,801	202,632
Industrias Bachoco SAB de CV, Series B	14,121	55,111
Industrias CH SAB de CV, Series B (A)	18,800	219,323
Industrias Penoles SAB de CV	8,071	77,999
La Comer SAB de CV	16,584	29,389
Megacable Holdings SAB de CV, Series CPO	40,664	81,916
Minera Frisco SAB de CV, Series A1 (A)	168,003	19,854
Nemak SAB de CV (A)(B)	159,261	34,795
Orbia Advance Corp. SAB de CV	73,770	124,174
Organizacion Cultiba SAB de CV (A)	17,095	9,125
Organizacion Soriana SAB de CV, Series B	190,849	248,280
Promotora y Operadora de Infraestructura SAB de CV	13,125	89,290
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	$13,569
Unifin Financiera SAB de CV (A)	32,326	3,066
Vista Energy SAB de CV, ADR (A)	1,887	17,776
Vitro SAB de CV, Series A (A)	6,357	5,836
		4,554,502
Panama - 0.0%
BAC Holding International Corp. (A)	76,550	3,122
Philippines - 0.8%
ACEN Corp.	30,450	2,898
Alliance Global Group, Inc.	232,800	32,637
Ayala Corp.	10,150	106,053
Ayala Land, Inc.	44,200	17,160
Bank of the Philippine Islands	74,260	113,108
BDO Unibank, Inc.	110,627	209,594
China Banking Corp.	75,528	32,643
Cosco Capital, Inc.	388,900	26,087
DMCI Holdings, Inc.	207,300	34,827
East West Banking Corp.	74,300	7,646
EEI Corp. (A)	43,000	2,422
Filinvest Development Corp.	119,475	13,945
Filinvest Land, Inc.	937,500	12,154
First Philippine Holdings Corp.	29,660	31,074
Global Ferronickel Holdings, Inc.	283,424	11,194
GT Capital Holdings, Inc.	4,619	32,683
JG Summit Holdings, Inc.	157,922	112,904
LT Group, Inc.	159,800	22,464
Megaworld Corp.	839,700	29,118
Metropolitan Bank & Trust Company	130,973	108,021
Petron Corp. (A)	289,400	12,569
Philex Mining Corp.	161,300	6,830
Philippine National Bank (A)	65,310	18,695
Philtown Properties, Inc. (A)(C)	3,844	101
Phoenix Petroleum Philippines, Inc. (A)	22,200	3,407
PNB Holdings Corp. (A)(C)	10,246	56
Premium Leisure Corp.	815,000	6,041
Puregold Price Club, Inc.	51,100	24,604
RFM Corp.	133,500	8,762
Rizal Commercial Banking Corp.	62,703	22,827
Robinsons Land Corp.	214,668	60,140
Robinsons Retail Holdings, Inc.	16,680	15,551
San Miguel Corp.	46,220	77,171
Security Bank Corp.	27,730	38,229
Top Frontier Investment Holdings, Inc. (A)	18,024	29,831
Union Bank of the Philippines	69,628	97,191
Vista Land & Lifescapes, Inc.	569,000	15,588
		1,396,225
Poland - 0.5%
Alior Bank SA (A)	7,988	36,919
Asseco Poland SA	1,686	23,471
Bank Millennium SA (A)	32,073	21,367
Bank Polska Kasa Opieki SA	2,968	36,046
Ciech SA (A)	2,826	18,042
Cyfrowy Polsat SA	12,426	39,960
Develia SA	22,340	8,685
Enea SA (A)	19,073	23,698
Grupa Azoty SA (A)	4,728	31,979
Jastrzebska Spolka Weglowa SA (A)	3,425	22,649
KGHM Polska Miedz SA	8,442	147,428
Lubelski Wegiel Bogdanka SA	2,164	13,941
mBank SA (A)	914	36,655
PGE Polska Grupa Energetyczna SA (A)	66,331	83,445
PKP Cargo SA (A)	5,709	12,329

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Polski Koncern Naftowy ORLEN SA	35,885	$385,222
Santander Bank Polska SA	608	23,975
Stalexport Autostrady SA	15,820	8,198
Tauron Polska Energia SA (A)	90,488	36,818
		1,010,827
Qatar - 1.0%
Aamal Company	210,501	55,695
Al Khaleej Takaful Group QSC	11,244	9,968
Alijarah Holding Company QPSC (A)	77,548	17,667
Baladna	72,138	32,747
Barwa Real Estate Company	175,600	164,915
Commercial Bank PSQC	159,025	306,154
Doha Bank QPSC	139,323	88,771
Doha Insurance Company QSC	25,407	14,462
Gulf International Services QSC (A)	102,379	52,314
Gulf Warehousing Company	19,525	23,506
Lesha Bank LLC (A)	29,729	9,891
Mannai Corp. QSC	5,422	11,040
Masraf Al Rayan QSC	155,822	175,238
Medicare Group	9,515	17,978
Mesaieed Petrochemical Holding Company	223,749	143,178
Ooredoo QPSC	80,019	195,010
Qatar Aluminum Manufacturing Company	18,852	8,499
Qatar Fuel QSC	33,540	172,492
Qatar Gas Transport Company, Ltd.	10,286	11,538
Qatar Insurance Company SAQ	100,863	65,166
Qatar National Cement Company QSC	23,781	30,017
Qatar Navigation QSC	41,293	114,581
Salam International Investment, Ltd., QSC (A)	94,802	21,217
United Development Company QSC	177,150	69,340
Vodafone Qatar QSC	145,471	61,564
		1,872,948
Russia - 0.0%
Gazprom PJSC, ADR (A)(C)	196,506	42,838
LUKOIL PJSC, ADR (C)	16,379	32,791
Rosneft Oil Company PJSC, GDR (C)	1,686	226
RusHydro PJSC, ADR (A)(C)	52,278	1,830
VTB Bank PJSC, GDR (A)(C)	86,297	1,381
		79,066
Saudi Arabia - 4.0%
Al Babtain Power & Telecommunication Company	2,665	15,726
Al Jouf Cement Company (A)	5,694	17,003
Al Khaleej Training and Education Company (A)	2,292	8,784
AlAbdullatif Industrial Investment Company (A)	1,743	8,000
Al-Etihad Cooperative Insurance Company (A)	3,674	13,426
AlJazira Takaful Ta'awuni Company (A)	2,192	9,258
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,628	5,855
Arab National Bank	43,307	352,277
Arabian Cement Company	4,196	39,631
Arriyadh Development Company	5,359	28,989
Bank Al-Jazira	34,800	207,024
Banque Saudi Fransi	34,632	382,580
City Cement Company	6,807	38,296
Dar Al Arkan Real Estate Development Company (A)	49,101	206,871
Dur Hospitality Company (A)	5,874	32,265
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Eastern Province Cement Company	3,671	$43,513
Electrical Industries Company	3,438	23,373
Emaar Economic City (A)	21,759	56,559
Etihad Etisalat Company	42,915	404,434
Gulf Insurance Group	2,090	13,360
Hail Cement Company	4,570	15,264
Jazan Energy and Development Company (A)	2,068	7,332
L'Azurde Company for Jewelry	2,204	8,627
Methanol Chemicals Company (A)	2,886	24,583
Middle East Healthcare Company (A)	1,909	13,682
Mobile Telecommunications Company Saudi Arabia (A)	47,765	144,454
Najran Cement Company	7,837	26,262
National Gypsum	3,667	24,825
National Industrialization Company (A)	27,624	98,653
Northern Region Cement Company	10,351	30,718
Riyad Bank	34,545	289,993
Sahara International Petrochemical Company	31,147	340,583
Saudi Basic Industries Corp.	66,973	1,567,293
Saudi Ceramic Company	4,758	48,976
Saudi Chemical Company Holding	3,283	26,230
Saudi Industrial Investment Group	18,489	111,183
Saudi Industrial Services Company	2,229	12,566
Saudi Kayan Petrochemical Company (A)	89,494	321,698
Saudi Marketing Company (A)	2,495	15,473
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,823	19,452
Saudi Printing & Packaging Company (A)	2,723	11,838
Saudi Public Transport Company (A)	7,349	29,382
Saudi Reinsurance Company (A)	5,052	21,572
Seera Group Holding (A)	16,962	86,200
Sinad Holding Company (A)	4,643	16,535
Tabuk Cement Company	4,675	19,408
The National Company for Glass Industries	1,192	12,062
The Saudi British Bank	56,303	582,195
The Saudi Investment Bank	34,265	154,714
The Saudi National Bank	72,308	1,206,494
The Savola Group	10,299	77,102
Umm Al-Qura Cement Company	2,316	12,624
United International Transportation Company	1,897	22,150
Walaa Cooperative Insurance Company (A)	2,461	9,659
Yamama Cement Company (A)	11,422	86,891
Yanbu Cement Company	4,229	41,756
Yanbu National Petrochemical Company	9,287	113,131
		7,558,784
Singapore - 0.1%
BOC Aviation, Ltd. (B)	3,200	22,622
JOYY, Inc., ADR	4,220	109,720
		132,342
South Africa - 3.4%
Absa Group, Ltd.	63,391	615,779
AECI, Ltd.	11,686	55,708
African Rainbow Minerals, Ltd.	10,677	143,581
Alexander Forbes Group Holdings, Ltd.	43,311	11,180
Alviva Holdings, Ltd.	22,754	29,075
AngloGold Ashanti, Ltd.	3,511	47,963
AngloGold Ashanti, Ltd., ADR	16,542	228,610
Aspen Pharmacare Holdings, Ltd.	20,940	154,760

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Astral Foods, Ltd.	4,628	$49,295
Balwin Properties, Ltd.	6,271	905
Barloworld, Ltd.	21,853	111,377
Blue Label Telecoms, Ltd. (A)	44,582	13,713
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,467
DataTec, Ltd.	20,519	49,875
Discovery, Ltd. (A)	2,433	14,046
Exxaro Resources, Ltd.	12,725	141,324
Gold Fields, Ltd., ADR	40,780	329,910
Grindrod, Ltd.	45,556	22,716
Harmony Gold Mining Company, Ltd.	10,790	25,433
Harmony Gold Mining Company, Ltd., ADR	23,256	56,512
Hudaco Industries, Ltd.	5,065	37,730
Impala Platinum Holdings, Ltd.	57,774	537,161
Investec, Ltd.	19,898	78,448
KAP Industrial Holdings, Ltd.	257,249	55,249
Lewis Group, Ltd.	14,408	36,765
Life Healthcare Group Holdings, Ltd.	128,500	122,419
Metair Investments, Ltd.	23,633	35,124
Momentum Metropolitan Holdings	97,843	90,435
Motus Holdings, Ltd.	14,065	89,057
Mpact, Ltd.	23,460	34,923
MTN Group, Ltd.	31,381	207,052
Murray & Roberts Holdings, Ltd. (A)	48,310	16,367
Nedbank Group, Ltd.	30,206	332,337
Netcare, Ltd.	30,869	23,390
Oceana Group, Ltd.	5,108	14,979
Old Mutual, Ltd.	275,442	148,018
Omnia Holdings, Ltd.	19,012	70,701
Pepkor Holdings, Ltd. (B)	118,240	135,806
PPC, Ltd. (A)	168,790	21,214
Raubex Group, Ltd.	20,799	40,464
RCL Foods, Ltd.	35,643	21,908
Reunert, Ltd.	19,682	46,962
Royal Bafokeng Platinum, Ltd.	13,281	104,739
Sappi, Ltd. (A)	61,862	149,093
Sasol, Ltd.	30,758	481,107
Sibanye Stillwater, Ltd.	166,515	382,239
Sibanye Stillwater, Ltd., ADR	8,487	79,099
Standard Bank Group, Ltd.	85,404	674,669
Super Group, Ltd.	42,421	59,022
Telkom SA SOC, Ltd. (A)	37,622	96,464
Trencor, Ltd. (A)	40,666	12,842
Wilson Bayly Holmes-Ovcon, Ltd.	5,366	25,260
		6,373,272
South Korea - 10.9%
AJ Networks Company, Ltd.	2,832	13,417
Ajin Industrial Company, Ltd. (A)	8,098	14,502
AK Holdings, Inc.	743	6,824
AMOREPACIFIC Group	1,900	35,304
Asia Cement Company, Ltd.	320	2,031
ASIA Holdings Company, Ltd.	241	17,079
Asia Paper Manufacturing Company, Ltd.	565	12,838
Binggrae Company, Ltd.	522	14,350
BNK Financial Group, Inc.	20,556	85,827
Bookook Securities Company, Ltd.	501	7,241
Chongkundang Holdings Corp.	288	10,111
Chosun Refractories Company, Ltd.	338	17,663
CJ CheilJedang Corp.	819	233,658
CJ Corp.	1,674	80,714
CJ ENM Company, Ltd.	847	44,579
CJ Logistics Corp. (A)	826	51,816
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Com2uS Corp.	399	$21,264
Dae Han Flour Mills Company, Ltd.	232	20,551
Dae Won Kang Up Company, Ltd.	4,385	8,203
Daedong Corp.	3,364	22,415
Daesang Corp.	2,028	30,399
Daesang Holdings Company, Ltd.	2,310	11,601
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	59,222
Dahaam E-Tec Company, Ltd. (A)	2,630	90,075
Daihan Pharmaceutical Company, Ltd.	563	10,115
Daishin Securities Company, Ltd.	3,901	37,252
Daol Investment & Securities Company, Ltd.	4,729	11,946
Daou Data Corp.	1,778	17,332
Daou Technology, Inc.	2,309	27,276
DB Financial Investment Company, Ltd.	3,849	11,695
DB Insurance Company, Ltd.	5,058	193,777
DB, Inc. (A)	19,825	10,176
Deutsch Motors, Inc.	3,903	16,044
DGB Financial Group, Inc.	19,003	92,134
DI Dong Il Corp.	770	7,310
DL E&C Company, Ltd.	4,034	95,634
DL Holdings Company, Ltd.	1,609	63,956
DMS Company, Ltd.	3,275	10,302
DN Automotive Corp.	83	3,538
Dongkuk Industries Company, Ltd.	8,476	28,137
Dongkuk Steel Mill Company, Ltd.	6,404	47,701
Dongwha Pharm Company, Ltd.	1,912	10,939
Dongwon Development Company, Ltd.	5,212	11,699
Dongwon F&B Company, Ltd.	122	12,250
Dongwon Industries Company, Ltd.	176	28,473
Doosan Bobcat, Inc.	4,079	80,268
Doosan Company, Ltd.	554	30,980
DoubleUGames Company, Ltd.	512	15,561
Easy Holdings Company, Ltd.	3,872	7,797
EBEST Investment & Securities Company, Ltd.	2,321	8,842
E-MART, Inc.	1,480	86,035
Eugene Corp.	6,888	15,709
Eugene Investment & Securities Company, Ltd.	11,471	17,804
Eusu Holdings Company, Ltd.	1,407	6,247
Farmsco	2,687	7,637
Fila Holdings Corp.	3,332	72,085
Green Cross Holdings Corp.	1,608	18,187
GS Engineering & Construction Corp.	4,548	70,921
GS Global Corp. (A)	7,813	14,422
GS Holdings Corp.	5,061	146,517
GS Retail Company, Ltd.	3,309	58,801
Gwangju Shinsegae Company, Ltd.	760	16,614
Haesung Industrial Company, Ltd.	1,128	7,258
Hana Financial Group, Inc.	21,723	533,408
Handok, Inc.	729	7,486
Handsome Company, Ltd.	1,545	27,498
Hanil Cement Company, Ltd.	1,450	11,374
Hanil Holdings Company, Ltd.	3,183	24,573
Hanjin Transportation Company, Ltd.	1,052	14,908
Hankook Tire & Technology Company, Ltd.	5,360	130,829
Hanshin Construction Company, Ltd.	1,844	11,574
Hansol Holdings Company, Ltd.	5,241	11,394
Hansol Paper Company, Ltd.	2,920	30,417
Hansol Technics Company, Ltd. (A)	3,325	10,428
Hanwha Corp.	3,675	62,213

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha General Insurance Company, Ltd. (A)	5,427	$14,862
Hanwha Investment & Securities Company, Ltd.	15,071	25,107
Hanwha Life Insurance Company, Ltd. (A)	34,108	49,356
Hanwha Solutions Corp. (A)	4,135	134,694
Hanyang Eng Company, Ltd.	1,654	14,710
Harim Holdings Company, Ltd.	1,443	7,008
HD Hyundai Company, Ltd.	3,580	134,196
HDC Holdings Company, Ltd.	2,737	11,276
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	21,779
Hitejinro Holdings Company, Ltd.	995	6,950
HL Holdings Corp.	837	18,437
HMM Company, Ltd.	21,976	280,592
HS Industries Company, Ltd.	4,056	11,705
Huons Global Company, Ltd.	581	7,143
Huvis Corp.	3,715	13,881
Hyosung Corp.	540	26,257
Hyosung Heavy Industries Corp. (A)	742	30,549
Hyosung TNC Corp.	184	32,954
Hyundai Construction Equipment Company, Ltd.	1,613	35,693
Hyundai Corp.	1,339	14,480
Hyundai Corp. Holdings, Inc.	1,811	12,901
Hyundai Department Store Company, Ltd.	1,243	46,921
Hyundai Doosan Infracore Company, Ltd. (A)	12,566	38,641
Hyundai Engineering & Construction Company, Ltd.	5,407	140,233
Hyundai Futurenet Company, Ltd.	8,894	15,002
Hyundai Glovis Company, Ltd.	1,173	132,019
Hyundai Greenfood Company, Ltd.	5,234	23,279
Hyundai Home Shopping Network Corp.	652	21,601
Hyundai Livart Furniture Company, Ltd.	1,327	8,488
Hyundai Marine & Fire Insurance Company, Ltd.	6,179	125,799
Hyundai Mobis Company, Ltd.	3,299	435,480
Hyundai Motor Company	7,194	877,945
Hyundai Motor Securities Company, Ltd.	3,480	23,488
Hyundai Steel Company	6,801	132,108
Hyundai Wia Corp.	1,286	53,371
Iljin Holdings Company, Ltd.	4,669	12,520
Industrial Bank of Korea	18,712	123,744
Innocean Worldwide, Inc.	469	13,535
INTOPS Company, Ltd.	1,374	28,927
Inzi Controls Company, Ltd.	1,760	9,778
IS Dongseo Company, Ltd.	860	18,219
JB Financial Group Company, Ltd.	11,451	55,426
Jeil Savings Bank (A)(C)	1,820	0
KAON Media Company, Ltd.	2,973	12,707
KB Financial Group, Inc.	550	16,609
KB Financial Group, Inc., ADR	27,405	825,987
KC Company, Ltd.	1,496	14,649
KC Tech Company, Ltd.	889	8,376
KCC Corp.	347	55,501
KCC Glass Corp.	939	26,039
KCTC	4,403	11,878
KG Chemical Corp.	799	11,927
Kginicis Company, Ltd.	1,190	9,733
KGMobilians Company, Ltd.	2,700	10,351
Kia Corp.	19,075	949,401
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KISCO Corp.	4,131	$17,188
KISCO Holdings Company, Ltd.	1,536	13,236
KISWIRE, Ltd.	1,553	18,332
KIWOOM Securities Company, Ltd.	1,432	74,962
Kolmar Korea Holdings Company, Ltd.	1,323	13,651
Kolon Corp.	898	13,941
Kolon Industries, Inc.	1,911	55,846
Korea Asset In Trust Company, Ltd.	9,060	19,443
Korea Circuit Company, Ltd. (A)	1,415	12,981
Korea Electric Terminal Company, Ltd.	561	24,248
Korea Investment Holdings Company, Ltd.	4,028	132,352
Korea Line Corp. (A)	23,137	31,185
Korea Petrochemical Industrial Company, Ltd.	441	31,569
Korea Real Estate Investment & Trust Company, Ltd.	14,635	13,931
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,512	126,804
Korean Reinsurance Company	9,470	51,711
Kortek Corp. (A)	1,806	12,383
KPX Chemical Company, Ltd.	660	22,371
KSS LINE, Ltd.	3,562	21,929
KT Skylife Company, Ltd.	1,768	9,870
KT&G Corp.	1,422	85,860
Kukdo Chemical Company, Ltd.	466	13,948
Kumho HT, Inc. (A)	19,985	14,931
Kumho Petrochemical Company, Ltd.	1,206	96,556
Kumho Tire Company, Inc. (A)	7,054	16,277
KUMHOE&C Company, Ltd.	2,357	12,208
Kwang Dong Pharmaceutical Company, Ltd.	3,313	13,646
Kyeryong Construction Industrial Company, Ltd.	844	10,166
Kyung-In Synthetic Corp.	4,181	13,735
LF Corp.	2,312	23,411
LG Corp.	6,087	312,231
LG Display Company, Ltd., ADR	48,840	199,267
LG Electronics, Inc.	10,548	572,392
LG HelloVision Company, Ltd.	3,836	11,108
LG Uplus Corp.	18,651	139,468
Lotte Chemical Corp.	1,011	100,762
Lotte Confectionery Company, Ltd.	95	9,163
Lotte Corp.	2,012	53,534
Lotte Data Communication Company	697	11,407
LOTTE Fine Chemical Company, Ltd.	1,504	58,567
LOTTE Himart Company, Ltd.	1,006	9,052
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	5,049
Lotte Shopping Company, Ltd.	881	52,838
LS Corp.	1,347	52,843
LS Electric Company, Ltd.	983	31,814
LX Hausys, Ltd.	659	14,884
LX Holdings Corp. (A)	2,952	16,949
LX International Corp.	2,902	78,321
Meritz Securities Company, Ltd.	29,781	75,765
Mirae Asset Life Insurance Company, Ltd.	8,582	15,816
Mirae Asset Securities Company, Ltd.	22,352	92,530
MK Electron Company, Ltd.	1,860	11,969
Motonic Corp.	2,259	12,124
Muhak Company, Ltd.	2,080	7,494
Namyang Dairy Products Company, Ltd.	58	15,454
Netmarble Corp. (B)	904	32,049
Nexen Corp.	3,733	10,304

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Nexen Tire Corp.	6,465	$32,181
NH Investment & Securities Company, Ltd.	12,340	77,029
NHN Corp. (A)	1,882	27,983
Nice Information & Telecommunication, Inc.	705	13,731
Nong Shim Holdings Company, Ltd.	402	17,527
NongShim Company, Ltd.	255	52,845
OCI Company, Ltd.	1,606	100,774
Orion Holdings Corp.	2,756	28,354
Ottogi Corp.	107	34,383
Paik Kwang Industrial Company, Ltd.	4,235	11,760
Pan Ocean Company, Ltd.	26,446	82,421
Partron Company, Ltd.	3,579	18,758
PHA Company, Ltd.	2,626	10,562
Poongsan Corp.	2,423	40,869
Poongsan Holdings Corp.	1,129	19,270
POSCO Holdings, Inc.	6,064	884,542
Posco International Corp.	4,844	70,215
Protec Company, Ltd.	600	8,150
RFTech Company, Ltd. (A)	4,033	11,977
Sam Young Electronics Company, Ltd.	938	6,100
Samho Development Company, Ltd.	4,213	11,694
SAMPYO Cement Company, Ltd.	4,134	9,567
Samsung C&T Corp.	3,963	283,980
Samsung Card Company, Ltd.	2,454	51,556
Samsung Electronics Company, Ltd.	37,990	1,394,964
Samsung Fire & Marine Insurance Company, Ltd.	2,900	370,905
Samsung Life Insurance Company, Ltd.	4,666	202,106
Samsung Securities Company, Ltd.	4,810	102,394
Samyang Corp.	258	6,590
Samyang Holdings Corp.	535	23,196
Sangsangin Company, Ltd.	3,653	18,689
Seah Besteel Holdings Corp.	1,017	11,436
Sebang Company, Ltd.	1,153	12,004
Sebang Global Battery Company, Ltd.	601	16,600
Sejong Industrial Company, Ltd.	1,547	4,859
Sejong Telecom, Inc.	19,734	8,370
Seohee Construction Company, Ltd.	13,592	11,010
Seoul Semiconductor Company, Ltd.	3,322	23,288
Seoyon Company, Ltd.	2,508	8,786
SGC Energy Company, Ltd.	744	15,874
SGC eTec E&C Company, Ltd.	178	4,809
Shindaeyang Paper Company, Ltd.	267	15,284
Shinhan Financial Group Company, Ltd.	2,494	57,934
Shinhan Financial Group Company, Ltd., ADR	32,928	757,344
Shinsegae Engineering & Construction Company, Ltd.	621	8,230
Shinsegae Food Company, Ltd.	268	9,312
Shinsegae, Inc.	668	106,740
Shinyoung Securities Company, Ltd.	580	22,059
SK Chemicals Company, Ltd.	288	18,126
SK Discovery Company, Ltd.	1,496	30,983
SK Gas, Ltd.	304	21,238
SK Hynix, Inc.	36,919	2,111,775
SK Innovation Company, Ltd. (A)	4,195	415,715
SK Networks Company, Ltd.	16,268	44,755
SK Securities Company, Ltd.	27,076	11,964
SK, Inc.	2,806	372,559
SNT Holdings Company, Ltd.	1,460	14,527
SNT Motiv Company, Ltd.	882	25,650
Songwon Industrial Company, Ltd.	1,547	17,054
Spigen Korea Company, Ltd.	525	12,064
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sungshin Cement Company, Ltd.	2,022	$10,873
Sungwoo Hitech Company, Ltd.	2,984	8,743
Sunjin Company, Ltd.	2,276	13,021
Taekwang Industrial Company, Ltd.	48	23,515
Taeyoung Engineering & Construction Company, Ltd.	2,234	7,284
Tongyang Life Insurance Company, Ltd.	7,644	25,582
Toptec Company, Ltd. (A)	2,535	10,579
Tovis Company, Ltd.	1,305	7,209
TS Corp.	12,730	22,801
TY Holdings Company, Ltd. (A)	2,153	18,024
Uju Electronics Company, Ltd.	672	7,057
Unid Company, Ltd.	534	30,882
Uniquest Corp.	1,636	8,590
WiSoL Company, Ltd.	2,256	10,640
Wonik Holdings Company, Ltd. (A)	5,948	12,478
Wonik Materials Company, Ltd.	880	15,083
Woori Financial Group, Inc.	41,842	310,517
Young Poong Corp.	51	22,642
Youngone Corp.	2,509	77,441
Youngone Holdings Company, Ltd.	920	32,733
Yuanta Securities Korea Company, Ltd.	11,703	19,940
		20,344,249
Taiwan - 16.2%
Abico Avy Company, Ltd. (A)	24,990	16,303
AcBel Polytech, Inc.	38,000	33,505
Acer, Inc.	256,452	176,565
ACES Electronic Company, Ltd.	19,323	17,946
Acter Group Corp., Ltd.	8,000	25,076
Advanced International Multitech Company, Ltd.	13,000	37,350
AGV Products Corp.	11,716	3,417
Altek Corp.	16,000	16,478
AmTRAN Technology Company, Ltd.	52,255	15,854
Apacer Technology, Inc.	11,000	13,410
APCB, Inc.	37,000	18,658
Apex International Company, Ltd.	7,000	10,911
Arcadyan Technology Corp.	8,000	23,880
Ardentec Corp.	45,000	58,771
Argosy Research, Inc.	7,000	14,112
ASE Technology Holding Company, Ltd.	246,000	611,580
Asia Cement Corp.	159,805	197,860
Asia Optical Company, Inc.	14,000	25,271
Asia Polymer Corp.	50,607	45,001
Asia Tech Image, Inc.	12,000	19,829
Asia Vital Components Company, Ltd.	29,328	102,171
Asustek Computer, Inc.	64,000	469,306
Audix Corp.	21,000	32,965
AUO Corp.	514,000	235,228
Bank of Kaohsiung Company, Ltd.	82,204	32,782
Basso Industry Corp.	8,000	10,203
BenQ Materials Corp.	13,000	11,709
BES Engineering Corp.	163,700	41,849
Bizlink Holding, Inc.	4,000	35,137
Brighton-Best International Taiwan, Inc.	19,000	19,638
Capital Securities Corp.	183,403	60,699
Career Technology MFG. Company, Ltd. (A)	61,200	54,175
Catcher Technology Company, Ltd.	48,000	259,926
Cathay Financial Holding Company, Ltd.	641,423	803,917
Cathay Real Estate Development Company, Ltd.	46,400	23,392
Celxpert Energy Corp.	12,000	12,307
Central Reinsurance Company, Ltd.	31,500	20,021
Chang Hwa Commercial Bank, Ltd.	337,580	181,855

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Channel Well Technology Company, Ltd.	16,000	$13,907
Charoen Pokphand Enterprise	11,000	27,516
CHC Healthcare Group	21,000	27,529
Chen Full International Company, Ltd. (A)	15,000	17,908
Chenbro Micom Company, Ltd.	10,000	23,475
Cheng Loong Corp.	68,320	57,096
Cheng Mei Materials Technology Corp. (A)	46,000	14,123
Cheng Shin Rubber Industry Company, Ltd.	132,000	147,909
Cheng Uei Precision Industry Company, Ltd.	37,629	40,068
Chia Hsin Cement Corp.	15,000	7,967
Chicony Electronics Company, Ltd.	28,000	72,474
China Airlines, Ltd.	264,910	162,894
China Bills Finance Corp.	95,000	44,069
China Chemical & Pharmaceutical Company, Ltd.	34,000	22,874
China Development Financial Holding Corp.	1,096,535	412,351
China General Plastics Corp.	37,485	24,138
China Man-Made Fiber Corp.	178,414	45,540
China Metal Products Company, Ltd.	42,513	39,271
China Motor Corp.	30,250	38,586
China Petrochemical Development Corp.	309,245	92,385
China Steel Corp.	1,045,180	876,204
Chin-Poon Industrial Company, Ltd.	43,571	38,482
Chipbond Technology Corp.	70,000	110,828
ChipMOS Technologies, Inc.	66,938	62,949
Chong Hong Construction Company, Ltd.	19,000	43,712
Chun Yuan Steel Industry Company, Ltd.	50,874	23,448
Chung Hung Steel Corp.	38,625	25,532
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	83,015
CMC Magnetics Corp. (A)	72,470	16,423
Compal Electronics, Inc.	358,000	244,115
Compeq Manufacturing Company, Ltd.	96,000	135,903
Concord Securities Company, Ltd.	26,000	7,853
Continental Holdings Corp.	49,050	46,482
Coretronic Corp.	40,000	69,194
Co-Tech Development Corp.	3,000	3,546
CTBC Financial Holding Company, Ltd.	1,395,348	868,050
DA CIN Construction Company, Ltd.	20,000	19,682
Da-Li Development Company, Ltd.	17,000	14,114
Darfon Electronics Corp.	16,000	19,800
Darwin Precisions Corp. (A)	37,000	10,222
Depo Auto Parts Industrial Company, Ltd.	12,000	26,654
D-Link Corp. (A)	50,600	23,347
Dyaco International, Inc.	5,000	6,214
Dynamic Holding Company, Ltd.	35,584	19,222
Dynapack International Technology Corp.	10,000	22,152
E.Sun Financial Holding Company, Ltd.	86,825	70,253
Edom Technology Company, Ltd.	18,400	15,739
Elite Advanced Laser Corp.	7,000	8,923
Elite Semiconductor Microelectronics Technology, Inc.	27,000	53,677
Elitegroup Computer Systems Company, Ltd. (A)	42,104	34,299
Ennostar, Inc.	31,656	41,146
EnTie Commercial Bank Company, Ltd.	58,000	25,690
Eson Precision Ind Company, Ltd.	12,000	22,618
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Eternal Materials Company, Ltd.	12,000	$11,384
Eva Airways Corp.	218,725	193,366
Everest Textile Company, Ltd. (A)	64,835	15,993
Evergreen International Storage & Transport Corp.	44,600	44,087
Evergreen Marine Corp. Taiwan, Ltd.	30,662	139,801
Everlight Chemical Industrial Corp.	49,250	27,929
Everlight Electronics Company, Ltd.	46,000	50,310
Excelsior Medical Company, Ltd.	17,402	35,022
Far Eastern Department Stores, Ltd.	102,720	62,926
Far Eastern International Bank	253,756	88,456
Far Eastern New Century Corp.	252,249	256,107
Farglory Land Development Company, Ltd.	28,530	51,507
Feng Hsin Steel Company, Ltd.	8,000	15,018
First Financial Holding Company, Ltd.	625,314	510,475
First Steamship Company, Ltd. (A)	84,809	21,879
FLEXium Interconnect, Inc. (A)	27,000	73,728
Formosa Advanced Technologies Company, Ltd.	25,000	29,045
Formosa Chemicals & Fibre Corp.	184,000	399,102
Formosa Laboratories, Inc.	9,543	14,656
Formosa Petrochemical Corp.	4,000	10,396
Formosa Plastics Corp.	188,000	511,731
Formosa Taffeta Company, Ltd.	67,000	56,930
Formosan Rubber Group, Inc.	33,020	20,895
Formosan Union Chemical	48,812	34,431
Foxconn Technology Company, Ltd.	64,626	92,985
FSP Technology, Inc.	10,000	11,896
Fubon Financial Holding Company, Ltd.	624,806	977,081
Fulgent Sun International Holding Company, Ltd.	11,000	54,855
Fulltech Fiber Glass Corp.	46,349	17,834
G Shank Enterprise Company, Ltd.	15,535	22,150
Gamania Digital Entertainment Company, Ltd.	9,000	16,398
Gemtek Technology Corp.	32,000	26,883
General Interface Solution Holding, Ltd.	29,000	69,537
Getac Holdings Corp.	14,000	18,569
Giantplus Technology Company, Ltd. (A)	31,000	10,774
Gigabyte Technology Company, Ltd.	31,000	85,719
Global Brands Manufacture, Ltd.	37,541	29,798
Global Lighting Technologies, Inc.	6,000	10,138
Global PMX Company, Ltd.	3,000	16,104
Globe Union Industrial Corp. (A)	51,750	18,783
Gloria Material Technology Corp.	39,684	36,675
Gold Circuit Electronics, Ltd.	21,600	62,853
Goldsun Building Materials Company, Ltd.	93,540	70,448
Gourmet Master Company, Ltd.	6,000	19,857
Grand Ocean Retail Group, Ltd. (A)	13,000	5,679
Grand Pacific Petrochemical	77,000	42,276
Great China Metal Industry	33,000	25,549
Great Wall Enterprise Company, Ltd.	15,725	21,990
Greatek Electronics, Inc.	12,000	18,581
Hannstar Board Corp.	39,750	36,331
HannStar Display Corp.	112,842	40,584
HannsTouch Solution, Inc.	64,000	19,360
Hey Song Corp.	40,000	41,675
Highwealth Construction Corp.	49,505	60,698
Ho Tung Chemical Corp.	88,399	24,506
Holy Stone Enterprise Company, Ltd.	10,000	27,284
Hon Hai Precision Industry Company, Ltd.	732,448	2,345,384

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hong Pu Real Estate Development Company, Ltd. (A)	27,000	$19,132
Hong TAI Electric Industrial	20,000	9,290
Horizon Securities Company, Ltd.	19,080	5,668
Hsin Kuang Steel Company, Ltd.	9,000	9,599
Hsing TA Cement Company, Ltd.	38,000	17,922
HTC Corp. (A)	18,000	30,797
Hua Nan Financial Holdings Company, Ltd.	516,096	360,059
Hung Ching Development & Construction Company, Ltd.	14,000	8,937
Hung Sheng Construction, Ltd.	42,240	32,774
IBF Financial Holdings Company, Ltd.	249,669	90,701
Ichia Technologies, Inc.	25,000	13,109
IEI Integration Corp.	12,000	20,953
Innolux Corp.	657,561	214,194
Inpaq Technology Company, Ltd.	12,000	16,234
Integrated Service Technology, Inc.	9,000	20,971
International CSRC Investment Holdings Company	81,383	49,555
Inventec Corp.	193,000	138,743
Iron Force Industrial Company, Ltd.	6,000	14,967
ITEQ Corp.	11,000	20,205
Jarllytec Company, Ltd.	9,000	16,738
Jess-Link Products Company, Ltd.	13,000	15,365
Kaimei Electronic Corp.	10,640	16,779
Kedge Construction Company, Ltd.	6,600	10,244
Kenda Rubber Industrial Company, Ltd.	39,520	39,638
Kindom Development Company, Ltd.	24,000	19,086
King Yuan Electronics Company, Ltd.	122,796	118,676
King's Town Bank Company, Ltd.	83,000	87,818
King's Town Construction Company, Ltd. (A)	7,300	7,683
Kinko Optical Company, Ltd. (A)	15,758	12,439
Kinpo Electronics, Inc.	108,269	45,355
Kinsus Interconnect Technology Corp.	22,000	63,734
KS Terminals, Inc.	9,000	20,085
Kuo Toong International Company, Ltd.	18,248	11,534
Kuo Yang Construction Company, Ltd.	12,000	6,790
L&K Engineering Company, Ltd.	17,000	15,874
Largan Precision Company, Ltd.	6,000	314,526
Lealea Enterprise Company, Ltd.	90,124	30,325
Lelon Electronics Corp.	8,000	12,217
Li Peng Enterprise Company, Ltd. (A)	62,000	16,262
Lida Holdings, Ltd.	4,640	4,169
Lien Hwa Industrial Holdings Corp.	45,045	71,774
Lingsen Precision Industries, Ltd.	49,481	19,963
Lite-On Technology Corp.	164,000	328,930
Longchen Paper & Packaging Company, Ltd.	64,177	29,494
Lumax International Corp., Ltd.	4,000	8,097
Lung Yen Life Service Corp.	9,000	10,790
Macauto Industrial Company, Ltd.	8,000	15,918
Macronix International Company, Ltd.	129,000	125,788
Mega Financial Holding Company, Ltd.	533,158	521,636
Mercuries & Associates Holding, Ltd.	48,293	22,037
Mercuries Life Insurance Company, Ltd. (A)	63,158	12,462
Merry Electronics Company, Ltd.	4,000	10,709
Mirle Automation Corp.	10,000	11,808
Mitac Holdings Corp.	58,316	49,498
MOSA Industrial Corp.	9,000	7,161
MPI Corp.	11,000	28,400
Namchow Holdings Company, Ltd.	9,000	12,616
Nan Ya Plastics Corp.	334,000	700,869
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nantex Industry Company, Ltd.	9,000	$10,117
Nanya Technology Corp.	121,000	185,428
Nichidenbo Corp.	14,000	21,084
Nishoku Technology, Inc.	7,800	20,201
O-Bank Company, Ltd.	52,538	13,636
Orient Semiconductor Electronics, Ltd.	26,000	13,257
Oriental Union Chemical Corp.	28,000	15,264
Pacific Construction Company	38,289	11,408
Paiho Shih Holdings Corp.	11,000	10,110
Pan-International Industrial Corp.	44,481	45,752
PChome Online, Inc.	6,000	9,091
Pegatron Corp.	162,660	298,547
Phison Electronics Corp.	9,000	74,467
Pixart Imaging, Inc.	10,000	26,764
Pou Chen Corp.	137,348	122,772
Powertech Technology, Inc.	39,000	94,500
President Securities Corp.	99,549	46,387
Primax Electronics, Ltd.	26,000	51,948
Prince Housing & Development Corp.	142,555	49,863
Prodisc Technology, Inc. (A)(C)	762,000	0
Promate Electronic Company, Ltd.	8,000	9,060
Prosperity Dielectrics Company, Ltd.	6,000	6,766
Qisda Corp.	134,280	114,375
Quanta Computer, Inc.	201,000	486,556
Quanta Storage, Inc.	23,000	27,244
Radiant Opto-Electronics Corp.	34,000	107,403
Radium Life Tech Company, Ltd.	102,621	31,038
Rechi Precision Company, Ltd.	20,000	10,936
Rexon Industrial Corp, Ltd.	13,000	12,153
Ritek Corp. (A)	57,799	13,729
Roo Hsing Company, Ltd. (A)(C)	67,000	6,162
Ruentex Development Company, Ltd.	52,880	85,001
Ruentex Industries, Ltd.	39,424	63,165
Sampo Corp.	43,470	35,719
San Far Property, Ltd.	28,964	11,033
Sanyang Motor Company, Ltd.	48,000	57,712
Sercomm Corp.	22,000	54,350
Sesoda Corp.	13,064	17,022
Shan-Loong Transportation Company, Ltd.	23,000	24,279
Sheng Yu Steel Company, Ltd.	22,000	15,873
ShenMao Technology, Inc.	8,000	10,212
Shih Wei Navigation Company, Ltd.	24,000	18,436
Shihlin Electric & Engineering Corp.	21,000	38,342
Shin Kong Financial Holding Company, Ltd.	870,344	224,018
Shin Zu Shing Company, Ltd.	8,000	22,651
Shining Building Business Company, Ltd. (A)	55,118	16,665
Shinkong Insurance Company, Ltd.	27,000	41,305
Shinkong Synthetic Fibers Corp.	132,239	69,106
Shuttle, Inc. (A)	25,000	9,722
Sigurd Microelectronics Corp.	47,773	63,694
Simplo Technology Company, Ltd.	8,000	66,191
Sincere Navigation Corp.	24,000	13,683
Sinher Technology, Inc.	8,000	9,189
Sinon Corp.	25,650	31,147
SinoPac Financial Holdings Company, Ltd.	714,000	387,411
Sirtec International Company, Ltd.	23,800	16,430
Siward Crystal Technology Company, Ltd.	20,000	19,878
Soft-World International Corp.	4,000	8,860
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	20,340

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sunrex Technology Corp.	11,678	$13,120
Supreme Electronics Company, Ltd.	13,268	14,181
Syncmold Enterprise Corp.	6,000	11,926
SYNergy ScienTech Corp. (A)	10,000	5,847
Synnex Technology International Corp.	100,000	165,655
Systex Corp.	6,000	13,123
TA Chen Stainless Pipe	100,483	118,861
Ta Ya Electric Wire & Cable	62,422	35,680
TA-I Technology Company, Ltd.	8,000	10,055
Taichung Commercial Bank Company, Ltd.	427,838	176,848
TaiDoc Technology Corp.	4,000	20,598
Taiflex Scientific Company, Ltd.	24,100	30,004
Tainan Spinning Company, Ltd.	135,638	70,352
Taishin Financial Holding Company, Ltd.	935,047	401,977
Taita Chemical Company, Ltd.	27,818	18,830
TAI-TECH Advanced Electronics Company, Ltd.	5,000	12,238
Taiwan Business Bank	413,545	163,394
Taiwan Cement Corp.	363,325	386,946
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	16,733
Taiwan Cooperative Financial Holding Company, Ltd.	493,307	406,156
Taiwan Fertilizer Company, Ltd.	52,000	89,879
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	25,860
Taiwan FU Hsing Industrial Company, Ltd.	21,000	27,369
Taiwan Glass Industry Corp.	112,319	61,397
Taiwan Hon Chuan Enterprise Company, Ltd.	29,000	76,326
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	14,701
Taiwan Paiho, Ltd.	14,000	25,961
Taiwan PCB Techvest Company, Ltd.	36,000	38,250
Taiwan Semiconductor Company, Ltd.	14,000	36,210
Taiwan Shin Kong Security Company, Ltd.	8,000	9,821
Taiwan Styrene Monomer	38,000	15,679
Taiwan Surface Mounting Technology Corp.	26,225	68,231
Taiwan Union Technology Corp.	14,000	19,624
Taiyen Biotech Company, Ltd.	26,137	26,336
Tatung Company, Ltd. (A)	94,000	93,933
TBI Motion Technology Company, Ltd.	12,000	14,385
TCI Company, Ltd.	3,000	11,742
Teco Electric & Machinery Company, Ltd.	109,000	96,261
Test Research, Inc.	13,000	25,346
The Ambassador Hotel (A)	29,000	28,347
The Shanghai Commercial & Savings Bank, Ltd.	134,000	206,867
Thinking Electronic Industrial Company, Ltd.	4,000	14,574
Thye Ming Industrial Company, Ltd.	24,800	26,844
Ton Yi Industrial Corp.	97,000	54,947
Tong Hsing Electronic Industries, Ltd.	8,000	41,588
Tong Yang Industry Company, Ltd.	40,627	61,587
Tong-Tai Machine & Tool Company, Ltd.	26,588	11,615
TOPBI International Holdings, Ltd. (A)	8,077	2,691
Topkey Corp.	6,000	29,422
Topoint Technology Company, Ltd.	29,190	23,076
TPK Holding Company, Ltd.	41,000	40,558
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Transcend Information, Inc.	9,000	$18,245
Tripod Technology Corp.	20,000	58,625
Tsann Kuen Enterprise Company, Ltd.	4,911	6,833
TSRC Corp.	28,000	22,850
Tung Ho Steel Enterprise Corp.	61,640	95,696
TURVO International Company, Ltd.	4,000	12,490
TXC Corp.	27,000	60,876
TYC Brother Industrial Company, Ltd.	15,511	12,761
Tycoons Group Enterprise (A)	38,000	9,486
Tyntek Corp.	36,000	17,509
U-Ming Marine Transport Corp.	38,000	43,566
Union Bank of Taiwan	147,539	68,899
Unitech Printed Circuit Board Corp. (A)	78,985	48,382
United Microelectronics Corp. (A)	790,794	884,976
Universal Cement Corp.	27,483	17,726
Unizyx Holding Corp.	34,000	25,611
UPC Technology Corp.	89,751	34,478
USI Corp.	80,996	52,197
Wah Lee Industrial Corp.	20,520	53,810
Walsin Lihwa Corp.	192,589	243,247
Walsin Technology Corp.	25,000	58,369
Walton Advanced Engineering, Inc.	39,584	14,496
Wan Hai Lines, Ltd.	58,800	122,659
Wei Chuan Foods Corp.	33,000	20,349
Weikeng Industrial Company, Ltd.	25,000	19,987
Well Shin Technology Company, Ltd.	15,000	21,603
Winbond Electronics Corp.	316,793	195,614
Wintek Corp. (A)(C)	543,000	0
Wisdom Marine Lines Company, Ltd.	26,343	42,704
Wistron Corp.	270,291	225,496
WPG Holdings, Ltd.	149,400	218,195
WT Microelectronics Company, Ltd.	45,174	83,199
Xxentria Technology Materials Corp.	8,000	15,102
Yageo Corp.	19,804	167,166
Yang Ming Marine Transport Corp.	129,000	247,836
YC INOX Company, Ltd.	40,104	34,299
Yea Shin International Development Company, Ltd.	22,761	15,491
Yem Chio Company, Ltd.	42,717	18,720
Yeong Guan Energy Technology Group Company, Ltd.	13,553	26,597
YFY, Inc.	132,202	98,205
Yieh Phui Enterprise Company, Ltd.	72,344	30,517
Youngtek Electronics Corp.	17,000	30,800
Yuanta Financial Holding Company, Ltd.	829,532	508,723
Yulon Motor Company, Ltd.	64,470	83,079
YungShin Global Holding Corp.	8,000	9,993
Zeng Hsing Industrial Company, Ltd.	4,000	15,728
Zenitron Corp.	28,000	22,984
Zhen Ding Technology Holding, Ltd.	44,000	145,894
Zig Sheng Industrial Company, Ltd.	38,908	11,423
		30,335,024
Thailand - 2.2%
AAPICO Hitech PCL	35,352	27,234
AP Thailand PCL	223,670	56,199
Bangchak Corp. PCL	91,600	71,453
Bangkok Bank PCL	43,000	154,970
Bangkok Bank PCL, NVDR	14,500	52,257
Bangkok Insurance PCL	3,050	22,717
Bangkok Land PCL	1,059,200	27,417
Bangkok Life Assurance PCL, NVDR	18,200	16,277
Bangkok Ranch PCL (A)	92,300	6,829
Banpu PCL	535,067	173,461
Berli Jucker PCL	86,900	75,004
Cal-Comp Electronics Thailand PCL	134,116	7,625

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Charoen Pokphand Foods PCL	377,100	$249,847
Esso Thailand PCL	83,900	28,368
GFPT PCL	43,900	17,049
Indorama Ventures PCL	82,600	84,752
IRPC PCL	943,100	77,624
Italian-Thai Development PCL (A)	477,400	23,306
Kasikornbank PCL, NVDR	47,400	180,113
Khon Kaen Sugar Industry PCL	192,600	19,917
Kiatnakin Phatra Bank PCL	19,400	35,185
Krung Thai Bank PCL	207,700	91,640
LPN Development PCL	52,900	6,104
Millcon Steel PCL	167,887	3,628
Polyplex Thailand PCL	14,000	9,035
Precious Shipping PCL	27,800	10,301
Pruksa Holding PCL	78,800	25,009
PTT Exploration & Production PCL	86,800	370,134
PTT Global Chemical PCL	133,900	146,531
PTT PCL	861,000	774,273
Quality Houses PCL	377,100	21,368
Regional Container Lines PCL	30,000	22,963
Rojana Industrial Park PCL	113,100	16,271
Saha-Union PCL	16,100	12,038
Sansiri PCL	1,026,866	31,198
SC Asset Corp. PCL	238,196	23,306
SCB X PCL	42,400	116,182
Siam City Cement PCL	4,900	19,833
Siamgas & Petrochemicals PCL	78,400	21,961
Sino-Thai Engineering & Construction PCL	30,500	9,184
Somboon Advance Technology PCL	51,300	27,208
SPCG PCL	58,900	23,235
Sri Trang Agro-Industry PCL	49,100	25,295
Srithai Superware PCL	283,000	11,537
Star Petroleum Refining PCL	100,000	28,020
STP & I PCL (A)	21,600	2,611
Supalai PCL	151,900	75,978
Super Energy Corp. PCL	743,000	13,570
Syntec Construction PCL	156,500	6,706
Thai Oil PCL	92,873	125,887
Thai Stanley Electric PCL	700	3,161
Thai Union Group PCL	173,900	86,010
Thaicom PCL	79,400	24,096
Thanachart Capital PCL	37,300	38,178
The Siam Cement PCL	33,600	289,873
Thitikorn PCL	100	25
Thoresen Thai Agencies PCL	75,500	15,270
TMBThanachart Bank PCL	1,347,695	43,046
TPI Polene PCL	559,900	24,988
TPI Polene Power PCL	283,200	26,396
True Corp. PCL	677,300	90,371
Univentures PCL	51,700	3,857
		4,123,881
Turkey - 0.6%
Akbank TAS	273,631	166,435
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	32,240
Dogan Sirketler Grubu Holding AS	52,374	13,561
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,108	14,670
Enka Insaat ve Sanayi AS	76,018	69,452
Eregli Demir ve Celik Fabrikalari TAS	76,335	119,029
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	280
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	15,082
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
GSD Holding AS	78,125	$19,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,485	7,718
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,436	16,315
KOC Holding AS	34,979	85,141
Sekerbank Turk AS (A)	178,589	17,764
TAV Havalimanlari Holding AS (A)	11,684	39,691
Turk Hava Yollari AO (A)	43,966	166,938
Turkiye Halk Bankasi AS (A)	56,201	21,019
Turkiye Is Bankasi AS, Class C	209,300	84,289
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	18,524
Turkiye Sise ve Cam Fabrikalari AS	55,383	75,470
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	34,159
Uzel Makina Sanayii AS (A)(C)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS	6,172	13,288
Yapi ve Kredi Bankasi AS	254,969	97,187
		1,127,640
Ukraine - 0.0%
Kernel Holding SA	362	1,234
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	227,290	557,508
Agthia Group PJSC	33,488	43,180
Air Arabia PJSC	66,681	37,755
Ajman Bank PJSC (A)	110,663	20,915
Aldar Properties PJSC	274,565	313,432
Amanat Holdings PJSC	77,820	20,086
Amlak Finance PJSC (A)	70,121	10,607
Dana Gas PJSC	313,959	80,741
Deyaar Development PJSC (A)	187,028	23,105
Dubai Investments PJSC	195,034	123,177
Emaar Development PJSC (A)	95,957	119,205
Emaar Properties PJSC	307,615	482,688
Emirates NBD Bank PJSC	83,019	290,292
Eshraq Investments PJSC (A)	138,023	18,515
Islamic Arab Insurance Company	58,609	7,764
RAK Properties PJSC (A)	77,735	15,916
Ras Al Khaimah Ceramics	24,868	19,862
SHUAA Capital PSC (A)	76,875	7,703
		2,192,451
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	51,351
TOTAL COMMON STOCKS (Cost $225,218,509)		$180,745,010
PREFERRED SECURITIES - 2.1%
Brazil - 2.1%
Banco ABC Brasil SA	9,841	38,128
Banco Bradesco SA	219,878	808,694
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	49,227
Eucatex SA Industria e Comercio	4,200	6,026
Gerdau SA	77,776	352,377
Marcopolo SA	55,200	29,573
Petroleo Brasileiro SA	455,744	2,517,666
Randon SA Implementos e Participacoes	11,172	19,675
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	57,031
		3,878,397
Colombia - 0.0%
Grupo Argos SA	23,975	31,204
Grupo de Inversiones Suramericana SA	9,424	26,166
		57,370

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	$9,639
Taiwan - 0.0%
China Development Financial Holding Corp.	42,273	10,904
TOTAL PREFERRED SECURITIES (Cost $4,287,063)		$3,956,310
WARRANTS - 0.0%
Bangkok Ranch PCL (Expiration Date: 9-1-26; Strike Price THB 5.00) (A)	46,150	404
Yinson Holdings BHD (Expiration Date: 6-21-25; Strike Price MYR 2.29) (A)	9,085	970
TOTAL WARRANTS (Cost $0)		$1,374
Total Investments (Emerging Markets Value Trust) (Cost $229,505,572) - 98.7%		$184,702,694
Other assets and liabilities, net - 1.3%		2,428,017
TOTAL NET ASSETS - 100.0%		$187,130,711
Emerging Markets Value Trust (continued)
Currency Abbreviations
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	29	Long	Dec 2022	$1,376,236	$1,264,255	$(111,981)
						$(111,981)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 4.9%
Diversified telecommunication services – 0.3%
AT&T, Inc.	174,937	$2,683,534
Verizon Communications, Inc.	46,572	1,768,339
		4,451,873
Entertainment – 1.3%
The Walt Disney Company (A)	166,596	15,715,001
Warner Brothers Discovery, Inc. (A)	47,642	547,883
		16,262,884
Interactive media and services – 0.6%
Meta Platforms, Inc., Class A (A)	56,700	7,693,056
Media – 2.7%
Comcast Corp., Class A	444,552	13,038,710
Fox Corp., Class B	84,114	2,397,249
News Corp., Class A	1,152,737	17,417,856
Paramount Global, Class B	51,500	980,560
		33,834,375
		62,242,188
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 4.6%
Automobiles – 1.5%
Volkswagen AG, ADR	1,524,379	$18,566,936
Hotels, restaurants and leisure – 0.9%
Las Vegas Sands Corp. (A)	288,757	10,834,163
Leisure products – 0.7%
Mattel, Inc. (A)	472,197	8,943,411
Multiline retail – 0.4%
Kohl's Corp.	204,971	5,155,021
Specialty retail – 1.1%
Best Buy Company, Inc.	64,000	4,053,760
The TJX Companies, Inc.	168,362	10,458,647
		14,512,407
		58,011,938
Consumer staples – 6.9%
Beverages – 0.2%
Constellation Brands, Inc., Class A	3,200	734,976
The Coca-Cola Company	26,562	1,488,003
		2,222,979
Food and staples retailing – 0.9%
Walmart, Inc.	91,171	11,824,879
Food products – 2.8%
Conagra Brands, Inc.	624,852	20,388,921
Mondelez International, Inc., Class A	29,265	1,604,600

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	190,320	$12,547,798
		34,541,319
Household products – 1.5%
Kimberly-Clark Corp.	166,476	18,735,209
Tobacco – 1.5%
Philip Morris International, Inc.	229,554	19,055,278
		86,379,664
Energy – 7.9%
Oil, gas and consumable fuels – 7.9%
Chevron Corp.	18,827	2,704,875
Enbridge, Inc.	87,400	3,242,540
EOG Resources, Inc.	131,817	14,727,913
Exxon Mobil Corp.	196,549	17,160,693
Hess Corp.	87,234	9,507,634
Targa Resources Corp.	11,246	678,584
TC Energy Corp.	422,459	17,020,873
The Williams Companies, Inc.	33,800	967,694
TotalEnergies SE	547,578	25,689,373
TotalEnergies SE, ADR	163,419	7,602,252
		99,302,431
Financials – 20.7%
Banks – 7.6%
Bank of America Corp.	192,686	5,819,117
Citigroup, Inc.	157,000	6,542,190
Fifth Third Bancorp	398,395	12,732,704
Huntington Bancshares, Inc.	1,299,600	17,128,728
JPMorgan Chase & Co.	74,782	7,814,719
The PNC Financial Services Group, Inc.	26,306	3,930,643
Wells Fargo & Company	1,042,197	41,917,157
		95,885,258
Capital markets – 4.0%
Franklin Resources, Inc.	50,305	1,082,564
Morgan Stanley	124,194	9,812,568
Raymond James Financial, Inc.	10,146	1,002,628
State Street Corp.	221,915	13,494,651
The Charles Schwab Corp.	96,090	6,905,988
The Goldman Sachs Group, Inc.	60,883	17,841,763
		50,140,162
Diversified financial services – 1.8%
Apollo Global Management, Inc.	47,800	2,222,700
Equitable Holdings, Inc.	762,165	20,083,048
		22,305,748
Insurance – 7.3%
American International Group, Inc.	576,954	27,393,776
Chubb, Ltd.	130,593	23,752,255
Loews Corp.	242,698	12,096,068
Marsh & McLennan Companies, Inc.	4,838	722,265
MetLife, Inc.	299,293	18,191,029
The Hartford Financial Services Group, Inc.	155,023	9,602,125
		91,757,518
		260,088,686
Health care – 17.5%
Biotechnology – 2.1%
AbbVie, Inc.	170,028	22,819,458
Biogen, Inc. (A)	15,139	4,042,113
		26,861,571
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	88,787	19,784,407
Medtronic PLC	175,360	14,160,320
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	114,284	$11,948,392
		45,893,119
Health care providers and services – 6.2%
Cardinal Health, Inc.	120,149	8,011,535
Centene Corp. (A)	107,717	8,381,460
Cigna Corp.	51,041	14,162,346
CVS Health Corp.	192,736	18,381,232
Elevance Health, Inc.	63,530	28,857,867
		77,794,440
Pharmaceuticals – 5.5%
AstraZeneca PLC, ADR	118,458	6,496,237
GSK PLC	26,171	377,980
Johnson & Johnson	137,657	22,487,648
Merck & Company, Inc.	121,490	10,462,719
Pfizer, Inc.	368,251	16,114,664
Sanofi	92,123	7,014,842
Sanofi, ADR	107,194	4,075,516
Viatris, Inc.	274,100	2,335,332
		69,364,938
		219,914,068
Industrials – 9.9%
Aerospace and defense – 2.4%
L3Harris Technologies, Inc.	101,890	21,175,799
The Boeing Company (A)	70,334	8,516,041
		29,691,840
Air freight and logistics – 2.1%
United Parcel Service, Inc., Class B	163,927	26,480,768
Airlines – 0.3%
Southwest Airlines Company (A)	138,441	4,269,520
Commercial services and supplies – 0.6%
Stericycle, Inc. (A)	179,888	7,575,084
Industrial conglomerates – 3.4%
3M Company	18,400	2,033,200
General Electric Company	487,124	30,157,847
Siemens AG, ADR	215,050	10,526,698
		42,717,745
Machinery – 1.1%
Cummins, Inc.	13,700	2,788,087
Flowserve Corp.	39,087	949,814
PACCAR, Inc.	50,133	4,195,631
Stanley Black & Decker, Inc.	78,500	5,903,985
		13,837,517
		124,572,474
Information technology – 7.1%
Communications equipment – 0.4%
Cisco Systems, Inc.	127,469	5,098,760
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	31,553	3,482,189
IT services – 0.9%
Accenture PLC, Class A	4,800	1,235,040
Fiserv, Inc. (A)	107,400	10,049,418
		11,284,458
Semiconductors and semiconductor equipment – 4.2%
Applied Materials, Inc.	105,310	8,628,048
NXP Semiconductors NV	14,555	2,147,008
Qualcomm, Inc.	248,538	28,079,823

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	85,294	$13,201,805
		52,056,684
Software – 1.3%
Microsoft Corp.	72,234	16,823,299
		88,745,390
Materials – 4.9%
Chemicals – 3.5%
Akzo Nobel NV	34,831	1,973,871
CF Industries Holdings, Inc.	303,577	29,219,286
DuPont de Nemours, Inc.	13,952	703,181
International Flavors & Fragrances, Inc.	88,984	8,082,417
RPM International, Inc.	43,700	3,640,647
		43,619,402
Containers and packaging – 1.4%
International Paper Company	559,014	17,720,744
		61,340,146
Real estate – 4.3%
Equity real estate investment trusts – 4.3%
Equity Residential	308,032	20,705,911
Rayonier, Inc.	338,502	10,144,905
Simon Property Group, Inc.	7,200	646,200
Vornado Realty Trust	42,393	981,822
Welltower, Inc.	35,773	2,300,919
Weyerhaeuser Company	676,086	19,309,016
		54,088,773
Utilities – 8.5%
Electric utilities – 3.7%
NextEra Energy, Inc.	48,882	3,832,838
PG&E Corp. (A)	114,800	1,435,000
The Southern Company	592,713	40,304,484
Xcel Energy, Inc.	20,000	1,280,000
		46,852,322
Multi-utilities – 4.8%
Ameren Corp.	106,577	8,584,777
Dominion Energy, Inc.	207,797	14,360,851
NiSource, Inc.	377,130	9,499,905
Sempra Energy	182,971	27,434,672
		59,880,205
		106,732,527
TOTAL COMMON STOCKS (Cost $1,100,022,519)		$1,221,418,285
PREFERRED SECURITIES – 1.3%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000%	106,565	5,023,474
Utilities – 0.9%
Electric utilities – 0.6%
NextEra Energy, Inc., 5.279%	91,279	4,543,869
NextEra Energy, Inc., 6.926%	56,812	2,613,352
		7,157,221
Multi-utilities – 0.3%
NiSource, Inc., 7.750%	41,667	4,191,284
		11,348,505
TOTAL PREFERRED SECURITIES (Cost $16,748,949)		$16,371,979
Equity Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (B)	3,787	$3,787
T. Rowe Price Government Reserve Fund, 3.0517% (B)	27,043,119	27,043,119
TOTAL SHORT-TERM INVESTMENTS (Cost $27,046,906)		$27,046,906
Total Investments (Equity Income Trust) (Cost $1,143,818,374) – 100.7%		$1,264,837,170
Other assets and liabilities, net – (0.7%)		(8,792,142)
TOTAL NET ASSETS – 100.0%		$1,256,045,028
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Financials – 94.6%
Banks – 52.0%
1st Source Corp.	21,215	$982,255
American Business Bank (A)	27,647	1,097,586
Atlantic Union Bankshares Corp.	45,685	1,387,910
Bank of America Corp.	116,986	3,532,977
Bank of Marin Bancorp	38,020	1,138,699
BayCom Corp.	37,730	663,293
Business First Bancshares, Inc.	34,109	734,367
California BanCorp (A)	27,567	557,405
Cambridge Bancorp	20,031	1,597,272
Central Valley Community Bancorp	27,200	481,712
Citizens Community Bancorp, Inc.	20,008	243,497
Citizens Financial Group, Inc.	96,757	3,324,571
Coastal Financial Corp. (A)	30,743	1,221,727
Comerica, Inc.	36,889	2,622,808
East West Bancorp, Inc.	49,684	3,335,784
Evans Bancorp, Inc.	16,798	615,647
Fifth Third Bancorp	77,134	2,465,203
First Interstate BancSystem, Inc., Class A	29,252	1,180,318
First Merchants Corp.	47,252	1,827,707
German American Bancorp, Inc.	13,071	466,765
HBT Financial, Inc.	41,534	753,842
Heritage Commerce Corp.	41,523	470,871
Independent Bank Corp. (Massachusetts)	19,591	1,460,117
JPMorgan Chase & Co.	24,739	2,585,226
KeyCorp	142,825	2,288,057
Landmark Bancorp, Inc.	12,764	326,375
Limestone Bancorp, Inc.	6,651	130,493
Live Oak Bancshares, Inc.	24,594	752,576
M&T Bank Corp.	28,636	5,049,100
Mid Penn Bancorp, Inc.	13,471	387,022
Nicolet Bankshares, Inc. (A)	20,951	1,475,788
Nordea Bank ABP	105,619	903,911
Pinnacle Financial Partners, Inc.	34,219	2,775,161
Popular, Inc.	31,043	2,236,959
Premier Financial Corp.	42,996	1,104,997
Shore Bancshares, Inc.	10,670	184,804
Southern First Bancshares, Inc. (A)	12,586	524,333
Stock Yards Bancorp, Inc.	34,307	2,333,219
SVB Financial Group (A)	4,313	1,448,219

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	81,964	$3,074,470
The First Bancshares, Inc.	18,748	560,003
TriCo Bancshares	48,265	2,155,032
U.S. Bancorp	32,894	1,326,286
Webster Financial Corp.	33,761	1,525,997
Zions Bancorp NA	60,344	3,069,096
		68,379,457
Capital markets – 13.5%
AllianceBernstein Holding LP	71,925	2,521,691
Ameriprise Financial, Inc.	9,994	2,517,988
Brookfield Asset Management, Inc., Class A	55,019	2,249,727
CME Group, Inc.	9,635	1,706,648
Morgan Stanley	43,384	3,427,770
Onex Corp.	34,058	1,562,178
Raymond James Financial, Inc.	38,428	3,797,455
		17,783,457
Consumer finance – 2.4%
American Express Company	23,156	3,123,976
Diversified financial services – 3.8%
Berkshire Hathaway, Inc., Class B (A)	10,202	2,724,138
Corebridge Financial, Inc. (A)(B)	82,073	1,616,017
Eurazeo SE	12,945	675,488
		5,015,643
Insurance – 22.4%
American International Group, Inc.	74,050	3,515,894
Arthur J. Gallagher & Company	22,793	3,902,617
Chubb, Ltd.	19,194	3,491,005
Markel Corp. (A)	3,060	3,317,713
MetLife, Inc.	61,998	3,768,238
Reinsurance Group of America, Inc.	20,830	2,620,622
The Allstate Corp.	17,410	2,168,067
The Hartford Financial Services Group, Inc.	37,311	2,311,043
Unum Group	111,634	4,331,399
		29,426,598
Thrifts and mortgage finance – 0.5%
ESSA Bancorp, Inc.	17,482	338,976
OP Bancorp	3,759	41,800
Timberland Bancorp, Inc.	9,366	258,970
		639,746
		124,368,877
Real estate – 2.7%
Equity real estate investment trusts – 2.7%
Prologis, Inc.	20,661	2,099,158
Rexford Industrial Realty, Inc.	27,542	1,432,184
		3,531,342
TOTAL COMMON STOCKS (Cost $135,325,694)		$127,900,219
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 4.0%
John Hancock Collateral Trust, 3.0556% (C)(D)	521,696	5,212,795
TOTAL SHORT-TERM INVESTMENTS (Cost $5,212,683)		$5,212,795
Total Investments (Financial Industries Trust) (Cost $140,538,377) – 101.3%		$133,113,014
Other assets and liabilities, net – (1.3%)		(1,690,567)
TOTAL NET ASSETS – 100.0%		$131,422,447
Security Abbreviations and Legend
(A)	Non-income producing security.
Financial Industries Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $1,588,272.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $1,624,034.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 12.5%
Entertainment – 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,037,916	$60,718,086
Interactive media and services – 9.1%
Alphabet, Inc., Class A (A)	1,057,162	101,117,545
CarGurus, Inc. (A)	1,273,674	18,047,957
Meta Platforms, Inc., Class A (A)	321,725	43,651,648
		162,817,150
		223,535,236
Consumer discretionary – 23.5%
Household durables – 7.0%
Lennar Corp., A Shares	1,419,786	105,845,046
NVR, Inc. (A)	4,653	18,551,883
		124,396,929
Internet and direct marketing retail – 9.0%
Amazon.com, Inc. (A)	1,422,481	160,740,353
Leisure products – 2.4%
Polaris, Inc.	455,785	43,595,835
Specialty retail – 3.2%
Dufry AG (A)	803,574	24,396,108
Group 1 Automotive, Inc.	223,900	31,988,593
		56,384,701
Textiles, apparel and luxury goods – 1.9%
Canada Goose Holdings, Inc. (A)	1,311,440	19,986,346
Salvatore Ferragamo SpA	1,001,904	14,059,432
		34,045,778
		419,163,596
Consumer staples – 5.8%
Beverages – 2.4%
Anheuser-Busch InBev SA/NV, ADR	408,623	18,453,415
The Boston Beer Company, Inc., Class A (A)	74,718	24,182,481
		42,635,896
Food products – 2.6%
Post Holdings, Inc. (A)	336,754	27,583,520
The Hain Celestial Group, Inc. (A)	1,109,178	18,722,925
		46,306,445
Personal products – 0.8%
BellRing Brands, Inc. (A)	728,246	15,009,150
		103,951,491
Energy – 5.9%
Oil, gas and consumable fuels – 5.9%
Cheniere Energy, Inc.	444,548	73,754,959
Suncor Energy, Inc.	1,149,019	32,344,885
		106,099,844

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 19.4%
Banks – 3.9%
First Hawaiian, Inc.	2,832,617	$69,767,357
Capital markets – 15.0%
KKR & Company, Inc.	1,546,310	66,491,330
Morgan Stanley	1,142,376	90,259,128
S&P Global, Inc.	120,350	36,748,873
The Goldman Sachs Group, Inc.	251,033	73,565,221
		267,064,552
Consumer finance – 0.5%
Synchrony Financial	323,856	9,129,501
		345,961,410
Health care – 4.5%
Biotechnology – 2.2%
Alnylam Pharmaceuticals, Inc. (A)	70,326	14,076,452
Moderna, Inc. (A)	207,982	24,593,872
		38,670,324
Health care equipment and supplies – 1.6%
Hologic, Inc. (A)	206,059	13,294,927
Masimo Corp. (A)	106,121	14,980,040
		28,274,967
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	1,099,913	13,649,920
		80,595,211
Industrials – 4.3%
Electrical equipment – 1.6%
Regal Rexnord Corp.	129,954	18,240,343
Sensata Technologies Holding PLC	252,439	9,410,926
		27,651,269
Machinery – 1.2%
Parker-Hannifin Corp.	91,003	22,050,937
Trading companies and distributors – 1.5%
United Rentals, Inc. (A)	101,947	27,537,924
		77,240,130
Information technology – 19.5%
Semiconductors and semiconductor equipment – 4.0%
Analog Devices, Inc.	252,927	35,242,848
NVIDIA Corp.	295,549	35,876,693
		71,119,541
Software – 11.1%
Autodesk, Inc. (A)	159,887	29,866,892
DocuSign, Inc. (A)	260,857	13,948,024
Roper Technologies, Inc.	78,351	28,178,154
salesforce.com, Inc. (A)	396,069	56,970,565
Workday, Inc., Class A (A)	460,026	70,025,158
		198,988,793
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	563,815	77,919,233
		348,027,567
Materials – 1.1%
Chemicals – 1.1%
Axalta Coating Systems, Ltd. (A)	918,984	19,353,803
Real estate – 2.5%
Equity real estate investment trusts – 2.1%
American Tower Corp.	109,593	23,529,617
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Crown Castle, Inc.	98,951	$14,303,367
		37,832,984
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	2,477,410	6,441,266
		44,274,250
TOTAL COMMON STOCKS (Cost $1,448,195,733)		$1,768,202,538
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 3.0556% (B)(C)	1,815,703	18,142,501
TOTAL SHORT-TERM INVESTMENTS (Cost $18,143,453)		$18,142,501
Total Investments (Fundamental All Cap Core Trust) (Cost $1,466,339,186) – 100.0%		$1,786,345,039
Other assets and liabilities, net – 0.0%		528,485
TOTAL NET ASSETS – 100.0%		$1,786,873,524
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 7.9%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)	162,540	$15,546,951
Meta Platforms, Inc., Class A (A)	62,673	8,503,473
		24,050,424
Media – 4.1%
Comcast Corp., Class A	712,208	20,889,061
Liberty Broadband Corp., Series A (A)	74,259	5,539,721
		26,428,782
		50,479,206
Consumer discretionary – 6.8%
Household durables – 3.3%
Lennar Corp., A Shares	283,406	21,127,917
Internet and direct marketing retail – 1.7%
eBay, Inc.	285,688	10,516,175
Specialty retail – 1.8%
CarMax, Inc. (A)	94,660	6,249,453
Dufry AG (A)	178,831	5,429,220
		11,678,673
		43,322,765
Consumer staples – 10.0%
Beverages – 2.6%
Anheuser-Busch InBev SA/NV, ADR	215,540	9,733,786
Heineken Holding NV	95,873	6,563,334
		16,297,120
Food and staples retailing – 3.3%
Walmart, Inc.	164,542	21,341,097
Food products – 3.1%
Danone SA	184,413	8,720,023

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	139,018	$11,386,964
		20,106,987
Personal products – 1.0%
BellRing Brands, Inc. (A)	209,868	4,325,379
Haleon PLC, ADR (A)	306,794	1,868,375
		6,193,754
		63,938,958
Energy – 7.9%
Oil, gas and consumable fuels – 7.9%
Cheniere Energy, Inc.	138,956	23,054,190
Chevron Corp.	66,988	9,624,166
Kinder Morgan, Inc.	199,703	3,323,058
Suncor Energy, Inc.	508,942	14,326,717
		50,328,131
Financials – 19.2%
Banks – 7.4%
Bank of America Corp.	276,857	8,361,081
Citigroup, Inc.	289,849	12,078,008
JPMorgan Chase & Co.	132,831	13,880,840
Wells Fargo & Company	326,109	13,116,104
		47,436,033
Capital markets – 11.3%
KKR & Company, Inc.	435,090	18,708,870
Morgan Stanley	121,521	9,601,374
Nasdaq, Inc.	270,270	15,318,904
State Street Corp.	295,028	17,940,653
The Goldman Sachs Group, Inc.	36,461	10,684,896
		72,254,697
Consumer finance – 0.5%
American Express Company	20,890	2,818,270
		122,509,000
Health care – 17.1%
Biotechnology – 1.6%
Gilead Sciences, Inc.	89,153	5,499,849
Moderna, Inc. (A)	40,827	4,827,793
		10,327,642
Health care equipment and supplies – 0.8%
Hologic, Inc. (A)	81,458	5,255,670
Health care providers and services – 8.0%
Elevance Health, Inc.	75,438	34,266,959
HCA Healthcare, Inc.	30,090	5,530,241
UnitedHealth Group, Inc.	22,038	11,130,072
		50,927,272
Life sciences tools and services – 1.9%
Danaher Corp.	46,843	12,099,078
Pharmaceuticals – 4.8%
Elanco Animal Health, Inc. (A)	538,662	6,684,795
GSK PLC, ADR	245,435	7,223,152
Merck & Company, Inc.	112,172	9,660,253
Novartis AG, ADR	92,943	7,064,597
		30,632,797
		109,242,459
Industrials – 13.8%
Aerospace and defense – 4.6%
L3Harris Technologies, Inc.	30,304	6,298,080
Lockheed Martin Corp.	16,574	6,402,370
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Raytheon Technologies Corp.	203,113	$16,626,830
		29,327,280
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	162,252	6,048,755
Machinery – 5.2%
Fortive Corp.	177,176	10,329,361
Parker-Hannifin Corp.	94,834	22,979,227
		33,308,588
Trading companies and distributors – 3.0%
United Rentals, Inc. (A)	70,564	19,060,748
		87,745,371
Information technology – 11.1%
Electronic equipment, instruments and components – 1.1%
Vontier Corp.	442,154	7,388,393
Semiconductors and semiconductor equipment – 2.4%
Analog Devices, Inc.	63,959	8,912,047
KLA Corp.	10,550	3,192,747
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,885	3,008,756
		15,113,550
Software – 6.7%
Microsoft Corp.	74,639	17,383,423
Oracle Corp.	413,360	25,243,895
		42,627,318
Technology hardware, storage and peripherals – 0.9%
Samsung Electronics Company, Ltd.	157,290	5,775,570
		70,904,831
Materials – 1.8%
Chemicals – 1.8%
Axalta Coating Systems, Ltd. (A)	290,592	6,119,868
LyondellBasell Industries NV, Class A	73,401	5,525,627
		11,645,495
Real estate – 2.8%
Equity real estate investment trusts – 2.8%
American Tower Corp.	82,082	17,623,005
TOTAL COMMON STOCKS (Cost $595,125,608)		$627,739,221
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 3.0556% (C)(D)	1,014,129	10,133,174
TOTAL SHORT-TERM INVESTMENTS (Cost $10,134,199)		$10,133,174
Total Investments (Fundamental Large Cap Value Trust) (Cost $605,259,810) – 100.0%		$637,872,395
Other assets and liabilities, net – (0.0%)		(165,881)
TOTAL NET ASSETS – 100.0%		$637,706,514
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
France - 12.0%
Air Liquide SA	55,343	$6,325,632
Capgemini SE	35,283	5,648,806
Carrefour SA	254,105	3,524,192
Cie Generale des Etablissements Michelin SCA	169,449	3,796,609
Sanofi	35,220	2,681,870
TotalEnergies SE	183,449	8,606,401
		30,583,510
Germany - 0.9%
Deutsche Post AG	71,388	2,151,602
Ireland - 2.6%
Accenture PLC, Class A	11,525	2,965,383
CRH PLC	112,203	3,599,085
		6,564,468
Japan - 7.2%
FANUC Corp.	29,171	4,096,026
Mitsubishi Estate Company, Ltd.	329,169	4,337,189
Sumitomo Mitsui Financial Group, Inc.	171,600	4,757,006
Tokyo Electric Power Company Holdings, Inc. (A)	1,614,200	5,160,001
		18,350,222
Netherlands - 5.0%
Heineken NV	30,073	2,626,297
ING Groep NV	363,602	3,115,485
Koninklijke Ahold Delhaize NV	163,200	4,156,924
Stellantis NV	245,280	2,897,346
		12,796,052
Spain - 1.2%
Amadeus IT Group SA (A)	66,939	3,103,457
Switzerland - 4.7%
Chubb, Ltd.	26,276	4,779,079
Roche Holding AG	22,170	7,217,062
		11,996,141
United Kingdom - 6.8%
Amcor PLC, CHESS Depositary Interest	457,459	4,910,048
AstraZeneca PLC	33,815	3,717,249
Ferguson PLC	23,842	2,473,101
Reckitt Benckiser Group PLC	94,025	6,232,090
		17,332,488
United States - 55.3%
Alphabet, Inc., Class A (A)	125,796	12,032,387
Apple, Inc.	36,506	5,045,129
Arthur J. Gallagher & Company	27,182	4,654,102
AutoZone, Inc. (A)	1,349	2,889,464
Bank of America Corp.	81,477	2,460,605
Cisco Systems, Inc.	132,330	5,293,200
ConocoPhillips	65,947	6,749,016
Corteva, Inc.	155,802	8,904,084
Electronic Arts, Inc.	44,887	5,193,875
Huntington Bancshares, Inc.	205,677	2,710,823
Intercontinental Exchange, Inc.	35,452	3,203,088
Johnson & Johnson	49,311	8,055,445
Meta Platforms, Inc., Class A (A)	22,094	2,997,714
Microsoft Corp.	64,978	15,133,376
Northrop Grumman Corp.	6,592	3,100,349
Oracle Corp.	85,867	5,243,898
Otis Worldwide Corp.	81,489	5,198,998
Philip Morris International, Inc.	88,722	7,364,813
T-Mobile US, Inc. (A)	42,858	5,750,258
UnitedHealth Group, Inc.	16,373	8,269,020
Visa, Inc., Class A	33,992	6,038,679
Walmart, Inc.	29,899	3,877,900
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Waste Management, Inc.	38,480	$6,164,881
Wells Fargo & Company	112,977	4,543,935
		140,875,039
TOTAL COMMON STOCKS (Cost $266,913,028)		$243,752,979
PREFERRED SECURITIES - 2.3%
South Korea - 2.3%
Samsung Electronics Company, Ltd.	180,037	5,848,123
TOTAL PREFERRED SECURITIES (Cost $9,073,833)		$5,848,123
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
Tribune Media Company (A)(B)	43,120	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
Federated Government Obligations Fund, Institutional Class, 2.6286% (C)	4,347,944	4,347,944
TOTAL SHORT-TERM INVESTMENTS (Cost $4,347,944)		$4,347,944
Total Investments (Global Equity Trust) (Cost $280,334,805) - 99.7%		$253,949,046
Other assets and liabilities, net - 0.3%		746,442
TOTAL NET ASSETS - 100.0%		$254,695,488
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
Warby Parker, Inc., Class A (A)	42,465	$566,483
Financials – 0.1%
Capital markets – 0.1%
BCLS Acquisition Corp., Class A (A)	12,029	120,531
Health Sciences Acquisitions Corp. 2 (A)	13,354	132,271
		252,802
Health care – 98.3%
Biotechnology – 27.8%
Aadi Bioscience, Inc. (A)	5,700	80,541
AbbVie, Inc.	30,564	4,101,994
ACADIA Pharmaceuticals, Inc. (A)	28,878	472,444
ADC Therapeutics SA (A)	23,188	111,766
Agios Pharmaceuticals, Inc. (A)	10,518	297,449
Akero Therapeutics, Inc. (A)	4,094	139,401
Alector, Inc. (A)	11,904	112,612
Allakos, Inc. (A)	10,117	61,916
Allogene Therapeutics, Inc. (A)	33,041	356,843
Alnylam Pharmaceuticals, Inc. (A)	24,443	4,892,511
Altimmune, Inc. (A)	1,250	15,963
Apellis Pharmaceuticals, Inc. (A)	18,421	1,258,154
Argenx SE, ADR (A)	15,099	5,330,702
Ascendis Pharma A/S, ADR (A)	14,765	1,524,634
Avidity Biosciences, Inc. (A)	23,072	376,766

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BeiGene, Ltd., ADR (A)	3,085	$415,920
Bicycle Therapeutics PLC, ADR (A)	7,229	168,147
Biogen, Inc. (A)	6,869	1,834,023
BioMarin Pharmaceutical, Inc. (A)	5,683	481,748
BioNTech SE, ADR	16,918	2,281,900
Blueprint Medicines Corp. (A)	18,507	1,219,426
Burning Rock Biotech, Ltd., ADR (A)	12,350	29,517
C4 Therapeutics, Inc. (A)	19,141	167,867
Celldex Therapeutics, Inc. (A)	12,361	347,468
Centessa Pharmaceuticals PLC, ADR (A)	18,009	72,396
Cerevel Therapeutics Holdings, Inc. (A)	32,986	932,184
CRISPR Therapeutics AG (A)	5,251	343,153
Cytokinetics, Inc. (A)	7,504	363,569
Day One Biopharmaceuticals, Inc. (A)	15,041	301,271
Deciphera Pharmaceuticals, Inc. (A)	9,500	175,750
Denali Therapeutics, Inc. (A)	22,179	680,674
Design Therapeutics, Inc. (A)	8,531	142,638
Enanta Pharmaceuticals, Inc. (A)	3,200	165,984
Entrada Therapeutics, Inc. (A)	11,610	182,974
EQRx, Inc. (A)	41,735	206,588
Exact Sciences Corp. (A)	23,457	762,118
Exelixis, Inc. (A)	48,625	762,440
Exscientia PLC, ADR (A)	4,147	34,047
Fate Therapeutics, Inc. (A)	21,179	474,621
F-star Therapeutics, Inc. (A)	1,270	6,502
Galapagos NV, ADR (A)	1,700	72,488
Generation Bio Company (A)	37,692	200,145
Genmab A/S (A)	5,703	1,834,675
Ideaya Biosciences, Inc. (A)	1,864	27,811
IGM Biosciences, Inc. (A)	8,499	193,267
Imago Biosciences, Inc. (A)	16,360	246,218
Immatics NV (A)	7,700	77,000
Immuneering Corp., Class A (A)	29,676	424,960
Immunocore Holdings PLC, ADR (A)	16,988	797,417
Incyte Corp. (A)	18,595	1,239,171
Insmed, Inc. (A)	45,047	970,312
Intellia Therapeutics, Inc. (A)	7,193	402,520
Invivyd, Inc. (A)	8,613	26,959
Ionis Pharmaceuticals, Inc. (A)	27,733	1,226,631
Iovance Biotherapeutics, Inc. (A)	34,648	331,928
IVERIC bio, Inc. (A)	31,236	560,374
Karuna Therapeutics, Inc. (A)	10,547	2,372,337
Kodiak Sciences, Inc. (A)	10,749	83,197
Kronos Bio, Inc. (A)	2,083	6,978
Kymera Therapeutics, Inc. (A)	14,979	326,093
Legend Biotech Corp., ADR (A)	8,939	364,711
LianBio, ADR (A)	38,982	77,574
Lyell Immunopharma, Inc. (A)	41,100	301,263
MeiraGTx Holdings PLC (A)	10,086	84,823
Mirati Therapeutics, Inc. (A)	5,986	418,062
Moderna, Inc. (A)	28,517	3,372,135
Monte Rosa Therapeutics, Inc. (A)	27,152	221,832
MoonLake Immunotherapeutics (A)	8,947	71,218
Morphic Holding, Inc. (A)	5,689	160,999
Neurocrine Biosciences, Inc. (A)	6,983	741,664
Nurix Therapeutics, Inc. (A)	10,120	131,864
Pardes Biosciences, Inc. (A)	17,093	31,622
Prelude Therapeutics, Inc. (A)	7,294	48,213
Progenics Pharmaceuticals, Inc. (A)(B)	21,900	25,205
Prometheus Biosciences, Inc. (A)	1,200	70,812
Prothena Corp. PLC (A)	11,270	683,300
PTC Therapeutics, Inc. (A)	5,143	258,179
RAPT Therapeutics, Inc. (A)	14,949	359,673
Regeneron Pharmaceuticals, Inc. (A)	10,189	7,018,896
REGENXBIO, Inc. (A)	4,300	113,649
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc. (A)	21,413	$479,009
Replimune Group, Inc. (A)	22,880	395,138
Revolution Healthcare Acquisition Corp. (A)	31,883	313,091
REVOLUTION Medicines, Inc. (A)	21,716	428,240
Rocket Pharmaceuticals, Inc. (A)	8,094	129,180
Sage Therapeutics, Inc. (A)	13,342	522,473
Sana Biotechnology, Inc. (A)	23,707	142,242
Sarepta Therapeutics, Inc. (A)	9,116	1,007,683
Scholar Rock Holding Corp. (A)	30,510	211,434
Seagen, Inc. (A)	6,934	948,779
Senti Biosciences, Inc. (A)	18,789	40,772
SpringWorks Therapeutics, Inc. (A)	2,981	85,048
Stoke Therapeutics, Inc. (A)	8,627	110,771
Tenaya Therapeutics, Inc. (A)	14,265	41,369
Twist Bioscience Corp. (A)	8,130	286,501
Ultragenyx Pharmaceutical, Inc. (A)	23,099	956,530
Vertex Pharmaceuticals, Inc. (A)	23,996	6,947,802
Voyager Therapeutics, Inc. (A)	10,500	62,160
Xencor, Inc. (A)	17,555	456,079
Zai Lab, Ltd., ADR (A)	8,301	283,894
Zentalis Pharmaceuticals, Inc. (A)	15,240	330,098
		71,841,089
Health care equipment and supplies – 15.0%
Alcon, Inc.	12,689	737,046
Align Technology, Inc. (A)	1,387	287,262
Becton, Dickinson and Company	18,630	4,151,323
DexCom, Inc. (A)	19,304	1,554,744
Hologic, Inc. (A)	45,491	2,935,079
Inari Medical, Inc. (A)	4,923	357,607
Insulet Corp. (A)	6,760	1,550,744
Intuitive Surgical, Inc. (A)	37,615	7,050,556
iRhythm Technologies, Inc. (A)	6,944	869,944
Lantheus Holdings, Inc. (A)	9,033	635,291
Medtronic PLC	6,786	547,970
Nevro Corp. (A)	4,319	201,265
Novocure, Ltd. (A)	23,529	1,787,733
Penumbra, Inc. (A)	11,213	2,125,985
PROCEPT BioRobotics Corp. (A)	12,803	530,812
QuidelOrtho Corp. (A)	9,527	680,990
Shockwave Medical, Inc. (A)	13,870	3,856,831
STERIS PLC	4,491	746,763
Stryker Corp.	27,101	5,489,037
Teleflex, Inc.	5,890	1,186,599
The Cooper Companies, Inc.	2,939	775,602
Zimmer Biomet Holdings, Inc.	7,755	810,785
		38,869,968
Health care providers and services – 21.0%
Acadia Healthcare Company, Inc. (A)	2,400	187,632
agilon health, Inc. (A)	13,032	305,209
Alignment Healthcare, Inc. (A)	27,279	322,983
Centene Corp. (A)	73,996	5,757,629
Cigna Corp.	12,581	3,490,850
Elevance Health, Inc.	16,186	7,352,329
Guardant Health, Inc. (A)	18,460	993,702
HCA Healthcare, Inc.	9,341	1,716,782
Humana, Inc.	12,622	6,124,068
Molina Healthcare, Inc. (A)	12,589	4,152,356
Oak Street Health, Inc. (A)	9,398	230,439
Option Care Health, Inc. (A)	14,987	471,641
Sema4 Holdings Corp. (A)	30,292	26,581
Surgery Partners, Inc. (A)	12,376	289,598

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	45,026	$22,739,930
		54,161,729
Health care technology – 1.6%
Certara, Inc. (A)	17,771	235,999
Doximity, Inc., Class A (A)	31,293	945,674
M3, Inc.	7,400	206,621
Sophia Genetics SA (A)	26,245	69,024
Veeva Systems, Inc., Class A (A)	15,528	2,560,257
		4,017,575
Life sciences tools and services – 16.2%
10X Genomics, Inc., Class A (A)	27,215	775,083
Adaptive Biotechnologies Corp. (A)	25,114	178,812
Agilent Technologies, Inc.	37,413	4,547,550
Avantor, Inc. (A)	75,512	1,480,035
Bio-Techne Corp.	2,175	617,700
Bruker Corp.	34,100	1,809,346
Charles River Laboratories International, Inc. (A)	4,928	969,830
Danaher Corp.	41,336	10,676,675
Evotec SE (A)	12,592	218,922
Illumina, Inc. (A)	2,960	564,738
IQVIA Holdings, Inc. (A)	1,400	253,596
Lonza Group AG	942	458,651
Maravai LifeSciences Holdings, Inc., Class A (A)	9,848	251,419
Mettler-Toledo International, Inc. (A)	783	848,866
Olink Holding AB, ADR (A)	37,166	451,195
Pacific Biosciences of California, Inc. (A)	54,894	318,660
Quanterix Corp. (A)	7,553	83,234
Rapid Micro Biosystems, Inc., Class A (A)	15,325	49,500
Repligen Corp. (A)	3,765	704,469
Seer, Inc. (A)	19,716	152,602
Thermo Fisher Scientific, Inc.	26,586	13,484,153
Waters Corp. (A)	2,847	767,352
West Pharmaceutical Services, Inc.	7,944	1,954,860
Wuxi Biologics Cayman, Inc. (A)(C)	57,500	342,288
		41,959,536
Pharmaceuticals – 16.7%
Arvinas, Inc. (A)	11,123	494,862
AstraZeneca PLC, ADR	139,352	7,642,064
Bayer AG	7,565	348,554
Catalent, Inc. (A)	15,526	1,123,461
CinCor Pharma, Inc. (A)	11,874	389,705
Daiichi Sankyo Company, Ltd.	92,100	2,574,273
DICE Therapeutics, Inc. (A)	13,216	268,020
Eisai Company, Ltd.	11,300	606,348
Elanco Animal Health, Inc. (A)	17,093	212,124
Eli Lilly & Company	35,628	11,520,314
Johnson & Johnson	5,935	969,542
Longboard Pharmaceuticals, Inc. (A)	6,452	24,001
Merck & Company, Inc.	62,527	5,384,825
Nuvation Bio, Inc. (A)	10,300	23,072
Pfizer, Inc.	147,763	6,466,109
Pliant Therapeutics, Inc. (A)	5,681	118,676
Relmada Therapeutics, Inc. (A)	2,400	88,848
Roche Holding AG	6,179	2,011,466
Royalty Pharma PLC, Class A	29,749	1,195,315
Theseus Pharmaceuticals, Inc. (A)	20,251	117,456
Third Harmonic Bio, Inc. (A)	6,379	121,010
Ventyx Biosciences, Inc. (A)	4,763	166,276
Viatris, Inc.	23,900	203,628
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	8,081	$1,198,331
		43,268,280
		254,118,177
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	12,042	745,520
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
Shimadzu Corp.	6,700	175,783
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	246,037
TOTAL COMMON STOCKS (Cost $216,314,660)		$256,104,802
PREFERRED SECURITIES – 0.6%
Health care – 0.6%
Life sciences tools and services – 0.6%
Sartorius AG	4,432	1,533,048
TOTAL PREFERRED SECURITIES (Cost $880,522)		$1,533,048
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	3,692
Sema4 Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	1,058
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	900
TOTAL WARRANTS (Cost $29,139)		$5,650
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (D)	199,933	199,933
T. Rowe Price Government Reserve Fund, 3.0517% (D)	875,798	875,798
TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,731)		$1,075,731
Total Investments (Health Sciences Trust) (Cost $218,300,052) – 100.1%		$258,719,231
Other assets and liabilities, net – (0.1%)		(343,755)
TOTAL NET ASSETS – 100.0%		$258,375,476
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$234,663
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	119,415
1.000%, 07/09/2029	59,073	11,287
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	95,254
		460,619
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,062,958)		$460,619
CORPORATE BONDS – 83.6%
Communication services – 11.9%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	763,991
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	727,650
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	596,872
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	501,284
Altice France SA 5.125%, 07/15/2029 (A)	590,000	440,795
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	730,000	563,925
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)	330,000	225,225
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	164,135
4.500%, 08/15/2030 (A)	620,000	490,321
4.500%, 05/01/2032	1,530,000	1,166,885
4.750%, 02/01/2032 (A)	540,000	420,541
Charter Communications Operating LLC 6.484%, 10/23/2045	230,000	202,535
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	551,000
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	179,328
5.000%, 11/15/2031 (A)	330,000	217,978
5.750%, 01/15/2030 (A)	600,000	426,459
6.500%, 02/01/2029 (A)	800,000	706,000
Directv Financing LLC 5.875%, 08/15/2027 (A)	710,000	612,098
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	587,500
5.750%, 12/01/2028 (A)	900,000	680,166
5.875%, 11/15/2024	500,000	446,250
7.750%, 07/01/2026	870,000	667,351
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	475,850
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	190,000	158,365
5.250%, 08/15/2027 (A)	410,000	350,242
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	480,000	362,400
4.625%, 06/01/2028 (A)	350,000	305,813
News Corp. 3.875%, 05/15/2029 (A)	420,000	356,521
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (A)	$320,000	$204,819
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	391,873
Sprint Capital Corp. 8.750%, 03/15/2032	115,000	133,256
Sprint Corp.
7.625%, 02/15/2025	510,000	522,789
7.875%, 09/15/2023	670,000	676,844
Switch, Ltd.
3.750%, 09/15/2028 (A)	280,000	278,250
4.125%, 06/15/2029 (A)	260,000	257,513
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	209,215
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	361,200
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	288,969
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	216,022
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	282,532
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	380,113
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	702,061
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	266,475
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	700,000	571,158
		19,090,569
Consumer discretionary – 16.3%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	226,875
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	511,000	459,900
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	818,100
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	580,247	641,173
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	797,164
7.500%, 06/15/2029	160,000	146,400
9.375%, 07/01/2025 (A)	340,000	351,900
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	680,000	101,859
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	500,000	418,867
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	600,000	458,450
6.250%, 07/01/2025 (A)	360,000	346,950
Carnival Corp.
5.750%, 03/01/2027 (A)	690,000	483,380
6.000%, 05/01/2029 (A)	460,000	302,022
Carnival Corp. 10.500%, 06/01/2030 (A)	470,000	376,000
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	536,270
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	506,128
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)	350,000	233,625

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	$410,000	$295,632
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	539,364
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)	700,000	579,250
6.750%, 01/15/2030 (A)	260,000	197,461
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	495,710
Ford Motor Company
3.250%, 02/12/2032	400,000	288,132
6.100%, 08/19/2032	1,170,000	1,031,472
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	631,800
4.950%, 05/28/2027	330,000	294,617
5.113%, 05/03/2029	1,100,000	954,470
5.125%, 06/16/2025	460,000	434,061
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	1,044,151
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	366,929
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	205,700
NCL Corp., Ltd.
5.875%, 03/15/2026 to 02/15/2027 (A)	2,330,000	1,866,530
7.750%, 02/15/2029 (A)	610,000	460,367
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	275,656
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	223,485
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(B)	790,000	616,200
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (A)	640,000	489,600
11.625%, 08/15/2027 (A)	570,000	518,711
Sands China, Ltd. 5.900%, 08/08/2028	200,000	168,102
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	380,756
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	278,214
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	665,575
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	249,759
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	270,000	189,535
7.875%, 05/01/2029 (A)	1,160,000	669,761
TopBuild Corp. 3.625%, 03/15/2029 (A)	320,000	252,637
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	129,625
7.000%, 02/15/2029 (A)	490,000	365,672
13.000%, 05/15/2025 (A)	910,000	942,923
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,093,969
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	418,069
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	248,946
5.125%, 12/15/2029 (A)	260,000	169,000
5.625%, 08/26/2028 (A)	920,000	612,830
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	$360,000	$351,652
		26,201,746
Consumer staples – 0.9%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	290,000	275,990
Edgewell Personal Care Company 4.125%, 04/01/2029 (A)	340,000	282,200
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	482,325
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	466,571
		1,507,086
Energy – 12.9%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	386,600
Apache Corp. 7.750%, 12/15/2029	310,000	315,970
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,136,903
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	624,775
7.625%, 12/15/2025 (A)	350,000	336,000
Cheniere Energy Partners LP 4.000%, 03/01/2031	470,000	394,086
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	76,600
Chord Energy Corp. 6.375%, 06/01/2026 (A)	990,000	940,500
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	580,833
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,178,272
Comstock Resources, Inc. 5.875%, 01/15/2030 (A)	380,000	330,963
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	255,810
6.750%, 09/15/2037 (A)	590,000	572,086
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	260,000	245,050
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	410,000	389,959
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	156,799
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	111,677
4.750%, 01/15/2031 (A)	230,000	182,563
5.500%, 07/15/2028	560,000	478,649
6.500%, 07/01/2027 (A)	220,000	203,299
6.500%, 07/15/2048	1,460,000	1,113,542
7.500%, 06/01/2030 (A)	360,000	340,189
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	530,000	469,479
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	610,000	543,490
MEG Energy Corp. 7.125%, 02/01/2027 (A)	830,000	842,450
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	620,000	539,474
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	250,000	232,091
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	796,875

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp.
4.100%, 02/15/2047	$120,000	$95,523
4.400%, 04/15/2046	180,000	147,941
6.125%, 01/01/2031	330,000	325,050
6.600%, 03/15/2046	390,000	401,700
8.875%, 07/15/2030	490,000	545,517
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,000,000	940,000
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	93,525
6.850%, 06/05/2115	410,000	319,707
Range Resources Corp.
4.750%, 02/15/2030 (A)	440,000	381,581
8.250%, 01/15/2029	490,000	498,575
Southwestern Energy Company 4.750%, 02/01/2032	470,000	393,907
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	320,000	300,400
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	730,000	620,580
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)	530,000	412,075
Western Midstream Operating LP
3.350%, 02/01/2025	530,000	494,066
3.950%, 06/01/2025	110,000	103,400
5.450%, 04/01/2044	620,000	508,612
5.500%, 02/01/2050	530,000	427,975
		20,785,118
Financials – 9.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	167,000
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	530,000	425,038
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	710,000	534,634
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (D)	380,000	352,507
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	368,894
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	510,000	445,230
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	551,791
6.875%, 04/15/2030 (A)	500,000	436,250
Citigroup, Inc.
5.950%, (5.950% to 5-15-25, then 3 month LIBOR + 3.905%), 05/15/2025 (D)	180,000	162,908
6.300%, (6.300% to 5-15-24, then 3 month LIBOR + 3.423%), 05/15/2024 (D)	410,000	381,828
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	299,406
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)	420,000	329,587
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	340,000	327,264
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG
6.375%, (6.375% to 8-21-26, then 5 Year CMT + 4.822%), 08/21/2026 (A)(D)	$430,000	$312,825
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	480,000	431,399
7.250%, (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%), 09/12/2025 (A)(D)	200,000	152,983
9.750%, (9.750% to 6-23-27, then 5 Year CMT + 6.383%), 06/23/2027 (A)(D)	560,000	549,292
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	443,663
5.625%, 01/01/2030 (A)	440,000	376,200
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,025,678	1,524,323
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	891,569
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	310,131
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	275,200
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	370,396
4.750%, 06/15/2029 (A)	300,000	224,595
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	380,000	197,663
6.500%, 11/01/2025 (A)	700,000	420,161
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	290,977
6.500%, 05/01/2028 (A)	430,000	367,457
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	630,435
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	456,658
4.000%, 10/15/2033 (A)	650,000	446,884
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	520,000	441,032
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	272,722
UBS Group AG 7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(D)	550,000	520,410
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	535,349
		15,224,661
Health care – 5.6%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	368,667
5.125%, 03/01/2030 (A)	760,000	626,639
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	591,115
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	224,089
6.125%, 02/01/2027 (A)	360,000	249,176
6.250%, 02/15/2029 (A)	1,220,000	455,213
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	396,736

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)		$1,230,000	$580,068
6.875%, 04/15/2029 (A)		390,000	188,385
Medline Borrower LP
3.875%, 04/01/2029 (A)		480,000	384,811
5.250%, 10/01/2029 (A)		520,000	392,600
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)(B)		890,000	703,607
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)		1,170,000	924,322
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)		460,000	299,867
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)		400,000	357,920
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)		440,000	384,545
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)		1,390,000	1,146,694
7.125%, 01/31/2025		250,000	243,351
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		960,000	440,215
			8,958,020
Industrials – 13.4%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		350,000	339,098
AerCap Ireland Capital DAC 3.300%, 01/30/2032		160,000	120,331
Air Canada 3.875%, 08/15/2026 (A)		460,000	395,025
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		720,000	543,600
6.000%, 06/01/2029 (A)		430,000	277,511
6.625%, 07/15/2026 (A)		360,000	320,850
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		650,000	544,681
American Airlines, Inc.
5.500%, 04/20/2026 (A)		370,000	347,493
5.750%, 04/20/2029 (A)		610,000	532,225
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)		87,392	85,644
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		300,000	248,747
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		650,000	586,625
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	109,407
8.250%, 04/15/2026		1,070,000	1,065,255
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		510,000	412,213
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		470,000	437,737
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	173,055
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$300,000	218,947
GEO Group, Inc. 10.500%, 06/30/2028		607,000	600,268
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	722,200
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)	$510,000	$449,815
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	727,881
Madison IAQ LLC 5.875%, 06/30/2029 (A)	900,000	626,904
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	475,000	464,921
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	870,000	644,341
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	270,000	202,500
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	360,000	295,308
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	680,000	568,857
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	470,000	442,242
6.250%, 01/15/2028 (A)	920,000	785,102
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	630,000	507,767
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	615,748
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	546,000	549,183
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	625,810
The ADT Security Corp. 4.125%, 08/01/2029 (A)	500,000	415,000
The GEO Group, Inc. 9.500%, 12/31/2028 (A)	945,000	874,114
Titan International, Inc. 7.000%, 04/30/2028	670,000	607,898
TransDigm, Inc.
4.625%, 01/15/2029	450,000	362,264
5.500%, 11/15/2027	250,000	217,425
8.000%, 12/15/2025 (A)	200,000	202,842
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	238,800	222,084
United Airlines, Inc.
4.375%, 04/15/2026 (A)	120,000	107,100
4.625%, 04/15/2029 (A)	230,000	190,311
United Rentals North America, Inc.
3.875%, 02/15/2031	500,000	406,640
4.875%, 01/15/2028	640,000	586,778
5.250%, 01/15/2030	400,000	362,012
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	611,800
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)	690,000	564,075
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	343,638
		21,661,272
Information technology – 3.9%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	344,436
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	617,952
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	260,000	203,580

83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CommScope, Inc.
4.750%, 09/01/2029 (A)	$540,000	$440,456
8.250%, 03/01/2027 (A)	1,310,000	1,082,388
Elastic NV 4.125%, 07/15/2029 (A)	570,000	450,209
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	395,910
NCR Corp. 5.125%, 04/15/2029 (A)	190,000	142,504
NortonLifeLock, Inc. 7.125%, 09/30/2030 (A)	340,000	328,851
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	810,000	565,826
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	416,588
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	680,000	620,075
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	638,625
		6,247,400
Materials – 5.4%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	660,000	451,902
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	200,000	163,192
4.000%, 09/01/2029 (A)	800,000	585,882
6.000%, 06/15/2027 (A)	320,000	301,345
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	690,000	431,754
Canpack SA 3.875%, 11/15/2029 (A)	300,000	234,360
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	448,322
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029 (A)	210,000	191,087
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	420,000	411,600
6.875%, 03/01/2026 to 10/15/2027 (A)	1,650,000	1,507,503
7.500%, 04/01/2025 (A)	210,000	202,125
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,870,000	1,560,125
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	240,000	199,531
6.125%, 04/01/2029 (A)	710,000	572,068
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	397,500
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	2,355
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030	420,000	348,600
Pactiv LLC 8.375%, 04/15/2027	20,000	17,850
Summit Materials LLC 5.250%, 01/15/2029 (A)	720,000	633,600
		8,660,711
Real estate – 2.7%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	161,875
4.750%, 02/15/2028	930,000	585,900
9.750%, 06/15/2025	170,000	153,784
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	$800,000	$636,327
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	452,381
5.000%, 03/01/2028 (A)	250,000	200,558
IIP Operating Partnership LP 5.500%, 05/25/2026	950,000	848,467
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	450,000	348,342
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	139,250
4.625%, 08/01/2029	260,000	209,188
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	333,840
Service Properties Trust 5.500%, 12/15/2027	400,000	324,908
		4,394,820
Utilities – 1.1%
Calpine Corp. 5.000%, 02/01/2031 (A)	300,000	238,367
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	279,072
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,200,000	1,072,251
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	239,499
		1,829,189
TOTAL CORPORATE BONDS (Cost $167,884,262)		$134,560,592
CONVERTIBLE BONDS – 0.9%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	364,640
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	90,000	64,035
		428,675
Consumer discretionary – 0.3%
DraftKings Holdings, Inc. 8.230%, 03/15/2028 (E)	640,000	413,080
Liberty Latin America, Ltd. 2.000%, 07/15/2024	70,000	61,209
		474,289
Financials – 0.2%
Blackstone Mortgage Trust, Inc. 5.500%, 03/15/2027	360,000	306,225
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	370,000	315,055
TOTAL CONVERTIBLE BONDS (Cost $1,907,482)		$1,524,244
TERM LOANS (F) – 5.1%
Consumer discretionary – 1.7%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 7.052%, 08/12/2028	334,443	330,891
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 12.674%, 03/08/2024	371,450	297,160
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%) 8.368%, 03/30/2027	344,750	330,615

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 6.865%, 03/06/2028	$324,250	$298,796
Rent-A-Center, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 6.063%, 02/17/2028	591,000	534,855
Spencer Spirit IH LLC, Term Loan B (3 month LIBOR + 6.000%) 8.806%, 06/19/2026	584,410	569,069
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 6.615%, 01/31/2028	344,750	299,646
		2,661,032
Financials – 0.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 6.615%, 02/15/2027	448,500	409,068
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%) 7.134%, 08/19/2028	400,000	339,832
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 9.865%, 04/07/2028	190,000	183,350
		932,250
Health care – 0.8%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 7.424%, 02/18/2027	488,263	441,878
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month SOFR + 4.500%) 7.621%, 11/15/2028	380,000	353,400
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 8.115%, 06/26/2026	639,487	457,931
		1,253,209
Industrials – 0.3%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 8.777%, 06/21/2027	427,500	428,492
Information technology – 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%) 9.903%, 02/19/2029	820,000	761,780
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 7.056%, 11/29/2025	648,051	578,872
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 6.865%, 02/01/2028	415,858	393,402
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 7.533%, 04/27/2028	465,300	342,926
Redstone Holdco 2 LP , 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 10.519%, 04/27/2029	520,000	411,128
		2,488,108
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 7.674%, 12/31/2027 (G)	$516,376	$406,749
TOTAL TERM LOANS (Cost $9,147,953)		$8,169,840
ASSET BACKED SECURITIES – 7.1%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 5.810%, 04/20/2032 (A)(H)	260,000	227,074
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 5.381%, 01/17/2032 (A)(H)	350,000	310,446
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 9.110%, 01/20/2032 (A)(H)	500,000	415,618
Ballyrock CLO, Ltd.
Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 9.462%, 10/15/2028 (A)(H)	250,000	239,086
Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 8.282%, 04/20/2035 (A)(H)	710,000	586,003
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 5.610%, 07/20/2029 (A)(H)	250,000	225,941
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 8.390%, 01/20/2032 (A)(H)	330,000	275,109
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 5.612%, 07/15/2034 (A)(H)	250,000	212,524
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 5.562%, 10/15/2030 (A)(H)	250,000	227,287
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 10.774%, 08/20/2032 (A)(H)	300,000	255,030
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 9.512%, 04/15/2029 (A)(H)	600,000	520,979
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 6.410%, 07/20/2031 (A)(H)	500,000	441,368
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 8.710%, 04/20/2029 (A)(H)	500,000	414,788
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 8.140%, 04/17/2030 (A)(H)	250,000	200,521
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 9.112%, 04/15/2034 (A)(H)	470,000	393,668

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 6.005%, 08/15/2031 (A)(H)	$250,000	$223,895
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 9.012%, 01/15/2035 (A)(H)	440,000	384,707
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.700%) 5.212%, 10/15/2029 (A)(H)	400,000	379,251
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.012%, 04/15/2031 (A)(H)	290,000	251,409
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 7.462%, 04/15/2031 (A)(H)	250,000	198,640
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 6.391%, 04/17/2034 (A)(H)	250,000	224,908
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 8.410%, 01/20/2030 (A)(H)	420,000	354,112
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 7.910%, 10/20/2027 (A)(H)	350,000	302,099
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 8.192%, 10/15/2031 (A)(H)	300,000	249,061
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 8.728%, 04/15/2035 (A)(H)	250,000	202,193
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 5.360%, 01/20/2031 (A)(H)	500,000	414,168
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 5.632%, 07/15/2031 (A)(H)	250,000	207,416
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 8.652%, 10/21/2030 (A)(H)	250,000	208,834
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 8.977%, 01/20/2035 (A)(H)	500,000	420,651
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 5.590%, 10/18/2029 (A)(H)	250,000	223,082
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 5.653%, 02/24/2037 (A)(H)	250,000	218,601
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 9.405%, 04/15/2031 (A)(H)	$390,000	$371,670
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 6.852%, 06/22/2030 (A)(H)	570,000	467,201
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 9.960%, 07/20/2034 (A)(H)	280,000	242,574
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 5.332%, 04/15/2027 (A)(H)	350,000	308,984
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 8.252%, 04/15/2027 (A)(H)	350,000	261,400
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month LIBOR + 3.250%) 5.960%, 10/20/2034 (A)(H)	500,000	434,116
TOTAL ASSET BACKED SECURITIES (Cost $13,053,590)		$11,494,414
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Energy – 0.5%
Berry Corp.	62,206	466,545
Chord Energy Corp.	2,636	360,526
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Permian Production (J)	19,583	11,750
		841,755
TOTAL COMMON STOCKS (Cost $4,173,036)		$841,755
PREFERRED SECURITIES – 0.9%
Energy – 0.4%
MPLX LP, 8.461% (G)	16,445	526,240
Financials – 0.5%
B. Riley Financial, Inc., 5.000%	13,375	300,403
B. Riley Financial, Inc., 5.250%	9,825	207,111
B. Riley Financial, Inc., 6.000%	13,075	296,933
		804,447
TOTAL PREFERRED SECURITIES (Cost $1,441,338)		$1,330,687
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
Magellan Health, Inc. (G)(J)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 3.0556% (K)(L)	395,097	$3,947,808
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.9409% (K)	689,157	689,157
TOTAL SHORT-TERM INVESTMENTS (Cost $4,637,228)		$4,636,965
Total Investments (High Yield Trust) (Cost $203,650,049) – 101.3%		$163,019,116
Other assets and liabilities, net – (1.3%)		(2,059,051)
TOTAL NET ASSETS – 100.0%		$160,960,065
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
High Yield Trust (continued)
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,304,946 or 72.9% of the fund's net assets as of 9-30-22.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $3,868,902.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 9-30-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Dec 2022	$9,024,687	$8,708,133	$(316,554)
						$(316,554)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	833,915	USD	640,274	MSCS	10/18/2022	—	$(36,599)
EUR	442,617	USD	448,694	BNP	10/18/2022	—	(14,491)
MXN	1,370,045	USD	65,772	MSCS	10/18/2022	$2,081	—
USD	646,214	CAD	836,249	BNP	10/18/2022	40,850	—
USD	58,587	MXN	1,174,325	MSCS	10/18/2022	427	—
						$43,358	$(51,090)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	$355,000	5.000%	Quarterly	Jun 2027	$(8,387)	$15,743	$7,356
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(8,034)	10,242	2,208
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	25,415	3,971	29,386
Centrally cleared	Beazer Homes USA	470,000	USD	470,000	5.000%	Quarterly	Dec 2027	58,727	3,184	61,911
Centrally cleared	KB Home	662,000	USD	662,000	5.000%	Quarterly	Dec 2027	(6,317)	(3,264)	(9,581)
				$2,147,000				$61,404	$29,876	$91,280
87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.297%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(25,659)	$18,373	$(7,286)
Centrally cleared	Ford Motor Credit Company LLC	5.270%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	104,407	(113,245)	(8,838)
					$1,550,000				$78,748	$(94,872)	$(16,124)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Australia - 4.9%
Ampol, Ltd.	8,214	$151,934
APA Group	40,668	250,229
Aristocrat Leisure, Ltd.	20,772	438,012
ASX, Ltd.	6,673	307,114
Aurizon Holdings, Ltd.	63,445	140,319
Australia & New Zealand Banking Group, Ltd.	103,645	1,517,244
BHP Group, Ltd.	174,488	4,337,460
BlueScope Steel, Ltd.	18,252	177,258
Brambles, Ltd.	49,445	361,713
Cochlear, Ltd.	2,361	293,279
Coles Group, Ltd.	45,978	484,719
Commonwealth Bank of Australia	58,842	3,423,142
Computershare, Ltd.	18,728	298,714
CSL, Ltd.	16,501	3,001,000
Dexus	39,487	196,431
Domino's Pizza Enterprises, Ltd.	2,429	80,027
Endeavour Group, Ltd.	46,231	207,769
Evolution Mining, Ltd.	63,178	82,421
Fortescue Metals Group, Ltd.	58,369	626,614
Goodman Group	57,954	585,732
IDP Education, Ltd.	7,195	120,865
Insurance Australia Group, Ltd.	88,042	260,452
Lendlease Corp., Ltd.	25,385	145,130
Macquarie Group, Ltd.	12,682	1,237,263
Medibank Private, Ltd.	99,625	222,679
Mineral Resources, Ltd.	5,861	246,013
Mirvac Group	141,329	176,054
MMG, Ltd. (A)	148,000	35,218
National Australia Bank, Ltd.	112,790	2,088,391
Newcrest Mining, Ltd.	30,415	333,933
Northern Star Resources, Ltd.	39,419	197,383
Orica, Ltd.	18,991	161,682
Origin Energy, Ltd.	60,705	201,418
Qantas Airways, Ltd. (A)	31,854	102,224
QBE Insurance Group, Ltd.	50,892	377,602
Ramsay Health Care, Ltd.	6,659	244,436
REA Group, Ltd.	1,952	142,080
Reece, Ltd.	11,689	105,039
Rio Tinto, Ltd.	12,795	774,002
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Santos, Ltd.	110,903	$512,323
Scentre Group	178,901	292,304
SEEK, Ltd.	11,910	144,752
Sonic Healthcare, Ltd.	16,282	317,585
South32, Ltd.	112,851	267,899
South32, Ltd. (London Stock Exchange)	48,980	115,962
Stockland	87,409	182,932
Suncorp Group, Ltd.	43,519	280,827
Telstra Corp., Ltd.	142,830	352,681
The GPT Group	71,628	176,289
The Lottery Corp, Ltd. (A)	82,609	221,388
Transurban Group	105,808	835,613
Treasury Wine Estates, Ltd.	26,341	211,950
Vicinity Centres	148,057	165,081
Washington H. Soul Pattinson & Company, Ltd.	7,463	128,303
Wesfarmers, Ltd.	39,081	1,068,420
Westpac Banking Corp.	119,614	1,582,498
WiseTech Global, Ltd.	5,291	172,871
Woodside Energy Group, Ltd.	64,951	1,327,052
Woolworths Group, Ltd.	41,774	907,779
		33,397,504
Austria - 0.1%
Erste Group Bank AG	11,747	257,519
OMV AG	5,543	200,618
Verbund AG	2,442	208,491
voestalpine AG	4,357	73,808
		740,436
Belgium - 0.5%
Ageas SA/NV	6,383	232,798
Anheuser-Busch InBev SA/NV	29,951	1,356,674
D'ieteren Group	850	119,765
Elia Group SA/NV	1,148	135,086
Groupe Bruxelles Lambert SA	3,809	266,382
KBC Group NV	8,597	407,960
Proximus SADP	5,996	62,167
Sofina SA	537	92,680
Solvay SA	2,881	223,052
UCB SA	4,152	288,139
Umicore SA	7,155	210,051

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Warehouses De Pauw CVA	5,082	$124,817
		3,519,571
Brazil - 1.2%
Ambev SA	172,330	496,447
Americanas SA	22,046	69,395
Atacadao SA	13,900	49,809
B3 SA - Brasil Bolsa Balcao	221,721	536,387
Banco Bradesco SA	51,324	155,180
Banco BTG Pactual SA	37,204	171,111
Banco do Brasil SA	28,713	205,034
Banco Santander Brasil SA	14,000	78,742
BB Seguridade Participacoes SA	24,400	120,183
BRF SA (A)	26,314	62,830
CCR SA	40,100	93,144
Centrais Eletricas Brasileiras SA	20,247	161,282
Centrais Eletricas Brasileiras SA, ADR	1,429	12,118
Cia Brasileira de Distribuicao, ADR	628	2,223
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	103,625
Cia Siderurgica Nacional SA, ADR	11,800	28,084
Cosan SA	40,344	129,984
CPFL Energia SA	7,900	49,441
Energisa SA	6,100	47,370
Engie Brasil Energia SA	7,275	51,936
Equatorial Energia SA	34,400	171,542
Hapvida Participacoes e Investimentos S/A (B)	158,579	222,537
Hypera SA	14,108	115,728
Inter & Company, Inc., BDR	1	2
JBS SA	34,073	158,669
Klabin SA	24,000	80,751
Localiza Rent a Car SA	20,227	229,067
Lojas Renner SA	32,186	166,170
Magazine Luiza SA (A)	94,607	78,571
Natura & Company Holding SA	26,929	73,533
Petro Rio SA (A)	24,100	122,994
Petroleo Brasileiro SA	133,229	817,006
Raia Drogasil SA	35,900	151,271
Rede D'Or Sao Luiz SA (B)	13,400	73,827
Rumo SA	45,451	155,706
Sendas Distribuidora SA	24,690	80,327
Suzano SA	22,263	183,656
Suzano SA, ADR	3,164	26,103
Telefonica Brasil SA	9,652	72,448
Telefonica Brasil SA, ADR	6,017	45,248
TIM SA	28,020	62,747
TOTVS SA	17,746	96,554
Ultrapar Participacoes SA	25,400	55,232
Vale SA	136,650	1,824,922
Vibra Energia SA	44,000	140,703
WEG SA	56,116	334,344
		8,163,983
Canada - 8.3%
Agnico Eagle Mines, Ltd.	15,877	670,780
Air Canada (A)	7,300	87,726
Algonquin Power & Utilities Corp.	25,935	283,316
Alimentation Couche-Tard, Inc.	29,900	1,203,706
AltaGas, Ltd.	11,500	220,201
ARC Resources, Ltd.	23,500	282,235
Bank of Montreal	22,976	2,013,758
Barrick Gold Corp.	41,577	644,416
Barrick Gold Corp. (London Stock Exchange)	20,657	302,331
BCE, Inc.	2,924	122,603
BlackBerry, Ltd. (A)	21,000	98,968
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Brookfield Asset Management, Inc., Class A	49,072	$2,007,499
BRP, Inc.	1,300	80,079
CAE, Inc. (A)	12,000	184,081
Cameco Corp.	15,100	400,743
Canadian Apartment Properties REIT	3,400	103,623
Canadian Imperial Bank of Commerce (C)	31,400	1,374,340
Canadian National Railway Company	20,300	2,192,315
Canadian Natural Resources, Ltd.	40,060	1,864,740
Canadian Pacific Railway, Ltd.	32,300	2,156,139
Canadian Tire Corp., Ltd., Class A	2,100	223,553
Canadian Utilities, Ltd., Class A	4,600	119,650
CCL Industries, Inc., Class B	5,400	261,761
Cenovus Energy, Inc.	47,759	733,663
CGI, Inc. (A)	7,900	594,723
Constellation Software, Inc.	700	974,020
Dollarama, Inc.	9,700	556,854
Emera, Inc.	9,500	384,374
Empire Company, Ltd., Class A	6,200	154,220
Enbridge, Inc.	69,000	2,558,497
Fairfax Financial Holdings, Ltd.	919	419,726
First Quantum Minerals, Ltd.	20,054	340,440
FirstService Corp.	1,500	178,554
Fortis, Inc.	16,364	621,698
Franco-Nevada Corp.	6,569	784,656
George Weston, Ltd.	2,799	293,061
GFL Environmental, Inc.	6,400	161,743
Gildan Activewear, Inc.	7,300	206,367
Great-West Lifeco, Inc.	9,900	213,717
Hydro One, Ltd. (B)	11,900	291,007
iA Financial Corp., Inc.	4,100	208,332
IGM Financial, Inc.	3,000	74,753
Imperial Oil, Ltd.	8,630	373,664
Intact Financial Corp.	6,200	877,430
Ivanhoe Mines, Ltd., Class A (A)	23,800	153,170
Keyera Corp.	8,500	175,003
Kinross Gold Corp.	45,229	170,262
Lightspeed Commerce, Inc. (A)	4,400	77,434
Loblaw Companies, Ltd.	6,140	486,186
Lundin Mining Corp.	26,000	131,379
Magna International, Inc.	10,400	493,367
Manulife Financial Corp. (D)	68,000	1,067,246
Metro, Inc.	9,057	453,522
National Bank of Canada	11,500	720,795
Northland Power, Inc.	8,100	237,192
Nutrien, Ltd.	18,790	1,567,024
Nuvei Corp. (A)(B)	2,600	70,263
Onex Corp.	2,700	123,844
Open Text Corp.	9,700	256,377
Pan American Silver Corp.	7,300	116,052
Parkland Corp.	5,416	116,056
Pembina Pipeline Corp.	18,698	567,972
Power Corp. of Canada	20,512	462,257
Quebecor, Inc., Class B	6,400	118,006
Restaurant Brands International, Inc.	10,546	560,988
RioCan Real Estate Investment Trust	6,300	84,921
Ritchie Brothers Auctioneers, Inc.	4,300	268,674
Rogers Communications, Inc., Class B	12,100	466,095
Royal Bank of Canada	48,600	4,375,706
Saputo, Inc.	9,100	216,935
Shaw Communications, Inc., Class B	16,926	411,586
Shopify, Inc., Class A (A)	39,000	1,049,995
Sun Life Financial, Inc.	20,600	819,168
Suncor Energy, Inc.	48,935	1,378,052

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TC Energy Corp.	34,197	$1,377,436
Teck Resources, Ltd., Class B	16,161	491,493
TELUS Corp. (C)	17,148	340,514
TFI International, Inc.	3,200	289,595
The Bank of Nova Scotia (C)	41,400	1,969,074
The Toronto-Dominion Bank	62,072	3,806,957
Thomson Reuters Corp.	5,854	600,932
TMX Group, Ltd.	2,000	183,965
Toromont Industries, Ltd.	3,200	222,762
Tourmaline Oil Corp.	10,700	556,089
West Fraser Timber Company, Ltd.	2,100	151,919
Wheaton Precious Metals Corp.	15,410	498,997
WSP Global, Inc.	4,300	473,534
		56,058,856
Chile - 0.1%
Antofagasta PLC	15,127	185,362
Banco Santander Chile, ADR	5,508	77,167
Cencosud SA	61,383	77,639
Enel Chile SA, ADR	18,222	25,146
Sociedad Quimica y Minera de Chile SA, ADR	4,430	402,023
		767,337
China - 8.0%
360 DigiTech, Inc., ADR	2,900	37,178
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	11,500
3SBio, Inc. (B)	40,500	28,693
AAC Technologies Holdings, Inc. (A)	27,342	42,496
AECC Aviation Power Company, Ltd., Class A	3,600	21,169
Agricultural Bank of China, Ltd., Class A	165,700	66,762
Agricultural Bank of China, Ltd., H Shares	1,000,000	299,295
Aier Eye Hospital Group Company, Ltd., Class A	15,065	60,772
Air China, Ltd., H Shares (A)	84,534	64,294
Airtac International Group	4,185	95,750
Alibaba Group Holding, Ltd. (A)	489,200	4,881,893
Alibaba Group Holding, Ltd., ADR (A)	3,828	306,202
A-Living Smart City Services Company, Ltd. (B)	22,000	17,306
Aluminum Corp. of China, Ltd., A Shares	29,100	16,863
Aluminum Corp. of China, Ltd., H Shares	131,220	42,435
Anhui Conch Cement Company, Ltd., Class A	8,900	36,024
Anhui Conch Cement Company, Ltd., H Shares	44,290	139,991
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	53,178
Anhui Gujing Distillery Company, Ltd., Class A	900	34,464
ANTA Sports Products, Ltd.	41,600	436,667
Autohome, Inc., ADR	2,600	74,776
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	8,461
AviChina Industry & Technology Company, Ltd., H Shares	72,000	27,754
Baidu, Inc., Class A (A)	80,000	1,177,696
Bank of Beijing Company, Ltd., Class A	47,000	27,205
Bank of China, Ltd., Class A	78,100	33,999
Bank of China, Ltd., H Shares	2,720,563	888,523
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., Class A	87,300	$56,810
Bank of Communications Company, Ltd., H Shares	292,527	154,213
Bank of Hangzhou Company, Ltd., Class A	11,400	22,843
Bank of Jiangsu Company, Ltd., Class A	33,410	34,936
Bank of Nanjing Company, Ltd., Class A	13,600	20,145
Bank of Ningbo Company, Ltd., Class A	13,750	60,996
Bank of Shanghai Company, Ltd., Class A	31,610	26,045
Baoshan Iron & Steel Company, Ltd., Class A	41,300	30,547
BeiGene, Ltd., ADR (A)	1,700	229,194
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	28,481
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	4,762
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	8,636
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	84,100	53,458
Bilibili, Inc., ADR (A)	5,800	88,856
Bilibili, Inc., Class Z (A)	520	7,986
BOE Technology Group Company, Ltd., Class A	75,300	34,636
BYD Company, Ltd., Class A	4,000	141,878
BYD Company, Ltd., H Shares	28,105	692,383
BYD Electronic International Company, Ltd.	22,500	53,767
CanSino Biologics, Inc., Class A	254	4,312
CanSino Biologics, Inc., H Shares (B)	2,400	13,506
CGN Power Company, Ltd., H Shares (B)	364,000	78,621
Changchun High & New Technology Industry Group, Inc., Class A	800	19,161
China Cinda Asset Management Company, Ltd., H Shares	304,800	33,652
China CITIC Bank Corp., Ltd., H Shares	310,800	123,339
China Coal Energy Company, Ltd., H Shares	70,000	63,062
China Communications Services Corp., Ltd., H Shares	129,600	43,571
China Conch Venture Holdings, Ltd.	57,900	92,069
China Construction Bank Corp., Class A	15,400	11,971
China Construction Bank Corp., H Shares	3,285,914	1,896,636
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	10,842
China Everbright Bank Company, Ltd., Class A	88,600	35,165
China Everbright Bank Company, Ltd., H Shares	120,000	32,948
China Evergrande Group (A)	65,959	5,593
China Feihe, Ltd. (B)	119,000	83,088
China Galaxy Securities Company, Ltd., H Shares	129,500	59,662
China Greatwall Technology Group Company, Ltd., Class A	6,500	7,805
China Hongqiao Group, Ltd.	78,000	63,852
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (B)	52,000	74,996
China Lesso Group Holdings, Ltd.	36,000	33,322

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Life Insurance Company, Ltd., Class A	4,500	$20,010
China Life Insurance Company, Ltd., H Shares	255,624	327,053
China Literature, Ltd. (A)(B)	14,000	39,372
China Longyuan Power Group Corp., Ltd., H Shares	114,000	142,454
China Medical System Holdings, Ltd.	48,300	57,536
China Meidong Auto Holdings, Ltd.	18,000	28,484
China Merchants Bank Company, Ltd., Class A	45,900	217,023
China Merchants Bank Company, Ltd., H Shares	133,823	619,314
China Merchants Securities Company, Ltd., Class A	16,510	28,625
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	40,545
China Minsheng Banking Corp., Ltd., Class A	78,880	37,658
China Minsheng Banking Corp., Ltd., H Shares	194,496	55,616
China National Building Material Company, Ltd., H Shares	138,000	105,077
China National Nuclear Power Company, Ltd., Class A	20,900	17,174
China Oilfield Services, Ltd., H Shares	56,000	55,458
China Pacific Insurance Group Company, Ltd., Class A	14,000	39,987
China Pacific Insurance Group Company, Ltd., H Shares	94,100	172,802
China Petroleum & Chemical Corp., Class A	56,700	34,304
China Petroleum & Chemical Corp., H Shares	873,361	372,949
China Railway Group, Ltd., Class A	30,000	22,075
China Railway Group, Ltd., H Shares	144,000	70,720
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	89,313
China Shenhua Energy Company, Ltd., Class A	9,800	43,610
China Shenhua Energy Company, Ltd., H Shares	113,500	337,737
China Southern Airlines Company, Ltd., Class A (A)	13,800	12,896
China Southern Airlines Company, Ltd., H Shares (A)	64,000	33,682
China State Construction Engineering Corp., Ltd., Class A	93,340	67,543
China Suntien Green Energy Corp., Ltd., H Shares	60,000	21,886
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	46,434
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	118,809
China Tower Corp., Ltd., H Shares (B)	1,496,000	159,835
China Vanke Company, Ltd., Class A	21,600	54,255
China Vanke Company, Ltd., H Shares	56,900	102,975
China Yangtze Power Company, Ltd., Class A	48,900	156,524
Chinasoft International, Ltd. (A)	96,000	58,641
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	37,660
CIFI Holdings Group Company, Ltd.	145,767	14,729
CITIC Securities Company, Ltd., Class A	25,185	61,650
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC Securities Company, Ltd., H Shares	86,825	$146,971
CITIC, Ltd.	207,967	195,938
CMOC Group, Ltd., Class A	28,400	18,845
CMOC Group, Ltd., H Shares	129,000	50,085
Contemporary Amperex Technology Company, Ltd., Class A	4,900	275,893
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	40,087
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	139,115
Country Garden Holdings Company, Ltd.	270,117	62,397
Country Garden Services Holdings Company, Ltd.	69,000	100,742
CRRC Corp., Ltd., H Shares	145,000	46,831
CSC Financial Company, Ltd., Class A	6,200	20,134
CSPC Pharmaceutical Group, Ltd.	303,120	300,445
Dali Foods Group Company, Ltd. (B)	73,000	31,436
Daqo New Energy Corp., ADR (A)	2,500	132,700
Dongfeng Motor Group Company, Ltd., H Shares	91,220	48,763
Dongyue Group, Ltd.	49,000	48,557
East Money Information Company, Ltd., Class A	25,747	63,676
Ecovacs Robotics Company, Ltd., Class A	2,300	21,518
ENN Energy Holdings, Ltd.	26,600	354,663
Eve Energy Company, Ltd., Class A	4,181	49,601
Everbright Securities Company, Ltd., Class A	8,700	16,067
Flat Glass Group Company, Ltd., H Shares	23,000	55,654
Focus Media Information Technology Company, Ltd., Class A	32,700	25,380
Foshan Haitian Flavouring & Food Company, Ltd., Class A	8,580	99,939
Fosun International, Ltd.	85,000	52,530
Founder Securities Company, Ltd., Class A	13,200	12,163
Foxconn Industrial Internet Company, Ltd., Class A	6,400	7,665
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	22,626
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	83,403
Ganfeng Lithium Company, Ltd., Class A	3,360	35,308
Ganfeng Lithium Company, Ltd., H Shares (B)	12,039	79,530
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	27,053
GDS Holdings, Ltd., ADR (A)	3,400	60,044
GDS Holdings, Ltd., Class A (A)	2,800	6,160
Gemdale Corp., Class A	7,300	11,826
Genscript Biotech Corp. (A)	40,000	86,590
GF Securities Company, Ltd., Class A	13,200	26,463
GF Securities Company, Ltd., H Shares	47,800	51,874
GigaDevice Semiconductor, Inc., Class A	1,372	17,992
GoerTek, Inc., Class A	5,200	19,339
Great Wall Motor Company, Ltd., H Shares	104,500	119,134
Greentown China Holdings, Ltd.	29,000	54,429
Greentown Service Group Company, Ltd.	48,000	31,727
Guangdong Haid Group Company, Ltd., Class A	3,500	29,706

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	$71,274
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,389
Guosen Securities Company, Ltd., Class A	6,600	7,985
Guotai Junan Securities Company, Ltd., Class A	16,700	32,066
H World Group, Ltd., ADR	6,700	224,718
Haidilao International Holding, Ltd. (A)(B)	38,000	73,708
Haier Smart Home Company, Ltd., Class A	13,600	47,246
Haier Smart Home Company, Ltd., H Shares	83,800	255,002
Haitian International Holdings, Ltd.	21,000	39,740
Haitong Securities Company, Ltd., Class A	18,000	21,909
Haitong Securities Company, Ltd., H Shares	113,200	59,861
Hangzhou First Applied Material Company, Ltd., Class A	3,920	29,176
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	11,661
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	21,762
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	4,100	32,963
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	63,145
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	15,156
Hengan International Group Company, Ltd.	25,000	111,771
Hengli Petrochemical Company, Ltd., Class A	9,500	22,542
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	9,788
Hua Hong Semiconductor, Ltd. (A)(B)	20,000	45,300
Huadong Medicine Company, Ltd., Class A	2,800	15,798
Hualan Biological Engineering, Inc., Class A	4,030	10,287
Huaneng Power International, Inc., H Shares (A)	149,436	64,802
Huatai Securities Company, Ltd., Class A	16,400	27,898
Huatai Securities Company, Ltd., H Shares (B)	48,800	53,519
Huaxia Bank Company, Ltd., Class A	28,500	20,183
Huayu Automotive Systems Company, Ltd., Class A	5,100	11,822
Hundsun Technologies, Inc., Class A	3,075	14,632
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	11,400	63,769
Iflytek Company, Ltd., Class A	9,600	44,289
Industrial & Commercial Bank of China, Ltd., Class A	120,000	73,537
Industrial & Commercial Bank of China, Ltd., H Shares	1,927,735	904,312
Industrial Bank Company, Ltd., Class A	46,200	108,029
Industrial Securities Company, Ltd., Class A (A)	14,900	11,402
Ingenic Semiconductor Company, Ltd., Class A	2,800	29,034
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	$12,613
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	63,102
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	54,628
Innovent Biologics, Inc. (A)(B)	35,000	107,566
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	9,015
iQIYI, Inc., ADR (A)	12,000	32,520
JA Solar Technology Company, Ltd., Class A	4,480	40,329
JD Health International, Inc. (A)(B)	38,200	217,600
JD.com, Inc., Class A	73,673	1,858,636
Jiangsu Expressway Company, Ltd., H Shares	41,145	30,891
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	18,809
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	69,978
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	18,047
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	75,727
Jiangxi Copper Company, Ltd., H Shares	39,075	45,078
Jinxin Fertility Group, Ltd. (B)	44,000	21,406
Jiumaojiu International Holdings, Ltd. (B)	22,000	35,777
Kanzhun, Ltd., ADR (A)	2,900	48,952
KE Holdings, Inc., ADR (A)	11,800	206,736
Kingdee International Software Group Company, Ltd. (A)	89,000	115,999
Kingsoft Corp., Ltd.	32,800	86,787
Kuaishou Technology (A)(B)	59,600	382,283
Kweichow Moutai Company, Ltd., Class A	2,500	657,953
Lenovo Group, Ltd.	257,436	178,067
Lens Technology Company, Ltd., Class A	7,300	9,469
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	11,903
Li Auto, Inc., ADR (A)	19,000	437,190
Li Ning Company, Ltd.	80,500	610,825
Lingyi iTech Guangdong Company, Class A (A)	12,700	7,941
Longfor Group Holdings, Ltd. (B)	62,600	179,446
LONGi Green Energy Technology Company, Ltd., Class A	15,064	101,064
Lufax Holding, Ltd., ADR	28,800	73,152
Luxshare Precision Industry Company, Ltd., Class A	15,495	63,914
Luzhou Laojiao Company, Ltd., Class A	3,300	107,219
Mango Excellent Media Company, Ltd., Class A	3,300	11,560
Maxscend Microelectronics Company, Ltd., Class A	1,440	17,860
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	4,988
Meituan, Class B (A)(B)	150,500	3,162,977
Metallurgical Corp. of China, Ltd., Class A	28,700	12,048
Microport Scientific Corp. (A)	25,019	42,637
Ming Yuan Cloud Group Holdings, Ltd.	24,000	14,119
Minth Group, Ltd.	26,000	57,096
Muyuan Foods Company, Ltd., Class A	9,282	71,267

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
NARI Technology Company, Ltd., Class A	14,832	$51,725
NAURA Technology Group Company, Ltd., Class A	1,100	42,984
NetEase, Inc.	71,000	1,071,350
New China Life Insurance Company, Ltd., Class A	4,600	17,415
New China Life Insurance Company, Ltd., H Shares	29,500	56,182
New Hope Liuhe Company, Ltd., Class A (A)	6,800	13,304
New Oriental Education & Technology Group, Inc. (A)	51,000	124,598
NIO, Inc., ADR (A)	45,100	711,227
Nongfu Spring Company, Ltd., H Shares (B)	60,400	349,309
Orient Securities Company, Ltd., Class A	12,288	13,256
Perfect World Company, Ltd., Class A	4,350	7,586
PetroChina Company, Ltd., Class A	36,000	26,102
PetroChina Company, Ltd., H Shares	712,261	291,165
Pharmaron Beijing Company, Ltd., H Shares (B)	6,300	30,477
PICC Property & Casualty Company, Ltd., H Shares	252,363	260,965
Pinduoduo, Inc., ADR (A)	15,900	995,022
Ping An Bank Company, Ltd., Class A	38,200	63,649
Ping An Healthcare and Technology Company, Ltd. (A)(B)	17,400	32,721
Ping An Insurance Group Company of China, Ltd., Class A	24,100	140,710
Ping An Insurance Group Company of China, Ltd., H Shares	224,790	1,121,431
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	67,168
Pop Mart International Group, Ltd. (B)	19,200	35,110
Postal Savings Bank of China Company, Ltd., H Shares (B)	331,000	194,550
Power Construction Corp. of China, Ltd., Class A	20,500	20,020
Raytron Technology Company, Ltd., Class A	2,601	13,851
RLX Technology, Inc., ADR (A)	24,900	26,145
Rongsheng Petrochemical Company, Ltd., Class A	13,950	27,103
SAIC Motor Corp., Ltd., Class A	17,300	34,719
Sangfor Technologies, Inc., Class A	700	9,839
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	36,878
Sany Heavy Industry Company, Ltd., Class A	18,600	36,225
SDIC Power Holdings Company, Ltd., Class A	10,900	16,471
Seazen Group, Ltd. (A)	67,047	15,599
Seazen Holdings Company, Ltd., Class A (A)	5,000	12,281
SF Holding Company, Ltd., Class A	10,100	67,085
Shaanxi Coal Industry Company, Ltd., Class A	13,400	42,952
Shandong Gold Mining Company, Ltd., Class A	5,880	14,243
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	34,209
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	107,173
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Baosight Software Company, Ltd., Class B	22,880	$66,363
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	13,269
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	42,247
Shanghai International Airport Company, Ltd., Class A (A)	1,600	12,978
Shanghai International Port Group Company, Ltd., Class A	13,700	10,715
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	30,704
Shanghai M&G Stationery, Inc., Class A	2,000	12,699
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	42,890
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	64,730
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	83,420
Shengyi Technology Company, Ltd., Class A	5,100	9,395
Shennan Circuits Company, Ltd., Class A	1,120	11,909
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	19,652
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	44,891
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,240	9,539
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	105,159
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	8,950
Shenzhou International Group Holdings, Ltd.	28,300	218,520
Shimao Services Holdings, Ltd. (A)(B)	34,000	7,193
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	16,585
Silergy Corp.	12,000	156,503
Sinopharm Group Company, Ltd., H Shares	42,800	85,420
Sinotruk Hong Kong, Ltd.	24,500	20,358
Smoore International Holdings, Ltd. (B)	62,000	73,553
Songcheng Performance Development Company, Ltd., Class A	5,760	9,716
Sunac China Holdings, Ltd. (A)(E)	87,000	45,685
Sungrow Power Supply Company, Ltd., Class A	3,000	46,472
Sunny Optical Technology Group Company, Ltd.	24,400	231,888
TAL Education Group, ADR (A)	12,800	63,232
TCL Technology Group Corp., Class A	21,800	11,134
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	6,600	41,501
Tencent Holdings, Ltd.	214,000	7,228,132
Tencent Music Entertainment Group, ADR (A)	25,200	102,312
The People's Insurance Company Group of China, Ltd., H Shares	265,000	76,776
Thunder Software Technology Company, Ltd., Class A	900	13,339
Tingyi Cayman Islands Holding Corp.	76,000	130,881
Tongcheng Travel Holdings, Ltd. (A)	41,600	81,183
Tongwei Company, Ltd., Class A	6,200	40,825

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Topsports International Holdings, Ltd. (B)	64,000	$44,738
TravelSky Technology, Ltd., H Shares	31,000	47,448
Trip.com Group, Ltd., ADR (A)	18,900	516,159
Tsingtao Brewery Company, Ltd., H Shares	22,000	207,411
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	34,076
Uni-President China Holdings, Ltd.	46,000	38,544
Unisplendour Corp., Ltd., Class A	5,320	11,863
Vipshop Holdings, Ltd., ADR (A)	15,300	128,673
Walvax Biotechnology Company, Ltd., Class A	3,400	17,703
Wanhua Chemical Group Company, Ltd., Class A	7,000	90,546
Want Want China Holdings, Ltd.	163,000	106,450
Weibo Corp., ADR (A)	2,390	40,869
Weichai Power Company, Ltd., Class A	9,600	12,993
Weichai Power Company, Ltd., H Shares	64,720	61,313
Wens Foodstuffs Group Company, Ltd., Class A (A)	14,160	40,892
Will Semiconductor Company, Ltd., Class A	4,185	47,030
Wuliangye Yibin Company, Ltd., Class A	8,600	204,575
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	5,846
WuXi AppTec Company, Ltd., Class A	5,544	55,615
WuXi AppTec Company, Ltd., H Shares (B)	12,106	96,687
Wuxi Biologics Cayman, Inc. (A)(B)	122,500	729,224
Wuxi Shangji Automation Company, Ltd., Class A	1,540	29,089
Xiaomi Corp., Class B (A)(B)	522,200	591,325
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	12,268
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	25,601
Xinyi Solar Holdings, Ltd.	172,835	181,500
XPeng, Inc., ADR (A)	14,400	172,080
Xtep International Holdings, Ltd.	45,000	47,365
Yadea Group Holdings, Ltd. (B)	42,000	67,128
Yankuang Energy Group Company, Ltd., H Shares	49,990	180,499
Yihai International Holding, Ltd. (A)	16,000	33,694
Yonyou Network Technology Company, Ltd., Class A	5,200	12,827
Yum China Holdings, Inc.	15,400	728,882
Yunda Holding Company, Ltd., Class A	3,120	6,875
Yunnan Baiyao Group Company, Ltd., Class A	3,920	28,894
Yunnan Energy New Material Company, Ltd., Class A	1,800	44,037
Zai Lab, Ltd., ADR (A)	3,100	106,020
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	37,450
Zhaojin Mining Industry Company, Ltd., H Shares (A)	40,000	27,385
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	17,994
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	8,674
Zhejiang Expressway Company, Ltd., H Shares	49,718	33,785
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	29,748
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	$24,662
Zhejiang NHU Company, Ltd., Class A	6,912	21,595
Zhejiang Supor Company, Ltd., Class A	1,200	7,795
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	24,300	54,158
Zhongsheng Group Holdings, Ltd.	20,000	79,307
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	75,344
Zijin Mining Group Company, Ltd., Class A	27,800	30,566
Zijin Mining Group Company, Ltd., H Shares	193,469	187,262
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	11,145
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	15,500
ZTE Corp., Class A	7,600	22,894
ZTE Corp., H Shares	25,887	46,230
ZTO Express Cayman, Inc., ADR	15,400	370,062
		54,047,966
Colombia - 0.0%
Bancolombia SA, ADR	3,847	93,751
Ecopetrol SA, ADR	9,500	84,835
		178,586
Czech Republic - 0.0%
CEZ AS	5,524	189,360
Komercni banka AS	3,440	86,037
Moneta Money Bank AS (B)	17,731	49,899
		325,296
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	118	208,478
A.P. Moller - Maersk A/S, Series B	184	334,370
Carlsberg A/S, Class B	3,694	431,964
Chr. Hansen Holding A/S	4,006	197,333
Coloplast A/S, B Shares	4,360	443,082
Danske Bank A/S	26,235	326,538
Demant A/S (A)	3,300	81,581
DSV A/S	6,560	768,488
Genmab A/S (A)	2,393	769,837
GN Store Nord A/S	4,761	83,396
Novo Nordisk A/S, B Shares	58,067	5,784,507
Novozymes A/S, B Shares	7,605	382,167
Orsted A/S (B)	6,916	551,211
Pandora A/S	3,738	174,812
ROCKWOOL A/S, B Shares	352	55,524
Tryg A/S	13,079	270,002
Vestas Wind Systems A/S	36,668	675,163
		11,538,453
Egypt - 0.0%
Commercial International Bank Egypt SAE	103,464	132,837
Finland - 0.8%
Elisa OYJ	4,868	220,564
Fortum OYJ	16,798	225,715
Kesko OYJ, B Shares	9,211	171,849
Kone OYJ, B Shares	11,833	455,906
Neste OYJ	14,709	641,156
Nokia OYJ	128,632	552,223
Nokia OYJ (Euronext Paris Exchange)	56,247	240,056
Nordea Bank ABP	108,931	932,256
Nordea Bank ABP	1,569	13,408
Orion OYJ, Class B	3,379	142,281

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Sampo OYJ, A Shares	17,039	$727,420
Stora Enso OYJ, R Shares	20,482	260,191
UPM-Kymmene OYJ	19,972	633,798
Wartsila OYJ ABP	15,222	97,236
		5,314,059
France - 6.8%
Accor SA (A)	6,145	128,649
Aeroports de Paris (A)	1,190	137,516
Air Liquide SA	17,904	2,046,404
Airbus SE	20,253	1,745,810
Alstom SA	12,058	195,047
Amundi SA (B)	2,415	100,538
Arkema SA	1,999	145,684
AXA SA	66,380	1,449,264
BioMerieux	1,432	113,271
BNP Paribas SA	38,662	1,633,048
Bollore SE	32,561	149,391
Bouygues SA	8,158	213,400
Bureau Veritas SA	10,297	230,421
Capgemini SE	5,786	926,338
Carrefour SA	23,459	325,354
Cie de Saint-Gobain	18,075	646,280
Cie Generale des Etablissements Michelin SCA	23,852	534,419
Covivio	2,169	104,488
Credit Agricole SA	45,282	367,599
Danone SA	22,299	1,054,412
Dassault Aviation SA	980	111,495
Dassault Systemes SE	24,046	830,187
Edenred	8,717	401,597
Eiffage SA	3,075	246,593
Electricite de France SA	17,250	200,055
Engie SA	66,203	761,986
EssilorLuxottica SA	10,020	1,361,942
Eurazeo SE	1,666	86,934
Faurecia SE (A)	633	6,734
Gecina SA	1,814	142,071
Getlink SE	16,925	262,461
Hermes International	1,082	1,272,557
Ipsen SA	1,496	138,454
Kering SA	2,569	1,139,472
Klepierre SA (A)	8,046	139,881
La Francaise des Jeux SAEM (B)	3,888	115,333
Legrand SA	9,699	627,126
L'Oreal SA	8,231	2,631,787
LVMH Moet Hennessy Louis Vuitton SE	9,580	5,648,105
Orange SA	72,639	656,984
Pernod Ricard SA	7,161	1,313,710
Publicis Groupe SA	8,401	398,060
Remy Cointreau SA	930	154,331
Renault SA (A)	7,048	190,690
Safran SA	11,681	1,062,847
Sanofi	39,156	2,981,582
Sartorius Stedim Biotech	1,029	315,631
Schneider Electric SE	17,968	2,029,492
Schneider Electric SE (Euronext London Exchange)	623	70,521
SEB SA	1,019	64,096
Societe Generale SA	29,342	580,268
Sodexo SA	3,211	241,146
Teleperformance	2,141	543,135
Thales SA	4,046	445,843
TotalEnergies SE (C)	84,703	3,973,791
Ubisoft Entertainment SA (A)	3,643	100,118
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	3,595	$148,760
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	52,861
Valeo	8,882	134,205
Veolia Environnement SA	23,848	455,786
Vinci SA	18,446	1,491,552
Vivendi SE	29,108	225,778
Wendel SE	1,176	84,172
Worldline SA (A)(B)	8,877	350,868
		46,438,330
Germany - 4.4%
adidas AG	5,907	679,073
Allianz SE	14,190	2,235,404
BASF SE	31,532	1,210,143
Bayer AG	33,683	1,551,923
Bayerische Motoren Werke AG	11,277	764,325
Bechtle AG	3,255	117,013
Beiersdorf AG	3,796	373,003
Brenntag SE	5,855	353,945
Carl Zeiss Meditec AG, Bearer Shares	1,435	149,059
Commerzbank AG (A)	37,723	268,549
Continental AG	4,116	182,640
Covestro AG (B)	7,081	202,457
Daimler Truck Holding AG (A)	15,182	343,225
Delivery Hero SE (A)(B)	6,014	219,674
Deutsche Bank AG	70,362	520,957
Deutsche Boerse AG	6,468	1,060,274
Deutsche Lufthansa AG (A)	23,929	137,547
Deutsche Post AG	33,981	1,024,172
Deutsche Telekom AG	110,734	1,884,871
E.ON SE	76,314	586,301
Evonik Industries AG	8,081	135,337
Fresenius Medical Care AG & Company KGaA	6,818	192,083
Fresenius SE & Company KGaA	15,618	332,900
GEA Group AG	5,882	190,358
Hannover Rueck SE	1,990	298,310
HeidelbergCement AG	5,549	219,208
HelloFresh SE (A)	6,177	129,296
Henkel AG & Company KGaA	3,884	220,118
Infineon Technologies AG	44,694	978,081
KION Group AG	2,693	51,574
Knorr-Bremse AG	2,779	119,339
LEG Immobilien SE	2,555	152,506
Mercedes-Benz Group AG	27,413	1,386,188
Merck KGaA	4,683	758,085
MTU Aero Engines AG	1,991	297,563
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	1,152,085
Nemetschek SE	2,010	95,408
Puma SE	3,943	182,403
Rational AG	207	100,254
Rheinmetall AG	1,488	229,103
RWE AG	21,783	800,653
SAP SE	35,971	2,931,452
Scout24 SE (B)	3,211	160,904
Siemens AG	26,349	2,575,417
Siemens Energy AG	15,127	166,559
Siemens Healthineers AG (B)	10,330	443,109
Symrise AG	4,743	462,500
Telefonica Deutschland Holding AG	44,170	89,303
Uniper SE	3,706	13,987
United Internet AG	4,503	84,178
Volkswagen AG	1,264	205,992

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	23,879	$515,349
Zalando SE (A)(B)	8,154	159,271
		29,693,428
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	58,127
Eurobank Ergasias Services and Holdings SA (A)	85,715	71,547
FF Group (A)(E)	1,869	2,748
Hellenic Telecommunications Organization SA	8,503	123,468
JUMBO SA	5,651	75,239
Mytilineos SA	3,417	46,668
National Bank of Greece SA (A)	18,750	55,206
OPAP SA	9,682	116,111
Public Power Corp. SA (A)	6,989	35,493
		584,607
Hong Kong - 2.5%
AIA Group, Ltd.	413,200	3,440,265
Alibaba Health Information Technology, Ltd. (A)	162,000	73,794
Alibaba Pictures Group, Ltd. (A)	500,000	25,632
Beijing Enterprises Holdings, Ltd.	19,786	55,452
Beijing Enterprises Water Group, Ltd.	198,000	45,408
BOC Hong Kong Holdings, Ltd.	132,328	440,086
Bosideng International Holdings, Ltd.	108,000	53,259
Budweiser Brewing Company APAC, Ltd. (B)	67,400	175,514
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,742
China Everbright Environment Group, Ltd.	117,851	48,788
China Gas Holdings, Ltd.	104,200	124,629
China Jinmao Holdings Group, Ltd.	224,000	45,564
China Mengniu Dairy Company, Ltd. (A)	108,004	426,951
China Merchants Port Holdings Company, Ltd.	50,141	62,978
China Overseas Land & Investment, Ltd.	131,382	341,794
China Overseas Property Holdings, Ltd.	45,000	39,024
China Power International Development, Ltd.	185,000	73,237
China Resources Beer Holdings Company, Ltd.	55,979	388,311
China Resources Cement Holdings, Ltd.	88,000	40,646
China Resources Gas Group, Ltd.	30,000	95,119
China Resources Land, Ltd.	110,964	434,633
China Resources Power Holdings Company, Ltd.	68,244	105,382
China Ruyi Holdings, Ltd. (A)	156,000	33,104
China State Construction International Holdings, Ltd.	71,250	71,797
China Taiping Insurance Holdings Company, Ltd.	60,500	50,712
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	27,832
Chow Tai Fook Jewellery Group, Ltd.	80,800	151,854
CK Asset Holdings, Ltd.	73,046	438,523
CK Hutchison Holdings, Ltd.	97,163	535,004
CK Infrastructure Holdings, Ltd.	24,772	126,345
CLP Holdings, Ltd.	59,400	448,930
COSCO SHIPPING Ports, Ltd.	63,353	39,875
ESR Group, Ltd. (B)	75,200	189,156
Far East Horizon, Ltd.	66,000	44,495
Futu Holdings, Ltd., ADR (A)	1,700	63,393
Galaxy Entertainment Group, Ltd.	80,000	470,231
Geely Automobile Holdings, Ltd.	206,000	281,909
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Guangdong Investment, Ltd.	99,220	$79,259
Hang Lung Properties, Ltd.	74,326	122,054
Hang Seng Bank, Ltd.	27,319	415,044
Henderson Land Development Company, Ltd.	55,324	154,919
HK Electric Investments, Ltd.	111,500	78,146
HKT Trust & HKT, Ltd.	145,233	170,099
Hong Kong & China Gas Company, Ltd.	404,091	355,944
Hong Kong Exchanges & Clearing, Ltd.	41,214	1,408,794
Hongkong Land Holdings, Ltd.	44,100	193,776
Hopson Development Holdings, Ltd.	26,620	27,718
HUTCHMED China, Ltd., ADR (A)	3,800	33,668
Jardine Matheson Holdings, Ltd.	7,900	399,408
Kingboard Holdings, Ltd.	22,500	63,340
Kingboard Laminates Holdings, Ltd.	36,500	32,703
Kunlun Energy Company, Ltd.	134,000	96,443
Link REIT	75,539	527,301
MTR Corp., Ltd.	57,605	264,226
New World Development Company, Ltd.	57,618	163,640
Nine Dragons Paper Holdings, Ltd.	55,000	34,125
Orient Overseas International, Ltd.	4,500	78,314
Power Assets Holdings, Ltd.	51,582	258,569
Shenzhen International Holdings, Ltd.	42,351	32,283
Shimao Group Holdings, Ltd. (A)(E)	41,500	21,031
Sino Biopharmaceutical, Ltd.	346,500	162,381
Sino Land Company, Ltd.	130,333	171,431
SITC International Holdings Company, Ltd.	52,000	95,365
Sun Hung Kai Properties, Ltd.	49,630	547,730
Swire Pacific, Ltd., Class A	18,163	135,760
Swire Properties, Ltd.	43,628	93,856
Techtronic Industries Company, Ltd.	49,500	472,335
The Wharf Holdings, Ltd.	51,876	165,900
Vinda International Holdings, Ltd.	12,000	28,203
WH Group, Ltd. (B)	320,343	201,476
Wharf Real Estate Investment Company, Ltd.	62,876	285,041
Xinyi Glass Holdings, Ltd.	71,000	102,679
Yuexiu Property Company, Ltd.	48,800	58,802
		17,053,131
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	12,392	68,822
OTP Bank NYRT	7,225	131,806
Richter Gedeon NYRT	4,794	82,112
		282,740
India - 4.4%
ACC, Ltd.	2,508	74,265
Adani Enterprises, Ltd.	9,077	381,345
Adani Green Energy, Ltd. (A)	10,747	294,804
Adani Ports & Special Economic Zone, Ltd.	16,979	170,161
Adani Power, Ltd. (A)	26,354	120,205
Adani Total Gas, Ltd.	9,077	368,494
Adani Transmission, Ltd. (A)	9,077	364,101
Ambuja Cements, Ltd.	22,913	144,552
Apollo Hospitals Enterprise, Ltd.	3,469	185,205
Asian Paints, Ltd.	12,839	529,991
AU Small Finance Bank, Ltd. (B)	5,380	40,501
Aurobindo Pharma, Ltd.	9,153	57,048
Avenue Supermarts, Ltd. (A)(B)	5,887	315,200
Axis Bank, Ltd.	80,176	719,627
Bajaj Auto, Ltd.	2,394	103,419
Bajaj Finance, Ltd.	9,199	822,400
Bajaj Finserv, Ltd.	13,150	270,578
Balkrishna Industries, Ltd.	2,904	66,785

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bandhan Bank, Ltd. (A)(B)	22,207	$72,082
Berger Paints India, Ltd.	8,085	61,115
Bharat Electronics, Ltd.	121,575	150,293
Bharat Forge, Ltd.	9,316	78,975
Bharat Petroleum Corp., Ltd.	29,814	111,079
Bharti Airtel, Ltd.	75,053	734,267
Biocon, Ltd.	14,021	49,826
Britannia Industries, Ltd.	3,618	170,555
Cholamandalam Investment and Finance Company, Ltd.	13,536	120,636
Cipla, Ltd.	18,101	245,685
Coal India, Ltd.	53,104	138,003
Colgate-Palmolive India, Ltd.	4,075	81,308
Container Corp. of India, Ltd.	9,153	79,820
Dabur India, Ltd.	21,327	149,442
Divi's Laboratories, Ltd.	4,431	200,276
DLF, Ltd.	20,605	89,546
Dr. Reddy's Laboratories, Ltd., ADR	3,708	194,077
Eicher Motors, Ltd.	4,712	210,715
GAIL India, Ltd., GDR	9,954	98,064
Godrej Consumer Products, Ltd. (A)	11,997	133,216
Godrej Properties, Ltd. (A)	4,161	60,578
Grasim Industries, Ltd.	8,313	170,237
Havells India, Ltd.	7,516	123,672
HCL Technologies, Ltd.	37,954	430,931
HDFC Life Insurance Company, Ltd. (B)	32,478	210,136
Hero MotoCorp, Ltd.	4,200	130,776
Hindalco Industries, Ltd.	56,656	269,487
Hindustan Petroleum Corp., Ltd.	20,412	54,101
Hindustan Unilever, Ltd.	27,831	919,055
Housing Development Finance Corp., Ltd.	58,802	1,641,158
ICICI Bank, Ltd.	94,927	1,002,213
ICICI Bank, Ltd., ADR	41,314	866,355
ICICI Lombard General Insurance Company, Ltd. (B)	8,559	120,491
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	76,596
Indian Oil Corp., Ltd.	97,345	79,619
Indian Railway Catering & Tourism Corp, Ltd.	7,983	68,568
Indraprastha Gas, Ltd.	10,515	51,411
Indus Towers, Ltd.	29,936	72,281
Info Edge India, Ltd.	2,660	125,096
Infosys, Ltd., ADR	113,913	1,933,104
InterGlobe Aviation, Ltd. (A)(B)	3,319	75,361
ITC, Ltd.	101,934	414,284
Jindal Steel & Power, Ltd.	13,940	72,552
JSW Steel, Ltd.	27,061	208,329
Jubilant Foodworks, Ltd.	12,635	95,965
Kotak Mahindra Bank, Ltd.	19,140	424,522
Larsen & Toubro Infotech, Ltd. (B)	1,748	94,751
Larsen & Toubro, Ltd.	23,070	520,333
Lupin, Ltd.	7,740	64,299
Mahindra & Mahindra, Ltd., GDR	28,458	439,462
Marico, Ltd.	17,795	116,863
Maruti Suzuki India, Ltd.	4,543	490,838
Mindtree, Ltd.	2,193	84,049
Mphasis, Ltd.	2,804	71,119
MRF, Ltd.	64	64,040
Muthoot Finance, Ltd.	4,018	51,073
Nestle India, Ltd.	1,140	267,162
NTPC, Ltd.	133,259	260,589
Oil & Natural Gas Corp., Ltd.	90,136	139,571
Page Industries, Ltd.	194	120,542
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Petronet LNG, Ltd.	21,320	$52,155
PI Industries, Ltd.	2,778	101,849
Pidilite Industries, Ltd.	5,254	171,999
Piramal Pharma, Ltd. (A)(E)	17,704	47,412
Power Grid Corp. of India, Ltd.	108,193	281,321
Reliance Capital, Ltd., GDR (A)(B)	4,327	768
Reliance Industries, Ltd.	19,318	560,271
Reliance Industries, Ltd., GDR (B)	42,342	2,456,774
Samvardhana Motherson International, Ltd.	37,306	49,797
SBI Cards & Payment Services, Ltd.	7,827	87,317
SBI Life Insurance Company, Ltd. (B)	15,378	234,933
Shree Cement, Ltd.	373	96,302
Shriram Transport Finance Company, Ltd.	6,993	101,785
Siemens, Ltd.	2,378	80,264
SRF, Ltd.	4,927	150,696
State Bank of India, GDR	5,914	380,709
Sun Pharmaceutical Industries, Ltd.	32,788	380,895
Tata Consultancy Services, Ltd.	31,616	1,159,810
Tata Consumer Products, Ltd.	22,130	217,847
Tata Elxsi, Ltd.	1,170	122,192
Tata Motors, Ltd. (A)	19,116	94,216
Tata Motors, Ltd., ADR (A)	7,109	172,464
Tata Steel, Ltd., GDR	23,852	292,655
Tech Mahindra, Ltd.	22,395	275,802
The Tata Power Company, Ltd.	47,830	126,454
Titan Company, Ltd.	12,240	388,983
Torrent Pharmaceuticals, Ltd.	3,534	67,170
Trent, Ltd.	6,052	104,909
UltraTech Cement, Ltd.	2,456	188,215
UltraTech Cement, Ltd., GDR	1,026	78,889
United Spirits, Ltd. (A)	10,125	104,358
UPL, Ltd.	17,118	140,659
Vedanta, Ltd.	25,335	83,309
Wipro, Ltd., ADR	51,326	241,745
Yes Bank, Ltd. (A)	334,558	64,183
Zomato, Ltd. (A)	52,192	39,431
		29,877,768
Indonesia - 0.7%
Adaro Energy Indonesia Tbk PT	315,000	81,233
Adaro Minerals Indonesia Tbk PT (A)	279,300	32,835
Aneka Tambang Tbk	287,300	36,404
Astra International Tbk PT	679,000	293,837
Bank Central Asia Tbk PT	1,804,500	1,007,343
Bank Jago Tbk PT (A)	143,300	61,789
Bank Mandiri Persero Tbk PT	715,674	439,453
Bank Negara Indonesia Persero Tbk PT	276,500	161,724
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	694,848
Barito Pacific Tbk PT	1,273,500	66,322
Charoen Pokphand Indonesia Tbk PT	276,000	102,275
Gudang Garam Tbk PT	26,000	39,131
Indah Kiat Pulp & Paper Tbk PT	97,300	57,487
Indofood CBP Sukses Makmur Tbk PT	114,400	64,953
Indofood Sukses Makmur Tbk PT	147,500	58,280
Kalbe Farma Tbk PT	855,000	102,552
Merdeka Copper Gold Tbk PT (A)	511,905	131,767
Sarana Menara Nusantara Tbk PT	949,300	76,744
Semen Indonesia Persero Tbk PT	111,000	54,282
Sumber Alfaria Trijaya Tbk PT	567,500	89,060
Telkom Indonesia Persero Tbk PT	1,600,100	466,343
Telkom Indonesia Persero Tbk PT, ADR	358	10,328
Tower Bersama Infrastructure Tbk PT	91,100	16,879
Unilever Indonesia Tbk PT	332,500	105,174
United Tractors Tbk PT	55,279	118,692

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Vale Indonesia Tbk PT (A)	84,900	$35,391
		4,405,126
Ireland - 0.6%
AerCap Holdings NV (A)	4,600	194,718
CRH PLC	27,337	878,932
DCC PLC	3,819	198,330
Experian PLC	31,438	920,268
Flutter Entertainment PLC (A)	505	55,667
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	572,777
James Hardie Industries PLC, CHESS Depositary Interest	15,679	307,977
Kerry Group PLC, Class A (London Stock Exchange)	5,738	509,778
Kingspan Group PLC	5,492	244,750
Smurfit Kappa Group PLC	8,017	227,553
		4,110,750
Israel - 0.5%
Azrieli Group, Ltd.	1,424	97,185
Bank Hapoalim BM	40,928	345,492
Bank Leumi Le-Israel BM	54,437	464,934
Bezeq The Israeli Telecommunication Corp., Ltd.	70,881	115,869
Check Point Software Technologies, Ltd. (A)	3,516	393,862
CyberArk Software, Ltd. (A)	1,300	194,922
Elbit Systems, Ltd.	908	171,915
ICL Group, Ltd.	27,153	217,616
Isracard, Ltd.	1	1
Israel Discount Bank, Ltd., Class A	41,515	209,041
Mizrahi Tefahot Bank, Ltd.	5,543	194,055
Nice, Ltd. (A)	2,200	413,982
Teva Pharmaceutical Industries, Ltd. (A)	33,126	264,329
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	46,806
Tower Semiconductor, Ltd. (A)	3,727	162,688
Wix.com, Ltd. (A)	1,900	148,637
ZIM Integrated Shipping Services, Ltd.	2,900	68,150
		3,509,484
Italy - 1.2%
Amplifon SpA	4,902	127,718
Assicurazioni Generali SpA	40,288	550,104
Atlantia SpA	17,023	375,623
Davide Campari-Milano NV	19,587	173,296
DiaSorin SpA	1,028	114,717
Enel SpA	277,871	1,139,607
Eni SpA	90,999	967,197
Ferrari NV	4,565	845,370
FinecoBank Banca Fineco SpA	22,882	282,603
Infrastrutture Wireless Italiane SpA (B)	13,854	120,869
Intesa Sanpaolo SpA	593,427	980,941
Mediobanca Banca di Credito Finanziario SpA	23,836	186,509
Moncler SpA	7,601	310,306
Nexi SpA (A)(B)	17,962	145,099
Poste Italiane SpA (B)	21,903	165,477
Prysmian SpA	9,656	276,584
Recordati Industria Chimica e Farmaceutica SpA	4,564	167,035
Snam SpA	75,312	304,405
Telecom Italia SpA (A)	387,741	71,719
Terna - Rete Elettrica Nazionale	52,599	320,355
UniCredit SpA	76,982	779,369
		8,404,903
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 14.4%
Advantest Corp.	7,300	$337,119
Aeon Company, Ltd.	24,100	450,032
AGC, Inc.	7,300	227,263
Aisin Corp.	4,600	118,403
Ajinomoto Company, Inc.	16,300	445,500
ANA Holdings, Inc. (A)	6,700	126,041
Asahi Group Holdings, Ltd.	16,700	520,641
Asahi Intecc Company, Ltd.	8,900	141,940
Asahi Kasei Corp.	46,700	309,496
Astellas Pharma, Inc.	63,300	838,554
Azbil Corp.	4,200	109,482
Bandai Namco Holdings, Inc.	7,399	482,180
Bridgestone Corp.	19,300	624,180
Brother Industries, Ltd.	8,700	150,306
Canon, Inc.	33,800	738,278
Capcom Company, Ltd.	6,000	151,065
Central Japan Railway Company	5,300	622,172
Chubu Electric Power Company, Inc.	22,000	197,859
Chugai Pharmaceutical Company, Ltd.	22,700	567,116
Concordia Financial Group, Ltd.	39,100	121,343
CyberAgent, Inc.	14,400	121,250
Dai Nippon Printing Company, Ltd.	8,400	168,288
Daifuku Company, Ltd.	3,500	164,630
Dai-ichi Life Holdings, Inc.	34,000	540,611
Daiichi Sankyo Company, Ltd.	59,700	1,668,667
Daikin Industries, Ltd.	8,500	1,307,887
Daito Trust Construction Company, Ltd.	2,300	215,147
Daiwa House Industry Company, Ltd.	20,800	422,918
Daiwa House REIT Investment Corp.	78	162,902
Daiwa Securities Group, Inc.	54,400	213,515
Denso Corp.	14,700	672,131
Dentsu Group, Inc.	7,500	213,206
Disco Corp.	1,000	220,452
East Japan Railway Company	11,100	569,258
Eisai Company, Ltd.	8,800	472,200
ENEOS Holdings, Inc.	109,211	352,222
FANUC Corp.	6,500	912,693
Fast Retailing Company, Ltd.	2,000	1,059,889
Fuji Electric Company, Ltd.	4,600	168,594
FUJIFILM Holdings Corp.	12,200	557,233
Fujitsu, Ltd.	6,700	734,669
GLP J-REIT	165	182,994
GMO Payment Gateway, Inc.	1,500	102,827
Hakuhodo DY Holdings, Inc.	9,300	65,478
Hamamatsu Photonics KK	4,800	205,739
Hankyu Hanshin Holdings, Inc.	8,400	252,808
Hikari Tsushin, Inc.	800	93,975
Hirose Electric Company, Ltd.	1,223	160,389
Hitachi Construction Machinery Company, Ltd.	4,100	76,197
Hitachi Metals, Ltd. (A)	7,400	111,331
Hitachi, Ltd.	33,100	1,408,607
Honda Motor Company, Ltd.	55,800	1,211,183
Hoshizaki Corp.	3,800	105,984
Hoya Corp.	12,700	1,223,754
Hulic Company, Ltd.	15,600	114,937
Ibiden Company, Ltd.	3,600	98,420
Idemitsu Kosan Company, Ltd.	7,206	156,610
Iida Group Holdings Company, Ltd.	5,000	67,682
Inpex Corp.	36,700	342,304
Isuzu Motors, Ltd.	22,400	247,687
Ito En, Ltd.	1,900	76,855
ITOCHU Corp.	40,600	980,000
Itochu Techno-Solutions Corp.	3,400	79,700
Japan Airlines Company, Ltd. (A)	6,200	111,030

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.	18,100	$244,623
Japan Metropolitan Fund Investment Corp.	259	194,461
Japan Post Bank Company, Ltd.	14,000	97,863
Japan Post Holdings Company, Ltd.	89,400	592,294
Japan Post Insurance Company, Ltd.	8,300	116,251
Japan Real Estate Investment Corp.	47	193,894
Japan Tobacco, Inc.	43,600	716,468
JFE Holdings, Inc.	18,300	169,923
JSR Corp.	7,900	149,806
Kajima Corp.	16,500	156,396
Kakaku.com, Inc.	5,000	84,731
Kao Corp.	17,300	703,943
KDDI Corp.	55,200	1,613,842
Keio Corp.	3,700	134,826
Keisei Electric Railway Company, Ltd.	4,800	130,763
Keyence Corp.	6,696	2,213,433
Kikkoman Corp.	5,200	294,794
Kintetsu Group Holdings Company, Ltd.	6,200	206,421
Kirin Holdings Company, Ltd.	30,500	469,875
Kobayashi Pharmaceutical Company, Ltd.	1,800	105,485
Kobe Bussan Company, Ltd.	5,500	132,315
Koei Tecmo Holdings Company, Ltd.	3,900	64,197
Koito Manufacturing Company, Ltd.	7,000	95,704
Komatsu, Ltd.	32,000	582,666
Konami Group Corp.	3,700	171,318
Kose Corp.	1,200	123,725
Kubota Corp.	37,500	521,134
Kurita Water Industries, Ltd.	3,500	124,261
Kyocera Corp.	11,700	589,431
Kyowa Kirin Company, Ltd.	9,473	217,805
Lasertec Corp.	2,800	281,629
Lixil Corp.	9,000	132,055
M3, Inc.	16,200	452,333
Makita Corp.	7,800	151,362
Marubeni Corp.	57,400	500,843
Mazda Motor Corp.	20,300	134,795
McDonald's Holdings Company Japan, Ltd.	2,600	90,592
MEIJI Holdings Company, Ltd.	4,700	208,635
MINEBEA MITSUMI, Inc.	12,500	184,923
MISUMI Group, Inc.	9,800	211,018
Mitsubishi Chemical Group Corp.	46,900	214,843
Mitsubishi Corp.	44,800	1,225,290
Mitsubishi Electric Corp.	66,500	601,695
Mitsubishi Estate Company, Ltd.	41,300	544,176
Mitsubishi HC Capital, Inc.	27,500	118,201
Mitsubishi Heavy Industries, Ltd.	11,700	389,133
Mitsubishi UFJ Financial Group, Inc.	409,100	1,853,275
Mitsui & Company, Ltd.	47,700	1,015,045
Mitsui Chemicals, Inc.	6,800	132,544
Mitsui Fudosan Company, Ltd.	33,600	640,080
Mitsui OSK Lines, Ltd.	12,000	214,711
Mizuho Financial Group, Inc.	82,110	888,810
MonotaRO Company, Ltd.	9,000	138,104
MS&AD Insurance Group Holdings, Inc.	15,500	410,482
Murata Manufacturing Company, Ltd.	19,600	902,133
NEC Corp.	8,800	281,778
Nexon Company, Ltd.	18,600	328,620
NGK Insulators, Ltd.	9,000	112,021
Nidec Corp.	15,300	856,435
Nihon M&A Center Holdings, Inc.	10,400	118,946
Nintendo Company, Ltd.	38,000	1,532,704
Nippon Building Fund, Inc.	56	246,427
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Holdings, Inc.	3,100	$157,570
Nippon Paint Holdings Company, Ltd.	32,100	216,833
Nippon Prologis REIT, Inc.	80	175,393
Nippon Sanso Holdings Corp.	6,500	102,746
Nippon Shinyaku Company, Ltd.	1,700	86,737
Nippon Steel Corp.	27,800	385,816
Nippon Telegraph & Telephone Corp.	40,800	1,100,470
Nippon Yusen KK	18,000	305,530
Nissan Chemical Corp.	4,600	205,499
Nissan Motor Company, Ltd.	86,400	278,435
Nisshin Seifun Group, Inc.	7,400	74,743
Nissin Foods Holdings Company, Ltd.	2,200	152,922
Nitori Holdings Company, Ltd.	2,800	234,976
Nitto Denko Corp.	5,400	292,387
Nomura Holdings, Inc.	109,800	363,754
Nomura Real Estate Holdings, Inc.	4,500	101,629
Nomura Real Estate Master Fund, Inc.	151	166,892
Nomura Research Institute, Ltd.	12,546	306,414
NTT Data Corp.	22,500	290,635
Obayashi Corp.	22,500	144,404
Obic Company, Ltd.	2,600	348,644
Odakyu Electric Railway Company, Ltd.	10,900	140,447
Oji Holdings Corp.	30,000	111,319
Olympus Corp.	42,200	811,832
Omron Corp.	6,900	316,139
Ono Pharmaceutical Company, Ltd.	14,000	327,022
Open House Group Company, Ltd.	2,700	91,215
Oracle Corp. Japan	1,500	79,508
Oriental Land Company, Ltd.	6,800	922,276
ORIX Corp.	41,400	579,975
Osaka Gas Company, Ltd.	13,800	208,049
Otsuka Corp.	3,800	118,512
Otsuka Holdings Company, Ltd.	13,600	430,642
Pan Pacific International Holdings Corp.	15,000	264,612
Panasonic Holdings Corp.	80,300	563,870
Persol Holdings Company, Ltd.	6,200	114,690
Rakuten Group, Inc.	29,700	127,101
Recruit Holdings Company, Ltd.	49,300	1,420,119
Renesas Electronics Corp. (A)	40,100	336,168
Resona Holdings, Inc.	78,000	285,438
Ricoh Company, Ltd.	24,000	175,733
Rohm Company, Ltd.	3,000	196,609
SBI Holdings, Inc.	9,513	170,711
SCSK Corp.	5,400	81,752
Secom Company, Ltd.	7,800	444,749
Seiko Epson Corp.	9,600	131,083
Sekisui Chemical Company, Ltd.	13,400	163,935
Sekisui House, Ltd.	21,400	354,433
Seven & i Holdings Company, Ltd.	25,700	1,032,370
SG Holdings Company, Ltd.	12,400	169,838
Sharp Corp.	7,400	44,125
Shimadzu Corp.	9,000	236,126
Shimano, Inc.	2,600	406,809
Shimizu Corp.	21,600	105,603
Shin-Etsu Chemical Company, Ltd.	12,800	1,266,647
Shionogi & Company, Ltd.	9,700	468,453
Shiseido Company, Ltd.	14,600	511,690
SMC Corp.	2,000	813,941
SoftBank Corp.	97,900	977,622
SoftBank Group Corp.	41,300	1,399,703
Sompo Holdings, Inc.	11,600	464,132
Sony Group Corp.	43,500	2,802,029
Square Enix Holdings Company, Ltd.	3,400	146,544
Subaru Corp.	23,000	347,584
SUMCO Corp.	12,900	150,299

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Chemical Company, Ltd.	56,000	$192,617
Sumitomo Corp.	41,300	510,236
Sumitomo Electric Industries, Ltd.	26,200	265,970
Sumitomo Metal Mining Company, Ltd.	9,200	263,640
Sumitomo Mitsui Financial Group, Inc.	44,700	1,239,150
Sumitomo Mitsui Trust Holdings, Inc.	12,600	358,340
Sumitomo Realty & Development Company, Ltd.	10,700	243,340
Suntory Beverage & Food, Ltd.	5,000	177,946
Suzuki Motor Corp.	13,600	423,370
Sysmex Corp.	6,200	331,305
T&D Holdings, Inc.	19,900	189,150
Taisei Corp.	6,600	183,042
Takeda Pharmaceutical Company, Ltd.	51,376	1,334,122
TDK Corp.	14,300	441,446
Terumo Corp.	23,500	660,590
The Chiba Bank, Ltd.	21,600	116,971
The Kansai Electric Power Company, Inc.	24,300	203,302
The Shizuoka Bank, Ltd.	17,000	104,387
TIS, Inc.	7,800	207,088
Tobu Railway Company, Ltd.	6,800	160,292
Toho Company, Ltd.	4,067	147,887
Tokio Marine Holdings, Inc.	64,200	1,141,035
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	161,110
Tokyo Electron, Ltd.	5,100	1,256,614
Tokyo Gas Company, Ltd.	13,900	234,647
Tokyu Corp.	17,900	204,141
Toppan, Inc.	10,300	153,430
Toray Industries, Inc.	50,800	250,029
Toshiba Corp.	13,300	473,816
Tosoh Corp.	9,300	103,652
TOTO, Ltd.	4,800	160,289
Toyota Industries Corp.	5,200	248,408
Toyota Motor Corp.	365,900	4,782,479
Toyota Tsusho Corp.	7,900	244,701
Trend Micro, Inc.	4,600	247,769
Unicharm Corp.	14,900	488,793
USS Company, Ltd.	7,770	120,001
Welcia Holdings Company, Ltd.	3,400	71,748
West Japan Railway Company	8,200	313,438
Yakult Honsha Company, Ltd.	4,943	287,014
Yamaha Corp.	4,700	167,012
Yamaha Motor Company, Ltd.	10,100	189,233
Yamato Holdings Company, Ltd.	11,000	165,192
Yaskawa Electric Corp.	8,300	238,858
Yokogawa Electric Corp.	7,886	124,237
Z Holdings Corp.	99,300	263,211
ZOZO, Inc.	4,800	96,085
		97,745,125
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	104,109
Luxembourg - 0.2%
ArcelorMittal SA	21,067	419,196
Aroundtown SA	40,475	88,628
Eurofins Scientific SE	4,949	293,793
Reinet Investments SCA	5,229	77,046
Tenaris SA	18,379	237,806
		1,116,469
Macau - 0.0%
Sands China, Ltd. (A)	92,000	229,101
Malaysia - 0.5%
AMMB Holdings BHD	59,087	49,460
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Axiata Group BHD	101,690	$57,186
CIMB Group Holdings BHD	201,045	221,672
Dialog Group BHD	166,000	70,960
DiGi.Com BHD	110,800	80,515
Genting BHD	72,900	70,153
Genting Malaysia BHD	105,700	63,340
HAP Seng Consolidated BHD	30,200	39,802
Hartalega Holdings BHD	60,200	21,467
Hong Leong Bank BHD	23,269	102,704
Hong Leong Financial Group BHD	6,104	24,214
IHH Healthcare BHD	60,500	76,692
Inari Amertron BHD	98,100	52,612
IOI Corp. BHD	114,466	92,765
Kuala Lumpur Kepong BHD	17,415	77,575
Malayan Banking BHD	162,358	299,856
Malaysia Airports Holdings BHD (A)	34,427	41,440
Maxis BHD	67,200	50,694
MISC BHD	45,780	66,583
Mr. D.I.Y Group M BHD (B)	80,550	34,065
Nestle Malaysia BHD	2,800	78,723
Petronas Chemicals Group BHD	99,800	179,478
Petronas Dagangan BHD	12,200	52,559
Petronas Gas BHD	21,200	75,163
PPB Group BHD	21,240	73,650
Press Metal Aluminium Holdings BHD	120,800	104,614
Public Bank BHD	486,890	443,126
QL Resources BHD	54,400	58,413
RHB Bank BHD	30,868	36,882
Sime Darby BHD	108,224	49,772
Sime Darby Plantation BHD	108,786	95,654
Telekom Malaysia BHD	42,705	50,237
Tenaga Nasional BHD	101,250	175,537
Top Glove Corp. BHD	164,400	22,040
		3,089,603
Malta - 0.0%
BGP Holdings PLC (A)(E)	271,827	0
Mexico - 0.7%
Alfa SAB de CV, Class A	98,000	62,286
America Movil SAB de CV, Series L	962,732	793,055
Arca Continental SAB de CV	16,000	115,204
Cemex SAB de CV, Series CPO (A)	521,849	180,346
Coca-Cola Femsa SAB de CV	15,212	88,646
Fibra Uno Administracion SA de CV	90,200	92,800
Fomento Economico Mexicano SAB de CV	70,620	442,946
Gruma SAB de CV, Class B	7,685	73,181
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	179,796
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,185	160,940
Grupo Bimbo SAB de CV, Series A	53,084	186,537
Grupo Carso SAB de CV, Series A1	15,377	56,631
Grupo Financiero Banorte SAB de CV, Series O	93,962	601,904
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	122,292
Grupo Mexico SAB de CV, Series B	104,066	351,477
Grupo Televisa SAB, Series CPO	80,326	86,670
Industrias Penoles SAB de CV	4,883	47,190
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	58,169
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	53,495
Orbia Advance Corp. SAB de CV	37,631	63,343

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	5,800	$39,458
Sitios Latinoamerica SAB de CV (A)	48,137	21,488
Wal-Mart de Mexico SAB de CV	188,888	663,375
		4,541,229
Netherlands - 2.8%
ABN AMRO Bank NV (B)	17,297	154,987
Adyen NV (A)(B)	740	922,896
Aegon NV	63,955	254,220
Akzo Nobel NV	6,858	388,641
Argenx SE (A)	1,653	588,262
ASM International NV	1,723	385,790
ASML Holding NV	13,887	5,753,071
Euronext NV (B)	3,256	206,059
EXOR NV (A)	3,992	256,180
Heineken Holding NV	3,464	237,140
Heineken NV	9,397	820,647
IMCD NV	2,143	254,077
ING Groep NV	134,131	1,149,287
JDE Peet's NV	4,248	124,203
Just Eat Takeaway.com NV (A)(B)	6,815	105,712
Koninklijke Ahold Delhaize NV	35,791	911,645
Koninklijke DSM NV	6,005	683,310
Koninklijke KPN NV	126,323	341,875
Koninklijke Philips NV	31,413	483,648
NEPI Rockcastle NV	15,018	66,875
NN Group NV	10,558	410,641
OCI NV	3,599	131,765
Prosus NV (A)	28,338	1,474,325
QIAGEN NV (A)	8,350	347,730
Randstad NV (C)	4,552	196,467
Stellantis NV	74,918	885,457
Universal Music Group NV	26,557	497,412
Wolters Kluwer NV	9,066	882,786
		18,915,108
New Zealand - 0.1%
Auckland International Airport, Ltd. (A)	36,599	146,701
Fisher & Paykel Healthcare Corp., Ltd.	19,921	206,479
Mercury NZ, Ltd.	23,358	74,360
Meridian Energy, Ltd.	44,474	119,337
Spark New Zealand, Ltd.	67,539	188,958
Xero, Ltd. (A)	4,614	213,521
		949,356
Norway - 0.5%
Adevinta ASA (A)	8,335	49,657
Aker BP ASA	10,753	308,660
DNB Bank ASA	30,942	490,990
Equinor ASA	33,389	1,101,127
Gjensidige Forsikring ASA	6,934	118,982
Kongsberg Gruppen ASA	3,055	92,712
Mowi ASA	14,928	189,877
Norsk Hydro ASA	48,185	258,557
Orkla ASA	29,206	212,308
Salmar ASA	2,012	67,817
Telenor ASA (C)	26,898	246,174
Yara International ASA	5,667	198,884
		3,335,745
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	54,271
Credicorp, Ltd.	2,434	298,895
Southern Copper Corp.	2,874	128,870
		482,036
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	$77,691
ACEN Corp.	26,760	2,547
Ayala Corp.	8,920	93,201
Ayala Land, Inc.	253,800	98,536
Bank of the Philippine Islands	34,118	51,966
BDO Unibank, Inc.	77,140	146,149
Globe Telecom, Inc.	970	33,502
GT Capital Holdings, Inc.	3,464	24,511
International Container Terminal Services, Inc.	33,760	90,034
JG Summit Holdings, Inc.	89,355	63,883
Jollibee Foods Corp.	18,900	73,738
Manila Electric Company	8,090	36,229
Metro Pacific Investments Corp.	509,100	28,908
Metropolitan Bank & Trust Company	65,642	54,139
Monde Nissin Corp. (B)	214,900	44,559
PLDT, Inc.	3,730	95,807
SM Investments Corp.	8,302	102,251
SM Prime Holdings, Inc.	311,044	159,396
Universal Robina Corp.	30,280	58,766
		1,335,813
Poland - 0.1%
Allegro.eu SA (A)(B)	13,472	57,955
Bank Polska Kasa Opieki SA	5,522	67,064
CD Projekt SA	2,349	47,040
Cyfrowy Polsat SA	6,360	20,453
Dino Polska SA (A)(B)	1,719	104,121
KGHM Polska Miedz SA	5,681	99,211
LPP SA	42	65,519
Orange Polska SA	26,179	27,200
PGE Polska Grupa Energetyczna SA (A)	26,654	33,531
Polski Koncern Naftowy ORLEN SA	11,432	122,721
Polskie Gornictwo Naftowe i Gazownictwo SA (A)	62,946	61,668
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	143,603
Powszechny Zaklad Ubezpieczen SA	23,000	106,711
Santander Bank Polska SA	1,219	48,069
		1,004,866
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	398,499
Galp Energia SGPS SA	18,673	179,659
Jeronimo Martins SGPS SA	9,675	180,181
		758,339
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	251,662	54,862
Gazprom PJSC, ADR (A)(E)	3,680	802
LUKOIL PJSC, ADR (E)	23,756	47,560
MMC Norilsk Nickel PJSC, ADR (E)	39,185	25,745
Mobile TeleSystems PJSC, ADR (E)	20,264	3,850
Novatek PJSC, GDR (E)	3,057	15,022
Rosneft Oil Company PJSC, GDR (E)	9,131	1,224
Rosneft Oil Company PJSC, GDR (E)	30,000	4,020
Sberbank of Russia PJSC, ADR (A)(E)	40,000	9,080
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	7,969
Severstal PAO, GDR (E)	4,250	1,326
Surgutneftegas PJSC, ADR (A)(E)	22,274	2,495
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,146
Tatneft PJSC, ADR (E)	7,986	8,729
VTB Bank PJSC, GDR (A)(E)	50,760	812
		185,642

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia - 1.3%
ACWA Power Company	2,748	$122,384
Advanced Petrochemical Company	4,529	53,549
Al Rajhi Bank (A)	67,083	1,436,126
Alinma Bank	34,699	331,919
Almarai Company JSC	8,852	124,560
Arab National Bank	21,244	172,808
Bank AlBilad (A)	17,420	218,413
Bank Al-Jazira	14,284	84,975
Banque Saudi Fransi	19,205	212,158
Bupa Arabia for Cooperative Insurance Company	981	43,705
Dar Al Arkan Real Estate Development Company (A)	18,814	79,267
Emaar Economic City (A)	13,598	35,346
Etihad Etisalat Company	13,413	126,405
Jarir Marketing Company	2,090	92,348
Mouwasat Medical Services Company	1,674	87,754
National Industrialization Company (A)	11,652	41,613
Rabigh Refining & Petrochemical Company (A)	14,852	54,219
Riyad Bank	42,488	356,671
SABIC Agri-Nutrients Company	5,901	245,125
Sahara International Petrochemical Company	12,775	139,691
Saudi Arabian Mining Company (A)	30,500	557,653
Saudi Arabian Oil Company (B)	84,135	800,964
Saudi Basic Industries Corp.	26,663	623,964
Saudi Electricity Company	29,505	191,011
Saudi Industrial Investment Group	7,839	47,140
Saudi Kayan Petrochemical Company (A)	26,130	93,928
Saudi Research & Media Group (A)	1,230	61,789
Saudi Telecom Company	52,220	543,630
The Saudi British Bank	25,464	263,308
The Saudi Investment Bank	16,741	75,589
The Saudi National Bank	74,964	1,250,811
The Savola Group	9,302	69,638
Yanbu National Petrochemical Company	7,999	97,441
		8,735,902
Singapore - 1.0%
BOC Aviation, Ltd. (B)	7,400	52,314
CapitaLand Integrated Commercial Trust	183,231	243,731
CapitaLand Investment, Ltd.	93,902	225,916
CapLand Ascendas REIT	117,802	219,741
CDL Hospitality Trusts	2,639	2,135
City Developments, Ltd.	16,600	87,484
DBS Group Holdings, Ltd.	64,154	1,484,098
Genting Singapore, Ltd.	226,200	122,925
Grab Holdings, Ltd., Class A (A)	37,400	98,362
JOYY, Inc., ADR	2,000	52,000
Keppel Corp., Ltd.	55,069	264,986
Mapletree Logistics Trust	124,150	134,144
Mapletree Pan Asia Commercial Trust	89,600	106,673
Oversea-Chinese Banking Corp., Ltd.	120,702	989,019
Sea, Ltd., ADR (A)	12,200	683,810
Singapore Airlines, Ltd. (A)	57,850	204,460
Singapore Exchange, Ltd.	30,900	202,716
Singapore Technologies Engineering, Ltd.	61,500	152,794
Singapore Telecommunications, Ltd.	294,940	544,235
United Overseas Bank, Ltd.	42,208	764,496
UOL Group, Ltd.	20,239	93,113
Venture Corp., Ltd.	11,100	126,129
Wilmar International, Ltd.	72,000	191,548
		7,046,829
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 1.0%
Absa Group, Ltd.	27,515	$267,280
African Rainbow Minerals, Ltd.	5,157	69,350
Anglo American Platinum, Ltd.	1,813	128,586
AngloGold Ashanti, Ltd.	14,430	197,126
Aspen Pharmacare Holdings, Ltd.	13,036	96,345
Bid Corp., Ltd.	11,078	170,098
Capitec Bank Holdings, Ltd.	2,975	254,882
Clicks Group, Ltd.	8,355	131,882
Discovery, Ltd. (A)	16,080	92,831
Exxaro Resources, Ltd.	8,997	99,921
FirstRand, Ltd.	172,480	575,783
Gold Fields, Ltd.	29,492	237,870
Growthpoint Properties, Ltd.	109,582	71,063
Harmony Gold Mining Company, Ltd.	18,873	44,485
Impala Platinum Holdings, Ltd.	28,968	269,333
Kumba Iron Ore, Ltd.	2,164	45,905
Mr. Price Group, Ltd.	8,969	85,448
MTN Group, Ltd.	59,164	390,364
MultiChoice Group	15,717	100,045
Naspers, Ltd., N Shares	7,259	900,287
Nedbank Group, Ltd.	15,440	169,876
Northam Platinum Holdings, Ltd. (A)	11,870	102,757
Old Mutual, Ltd. (C)	182,601	98,905
Pepkor Holdings, Ltd. (B)	56,996	65,464
Remgro, Ltd.	17,781	130,443
Sanlam, Ltd.	59,860	169,316
Sasol, Ltd.	19,396	303,386
Shoprite Holdings, Ltd.	16,492	196,893
Sibanye Stillwater, Ltd.	101,051	231,965
Standard Bank Group, Ltd.	43,543	343,978
The Bidvest Group, Ltd.	9,718	105,265
The Foschini Group, Ltd.	11,309	73,502
The SPAR Group, Ltd.	5,706	45,019
Vodacom Group, Ltd.	21,952	147,498
Woolworths Holdings, Ltd.	33,746	113,394
		6,526,545
South Korea - 2.8%
Alteogen, Inc. (A)	591	18,499
Amorepacific Corp.	975	68,746
AMOREPACIFIC Group	770	14,308
BGF retail Company, Ltd.	90	10,356
Celltrion Healthcare Company, Ltd.	3,174	148,724
Celltrion Pharm, Inc. (A)	569	25,185
Celltrion, Inc.	3,173	385,095
Cheil Worldwide, Inc.	1,346	21,218
CJ CheilJedang Corp.	210	59,912
CJ Corp.	456	21,987
CJ ENM Company, Ltd.	178	9,368
CJ Logistics Corp. (A)	312	19,572
Coway Company, Ltd.	2,324	86,909
DB Insurance Company, Ltd.	1,122	42,985
Doosan Bobcat, Inc.	1,103	21,705
Doosan Enerbility Company, Ltd. (A)	10,736	105,461
Ecopro BM Company, Ltd.	1,844	111,556
E-MART, Inc.	496	28,833
F&F Company, Ltd.	575	54,535
Green Cross Corp.	274	23,477
GS Engineering & Construction Corp.	1,468	22,892
GS Holdings Corp.	1,749	50,634
Hana Financial Group, Inc.	11,216	275,409
Hankook Tire & Technology Company, Ltd.	1,937	47,279
Hanmi Pharm Company, Ltd.	147	23,339
Hanon Systems	4,656	26,831
Hanwha Solutions Corp. (A)	3,439	112,022

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HD Hyundai Company, Ltd.	1,555	$58,289
HLB, Inc. (A)	2,702	79,937
HMM Company, Ltd.	8,540	109,040
Hotel Shilla Company, Ltd.	1,060	52,720
HYBE Company, Ltd. (A)	560	52,044
Hyundai Engineering & Construction Company, Ltd.	2,649	68,703
Hyundai Glovis Company, Ltd.	539	60,664
Hyundai Heavy Industries Company, Ltd. (A)	609	48,401
Hyundai Mobis Company, Ltd.	2,223	293,444
Hyundai Motor Company	4,857	592,741
Hyundai Steel Company	2,875	55,846
Iljin Materials Company, Ltd.	767	26,815
Industrial Bank of Korea	5,941	39,288
Kakao Corp.	10,511	413,602
Kakao Games Corp. (A)	994	29,166
KakaoBank Corp. (A)	3,982	55,162
Kangwon Land, Inc. (A)	3,612	58,971
KB Financial Group, Inc.	12,892	389,320
KB Financial Group, Inc., ADR	430	12,960
Kia Corp.	8,833	439,636
Korea Aerospace Industries, Ltd.	1,710	57,631
Korea Electric Power Corp. (A)	6,370	88,741
Korea Electric Power Corp., ADR	4,277	29,084
Korea Investment Holdings Company, Ltd.	1,170	38,444
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	56,890
Korea Zinc Company, Ltd.	350	144,713
Korean Air Lines Company, Ltd. (A)	6,728	102,664
Krafton, Inc. (A)	733	106,265
KT&G Corp.	4,465	269,597
Kumho Petrochemical Company, Ltd.	614	49,159
L&F Company, Ltd. (A)	748	90,959
LG Chem, Ltd.	1,553	573,422
LG Corp.	2,922	149,883
LG Display Company, Ltd.	5,471	45,340
LG Display Company, Ltd., ADR	2,417	9,861
LG Electronics, Inc.	3,973	215,597
LG Energy Solution, Ltd. (A)	722	212,888
LG H&H Company, Ltd.	358	156,918
LG Innotek Company, Ltd.	575	108,379
LG Uplus Corp.	9,062	67,764
Lotte Chemical Corp.	562	56,012
Lotte Shopping Company, Ltd.	366	21,951
Meritz Securities Company, Ltd.	14,974	38,095
Mirae Asset Securities Company, Ltd.	7,084	29,325
NAVER Corp.	4,194	558,709
NCSoft Corp.	550	131,558
Netmarble Corp. (B)	515	18,258
NH Investment & Securities Company, Ltd.	3,944	24,619
Orion Corp.	569	40,692
Pan Ocean Company, Ltd.	9,148	28,510
Pearl Abyss Corp. (A)	1,020	32,835
POSCO Chemical Company, Ltd.	883	91,349
POSCO Holdings, Inc.	2,484	362,335
S-1 Corp.	252	10,150
Samsung Biologics Company, Ltd. (A)(B)	586	328,025
Samsung C&T Corp.	2,732	195,769
Samsung Electro-Mechanics Company, Ltd.	1,863	143,739
Samsung Electronics Company, Ltd.	163,163	5,991,224
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Engineering Company, Ltd. (A)	6,723	$105,832
Samsung Fire & Marine Insurance Company, Ltd.	1,218	155,780
Samsung Heavy Industries Company, Ltd. (A)	20,659	76,115
Samsung Life Insurance Company, Ltd.	2,349	101,746
Samsung SDI Company, Ltd.	1,864	701,132
Samsung SDS Company, Ltd.	1,018	81,072
Samsung Securities Company, Ltd.	1,475	31,399
SD Biosensor, Inc.	1,695	31,247
Seegene, Inc.	947	17,565
Shinhan Financial Group Company, Ltd.	14,320	332,641
Shinhan Financial Group Company, Ltd., ADR	350	8,050
SK Biopharmaceuticals Company, Ltd. (A)	528	20,802
SK Bioscience Company, Ltd. (A)	763	42,236
SK Chemicals Company, Ltd.	385	24,231
SK Hynix, Inc.	18,713	1,070,388
SK IE Technology Company, Ltd. (A)(B)	601	21,710
SK Innovation Company, Ltd. (A)	1,838	182,142
SK Square Company, Ltd. (A)	3,395	84,717
SK, Inc.	1,269	168,488
SKC Company, Ltd.	859	49,623
S-Oil Corp.	1,876	106,119
Woori Financial Group, Inc.	16,990	126,086
Yuhan Corp.	1,295	48,837
		19,038,898
Spain - 1.5%
Acciona SA	843	148,162
ACS Actividades de Construccion y Servicios SA	8,053	180,945
Aena SME SA (A)(B)	2,789	289,440
Amadeus IT Group SA (A)	16,293	755,384
Banco Bilbao Vizcaya Argentaria SA	239,997	1,076,585
Banco Santander SA	570,902	1,328,427
Banco Santander SA (Mexican Stock Exchange)	22,856	52,205
CaixaBank SA	163,763	527,458
Cellnex Telecom SA (A)(B)	18,545	572,048
EDP Renovaveis SA	9,513	195,683
Enagas SA	9,787	151,492
Endesa SA	12,378	185,911
Ferrovial SA	18,180	412,659
Grifols SA (A)	11,763	101,624
Iberdrola SA	203,440	1,896,905
Industria de Diseno Textil SA	39,419	813,473
Naturgy Energy Group SA	4,969	114,950
Red Electrica Corp. SA	16,401	251,682
Repsol SA	49,663	570,638
Siemens Gamesa Renewable Energy SA (A)	9,848	171,698
Telefonica SA	183,426	606,389
		10,403,758
Sweden - 2.0%
Alfa Laval AB	11,168	276,933
Assa Abloy AB, B Shares	34,547	647,275
Atlas Copco AB, A Shares	92,584	860,509
Atlas Copco AB, B Shares	53,800	445,949
Boliden AB	9,749	301,204
Electrolux AB, Series B (C)	9,015	93,697
Embracer Group AB (A)(C)	21,941	130,048
Epiroc AB, A Shares	22,715	324,949
Epiroc AB, B Shares	14,979	188,880
EQT AB	11,030	213,123

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Essity AB, B Shares	20,983	$414,557
Evolution AB (B)	6,247	493,810
Fastighets AB Balder, B Shares (A)	24,258	96,830
Getinge AB, B Shares	8,639	147,737
Hennes & Mauritz AB, B Shares (C)	25,173	232,727
Hexagon AB, B Shares	67,089	626,553
Holmen AB, B Shares	3,205	121,619
Husqvarna AB, B Shares (C)	16,345	90,607
Industrivarden AB, A Shares	5,394	108,649
Industrivarden AB, C Shares	6,375	127,144
Indutrade AB	9,332	151,365
Investment AB Latour, B Shares	5,907	97,736
Investor AB, A Shares	17,189	263,397
Investor AB, B Shares	62,798	916,300
Kinnevik AB, B Shares (A)	8,775	115,004
L.E. Lundbergforetagen AB, B Shares	3,102	111,984
Lifco AB, B Shares	9,142	126,827
Nibe Industrier AB, B Shares	51,776	461,854
Sagax AB, B Shares	6,422	105,726
Sandvik AB	38,912	530,431
Securitas AB, B Shares (C)	12,796	88,830
Skandinaviska Enskilda Banken AB, A Shares	57,777	550,658
Skanska AB, B Shares	12,918	160,774
SKF AB, B Shares	14,059	188,343
Svenska Cellulosa AB SCA, B Shares	20,883	264,974
Svenska Handelsbanken AB, A Shares	50,274	412,699
Swedbank AB, A Shares	31,214	409,707
Swedish Match AB	57,080	564,620
Swedish Orphan Biovitrum AB (A)	5,771	111,536
Tele2 AB, B Shares	17,728	152,985
Telefonaktiebolaget LM Ericsson, B Shares (C)	100,604	588,076
Telia Company AB	91,625	263,888
Volvo AB, A Shares	8,008	118,500
Volvo AB, B Shares	51,555	729,553
Volvo Car AB, B Shares (A)	20,359	88,344
		13,516,911
Switzerland - 7.1%
ABB, Ltd.	56,116	1,448,883
Adecco Group AG	6,058	167,198
Alcon, Inc.	17,168	997,211
Bachem Holding AG	1,275	80,188
Baloise Holding AG	1,882	240,472
Barry Callebaut AG	136	256,362
Chocoladefabriken Lindt & Spruengli AG	4	398,346
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	357,580
Cie Financiere Richemont SA, A Shares	17,834	1,683,448
Clariant AG (A)	8,258	131,911
Coca-Cola HBC AG (A)	8,067	168,558
Credit Suisse Group AG	96,288	380,875
EMS-Chemie Holding AG	241	152,132
Geberit AG	1,305	559,569
Givaudan SA	317	957,658
Glencore PLC	342,145	1,797,970
Holcim, Ltd. (A)	12,218	500,700
Holcim, Ltd. (Euronext Paris Exchange) (A)	6,750	280,410
Julius Baer Group, Ltd.	8,601	375,340
Kuehne + Nagel International AG	2,065	420,500
Logitech International SA (C)	6,403	292,730
Lonza Group AG	2,544	1,238,651
Nestle SA	96,173	10,401,814
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	75,570	$5,761,229
Partners Group Holding AG	821	660,728
Roche Holding AG	24,003	7,813,763
Roche Holding AG, Bearer Shares	911	355,865
Schindler Holding AG	806	121,442
Schindler Holding AG, Participation Certificates	1,582	245,526
SGS SA	220	470,744
SIG Group AG (A)	10,451	212,198
Sika AG	5,094	1,023,852
Sonova Holding AG	1,838	404,472
STMicroelectronics NV	24,696	767,481
Straumann Holding AG	3,800	347,549
Swiss Life Holding AG	1,152	508,967
Swiss Prime Site AG	3,037	241,920
Swiss Re AG	10,900	803,919
Swisscom AG	886	414,862
Temenos AG	2,556	172,318
The Swatch Group AG	2,395	100,334
The Swatch Group AG, Bearer Shares	1,191	267,497
UBS Group AG	120,167	1,743,379
VAT Group AG (B)	1,010	204,959
Zurich Insurance Group AG	5,140	2,049,065
		47,980,575
Taiwan - 3.9%
Accton Technology Corp.	17,000	145,002
Acer, Inc.	99,018	68,173
Advantech Company, Ltd.	13,296	122,476
ASE Technology Holding Company, Ltd.	111,338	276,797
Asia Cement Corp.	72,863	90,214
ASMedia Technology, Inc.	1,000	20,693
Asustek Computer, Inc.	23,952	175,638
AUO Corp.	273,827	125,314
Catcher Technology Company, Ltd.	22,184	120,129
Cathay Financial Holding Company, Ltd.	263,839	330,678
Chailease Holding Company, Ltd.	47,255	269,926
Chang Hwa Commercial Bank, Ltd.	116,003	62,491
Cheng Shin Rubber Industry Company, Ltd.	43,680	48,944
China Airlines, Ltd.	94,000	57,801
China Development Financial Holding Corp.	504,133	189,579
China Steel Corp.	403,388	338,172
Chunghwa Telecom Company, Ltd.	127,148	455,080
Compal Electronics, Inc.	139,764	95,303
CTBC Financial Holding Company, Ltd.	586,465	364,841
Delta Electronics, Inc.	64,866	515,239
E Ink Holdings, Inc.	29,000	191,456
E.Sun Financial Holding Company, Ltd.	438,483	354,791
Eclat Textile Company, Ltd.	6,259	76,847
eMemory Technology, Inc.	2,000	70,793
Eva Airways Corp.	86,000	76,029
Evergreen Marine Corp. Taiwan, Ltd.	33,826	154,229
Far Eastern New Century Corp.	109,875	111,556
Far EasTone Telecommunications Company, Ltd.	45,159	102,752
Feng TAY Enterprise Company, Ltd.	14,520	71,821
First Financial Holding Company, Ltd.	353,926	288,927
Formosa Chemicals & Fibre Corp.	117,212	254,237
Formosa Petrochemical Corp.	39,720	103,236
Formosa Plastics Corp.	128,086	348,646
Fubon Financial Holding Company, Ltd.	252,284	394,525
Giant Manufacturing Company, Ltd.	10,000	64,379
Globalwafers Company, Ltd.	7,000	79,845

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	426,368	$1,365,280
Hotai Motor Company, Ltd.	10,000	179,265
Hua Nan Financial Holdings Company, Ltd.	296,225	206,664
Innolux Corp.	275,841	89,852
Inventec Corp.	89,899	64,626
Largan Precision Company, Ltd.	3,143	164,759
Lite-On Technology Corp.	70,626	141,652
MediaTek, Inc.	53,340	920,457
Mega Financial Holding Company, Ltd.	372,212	364,168
Micro-Star International Company, Ltd.	23,000	77,421
momo.com, Inc.	2,400	40,051
Nan Ya Plastics Corp.	171,992	360,910
Nan Ya Printed Circuit Board Corp.	8,000	47,024
Nanya Technology Corp.	37,000	56,701
Nien Made Enterprise Company, Ltd.	5,000	39,472
Novatek Microelectronics Corp.	19,361	132,509
Pegatron Corp.	66,989	122,952
Pou Chen Corp.	78,641	70,295
Powerchip Semiconductor Manufacturing Corp.	91,000	81,327
President Chain Store Corp.	19,496	172,985
Quanta Computer, Inc.	90,771	219,727
Realtek Semiconductor Corp.	14,999	126,623
Ruentex Development Company, Ltd.	38,400	61,725
Shin Kong Financial Holding Company, Ltd.	411,790	105,991
SinoPac Financial Holdings Company, Ltd.	342,149	185,648
Synnex Technology International Corp.	45,928	76,082
Taishin Financial Holding Company, Ltd.	358,479	154,110
Taiwan Cement Corp.	184,594	196,595
Taiwan Cooperative Financial Holding Company, Ltd.	305,010	251,125
Taiwan High Speed Rail Corp.	66,000	59,112
Taiwan Mobile Company, Ltd.	55,257	166,307
Taiwan Semiconductor Manufacturing Company, Ltd.	841,227	11,150,794
The Shanghai Commercial & Savings Bank, Ltd.	111,937	172,806
Unimicron Technology Corp.	40,000	146,428
Uni-President Enterprises Corp.	161,487	341,512
United Microelectronics Corp. (A)	388,313	434,560
Vanguard International Semiconductor Corp.	31,000	62,803
Voltronic Power Technology Corp.	2,000	87,961
Walsin Lihwa Corp.	87,735	110,813
Wan Hai Lines, Ltd.	22,770	47,499
Win Semiconductors Corp.	11,000	42,268
Winbond Electronics Corp.	102,000	62,983
Wiwynn Corp.	3,000	75,811
WPG Holdings, Ltd.	47,840	69,869
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	12,584	106,222
Yang Ming Marine Transport Corp.	60,000	115,273
Yuanta Financial Holding Company, Ltd.	334,582	205,188
Zhen Ding Technology Holding, Ltd.	19,000	63,000
		26,213,764
Thailand - 0.5%
Advanced Info Service PCL	48,400	249,631
Airports of Thailand PCL (A)	163,100	312,402
Bangkok Dusit Medical Services PCL, NVDR	387,300	301,928
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	354,600	$86,261
Berli Jucker PCL, NVDR	21,300	18,384
BTS Group Holdings PCL, NVDR	301,600	66,120
Bumrungrad Hospital PCL, NVDR	15,600	93,536
Central Pattana PCL, NVDR	64,400	110,770
Central Retail Corp. PCL	45,441	47,304
Charoen Pokphand Foods PCL	136,200	90,239
CP ALL PCL	184,600	274,119
CP ALL PCL, NVDR	12,300	18,265
Electricity Generating PCL	7,600	33,171
Electricity Generating PCL, NVDR	1,400	6,110
Energy Absolute PCL	56,900	132,608
Gulf Energy Development PCL, NVDR	79,150	109,679
Home Product Center PCL	204,400	72,778
Indorama Ventures PCL, NVDR	54,900	56,331
Krung Thai Bank PCL	164,375	72,525
Krungthai Card PCL	30,800	46,716
Land & Houses PCL, NVDR	393,400	92,430
Minor International PCL, NVDR (A)	131,483	91,870
Muangthai Capital PCL, NVDR	11,300	10,750
PTT Exploration & Production PCL	60,147	256,480
PTT Global Chemical PCL	87,373	95,615
PTT PCL	391,000	351,615
PTT PCL, NVDR	10,500	9,442
Ratch Group PCL, NVDR	19,200	20,817
SCB X PCL	23,348	63,977
Thai Oil PCL	50,886	68,975
Thai Union Group PCL	95,900	47,432
The Siam Cement PCL	12,000	103,526
The Siam Cement PCL, NVDR	14,300	123,369
True Corp. PCL	448,802	59,883
		3,595,058
Turkey - 0.1%
Akbank TAS	100,286	60,999
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	22,126
BIM Birlesik Magazalar AS	16,428	102,348
Eregli Demir ve Celik Fabrikalari TAS	49,091	76,547
Ford Otomotiv Sanayi AS	4,572	80,541
Haci Omer Sabanci Holding AS	34,855	48,352
KOC Holding AS	25,423	61,881
Turk Hava Yollari AO (A)	18,859	71,607
Turkcell Iletisim Hizmetleri AS	38,572	40,991
Turkiye Is Bankasi AS, Class C	134,602	54,206
Turkiye Petrol Rafinerileri AS (A)	4,998	77,785
Turkiye Sise ve Cam Fabrikalari AS	47,094	64,174
		761,557
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	89
United Kingdom - 9.3%
3i Group PLC	35,664	428,231
abrdn PLC	83,799	128,188
Admiral Group PLC	7,357	156,289
Anglo American PLC	44,317	1,330,648
Ashtead Group PLC	16,179	726,593
Associated British Foods PLC	13,433	187,693
AstraZeneca PLC	53,030	5,829,534
Auto Trader Group PLC (B)	37,238	211,178
AVEVA Group PLC	4,798	165,541
Aviva PLC	96,832	415,295
BAE Systems PLC	107,497	944,510
Barclays PLC	578,927	921,147
Barratt Developments PLC	38,692	146,233
BP PLC	665,275	3,178,930

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	74,982	$2,688,658
BT Group PLC	237,392	319,125
Bunzl PLC	12,530	382,827
Burberry Group PLC	15,189	303,406
CNH Industrial NV	37,712	422,081
Coca-Cola Europacific Partners PLC	6,887	295,887
Compass Group PLC	60,955	1,213,756
Croda International PLC	5,146	367,546
Diageo PLC	80,364	3,382,789
Entain PLC	21,740	259,932
Ferguson PLC	7,567	784,916
GSK PLC	138,567	2,001,274
Haleon PLC (A)	173,209	540,057
Halma PLC	13,950	313,767
Hargreaves Lansdown PLC	13,764	131,818
HSBC Holdings PLC	691,905	3,582,572
Imperial Brands PLC	30,847	634,300
Informa PLC	56,166	321,038
InterContinental Hotels Group PLC	6,814	328,173
Intertek Group PLC	6,021	247,035
J Sainsbury PLC	71,585	138,630
JD Sports Fashion PLC	99,578	109,702
Johnson Matthey PLC	7,531	152,044
Kingfisher PLC	79,556	193,656
Land Securities Group PLC	25,882	149,552
Legal & General Group PLC	217,299	518,686
Lloyds Banking Group PLC	2,429,420	1,098,064
London Stock Exchange Group PLC	11,262	951,059
M&G PLC	94,053	173,256
Melrose Industries PLC	165,385	184,927
Mondi PLC	13,861	212,938
Mondi PLC (Johannesburg Stock Exchange)	4,137	63,859
National Grid PLC	123,849	1,274,910
NatWest Group PLC	195,705	487,445
Next PLC	4,895	259,805
Ocado Group PLC (A)	18,400	95,486
Pearson PLC	23,325	222,743
Persimmon PLC	11,973	163,745
Phoenix Group Holdings PLC	27,163	158,192
Prudential PLC	93,830	918,370
Reckitt Benckiser Group PLC	24,469	1,621,835
RELX PLC	41,592	1,016,327
RELX PLC (Euronext Amsterdam Exchange)	24,869	606,114
Rentokil Initial PLC	67,951	360,171
Rio Tinto PLC	38,611	2,089,073
Rolls-Royce Holdings PLC (A)	310,208	237,572
Schroders PLC	29,188	125,459
Segro PLC	44,245	369,173
Severn Trent PLC	9,413	246,070
Shell PLC	259,939	6,448,493
Smith & Nephew PLC	32,440	374,446
Smiths Group PLC	15,498	258,149
Spirax-Sarco Engineering PLC	2,735	314,396
SSE PLC	39,911	673,934
St. James's Place PLC	20,193	229,961
Standard Chartered PLC	96,275	602,155
Taylor Wimpey PLC	139,593	135,926
Tesco PLC	261,234	599,548
The Berkeley Group Holdings PLC	4,051	148,004
The British Land Company PLC	35,353	136,934
The Sage Group PLC	34,459	265,560
Unilever PLC	87,494	3,844,456
United Utilities Group PLC	26,873	265,347
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	946,663	$1,059,500
Whitbread PLC	7,669	194,397
WPP PLC	42,535	351,133
		63,392,169
United States - 0.1%
Bausch Health Companies, Inc. (A)	11,700	80,804
Brookfield Renewable Corp., Class A (C)	5,150	168,293
Legend Biotech Corp., ADR (A)	2,100	85,680
Parade Technologies, Ltd.	3,000	55,127
		389,904
TOTAL COMMON STOCKS (Cost $649,577,277)		$659,939,651
PREFERRED SECURITIES - 0.9%
Brazil - 0.5%
Alpargatas SA	1,394	5,497
Banco Bradesco SA	191,781	705,356
Banco BTG Pactual SA	4	4
Braskem SA, A Shares	8,200	39,888
Centrais Eletricas Brasileiras SA, B Shares	5,700	47,708
Cia Energetica de Minas Gerais	47,172	94,093
Gerdau SA	43,600	197,537
Itau Unibanco Holding SA	173,789	904,005
Itausa SA	155,109	279,776
Petroleo Brasileiro SA	165,151	912,343
		3,186,207
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	135,720
Henkel AG & Company KGaA	6,583	390,943
Porsche Automobil Holding SE	5,695	320,873
Sartorius AG	833	288,137
Volkswagen AG	6,332	773,717
		1,909,390
South Korea - 0.1%
Hyundai Motor Company	705	41,216
Hyundai Motor Company, 2nd Preferred	1,197	69,593
LG Chem, Ltd.	162	28,214
LG H&H Company, Ltd.	48	10,997
Samsung Electronics Company, Ltd.	28,139	914,036
		1,064,056
TOTAL PREFERRED SECURITIES (Cost $7,136,049)		$6,159,653
RIGHTS - 0.0%
Globe Telecom, Inc. (Expiration Date: 10-10-22; Strike Price: PHP 1,680.00) (A)	73	436
Localiza Rent a Car SA (Expiration Date: 11-1-22; Strike Price: BRL 50.35) (A)	62	121
Securitas AB (Expiration Date: 10-12-22; Strike Price: SEK 46.00) (A)(C)	51,184	21,354
TOTAL RIGHTS (Cost $21,711)		$21,911
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	492
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	198
TOTAL WARRANTS (Cost $0)		$690

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
Fidelity Government Portfolio, Institutional Class, 2.6229% (F)	3,317,877	$3,317,877
John Hancock Collateral Trust, 3.0556% (F)(G)	967,950	9,671,759
TOTAL SHORT-TERM INVESTMENTS (Cost $12,989,724)		$12,989,636
Total Investments (International Equity Index Trust) (Cost $669,724,761) - 99.9%		$679,111,541
Other assets and liabilities, net - 0.1%		539,598
TOTAL NET ASSETS - 100.0%		$679,651,139
Currency Abbreviations
BRL	Brazilian Real
PHP	Philippine Peso
SEK	Swedish Krona
International Equity Index Trust (continued)
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $9,188,123.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	13	Long	Dec 2022	$1,208,925	$1,079,910	$(129,015)
Mini MSCI Emerging Markets Index Futures	281	Long	Dec 2022	13,718,792	12,250,195	(1,468,597)
						$(1,597,612)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%
Australia - 6.5%
A2B Australia, Ltd. (A)	9,047	$6,745
Accent Group, Ltd.	24,907	20,377
Adairs, Ltd.	7,105	8,229
Adbri, Ltd.	19,036	22,450
Ainsworth Game Technology, Ltd. (A)	10,192	5,641
Alcidion Group, Ltd. (A)	43,339	3,553
Alkane Resources, Ltd. (A)	25,036	10,886
Alliance Aviation Services, Ltd. (A)	3,238	6,416
AMA Group, Ltd. (A)	33,686	4,877
AMP, Ltd. (A)	137,230	96,193
Ansell, Ltd.	2,607	41,948
Appen, Ltd.	3,751	7,412
Arafura Resources, Ltd. (A)	160,240	33,433
ARB Corp., Ltd.	3,854	68,474
Archer Materials, Ltd. (A)	10,038	4,994
Ardent Leisure Group, Ltd.	39,016	12,924
AUB Group, Ltd.	5,264	64,112
Audinate Group, Ltd. (A)	3,365	15,549
Aurelia Metals, Ltd. (A)	85,331	10,856
Aussie Broadband, Ltd. (A)	7,972	11,558
Austal, Ltd.	23,155	33,764
Australian Agricultural Company, Ltd. (A)	28,065	30,808
Australian Finance Group, Ltd.	15,010	15,419
Australian Strategic Materials, Ltd. (A)	2,300	3,426
Auswide Bank, Ltd.	694	2,307
AVZ Minerals, Ltd. (A)(B)	98,026	48,908
Baby Bunting Group, Ltd.	5,551	13,392
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Bapcor, Ltd.	15,610	$60,940
Base Resources, Ltd.	32,069	5,825
Beach Energy, Ltd.	86,667	83,229
Beacon Lighting Group, Ltd.	6,266	7,705
Bega Cheese, Ltd.	15,122	33,454
Bell Financial Group, Ltd.	10,635	6,889
Bellevue Gold, Ltd. (A)	51,351	24,407
Betmakers Technology Group, Ltd. (A)	14,102	2,820
Bigtincan Holdings, Ltd. (A)	27,175	9,298
Blackmores, Ltd.	796	32,100
Boral, Ltd.	21,191	36,122
Bravura Solutions, Ltd.	17,804	13,972
Breville Group, Ltd.	4,635	53,478
Brickworks, Ltd.	3,876	53,380
Bubs Australia, Ltd. (A)	28,812	9,169
BWX, Ltd. (B)	9,946	4,008
Calidus Resources, Ltd. (A)	27,986	9,762
Calix, Ltd. (A)	4,787	17,664
Capitol Health, Ltd.	41,735	8,388
Capricorn Metals, Ltd. (A)	13,300	25,463
Carnarvon Energy, Ltd. (A)	51,813	5,128
Cash Converters International, Ltd.	14,501	2,130
Cedar Woods Properties, Ltd.	5,696	14,556
Chalice Mining, Ltd. (A)	15,199	38,016
Challenger, Ltd.	9,888	37,041
Champion Iron, Ltd.	13,921	43,263
City Chic Collective, Ltd. (A)	9,410	7,825
Clinuvel Pharmaceuticals, Ltd.	2,335	27,697

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Clover Corp., Ltd.	8,155	$6,542
Codan, Ltd.	5,320	19,245
Collins Foods, Ltd.	8,677	48,216
Cooper Energy, Ltd. (A)	158,205	25,968
Corporate Travel Management, Ltd.	6,082	64,992
Costa Group Holdings, Ltd.	25,640	36,876
Credit Corp. Group, Ltd.	3,047	33,571
CSR, Ltd.	25,551	72,814
Data#3, Ltd.	9,073	36,069
De Grey Mining, Ltd. (A)	57,286	37,851
Deterra Royalties, Ltd.	18,874	48,506
Dicker Data, Ltd.	2,871	18,770
Domain Holdings Australia, Ltd.	11,859	24,407
Downer EDI, Ltd.	34,064	99,638
Eagers Automotive, Ltd.	7,533	52,923
Eclipx Group, Ltd. (A)	16,681	23,661
Elders, Ltd.	8,609	65,696
Emeco Holdings, Ltd.	22,924	12,188
Emerald Resources NL (A)	28,411	19,590
EML Payments, Ltd. (A)	16,327	8,242
Enero Group, Ltd.	3,952	7,319
EQT Holdings, Ltd.	939	14,851
Estia Health, Ltd.	11,708	14,773
EVENT Hospitality and Entertainment, Ltd. (A)	5,448	45,429
Finbar Group, Ltd.	8,370	3,460
Fleetwood, Ltd.	8,058	7,506
Flight Centre Travel Group, Ltd. (A)	7,869	71,244
Frontier Digital Ventures, Ltd. (A)	10,734	4,353
G8 Education, Ltd.	51,376	31,533
Galan Lithium, Ltd. (A)	13,760	10,458
Genworth Mortgage Insurance Australia, Ltd.	18,245	31,785
Gold Road Resources, Ltd.	44,162	35,928
GrainCorp, Ltd., Class A	13,614	68,483
Grange Resources, Ltd.	21,083	9,448
GUD Holdings, Ltd.	7,010	33,257
GWA Group, Ltd.	12,453	15,188
Hansen Technologies, Ltd.	11,735	33,248
Healius, Ltd.	23,643	50,860
Highfield Resources, Ltd. (A)	13,495	6,622
HT&E, Ltd.	20,357	15,698
HUB24, Ltd.	3,277	43,766
Humm Group, Ltd.	26,650	7,633
Iluka Resources, Ltd.	11,060	64,031
Imdex, Ltd.	20,483	23,233
Infomedia, Ltd.	17,584	13,177
Inghams Group, Ltd.	20,588	31,337
Insignia Financial, Ltd.	32,271	61,005
Integral Diagnostics, Ltd.	13,604	24,099
Integrated Research, Ltd. (A)	3,367	834
InvoCare, Ltd.	8,212	53,149
Ioneer, Ltd. (A)	61,614	24,772
IPH, Ltd.	9,953	60,562
IRESS, Ltd.	9,820	56,004
IVE Group, Ltd.	11,452	16,390
Johns Lyng Group, Ltd.	11,256	45,196
Jumbo Interactive, Ltd.	2,253	17,182
Jupiter Mines, Ltd.	116,266	14,313
Karoon Energy, Ltd. (A)	40,996	48,021
Kelsian Group, Ltd.	2,432	7,541
Kogan.com, Ltd. (A)	1,950	3,756
Lifestyle Communities, Ltd.	4,254	41,212
Link Administration Holdings, Ltd.	18,547	33,783
Lovisa Holdings, Ltd.	3,846	52,047
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
MA Financial Group, Ltd.	4,146	$10,187
MACA, Ltd.	23,711	16,361
Macmahon Holdings, Ltd.	112,440	10,711
Macquarie Telecom Group, Ltd. (A)	223	8,481
Mayne Pharma Group, Ltd. (A)	99,135	17,369
McMillan Shakespeare, Ltd.	3,346	27,539
McPherson's, Ltd.	9,168	4,537
Mesoblast, Ltd. (A)	11,677	5,761
Metals X, Ltd. (A)	48,765	8,227
Metcash, Ltd.	30,910	76,800
Michael Hill International, Ltd.	16,629	12,627
Mincor Resources NL (A)	14,651	17,132
MMA Offshore, Ltd. (A)	25,635	11,290
Monadelphous Group, Ltd.	3,790	31,452
Monash IVF Group, Ltd.	21,798	12,567
Money3 Corp., Ltd.	8,870	10,255
Mount Gibson Iron, Ltd. (A)	19,096	4,986
Myer Holdings, Ltd.	63,302	23,585
MyState, Ltd.	5,518	13,447
Nanosonics, Ltd. (A)	11,541	25,452
Navigator Global Investments, Ltd.	11,684	8,390
Nearmap, Ltd. (A)	18,333	23,422
Netwealth Group, Ltd.	6,079	47,062
New Energy Solar, Ltd.	2,820	1,721
New Hope Corp., Ltd.	24,235	97,898
Newcrest Mining, Ltd. (Toronto Stock Exchange)	2,787	30,587
nib holdings, Ltd.	21,443	103,063
Nick Scali, Ltd.	5,272	31,122
Nickel Industries, Ltd.	52,112	26,309
Nine Entertainment Company Holdings, Ltd.	4,471	5,363
Novonix, Ltd. (A)	10,082	11,189
NRW Holdings, Ltd.	25,786	39,273
Nufarm, Ltd.	21,032	67,399
Objective Corp., Ltd.	921	7,708
OceanaGold Corp. (A)	38,000	61,896
OFX Group, Ltd. (A)	14,134	22,757
Omni Bridgeway, Ltd. (A)	15,737	37,600
oOh!media, Ltd.	31,712	24,781
Opthea, Ltd. (A)	9,285	6,971
Orora, Ltd.	40,091	77,290
Pacific Current Group, Ltd.	1,717	8,022
Pact Group Holdings, Ltd.	11,275	9,714
Paladin Energy, Ltd. (A)	119,046	56,152
Panoramic Resources, Ltd. (A)	68,650	8,436
Pantoro, Ltd. (A)	48,090	4,988
Peet, Ltd.	13,800	9,454
Pendal Group, Ltd.	12,114	34,875
PeopleIN, Ltd.	4,845	9,521
Perenti Global, Ltd.	35,432	20,846
Perpetual, Ltd.	2,914	44,039
Perseus Mining, Ltd.	68,083	66,234
Pinnacle Investment Management Group, Ltd.	5,460	28,951
Platinum Asset Management, Ltd.	22,136	24,090
PolyNovo, Ltd. (A)	26,599	21,883
Poseidon Nickel, Ltd. (A)	71,048	2,040
Praemium, Ltd.	28,131	11,988
Premier Investments, Ltd.	4,408	63,502
Propel Funeral Partners, Ltd.	2,859	8,595
PSC Insurance Group, Ltd.	5,616	17,187
PWR Holdings, Ltd.	4,736	25,640
Ramelius Resources, Ltd.	37,591	17,133
ReadyTech Holdings, Ltd. (A)	4,809	8,762

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Red 5, Ltd. (A)	186,035	$22,762
Redbubble, Ltd. (A)	13,929	5,569
Regis Healthcare, Ltd.	9,267	10,143
Regis Resources, Ltd.	35,749	35,625
Resolute Mining, Ltd. (A)	43,558	5,842
Ridley Corp., Ltd.	19,540	25,531
RPMGlobal Holdings, Ltd. (A)	6,670	6,486
Sandfire Resources, Ltd.	19,142	45,734
Select Harvests, Ltd.	7,048	23,712
Servcorp, Ltd.	3,171	6,537
Service Stream, Ltd.	27,275	11,840
Seven West Media, Ltd. (A)	85,038	22,349
SG Fleet Group, Ltd.	8,938	11,477
Sierra Rutile Holdings, Ltd. (A)	14,764	1,983
Sigma Healthcare, Ltd.	86,903	37,021
Silver Lake Resources, Ltd. (A)	48,508	36,368
Silver Mines, Ltd. (A)	71,260	7,416
Sims, Ltd.	9,104	77,818
SmartGroup Corp., Ltd.	8,029	25,681
SolGold PLC (A)	65,333	11,047
Southern Cross Media Group, Ltd.	17,291	10,189
SRG Global, Ltd.	31,157	13,251
St. Barbara, Ltd. (A)	33,249	15,676
Super Retail Group, Ltd.	7,649	43,501
Superloop, Ltd. (A)	22,967	9,672
Symbio Holdings, Ltd.	2,522	5,116
Syrah Resources, Ltd. (A)	49,135	51,057
Tabcorp Holdings, Ltd.	64,938	38,942
Tassal Group, Ltd.	8,526	28,208
Technology One, Ltd.	12,441	83,978
Temple & Webster Group, Ltd. (A)	4,468	14,078
Ten Sixty Four, Ltd.	8,127	3,324
Terracom, Ltd.	32,978	21,438
The Reject Shop, Ltd. (A)	2,561	6,764
The Star Entertainment Group, Ltd. (A)	42,180	69,627
Tyro Payments, Ltd. (A)	10,423	8,549
United Malt Grp, Ltd.	15,585	31,239
Viva Energy Group, Ltd. (C)	34,817	58,488
Webjet, Ltd. (A)	16,369	49,668
West African Resources, Ltd. (A)	42,178	28,165
Westgold Resources, Ltd. (A)	18,696	9,977
Whitehaven Coal, Ltd.	44,790	259,866
Zip Company, Ltd. (A)	18,285	7,879
		6,170,843
Austria - 1.4%
Addiko Bank AG	668	6,874
Agrana Beteiligungs AG	724	10,005
ams AG (A)	11,874	73,912
ANDRITZ AG	3,278	138,724
AT&S Austria Technologie & Systemtechnik AG	1,801	58,782
BAWAG Group AG (A)(C)	3,827	164,516
CA Immobilien Anlagen AG	2,103	62,523
DO & Company AG (A)	278	18,443
EVN AG	2,014	33,535
Fabasoft AG	599	9,579
FACC AG (A)	1,116	6,592
Flughafen Wien AG (A)	265	8,545
IMMOFINANZ AG (A)(B)	4,356	0
Kapsch TrafficCom AG (A)	191	2,037
Kontron AG	2,318	32,731
Lenzing AG	693	37,598
Mayr Melnhof Karton AG	378	48,679
Oesterreichische Post AG (D)	1,378	36,731
Palfinger AG	876	16,821
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
POLYTEC Holding AG	995	$4,410
Porr AG	876	7,700
Raiffeisen Bank International AG	6,265	74,119
RHI Magnesita NV	1,095	20,631
RHI Magnesita NV (London Stock Exchange)	545	10,187
Rosenbauer International AG	174	5,048
Schoeller-Bleckmann Oilfield Equipment AG	710	31,029
Semperit AG Holding	822	13,795
Strabag SE, Bearer Shares	893	33,674
Telekom Austria AG (A)	7,836	45,243
UBM Development AG	411	10,859
UNIQA Insurance Group AG	9,382	55,373
Vienna Insurance Group AG	2,128	43,314
voestalpine AG	4,895	82,922
Wienerberger AG	5,497	110,334
Zumtobel Group AG	2,545	14,880
		1,330,145
Belgium - 1.4%
Ackermans & van Haaren NV	1,132	143,633
AGFA-Gevaert NV (A)	6,780	20,053
Atenor	211	8,461
Barco NV	3,257	69,358
Bekaert SA	1,986	50,001
Biocartis Group NV (A)(C)	2,587	2,192
bpost SA	4,236	22,703
Cie d'Entreprises CFE (A)	416	3,971
Deceuninck NV	2,515	4,677
Deme Group NV (A)	416	43,115
Econocom Group SA/NV	6,435	15,956
Etablissements Franz Colruyt NV	1,276	28,048
Euronav NV	8,334	130,067
Euronav NV (New York Stock Exchange)	2,324	35,766
EVS Broadcast Equipment SA	811	15,004
Exmar NV	1,567	14,153
Fagron	3,550	43,613
Galapagos NV (A)	2,110	90,101
Gimv NV	1,290	55,385
Immobel SA	209	9,121
Ion Beam Applications	1,305	15,352
Kinepolis Group NV (A)	585	21,681
Lotus Bakeries NV	21	107,536
Melexis NV	753	50,942
Ontex Group NV (A)	3,927	21,089
Orange Belgium SA (A)	417	7,360
Picanol	88	5,949
Proximus SADP	6,084	63,079
Recticel SA	2,296	30,122
Sipef NV	420	22,147
Telenet Group Holding NV	1,717	23,606
Tessenderlo Group SA (A)	904	26,570
Van de Velde NV	377	12,087
VGP NV	370	35,291
Viohalco SA	7,173	23,598
X-Fab Silicon Foundries SE (A)(C)	3,484	17,253
		1,289,040
Bermuda - 0.2%
Hafnia, Ltd.	8,060	32,796
Hiscox, Ltd.	13,928	136,651
		169,447
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,484	34,373

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 12.4%
5N Plus, Inc. (A)	3,515	$4,250
Acadian Timber Corp.	800	9,266
Advantage Energy, Ltd. (A)	11,500	82,669
Aecon Group, Inc.	3,200	22,054
Africa Oil Corp.	34,602	64,126
Ag Growth International, Inc.	1,100	25,642
AGF Management, Ltd., Class B	4,298	18,855
Aimia, Inc. (A)	7,777	19,424
AirBoss of America Corp. (D)	1,500	9,067
Alamos Gold, Inc., Class A	22,261	165,022
Alaris Equity Partners Income	2,229	23,946
Algoma Central Corp.	700	8,164
Altius Minerals Corp.	3,100	43,447
Altus Group, Ltd.	2,318	75,144
Amerigo Resources, Ltd.	13,502	9,481
Andlauer Healthcare Group, Inc.	1,218	41,927
Andrew Peller, Ltd., Class A	2,300	9,341
Aritzia, Inc. (A)	5,745	188,776
Ascot Resources, Ltd. (A)	13,700	3,868
Atco, Ltd., Class I	4,018	123,476
Athabasca Oil Corp. (A)	42,135	64,971
ATS Automation Tooling Systems, Inc. (A)	4,247	112,097
AutoCanada, Inc. (A)	1,985	32,534
B2Gold Corp.	46,125	148,257
B2Gold Corp. (NYSE American Exchange)	5,393	17,365
Badger Infrastructure Solutions, Ltd.	2,432	49,561
Ballard Power Systems, Inc. (A)	13,818	84,628
Baytex Energy Corp. (A)	24,353	103,135
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	15,733	111,732
Bird Construction, Inc.	4,995	21,552
Black Diamond Group, Ltd.	2,750	7,565
BlackBerry, Ltd. (A)	17,634	83,105
BMTC Group, Inc.	500	4,988
Bombardier, Inc., Class B (A)	3,969	71,056
Boralex, Inc., Class A	4,877	154,888
Boyd Group Services, Inc.	1,160	146,076
Brookfield Infrastructure Corp., Class A	2,586	105,267
Calian Group, Ltd.	905	36,643
Calibre Mining Corp. (A)	11,500	7,909
Canaccord Genuity Group, Inc.	5,281	25,882
Canacol Energy, Ltd.	7,565	10,241
Canada Goose Holdings, Inc. (A)	2,213	33,675
Canadian Western Bank	5,015	81,650
Canfor Corp. (A)	3,704	53,924
Canfor Pulp Products, Inc. (A)	2,715	9,287
Capital Power Corp.	6,727	228,397
Capstone Copper Corp. (A)	29,467	69,542
Cardinal Energy, Ltd.	5,530	28,424
Cascades, Inc.	5,723	33,310
Celestica, Inc. (A)	5,019	42,293
Celestica, Inc. (New York Stock Exchange) (A)	3,200	26,912
Centerra Gold, Inc.	12,177	53,597
CES Energy Solutions Corp.	18,429	29,084
China Gold International Resources Corp., Ltd.	18,050	45,996
CI Financial Corp.	8,900	85,305
Cineplex, Inc. (A)	1,227	8,083
Cogeco Communications, Inc.	863	45,051
Cogeco, Inc.	445	17,750
Computer Modelling Group, Ltd.	4,420	16,255
Copper Mountain Mining Corp. (A)	8,800	9,811
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Corby Spirit and Wine, Ltd.	700	$8,924
Corus Entertainment, Inc., B Shares	11,806	20,170
Crescent Point Energy Corp.	12,719	78,265
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	103,488
Crew Energy, Inc. (A)	11,300	42,129
Cronos Group, Inc. (A)	5,470	15,325
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	20,473
Denison Mines Corp. (A)	42,724	49,796
Dexterra Group, Inc.	1,621	6,748
DIRTT Environmental Solutions (A)	3,000	1,281
Doman Building Materials Group, Ltd.	3,600	15,142
Dorel Industries, Inc., Class B	1,800	6,190
DREAM Unlimited Corp., Class A	2,250	40,070
Dundee Precious Metals, Inc.	7,687	34,168
ECN Capital Corp.	16,900	55,911
E-L Financial Corp., Ltd.	100	61,716
Eldorado Gold Corp. (A)	9,374	56,664
Element Fleet Management Corp.	20,269	239,175
Endeavour Silver Corp. (A)	6,945	20,915
Enerflex, Ltd.	6,400	27,475
Enerplus Corp.	14,413	204,089
Enghouse Systems, Ltd.	2,700	56,684
Ensign Energy Services, Inc. (A)	9,800	16,034
EQB, Inc.	1,392	46,798
Equinox Gold Corp. (A)	12,552	45,525
ERO Copper Corp. (A)	2,900	32,058
Evertz Technologies, Ltd.	1,900	16,891
Exchange Income Corp.	568	17,040
Exco Technologies, Ltd.	1,500	8,361
Extendicare, Inc.	6,230	30,623
Fiera Capital Corp.	5,935	37,337
Finning International, Inc.	7,281	127,978
Firm Capital Mortgage Investment Corp.	1,100	9,174
First Majestic Silver Corp.	9,281	70,950
First Majestic Silver Corp. (New York Stock Exchange)	1,582	12,055
First Mining Gold Corp. (A)	39,000	5,788
First National Financial Corp.	700	18,248
Fission Uranium Corp. (A)	19,500	9,317
Fortuna Silver Mines, Inc. (A)	14,300	35,819
Freehold Royalties, Ltd.	7,229	75,255
Frontera Energy Corp. (A)	2,200	15,942
Galiano Gold, Inc. (A)	6,600	3,201
Gamehost, Inc.	100	565
GDI Integrated Facility Services, Inc. (A)	300	9,284
Gibson Energy, Inc.	8,598	136,749
goeasy, Ltd.	672	52,306
GoGold Resources, Inc. (A)	5,300	6,062
Gran Tierra Energy, Inc. (A)	25,166	30,789
Guardian Capital Group, Ltd., Class A	1,100	21,302
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc. (A)	7,042	26,815
Heroux-Devtek, Inc. (A)	2,700	23,944
HEXO Corp. (A)(D)	3,660	636
High Liner Foods, Inc.	1,773	16,699
HLS Therapeutics, Inc.	700	4,571
Home Capital Group, Inc.	3,379	67,269
Hudbay Minerals, Inc.	12,257	49,335
i-80 Gold Corp. (A)	1,651	2,916
IAMGOLD Corp. (A)	29,827	32,173
Imperial Metals Corp. (A)	5,060	8,901
Information Services Corp.	800	12,770
Innergex Renewable Energy, Inc.	9,900	124,632

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Interfor Corp. (A)	3,520	$61,616
International Petroleum Corp. (A)	337	2,657
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	28,003
International Tower Hill Mines, Ltd. (A)	2,300	1,182
Jamieson Wellness, Inc. (C)	3,200	77,628
K92 Mining, Inc. (A)	1,930	11,038
KAB Distribution, Inc. (A)(B)	7,076	0
Karora Resources, Inc. (A)	4,800	9,903
K-Bro Linen, Inc.	600	12,245
Kelt Exploration, Ltd. (A)	10,445	39,395
Keyera Corp.	2,806	57,771
Kinaxis, Inc. (A)	746	74,025
Knight Therapeutics, Inc. (A)	5,400	20,758
Labrador Iron Ore Royalty Corp.	3,218	67,349
Largo, Inc. (A)	780	4,099
Lassonde Industries, Inc., Class A	200	15,743
Laurentian Bank of Canada	2,414	51,763
Leon's Furniture, Ltd.	1,883	21,811
Lightspeed Commerce, Inc. (A)	7,093	124,828
Linamar Corp.	2,366	92,167
Logistec Corp., Class B	700	19,348
Lucara Diamond Corp. (A)	25,184	10,027
Lundin Gold, Inc.	4,258	29,592
MAG Silver Corp. (A)	2,268	28,388
Magellan Aerospace Corp.	900	4,502
Mainstreet Equity Corp. (A)	400	30,695
Major Drilling Group International, Inc. (A)	6,800	40,908
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	5,040	75,307
Martinrea International, Inc.	4,603	28,491
Maverix Metals, Inc.	2,300	7,643
MDA, Ltd. (A)	1,987	10,429
Medical Facilities Corp.	2,104	16,343
MEG Energy Corp. (A)	15,388	172,222
Melcor Developments, Ltd.	1,000	7,847
Methanex Corp.	3,089	98,394
Morguard Corp.	400	31,584
Mountain Province Diamonds, Inc. (A)	6,800	2,708
MTY Food Group, Inc.	742	30,623
Mullen Group, Ltd.	5,582	57,543
New Gold, Inc. (A)	44,315	39,460
NFI Group, Inc. (D)	2,960	26,014
North American Construction Group, Ltd.	2,100	20,052
NuVista Energy, Ltd. (A)	15,505	110,113
Onex Corp.	306	14,036
Organigram Holdings, Inc. (A)	8,928	7,885
Orla Mining, Ltd. (A)	13,940	45,513
Osisko Gold Royalties, Ltd.	9,461	96,367
Osisko Mining, Inc. (A)	16,850	37,692
Pan American Silver Corp.	8,824	140,279
Paramount Resources, Ltd., Class A	5,173	91,375
Parex Resources, Inc.	7,016	102,445
Park Lawn Corp.	1,792	31,226
Parkland Corp.	7,819	167,548
Pason Systems, Inc.	5,636	53,938
Peyto Exploration & Development Corp.	10,197	81,349
PHX Energy Services Corp.	2,600	10,898
Pizza Pizza Royalty Corp.	1,729	15,821
Polaris Renewable Energy, Inc.	1,500	17,657
Pollard Banknote, Ltd.	1,000	13,718
PolyMet Mining Corp. (A)	1,185	3,440
PrairieSky Royalty, Ltd.	11,227	144,752
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Precision Drilling Corp. (A)	1,082	$54,776
Premium Brands Holdings Corp.	2,400	147,682
Quarterhill, Inc.	9,800	11,635
Questerre Energy Corp., Class A (A)	19,444	3,238
Real Matters, Inc. (A)	3,500	12,035
Recipe Unlimited Corp. (A)	1,300	19,406
RF Capital Group, Inc. (A)	185	1,937
Richelieu Hardware, Ltd.	2,800	77,695
Rogers Sugar, Inc.	6,474	28,964
Russel Metals, Inc.	3,846	71,555
Sabina Gold & Silver Corp. (A)	20,475	16,156
Sandstorm Gold, Ltd.	13,731	71,073
Savaria Corp.	2,300	22,978
Seabridge Gold, Inc. (A)	4,830	57,449
Secure Energy Services, Inc.	15,677	65,484
ShawCor, Ltd. (A)	4,173	25,799
Sienna Senior Living, Inc.	3,606	30,752
Sierra Wireless, Inc. (A)	2,600	79,034
SilverCrest Metals, Inc. (A)(D)	100	555
Sleep Country Canada Holdings, Inc. (C)	2,113	37,431
SNC-Lavalin Group, Inc.	9,043	150,569
Spin Master Corp. (C)	1,400	42,131
Sprott, Inc.	1,329	44,593
Stantec, Inc.	1,088	47,715
Stelco Holdings, Inc.	2,875	71,617
Stella-Jones, Inc.	2,800	78,607
Superior Plus Corp.	9,057	65,697
Surge Energy, Inc.	2,103	11,890
Tamarack Valley Energy, Ltd.	20,085	55,107
Taseko Mines, Ltd. (A)	16,100	18,415
Tecsys, Inc.	609	12,900
TELUS Corp.	1,384	27,483
TerraVest Industries, Inc.	600	10,620
The North West Company, Inc.	4,006	92,773
Tidewater Midstream and Infrastructure, Ltd.	6,650	4,766
Timbercreek Financial Corp.	6,000	33,011
TLC Vision Corp. (A)(B)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	39,408
Total Energy Services, Inc.	3,132	14,647
TransAlta Corp.	13,082	115,634
TransAlta Renewables, Inc.	6,098	64,540
Transcontinental, Inc., Class A	4,783	55,713
TransGlobe Energy Corp.	4,600	12,288
Treasury Metals, Inc. (A)	11	2
Trevali Mining Corp. (A)(B)	3,713	457
Trican Well Service, Ltd. (A)	26,009	54,038
Tricon Residential, Inc.	12,819	110,897
Trisura Group, Ltd. (A)	2,500	60,466
Turquoise Hill Resources, Ltd. (A)	5,450	161,368
Uni-Select, Inc. (A)	3,401	89,817
Vecima Networks, Inc.	479	5,895
Vermilion Energy, Inc.	9,000	192,659
Wajax Corp.	1,300	17,505
Wesdome Gold Mines, Ltd. (A)	11,600	78,433
Western Copper & Gold Corp. (A)	5,400	6,841
Western Forest Products, Inc.	25,850	24,702
Westshore Terminals Investment Corp.	3,389	65,064
Whitecap Resources, Inc.	31,480	199,178
WildBrain, Ltd. (A)	10,382	17,286
Winpak, Ltd.	1,577	51,294
Yamana Gold, Inc.	45,750	206,999
Yellow Pages, Ltd.	200	1,803
Zenith Capital Corp. (A)	1,700	255
		11,691,524

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile - 0.0%
Aclara Resources, Inc. (A)	2,271	$526
China - 0.1%
Fosun Tourism Group (A)(C)	11,400	10,537
Yangzijiang Shipbuilding Holdings, Ltd.	79,100	56,471
		67,008
Denmark - 2.3%
ALK-Abello A/S (A)	7,347	115,787
Alm Brand A/S	46,610	56,946
Amagerbanken A/S (A)(B)	25,580	0
Asetek A/S (A)	1,629	1,781
Bang & Olufsen A/S (A)	7,788	9,266
Bavarian Nordic A/S (A)	3,556	103,241
Better Collective A/S (A)	2,021	25,509
Cadeler A/S (A)	2,970	9,118
CBrain A/S	389	6,592
Chemometec A/S	925	69,967
Columbus A/S	6,187	5,403
D/S Norden A/S	1,788	75,429
Dfds A/S	2,172	56,387
FLSmidth & Company A/S	3,054	66,144
H Lundbeck A/S	17,205	54,991
H+H International A/S, Class B (A)	1,146	14,998
INVISIO AB	78	949
ISS A/S (A)	7,129	109,902
Jeudan A/S	380	12,973
Jyske Bank A/S (A)	2,627	136,716
Lan & Spar Bank A/S	225	19,300
Matas A/S	2,910	25,795
Netcompany Group A/S (A)(C)	1,473	49,247
Nilfisk Holding A/S (A)	1,220	21,132
NKT A/S (A)	2,498	117,936
NNIT A/S (A)(C)	479	3,314
NTG Nordic Transport Group A/S (A)	635	15,760
Per Aarsleff Holding A/S	883	21,647
Ringkjoebing Landbobank A/S	1,302	138,051
Royal Unibrew A/S	2,434	157,713
Scandinavian Tobacco Group A/S (C)	3,178	46,105
Schouw & Company A/S	666	38,856
SimCorp A/S	1,934	109,593
Solar A/S, B Shares	410	26,836
SP Group A/S	368	10,134
Spar Nord Bank A/S	4,967	55,430
Sparekassen Sjaelland-Fyn A/S	1,012	20,365
Sydbank A/S	3,132	85,778
TCM Group A/S (D)	507	4,394
The Drilling Company of 1972 A/S (A)	908	40,454
Tivoli A/S (A)	102	9,418
Topdanmark A/S	2,239	104,699
UIE PLC	1,280	31,931
Vestjysk Bank A/S (A)	22,473	8,832
Zealand Pharma A/S (A)	1,273	28,916
		2,123,735
Finland - 2.0%
Aktia Bank OYJ	4,499	42,505
Alma Media OYJ	1,962	15,257
Bittium OYJ	2,708	9,845
Cargotec OYJ, B Shares	2,007	60,615
Caverion OYJ	3,325	13,936
Citycon OYJ (A)	4,136	25,870
Enento Group OYJ (A)(C)	860	17,714
EQ OYJ	483	10,862
Finnair OYJ (A)(D)	44,891	15,545
Fiskars OYJ ABP	2,196	31,846
F-Secure OYJ (A)	7,159	17,193
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Harvia OYJ	846	$11,515
HKScan OYJ, A Shares	316	306
Huhtamaki OYJ	4,496	142,985
Kamux Corp.	1,688	8,705
Kemira OYJ	4,940	54,739
Kojamo OYJ	5,330	68,645
Konecranes OYJ	2,937	58,351
Lassila & Tikanoja OYJ	1,929	18,806
Marimekko OYJ	1,923	16,310
Metsa Board OYJ, B Shares	9,171	66,661
Multitude SE (A)	459	989
Musti Group OYJ (A)	1,222	21,220
Nokian Renkaat OYJ	6,368	61,301
Olvi OYJ, A Shares	721	22,238
Oma Saastopankki OYJ	490	8,354
Oriola OYJ, B Shares	9,290	16,242
Orion OYJ, Class A	982	41,679
Orion OYJ, Class B	4,918	207,084
Outokumpu OYJ	20,664	70,762
Pihlajalinna OYJ	1,193	10,788
Ponsse OYJ	543	13,130
QT Group OYJ (A)	770	29,186
Raisio OYJ, V Shares	8,267	15,235
Rapala VMC OYJ	908	3,910
Revenio Group OYJ	1,101	40,858
Rovio Entertainment OYJ (C)	1,642	9,129
Sanoma OYJ	4,094	49,089
Taaleri OYJ	956	8,571
Talenom OYJ	637	5,458
Terveystalo OYJ (C)	4,887	39,461
TietoEVRY OYJ	4,031	91,213
Tokmanni Group Corp.	2,438	26,589
Uponor OYJ	2,530	33,248
Vaisala OYJ, A Shares	952	34,858
Valmet OYJ	8,819	178,286
Verkkokauppa.com OYJ	1,047	3,126
Wartsila OYJ ABP	14,910	95,243
WithSecure OYJ (A)	7,159	11,242
YIT OYJ	8,449	23,684
		1,880,384
France - 4.3%
ABC arbitrage	2,570	16,125
AKWEL	725	10,386
ALD SA (C)	5,575	51,389
Altamir	752	16,818
Alten SA	1,287	141,428
Assystem SA	763	26,296
Aubay	399	17,000
Axway Software SA	531	8,809
Bastide le Confort Medical	256	7,158
Beneteau SA	2,839	29,144
Bigben Interactive	1,198	12,228
Boiron SA	274	11,867
Bonduelle SCA	1,027	11,361
Burelle SA	15	6,662
Casino Guichard Perrachon SA (A)(D)	2,173	20,327
Catana Group	1,588	8,564
Cegedim SA	495	6,877
CGG SA (A)	42,425	29,477
Chargeurs SA	1,491	17,185
Cie des Alpes (A)	998	12,014
Cie Plastic Omnium SA	3,159	41,418
Claranova SE (A)	1,250	3,263
Coface SA	7,406	70,771
DBV Technologies SA (A)(D)	1,786	6,202

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Derichebourg SA	6,625	$26,398
Ekinops SAS (A)	1,302	8,002
Electricite de Strasbourg SA	31	2,759
Elior Group SA (A)(C)	8,308	15,144
Elis SA	9,898	99,793
Equasens	290	17,219
Eramet SA	565	44,472
Etablissements Maurel et Prom SA	6,372	24,819
Eurazeo SE	2,171	113,285
Eutelsat Communications SA	9,105	70,329
Exel Industries, A Shares	89	3,053
Faurecia SE (A)	5,710	61,809
Fnac Darty SA	1,052	29,078
Gaztransport Et Technigaz SA	1,271	140,144
Genfit (A)	2,919	10,815
Groupe Crit	163	8,928
Guerbet	326	5,158
Haulotte Group SA	962	2,501
ID Logistics Group (A)	176	43,240
Imerys SA	1,845	55,653
Infotel SA	348	16,314
IPSOS	2,460	109,935
Jacquet Metals SACA	1,024	12,747
JCDecaux SA (A)	2,960	34,731
Kaufman & Broad SA	901	17,656
Korian SA	3,776	38,485
Laurent-Perrier	110	10,362
Lectra	1,320	36,564
LISI	1,205	21,079
LNA Sante SA	166	4,702
Lumibird (A)	632	9,203
Maisons du Monde SA (C)	1,925	15,122
Manitou BF SA	880	14,101
Manutan International	105	6,192
Mersen SA	1,171	32,429
Metropole Television SA	1,324	15,984
Nacon SA (A)	207	827
Neoen SA (C)	1,703	56,753
Neurones	659	20,538
Nexans SA	1,743	155,158
Nexity SA	1,974	40,075
NRJ Group	782	4,814
Orpea SA (A)	1,358	14,832
Pierre Et Vacances SA (A)	10,785	8,529
Plastivaloire	383	1,360
Quadient SA	2,171	30,049
Recylex SA (A)(B)	1,058	1,916
Rexel SA (A)	14,693	220,200
Rothschild & Company	1,855	60,636
Rubis SCA	5,054	105,174
Samse SA	48	7,932
Savencia SA	372	18,579
SCOR SE	7,559	109,283
SEB SA	201	12,643
Seche Environnement SA	126	9,360
SMCP SA (A)(C)	1,921	9,602
Societe BIC SA	1,252	79,415
Societe LDC SA	212	19,270
Societe pour l'Informatique Industrielle	438	18,418
SOITEC (A)	1,260	143,871
Solocal Group (A)	6,121	4,637
Somfy SA	326	30,213
Sopra Steria Group SACA	839	106,148
SPIE SA	6,716	140,671
Stef SA	202	14,804
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Synergie SE	557	$13,000
Technicolor Creative Studios SA (A)	9,713	18,562
Technip Energies NV	6,139	69,572
Television Francaise 1	3,803	21,726
Thermador Groupe	453	30,120
Tikehau Capital SCA	2,057	49,775
Trigano SA	463	40,655
Ubisoft Entertainment SA (A)	4,551	125,072
Valeo	9,959	150,478
Vallourec SA (A)	7,163	68,641
Vantiva SA (A)	9,713	9,723
Verallia SA (C)	3,490	78,461
Vetoquinol SA	297	23,224
Vicat SA	1,201	26,972
VIEL & Cie SA	3,220	17,892
Vilmorin & Cie SA	614	24,037
Virbac SA	232	60,348
Voltalia SA (A)	1,403	24,596
Wavestone	331	14,259
Xilam Animation SA (A)	215	6,744
		4,080,538
Gabon - 0.0%
TotalEnergies EP Gabon	20	2,934
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	54,840
Georgia Capital PLC (A)	1,145	7,890
TBC Bank Group PLC	1,283	23,791
		86,521
Germany - 5.2%
1&1 AG	2,192	29,039
7C Solarparken AG	3,282	14,873
Aareal Bank AG	2,902	93,588
Adesso SE	207	20,815
AIXTRON SE	5,092	122,484
All for One Group SE	130	5,680
Allgeier SE	498	13,068
Amadeus Fire AG	264	21,550
Atoss Software AG	218	24,297
Aurubis AG	1,823	95,169
Auto1 Group SE (A)(C)	2,814	17,593
Basler AG	486	11,038
BayWa AG	1,025	40,941
Bechtle AG	4,139	148,792
Bertrandt AG	394	12,868
Bijou Brigitte AG (A)	340	10,257
Bilfinger SE	1,781	44,583
Borussia Dortmund GmbH & Company KGaA (A)	4,276	13,839
CANCOM SE	2,024	47,760
CECONOMY AG	8,144	9,462
CENIT AG	446	5,624
Cewe Stiftung & Company KGAA	268	19,466
CompuGroup Medical SE & Company KGaA	1,368	47,194
CropEnergies AG	1,544	18,522
CTS Eventim AG & Company KGaA (A)	2,768	113,880
Dermapharm Holding SE	849	30,792
Deutsche Beteiligungs AG	1,067	22,462
Deutsche Lufthansa AG (A)	3,472	19,958
Deutsche Pfandbriefbank AG (C)	7,700	52,990
Deutz AG	7,260	22,478
DIC Asset AG	3,005	22,751
Dr. Hoenle AG	420	5,935

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Draegerwerk AG & Company KGaA	82	$3,020
Duerr AG	2,558	53,190
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	26,839
Elmos Semiconductor SE	454	17,095
ElringKlinger AG	2,576	14,794
Encavis AG	5,880	105,092
Energiekontor AG	454	36,998
Evotec SE (A)	2,387	41,500
Fielmann AG	1,241	39,827
First Sensor AG	28	1,592
flatexDEGIRO AG (A)	2,072	18,444
Fraport AG Frankfurt Airport Services Worldwide (A)	2,067	74,326
Freenet AG	7,380	139,861
Fuchs Petrolub SE	1,405	30,961
GEA Group AG	1,689	54,661
Gerresheimer AG	1,697	82,857
GFT Technologies SE	961	28,598
GK Software SE (A)	73	7,911
GRENKE AG	500	9,101
H&R GmbH & Company KGaA (A)	1,324	7,320
Hamburger Hafen und Logistik AG	1,330	14,456
Heidelberger Druckmaschinen AG (A)	18,003	20,247
Hensoldt AG	1,681	33,562
HOCHTIEF AG	1,478	69,962
Hornbach Holding AG & Company KGaA	497	31,171
HUGO BOSS AG	3,165	147,365
Hypoport SE (A)	149	13,152
Indus Holding AG	975	17,317
Instone Real Estate Group SE (C)	2,299	19,007
IVU Traffic Technologies AG	665	8,221
Jenoptik AG	2,990	58,860
JOST Werke AG (C)	517	18,026
K+S AG	10,593	200,599
Kloeckner & Company SE	5,538	42,251
Koenig & Bauer AG (A)	912	10,074
Krones AG	775	68,107
KWS Saat SE & Company KGaA	804	44,414
LANXESS AG	4,346	126,476
Leifheit AG	437	5,685
Leoni AG (A)	2,398	14,344
Manz AG (A)	233	5,779
Medigene AG (A)	760	1,616
Medios AG (A)	842	15,032
METRO AG (A)	6,195	43,185
MLP SE	5,864	29,842
Nagarro SE (A)	394	34,616
New Work SE	128	15,311
Nexus AG	866	40,406
Nordex SE (A)	7,467	58,837
Norma Group SE	1,576	21,227
OHB SE	399	11,828
PATRIZIA SE	2,719	28,087
Pfeiffer Vacuum Technology AG	256	31,549
PNE AG	3,180	54,962
ProSiebenSat.1 Media SE	13,069	92,593
PSI Software AG	815	15,527
PVA TePla AG (A)	1,420	20,552
q.beyond AG (A)	6,549	4,852
Rational AG	54	26,153
Rheinmetall AG	978	150,580
SAF-Holland SE	3,149	18,861
Salzgitter AG	1,978	37,456
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Scout24 SE (C)	3,275	$164,111
Secunet Security Networks AG	141	25,169
SGL Carbon SE (A)	3,072	17,803
Siltronic AG	981	55,324
Sirius Real Estate, Ltd.	53,591	42,253
Sixt SE	694	55,201
SMA Solar Technology AG (A)	563	26,110
Software AG	2,610	59,508
STRATEC SE	407	32,344
Stroeer SE & Company KGaA	1,454	54,765
Suedzucker AG	4,336	52,412
SUESS MicroTec SE	1,803	17,341
Synlab AG	1,768	21,863
TAG Immobilien AG	8,916	71,154
Takkt AG	1,848	17,046
TeamViewer AG (A)(C)	7,658	59,100
Technotrans SE	530	12,993
thyssenkrupp AG (A)	18,642	78,986
Traffic Systems SE	364	6,049
United Internet AG	4,315	80,664
va-Q-Tec AG (A)	318	3,101
Varta AG (D)	741	21,012
VERBIO Vereinigte BioEnergie AG	1,482	87,448
Vitesco Technologies Group AG (A)	811	39,428
Vossloh AG	859	26,055
Wacker Neuson SE	2,039	26,625
Washtec AG	611	19,303
Westwing Group SE (A)	385	2,095
Wuestenrot & Wuerttembergische AG	1,566	20,846
Zeal Network SE	809	20,808
		4,912,799
Gibraltar - 0.0%
888 Holdings PLC (A)	15,858	16,398
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	60
Okeanis Eco Tankers Corp. (A)(C)	733	10,032
TT Hellenic Postbank SA (A)(B)	12,594	0
		10,092
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	127
Hong Kong - 2.2%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	6,012
Allied Group, Ltd.	120,000	27,188
APAC Resources, Ltd.	18,475	2,440
Apollo Future Mobility Group, Ltd. (A)	56,000	1,570
Asia Financial Holdings, Ltd.	14,000	5,872
ASMPT, Ltd.	11,500	69,713
Associated International Hotels, Ltd.	28,000	35,506
BOE Varitronix, Ltd.	6,000	10,787
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	12,856
Burwill Holdings, Ltd. (A)(B)	292,000	1,190
Cafe de Coral Holdings, Ltd.	18,000	22,331
Central Holding Group Company, Ltd. (A)	5,000	11,996
Chen Hsong Holdings	10,000	2,124
Cheuk Nang Holdings, Ltd.	3,708	1,008
China Energy Development Holdings, Ltd. (A)	634,000	11,647

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Solar Energy Holdings, Ltd. (A)(B)	42,500	$0
China Strategic Holdings, Ltd. (A)	885,000	2,918
Chinese Estates Holdings, Ltd. (A)	22,000	5,770
Chow Sang Sang Holdings International, Ltd.	22,000	22,337
Chuang's Consortium International, Ltd.	30,948	3,060
CITIC Telecom International Holdings, Ltd.	59,000	19,083
CMBC Capital Holdings, Ltd.	10,750	2,543
C-Mer Eye Care Holdings, Ltd. (A)	18,000	7,846
Cowell e Holdings, Inc. (A)	8,000	11,704
Crystal International Group, Ltd. (C)	19,000	6,005
CSI Properties, Ltd.	245,066	5,069
Dah Sing Banking Group, Ltd.	18,000	11,907
Dah Sing Financial Holdings, Ltd.	6,520	14,811
Dynamic Holdings, Ltd.	8,000	8,165
EC Healthcare	13,000	8,032
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	1,294
Emperor Entertainment Hotel, Ltd.	40,000	2,508
Emperor International Holdings, Ltd.	97,333	7,801
Esprit Holdings, Ltd. (A)	176,850	16,619
Fairwood Holdings, Ltd.	3,500	4,415
Far East Consortium International, Ltd.	96,464	21,554
First Pacific Company, Ltd.	146,000	44,393
Giordano International, Ltd.	82,000	14,678
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Properties, Ltd. (A)	82,000	10,745
Great Eagle Holdings, Ltd.	10,516	19,620
G-Resources Group, Ltd.	33,580	6,977
Guotai Junan International Holdings, Ltd.	207,000	15,229
Haitong International Securities Group, Ltd. (A)	125,477	10,677
Hang Lung Group, Ltd.	31,000	50,044
Hanison Construction Holdings, Ltd.	27,441	4,052
Harbour Centre Development, Ltd. (A)	38,000	32,884
HKBN, Ltd.	36,000	27,917
HKR International, Ltd.	51,920	14,658
Hong Kong Ferry Holdings Company, Ltd.	29,000	23,736
Hong Kong Technology Venture Company, Ltd.	28,000	17,084
Hongkong Chinese, Ltd.	66,000	4,675
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,580
Hutchison Port Holdings Trust	161,400	29,651
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,717
Hysan Development Company, Ltd.	25,000	62,911
Johnson Electric Holdings, Ltd.	20,883	20,847
K Wah International Holdings, Ltd.	80,000	24,838
Kerry Logistics Network, Ltd.	24,000	38,462
Kerry Properties, Ltd.	28,500	54,024
Kingston Financial Group, Ltd. (A)	38,000	1,007
Kowloon Development Company, Ltd.	22,000	25,379
Lai Sun Development Company, Ltd. (A)	22,980	11,158
Landing International Development, Ltd. (A)	75,600	1,657
Langham Hospitality Investments, Ltd.	22,500	2,257
Lifestyle International Holdings, Ltd. (A)	25,000	14,455
Lippo China Resources, Ltd.	36,000	630
Liu Chong Hing Investment, Ltd.	16,000	13,628
Luk Fook Holdings International, Ltd.	15,000	35,404
Man Wah Holdings, Ltd.	83,200	52,683
Mandarin Oriental International, Ltd. (A)	8,000	14,970
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Mason Group Holdings, Ltd. (A)	1,548,800	$4,690
Melco International Development, Ltd. (A)	33,000	25,484
MH Development, Ltd. (A)(B)	16,000	1,064
Midland Holdings, Ltd. (A)	34,734	2,479
Miramar Hotel & Investment	15,000	22,935
Modern Dental Group, Ltd.	20,000	4,459
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	295
Nissin Foods Company, Ltd.	22,000	17,153
NWS Holdings, Ltd.	64,000	57,739
Oriental Watch Holdings	18,000	8,608
Oshidori International Holdings, Ltd. (A)	204,000	7,011
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	73,799
Pacific Century Premium Developments, Ltd. (A)	2,376	103
Pacific Textiles Holdings, Ltd.	42,000	13,075
Paliburg Holdings, Ltd. (A)	46,000	10,450
PC Partner Group, Ltd.	12,000	6,431
PCCW, Ltd.	156,590	70,647
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	13,598
Pico Far East Holdings, Ltd.	60,000	8,160
Public Financial Holdings, Ltd.	24,000	6,669
Realord Group Holdings, Ltd. (A)	6,000	7,197
Regal Hotels International Holdings, Ltd. (A)	36,000	13,421
Regina Miracle International Holdings, Ltd. (C)	17,000	9,456
Sa Sa International Holdings, Ltd. (A)	48,000	6,639
Shangri-La Asia, Ltd. (A)	46,000	31,944
Shenwan Hongyuan HK, Ltd. (A)	20,000	1,179
Shun Tak Holdings, Ltd. (A)	80,250	11,190
Singamas Container Holdings, Ltd.	114,000	8,663
SJM Holdings, Ltd. (A)	118,750	44,102
SmarTone Telecommunications Holdings, Ltd.	31,500	16,501
Solomon Systech International, Ltd.	72,000	3,963
South China Holdings Company, Ltd. (A)	640,000	4,415
Stella International Holdings, Ltd.	20,000	19,841
Sun Hung Kai & Company, Ltd.	45,000	16,209
SUNeVision Holdings, Ltd.	31,000	16,453
Tao Heung Holdings, Ltd.	14,000	1,427
Television Broadcasts, Ltd. (A)	19,100	8,440
Texhong Textile Group, Ltd.	11,000	7,492
Texwinca Holdings, Ltd.	60,000	8,065
The Bank of East Asia, Ltd.	24,915	27,249
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	27,597
The United Laboratories International Holdings, Ltd.	42,000	17,441
Town Health International Medical Group, Ltd.	261,361	14,089
Tradelink Electronic Commerce, Ltd.	50,000	5,269
Transport International Holdings, Ltd.	11,721	14,279
Upbest Group, Ltd.	164,000	13,120
Value Partners Group, Ltd.	40,000	9,453
Vitasoy International Holdings, Ltd. (A)	34,000	42,279
VSTECS Holdings, Ltd.	47,200	26,443
VTech Holdings, Ltd.	6,900	39,561
Wai Kee Holdings, Ltd.	24,000	7,157
Wealthking Investments, Ltd. (A)	32,000	1,741

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wing On Company International, Ltd.	4,000	$7,247
Wing Tai Properties, Ltd.	70,000	32,191
Yue Yuen Industrial Holdings, Ltd.	30,000	38,263
Yunfeng Financial Group, Ltd. (A)	26,000	3,449
Zensun Enterprises, Ltd. (A)	21,000	4,317
Zhaobangji Properties Holdings, Ltd. (A)	88,000	4,744
		2,053,643
Ireland - 0.8%
AIB Group PLC	19,415	47,248
Bank of Ireland Group PLC	46,570	298,694
C&C Group PLC (A)	22,471	37,369
Cairn Homes PLC	24,718	19,996
COSMO Pharmaceuticals NV	753	35,073
Dalata Hotel Group PLC (A)	6,155	17,013
FBD Holdings PLC	1,936	18,946
Glanbia PLC	8,083	93,381
Glenveagh Properties PLC (A)(C)	24,326	21,167
Grafton Group PLC, CHESS Depositary Interest	11,437	84,899
Greencore Group PLC (A)	23,830	19,193
Hostelworld Group PLC (A)(C)	3,065	2,518
Irish Continental Group PLC	5,309	20,012
Keywords Studios PLC	367	9,362
Permanent TSB Group Holdings PLC (A)	5,786	8,882
		733,753
Isle of Man - 0.1%
Hansard Global PLC	6,816	2,687
Playtech PLC (A)	15,546	76,164
Strix Group PLC	6,042	8,295
		87,146
Israel - 1.8%
Adgar Investment and Development, Ltd. (D)	4,535	8,050
AFI Properties, Ltd.	603	21,462
Africa Israel Residences, Ltd.	355	15,377
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	2,103	7,993
Alrov Properties and Lodgings, Ltd.	399	23,917
Arad, Ltd.	787	9,611
Ashtrom Group, Ltd.	2,084	43,628
AudioCodes, Ltd.	3,032	66,128
Aura Investments, Ltd.	10,003	17,167
Automatic Bank Services, Ltd.	1,109	4,819
Azorim-Investment Development & Construction Company, Ltd.	3,848	13,267
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	8,449
BioLine RX, Ltd. (A)	48,850	3,148
Blue Square Real Estate, Ltd.	215	13,026
Carasso Motors, Ltd.	2,020	11,051
Cellcom Israel, Ltd. (A)	4,807	24,382
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	2,496	42,201
Danel Adir Yeoshua, Ltd.	253	26,458
Delek Automotive Systems, Ltd.	1,858	25,084
Delek Group, Ltd. (A)	438	69,148
Delta Galil Industries, Ltd.	618	28,551
Dor Alon Energy in Israel 1988, Ltd.	420	13,892
Electra Consumer Products 1970, Ltd.	445	16,145
Electra Real Estate, Ltd.	1,543	20,603
Electra, Ltd.	45	25,177
Equital, Ltd. (A)	1,096	31,917
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Formula Systems 1985, Ltd.	549	$44,587
Fox Wizel, Ltd.	228	25,819
Gav-Yam Lands Corp., Ltd.	3,034	24,962
Gilat Satellite Networks, Ltd. (A)	1,452	7,574
Hamat Group, Ltd.	1,230	10,232
Harel Insurance Investments & Financial Services, Ltd.	3,958	34,791
Hilan, Ltd.	803	42,890
IDI Insurance Company, Ltd.	440	11,877
IES Holdings, Ltd.	120	8,953
Ilex Medical, Ltd.	211	4,833
Infinya, Ltd.	244	22,628
Inrom Construction Industries, Ltd.	4,264	16,819
Isracard, Ltd.	6,691	18,341
Israel Canada T.R, Ltd.	6,076	20,141
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development - Urban Renewal, Ltd.	789	10,795
Isras Investment Company, Ltd.	142	25,968
Issta Lines, Ltd.	219	5,649
Kamada, Ltd. (A)	1,616	7,149
Kerur Holdings, Ltd.	418	9,654
Levinstein Properties, Ltd.	267	6,748
M Yochananof & Sons, Ltd.	155	8,847
Magic Software Enterprises, Ltd.	1,349	20,888
Malam - Team, Ltd.	476	10,393
Matrix IT, Ltd.	1,608	36,359
Maytronics, Ltd.	960	11,837
Mediterranean Towers, Ltd.	4,044	11,589
Mega Or Holdings, Ltd.	757	21,966
Mehadrin, Ltd. (A)	15	619
Menora Mivtachim Holdings, Ltd. (A)	1,766	33,817
Migdal Insurance & Financial Holdings, Ltd.	27,734	36,850
Mivtach Shamir Holdings, Ltd.	397	9,344
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	10,609
Nawi Brothers, Ltd.	1,396	10,297
Neto Malinda Trading, Ltd. (A)	451	13,908
Neto ME Holdings, Ltd. (A)	273	11,650
Novolog, Ltd.	20,186	16,718
Oil Refineries, Ltd.	102,102	34,833
One Software Technologies, Ltd.	1,700	25,675
OPC Energy, Ltd. (A)	1	11
Partner Communications Company, Ltd. (A)	6,688	48,194
Paz Oil Company, Ltd. (A)	525	57,376
Perion Network, Ltd. (A)	1,368	26,142
Plasson Industries, Ltd.	241	11,459
Plus500, Ltd.	4,668	85,401
Prashkovsky Investments & Construction, Ltd.	318	8,976
Priortech, Ltd. (A)	398	8,245
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	32,176
Sano-Brunos Enterprises, Ltd.	145	9,877
Scope Metals Group, Ltd.	377	16,376
Shikun & Binui, Ltd. (A)	1	4
Summit Real Estate Holdings, Ltd.	2,363	33,036
Tadiran Group, Ltd.	86	12,068
Tamar Petroleum, Ltd. (C)	3,135	10,441
Tel Aviv Stock Exchange, Ltd.	3,160	16,314
Telsys, Ltd.	84	4,277
Tera Light, Ltd. (A)	1,766	3,143
Tiv Taam Holdings 1, Ltd.	3,848	8,213
Tremor International, Ltd. (A)	2,825	9,678

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
YH Dimri Construction & Development, Ltd.	285	$19,266
		1,697,946
Italy - 3.1%
A2A SpA	85,615	83,171
ACEA SpA	2,494	27,077
Anima Holding SpA (C)	14,880	42,236
Aquafil SpA	969	5,198
Arnoldo Mondadori Editore SpA	12,613	18,854
Ascopiave SpA	4,243	8,753
Avio SpA	877	7,865
Azimut Holding SpA	6,169	87,990
Banca Generali SpA	3,053	84,670
Banca IFIS SpA	1,607	17,744
Banca Mediolanum SpA	10,812	67,706
Banca Popolare di Sondrio SpA	25,315	83,586
Banca Profilo SpA	24,032	4,486
Banco BPM SpA	92,714	242,430
Banco di Desio e della Brianza SpA	2,610	6,967
BasicNet SpA	1,571	7,679
BFF Bank SpA (C)	8,562	56,868
BPER Banca	48,081	73,689
Brembo SpA	7,094	58,520
Brunello Cucinelli SpA	2,232	107,942
Buzzi Unicem SpA	4,670	66,062
Cairo Communication SpA	4,712	6,476
Carel Industries SpA (C)	1,608	29,924
Cembre SpA	370	8,598
Cementir Holding NV	4,165	22,695
CIR SpA-Compagnie Industriali (A)	60,979	23,560
Credito Emiliano SpA	6,238	35,183
Danieli & C Officine Meccaniche SpA	788	13,333
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	25,254
De' Longhi SpA	2,969	43,397
DeA Capital SpA (A)	4,665	4,573
doValue SpA (C)	5,440	28,663
Enav SpA (A)(C)	6,142	22,350
ERG SpA	2,919	80,353
Esprinet SpA	2,412	14,622
Eurotech SpA (A)	1,562	4,308
Fila SpA	2,245	15,342
Fincantieri SpA (A)(D)	18,635	8,441
Garofalo Health Care SpA (A)	1,776	6,741
Geox SpA (A)	8,390	5,937
Gruppo MutuiOnline SpA	1,697	33,206
Hera SpA	41,143	87,424
Illimity Bank SpA (A)	5,067	34,109
IMMSI SpA	6,756	2,449
Interpump Group SpA	644	20,828
Iren SpA	30,720	40,497
Italgas SpA	28,233	131,107
Italmobiliare SpA	1,039	23,832
Juventus Football Club SpA (A)	58,044	16,320
Leonardo SpA	22,812	161,517
Maire Tecnimont SpA	10,323	24,188
MFE-MediaForEurope NV, Class A	53,918	15,792
MFE-MediaForEurope NV, Class B	18,917	8,325
OVS SpA (C)	11,708	19,380
Pharmanutra SpA	268	17,292
Piaggio & C SpA	11,658	23,474
Piovan SpA (C)	884	6,680
Pirelli & C. SpA (C)	21,885	71,283
Prima Industrie SpA	178	4,280
RAI Way SpA (C)	5,678	25,916
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Reply SpA	1,178	$122,699
Sabaf SpA	338	5,510
SAES Getters SpA	409	7,991
SAES Getters SpA, Savings Shares	538	8,026
Safilo Group SpA (A)	15,794	19,691
Salvatore Ferragamo SpA	2,452	34,408
Saras SpA (A)	52,469	49,881
Sesa SpA	391	42,330
Sogefi SpA (A)	3,551	2,457
SOL SpA	2,802	42,999
Tamburi Investment Partners SpA	7,892	50,593
Technogym SpA (C)	6,815	42,459
Tinexta SpA	1,069	19,784
Tod's SpA (A)	590	24,027
Unieuro SpA (C)	1,088	10,871
Unipol Gruppo SpA	22,660	88,010
UnipolSai Assicurazioni SpA	9,024	18,715
Webuild SpA	14,544	17,723
Zignago Vetro SpA	1,669	18,005
		2,953,321
Japan - 25.2%
A&D HOLON Holdings Company, Ltd.	900	5,075
Access Company, Ltd. (A)	2,300	11,850
Achilles Corp.	1,000	8,990
Adastria Company, Ltd.	1,620	24,061
ADEKA Corp.	4,700	70,174
Ad-sol Nissin Corp.	800	8,100
Advan Group Company, Ltd.	1,000	5,627
Aeon Delight Company, Ltd.	1,400	27,475
Aeon Fantasy Company, Ltd.	400	9,592
AEON Financial Service Company, Ltd.	2,100	20,839
Aeon Hokkaido Corp.	1,800	14,088
Aeria, Inc.	700	2,236
Ai Holdings Corp.	1,900	27,169
Aica Kogyo Company, Ltd.	1,800	38,984
Aichi Corp.	3,200	17,350
Aichi Steel Corp.	700	9,978
Aichi Tokei Denki Company, Ltd.	900	8,638
Aida Engineering, Ltd.	4,500	25,514
Aiful Corp.	15,500	40,392
Ain Holdings, Inc.	1,400	60,505
Aiphone Company, Ltd.	600	7,849
Airport Facilities Company, Ltd.	1,200	4,308
Airtrip Corp.	900	17,720
Aisan Industry Company, Ltd.	2,500	11,808
Aizawa Securities Group Company, Ltd.	2,400	10,674
Akatsuki, Inc.	400	5,762
Akebono Brake Industry Company, Ltd. (A)	9,400	10,341
Albis Company, Ltd.	500	8,057
Alconix Corp.	1,600	14,529
Alpen Company, Ltd.	1,100	15,687
Alps Alpine Company, Ltd.	8,800	63,614
Altech Corp.	1,100	14,072
Amano Corp.	2,200	36,966
Amuse, Inc.	400	4,690
Amvis Holdings, Inc.	1,200	20,188
Anest Iwata Corp.	1,800	10,658
AnGes, Inc. (A)	6,300	9,216
Anicom Holdings, Inc.	3,700	14,512
Anritsu Corp.	7,800	84,795
AOKI Holdings, Inc.	3,100	15,169
Aoyama Trading Company, Ltd.	2,500	15,774
Aoyama Zaisan Networks Company, Ltd.	1,100	7,118
Aozora Bank, Ltd.	1,300	23,242

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Arakawa Chemical Industries, Ltd.	1,400	$9,489
Arata Corp.	700	19,868
Arcland Service Holdings Company, Ltd.	1,000	14,769
ARCLANDS Corp.	1,000	10,036
Arcs Company, Ltd.	2,125	30,324
Arealink Company, Ltd.	500	6,066
Argo Graphics, Inc.	1,000	25,004
Arisawa Manufacturing Company, Ltd.	2,900	24,587
ARTERIA Networks Corp.	1,600	13,167
Aruhi Corp.	1,800	17,138
As One Corp.	700	28,910
Asahi Company, Ltd.	800	7,235
Asahi Diamond Industrial Company, Ltd.	3,900	19,362
Asahi Holdings, Inc.	3,600	50,562
Asahi Yukizai Corp.	1,200	18,140
Asanuma Corp.	1,400	25,884
Asia Pile Holdings Corp.	3,300	10,987
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	12,310
ASKUL Corp.	2,000	20,587
Atrae, Inc. (A)	600	6,716
Atsugi Company, Ltd. (A)	1,200	3,077
Aucnet, Inc.	1,100	16,988
Autobacs Seven Company, Ltd.	4,400	42,519
Aval Data Corp.	600	9,750
Avant Corp.	900	8,995
Avex, Inc.	2,800	29,808
Axell Corp.	100	799
Axial Retailing, Inc.	800	17,978
Bando Chemical Industries, Ltd.	2,500	17,742
Bank of the Ryukyus, Ltd.	3,000	15,900
Belc Company, Ltd.	500	18,635
Bell System24 Holdings, Inc.	2,400	22,959
Belluna Company, Ltd.	3,300	15,928
Benesse Holdings, Inc.	3,700	55,090
Bengo4.com, Inc. (A)	300	7,412
Bic Camera, Inc.	4,900	41,808
BML, Inc.	1,000	22,573
Bourbon Corp.	500	7,297
Br. Holdings Corp.	2,300	5,070
BrainPad, Inc. (A)	900	5,434
Broadleaf Company, Ltd.	4,600	16,005
Bunka Shutter Company, Ltd.	5,000	35,420
Business Brain Showa-Ota, Inc.	700	6,756
C Uyemura & Company, Ltd.	800	33,519
CAC Holdings Corp.	900	8,851
Canon Electronics, Inc.	1,700	18,600
Carenet, Inc.	1,200	9,972
Carlit Holdings Company, Ltd.	2,100	9,502
Cawachi, Ltd.	900	13,249
CellSource Company, Ltd. (A)	600	18,120
Celsys, Inc.	3,200	19,217
Central Automotive Products, Ltd.	500	7,591
Central Glass Company, Ltd.	1,900	43,744
Central Security Patrols Company, Ltd.	700	11,526
Central Sports Company, Ltd.	600	10,134
Ceres, Inc.	600	3,761
Change, Inc.	1,700	22,994
Charm Care Corp. KK	1,000	7,200
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	12,235
Chino Corp.	400	4,486
Chiyoda Company, Ltd.	800	4,341
Chiyoda Corp. (A)	9,100	23,787
Chiyoda Integre Company, Ltd.	800	11,871
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chofu Seisakusho Company, Ltd.	1,700	$23,986
Chori Company, Ltd.	1,200	15,896
Chubu Shiryo Company, Ltd.	2,000	14,394
Chudenko Corp.	1,900	27,443
Chuetsu Pulp & Paper Company, Ltd.	500	3,162
Chugai Ro Company, Ltd.	500	5,315
Chugoku Marine Paints, Ltd.	4,000	24,583
CI Takiron Corp.	3,000	10,846
Citizen Watch Company, Ltd.	16,000	66,770
CKD Corp.	2,400	28,497
Cleanup Corp.	2,100	8,178
CMIC Holdings Company, Ltd.	1,200	12,650
CMK Corp.	3,700	11,107
COLOPL, Inc.	3,200	15,038
Colowide Company, Ltd.	4,100	52,665
Computer Engineering & Consulting, Ltd.	1,800	18,311
Comture Corp.	1,000	15,789
CONEXIO Corp.	1,300	10,674
COOKPAD, Inc. (A)	2,700	3,724
Corona Corp.	300	1,721
Cosel Company, Ltd.	1,200	6,806
Cosmo Energy Holdings Company, Ltd.	1,000	25,800
Cota Company, Ltd.	532	5,639
CRE, Inc.	800	8,088
Create Restaurants Holdings, Inc.	5,800	39,115
Create SD Holdings Company, Ltd.	1,700	36,939
Credit Saison Company, Ltd.	6,400	75,000
Creek & River Company, Ltd.	800	13,685
Cresco, Ltd.	800	9,055
CROOZ, Inc. (A)	600	4,914
CTS Company, Ltd.	1,900	9,602
Curves Holdings Company, Ltd.	2,000	11,340
Cybozu, Inc.	2,800	28,915
Dai Nippon Toryo Company, Ltd.	1,200	5,926
Daicel Corp.	12,300	72,418
Dai-Dan Company, Ltd.	1,000	14,784
Daido Metal Company, Ltd.	1,900	6,339
Daido Steel Company, Ltd.	1,500	36,489
Daihen Corp.	1,100	28,250
Daiho Corp.	800	22,924
Daiichi Jitsugyo Company, Ltd.	400	10,660
Daiichi Kensetsu Corp.	1,300	13,036
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	15,147
Daiken Corp.	1,000	12,617
Daiken Medical Company, Ltd.	400	1,290
Daiki Aluminium Industry Company, Ltd.	3,000	24,311
Daikoku Denki Company, Ltd.	800	7,213
Daikokutenbussan Company, Ltd.	300	10,903
Daikyonishikawa Corp.	1,900	6,993
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	3,524
Daio Paper Corp.	4,200	33,690
Daiseki Company, Ltd.	2,160	66,216
Daishi Hokuetsu Financial Group, Inc.	2,200	40,839
Daishinku Corp.	1,600	9,583
Daito Pharmaceutical Company, Ltd.	700	11,903
Daitron Company, Ltd.	600	8,314
Daiwa Industries, Ltd.	2,000	15,843
Daiwabo Holdings Company, Ltd.	4,000	51,575
DCM Holdings Company, Ltd.	6,500	52,972
DeNA Company, Ltd.	4,300	54,484
Densan System Holdings Company, Ltd.	700	10,426

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Denyo Company, Ltd.	900	$8,538
Dexerials Corp.	3,500	78,356
DIC Corp.	2,700	45,087
Digital Arts, Inc.	700	30,310
Digital Garage, Inc.	1,600	38,363
Digital Hearts Holdings Company, Ltd.	900	11,763
Digital Holdings, Inc.	600	4,842
Dip Corp.	2,200	55,887
Direct Marketing MiX, Inc.	900	10,126
DKK Company, Ltd.	1,000	14,975
DKS Company, Ltd.	400	5,289
DMG Mori Company, Ltd.	6,400	73,095
Doshisha Company, Ltd.	1,700	16,968
Doutor Nichires Holdings Company, Ltd.	2,300	27,649
DTS Corp.	1,800	42,789
Duskin Company, Ltd.	2,100	41,273
DyDo Group Holdings, Inc.	700	23,319
Eagle Industry Company, Ltd.	2,200	16,459
Earth Corp.	800	28,697
Ebara Jitsugyo Company, Ltd.	800	12,005
Ebase Company, Ltd.	1,200	4,264
EDION Corp.	5,000	40,667
EF-ON, Inc.	1,500	6,627
eGuarantee, Inc.	2,700	46,642
E-Guardian, Inc.	900	17,768
Eiken Chemical Company, Ltd.	1,800	22,414
Eizo Corp.	800	20,131
Elan Corp.	2,800	20,732
Elecom Company, Ltd.	1,600	15,946
Elematec Corp.	1,400	12,110
EM Systems Company, Ltd.	1,400	8,303
Enigmo, Inc.	2,400	8,256
en-japan, Inc.	2,100	32,400
Enplas Corp.	600	16,826
eRex Company, Ltd.	1,900	36,393
ES-Con Japan, Ltd.	1,500	8,489
ESPEC Corp.	1,600	18,871
Exedy Corp.	1,900	21,657
Ezaki Glico Company, Ltd.	2,800	69,006
FCC Company, Ltd.	2,200	20,102
FDK Corp. (A)	1,100	5,905
Feed One Company, Ltd.	1,600	7,361
Ferrotec Holdings Corp.	2,900	47,281
FIDEA Holdings Company, Ltd.	2,140	18,661
Fields Corp.	1,500	16,550
Financial Products Group Company, Ltd.	1,800	14,075
Fixstars Corp.	2,000	14,480
Food & Life Companies, Ltd.	2,600	39,874
Foster Electric Company, Ltd.	2,100	10,805
FP Corp.	1,900	46,610
France Bed Holdings Company, Ltd.	2,200	13,701
Fronteo, Inc.	1,900	10,030
Fudo Tetra Corp.	1,080	11,009
Fuji Company, Ltd.	1,400	18,239
Fuji Corp. (Aichi)	4,000	52,346
Fuji Corp., Ltd.	1,300	5,577
Fuji Kyuko Company, Ltd.	1,300	38,504
Fuji Media Holdings, Inc.	3,300	24,237
Fuji Oil Company, Ltd.	4,400	8,819
Fuji Oil Holdings, Inc.	2,500	41,575
Fuji Pharma Company, Ltd.	1,400	10,030
Fuji Seal International, Inc.	2,100	22,239
Fuji Soft, Inc.	900	50,897
Fujibo Holdings, Inc.	700	15,882
Fujicco Company, Ltd.	1,500	19,807
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujikura Kasei Company, Ltd.	2,000	$5,677
Fujikura, Ltd.	11,000	65,608
Fujimi, Inc.	800	33,395
Fujimori Kogyo Company, Ltd.	800	17,814
Fujisash Company, Ltd.	4,900	2,306
Fujitsu General, Ltd.	1,800	37,456
Fujiya Company, Ltd.	500	8,452
Fukuda Corp.	200	6,647
Fukuda Denshi Company, Ltd.	500	24,740
Fukui Computer Holdings, Inc.	300	7,014
Fukushima Galilei Company, Ltd.	500	12,356
Fukuyama Transporting Company, Ltd.	1,000	22,611
FULLCAST Holdings Company, Ltd.	1,000	17,596
Funai Soken Holdings, Inc.	1,800	30,598
Furukawa Company, Ltd.	1,900	15,916
Furukawa Electric Company, Ltd.	4,700	74,513
Furuno Electric Company, Ltd.	2,400	18,256
Furuya Metal Company, Ltd.	300	16,093
Furyu Corp.	1,300	9,063
Fuso Chemical Company, Ltd.	1,000	21,504
Fuso Pharmaceutical Industries, Ltd.	500	6,806
Futaba Corp.	1,600	6,775
Futaba Industrial Company, Ltd.	3,400	7,639
Future Corp.	2,400	26,177
Fuyo General Lease Company, Ltd.	900	49,132
G-7 Holdings, Inc.	2,000	19,734
Gakken Holdings Company, Ltd.	1,600	10,671
Gecoss Corp.	400	2,170
Genki Sushi Company, Ltd.	500	10,509
Genky DrugStores Company, Ltd.	600	14,908
Geo Holdings Corp.	2,700	33,067
GLOBERIDE, Inc.	1,200	17,867
Glory, Ltd.	2,100	30,824
GMO Financial Holdings, Inc.	1,600	7,914
GMO GlobalSign Holdings KK	500	15,201
Goldcrest Company, Ltd.	990	11,374
Golf Digest Online, Inc.	800	8,361
Gremz, Inc.	800	8,566
GS Yuasa Corp.	3,000	46,813
G-Tekt Corp.	1,200	10,492
Gun-Ei Chemical Industry Company, Ltd.	400	6,425
GungHo Online Entertainment, Inc.	2,000	30,723
Gunze, Ltd.	800	21,344
H.U. Group Holdings, Inc.	2,700	49,155
H2O Retailing Corp.	4,900	37,393
Hagihara Industries, Inc.	800	5,791
Hagiwara Electric Holdings Company, Ltd.	500	7,267
Hakudo Company, Ltd.	600	9,562
Hakuto Company, Ltd.	1,300	28,711
Halows Company, Ltd.	600	12,035
Hamakyorex Company, Ltd.	1,000	21,669
Hanwa Company, Ltd.	1,600	37,895
Happinet Corp.	1,000	12,750
Hazama Ando Corp.	10,090	58,252
Heiwa Corp.	2,700	41,761
Heiwa Real Estate Company, Ltd.	1,500	41,087
Heiwado Company, Ltd.	2,000	27,611
Hennge KK (A)	1,000	5,751
Hibiya Engineering, Ltd.	1,500	19,315
HI-LEX Corp.	600	4,287
Hioki EE Corp.	500	21,710
Hirano Tecseed Company, Ltd.	1,100	13,274
Hirata Corp.	500	14,229

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hirogin Holdings, Inc.	13,500	$56,788
Hiroshima Gas Company, Ltd.	4,900	11,154
Hisaka Works, Ltd.	2,000	11,285
Hitachi Zosen Corp.	9,000	53,290
Hochiki Corp.	600	5,343
Hodogaya Chemical Company, Ltd.	700	14,028
Hogy Medical Company, Ltd.	800	19,692
Hokkaido Electric Power Company, Inc.	11,100	34,787
Hokkaido Gas Company, Ltd.	600	6,574
Hokkan Holdings, Ltd.	1,000	8,733
Hokko Chemical Industry Company, Ltd.	700	4,375
Hokkoku Financial Holdings, Inc.	1,500	49,092
Hokuetsu Corp.	7,900	41,156
Hokuetsu Industries Company, Ltd.	2,000	13,297
Hokuhoku Financial Group, Inc.	5,900	34,888
Hokuriku Electric Power Company	9,400	31,580
Hokuto Corp.	1,600	20,964
H-One Company, Ltd.	1,000	3,946
Honeys Holdings Company, Ltd.	1,350	11,365
Hoosiers Holdings Company, Ltd.	3,400	18,162
Horiba, Ltd.	1,300	50,422
Hosiden Corp.	3,900	39,843
Hosokawa Micron Corp.	1,000	16,998
HS Holdings Company, Ltd.	1,000	7,719
IBJ, Inc.	1,800	10,983
Ichigo, Inc.	7,500	15,432
Ichikoh Industries, Ltd.	2,300	6,081
Ichinen Holdings Company, Ltd.	1,900	15,953
Ichiyoshi Securities Company, Ltd.	2,800	11,495
Icom, Inc.	500	9,029
IDEC Corp.	1,600	32,428
IDOM, Inc.	3,900	23,536
Ihara Science Corp.	800	12,361
Iino Kaiun Kaisha, Ltd.	7,300	32,715
IJTT Company, Ltd.	1,200	4,165
Ikegami Tsushinki Company, Ltd.	400	1,518
I'll, Inc.	1,100	13,262
Imasen Electric Industrial	500	1,942
Imuraya Group Company, Ltd.	300	4,534
Inaba Denki Sangyo Company, Ltd.	2,700	50,896
Inaba Seisakusho Company, Ltd.	200	1,868
Inabata & Company, Ltd.	2,000	32,209
Inageya Company, Ltd.	2,100	16,650
Ines Corp.	900	9,076
i-Net Corp.	900	7,811
Infocom Corp.	1,000	13,176
Infomart Corp.	8,700	26,272
Information Services International-Dentsu, Ltd.	1,400	42,942
INFRONEER Holdings, Inc.	12,668	85,864
Insource Company, Ltd.	1,900	34,421
Intage Holdings, Inc.	1,700	17,843
Inter Action Corp.	800	8,417
Inui Global Logistics Company, Ltd.	1,600	18,069
I-PEX, Inc.	500	4,295
IR Japan Holdings, Ltd.	400	5,655
Iriso Electronics Company, Ltd.	1,000	27,346
Iseki & Company, Ltd.	1,200	9,698
Ishihara Sangyo Kaisha, Ltd.	2,100	14,833
ITFOR, Inc.	1,000	5,266
ITmedia, Inc.	900	10,032
Itochu Enex Company, Ltd.	3,800	26,805
Itochu-Shokuhin Company, Ltd.	300	10,057
Itoham Yonekyu Holdings, Inc.	9,600	44,172
Itoki Corp.	2,100	5,817
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
IwaiCosmo Holdings, Inc.	900	$7,541
Izumi Company, Ltd.	1,900	40,955
J Front Retailing Company, Ltd.	3,500	28,480
J Trust Company, Ltd.	4,900	19,617
JAC Recruitment Company, Ltd.	1,200	18,375
Jaccs Company, Ltd.	1,600	39,751
JAFCO Group Company, Ltd.	4,200	61,846
JANOME Corp.	1,200	5,354
Japan Aviation Electronics Industry, Ltd.	3,000	43,997
Japan Cash Machine Company, Ltd.	700	3,153
Japan Communications, Inc. (A)	15,200	23,042
Japan Electronic Materials Corp.	1,800	16,232
Japan Elevator Service Holdings Company, Ltd.	3,300	43,182
Japan Investment Adviser Company, Ltd.	1,000	9,136
Japan Lifeline Company, Ltd.	4,400	29,405
Japan Material Company, Ltd.	3,700	47,306
Japan Medical Dynamic Marketing, Inc.	900	7,745
Japan Petroleum Exploration Company, Ltd.	2,000	48,285
Japan Property Management Center Company, Ltd.	800	5,572
Japan Pulp & Paper Company, Ltd.	600	18,071
Japan Securities Finance Company, Ltd.	5,500	31,215
Japan Transcity Corp.	3,100	10,269
Jastec Company, Ltd.	400	3,468
JBCC Holdings, Inc.	1,200	14,644
JCR Pharmaceuticals Company, Ltd.	600	8,949
JCU Corp.	1,300	26,373
Jimoto Holdings, Inc.	980	3,162
JINS Holdings, Inc.	800	23,752
JINUSHI Company, Ltd.	1,100	15,106
JM Holdings Company, Ltd.	600	6,977
JMS Company, Ltd.	500	1,844
J-Oil Mills, Inc.	1,200	12,897
Joshin Denki Company, Ltd.	1,100	14,422
Joyful Honda Company, Ltd.	1,900	23,488
JSB Company, Ltd.	400	10,368
JSP Corp.	800	7,698
Juki Corp.	1,400	6,669
Juroku Financial Group, Inc.	1,700	28,720
Justsystems Corp.	1,500	34,598
JVCKenwood Corp.	9,070	12,331
K&O Energy Group, Inc.	800	8,974
Kaga Electronics Company, Ltd.	1,100	30,725
Kagome Company, Ltd.	500	10,415
Kaken Pharmaceutical Company, Ltd.	1,800	47,419
Kakiyasu Honten Company, Ltd.	500	7,806
Kamakura Shinsho, Ltd.	1,200	6,995
Kameda Seika Company, Ltd.	700	22,222
Kamei Corp.	2,000	14,747
Kamigumi Company, Ltd.	700	12,924
Kanaden Corp.	1,100	7,764
Kanagawa Chuo Kotsu Company, Ltd.	700	16,392
Kanamic Network Company, Ltd.	600	2,109
Kanamoto Company, Ltd.	1,900	27,143
Kandenko Company, Ltd.	4,700	27,020
Kaneka Corp.	2,300	57,441
Kanematsu Corp.	3,500	34,451
Kanematsu Electronics, Ltd.	700	19,308
Kanto Denka Kogyo Company, Ltd.	2,000	12,765
Kasai Kogyo Company, Ltd. (A)	1,000	1,303
Katakura Industries Company, Ltd.	1,700	24,015
Katitas Company, Ltd.	2,700	60,113
Kato Sangyo Company, Ltd.	1,100	25,387

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kato Works Company, Ltd.	400	$2,058
Kawada Technologies, Inc.	200	5,097
KeePer Technical Laboratory Company, Ltd.	500	12,890
Keihanshin Building Company, Ltd.	2,000	16,861
Keiyo Company, Ltd.	3,400	21,354
Kenko Mayonnaise Company, Ltd.	900	9,688
KFC Holdings Japan, Ltd.	1,500	28,066
KH Neochem Company, Ltd.	1,500	27,441
Kimoto Company, Ltd.	3,000	4,732
King Jim Company, Ltd.	1,400	8,819
Kissei Pharmaceutical Company, Ltd.	1,700	30,200
Ki-Star Real Estate Company, Ltd.	600	18,011
Kitanotatsujin Corp.	3,300	5,877
Kito Corp.	800	15,093
Kitz Corp.	4,600	25,495
KLab, Inc. (A)	2,100	7,267
Koa Corp.	1,700	25,879
Koatsu Gas Kogyo Company, Ltd.	3,000	12,935
Kobe Electric Railway Company, Ltd. (A)	300	6,802
Kobe Steel, Ltd.	17,600	70,566
Kohnan Shoji Company, Ltd.	1,200	28,048
Kojima Company, Ltd.	3,000	13,076
Kokuyo Company, Ltd.	4,800	60,837
Komatsu Matere Company, Ltd.	1,700	9,113
KOMEDA Holdings Company, Ltd.	2,600	41,829
Komeri Company, Ltd.	1,500	28,637
Komori Corp.	3,700	18,011
Kondotec, Inc.	1,300	8,970
Konica Minolta, Inc.	25,400	78,296
Konishi Company, Ltd.	2,200	23,651
Konoike Transport Company, Ltd.	2,600	25,619
Krosaki Harima Corp.	400	12,799
KRS Corp.	1,100	9,702
K's Holdings Corp.	3,000	24,734
Kumagai Gumi Company, Ltd.	1,800	31,374
Kumiai Chemical Industry Company, Ltd.	3,400	23,982
Kurabo Industries, Ltd.	1,600	21,795
Kureha Corp.	800	49,054
Kurimoto, Ltd.	1,000	11,099
Kusuri no Aoki Holdings Company, Ltd.	700	32,996
KYB Corp.	1,000	21,420
Kyodo Printing Company, Ltd.	500	8,464
Kyoei Steel, Ltd.	1,800	17,217
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	21,068
Kyokuto Securities Company, Ltd.	2,300	10,579
Kyokuyo Company, Ltd.	700	17,469
KYORIN Holdings, Inc.	1,900	23,228
Kyosan Electric Manufacturing Company, Ltd.	2,000	5,739
Kyudenko Corp.	1,700	32,301
Kyushu Financial Group, Inc.	20,200	53,515
LAC Company, Ltd.	1,400	7,555
Lacto Japan Company, Ltd.	800	11,857
LEC, Inc.	1,600	9,096
Leopalace21 Corp. (A)	6,400	14,677
Life Corp.	800	14,829
LIFULL Company, Ltd.	3,800	4,227
Link And Motivation, Inc.	2,300	12,222
Lintec Corp.	1,900	29,204
Litalico, Inc.	1,300	24,719
Locondo, Inc. (A)	400	3,135
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
M&A Capital Partners Company, Ltd. (A)	600	$15,373
Mabuchi Motor Company, Ltd.	3,100	84,170
Macnica Holdings, Inc.	2,650	49,683
Macromill, Inc.	2,300	17,305
Maeda Kosen Company, Ltd.	1,100	23,984
Maezawa Kasei Industries Company, Ltd.	1,100	9,829
Maezawa Kyuso Industries Company, Ltd.	1,800	11,119
Makino Milling Machine Company, Ltd.	1,200	37,030
Management Solutions Company, Ltd. (A)	1,300	26,363
Mandom Corp.	1,600	16,845
Mani, Inc.	5,100	61,872
MarkLines Company, Ltd.	400	6,474
Mars Group Holdings Corp.	700	7,823
Marubun Corp.	200	1,068
Marudai Food Company, Ltd.	1,600	15,787
Maruha Nichiro Corp.	2,600	44,237
Maruichi Steel Tube, Ltd.	2,200	45,051
Marusan Securities Company, Ltd.	4,700	14,096
Maruwa Company, Ltd.	300	32,007
Maruwa Unyu Kikan Company, Ltd.	3,100	31,185
Maruzen Company, Ltd.	800	10,017
Maruzen Showa Unyu Company, Ltd.	800	16,949
Marvelous, Inc.	1,400	6,449
Matsuda Sangyo Company, Ltd.	1,400	20,963
Matsui Securities Company, Ltd.	4,900	26,426
Max Company, Ltd.	2,000	27,479
Maxell, Ltd.	2,200	20,828
Maxvalu Tokai Company, Ltd.	1,100	20,284
MCJ Company, Ltd.	3,200	21,947
Mebuki Financial Group, Inc.	18,000	35,161
MEC Company, Ltd.	1,500	23,054
Media Do Company, Ltd.	600	7,501
Medical Data Vision Company, Ltd.	1,700	12,345
Medikit Company, Ltd.	500	8,057
MedPeer, Inc. (A)	600	5,331
Megachips Corp.	1,100	19,174
Megmilk Snow Brand Company, Ltd.	2,800	33,062
Meidensha Corp.	1,800	24,603
Meiko Electronics Company, Ltd.	1,200	20,657
Meisei Industrial Company, Ltd.	3,000	14,561
Meitec Corp.	3,900	61,707
Meito Sangyo Company, Ltd.	900	9,960
Melco Holdings, Inc.	500	10,739
Members Company, Ltd.	400	7,112
Menicon Company, Ltd.	3,500	71,785
METAWATER Company, Ltd.	1,600	20,943
Micronics Japan Company, Ltd.	2,100	17,162
Midac Holdings Company, Ltd.	500	11,598
Mie Kotsu Group Holdings, Inc.	3,700	12,755
Milbon Company, Ltd.	1,512	66,706
Mimasu Semiconductor Industry Company, Ltd.	1,400	18,597
Ministop Company, Ltd.	1,100	10,805
Mirainovate Company, Ltd.	3,300	3,956
MIRAIT ONE Corp.	4,240	42,974
Miroku Jyoho Service Company, Ltd.	700	6,979
Mitani Corp.	2,000	19,176
Mitani Sekisan Company, Ltd.	600	14,364
Mito Securities Company, Ltd.	6,300	10,326
Mitsuba Corp.	2,300	6,145
Mitsubishi Logisnext Company, Ltd.	1,000	5,105

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Logistics Corp.	1,600	$37,708
Mitsubishi Materials Corp.	1,900	26,104
Mitsubishi Paper Mills, Ltd.	2,600	5,095
Mitsubishi Pencil Company, Ltd.	1,500	14,654
Mitsubishi Research Institute, Inc.	500	15,405
Mitsubishi Shokuhin Company, Ltd.	600	13,514
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	6,261
Mitsuboshi Belting, Ltd.	1,000	20,843
Mitsui DM Sugar Holdings Company, Ltd.	1,000	13,088
Mitsui E&S Holdings Company, Ltd. (A)	4,600	12,804
Mitsui Matsushima Holdings Company, Ltd.	1,000	20,846
Mitsui Mining & Smelting Company, Ltd.	3,100	65,041
Mitsui-Soko Holdings Company, Ltd.	1,700	36,068
Mitsuuroko Group Holdings Company, Ltd.	3,200	21,364
Mixi, Inc.	1,800	28,573
Mizuho Leasing Company, Ltd.	1,400	30,149
Mizuno Corp.	1,400	24,908
Mochida Pharmaceutical Company, Ltd.	900	20,981
Monex Group, Inc.	8,000	24,908
Morinaga & Company, Ltd.	1,700	46,519
Morinaga Milk Industry Company, Ltd.	2,100	61,564
Morita Holdings Corp.	2,200	19,546
Morningstar Japan KK	1,300	4,169
MrMax Holdings, Ltd.	1,700	7,317
m-up Holdings, Inc.	2,000	21,021
Musashi Seimitsu Industry Company, Ltd.	2,600	27,993
Nachi-Fujikoshi Corp.	600	14,691
Nafco Company, Ltd.	1,100	11,998
Nagano Keiki Company, Ltd.	1,800	12,643
Nagase & Company, Ltd.	5,100	69,589
Nagatanien Holdings Company, Ltd.	1,000	13,788
Nagawa Company, Ltd.	300	15,394
Nakamuraya Company, Ltd.	300	6,449
Nakanishi, Inc.	3,700	67,659
Nakayama Steel Works, Ltd.	1,100	4,277
Namura Shipbuilding Company, Ltd. (A)	3,252	13,677
Nankai Electric Railway Company, Ltd.	2,000	40,884
Natori Company, Ltd.	700	9,621
NEC Capital Solutions, Ltd.	800	11,415
NEC Networks & System Integration Corp.	2,100	22,797
NET One Systems Company, Ltd.	4,200	81,532
Neturen Company, Ltd.	2,300	10,197
Nextage Company, Ltd.	2,300	49,887
NHK Spring Company, Ltd.	9,100	53,570
Nice Corp.	600	6,401
Nichias Corp.	2,400	37,223
Nichiban Company, Ltd.	700	7,814
Nichicon Corp.	3,400	32,678
Nichiden Corp.	600	7,190
Nichiha Corp.	1,200	22,751
Nichireki Company, Ltd.	2,000	17,772
Nichirin Company, Ltd.	1,040	10,966
Nihon Chouzai Company, Ltd.	800	6,996
Nihon Dempa Kogyo Company, Ltd.	2,500	24,556
Nihon Flush Company, Ltd.	1,000	6,454
Nihon House Holdings Company, Ltd.	1,000	3,159
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,097
Nihon Kohden Corp.	3,600	76,485
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nihon Nohyaku Company, Ltd.	4,000	$23,359
Nihon Parkerizing Company, Ltd.	3,900	25,129
Nihon Tokushu Toryo Company, Ltd.	1,000	6,287
Nikkiso Company, Ltd.	2,100	13,185
Nikkon Holdings Company, Ltd.	2,900	45,267
Nippn Corp.	2,700	28,994
Nippon Air Conditioning Services Company, Ltd.	1,600	8,146
Nippon Beet Sugar Manufacturing Company, Ltd.	900	10,065
Nippon Carbon Company, Ltd.	500	13,735
Nippon Chemical Industrial Company, Ltd.	700	9,058
Nippon Chemi-Con Corp. (A)	1,100	14,173
Nippon Coke & Engineering Company, Ltd.	18,000	11,293
Nippon Concrete Industries Company, Ltd.	2,600	4,408
Nippon Denko Company, Ltd.	6,530	15,065
Nippon Densetsu Kogyo Company, Ltd.	2,100	26,671
Nippon Electric Glass Company, Ltd.	3,900	67,240
Nippon Fine Chemical Company, Ltd.	800	10,472
Nippon Gas Company, Ltd.	5,400	76,909
Nippon Hume Corp.	2,000	8,695
Nippon Kayaku Company, Ltd.	5,300	42,435
Nippon Kodoshi Corp.	800	11,099
Nippon Koei Company, Ltd.	1,000	24,677
Nippon Light Metal Holdings Company, Ltd.	2,820	28,218
Nippon Paper Industries Company, Ltd.	4,600	29,905
Nippon Parking Development Company, Ltd.	8,400	11,667
Nippon Pillar Packing Company, Ltd.	1,500	23,682
Nippon Rietec Company, Ltd.	300	1,620
Nippon Seiki Company, Ltd.	3,000	15,686
Nippon Sharyo, Ltd.	600	8,443
Nippon Sheet Glass Company, Ltd. (A)	4,100	14,501
Nippon Shokubai Company, Ltd.	800	29,885
Nippon Signal Company, Ltd.	3,000	19,648
Nippon Soda Company, Ltd.	1,200	36,516
Nippon Steel Trading Corp.	972	33,785
Nippon Suisan Kaisha, Ltd.	13,000	48,921
Nippon Thompson Company, Ltd.	4,700	17,364
Nippon Yakin Kogyo Company, Ltd.	1,000	18,042
Nipro Corp.	8,600	64,606
Nishikawa Rubber Company, Ltd.	800	6,477
Nishimatsu Construction Company, Ltd.	2,300	60,175
Nishimatsuya Chain Company, Ltd.	2,700	25,066
Nishi-Nippon Financial Holdings, Inc.	7,000	36,353
Nishi-Nippon Railroad Company, Ltd.	3,000	59,788
Nishio Rent All Company, Ltd.	800	15,786
Nissan Shatai Company, Ltd.	3,400	19,103
Nissei ASB Machine Company, Ltd.	500	12,329
Nissei Plastic Industrial Company, Ltd.	1,600	9,837
Nissha Company, Ltd.	2,300	27,113
Nisshinbo Holdings, Inc.	7,668	55,671
Nissin Corp.	1,400	16,798
Nissin Electric Company, Ltd.	3,400	31,269
Nissin Sugar Company, Ltd.	1,100	13,157
Nisso Corp.	2,400	9,196
Nitta Corp.	1,300	24,943
NITTAN Corp.	1,200	2,148
Nittetsu Mining Company, Ltd.	600	11,427
Nitto Boseki Company, Ltd.	1,400	22,279
Nitto Kogyo Corp.	1,600	26,212

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nitto Kohki Company, Ltd.	1,000	$10,785
Nitto Seiko Company, Ltd.	1,700	6,039
Noevir Holdings Company, Ltd.	800	31,414
Nohmi Bosai, Ltd.	1,300	14,549
Nojima Corp.	3,200	29,791
NOK Corp.	4,700	36,695
Nomura Micro Science Company, Ltd.	600	13,835
Noritake Company, Ltd.	700	19,436
Noritsu Koki Company, Ltd.	1,000	16,870
Noritz Corp.	2,100	22,401
North Pacific Bank, Ltd.	12,900	20,289
NS Tool Company, Ltd.	800	6,285
NS United Kaiun Kaisha, Ltd.	800	20,803
NSD Company, Ltd.	3,000	51,067
NTN Corp.	18,400	32,430
Obara Group, Inc.	600	13,333
Ohsho Food Service Corp.	700	30,949
Oiles Corp.	1,380	14,049
Oisix ra daichi, Inc. (A)	1,200	13,589
Okabe Company, Ltd.	2,600	11,665
Okamoto Industries, Inc.	600	14,738
Okamura Corp.	3,700	35,295
Okasan Securities Group, Inc.	7,000	15,784
Oki Electric Industry Company, Ltd.	4,700	23,323
Okinawa Cellular Telephone Company	800	14,090
Okinawa Financial Group, Inc.	1,140	16,539
OKUMA Corp.	1,100	37,774
Okumura Corp.	1,600	31,471
Okura Industrial Company, Ltd.	800	9,894
Okuwa Company, Ltd.	1,000	6,236
Onoken Company, Ltd.	1,500	14,648
Onward Holdings Company, Ltd.	7,100	14,388
Optex Group Company, Ltd.	1,900	27,876
Optim Corp. (A)	700	3,875
Optorun Company, Ltd.	1,100	15,882
Organo Corp.	2,400	33,914
Orient Corp.	1,780	14,120
Oriental Shiraishi Corp.	7,600	12,928
Origin Company, Ltd.	600	5,175
Oro Company, Ltd.	700	7,054
Osaka Organic Chemical Industry, Ltd.	800	11,230
Osaka Soda Company, Ltd.	800	21,038
Osaka Steel Company, Ltd.	700	5,490
Osaki Electric Company, Ltd.	3,000	10,359
OSG Corp.	4,700	58,137
Outsourcing, Inc.	5,800	43,844
Oyo Corp.	1,300	16,782
Pacific Industrial Company, Ltd.	3,000	21,176
Pacific Metals Company, Ltd.	1,100	16,552
PAL GROUP Holdings Company, Ltd.	700	11,403
PALTAC Corp.	800	24,619
Paramount Bed Holdings Company, Ltd.	1,600	28,496
Paris Miki Holdings, Inc.	1,100	1,782
Pasona Group, Inc.	1,300	17,962
PC Depot Corp.	1,700	3,154
Penta-Ocean Construction Company, Ltd.	12,400	62,256
PeptiDream, Inc. (A)	1,900	21,170
Pharma Foods International Company, Ltd.	1,600	13,597
PIA Corp. (A)	500	11,489
Pickles Holdings Company, Ltd.	800	5,407
Pigeon Corp.	6,200	90,639
Pilot Corp.	1,500	56,712
Piolax, Inc.	2,100	25,782
Plenus Company, Ltd.	900	11,994
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pole To Win Holdings, Inc.	2,000	$12,807
Premier Anti-Aging Company, Ltd. (A)	300	5,655
Premium Group Company, Ltd.	2,400	29,459
Premium Water Holdings, Inc.	400	6,408
Press Kogyo Company, Ltd.	7,000	19,080
Pressance Corp.	700	7,056
Prestige International, Inc.	5,000	21,840
Prima Meat Packers, Ltd.	1,500	21,697
Procrea Holdings, Inc.	2,344	34,464
Pronexus, Inc.	600	3,967
Proto Corp.	1,800	12,811
PS Mitsubishi Construction Company, Ltd.	2,600	11,015
Punch Industry Company, Ltd.	1,300	3,732
QB Net Holdings Company, Ltd.	1,800	16,848
Qol Holdings Company, Ltd.	1,400	11,719
Raccoon Holdings, Inc.	800	5,687
Raito Kogyo Company, Ltd.	2,400	31,567
Raiznext Corp.	3,300	26,820
Rakus Company, Ltd.	3,700	34,743
Rasa Industries, Ltd.	600	9,255
Raysum Company, Ltd.	1,600	17,879
Relia, Inc.	2,100	14,010
Rengo Company, Ltd.	8,600	50,077
RENOVA, Inc. (A)	1,400	32,794
Resorttrust, Inc.	3,700	59,264
Restar Holdings Corp.	1,600	21,343
Retail Partners Company, Ltd.	300	2,309
Rheon Automatic Machinery Company, Ltd.	1,500	11,873
Ricoh Leasing Company, Ltd.	800	19,523
Riken Corp.	600	9,473
Riken Keiki Company, Ltd.	800	21,527
Riken Technos Corp.	3,000	10,434
Riken Vitamin Company, Ltd.	1,400	17,003
Rion Company, Ltd.	500	6,843
Riso Kyoiku Company, Ltd.	9,300	20,621
Rock Field Company, Ltd.	1,000	10,092
Rokko Butter Company, Ltd.	600	5,777
Roland Corp.	700	21,468
Roland DG Corp.	900	18,526
Rorze Corp.	700	33,795
Round One Corp.	10,500	45,514
RS Technologies Company, Ltd.	400	17,579
Ryobi, Ltd.	1,400	12,021
Ryoden Corp.	1,500	16,187
Ryosan Company, Ltd.	1,500	23,194
S Foods, Inc.	900	18,886
S&B Foods, Inc.	600	15,414
Sac's Bar Holdings, Inc.	600	2,941
Saibu Gas Holdings Company, Ltd.	1,500	17,968
Saint-Care Holding Corp.	1,900	10,709
Sakai Chemical Industry Company, Ltd.	1,400	18,130
Sakai Moving Service Company, Ltd.	500	16,174
Sakata INX Corp.	3,100	20,961
Sala Corp.	3,000	15,791
SAMTY Company, Ltd.	1,600	24,902
San ju San Financial Group, Inc.	1,700	16,584
San-A Company, Ltd.	1,300	39,230
San-Ai Obbli Company, Ltd.	3,500	26,948
Sangetsu Corp.	2,100	23,220
Sanken Electric Company, Ltd.	900	27,493
Sanki Engineering Company, Ltd.	2,000	21,909
Sankyo Company, Ltd.	1,900	57,526
Sankyo Frontier Company, Ltd.	300	7,593

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sankyo Seiko Company, Ltd.	3,200	$9,844
Sankyo Tateyama, Inc.	2,500	10,215
Sankyu, Inc.	2,300	66,794
Sanoh Industrial Company, Ltd.	1,900	8,746
Sanshin Electronics Company, Ltd.	700	8,091
Sanyo Chemical Industries, Ltd.	600	18,166
Sanyo Denki Company, Ltd.	400	13,635
Sanyo Electric Railway Company, Ltd.	1,600	24,298
Sanyo Shokai, Ltd. (A)	700	4,569
Sanyo Special Steel Company, Ltd.	1,400	18,084
Sanyo Trading Company, Ltd.	1,200	8,580
Sapporo Holdings, Ltd.	2,700	59,524
Sato Holdings Corp.	1,700	21,171
Sawai Group Holdings Company, Ltd.	1,800	50,417
SB Technology Corp.	800	12,107
SBS Holdings, Inc.	900	17,306
Scroll Corp.	2,300	11,134
Seika Corp.	500	5,474
Seikagaku Corp.	1,700	9,789
Seikitokyu Kogyo Company, Ltd.	1,600	8,351
Seiko Holdings Corp.	1,400	29,239
Seino Holdings Company, Ltd.	4,000	32,139
Seiren Company, Ltd.	2,700	39,371
Sekisui Jushi Corp.	1,600	18,218
Sekisui Kasei Company, Ltd.	2,500	6,879
Senko Group Holdings Company, Ltd.	4,700	31,057
Senshu Electric Company, Ltd.	300	10,776
Senshu Ikeda Holdings, Inc.	17,200	24,911
Senshukai Company, Ltd.	3,300	8,937
Seria Company, Ltd.	3,000	52,389
Seven Bank, Ltd.	17,700	31,712
Shibaura Electronics Company, Ltd.	500	15,037
Shibaura Machine Company, Ltd.	1,600	31,842
Shibaura Mechatronics Corp.	300	19,330
Shibuya Corp.	800	13,379
Shidax Corp. (A)	2,000	8,100
Shikibo, Ltd.	1,100	6,688
Shikoku Chemicals Corp.	3,000	25,433
Shikoku Electric Power Company, Inc.	8,900	44,478
Shima Seiki Manufacturing, Ltd.	1,200	16,704
Shin Nippon Biomedical Laboratories, Ltd.	1,000	18,606
Shinagawa Refractories Company, Ltd.	600	15,560
Shindengen Electric Manufacturing Company, Ltd.	500	12,038
Shin-Etsu Polymer Company, Ltd.	3,000	24,849
Shinko Shoji Company, Ltd.	1,900	11,563
Shinmaywa Industries, Ltd.	2,400	16,118
Shinnihon Corp.	2,500	12,201
Shinoken Group Company, Ltd.	2,000	22,042
Shinwa Company, Ltd.	700	10,617
Ship Healthcare Holdings, Inc.	3,500	65,747
Shizuoka Gas Company, Ltd.	4,500	30,761
Shoei Company, Ltd.	1,200	43,534
Shoei Foods Corp.	700	20,072
Shofu, Inc.	600	9,717
Showa Sangyo Company, Ltd.	1,000	17,150
SIGMAXYZ Holdings, Inc.	1,800	14,019
Siix Corp.	1,600	11,994
Sinanen Holdings Company, Ltd.	800	21,500
Sinfonia Technology Company, Ltd.	1,600	14,843
Sinko Industries, Ltd.	1,500	15,411
Sintokogio, Ltd.	3,400	16,088
SKY Perfect JSAT Holdings, Inc.	7,800	27,928
Smaregi, Inc. (A)	400	3,246
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMK Corp.	300	$4,831
SMS Company, Ltd.	1,500	30,304
Snow Peak, Inc.	1,200	18,123
Sodick Company, Ltd.	2,400	12,592
Softcreate Holdings Corp.	700	14,888
Software Service, Inc.	200	11,492
Soken Chemical & Engineering Company, Ltd.	800	10,225
Solasto Corp.	3,200	19,069
Sotetsu Holdings, Inc.	3,000	49,638
Sparx Group Company, Ltd.	1,480	13,583
S-Pool, Inc.	5,000	35,960
SRA Holdings	600	12,362
SRE Holdings Corp. (A)	400	8,676
ST Corp.	700	7,272
St. Marc Holdings Company, Ltd.	800	8,872
Star Mica Holdings Company, Ltd.	1,100	11,906
Star Micronics Company, Ltd.	2,300	25,885
Starts Corp., Inc.	1,900	34,419
Starzen Company, Ltd.	600	8,421
Stella Chemifa Corp.	800	13,909
Strike Company, Ltd.	700	18,683
Studio Alice Company, Ltd.	900	13,386
Sugimoto & Company, Ltd.	700	8,796
Sumida Corp.	1,600	11,188
Suminoe Textile Company, Ltd.	500	5,927
Sumitomo Bakelite Company, Ltd.	1,700	46,570
Sumitomo Densetsu Company, Ltd.	1,300	23,311
Sumitomo Mitsui Construction Company, Ltd.	6,000	18,430
Sumitomo Osaka Cement Company, Ltd.	1,500	33,903
Sumitomo Riko Company, Ltd.	2,400	9,349
Sumitomo Seika Chemicals Company, Ltd.	500	10,334
Sun Frontier Fudousan Company, Ltd.	2,200	16,983
Suruga Bank, Ltd.	15,200	39,187
SWCC Showa Holdings Company, Ltd.	2,400	29,042
SymBio Pharmaceuticals, Ltd. (A)	2,100	10,409
Systena Corp.	16,500	46,055
Syuppin Company, Ltd.	1,200	10,524
T Hasegawa Company, Ltd.	1,600	33,130
T RAD Company, Ltd.	500	8,614
T&K Toka Company, Ltd.	1,600	9,750
Tachibana Eletech Company, Ltd.	1,360	14,715
Tachi-S Company, Ltd.	2,400	17,770
Tadano, Ltd.	5,000	29,245
Taihei Dengyo Kaisha, Ltd.	1,000	23,050
Taiheiyo Cement Corp.	600	8,473
Taiho Kogyo Company, Ltd.	1,200	5,601
Taikisha, Ltd.	900	20,031
Taisei Lamick Company, Ltd.	500	9,463
Taiyo Holdings Company, Ltd.	2,000	33,184
Takamatsu Construction Group Company, Ltd.	1,000	12,991
Takaoka Toko Company, Ltd.	700	8,554
Takara Bio, Inc.	2,100	24,634
Takara Holdings, Inc.	7,100	51,864
Takara Leben Company, Ltd.	6,300	16,730
Takara Standard Company, Ltd.	2,200	19,713
Takasago International Corp.	1,200	22,028
Takasago Thermal Engineering Company, Ltd.	1,700	19,989
Takashimaya Company, Ltd.	7,500	88,809
Takeuchi Manufacturing Company, Ltd.	1,600	29,533
Takihyo Company, Ltd.	600	3,167

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takuma Company, Ltd.	3,000	$25,726
Tama Home Company, Ltd.	1,000	16,225
Tamron Company, Ltd.	1,500	30,075
Tamura Corp.	6,000	28,307
Tanseisha Company, Ltd.	1,100	5,786
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	12,669
Tayca Corp.	1,500	12,766
TDC Soft, Inc.	1,200	10,282
TechMatrix Corp.	1,400	16,184
Techno Horizon Company, Ltd.	1,400	4,960
Teijin, Ltd.	2,500	24,243
Teikoku Electric Manufacturing Company, Ltd.	1,700	21,592
Teikoku Sen-I Company, Ltd.	1,200	12,852
Tekken Corp.	800	9,796
Tenma Corp.	1,000	13,199
Tess Holdings Company, Ltd.	1,200	7,784
T-Gaia Corp.	900	10,200
The 77 Bank, Ltd.	2,800	34,598
The Aichi Bank, Ltd.	600	23,418
The Akita Bank, Ltd.	1,100	12,229
The Awa Bank, Ltd.	2,200	28,791
The Bank of Iwate, Ltd.	1,100	13,627
The Bank of Nagoya, Ltd.	1,100	22,864
The Bank of Saga, Ltd.	1,000	10,502
The Chiba Kogyo Bank, Ltd.	3,200	6,247
The Chugoku Bank, Ltd.	6,700	42,227
The Chukyo Bank, Ltd.	900	11,497
The Ehime Bank, Ltd.	2,100	12,498
The First Bank of Toyama, Ltd.	2,800	7,836
The Fukui Bank, Ltd.	1,800	17,014
The Fukushima Bank, Ltd.	2,100	3,004
The Furukawa Battery Company, Ltd.	1,300	10,093
The Gunma Bank, Ltd.	14,200	38,605
The Hachijuni Bank, Ltd.	14,100	46,850
The Hyakugo Bank, Ltd.	12,500	27,451
The Hyakujushi Bank, Ltd.	1,700	19,611
The Iyo Bank, Ltd.	11,300	55,249
The Japan Steel Works, Ltd.	1,900	37,465
The Japan Wool Textile Company, Ltd.	4,000	29,494
The Keiyo Bank, Ltd.	4,400	14,362
The Kinki Sharyo Company, Ltd.	300	2,028
The Kita-Nippon Bank, Ltd.	700	8,517
The Kiyo Bank, Ltd.	3,800	36,475
The Miyazaki Bank, Ltd.	1,000	14,852
The Monogatari Corp.	400	19,266
The Musashino Bank, Ltd.	1,700	20,069
The Nagano Bank, Ltd.	800	7,551
The Nanto Bank, Ltd.	2,000	29,076
The Nippon Road Company, Ltd.	200	7,935
The Nisshin Oillio Group, Ltd.	1,200	26,492
The Ogaki Kyoritsu Bank, Ltd.	1,600	18,974
The Oita Bank, Ltd.	900	11,305
The Okinawa Electric Power Company, Inc.	1,990	14,534
The Pack Corp.	800	12,256
The San-In Godo Bank, Ltd.	8,000	38,836
The Shibusawa Warehouse Company, Ltd.	1,000	13,986
The Shiga Bank, Ltd.	2,200	39,816
The Shikoku Bank, Ltd.	2,800	16,518
The Shimizu Bank, Ltd.	500	5,024
The Sumitomo Warehouse Company, Ltd.	3,324	45,165
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Tochigi Bank, Ltd.	8,000	$15,199
The Toho Bank, Ltd.	12,000	16,881
The Tohoku Bank, Ltd.	400	2,622
The Tottori Bank, Ltd.	400	3,010
The Towa Bank, Ltd.	2,900	10,295
The Yamagata Bank, Ltd.	2,000	13,815
The Yamanashi Chuo Bank, Ltd.	2,000	15,993
Tigers Polymer Corp.	1,000	2,795
TKC Corp.	2,100	49,764
Toa Corp. (Hyogo)	1,400	7,411
Toa Corp. (Tokyo)	1,200	20,613
Toagosei Company, Ltd.	4,300	32,102
Tobishima Corp.	720	5,190
TOC Company, Ltd.	3,400	16,607
Tocalo Company, Ltd.	3,200	25,946
Toda Corp.	8,400	43,211
Toda Kogyo Corp. (A)	300	5,427
Toei Company, Ltd.	100	11,974
Toenec Corp.	600	14,124
Toho Company, Ltd.	600	6,634
Toho Holdings Company, Ltd.	2,400	32,150
Toho Titanium Company, Ltd.	3,000	49,060
Toho Zinc Company, Ltd.	800	11,983
Tokai Carbon Company, Ltd.	10,000	67,767
Tokai Corp.	1,200	14,853
TOKAI Holdings Corp.	4,000	24,078
Tokai Rika Company, Ltd.	2,600	24,809
Tokai Tokyo Financial Holdings, Inc.	11,500	28,080
Token Corp.	410	22,739
Tokushu Tokai Paper Company, Ltd.	600	12,245
Tokuyama Corp.	3,200	38,547
Tokyo Base Company, Ltd. (A)	900	1,943
Tokyo Electron Device, Ltd.	400	14,644
Tokyo Energy & Systems, Inc.	2,000	13,378
Tokyo Keiki, Inc.	1,000	8,366
Tokyo Kiraboshi Financial Group, Inc.	1,936	28,461
Tokyo Ohka Kogyo Company, Ltd.	400	16,690
Tokyo Rakutenchi Company, Ltd.	200	5,439
Tokyo Rope Manufacturing Company, Ltd.	200	1,179
Tokyo Seimitsu Company, Ltd.	1,800	52,951
Tokyo Steel Manufacturing Company, Ltd.	5,100	44,646
Tokyo Tekko Company, Ltd.	800	7,213
Tokyo Theatres Company, Inc.	900	7,230
Tokyotokeiba Company, Ltd.	600	17,107
Tokyu Construction Company, Ltd.	3,900	16,948
Tomato Bank, Ltd.	1,100	7,684
Tomen Devices Corp.	200	7,291
Tomoe Corp.	2,200	6,176
Tomoku Company, Ltd.	500	4,917
TOMONY Holdings, Inc.	10,600	22,748
Tomy Company, Ltd.	4,500	38,499
Tonami Holdings Company, Ltd.	500	12,169
Topcon Corp.	4,700	52,417
Topre Corp.	2,300	17,666
Topy Industries, Ltd.	1,300	13,019
Torex Semiconductor, Ltd.	700	12,106
Toridoll Holdings Corp.	2,800	57,970
Torii Pharmaceutical Company, Ltd.	1,100	21,873
Torishima Pump Manufacturing Company, Ltd.	900	8,298
Tosei Corp.	2,500	23,943
Toshiba TEC Corp.	1,100	28,424
Totetsu Kogyo Company, Ltd.	1,000	16,047

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Towa Corp.	1,300	$14,350
Towa Pharmaceutical Company, Ltd.	1,500	22,046
Toyo Construction Company, Ltd.	3,100	18,313
Toyo Corp.	1,100	9,174
Toyo Denki Seizo KK	600	3,589
Toyo Engineering Corp. (A)	2,200	8,482
Toyo Gosei Company, Ltd.	300	13,131
Toyo Ink SC Holdings Company, Ltd.	2,200	28,924
Toyo Kanetsu KK	400	6,774
Toyo Securities Company, Ltd.	6,000	10,853
Toyo Tanso Company, Ltd.	1,000	22,665
Toyo Tire Corp.	5,100	55,511
Toyo Wharf & Warehouse Company, Ltd.	600	4,787
Toyobo Company, Ltd.	4,093	29,359
Toyoda Gosei Company, Ltd.	1,600	24,225
TPR Company, Ltd.	1,400	11,509
Trancom Company, Ltd.	400	21,030
Transaction Company, Ltd.	1,700	12,497
Transcosmos, Inc.	1,400	36,355
Tri Chemical Laboratories, Inc.	1,200	14,703
Trusco Nakayama Corp.	2,200	30,359
TS Tech Company, Ltd.	4,400	43,167
TSI Holdings Company, Ltd.	5,270	14,414
Tsubaki Nakashima Company, Ltd.	2,300	17,870
Tsubakimoto Chain Company	1,600	33,791
Tsugami Corp.	1,600	12,918
Tsukishima Kikai Company, Ltd.	2,000	12,151
Tsukuba Bank, Ltd.	5,700	7,316
Tsumura & Company	2,600	55,505
Tsurumi Manufacturing Company, Ltd.	1,000	15,804
TV Asahi Holdings Corp.	2,000	19,391
UACJ Corp.	1,903	26,252
UBE Corp.	4,400	58,769
Ubicom Holdings, Inc.	500	7,510
Uchida Yoko Company, Ltd.	400	12,132
Ulvac, Inc.	2,500	88,340
Union Tool Company	700	16,065
Unipres Corp.	2,600	15,950
United Arrows, Ltd.	1,600	20,178
United Super Markets Holdings, Inc.	2,400	17,514
UNITED, Inc.	1,300	12,549
Unitika, Ltd. (A)	5,900	12,149
Universal Entertainment Corp. (A)	1,200	15,401
Usen-Next Holdings Company, Ltd.	1,300	17,719
Ushio, Inc.	5,200	54,013
UT Group Company, Ltd.	1,500	24,630
UUUM Company, Ltd. (A)	800	4,942
Uzabase, Inc. (A)	800	3,599
V Technology Company, Ltd.	400	7,080
Valor Holdings Company, Ltd.	1,700	20,934
Valqua, Ltd.	1,000	17,310
Value HR Company, Ltd.	1,200	12,172
ValueCommerce Company, Ltd.	900	13,768
Vector, Inc.	3,100	23,522
Vertex Corp.	1,100	10,062
Visional, Inc. (A)	300	18,495
Vital KSK Holdings, Inc.	3,500	15,673
VT Holdings Company, Ltd.	6,600	21,674
Wacoal Holdings Corp.	1,900	28,222
Wacom Company, Ltd.	8,000	39,175
Wakachiku Construction Company, Ltd.	900	13,993
Wakita & Company, Ltd.	2,300	18,517
Warabeya Nichiyo Holdings Company, Ltd.	900	13,816
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Watahan & Company, Ltd.	600	$5,714
WDB Holdings Company, Ltd.	700	11,618
Weathernews, Inc.	300	15,453
West Holdings Corp.	1,416	40,468
Will Group, Inc.	1,200	11,333
WingArc1st, Inc.	2,100	26,566
WIN-Partners Company, Ltd.	1,000	6,541
World Company, Ltd.	700	6,745
World Holdings Company, Ltd.	600	10,932
Wowow, Inc.	600	5,513
Xebio Holdings Company, Ltd.	2,800	18,651
Yahagi Construction Company, Ltd.	2,000	10,167
Yaizu Suisankagaku Industry Company, Ltd.	1,100	6,590
YAKUODO Holdings Company, Ltd.	700	11,265
YAMABIKO Corp.	2,400	18,374
YAMADA Consulting Group Company, Ltd.	1,100	9,099
Yamae Group Holdings Company, Ltd.	1,000	10,985
Yamaguchi Financial Group, Inc.	9,600	51,112
Yamaichi Electronics Company, Ltd.	1,700	20,965
YA-MAN, Ltd.	1,700	13,711
Yamato Kogyo Company, Ltd.	1,700	51,509
Yamazen Corp.	3,900	24,570
Yaoko Company, Ltd.	800	36,275
Yasuda Logistics Corp.	1,400	8,777
Yellow Hat, Ltd.	2,000	24,791
Yodogawa Steel Works, Ltd.	1,200	19,702
Yokogawa Bridge Holdings Corp.	2,100	27,630
Yokorei Company, Ltd.	2,900	17,656
Yokowo Company, Ltd.	1,200	15,710
Yomeishu Seizo Company, Ltd.	500	6,156
Yondenko Corp.	1,200	14,569
Yondoshi Holdings, Inc.	1,300	15,433
Yonex Company, Ltd.	2,100	19,486
Yorozu Corp.	1,800	9,974
Yoshinoya Holdings Company, Ltd.	3,300	53,502
Yuasa Trading Company, Ltd.	1,100	26,620
Yukiguni Maitake Company, Ltd.	1,000	6,899
Yurtec Corp.	2,000	9,751
Yushiro Chemical Industry Company, Ltd.	1,100	6,279
Zenrin Company, Ltd.	1,950	12,040
ZERIA Pharmaceutical Company, Ltd.	1,200	17,172
ZIGExN Company, Ltd.	7,000	16,564
		23,732,889
Jersey, Channel Islands - 0.1%
Breedon Group PLC	27,834	16,463
Centamin PLC	57,981	58,166
JTC PLC (C)	1,621	12,345
		86,974
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	40,734
VP Bank AG, Class A	188	16,832
		57,566
Luxembourg - 0.5%
ADLER Group SA (A)(C)(D)	776	1,578
APERAM SA	2,478	58,476
B&S Group Sarl (C)	983	4,323
Befesa SA (C)	2,241	68,008
d'Amico International Shipping SA (A)	100,767	23,389
Global Fashion Group SA (A)	1,789	1,950
Grand City Properties SA	5,978	59,237
IVS Group SA	2,104	7,706

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
L'Occitane International SA	10,750	$32,408
RTL Group SA	241	7,626
SES SA	20,835	114,117
Shurgard Self Storage SA	1,086	44,151
Stabilus SE	1,440	63,311
Sword Group	278	9,897
		496,177
Macau - 0.0%
MECOM Power and Construction, Ltd.	58,500	13,688
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	10,349
Malta - 0.0%
Catena Media PLC (A)	3,412	7,273
Mauritius - 0.0%
Capital, Ltd.	9,014	8,339
Netherlands - 2.0%
Aalberts NV	5,098	166,261
Acomo NV	876	16,006
Alfen Beheer BV (A)(C)	1,069	97,895
AMG Advanced Metallurgical Group NV	1,350	30,347
Arcadis NV	4,173	135,815
ASR Nederland NV	6,907	265,524
Basic-Fit NV (A)(C)	2,099	63,028
BE Semiconductor Industries NV	2,875	123,079
Beter Bed Holding NV	1,056	3,132
Brack Capital Properties NV (A)	230	26,439
Brunel International NV	1,126	9,396
Corbion NV	3,074	76,468
CTP NV (C)	1,062	10,933
Flow Traders (C)	1,631	30,731
ForFarmers NV	2,398	5,539
Fugro NV (A)	4,034	40,844
Heijmans NV	2,278	21,220
Innoconcepts NV (A)(B)	10,527	0
Intertrust NV (A)(C)	4,292	82,120
Kendrion NV	1,111	14,932
Koninklijke BAM Groep NV (A)	15,496	38,073
Koninklijke Vopak NV	3,073	55,912
Nedap NV	225	11,826
OCI NV	2,846	104,196
Ordina NV	5,537	20,558
Pharming Group NV (A)	30,666	31,753
PostNL NV (D)	26,673	44,622
PPHE Hotel Group, Ltd.	592	9,161
SBM Offshore NV	6,900	86,587
Shop Apotheke Europe NV (A)(C)	194	7,799
SIF Holding NV	504	4,750
Signify NV (C)	5,815	149,662
Sligro Food Group NV	1,151	14,846
TKH Group NV	1,730	56,045
TomTom NV (A)	3,258	23,242
Van Lanschot Kempen NV	1,515	29,163
		1,907,904
New Zealand - 0.5%
Air New Zealand, Ltd. (A)	37,974	15,162
Arvida Group, Ltd.	12,868	10,312
Channel Infrastructure NZ, Ltd. (A)	11,354	8,938
Chorus, Ltd.	15,977	67,980
Delegat Group, Ltd.	1,200	6,845
Freightways, Ltd.	5,543	30,413
Gentrack Group, Ltd. (A)	3,060	2,490
Hallenstein Glasson Holdings, Ltd.	3,354	9,738
Heartland Group Holdings, Ltd.	21,397	19,751
Investore Property, Ltd.	13,816	11,746
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
KMD Brands, Ltd.	25,838	$15,148
Manawa Energy, Ltd.	1,665	5,296
NZME, Ltd.	13,259	8,588
NZX, Ltd.	16,287	10,972
Oceania Healthcare, Ltd.	40,277	20,571
Pacific Edge, Ltd. (A)	27,936	7,729
PGG Wrightson, Ltd.	819	2,013
Pushpay Holdings, Ltd. (A)	29,513	18,156
Restaurant Brands New Zealand, Ltd.	886	3,794
Sanford, Ltd. (A)	2,767	6,471
Scales Corp., Ltd.	5,176	14,291
Serko, Ltd. (A)	2,827	5,043
Skellerup Holdings, Ltd.	7,637	22,903
SKY Network Television, Ltd.	7,518	9,023
SKYCITY Entertainment Group, Ltd. (A)	26,675	40,510
Summerset Group Holdings, Ltd.	3,595	21,663
Synlait Milk, Ltd. (A)	5,495	10,913
The Warehouse Group, Ltd.	9,894	17,102
Tourism Holdings, Ltd. (A)	6,508	10,151
TOWER, Ltd.	11,445	4,073
Vista Group International, Ltd. (A)	7,682	7,034
		444,819
Norway - 1.0%
ABG Sundal Collier Holding ASA	24,237	12,293
Akastor ASA	6,104	4,842
Aker Carbon Capture ASA (A)	4,495	5,747
Aker Solutions ASA	18,496	64,307
American Shipping Company ASA (A)	1,661	5,338
ArcticZymes Technologies ASA (A)	962	6,371
Atea ASA (A)	3,574	31,755
Axactor ASA (A)	14,729	7,308
B2Holding ASA	23,929	16,417
Belships ASA	10,010	12,473
Bonheur ASA	1,411	39,996
Borregaard ASA	1,304	15,395
Bouvet ASA	3,002	14,989
BW Offshore, Ltd.	4,568	9,607
Cloudberry Clean Energy ASA (A)	5,431	5,768
Crayon Group Holding ASA (A)(C)	1,983	15,405
DNO ASA	36,835	41,778
Elmera Group ASA (C)	3,193	4,531
Europris ASA (C)	8,327	41,646
FLEX LNG, Ltd.	1,570	49,900
Frontline, Ltd.	5,015	55,223
Grieg Seafood ASA	2,264	15,313
Hexagon Composites ASA (A)	6,450	14,060
IDEX Biometrics ASA (A)	19,564	1,354
Kahoot! ASA (A)(D)	8,215	15,299
Kid ASA (C)	1,128	7,603
Kitron ASA	9,158	15,817
LINK Mobility Group Holding ASA (A)	7,126	4,483
Medistim ASA	352	6,698
MPC Container Ships ASA	15,398	25,676
Multiconsult ASA (C)	554	6,730
Norske Skog ASA (A)(C)	1,815	9,165
Norway Royal Salmon ASA (A)	1,038	14,153
Norwegian Air Shuttle ASA (A)	11,101	7,400
Norwegian Energy Company ASA (A)	912	29,355
Odfjell Drilling, Ltd. (A)	4,970	10,817
Otello Corp. ASA	33	25
Panoro Energy ASA (A)	3,699	8,991
Pareto Bank ASA	1,457	5,847
PGS ASA (A)	22,374	12,870
PhotoCure ASA (A)	2,625	21,951
PoLight ASA (A)(C)	2,610	5,091

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Protector Forsikring ASA	4,177	$43,051
Scatec ASA (C)	3,642	24,907
Self Storage Group ASA (A)	2,940	6,409
Selvaag Bolig ASA	1,842	5,374
Sparebank 1 Oestlandet	758	7,482
SpareBank 1 Sorost-Norge	4,392	20,436
Sparebanken More	1,230	7,900
TGS ASA	3,905	47,728
Treasure ASA	3,110	4,536
Ultimovacs ASA (A)	584	3,222
Veidekke ASA	6,168	46,140
Volue ASA (A)	3,279	8,879
Wilh Wilhelmsen Holding ASA, Class A	862	15,421
XXL ASA (C)	4,462	1,826
		943,098
Peru - 0.0%
Hochschild Mining PLC	16,530	10,803
Portugal - 0.4%
Altri SGPS SA	6,511	32,878
Banco Comercial Portugues SA	454,458	54,073
Corticeira Amorim SGPS SA	2,100	18,690
CTT-Correios de Portugal SA	8,914	23,651
Greenvolt-Energias Renovaveis SA (A)	1,688	14,244
Mota-Engil SGPS SA	5,636	5,818
NOS SGPS SA	13,982	45,769
REN - Redes Energeticas Nacionais SGPS SA	21,605	51,081
Sonae SGPS SA	56,969	45,949
The Navigator Company SA	12,847	43,773
		335,926
Singapore - 1.2%
Accordia Golf Trust (A)(B)	40,300	0
AEM Holdings, Ltd.	9,100	25,175
Banyan Tree Holdings, Ltd. (A)	19,800	3,839
Best World International, Ltd. (A)(B)	3,974	3,763
Boustead Projects, Ltd.	3,000	1,724
Boustead Singapore, Ltd.	10,000	5,367
Bukit Sembawang Estates, Ltd.	11,000	34,325
BW Energy, Ltd. (A)	1,018	2,014
BW LPG, Ltd. (C)	4,059	29,538
Capitaland India Trust	45,100	32,847
China Aviation Oil Singapore Corp., Ltd.	14,400	7,403
Chip Eng Seng Corp., Ltd.	33,000	16,061
ComfortDelGro Corp., Ltd.	65,700	60,219
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	7,080
CSE Global, Ltd.	34,000	10,075
Delfi, Ltd.	21,900	10,870
Ezion Holdings, Ltd. (A)(B)	131,300	3,931
Far East Orchard, Ltd.	5,140	3,685
First Resources, Ltd.	19,300	18,572
Fraser and Neave, Ltd.	8,600	7,285
Gallant Venture, Ltd. (A)	71,000	6,303
Golden Agri-Resources, Ltd.	183,600	33,714
Golden Energy & Resources, Ltd. (A)	45,100	24,704
GuocoLand, Ltd.	10,400	11,902
Halcyon Agri Corp., Ltd. (A)	4,293	574
Haw Par Corp., Ltd.	4,700	33,483
Ho Bee Land, Ltd.	11,400	20,059
Hong Fok Corp., Ltd.	20,100	13,643
Hong Leong Finance, Ltd.	12,900	21,287
Hyflux, Ltd. (A)	24,000	2
iFAST Corp., Ltd.	7,000	19,154
IGG, Inc. (A)	38,000	11,667
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Indofood Agri Resources, Ltd.	25,000	$5,285
Japfa, Ltd.	22,700	8,719
Kenon Holdings, Ltd.	1,156	39,343
Keppel Infrastructure Trust	157,190	58,961
Metro Holdings, Ltd.	31,600	14,845
Midas Holdings, Ltd. (A)(B)	86,000	9,772
Nanofilm Technologies International, Ltd.	6,500	9,440
NetLink NBN Trust	91,100	57,350
Oceanus Group, Ltd. (A)	1,035,500	9,328
OM Holdings, Ltd.	10,791	4,226
OUE, Ltd.	11,100	10,044
Oxley Holdings, Ltd.	27,222	3,007
Raffles Medical Group, Ltd.	35,758	33,043
SATS, Ltd. (A)	25,100	52,445
SBS Transit, Ltd.	5,000	9,398
Sembcorp Marine, Ltd. (A)	510,500	37,333
Sheng Siong Group, Ltd.	29,900	32,905
SIA Engineering Company, Ltd. (A)	12,800	19,872
SIIC Environment Holdings, Ltd.	35,800	4,392
Sinarmas Land, Ltd.	94,200	12,646
Singapore Land Group, Ltd.	7,100	11,628
Singapore Post, Ltd.	66,100	25,056
Stamford Land Corp., Ltd.	113,744	29,225
StarHub, Ltd.	25,600	19,559
Straits Trading Company, Ltd.	1,416	2,398
Swiber Holdings, Ltd. (A)(B)	15,000	683
The Hour Glass, Ltd.	10,100	14,708
Thomson Medical Group, Ltd.	212,000	11,769
UMS Holdings, Ltd.	36,400	31,826
UOB-Kay Hian Holdings, Ltd.	15,918	14,956
Wing Tai Holdings, Ltd.	21,205	22,432
XP Power, Ltd.	824	15,321
Yeo Hiap Seng, Ltd.	1,129	568
		1,112,748
South Africa - 0.2%
Investec PLC	17,109	68,854
Mediclinic International PLC	22,882	125,452
		194,306
Spain - 2.2%
Acerinox SA	9,313	74,060
Aedas Homes SA (C)	426	6,057
Alantra Partners SA	1,181	13,316
Almirall SA	4,221	40,697
Amper SA (A)	82,546	11,929
Applus Services SA	6,225	34,940
Atresmedia Corp. de Medios de Comunicacion SA	6,046	15,536
Banco de Sabadell SA	287,776	191,907
Bankinter SA	32,551	182,769
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,649	66,499
CIE Automotive SA	2,718	56,280
Construcciones y Auxiliar de Ferrocarriles SA	1,139	25,760
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	18,226
Ebro Foods SA	3,323	48,399
eDreams ODIGEO SA (A)	4,905	19,597
Elecnor SA	2,026	20,014
Enagas SA	11,699	181,088
Ence Energia y Celulosa SA	6,294	18,738
Ercros SA	5,006	13,237
Faes Farma SA	16,334	59,171

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Fluidra SA	2,959	$44,370
Fomento de Construcciones y Contratas SA	2,450	19,802
Gestamp Automocion SA (C)	7,287	21,618
Global Dominion Access SA (C)	5,439	17,788
Grenergy Renovables SA (A)	573	17,417
Grupo Catalana Occidente SA	2,346	58,924
Grupo Empresarial San Jose SA	2,194	7,428
Iberpapel Gestion SA	65	795
Indra Sistemas SA	8,570	65,257
Laboratorios Farmaceuticos Rovi SA	987	42,417
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	25,932
Mapfre SA	47,388	73,391
Melia Hotels International SA (A)	8,843	40,837
Miquel y Costas & Miquel SA	2,010	22,886
Neinor Homes SA (A)(C)	1,978	17,974
Obrascon Huarte Lain SA (A)	19,608	10,123
Pharma Mar SA	712	37,707
Promotora de Informaciones SA, Class A (A)	11,711	4,497
Prosegur Cash SA (C)	35,886	22,276
Prosegur Cia de Seguridad SA	10,114	15,328
Realia Business SA (A)	17,710	16,415
Sacyr SA	23,307	50,944
Solaria Energia y Medio Ambiente SA (A)	4,469	70,290
Soltec Power Holdings SA (A)	2,101	8,744
Talgo SA (C)	4,803	11,655
Tecnicas Reunidas SA (A)	830	4,877
Tubacex SA (A)	6,252	11,921
Unicaja Banco SA (C)	62,819	56,642
Vidrala SA	827	48,131
Viscofan SA	1,837	100,421
		2,045,027
Sweden - 2.4%
AcadeMedia AB (C)	3,665	15,890
AddLife AB, B Shares	2,462	25,455
AddNode Group AB	5,860	40,752
AFRY AB	967	12,164
Alimak Group AB (C)	2,141	11,416
Alligo AB, Class B	2,270	15,767
Ambea AB (C)	5,569	19,492
Annehem Fastigheter AB, B Shares (A)	1,155	2,302
AQ Group AB	291	5,614
Arise AB (A)	2,614	13,986
Arjo AB, B Shares	10,690	39,199
Atrium Ljungberg AB, B Shares	2,105	25,948
Attendo AB (A)(C)	5,286	9,442
Balco Group AB	665	3,277
Beijer Alma AB	2,393	31,276
Bergman & Beving AB	2,270	16,823
Betsson AB, Class B (A)	5,105	29,801
BHG Group AB (A)	2,406	3,078
Bilia AB, A Shares	3,960	45,167
BioGaia AB, B Shares	1,400	9,704
BioInvent International AB (A)	2,250	9,601
Biotage AB	2,541	37,873
Bonava AB, B Shares	3,323	7,762
Boozt AB (A)(C)	993	5,158
Bravida Holding AB (C)	7,424	60,750
BTS Group AB, B Shares	346	7,589
Bufab AB	1,460	26,304
Bulten AB	717	3,421
Bure Equity AB	2,076	33,923
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Byggmax Group AB	5,363	$17,938
Careium AB (A)	2,295	1,854
Catella AB	2,217	7,394
Catena AB	1,429	42,401
Cellavision AB	999	22,731
Cibus Nordic Real Estate AB	1,681	21,905
Clas Ohlson AB, B Shares	3,185	19,059
Cloetta AB, B Shares	10,640	16,820
Collector Bank AB (A)	6,015	14,927
Coor Service Management Holding AB (C)	5,027	34,123
Corem Property Group AB, B Shares	14,214	10,690
Corem Property Group AB, D Shares	408	7,207
CTT Systems AB	566	10,081
Dios Fastigheter AB	3,582	22,596
Doro AB (A)	2,295	3,064
Duni AB (A)	2,559	14,582
Dustin Group AB (C)	4,979	19,628
Elanders AB, B Shares	1,468	18,050
Electrolux Professional AB, B Shares	6,926	28,292
Enea AB (A)	1,522	9,943
Fagerhult AB	4,609	15,533
Fastighets AB Trianon	1,452	3,061
FastPartner AB, A Shares	2,697	14,036
Ferronordic AB (A)	318	831
Fingerprint Cards AB, B Shares (A)	12,246	6,166
G5 Entertainment AB	330	5,596
GARO AB	1,737	15,271
Granges AB	7,040	45,147
Green Landscaping Group AB (A)(C)	1,593	8,039
Heba Fastighets AB, Class B (D)	4,570	12,930
HMS Networks AB	455	12,318
Hoist Finance AB (A)(C)	2,083	5,212
Humana AB (A)	2,641	11,521
Instalco AB	7,730	30,992
Inwido AB	3,126	24,583
JM AB	2,484	34,361
Karnov Group AB (A)	3,501	17,098
K-fast Holding AB (A)	1,142	2,155
KNOW IT AB	1,459	29,187
Lagercrantz Group AB, B Shares	10,111	88,511
Lime Technologies AB	558	11,050
Lindab International AB	4,565	50,911
Loomis AB	2,786	68,666
MEKO AB	2,150	17,694
MIPS AB	1,182	35,088
Modern Times Group MTG AB, B Shares (A)	5,362	35,437
Momentum Group AB (A)	2,270	12,703
Munters Group AB (C)	5,993	41,922
Mycronic AB	4,062	48,975
NCAB Group AB	4,318	17,669
NCC AB, B Shares	3,723	26,790
Nederman Holding AB	887	10,964
Net Insight AB, B Shares (A)	16,550	8,181
New Wave Group AB, B Shares	4,353	57,332
Nobia AB	6,676	12,531
Nolato AB, B Shares	6,748	30,752
Nordic Paper Holding AB	2,488	6,428
Nordic Waterproofing Holding AB	2,002	26,840
Note AB (A)	776	11,073
NP3 Fastigheter AB	1,683	24,814
Nyfosa AB	8,562	49,436
OEM International AB, B Shares	4,726	24,221
Platzer Fastigheter Holding AB, Series B	3,454	20,723

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Pricer AB, B Shares	7,930	$12,546
Proact IT Group AB	1,428	10,181
Ratos AB, B Shares	14,845	50,604
RaySearch Laboratories AB (A)	2,452	10,467
Resurs Holding AB (C)	6,236	11,454
Scandi Standard AB (A)	4,648	19,429
Scandic Hotels Group AB (A)(C)	5,932	16,966
Sdiptech AB, Class B (A)	279	4,808
Sensys Gatso Group AB (A)	23,414	2,199
SkiStar AB	2,041	20,318
Solid Forsakring AB (A)	623	2,517
Stendorren Fastigheter AB (A)	1,288	19,916
Stillfront Group AB (A)	19,809	42,319
Systemair AB	6,526	29,529
Tethys Oil AB	2,334	13,139
Troax Group AB	1,308	18,448
VBG Group AB, B Shares	630	6,699
Vitec Software Group AB, B Shares	1,147	33,818
Volati AB	786	6,923
XANO Industri AB, Class B	694	6,490
		2,283,737
Switzerland - 7.1%
Adecco Group AG	532	14,683
Allreal Holding AG	926	128,853
ALSO Holding AG (A)	324	48,007
Aluflexpack AG (A)	549	9,918
APG SGA SA	84	14,249
Arbonia AG	2,962	33,865
Aryzta AG (A)	57,916	57,947
Ascom Holding AG	1,310	7,863
Autoneum Holding AG	221	18,476
Baloise Holding AG	1,343	171,602
Banque Cantonale de Geneve, Bearer Shares	142	24,241
Banque Cantonale Vaudoise	1,309	123,842
Belimo Holding AG	544	200,081
Bell Food Group AG	138	30,312
Bellevue Group AG	467	14,318
Berner Kantonalbank AG	289	62,967
BKW AG	1,268	151,102
Bossard Holding AG, Class A	310	52,771
Bucher Industries AG	396	123,541
Burckhardt Compression Holding AG	187	69,838
Burkhalter Holding AG	399	30,113
Bystronic AG	74	39,724
Calida Holding AG	285	11,728
Carlo Gavazzi Holding AG, Bearer Shares	38	10,410
Cembra Money Bank AG	1,741	123,472
Cie Financiere Tradition SA, Bearer Shares	104	11,082
Clariant AG (A)	12,244	195,582
Coltene Holding AG (A)	198	15,450
Comet Holding AG	339	48,773
Daetwyler Holding AG, Bearer Shares	281	44,797
DKSH Holding AG	2,003	145,331
dormakaba Holding AG	178	60,063
Dufry AG (A)	3,848	116,823
EFG International AG (A)	4,687	36,899
Emmi AG	107	83,129
Energiedienst Holding AG	979	39,275
Evolva Holding SA (A)	72,989	6,002
Feintool International Holding AG	426	7,871
Fenix Outdoor International AG	225	15,976
Ferrexpo PLC	17,361	23,175
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Flughafen Zurich AG (A)	1,215	$179,584
Forbo Holding AG	58	62,712
Fundamenta Real Estate AG (A)	1,563	25,519
Galenica AG (C)	2,783	201,530
GAM Holding AG (A)	11,204	10,358
Georg Fischer AG	4,400	209,625
Gurit Holding AG, Bearer Shares	220	16,012
Helvetia Holding AG	2,037	190,878
Hiag Immobilien Holding AG	325	27,671
HOCHDORF Holding AG (A)	16	436
Huber + Suhner AG	1,041	82,199
Hypothekarbank Lenzburg AG	3	12,834
Implenia AG (A)	994	31,637
Ina Invest Holding AG (A)	199	3,963
Inficon Holding AG	92	61,495
Interroll Holding AG	35	66,488
Intershop Holding AG	76	47,753
Investis Holding SA	160	15,762
IWG PLC (A)	35,585	49,855
Jungfraubahn Holding AG (A)	269	32,004
Kardex Holding AG	299	39,641
Komax Holding AG	311	72,007
Kongsberg Automotive ASA (A)	23,611	4,689
Kudelski SA, Bearer Shares	2,497	7,079
Landis+Gyr Group AG (A)	1,306	71,043
LEM Holding SA	36	54,919
Luzerner Kantonalbank AG	207	84,879
Medacta Group SA (C)	218	18,413
medmix AG (C)	877	15,228
Metall Zug AG, B Shares	12	21,824
Mobilezone Holding AG	2,336	34,950
Mobimo Holding AG	458	99,495
Novavest Real Estate AG (A)	469	19,933
OC Oerlikon Corp. AG	11,727	75,067
Orascom Development Holding AG (A)	533	4,124
Orior AG	425	29,414
Peach Property Group AG (A)	212	4,847
Phoenix Mecano AG, Bearer Shares	38	11,658
Plazza AG, Class A	68	22,258
PSP Swiss Property AG	2,466	246,507
Rieter Holding AG	251	21,331
Romande Energie Holding SA	34	38,599
Schaffner Holding AG	40	10,839
Schweiter Technologies AG, Bearer Shares	58	42,942
Sensirion Holding AG (A)(C)	592	48,194
SFS Group AG	1,460	125,509
Siegfried Holding AG (A)	230	170,053
SIG Group AG (A)	3,703	75,186
Softwareone Holding AG (A)	4,165	45,236
St. Galler Kantonalbank AG	173	79,164
Stadler Rail AG	422	11,590
Sulzer AG	1,049	60,346
Swiss Prime Site AG	3,179	253,231
Swiss Steel Holding AG (A)	39,436	8,799
Swissquote Group Holding SA	465	48,241
Tecan Group AG	61	20,926
Temenos AG	2,433	164,025
TX Group AG	201	24,532
u-blox Holding AG (A)	431	52,195
Valiant Holding AG	1,070	101,399
Valora Holding AG (A)	244	64,295
VAT Group AG (C)	705	143,065
Vaudoise Assurances Holding SA	64	25,492
Vetropack Holding AG	822	24,231

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Von Roll Holding AG, Bearer Shares (A)	7,878	$6,055
Vontobel Holding AG	1,828	98,145
VZ Holding AG	685	47,917
V-ZUG Holding AG (A)	120	8,961
Walliser Kantonalbank	203	22,815
Warteck Invest AG	8	17,552
Ypsomed Holding AG	300	44,636
Zehnder Group AG	615	31,110
Zug Estates Holding AG, B Shares	16	27,566
Zuger Kantonalbank AG, Bearer Shares	9	64,977
		6,719,595
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(C)	49,000	5,747
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
		5,747
United Arab Emirates - 0.0%
Borr Drilling, Ltd. (A)	1,712	5,684
Lamprell PLC (A)	11,610	1,154
Network International Holdings PLC (A)(C)	4,888	16,378
Shelf Drilling, Ltd. (A)(C)	10,196	14,365
		37,581
United Kingdom - 10.3%
4imprint Group PLC	1,523	57,137
A.G. Barr PLC	4,718	23,950
Accesso Technology Group PLC (A)	2,349	14,080
Advanced Medical Solutions Group PLC	11,814	31,982
AJ Bell PLC	11,487	34,215
Alfa Financial Software Holdings PLC (C)	4,048	7,329
Alliance Pharma PLC	24,062	14,998
Anglo Pacific Group PLC	12,147	20,518
Anglo-Eastern Plantations PLC	1,225	10,639
AO World PLC (A)	8,013	3,834
Ascential PLC (A)	20,806	47,357
Ashmore Group PLC	15,764	34,422
Aston Martin Lagonda Global Holdings PLC (A)(C)	878	1,151
Avon Protection PLC	1,565	19,666
Babcock International Group PLC (A)	25,458	78,612
Bakkavor Group PLC (C)	5,579	5,585
Balfour Beatty PLC	34,581	117,878
Beazley PLC	32,052	199,799
Begbies Traynor Group PLC	6,626	10,291
Bellway PLC	4,446	83,748
Biffa PLC (C)	17,147	78,435
Bloomsbury Publishing PLC	4,265	17,462
Bodycote PLC	9,417	48,730
Boohoo Group PLC (A)	3,748	1,503
BRAEMAR PLC	1,328	4,246
Britvic PLC	13,590	108,242
Brooks Macdonald Group PLC	427	8,943
Bytes Technology Group PLC	10,496	48,973
Capita PLC (A)	91,929	25,364
Capricorn Energy PLC (A)	24,079	65,727
Card Factory PLC (A)	14,688	7,186
Carillion PLC (A)(B)	35,521	3,803
Carr's Group PLC	6,569	7,069
Cazoo Group, Ltd. (A)	4,506	2,073
Central Asia Metals PLC	8,189	19,816
CentralNic Group PLC (A)	10,289	13,070
Centrica PLC (A)	108,342	85,016
Chemring Group PLC	13,921	43,661
Chesnara PLC	7,709	23,436
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
City of London Investment Group PLC	2,068	$8,911
Clarkson PLC	1,348	39,345
Close Brothers Group PLC	8,356	86,006
CMC Markets PLC (C)	7,009	17,035
Coats Group PLC	92,499	52,218
Cohort PLC	1,758	9,280
Computacenter PLC	3,949	84,827
Concentric AB	2,526	40,602
ContourGlobal PLC (C)	8,862	24,898
Costain Group PLC (A)	4,797	2,123
Countryside Partnerships PLC (A)(C)	23,711	52,610
Cranswick PLC	2,760	81,991
Crest Nicholson Holdings PLC	13,693	27,789
Currys PLC	70,297	44,108
CVS Group PLC	2,750	52,396
De La Rue PLC (A)	10,028	9,629
Debenhams PLC (A)(B)	76,182	0
Devro PLC	12,253	22,641
DFS Furniture PLC	12,509	14,613
Dialight PLC (A)	105	273
Dignity PLC (A)	3,439	14,312
Diploma PLC	4,973	127,783
Direct Line Insurance Group PLC	10,097	20,832
DiscoverIE Group PLC	5,627	40,331
Domino's Pizza Group PLC	21,324	52,797
dotdigital Group PLC	12,814	12,125
Dr. Martens PLC	3,637	8,911
Drax Group PLC	21,413	142,466
Dunelm Group PLC	5,320	43,059
DWF Group PLC (C)	14,677	14,320
easyJet PLC (A)	4,377	14,282
EKF Diagnostics Holdings PLC	8,242	3,674
Elementis PLC (A)	35,393	35,384
EMIS Group PLC	3,714	77,992
Energean PLC	4,619	68,453
EnQuest PLC (A)	115,537	33,955
Ergomed PLC (A)	2,357	30,438
Esken, Ltd. (A)	25,251	1,476
Essentra PLC	14,966	30,221
Euromoney Institutional Investor PLC	5,478	87,588
FD Technologies PLC (A)	1,279	20,256
FDM Group Holdings PLC	4,489	31,194
Fevertree Drinks PLC	4,244	39,275
Firstgroup PLC	37,976	44,210
Forterra PLC (C)	10,957	28,509
Foxtons Group PLC	23,551	7,943
Frasers Group PLC (A)	9,750	73,077
Frontier Developments PLC (A)	1,107	16,518
Fuller Smith & Turner PLC, Class A	1,525	7,847
Funding Circle Holdings PLC (A)(C)	3,849	1,748
Galliford Try Holdings PLC	5,675	9,195
Games Workshop Group PLC	1,582	101,158
Gamma Communications PLC	1,848	21,568
GB Group PLC	2,086	14,046
Gem Diamonds, Ltd.	12,666	4,347
Genel Energy PLC	4,784	6,553
Genuit Group PLC	12,035	38,957
Genus PLC	250	7,253
Gooch & Housego PLC	1,681	10,769
Grainger PLC	36,335	92,552
Greggs PLC	4,752	89,765
Gulf Keystone Petroleum, Ltd.	11,237	24,826
Halfords Group PLC	15,547	22,820
Harworth Group PLC	6,530	8,790
Hays PLC	77,290	87,108

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Headlam Group PLC	6,602	$17,048
Helical PLC	6,424	25,654
Helios Towers PLC (A)	21,114	26,534
Henry Boot PLC	5,301	14,639
Hill & Smith Holdings PLC	4,214	42,590
Hilton Food Group PLC	3,867	22,922
Hollywood Bowl Group PLC	8,153	16,990
HomeServe PLC	5,509	72,585
Hunting PLC	8,331	21,624
Hyve Group PLC (A)	12,149	6,807
Ibstock PLC (C)	19,043	34,710
IDOX PLC	10,437	7,494
IG Group Holdings PLC	9,219	78,129
IMI PLC	3,966	49,044
Impax Asset Management Group PLC	4,165	24,110
Inchcape PLC	21,514	162,904
Indivior PLC (A)	36,002	114,149
IntegraFin Holdings PLC	9,972	24,406
International Personal Finance PLC	12,526	11,465
iomart Group PLC	2,265	4,101
IP Group PLC	38,897	25,543
IQE PLC (A)	33,004	12,463
ITV PLC (A)	14,540	9,176
J.D. Wetherspoon PLC (A)	4,332	19,290
James Fisher & Sons PLC (A)	2,814	8,857
James Halstead PLC	11,052	25,493
JET2 PLC (A)	6,865	52,546
John Wood Group PLC (A)	34,072	48,117
Johnson Service Group PLC (A)	24,380	21,357
Jupiter Fund Management PLC	22,824	23,276
Just Group PLC	56,562	35,119
Kainos Group PLC	4,099	58,471
Keller Group PLC	4,206	29,379
Kier Group PLC (A)	22,531	16,997
Kin & Carta PLC (A)	11,305	21,933
Knights Group Holdings PLC	2,269	1,935
Lancashire Holdings, Ltd.	14,953	82,489
Learning Technologies Group PLC	21,193	24,620
Liontrust Asset Management PLC	2,411	19,525
Lookers PLC	22,449	16,376
LSL Property Services PLC	6,404	18,673
Luceco PLC (C)	1,922	1,769
M&C Saatchi PLC (A)	253	383
Macfarlane Group PLC	6,288	6,297
Man Group PLC	73,477	181,934
Marks & Spencer Group PLC (A)	55,905	60,982
Marshalls PLC	11,740	38,203
Marston's PLC (A)	37,566	14,898
McBride PLC (A)	14,770	3,880
ME Group International PLC	18,684	17,687
Mears Group PLC	8,289	17,778
Medica Group PLC	4,479	6,816
Metro Bank PLC (A)	9,741	8,619
Micro Focus International PLC	16,735	96,498
Midwich Group PLC	1,185	6,175
Mitchells & Butlers PLC (A)	16,776	21,408
Mitie Group PLC	94,711	65,686
MJ Gleeson PLC	2,770	12,731
Moneysupermarket.com Group PLC	27,587	56,930
Moonpig Group PLC (A)	10,123	17,850
Morgan Advanced Materials PLC	14,263	35,946
Morgan Sindall Group PLC	2,381	38,836
Mortgage Advice Bureau Holdings, Ltd.	1,276	9,074
MP Evans Group PLC	1,384	12,757
N. Brown Group PLC (A)	9,633	2,518
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
National Express Group PLC (A)	28,347	$52,997
NCC Group PLC	17,294	41,717
Next Fifteen Communications Group PLC	3,756	32,454
Ninety One PLC	19,563	39,592
NIOX Group PLC (A)	9,034	3,666
Norcros PLC	6,666	12,247
Numis Corp. PLC	2,926	7,551
Odfjell Technology, Ltd. (A)	828	1,678
On the Beach Group PLC (A)(C)	5,451	6,094
OSB Group PLC	18,542	86,278
Oxford Biomedica PLC (A)	1,730	6,694
Oxford Instruments PLC	2,839	56,201
Pagegroup PLC	17,115	70,328
Pan African Resources PLC	85,815	16,785
Paragon Banking Group PLC	13,704	59,965
PayPoint PLC	4,705	31,418
Pendragon PLC (A)	102,667	30,714
Pennon Group PLC	12,734	111,107
Petrofac, Ltd. (A)	28,442	31,929
Pets at Home Group PLC	24,400	71,135
Pharos Energy PLC (A)	16,636	3,675
Phoenix Spree Deutschland, Ltd.	5,484	17,677
Polar Capital Holdings PLC	3,830	17,692
Porvair PLC	2,468	13,741
Premier Foods PLC	41,106	43,862
Provident Financial PLC	13,396	24,775
Purplebricks Group PLC (A)	7,294	1,149
PZ Cussons PLC	13,141	28,477
QinetiQ Group PLC	27,714	101,134
Quilter PLC (C)	72,844	74,376
Rank Group PLC (A)	7,303	5,533
Rathbones Group PLC	3,523	64,311
Reach PLC	25,143	19,210
Redcentric PLC	5,876	7,320
Redde Northgate PLC	14,424	46,362
Redrow PLC	14,867	65,461
Renew Holdings PLC	4,150	26,216
Renewi PLC (A)	5,276	33,081
Renishaw PLC	1,475	57,207
Ricardo PLC	2,982	15,207
RM PLC	8,752	2,611
Robert Walters PLC	4,693	23,902
Rotork PLC	43,727	113,481
Royal Mail PLC	7,711	15,696
RPS Group PLC	15,418	40,231
RWS Holdings PLC	1,824	6,483
S&U PLC	513	11,387
Sabre Insurance Group PLC (C)	10,582	11,441
Saga PLC (A)	4,637	4,595
Savannah Energy PLC (A)	53,744	16,404
Savills PLC	7,351	64,528
Senior PLC (A)	21,835	28,510
Serco Group PLC	57,513	99,757
Serica Energy PLC	10,784	44,802
Severfield PLC	11,941	6,485
SIG PLC (A)	64,105	21,252
Smart Metering Systems PLC	6,304	56,274
Softcat PLC	5,700	74,878
Spectris PLC	5,214	157,555
Speedy Hire PLC	24,369	10,019
Spire Healthcare Group PLC (A)(C)	18,774	45,032
Spirent Communications PLC	33,589	97,703
Sportech PLC	4,748	947
SSP Group PLC (A)	36,500	76,386

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SThree PLC	8,144	$31,173
Stolt-Nielsen, Ltd.	2,414	47,918
Studio Retail Group PLC (A)(B)	8,139	10,451
STV Group PLC	2,712	8,098
Superdry PLC (A)	3,110	3,467
Synthomer PLC	17,828	21,003
Tate & Lyle PLC	19,841	149,597
Tatton Asset Management PLC	1,955	8,112
Ted Baker PLC (A)	2,896	3,544
Telecom Plus PLC	3,652	69,891
The Go-Ahead Group PLC (A)	1,077	18,459
The Gym Group PLC (A)(C)	5,959	7,267
The Restaurant Group PLC (A)	30,769	10,025
The Vitec Group PLC	2,842	37,948
THG PLC (A)	6,472	2,703
TI Fluid Systems PLC (C)	1,686	2,265
Topps Tiles PLC	15,591	6,679
TORM PLC, Class A	1,596	32,572
TP ICAP Group PLC	45,423	99,247
Travis Perkins PLC	12,177	104,527
Trifast PLC	7,237	6,001
TT Electronics PLC	14,769	23,026
Tullow Oil PLC (A)(D)	72,437	34,039
Tyman PLC	9,005	19,614
Verici Dx PLC (A)	165	29
Vertu Motors PLC	13,548	6,327
Vesuvius PLC	12,719	43,901
Victrex PLC	4,079	75,301
Virgin Money UK PLC	57,990	79,557
Vistry Group PLC	11,609	75,950
Volex PLC	6,211	16,821
Volution Group PLC	6,978	22,636
Vp PLC	637	5,356
Watches of Switzerland Group PLC (A)(C)	10,654	78,741
Watkin Jones PLC	10,502	17,765
WH Smith PLC (A)	6,346	83,669
Wickes Group PLC	13,094	17,433
Wilmington PLC	8,076	23,226
Wincanton PLC	8,498	27,750
Xaar PLC (A)	5,629	10,766
XPS Pensions Group PLC	13,660	19,427
Young & Company's Brewery PLC	1,750	11,779
Young & Company's Brewery PLC, Class A	1,224	12,737
Zotefoams PLC	1,549	4,385
		9,715,676
United States - 0.9%
ADTRAN Holdings, Inc. (D)	3,066	60,998
Argonaut Gold, Inc. (A)	16,734	5,088
Atlantic Sapphire ASA (A)	1,333	1,349
Burford Capital, Ltd.	9,873	72,912
Diversified Energy Company PLC	38,586	55,661
Energy Fuels, Inc. (A)	730	4,455
Frontage Holdings Corp. (A)(C)	14,000	3,680
GXO Logistics, Inc. (A)	67	2,349
Invesque, Inc. (A)	2,000	2,160
Kingsway Financial Services, Inc. (A)	425	2,950
Perpetua Resources Corp. (A)	3,000	6,016
Primo Water Corp.	1,600	20,080
Primo Water Corp. (Toronto Stock Exchange)	6,607	82,842
PureTech Health PLC (A)	16,139	44,431
REC Silicon ASA (A)	27,505	45,994
Reliance Worldwide Corp., Ltd.	36,825	80,125
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Samsonite International SA (A)(C)	43,800	$105,050
SSR Mining, Inc.	10,507	154,485
SunOpta, Inc. (A)	5,608	51,113
Viemed Healthcare, Inc. (A)	2,600	15,600
		817,338
TOTAL COMMON STOCKS (Cost $125,962,547)		$92,379,803
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	565	23,630
Fuchs Petrolub SE	3,739	94,681
Jungheinrich AG	2,336	47,151
Sixt SE	838	38,073
STO SE & Company KGaA	163	19,740
Villeroy & Boch AG	625	8,280
		231,555
TOTAL PREFERRED SECURITIES (Cost $331,907)		$231,555
WARRANTS - 0.0%
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)	78,780	0
MECOM Power and Construction, Ltd. (Expiration Date: 5-24-23; Strike Price: HKD 4.47) (A)	3,900	67
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	12
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	248
TOTAL WARRANTS (Cost $0)		$327
RIGHTS - 0.0%
Intercell AG (A)(B)(D)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.0556% (F)(G)	29,323	292,993
TOTAL SHORT-TERM INVESTMENTS (Cost $293,003)		$292,993
Total Investments (International Small Company Trust) (Cost $126,587,457) - 98.6%		$92,904,678
Other assets and liabilities, net - 1.4%		1,353,384
TOTAL NET ASSETS - 100.0%		$94,258,062
Currency Abbreviations
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SGD	Singapore Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $273,744. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $37,140 in the form of U.S. Treasuries was pledged to the fund.
(E)	Strike price and/or expiration date not available.

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
International Small Company Trust (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	8	Long	Dec 2022	$722,123	$664,560	$(57,563)
						$(57,563)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 59.8%
U.S. Government – 23.9%
U.S. Treasury Bonds
1.125%, 08/15/2040	$1,996,000	$1,236,428
1.250%, 05/15/2050	4,170,000	2,333,897
1.875%, 11/15/2051	3,165,000	2,092,980
2.250%, 08/15/2046	3,655,000	2,631,886
2.500%, 02/15/2045 (A)	2,884,000	2,198,712
2.500%, 02/15/2046	648,000	491,999
3.000%, 11/15/2044 to 02/15/2048	9,575,000	8,010,972
3.125%, 08/15/2044 (A)	5,535,000	4,729,614
3.125%, 05/15/2048	3,205,000	2,771,323
3.375%, 05/15/2044	1,690,000	1,507,665
3.625%, 08/15/2043	680,000	634,073
3.750%, 11/15/2043 (A)	2,908,000	2,761,691
4.375%, 11/15/2039	1,170,000	1,235,493
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052	840,805	531,393
0.250%, 07/15/2029	3,509,558	3,164,497
0.750%, 07/15/2028	2,269,736	2,132,865
U.S. Treasury Notes
0.625%, 05/15/2030	3,430,000	2,701,929
1.625%, 05/15/2031 (A)	6,790,000	5,699,356
1.875%, 02/15/2032	3,110,000	2,635,239
		49,502,012
U.S. Government Agency – 35.9%
Federal Home Loan Mortgage Corp.
2.000%, 01/01/2052	10,874,692	8,811,289
2.500%, 01/01/2052 to 05/01/2052	4,289,597	3,609,105
3.000%, 12/01/2046 to 04/01/2048	262,374	231,911
3.500%, 03/01/2048 to 06/01/2048	741,813	678,391
5.000%, 12/01/2034	79,158	79,523
6.500%, 04/01/2029 to 08/01/2034	5,237	5,537
7.500%, 12/01/2025 to 05/01/2028	1,330	1,384
Federal National Mortgage Association
2.000%, TBA (B)	6,100,000	5,241,220
2.000%, 01/01/2052 to 02/01/2052	577,815	468,282
2.500%, TBA (B)	10,400,000	8,727,062
2.500%, 07/01/2030 to 04/01/2050	1,318,380	1,125,811
2.660%, 03/01/2027	778,009	719,792
3.000%, TBA (B)	13,300,000	11,562,688
3.500%, 06/01/2046 to 05/01/2048	2,692,667	2,466,047
4.000%, TBA (B)	5,800,000	5,375,874
4.500%, TBA (B)	3,300,000	3,139,640
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.000%, TBA (B)		$4,200,000	$3,496,372
3.000%, TBA (B)		7,500,000	6,620,435
3.500%, TBA (B)		5,400,000	4,905,891
4.000%, TBA (B)		2,600,000	2,425,495
4.000%, 11/15/2040 to 02/15/2042		20,950	20,188
4.500%, TBA (B)		4,600,000	4,397,340
6.000%, 08/15/2032 to 04/15/2035		25,624	26,534
6.500%, 06/15/2028 to 02/15/2035		15,066	15,507
7.000%, 11/15/2031 to 11/15/2033		68,352	70,722
			74,222,040
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $141,669,841)			$123,724,052
FOREIGN GOVERNMENT OBLIGATIONS – 4.2%
Angola – 0.1%
Republic of Angola
8.000%, 11/26/2029		200,000	150,174
8.250%, 05/09/2028		200,000	157,474
			307,648
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035 (C)	EUR	305,000	188,218
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		$200,000	159,098
5.000%, 07/15/2032 (C)		200,000	189,900
			348,998
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	942,713
Chile – 0.2%
Republic of Chile
1.250%, 01/22/2051	EUR	525,000	254,901
4.000%, 01/31/2052		$200,000	145,857
			400,758
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		200,000	121,060
5.625%, 02/26/2044		200,000	132,250
			253,310

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt – 0.1%
Arab Republic of Egypt 7.903%, 02/21/2048		$325,000	$169,351
Ghana – 0.0%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	79,500
Hungary – 0.2%
Republic of Hungary 1.625%, 04/28/2032	EUR	735,000	480,205
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	352,943
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	147,127
Jordan – 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$210,000	170,522
Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	186,259
3.675%, 06/03/2026 (C)		265,000	226,886
			413,145
Mexico – 1.0%
Government of Mexico
1.125%, 01/17/2030		200,000	147,615
1.450%, 10/25/2033		600,000	385,338
7.750%, 05/29/2031	MXN	35,584,600	1,568,094
			2,101,047
Panama – 0.2%
Republic of Panama
3.160%, 01/23/2030		$200,000	163,015
3.870%, 07/23/2060		585,000	347,220
			510,235
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033	EUR	435,000	295,201
1.750%, 04/28/2041		200,000	117,512
			412,713
Romania – 0.3%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	166,826
2.750%, 04/14/2041		485,000	242,346
3.375%, 02/08/2038		170,000	102,623
4.625%, 04/03/2049		317,000	203,858
			715,653
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		300,000	212,077
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028		200,000	157,861
6.250%, 05/23/2033		$255,000	190,752
			348,613
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)		280,000	217,122
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,221,114)			$8,771,898
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 28.8%
Communication services – 2.6%
AT&T, Inc.
3.550%, 09/15/2055	$608,000	$399,356
3.800%, 12/01/2057	51,000	34,453
Charter Communications Operating LLC
3.500%, 03/01/2042	42,000	26,649
4.400%, 04/01/2033	135,000	111,789
5.050%, 03/30/2029	95,000	87,440
5.125%, 07/01/2049	165,000	120,951
5.750%, 04/01/2048	45,000	36,320
6.484%, 10/23/2045	250,000	220,147
6.834%, 10/23/2055	40,000	36,419
Comcast Corp.
3.250%, 11/01/2039	35,000	25,706
3.750%, 04/01/2040	215,000	169,014
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	170,000	131,960
Discovery Communications LLC
4.000%, 09/15/2055	246,000	145,041
4.125%, 05/15/2029	22,000	18,833
5.200%, 09/20/2047	93,000	68,638
5.300%, 05/15/2049	247,000	184,319
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	152,540
Lamar Media Corp.
3.625%, 01/15/2031	30,000	23,595
3.750%, 02/15/2028	177,000	154,612
Paramount Global
4.200%, 05/19/2032	125,000	101,351
4.375%, 03/15/2043	100,000	66,635
4.950%, 01/15/2031	195,000	172,016
Rogers Communications, Inc.
3.800%, 03/15/2032 (C)	30,000	25,946
4.550%, 03/15/2052 (C)	150,000	119,636
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	32,514
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	355,152
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	314,135
5.875%, 11/15/2040	65,000	53,509
T-Mobile USA, Inc.
2.050%, 02/15/2028	185,000	153,514
3.875%, 04/15/2030	240,000	212,884
4.500%, 04/15/2050	25,000	20,014
5.200%, 01/15/2033	110,000	105,205
5.650%, 01/15/2053	75,000	70,846
Verizon Communications, Inc.
2.355%, 03/15/2032	135,000	103,522
2.650%, 11/20/2040	70,000	45,623
2.850%, 09/03/2041	90,000	60,008
3.850%, 11/01/2042	35,000	26,830
4.000%, 03/22/2050	15,000	11,452
4.272%, 01/15/2036	15,000	12,799
Warnermedia Holdings, Inc.
4.279%, 03/15/2032 (C)	360,000	296,166
5.141%, 03/15/2052 (C)	705,000	512,407
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	368,670
		5,388,616
Consumer discretionary – 1.7%
Amazon.com, Inc. 3.875%, 08/22/2037	170,000	147,772
AutoZone, Inc. 4.750%, 08/01/2032	105,000	98,478

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. 3.600%, 06/21/2030	$240,000	$194,405
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	44,948
Howard University
2.701%, 10/01/2029	100,000	84,793
2.801%, 10/01/2030	100,000	83,210
3.476%, 10/01/2041	120,000	88,043
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	157,476
Lowe's Companies, Inc. 5.000%, 04/15/2033	165,000	155,858
McDonald's Corp. 3.625%, 09/01/2049	75,000	54,605
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	180,000	168,437
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	302,842
Service Corp. International
3.375%, 08/15/2030	335,000	262,000
5.125%, 06/01/2029	507,000	460,751
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	32,288
5.750%, 01/15/2028 (C)	302,000	265,053
The Gap, Inc.
3.625%, 10/01/2029 (C)	240,000	156,000
3.875%, 10/01/2031 (C)	440,000	279,715
The Home Depot, Inc.
3.300%, 04/15/2040	75,000	57,356
4.500%, 09/15/2032	375,000	358,435
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	98,169
		3,550,634
Consumer staples – 1.0%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	227,119
5.450%, 01/23/2039	138,000	131,501
BAT Capital Corp. 4.742%, 03/16/2032	500,000	418,270
BAT International Finance PLC 4.448%, 03/16/2028	280,000	249,552
Conagra Brands, Inc. 5.400%, 11/01/2048	55,000	47,379
Constellation Brands, Inc.
3.150%, 08/01/2029	92,000	79,032
4.650%, 11/15/2028	15,000	14,164
JBS USA LUX SA 2.500%, 01/15/2027 (C)	200,000	170,874
Kernel Holding SA 6.500%, 10/17/2024	200,000	76,000
Keurig Dr. Pepper, Inc. 3.950%, 04/15/2029	215,000	195,266
Mondelez International, Inc. 3.000%, 03/17/2032	145,000	119,096
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	405,308
		2,133,561
Energy – 2.6%
Aker BP ASA
2.000%, 07/15/2026 (C)	200,000	172,511
3.100%, 07/15/2031 (C)	285,000	223,137
Apache Corp. 4.875%, 11/15/2027	20,000	18,300
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	76,211
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc. (continued)
3.000%, 02/24/2050	$20,000	$12,973
3.379%, 02/08/2061	40,000	26,063
3.633%, 04/06/2030	95,000	85,349
ConocoPhillips Company
3.800%, 03/15/2052	25,000	19,103
4.025%, 03/15/2062 (C)	45,000	34,007
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	60,000	54,232
DCP Midstream Operating LP 5.125%, 05/15/2029	130,000	121,814
Ecopetrol SA 4.625%, 11/02/2031	290,000	203,000
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	292,037
Energy Transfer LP
4.950%, 06/15/2028	45,000	41,912
5.250%, 04/15/2029	200,000	188,091
6.125%, 12/15/2045	290,000	254,320
Enterprise Products Operating LLC
2.800%, 01/31/2030	35,000	29,228
4.250%, 02/15/2048	65,000	50,128
4.950%, 10/15/2054	80,000	65,234
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	13,861
EQT Corp. 5.700%, 04/01/2028 (B)	20,000	19,607
Equinor ASA
3.625%, 04/06/2040	125,000	99,997
3.700%, 04/06/2050	40,000	31,025
Galaxy Pipeline Assets Bidco, Ltd.
2.625%, 03/31/2036 (C)	394,000	304,529
2.940%, 09/30/2040 (C)	193,306	146,708
Hess Corp.
7.125%, 03/15/2033	58,000	60,644
7.300%, 08/15/2031	140,000	147,853
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	214,793
Marathon Petroleum Corp. 4.700%, 05/01/2025	200,000	196,363
MPLX LP 4.950%, 09/01/2032 to 03/14/2052	340,000	291,885
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	82,219
ONEOK, Inc.
3.100%, 03/15/2030	125,000	101,575
3.400%, 09/01/2029	100,000	83,887
4.550%, 07/15/2028	30,000	27,465
6.350%, 01/15/2031	27,000	26,473
Ovintiv, Inc.
6.500%, 08/15/2034	40,000	38,967
6.625%, 08/15/2037	95,000	92,977
Plains All American Pipeline LP 3.800%, 09/15/2030	270,000	226,398
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	290,000	264,181
Shell International Finance BV
2.875%, 11/26/2041	55,000	38,517
3.000%, 11/26/2051	70,000	46,404
3.250%, 04/06/2050	75,000	52,683
Targa Resources Corp.
4.200%, 02/01/2033	135,000	112,428
4.950%, 04/15/2052	20,000	15,388
6.250%, 07/01/2052	110,000	99,928

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP 4.875%, 02/01/2031	$20,000	$17,200
The Williams Companies, Inc. 4.650%, 08/15/2032	145,000	131,609
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	50,725
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	129,224
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	236,574
		5,369,737
Financials – 8.8%
Aon Corp.
2.200%, 11/15/2022	185,000	184,549
2.850%, 05/28/2027	30,000	26,911
Athene Global Funding
2.646%, 10/04/2031 (C)	215,000	161,737
2.717%, 01/07/2029 (C)	355,000	287,254
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then SOFR + 1.530%), 07/23/2031	30,000	22,338
1.922%, (1.922% to 10-24-30, then SOFR + 1.370%), 10/24/2031	80,000	59,176
2.456%, (2.456% to 10-22-24, then 3 month LIBOR + 0.870%), 10/22/2025	270,000	252,797
2.572%, (2.572% to 10-20-31, then SOFR + 1.210%), 10/20/2032	110,000	84,131
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	905,000	706,565
2.972%, (2.972% to 2-4-32, then SOFR + 1.330%), 02/04/2033	140,000	109,445
3.311%, (3.311% to 4-22-41, then SOFR + 1.580%), 04/22/2042	285,000	200,363
4.083%, (4.083% to 3-20-50, then 3 month LIBOR + 3.150%), 03/20/2051	450,000	339,427
4.376%, (4.376% to 4-27-27, then SOFR + 1.580%), 04/27/2028	320,000	299,851
4.948%, (4.948% to 7-22-27, then SOFR + 2.040%), 07/22/2028	190,000	182,558
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	110,000	102,042
Bank of Ireland Group PLC 6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	337,608
BNP Paribas SA
2.219%, (2.219% to 6-9-25, then SOFR + 2.074%), 06/09/2026 (C)	240,000	215,794
2.591%, (2.591% to 1-20-27, then SOFR + 1.228%), 01/20/2028 (C)	220,000	187,875
Brighthouse Financial, Inc.
3.850%, 12/22/2051	15,000	9,082
5.625%, 05/15/2030	110,000	103,107
Capital One Financial Corp.
5.247%, (5.247% to 7-26-29, then SOFR + 2.600%), 07/26/2030	390,000	363,169
5.268%, (5.268% to 5-10-32, then SOFR + 2.370%), 05/10/2033	165,000	152,401
Citigroup, Inc.
2.520%, (2.520% to 11-3-31, then SOFR + 1.177%), 11/03/2032	200,000	151,547
2.666%, (2.666% to 1-29-30, then SOFR + 1.146%), 01/29/2031	85,000	67,817
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Corebridge Financial, Inc.
3.850%, 04/05/2029 (C)	$75,000	$66,100
3.900%, 04/05/2032 (C)	35,000	29,542
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052 (C)	480,000	438,940
Credit Suisse Group AG
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (C)	250,000	232,487
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (C)	790,000	710,011
Danske Bank A/S 5.375%, 01/12/2024 (C)	235,000	233,679
Deutsche Bank AG 2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	180,000	146,009
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	317,430
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	209,275
5.625%, 01/01/2030 (C)	220,000	188,100
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	689,126
HSBC Holdings PLC
1.589%, (1.589% to 5-24-26, then SOFR + 1.290%), 05/24/2027	305,000	254,902
2.206%, (2.206% to 8-17-28, then SOFR + 1.285%), 08/17/2029	200,000	154,753
2.804%, (2.804% to 5-24-31, then SOFR + 1.187%), 05/24/2032	250,000	183,690
4.762%, (4.762% to 3-29-32, then SOFR + 2.530%), 03/29/2033	200,000	164,155
5.210%, (5.210% to 8-11-27, then SOFR + 2.610%), 08/11/2028	200,000	186,974
5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033	770,000	684,679
Intercontinental Exchange, Inc.
4.350%, 06/15/2029	55,000	52,020
4.600%, 03/15/2033	25,000	23,285
4.950%, 06/15/2052	20,000	17,755
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then SOFR + 1.180%), 11/08/2032	260,000	197,292
3.109%, (3.109% to 4-22-40, then SOFR + 2.460%), 04/22/2041	90,000	62,351
3.109%, (3.109% to 4-22-50, then SOFR + 2.440%), 04/22/2051	70,000	44,193
3.157%, (3.157% to 4-22-41, then SOFR + 1.460%), 04/22/2042	285,000	195,132
3.509%, (3.509% to 1-23-28, then 3 month LIBOR + 0.945%), 01/23/2029	285,000	252,103
3.702%, (3.702% to 5-6-29, then 3 month LIBOR + 1.160%), 05/06/2030	105,000	91,664
3.960%, (3.960% to 1-29-26, then 3 month LIBOR + 1.245%), 01/29/2027	595,000	561,432
4.005%, (4.005% to 4-23-28, then 3 month LIBOR + 1.120%), 04/23/2029	315,000	284,007
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	375,000	351,414
4.586%, (4.586% to 4-26-32, then SOFR + 1.800%), 04/26/2033	45,000	40,492

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	$265,000	$254,446
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	55,000	50,719
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039	120,000	107,912
Morgan Stanley
1.794%, (1.794% to 2-13-31, then SOFR + 1.034%), 02/13/2032	515,000	376,373
1.928%, (1.928% to 4-28-31, then SOFR + 1.020%), 04/28/2032	350,000	255,515
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	255,000	191,560
2.475%, (2.475% to 1-21-27, then SOFR + 1.000%), 01/21/2028	265,000	231,610
2.511%, (2.511% to 10-20-31, then SOFR + 1.200%), 10/20/2032	30,000	22,927
3.591%, (3.591% to 7-22-27, then 3 month LIBOR + 1.340%), 07/22/2028	395,000	355,338
4.210%, (4.210% to 4-20-27, then SOFR + 1.610%), 04/20/2028	400,000	374,287
4.679%, (4.679% to 7-17-25, then SOFR + 1.669%), 07/17/2026	210,000	204,482
4.889%, (4.889% to 7-20-32, then SOFR + 2.076%), 07/20/2033	45,000	41,695
MSCI, Inc.
3.625%, 11/01/2031 (C)	145,000	116,336
3.875%, 02/15/2031 (C)	140,000	117,875
4.000%, 11/15/2029 (C)	90,000	77,733
OneMain Finance Corp. 6.125%, 03/15/2024	75,000	72,239
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)	915,000	811,133
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then SOFR + 1.248%), 07/21/2032	325,000	245,045
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	340,000	263,544
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	35,000	26,826
3.102%, (3.102% to 2-24-32, then SOFR + 1.410%), 02/24/2033	100,000	79,425
4.223%, (4.223% to 5-1-28, then 3 month LIBOR + 1.301%), 05/01/2029	235,000	213,586
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	65,000	61,002
UBS Group AG 4.751%, (4.751% to 5-12-27, then 1 Year CMT + 1.750%), 05/12/2028 (C)	200,000	187,743
Unum Group 4.125%, 06/15/2051	35,000	23,322
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	105,000	95,866
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	275,000	223,016
3.908%, (3.908% to 4-25-25, then SOFR + 1.320%), 04/25/2026	450,000	430,185
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	180,000	171,671
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	650,000	599,257
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.013%, (5.013% to 4-4-50, then SOFR + 4.502%), 04/04/2051	$80,000	$69,054
Willis North America, Inc. 3.600%, 05/15/2024	115,000	111,656
		18,133,914
Health care – 2.0%
AbbVie, Inc.
3.200%, 11/21/2029	90,000	78,793
4.625%, 10/01/2042	60,000	50,924
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	357,755
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	333,729
Baxter International, Inc. 2.539%, 02/01/2032	630,000	490,399
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	248,833
Centene Corp.
3.375%, 02/15/2030	5,000	4,088
4.250%, 12/15/2027	50,000	45,735
4.625%, 12/15/2029	585,000	525,681
CommonSpirit Health 3.347%, 10/01/2029	45,000	38,095
CSL Finance PLC
4.050%, 04/27/2029 (C)	155,000	142,766
4.250%, 04/27/2032 (C)	160,000	146,068
CVS Health Corp.
4.125%, 04/01/2040	85,000	67,680
5.125%, 07/20/2045	85,000	74,431
GSK Consumer Healthcare Capital US LLC 3.375%, 03/24/2029 (C)	250,000	217,887
Humana, Inc. 3.700%, 03/23/2029	225,000	201,769
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	69,787
3.002%, 06/01/2051	135,000	89,339
Royalty Pharma PLC
2.150%, 09/02/2031	420,000	309,369
2.200%, 09/02/2030	85,000	64,787
3.300%, 09/02/2040	25,000	16,771
Sutter Health 3.361%, 08/15/2050	90,000	62,431
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/2027	200,000	169,862
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	77,021
3.500%, 08/15/2039	70,000	54,996
4.000%, 05/15/2029	140,000	130,443
4.200%, 05/15/2032	95,000	88,231
4.950%, 05/15/2062	30,000	26,709
		4,184,379
Industrials – 2.0%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	270,000	203,058
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	555,009
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	510,000	438,734
4.000%, 07/01/2029 (C)	80,000	68,445
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	191,250

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	$620,000	$565,161
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	397,427
International Airport Finance SA 12.000%, 03/15/2033 (C)	322,730	297,058
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	88,942
Otis Worldwide Corp. 2.565%, 02/15/2030	210,000	171,764
Parker-Hannifin Corp.
4.250%, 09/15/2027	105,000	100,008
4.500%, 09/15/2029	95,000	89,558
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	235,463
4.000%, 07/15/2025 (C)	170,000	162,025
4.400%, 07/01/2027 (C)	140,000	131,376
Raytheon Technologies Corp. 2.375%, 03/15/2032	50,000	39,267
The Boeing Company
5.040%, 05/01/2027	220,000	211,940
5.150%, 05/01/2030	135,000	124,881
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	28,913
5.500%, 05/15/2027	32,000	30,923
		4,131,202
Information technology – 3.4%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	824,000	702,460
Broadcom, Inc.
3.419%, 04/15/2033 (C)	250,000	190,804
3.469%, 04/15/2034 (C)	46,000	34,512
4.000%, 04/15/2029 (C)	575,000	506,825
CDW LLC
2.670%, 12/01/2026	60,000	52,042
3.250%, 02/15/2029	340,000	276,109
3.276%, 12/01/2028	55,000	45,899
3.569%, 12/01/2031	50,000	38,929
4.125%, 05/01/2025	230,000	217,327
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	328,903
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	41,625
3.750%, 10/01/2030 (C)	143,000	117,066
4.500%, 07/01/2028 (C)	193,000	172,581
Global Payments, Inc.
2.150%, 01/15/2027	55,000	47,063
3.200%, 08/15/2029	230,000	191,641
5.300%, 08/15/2029	100,000	94,045
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	44,983
5.250%, 12/01/2027 (C)	454,000	418,143
Intel Corp.
3.100%, 02/15/2060	110,000	66,368
4.000%, 08/05/2029	455,000	423,330
4.900%, 08/05/2052	185,000	163,371
Kyndryl Holdings, Inc. 3.150%, 10/15/2031	118,000	79,122
Leidos, Inc. 3.625%, 05/15/2025	130,000	124,587
Marvell Technology, Inc.
2.450%, 04/15/2028	190,000	156,947
2.950%, 04/15/2031	190,000	147,397
Nokia OYJ 4.375%, 06/12/2027	130,000	117,163
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NortonLifeLock, Inc.
5.000%, 04/15/2025 (C)		$530,000	$504,825
6.750%, 09/30/2027 (C)		70,000	67,167
NVIDIA Corp. 3.500%, 04/01/2040		165,000	128,169
NXP BV
4.300%, 06/18/2029		25,000	22,387
5.550%, 12/01/2028		95,000	91,750
Open Text Corp. 3.875%, 12/01/2029 (C)		355,000	273,432
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)		60,000	45,187
Oracle Corp.
2.300%, 03/25/2028		55,000	45,934
3.600%, 04/01/2040 to 04/01/2050		155,000	101,066
3.850%, 04/01/2060		440,000	265,982
4.000%, 07/15/2046 to 11/15/2047		180,000	121,243
4.100%, 03/25/2061		115,000	72,401
4.125%, 05/15/2045		10,000	6,871
Qorvo, Inc.
3.375%, 04/01/2031 (C)		280,000	209,762
4.375%, 10/15/2029		70,000	59,964
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		262,000	238,995
			7,054,377
Materials – 0.9%
Anglo American Capital PLC 2.625%, 09/10/2030 (C)		200,000	153,947
Ball Corp. 4.000%, 11/15/2023		570,000	558,714
Celanese US Holdings LLC 6.165%, 07/15/2027		190,000	179,817
Freeport Indonesia PT 5.315%, 04/14/2032 (C)		200,000	165,500
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	201,947
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	85,541
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		$10,000	7,033
4.375%, 07/15/2030 (C)		410,000	313,650
Vale Overseas, Ltd. 3.750%, 07/08/2030		135,000	109,350
			1,775,499
Real estate – 1.0%
American Tower Corp.
1.450%, 09/15/2026		85,000	72,462
2.400%, 03/15/2025		135,000	125,324
2.700%, 04/15/2031		30,000	23,541
3.650%, 03/15/2027		135,000	123,482
EPR Properties 4.950%, 04/15/2028		190,000	163,536
GLP Capital LP
3.250%, 01/15/2032		105,000	78,931
4.000%, 01/15/2031		85,000	69,480
5.300%, 01/15/2029		130,000	118,489
5.750%, 06/01/2028		130,000	121,733
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	280,662
3.448%, 03/15/2023 (C)		435,000	430,999
VICI Properties LP
4.950%, 02/15/2030		287,000	259,366
5.125%, 05/15/2032		150,000	132,960
			2,000,965

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 2.8%
Alabama Power Company
3.450%, 10/01/2049	$120,000	$84,986
4.150%, 08/15/2044	105,000	85,065
American Water Capital Corp.
4.150%, 06/01/2049	80,000	63,986
4.450%, 06/01/2032	80,000	74,255
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	117,675
4.973%, 05/01/2046	5,000	4,235
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	131,337
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	79,623
Duke Energy Carolinas LLC 3.450%, 04/15/2051	5,000	3,570
Duke Energy Corp.
2.550%, 06/15/2031	385,000	302,063
4.500%, 08/15/2032	180,000	162,778
Duke Energy Indiana LLC
2.750%, 04/01/2050	140,000	86,932
3.250%, 10/01/2049	105,000	71,220
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	94,262
4.000%, 04/01/2052	65,000	50,919
Enel Finance International NV 5.000%, 06/15/2032 (C)	300,000	255,766
Evergy, Inc.
2.450%, 09/15/2024	90,000	85,130
2.900%, 09/15/2029	175,000	144,574
Exelon Corp. 4.100%, 03/15/2052 (C)	30,000	23,146
Georgia Power Company
4.300%, 03/15/2042	200,000	159,588
4.700%, 05/15/2032	65,000	60,874
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	167,861
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	165,000	135,470
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	99,177
MidAmerican Energy Company
3.150%, 04/15/2050	90,000	61,187
3.650%, 08/01/2048	25,000	18,911
NextEra Energy Capital Holdings, Inc. 4.625%, 07/15/2027	300,000	289,948
NiSource, Inc. 3.490%, 05/15/2027	210,000	192,930
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	155,543
Oglethorpe Power Corp. 4.500%, 04/01/2047 (C)	80,000	62,517
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	312,890
4.400%, 03/01/2032	65,000	53,445
4.950%, 07/01/2050	640,000	468,433
5.250%, 03/01/2052	55,000	41,546
5.900%, 06/15/2032	195,000	177,824
PacifiCorp
4.125%, 01/15/2049	33,000	26,232
4.150%, 02/15/2050	45,000	36,184
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	170,273
4.100%, 06/15/2030	130,000	114,552
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy
3.400%, 02/01/2028	$200,000	$180,840
3.800%, 02/01/2038	85,000	66,271
4.000%, 02/01/2048	25,000	18,637
Southern California Edison Company
2.750%, 02/01/2032	205,000	162,375
2.850%, 08/01/2029	135,000	113,850
4.000%, 04/01/2047	72,000	52,457
4.700%, 06/01/2027	220,000	213,527
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	161,373
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	78,778
		5,775,015
TOTAL CORPORATE BONDS (Cost $69,867,112)		$59,497,899
MUNICIPAL BONDS – 2.1%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	28,157
6.138%, 12/01/2039	155,000	134,370
6.319%, 11/01/2029	185,000	174,927
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	75,526
County of Riverside (California)
2.963%, 02/15/2027	600,000	548,708
3.070%, 02/15/2028	600,000	539,331
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	239,998
5.175%, 11/15/2049	705,000	626,967
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	90,000	97,500
New York Transportation Development Corp. 4.248%, 09/01/2035	640,000	609,726
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	714,549
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	461,727
State of Illinois, GO
4.950%, 06/01/2023	129,545	129,513
5.000%, 01/01/2023	40,000	40,071
TOTAL MUNICIPAL BONDS (Cost $4,919,626)		$4,421,070
TERM LOANS (D) – 0.1%
Financials – 0.1%
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 6.865%, 09/03/2026	130,613	124,517
TOTAL TERM LOANS (Cost $128,714)		$124,517
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.0%
Commercial and residential – 13.0%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 2.454%, 08/25/2035 (E)	117,475	98,230
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 3.724%, 11/25/2035 (E)	56,315	45,398

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust (continued)
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 3.624%, 01/25/2036 (E)	$14,881	$13,284
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 3.534%, 03/01/2038 (E)	95,787	77,180
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	64,947	30,245
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 2.044%, 10/25/2046 (E)	32,885	23,458
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 3.209%, 03/25/2047 (E)	12,804	11,369
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(F)	441	439
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	155,541	146,125
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	152,136	129,175
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	143,710	115,089
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	377,337	311,809
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	520,739	415,395
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	260,532	222,469
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	200,197	187,347
BANK
Series 2017-BNK8, Class XA IO, 0.842%, 11/15/2050	3,719,550	107,459
Series 2019-BN18, Class XA IO, 1.039%, 05/15/2062	1,409,313	62,463
Series 2019-BN20, Class XA IO, 0.938%, 09/15/2062	2,229,550	95,271
Series 2019-BN22, Class XA IO, 0.711%, 11/15/2062	2,432,474	80,265
Series 2019-BN23, Class XA IO, 0.810%, 12/15/2052	1,919,730	73,179
Series 2019-BN24, Class XA IO, 0.760%, 11/15/2062	1,179,503	42,515
Series 2020-BN28, Class XA IO, 1.896%, 03/15/2063	2,587,919	260,528
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	223,586
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.603%, 02/15/2050	3,116,611	145,857
Series 2017-DELC, Class A (1 month LIBOR + 0.975%), 3.793%, 08/15/2036 (C)(E)	949,000	927,521
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	120,000	114,512
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 3.424%, 01/25/2037 (E)	83,468	72,502
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 3.584%, 01/25/2036 (E)	$86,254	$112,196
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 3.264%, 10/25/2036 (E)	7,210	6,050
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.677%, 01/15/2051	1,082,384	21,939
Series 2018-B4, Class XA IO, 0.658%, 07/15/2051	2,290,629	41,137
Series 2018-B8, Class XA IO, 0.804%, 01/15/2052	4,736,018	131,457
Series 2019-B10, Class XA IO, 1.385%, 03/15/2062	3,174,039	170,971
Series 2019-B12, Class XA IO, 1.170%, 08/15/2052	1,063,598	46,127
Series 2020-B18, Class XA IO, 1.915%, 07/15/2053	697,540	56,904
Series 2020-B22, Class XA IO, 1.631%, 01/15/2054	1,161,831	104,218
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	176,138	152,777
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 6.077%, 08/15/2024 (C)(E)	275,000	271,587
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	110,296	101,298
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	108,445	102,526
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 3.738%, 10/15/2036 (C)(E)	498,581	491,058
BX Trust Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%) 5.296%, 08/15/2039 (C)(E)	280,000	279,353
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 5.368%, 12/15/2037 (C)(E)	355,000	330,771
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	280,985
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	94,830	71,053
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 3.764%, 03/25/2035 (E)	24,621	21,745
Series 2007-HY4, Class 1A1, 3.339%, 09/25/2047 (F)	58,652	52,484
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(F)	24,135	24,060

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.056%, 07/10/2047	$1,677,740	$22,010
Series 2015-GC29, Class XA IO, 1.157%, 04/10/2048	1,580,179	32,067
Series 2016-C3, Class C, 4.228%, 11/15/2049 (F)	288,000	247,033
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 (3.228% to 10-25-22, then 6.228% to 10-25-23, then 7.228% thereafter) 3.228%, 11/25/2070 (C)	189,833	183,223
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	424,574	339,318
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	798,863
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	470,877
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	381,852
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	256,045
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	537,559
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	87,017
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	84,467
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	167,933	149,586
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	318,655	276,400
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	261,884	219,207
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(F)	154,448	143,669
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	622,344	533,205
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,368
Series 2015-C2, Class XA IO, 0.858%, 06/15/2057	4,640,408	65,857
Series 2016-C6, Class XA IO, 2.028%, 01/15/2049	1,060,962	53,121
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.827%, 09/15/2053	528,061	38,415
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	104,237	88,054
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 3.384%, 03/25/2037 (E)	$39,022	$37,488
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	101,280	84,336
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	287,505	242,106
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	207,334	175,285
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	278,136	230,962
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	208,589	185,727
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 2.903%, 04/19/2036 (F)	96,407	76,000
GS Mortgage Securities Trust
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	388,544
Series 2022-SHIP, Class A (1 month CME Term SOFR + 0.731%), 3.576%, 08/15/2036 (C)(E)	45,000	44,242
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.889%, 01/25/2036 (F)	3,209	3,153
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 3.384%, 01/25/2037 (E)	77,515	21,976
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 3.653%, 09/19/2035 (E)	20,853	15,368
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 3.233%, 12/19/2036 (E)	128,426	118,537
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 3.183%, 01/19/2038 (E)	46,823	41,348
Series 2007-7, Class 2A1B (1 month LIBOR + 2.000%), 4.084%, 10/25/2037 (E)	49,553	40,002
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	206,976	162,524
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	605,859	544,226
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.013%, 12/25/2036 (F)	34,255	29,907
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	387,963
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	145,251

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.262%, 05/25/2036 (F)	$7,138	$5,970
Legacy Mortgage Asset Trust
Series 2019-GS7, Class A1 (3.250% to 10-25-22, then 6.250% to 10-25-23, then 7.250% thereafter), 3.250%, 11/25/2059 (C)	391,587	391,224
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	156,120	144,844
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	201,885	183,866
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	103,475	94,579
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 3.464%, 11/25/2046 (E)	109,810	94,885
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 3.500%), 6.064%, 04/01/2024 (C)(E)	128,334	127,457
Series 2019-4, Class A1 (1 month LIBOR + 3.500%), 6.064%, 05/01/2024 (C)(E)	238,742	237,258
Series 2021-1, Class A (1 month LIBOR + 1.800%), 4.928%, 02/01/2026 (C)(E)	247,098	242,215
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 3.464%, 05/25/2046 (E)	96,788	80,714
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.819%, 11/21/2034 (F)	13,010	12,294
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	31,833	29,121
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	137,390	126,422
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	163,706	132,809
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.102%, 12/15/2047	952,045	14,262
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	567,222
Series 2017-H1, Class XA IO, 1.483%, 06/15/2050	681,545	27,154
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	176,290	164,684
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	196,296	182,065
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(F)	$351,009	$334,445
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(F)	322,524	306,228
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(F)	254,499	241,556
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	174,214	164,158
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 4.584%, 06/25/2057 (C)(E)	169,729	167,436
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(F)	309,713	292,525
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	130,885	124,407
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 3.194%, 01/25/2048 (C)(E)	235,998	228,391
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	189,198	179,577
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	49,298	45,180
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	111,342	104,172
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	443,990	376,936
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 4.634%, 07/25/2028 (C)(E)	93,982	93,861
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	286,134	248,659
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	264,311	210,887
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	516,652	443,739
PRPM LLC
Series 2020-6, Class A1 (2.363% to 11-25-23, then 5.363% to 11-25-24, then 6.363% thereafter), 2.363%, 11/25/2025 (C)	77,438	73,634
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	218,590	199,030
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	281,186	257,630
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)(F)	524,830	484,593
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 3.584%, 08/25/2037 (E)	40,449	36,297

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	$119,201	$110,118
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	591,960
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	368,459	300,508
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	241,267	224,050
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	88,456	82,344
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	403,069	330,386
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 (2.240% to 1-25-24, then 3.240% thereafter) 2.240%, 06/25/2024 (C)	330,000	313,076
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(F)	111,985	110,277
Series 2017-2, Class A1, 2.750%, 04/25/2057 (C)(F)	28,323	28,060
Series 2017-3, Class A1, 2.750%, 07/25/2057 (C)(F)	79,286	77,810
Series 2017-4, Class A1, 2.750%, 06/25/2057 (C)(F)	185,412	177,704
Series 2017-5, Class A1 (1 month LIBOR + 0.600%), 3.684%, 02/25/2057 (C)(E)	100,311	99,205
Series 2021-R1, Class A1, 2.918%, 11/30/2060 (C)(F)	618,027	505,050
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 5.134%, 10/25/2033 (C)(E)	105,481	105,447
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	129,665	107,635
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	280,243	239,478
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	143,833	131,521
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	387,472	341,329
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.198%, 06/25/2037 (F)	12,476	11,115
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 3.684%, 07/25/2036 (E)	18,869	12,411
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	302,472
Series 2015-NXS1, Class D, 4.287%, 05/15/2048 (F)	40,000	34,875
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS1, Class XA IO, 1.213%, 05/15/2048	$1,458,950	$29,345
Series 2015-NXS3, Class XA IO, 1.030%, 09/15/2057	2,561,505	54,946
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	299,737
		26,993,769
U.S. Government Agency – 2.0%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 4.734%, 04/25/2043 (C)(E)	18,688	18,649
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 5.134%, 07/25/2049 (C)(E)	160,670	158,365
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 4.934%, 09/25/2049 (C)(E)	175,536	172,132
Series 3883, Class PB, 3.000%, 05/15/2041	62,396	58,185
Series 5170, Class DP, 2.000%, 07/25/2050	470,806	400,371
Series K064, Class X1 IO, 0.739%, 03/25/2027	2,160,850	48,149
Series K068, Class A2, 3.244%, 08/25/2027	545,000	514,476
Series K104, Class X1 IO, 1.246%, 01/25/2030	1,306,244	81,753
Series K111, Class X1 IO, 1.680%, 05/25/2030	549,989	50,128
Series K114, Class X1 IO, 1.211%, 06/25/2030	1,599,093	106,811
Series K121, Class X1 IO, 1.120%, 10/25/2030	848,306	51,736
Series K122, Class X1 IO, 0.973%, 11/25/2030	478,747	25,777
Series K124, Class X1 IO, 0.811%, 12/25/2030	1,908,085	86,410
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	66,996	60,132
Series 2012-21, Class PQ, 2.000%, 09/25/2041	40,260	36,499
Series 2012-52, Class PA, 3.500%, 05/25/2042	58,818	55,794
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 7.984%, 11/25/2024 (E)	42,844	44,277
Series 2015-48, Class QB, 3.000%, 02/25/2043	97,416	92,828
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 8.784%, 04/25/2028 (E)	34,097	35,303
Series 2016-11, Class GA, 2.500%, 03/25/2046	93,694	86,589
Series 2016-38, Class NA, 3.000%, 01/25/2046	48,977	44,797
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 9.084%, 09/25/2028 (E)	15,524	16,075

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 7.434%, 05/25/2029 (E)	$201,753	$206,352
Series 2017-26, Class CG, 3.500%, 07/25/2044	65,855	64,429
Series 2017-34, Class JK, 3.000%, 05/25/2047	40,898	38,887
Series 2017-35, Class AH, 3.500%, 04/25/2053	79,836	77,956
Series 2017-49, Class JA, 4.000%, 07/25/2053	73,343	72,134
Series 2017-84, Class KA, 3.500%, 04/25/2053	82,128	80,010
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 6.634%, 07/25/2029 (E)	116,401	117,608
Series 2018-23, Class LA, 3.500%, 04/25/2048	131,747	121,839
Series 2018-70, Class HA, 3.500%, 10/25/2056	97,977	94,547
Series 2019-12, Class HA, 3.500%, 11/25/2057	153,445	146,024
Series 2019-14, Class CA, 3.500%, 04/25/2049	170,546	163,059
Series 2019-45, Class PT, 3.000%, 08/25/2049	145,893	133,218
Series 2019-7, Class JA, 3.500%, 03/25/2049	137,327	130,233
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 5.234%, 11/25/2039 (C)(E)	95,264	92,939
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 5.234%, 09/25/2031 (C)(E)	15,985	15,940
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%), 4.855%, 07/25/2042 (C)(E)	87,148	86,714
Series 415, Class A3, 3.000%, 11/25/2042	115,037	105,597
Government National Mortgage Association
Series 2006-38, Class XS IO, 4.311%, 09/16/2035	21,523	907
Series 2013-37, Class LG, 2.000%, 01/20/2042	75,121	72,277
		4,065,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,547,738)		$31,059,675
ASSET BACKED SECURITIES – 11.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	134,896	108,835
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 3.304%, 01/25/2037 (E)	97,221	58,409
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	35,673	35,393
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	81,594	79,749
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust Series 2022-3, Class B 4.550%, 10/13/2026 (C)	$25,000	$24,640
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	286,077
Amur Equipment Finance Receivables Xi LLC Series 2022-2A, Class A2 5.300%, 06/21/2028 (C)	120,000	119,275
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	211,227
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 3.963%, 07/25/2034 (C)(E)	650,000	619,662
Bayview Koitere Fund Trust Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(F)	236,763	226,782
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 3.810%, 04/20/2034 (C)(E)	415,000	397,436
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 3.888%, 04/19/2034 (C)(E)	810,000	777,387
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 3.860%, 07/18/2034 (C)(E)	550,000	526,613
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	465,000	456,788
CF Hippolyta Issuer LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	130,711	108,909
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 3.660%, 04/20/2030 (C)(E)	900,000	881,236
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	238,148
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	356,125	335,189
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	170,625	147,124
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	266,625	219,561
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	251,134
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	561,678	554,211
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	167,363
Series 2022-4A, Class B 4.570%, 01/15/2027	175,000	171,659

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 3.394%, 09/25/2036 (E)	$199,130	$182,690
Firstkey Homes Trust Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	574,132	540,387
FirstKey Homes Trust Series 2022-SFR1, Class A 4.145%, 05/17/2039 (C)	139,631	131,799
Flagship Credit Auto Trust Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	232,248
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%) 3.653%, 04/24/2029 (C)(E)	777,520	762,534
GLS Auto Receivables Issuer Trust Series 2022-3A, Class B 4.920%, 01/15/2027 (C)	45,000	44,404
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	139,124	38,988
Series 2006-15, Class AF6 6.376%, 09/25/2036	355,282	102,793
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 3.184%, 12/25/2046 (E)	195,830	104,086
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	172,815	162,928
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 3.174%, 01/25/2037 (E)	188,685	116,367
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 3.750%, 10/20/2027 (C)(E)	179,765	177,914
Madison Park Funding XLI, Ltd. Series 12A, Class AR (3 month LIBOR + 0.830%) 3.589%, 04/22/2027 (C)(E)	644,159	633,981
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 3.860%, 07/17/2034 (C)(E)	655,000	625,670
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	120,000	115,920
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	237,500
MF1, Ltd. Series 2022-FL8, Class AS (1 month SOFR + 1.750%) 4.034%, 02/19/2037 (C)(E)	335,000	323,282
MFA LLC Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter) 2.363%, 03/25/2060 (C)	367,799	351,247
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	185,375	155,363
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	$55,072	$50,324
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 3.832%, 04/30/2027 (C)(E)	101	101
PRET LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	218,960	194,782
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	233,004	216,784
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	568,378	512,756
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	394,635	338,269
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	135,000	122,435
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	104,722	99,816
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	625,000	593,233
Series 2022-SFR7, Class A 4.750%, 10/27/2027 (C)	165,000	161,470
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 3.870%, 04/20/2034 (C)(E)	595,000	562,668
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 3.662%, 07/15/2035 (C)(E)	675,000	647,408
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 3.622%, 07/15/2036 (C)(E)	585,000	560,037
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/2027	75,000	72,094
Series 2022-4, Class B 4.420%, 11/15/2027	350,000	340,753
Series 2022-5, Class B 4.430%, 03/15/2027	110,000	107,611
Series 2022-6, Class B 4.720%, 06/15/2027	80,000	78,820
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 3.264%, 07/25/2036 (E)	122,552	47,093
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 3.853%, 04/25/2034 (C)(E)	655,000	620,818
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 3.264%, 07/25/2037 (E)	24,690	22,381

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	$155,000	$136,094
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.430%) 4.140%, 10/20/2033 (C)(E)	520,000	504,782
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 3.550%, 04/20/2028 (C)(E)	139,003	137,574
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	375,000	362,157
VCAT LLC
Series 2021-NPL2, Class A1 (2.115% to 3-25-24, then 5.115% to 3-25-25, then 6.115% thereafter) 2.115%, 03/27/2051 (C)	81,430	76,882
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	247,359	226,743
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 3.642%, 04/15/2034 (C)(E)	655,000	623,989
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 3.752%, 04/15/2034 (C)(E)	260,000	248,714
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 3.392%, 07/15/2027 (C)(E)	79,528	79,257
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	471,635	427,488
Verus Securitization Trust Series 2020-NPL1, Class A1 (3.598% to 9-25-23, then 6.598% to 9-25-24, then 7.598% thereafter) 3.598%, 08/25/2050 (C)	1,591	1,586
VOLT CIII LLC Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	307,310	286,413
VOLT XCIV LLC Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) 2.240%, 02/27/2051 (C)	281,296	260,850
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 3.640%, 01/18/2029 (C)(E)	547,167	537,401
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 3.880%, 07/20/2032 (C)(E)	520,000	500,376
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	223,838	198,945
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wendy's Funding LLC (continued)
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	$577,688	$459,244
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	417,435
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	204,576
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	263,512
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,250	84,343
TOTAL ASSET BACKED SECURITIES (Cost $24,917,924)		$23,430,922
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (G)	895	10,742
TOTAL COMMON STOCKS (Cost $119,508)		$10,742
SHORT-TERM INVESTMENTS – 5.9%
Repurchase agreement – 5.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-22 at 3.000% to be repurchased at $12,203,050 on 10-3-22, collateralized by $12,532,300 U.S. Treasury Notes, 2.250% - 3.352% due 10-31-22 to 3-31-24 (valued at $12,444,068)	$12,200,000	12,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,200,000)		$12,200,000
Total Investments (Investment Quality Bond Trust) (Cost $301,591,577) – 127.3%		$263,240,775
Other assets and liabilities, net – (27.3%)		(56,490,294)
TOTAL NET ASSETS – 100.0%		$206,750,481
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,455,729 or 31.7% of the fund's net assets as of 9-30-22.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	34	Long	Dec 2022	$2,595,245	$2,548,044	$(47,201)
10-Year Canada Government Bond Futures	20	Long	Dec 2022	1,798,596	1,789,409	(9,187)
2-Year U.S. Treasury Note Futures	109	Long	Dec 2022	22,527,480	22,387,578	(139,902)
5-Year U.S. Treasury Note Futures	210	Long	Dec 2022	22,935,741	22,576,641	(359,100)
10-Year U.S. Treasury Note Futures	209	Short	Dec 2022	(24,401,095)	(23,421,063)	980,032
Euro SCHATZ Futures	40	Short	Dec 2022	(4,188,263)	(4,201,083)	(12,820)
Euro-Buxl Futures	12	Short	Dec 2022	(1,875,259)	(1,724,575)	150,684
German Euro BUND Futures	19	Short	Dec 2022	(2,703,666)	(2,578,816)	124,850
U.S. Treasury Long Bond Futures	71	Short	Dec 2022	(9,654,916)	(8,974,844)	680,072
Ultra U.S. Treasury Bond Futures	66	Short	Dec 2022	(9,641,083)	(9,042,000)	599,083
						$1,966,511

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	493,000	USD	490,980	CITI	12/21/2022	—	$(4,863)
USD	877,226	BRL	4,690,000	MSI	12/21/2022	$22,933	—
USD	110,065	EUR	114,000	BNP	10/31/2022	—	(1,868)
USD	4,734,557	EUR	4,703,000	DB	12/21/2022	97,227	—
USD	1,612,210	MXN	33,020,000	CITI	12/21/2022	—	(4,459)
						$120,160	$(11,190)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(11,748)	$546,574	$534,826
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,044)	367,402	359,358
								$(19,792)	$913,976	$894,184
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Federative Republic of Brazil	1,252,000	USD	$1,252,000	1.000%	Quarterly	Jun 2027	$65,463	$29,209	$94,672
Centrally cleared	CDX.EM.38	1,090,000	USD	1,090,000	1.000%	Quarterly	Dec 2027	92,674	15,710	108,384
				$2,342,000				$158,137	$44,919	$203,056
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.39	6.080%	1,010,000	USD	$1,010,000	5.000%	Quarterly	Dec 2027	$(44,370)	$3,897	$(40,473)
					$1,010,000				$(44,370)	$3,897	$(40,473)
148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 48.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	24,737,068	$418,798,569
Fixed income - 51.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	37,463,576	441,320,922
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $965,907,453)		$860,119,491
Total Investments (Lifestyle Balanced Portfolio) (Cost $965,907,453) - 100.0%		$860,119,491
Other assets and liabilities, net - (0.0%)		(50,206)
TOTAL NET ASSETS - 100.0%		$860,069,285
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,876,424	$31,767,852
Fixed income - 80.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,179,763	131,697,611
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $193,641,336)		$163,465,463
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (C)(D)	756	7,555
TOTAL SHORT-TERM INVESTMENTS (Cost $7,557)		$7,555
Total Investments (Lifestyle Conservative Portfolio) (Cost $193,648,893) - 100.0%		$163,473,018
Other assets and liabilities, net - (0.0%)		(43,144)
TOTAL NET ASSETS - 100.0%		$163,429,874
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Conservative Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 69.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	187,687,737	$3,177,553,384
Fixed income - 31.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	121,444,392	1,430,614,933
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,046,561,861)		$4,608,168,317
Total Investments (Lifestyle Growth Portfolio) (Cost $5,046,561,861) - 100.0%		$4,608,168,317
Other assets and liabilities, net - (0.0%)		(59,604)
TOTAL NET ASSETS - 100.0%		$4,608,108,713
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 38.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,115,461	$103,534,752
Fixed income - 61.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,888,427	163,605,670
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $306,396,717)		$267,140,422

149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.0556% (C)(D)	344	$3,437
TOTAL SHORT-TERM INVESTMENTS (Cost $3,437)		$3,437
Total Investments (Lifestyle Moderate Portfolio) (Cost $306,400,154) - 100.0%		$267,143,859
Other assets and liabilities, net - (0.0%)		(42,298)
TOTAL NET ASSETS - 100.0%		$267,101,561
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.1%
Equity - 44.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,126,994	$158,750,404
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,274,599	113,054,827
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,375,252	189,259,811
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,606,487	199,330,546
Mid Cap Growth, Series NAV, JHVIT (Wellington)	3,071,230	37,683,994
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,236,335	42,405,709
Multifactor Developed International ETF, JHETF (DFA)	3,005,016	72,360,785
Multifactor Emerging Markets ETF, JHETF (DFA)	2,721,522	59,189,293
Multifactor Mid Cap ETF, JHETF (DFA)	1,554,180	66,208,068
Multifactor Small Cap ETF, JHETF (DFA)	1,844,139	51,783,423
Small Cap Growth, Class NAV, JHF II (Redwood)	1,525,460	20,319,123
Small Cap Value, Series NAV, JHVIT (Wellington)	2,405,126	35,836,384
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	53,455,728	$905,005,472
		1,951,187,839
Fixed income - 48.5%
Bond, Class NAV, JHSB (MIM US) (B)	41,323,489	544,643,586
Core Bond, Series NAV, JHVIT (Allspring Investments)	17,108,349	189,389,419
Select Bond, Series NAV, JHVIT (MIM US) (B)	117,995,633	1,389,988,553
		2,124,021,558
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,562,604,519)		$4,075,209,397
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity 500 Index Fund	624,669	78,039,960
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $82,598,597)		$78,039,960
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 1.540%, 12/06/2022 *	$1,000,000	993,954
Short-term funds - 2.5%
John Hancock Collateral Trust, 3.0556% (C)(D)	10,819,159	108,105,040
TOTAL SHORT-TERM INVESTMENTS (Cost $109,101,951)		$109,098,994
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,754,305,067) - 97.4%		$4,262,348,351
Other assets and liabilities, net - 2.6%		111,979,860
TOTAL NET ASSETS - 100.0%		$4,374,328,211
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	892	Short	Dec 2022	$(112,215,281)	$(109,955,725)	$2,259,556
Euro STOXX 50 Index Futures	3,337	Short	Dec 2022	(113,376,946)	(108,414,661)	4,962,285
FTSE 100 Index Futures	517	Short	Dec 2022	(41,688,989)	(39,914,389)	1,774,600
Japanese Yen Currency Futures	561	Short	Dec 2022	(50,298,621)	(48,831,544)	1,467,077
MSCI Emerging Markets Index Futures	3,063	Short	Dec 2022	(146,212,970)	(133,470,225)	12,742,745
Nikkei 225 Index Futures	268	Short	Dec 2022	(50,881,558)	(48,015,201)	2,866,357
Pound Sterling Currency Futures	582	Short	Dec 2022	(41,844,925)	(40,670,888)	1,174,037
Russell 2000 E-Mini Index Futures	703	Short	Dec 2022	(63,967,464)	(58,693,470)	5,273,994
S&P 500 E-Mini Index Futures	3,966	Short	Dec 2022	(787,109,619)	(714,177,631)	72,931,988
S&P Mid 400 E-Mini Index Futures	548	Short	Dec 2022	(132,316,200)	(121,009,360)	11,306,840
						$116,759,479
150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 17.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	463,969	$12,021,444
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	776,682	6,151,324
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,075,399	15,216,898
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	244,504	13,513,710
Multifactor Emerging Markets ETF, JHETF (DFA)	117,644	2,558,592
Multifactor Mid Cap ETF, JHETF (DFA)	190,892	8,131,999
Multifactor Small Cap ETF, JHETF (DFA)	223,453	6,274,560
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,383,339	57,279,936
		121,148,463
Fixed income - 78.5%
Bond, Class NAV, JHSB (MIM US) (B)	10,316,312	135,968,992
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,257,961	47,135,631
Select Bond, Series NAV, JHVIT (MIM US) (B)	29,403,825	346,377,056
		529,481,679
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $746,865,617)		$650,630,142
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	42,002	5,247,339
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,493,825)		$5,247,339
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 3.000%, (SOFR + 0.020%), 12/02/2022 (C)	$500,000	$499,997
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $500,000)		$499,997
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.0556% (D)(E)	754,162	7,535,588
TOTAL SHORT-TERM INVESTMENTS (Cost $7,535,631)		$7,535,588
Total Investments (Managed Volatility Conservative Portfolio) (Cost $760,395,073) - 98.4%		$663,913,066
Other assets and liabilities, net - 1.6%		10,942,683
TOTAL NET ASSETS - 100.0%		$674,855,749
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	77	Short	Dec 2022	$(9,627,212)	$(9,491,694)	$135,518
Euro STOXX 50 Index Futures	293	Short	Dec 2022	(9,886,185)	(9,519,178)	367,007
FTSE 100 Index Futures	43	Short	Dec 2022	(3,449,733)	(3,319,765)	129,968
Japanese Yen Currency Futures	46	Short	Dec 2022	(4,093,639)	(4,004,012)	89,627
MSCI Emerging Markets Index Futures	256	Short	Dec 2022	(12,067,973)	(11,155,200)	912,773
Nikkei 225 Index Futures	23	Short	Dec 2022	(4,335,107)	(4,120,708)	214,399
Pound Sterling Currency Futures	47	Short	Dec 2022	(3,346,369)	(3,284,419)	61,950
Russell 2000 E-Mini Index Futures	67	Short	Dec 2022	(6,013,079)	(5,593,830)	419,249
S&P 500 E-Mini Index Futures	441	Short	Dec 2022	(86,399,019)	(79,413,075)	6,985,944
S&P Mid 400 E-Mini Index Futures	63	Short	Dec 2022	(14,998,925)	(13,911,669)	1,087,256
						$10,403,691

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 62.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	9,414,143	$243,920,444
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	29,472,812	233,424,670
Equity Income, Series NAV, JHVIT (T. Rowe Price)	20,507,828	290,185,773
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,145,517	339,662,726
Mid Cap Growth, Series NAV, JHVIT (Wellington)	7,046,465	86,460,131
Mid Value, Series NAV, JHVIT (T. Rowe Price)	9,343,845	93,531,891
Multifactor Developed International ETF, JHETF (DFA)	6,653,496	160,216,184
Multifactor Emerging Markets ETF, JHETF (DFA)	5,548,566	120,673,543
Multifactor Mid Cap ETF, JHETF (DFA)	2,741,663	116,794,844
Multifactor Small Cap ETF, JHETF (DFA)	3,901,698	109,559,680
Small Cap Growth, Class NAV, JHF II (Redwood)	2,722,299	36,261,017
Small Cap Value, Series NAV, JHVIT (Wellington)	3,686,998	54,936,264
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	95,279,611	1,613,083,806
		3,498,710,973
Fixed income - 27.7%
Bond, Class NAV, JHSB (MIM US) (B)	29,936,772	394,566,659
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,420,239	137,492,043
Select Bond, Series NAV, JHVIT (MIM US) (B)	85,953,320	1,012,530,107
		1,544,588,809
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,565,774,048)		$5,043,299,782
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity 500 Index Fund	743,616	$92,899,985
Fidelity International Index Fund	1,001,035	35,776,987
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $141,826,572)		$128,676,972
SHORT-TERM INVESTMENTS - 3.6%
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 1.540%, 12/06/2022 *	$1,000,000	993,954
Short-term funds - 3.6%
John Hancock Collateral Trust, 3.0556% (C)(D)	20,082,857	200,667,903
TOTAL SHORT-TERM INVESTMENTS (Cost $201,665,498)		$201,661,857
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,909,266,118) - 96.4%		$5,373,638,611
Other assets and liabilities, net - 3.6%		201,038,350
TOTAL NET ASSETS - 100.0%		$5,574,676,961
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	1,675	Short	Dec 2022	$(211,028,239)	$(206,475,156)	$4,553,083
Euro STOXX 50 Index Futures	6,268	Short	Dec 2022	(213,248,798)	(203,638,926)	9,609,872
FTSE 100 Index Futures	990	Short	Dec 2022	(79,908,566)	(76,431,808)	3,476,758
Japanese Yen Currency Futures	1,076	Short	Dec 2022	(96,633,576)	(93,659,075)	2,974,501
MSCI Emerging Markets Index Futures	6,063	Short	Dec 2022	(289,923,772)	(264,195,225)	25,728,547
Nikkei 225 Index Futures	514	Short	Dec 2022	(97,685,523)	(92,088,855)	5,596,668
Pound Sterling Currency Futures	1,115	Short	Dec 2022	(80,358,509)	(77,917,594)	2,440,915
Russell 2000 E-Mini Index Futures	1,238	Short	Dec 2022	(112,919,890)	(103,360,620)	9,559,270
S&P 500 E-Mini Index Futures	6,482	Short	Dec 2022	(1,288,950,469)	(1,167,246,405)	121,704,064
S&P Mid 400 E-Mini Index Futures	971	Short	Dec 2022	(234,980,583)	(214,416,220)	20,564,363
						$206,208,041

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.1%
Equity - 35.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,499,967	$38,864,133
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,781,014	22,025,627
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,451,204	48,834,543
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	866,974	47,917,655
Mid Cap Growth, Series NAV, JHVIT (Wellington)	866,259	10,628,993
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,104,407	11,055,110
Multifactor Developed International ETF, JHETF (DFA)	445,669	10,731,710
Multifactor Emerging Markets ETF, JHETF (DFA)	439,718	9,563,251
Multifactor Mid Cap ETF, JHETF (DFA)	202,173	8,612,570
Multifactor Small Cap ETF, JHETF (DFA)	253,857	7,128,305
Small Cap Growth, Class NAV, JHF II (Redwood)	367,231	4,891,522
Small Cap Value, Series NAV, JHVIT (Wellington)	507,439	7,560,836
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,329,348	208,735,867
		436,550,122
Fixed income - 58.6%
Bond, Class NAV, JHSB (MIM US) (B)	14,019,403	184,775,733
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,810,142	64,318,272
Select Bond, Series NAV, JHVIT (MIM US) (B)	40,083,047	472,178,289
		721,272,294
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,312,258,208)		$1,157,822,416
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity 500 Index Fund	172,497	21,549,998
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,268,821)		$21,549,998
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 3.000%, (SOFR + 0.020%), 12/02/2022 (C)	$1,500,000	$1,499,991
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,500,000)		$1,499,991
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 3.0556% (D)(E)	2,266,513	22,646,997
TOTAL SHORT-TERM INVESTMENTS (Cost $22,647,007)		$22,646,997
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,358,674,036) - 97.8%		$1,203,519,402
Other assets and liabilities, net - 2.2%		26,965,830
TOTAL NET ASSETS - 100.0%		$1,230,485,232
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	200	Short	Dec 2022	$(25,132,464)	$(24,653,750)	$478,714
Euro STOXX 50 Index Futures	768	Short	Dec 2022	(26,065,541)	(24,951,292)	1,114,249
FTSE 100 Index Futures	116	Short	Dec 2022	(9,343,910)	(8,955,646)	388,264
Japanese Yen Currency Futures	128	Short	Dec 2022	(11,465,238)	(11,141,600)	323,638
MSCI Emerging Markets Index Futures	628	Short	Dec 2022	(29,927,703)	(27,365,100)	2,562,603
Nikkei 225 Index Futures	62	Short	Dec 2022	(11,760,950)	(11,107,994)	652,956
Pound Sterling Currency Futures	128	Short	Dec 2022	(9,183,266)	(8,944,800)	238,466
Russell 2000 E-Mini Index Futures	154	Short	Dec 2022	(13,971,638)	(12,857,460)	1,114,178
S&P 500 E-Mini Index Futures	996	Short	Dec 2022	(197,256,065)	(179,354,729)	17,901,336
S&P Mid 400 E-Mini Index Futures	120	Short	Dec 2022	(28,883,793)	(26,498,400)	2,385,393
						$27,159,797

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.9%
Communication services – 7.8%
Entertainment – 4.3%
Live Nation Entertainment, Inc. (A)	96,619	$7,346,909
Spotify Technology SA (A)	131,184	11,321,179
Take-Two Interactive Software, Inc. (A)	41,212	4,492,108
		23,160,196
Interactive media and services – 3.5%
Match Group, Inc. (A)	119,401	5,701,398
Snap, Inc., Class A (A)	139,551	1,370,391
ZoomInfo Technologies, Inc. (A)	274,204	11,423,339
		18,495,128
		41,655,324
Consumer discretionary – 17.7%
Automobiles – 1.9%
Thor Industries, Inc.	143,143	10,017,147
Hotels, restaurants and leisure – 4.4%
Domino's Pizza, Inc.	31,148	9,662,110
DraftKings, Inc., Class A (A)(B)	538,225	8,148,727
Texas Roadhouse, Inc.	63,046	5,501,394
		23,312,231
Household durables – 2.6%
Lennar Corp., A Shares	184,693	13,768,863
Internet and direct marketing retail – 1.9%
Etsy, Inc. (A)	100,651	10,078,185
Specialty retail – 3.2%
Ross Stores, Inc.	63,496	5,350,808
Ulta Beauty, Inc. (A)	28,635	11,488,076
		16,838,884
Textiles, apparel and luxury goods – 3.7%
Lululemon Athletica, Inc. (A)	71,535	19,998,325
		94,013,635
Consumer staples – 0.9%
Beverages – 0.9%
Celsius Holdings, Inc. (A)	56,015	5,079,440
Energy – 4.6%
Oil, gas and consumable fuels – 4.6%
Cheniere Energy, Inc.	43,627	7,238,156
Diamondback Energy, Inc.	46,428	5,592,717
Pioneer Natural Resources Company	27,515	5,957,823
Targa Resources Corp.	95,072	5,736,644
		24,525,340
Financials – 3.3%
Capital markets – 3.3%
Ares Management Corp., Class A	114,156	7,071,964
Tradeweb Markets, Inc., Class A	184,939	10,434,258
		17,506,222
Health care – 18.6%
Biotechnology – 3.8%
Apellis Pharmaceuticals, Inc. (A)	89,886	6,139,214
Ascendis Pharma A/S, ADR (A)	38,811	4,007,624
Exact Sciences Corp. (A)	307,529	9,991,617
		20,138,455
Health care equipment and supplies – 8.6%
DexCom, Inc. (A)	263,021	21,183,709
Inspire Medical Systems, Inc. (A)	43,442	7,705,308
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Insulet Corp. (A)	72,813	$16,703,302
		45,592,319
Health care technology – 3.3%
Veeva Systems, Inc., Class A (A)	107,444	17,715,367
Life sciences tools and services – 2.9%
Agilent Technologies, Inc.	128,868	15,663,905
		99,110,046
Industrials – 8.7%
Aerospace and defense – 1.1%
Curtiss-Wright Corp.	40,017	5,568,766
Building products – 1.9%
Johnson Controls International PLC	205,913	10,135,038
Machinery – 1.3%
The Middleby Corp. (A)	55,578	7,123,432
Professional services – 3.1%
CoStar Group, Inc. (A)	237,546	16,545,079
Trading companies and distributors – 1.3%
WESCO International, Inc. (A)	56,165	6,704,978
		46,077,293
Information technology – 25.2%
Communications equipment – 3.9%
Arista Networks, Inc. (A)	184,722	20,853,267
IT services – 4.8%
Block, Inc. (A)	74,538	4,098,845
ExlService Holdings, Inc. (A)	34,615	5,100,866
MongoDB, Inc. (A)	45,099	8,954,857
Okta, Inc. (A)	128,712	7,319,851
		25,474,419
Semiconductors and semiconductor equipment – 4.8%
Ambarella, Inc. (A)	4,300	241,574
First Solar, Inc. (A)	36,371	4,810,792
MKS Instruments, Inc.	66,864	5,525,641
SolarEdge Technologies, Inc. (A)	41,554	9,618,089
Universal Display Corp.	57,600	5,434,560
		25,630,656
Software – 11.7%
Five9, Inc. (A)	132,126	9,906,807
Palo Alto Networks, Inc. (A)	85,722	14,040,406
Paycom Software, Inc. (A)	59,146	19,517,589
RingCentral, Inc., Class A (A)	108,422	4,332,543
Workday, Inc., Class A (A)	94,110	14,325,424
		62,122,769
		134,081,111
Materials – 4.1%
Chemicals – 4.1%
Albemarle Corp.	61,156	16,172,093
CF Industries Holdings, Inc.	56,771	5,464,209
		21,636,302
Real estate – 1.0%
Equity real estate investment trusts – 1.0%
AvalonBay Communities, Inc.	29,611	5,454,050
TOTAL COMMON STOCKS (Cost $637,028,302)		$489,138,763
PREFERRED SECURITIES – 0.9%
Information technology – 0.9%
Software – 0.9%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	2,977,107

154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Software (continued)
Lookout, Inc., Series F (A)(C)(D)	211,003	$1,842,056
		4,819,163
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$4,819,163
EXCHANGE-TRADED FUNDS – 5.5%
iShares Russell Mid-Cap Growth ETF (B)	321,983	25,253,127
Vanguard Mid-Cap Growth ETF	22,442	3,827,259
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,397,929)		$29,080,386
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 0.7%
John Hancock Collateral Trust, 3.0556% (E)(F)	388,136	3,878,251
Repurchase agreement – 1.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-22 at 3.000% to be repurchased at $10,002,500 on 10-3-22, collateralized by $10,218,600 U.S. Treasury Bills, 0.000% due 10-27-22 (valued at $10,200,043)	$10,000,000	10,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,878,771)		$13,878,251
Total Investments (Mid Cap Growth Trust) (Cost $687,375,287) – 100.9%		$536,916,563
Other assets and liabilities, net – (0.9%)		(4,722,380)
TOTAL NET ASSETS – 100.0%		$532,194,183
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $3,791,523.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 1.8%
Diversified telecommunication services – 0.5%
Frontier Communications Parent, Inc. (A)	119,282	$2,794,777
Iridium Communications, Inc. (A)	68,524	3,040,410
		5,835,187
Entertainment – 0.2%
World Wrestling Entertainment, Inc., Class A	23,339	1,637,698
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	56,221	1,241,360
Ziff Davis, Inc. (A)	25,468	1,744,049
		2,985,409
Media – 0.8%
Cable One, Inc.	2,633	2,246,081
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
John Wiley & Sons, Inc., Class A	23,195	$871,204
TEGNA, Inc.	120,406	2,489,996
The New York Times Company, Class A	89,299	2,567,346
		8,174,627
		18,632,921
Consumer discretionary – 13.2%
Auto components – 1.3%
Adient PLC (A)	51,167	1,419,884
Dana, Inc.	68,853	786,990
Fox Factory Holding Corp. (A)	22,808	1,803,657
Gentex Corp.	126,893	3,025,129
Lear Corp.	32,042	3,835,107
The Goodyear Tire & Rubber Company (A)	152,620	1,539,936
Visteon Corp. (A)	15,177	1,609,673
		14,020,376
Automobiles – 0.4%
Harley-Davidson, Inc.	71,780	2,503,686
Thor Industries, Inc.	29,429	2,059,441
		4,563,127
Diversified consumer services – 1.1%
Graham Holdings Company, Class B	2,093	1,125,992
Grand Canyon Education, Inc. (A)	17,250	1,418,813
H&R Block, Inc.	86,128	3,663,885
Service Corp. International	85,092	4,913,212
		11,121,902
Hotels, restaurants and leisure – 2.7%
Boyd Gaming Corp.	43,821	2,088,071
Choice Hotels International, Inc.	15,653	1,714,317
Churchill Downs, Inc.	17,903	3,296,837
Cracker Barrel Old Country Store, Inc.	12,299	1,138,641
Light & Wonder, Inc. (A)	50,907	2,182,892
Marriott Vacations Worldwide Corp.	21,201	2,583,554
Papa John's International, Inc.	17,359	1,215,304
Penn Entertainment, Inc. (A)	85,572	2,354,086
Texas Roadhouse, Inc.	36,079	3,148,254
The Wendy's Company	91,875	1,717,144
Travel + Leisure Company	45,238	1,543,521
Wingstop, Inc.	16,144	2,024,780
Wyndham Hotels & Resorts, Inc.	48,746	2,990,567
		27,997,968
Household durables – 1.3%
Helen of Troy, Ltd. (A)	12,935	1,247,451
KB Home	45,593	1,181,771
Leggett & Platt, Inc.	71,571	2,377,589
Taylor Morrison Home Corp. (A)	61,339	1,430,425
Tempur Sealy International, Inc.	92,929	2,243,306
Toll Brothers, Inc.	57,706	2,423,652
TopBuild Corp. (A)	17,474	2,879,366
		13,783,560
Leisure products – 1.1%
Brunswick Corp.	40,135	2,626,836
Mattel, Inc. (A)	190,640	3,610,722
Polaris, Inc.	30,212	2,889,778
Topgolf Callaway Brands Corp. (A)	74,786	1,440,378
YETI Holdings, Inc. (A)	46,507	1,326,380
		11,894,094
Multiline retail – 0.6%
Kohl's Corp.	69,327	1,743,574
Macy's, Inc.	145,566	2,281,019
Nordstrom, Inc.	60,662	1,014,875

155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Ollie's Bargain Outlet Holdings, Inc. (A)	31,366	$1,618,486
		6,657,954
Specialty retail – 2.9%
AutoNation, Inc. (A)	20,847	2,123,684
Dick's Sporting Goods, Inc.	30,711	3,213,599
Five Below, Inc. (A)	29,946	4,122,666
Foot Locker, Inc.	43,354	1,349,610
GameStop Corp., Class A (A)(B)	136,401	3,427,757
Lithia Motors, Inc.	14,855	3,187,140
Murphy USA, Inc.	11,594	3,187,307
RH (A)	10,789	2,654,849
The Gap, Inc.	115,177	945,603
Victoria's Secret & Company (A)	44,835	1,305,595
Williams-Sonoma, Inc.	37,109	4,373,296
		29,891,106
Textiles, apparel and luxury goods – 1.8%
Capri Holdings, Ltd. (A)	74,492	2,863,472
Carter's, Inc.	21,045	1,379,079
Columbia Sportswear Company	19,100	1,285,430
Crocs, Inc. (A)	33,271	2,284,387
Deckers Outdoor Corp. (A)	14,318	4,475,950
Hanesbrands, Inc.	188,313	1,310,658
PVH Corp.	36,137	1,618,938
Skechers USA, Inc., Class A (A)	72,792	2,308,962
Under Armour, Inc., Class A (A)	101,821	677,110
Under Armour, Inc., Class C (A)	107,727	642,053
		18,846,039
		138,776,126
Consumer staples – 3.9%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	21,635	1,961,862
Coca-Cola Consolidated, Inc.	2,484	1,022,737
The Boston Beer Company, Inc., Class A (A)	5,132	1,660,972
		4,645,571
Food and staples retailing – 1.5%
BJ's Wholesale Club Holdings, Inc. (A)(B)	72,954	5,311,781
Casey's General Stores, Inc.	20,103	4,071,260
Grocery Outlet Holding Corp. (A)	47,602	1,584,671
Performance Food Group Company (A)	83,650	3,592,768
Sprouts Farmers Market, Inc. (A)	57,990	1,609,223
		16,169,703
Food products – 1.5%
Darling Ingredients, Inc. (A)	86,548	5,725,150
Flowers Foods, Inc.	104,134	2,571,068
Ingredion, Inc.	35,360	2,847,187
Lancaster Colony Corp.	10,694	1,607,094
Pilgrim's Pride Corp. (A)	24,511	564,243
Post Holdings, Inc. (A)	29,347	2,403,813
		15,718,555
Household products – 0.1%
Energizer Holdings, Inc.	35,762	899,057
Personal products – 0.4%
BellRing Brands, Inc. (A)	73,095	1,506,488
Coty, Inc., Class A (A)	194,741	1,230,763
Nu Skin Enterprises, Inc., Class A	27,189	907,297
		3,644,548
		41,077,434
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.9%
Energy equipment and services – 0.5%
ChampionX Corp.	109,517	$2,143,248
NOV, Inc.	211,984	3,429,901
		5,573,149
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	180,746	1,659,248
CNX Resources Corp. (A)	102,241	1,587,803
DT Midstream, Inc.	52,205	2,708,917
Equitrans Midstream Corp.	233,558	1,747,014
HF Sinclair Corp.	78,406	4,221,379
Matador Resources Company	60,557	2,962,448
Murphy Oil Corp.	78,860	2,773,506
PDC Energy, Inc.	51,974	3,003,577
Range Resources Corp.	133,722	3,377,818
Southwestern Energy Company (A)	601,358	3,680,311
Targa Resources Corp.	122,266	7,377,530
		35,099,551
		40,672,700
Financials – 15.3%
Banks – 7.4%
Associated Banc-Corp.	81,115	1,628,789
Bank of Hawaii Corp.	21,685	1,650,662
Bank OZK	60,017	2,374,273
Cadence Bank	98,469	2,502,097
Cathay General Bancorp	40,164	1,544,707
Commerce Bancshares, Inc.	58,875	3,895,170
Cullen/Frost Bankers, Inc.	34,608	4,575,870
East West Bancorp, Inc.	76,049	5,105,930
First Financial Bankshares, Inc.	70,003	2,928,225
First Horizon Corp.	289,592	6,631,657
FNB Corp.	189,281	2,195,660
Fulton Financial Corp.	90,318	1,427,024
Glacier Bancorp, Inc.	59,777	2,936,844
Hancock Whitney Corp.	46,259	2,119,125
Home BancShares, Inc.	102,921	2,316,752
International Bancshares Corp.	28,552	1,213,460
Old National Bancorp	158,065	2,603,331
PacWest Bancorp	63,557	1,436,388
Pinnacle Financial Partners, Inc.	41,240	3,344,564
Prosperity Bancshares, Inc.	49,225	3,282,323
Synovus Financial Corp.	78,452	2,942,735
Texas Capital Bancshares, Inc. (A)	26,921	1,589,147
UMB Financial Corp.	23,462	1,977,612
Umpqua Holdings Corp.	117,132	2,001,786
United Bankshares, Inc.	72,630	2,596,523
Valley National Bancorp	226,799	2,449,429
Washington Federal, Inc.	35,254	1,056,915
Webster Financial Corp.	94,892	4,289,118
Wintrust Financial Corp.	32,777	2,672,964
		77,289,080
Capital markets – 1.8%
Affiliated Managers Group, Inc.	20,629	2,307,354
Evercore, Inc., Class A	19,435	1,598,529
Federated Hermes, Inc.	45,697	1,513,485
Interactive Brokers Group, Inc., Class A	55,502	3,547,133
Janus Henderson Group PLC	71,521	1,452,592
Jefferies Financial Group, Inc.	100,359	2,960,591
SEI Investments Company	55,571	2,725,758
Stifel Financial Corp.	57,283	2,973,561
		19,079,003
Consumer finance – 0.5%
Bread Financial Holdings, Inc.	26,900	846,005
FirstCash Holdings, Inc.	20,561	1,508,149

156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Navient Corp.	59,723	$877,331
SLM Corp.	135,665	1,897,953
		5,129,438
Diversified financial services – 0.3%
Voya Financial, Inc.	52,844	3,197,062
Insurance – 4.3%
Alleghany Corp. (A)	7,261	6,094,666
American Financial Group, Inc.	37,687	4,632,863
Brighthouse Financial, Inc. (A)	38,758	1,682,872
CNO Financial Group, Inc.	61,737	1,109,414
First American Financial Corp.	56,213	2,591,419
Kemper Corp.	34,459	1,421,778
Kinsale Capital Group, Inc.	11,619	2,967,725
Old Republic International Corp.	155,054	3,245,280
Primerica, Inc.	20,212	2,495,171
Reinsurance Group of America, Inc.	36,162	4,549,541
RenaissanceRe Holdings, Ltd.	23,586	3,311,239
RLI Corp.	21,791	2,230,963
Selective Insurance Group, Inc.	32,558	2,650,221
The Hanover Insurance Group, Inc.	19,231	2,464,260
Unum Group	101,458	3,936,570
		45,383,982
Mortgage real estate investment trusts – 0.4%
Annaly Capital Management, Inc.	232,638	3,992,064
Thrifts and mortgage finance – 0.6%
Essent Group, Ltd.	58,121	2,026,679
MGIC Investment Corp.	163,758	2,099,378
New York Community Bancorp, Inc.	251,565	2,145,849
		6,271,906
		160,342,535
Health care – 10.1%
Biotechnology – 1.7%
Arrowhead Pharmaceuticals, Inc. (A)	57,123	1,887,915
Exelixis, Inc. (A)	173,683	2,723,349
Halozyme Therapeutics, Inc. (A)	74,355	2,939,997
Neurocrine Biosciences, Inc. (A)	51,613	5,481,817
United Therapeutics Corp. (A)	24,564	5,143,210
		18,176,288
Health care equipment and supplies – 3.7%
Enovis Corp. (A)	25,707	1,184,321
Envista Holdings Corp. (A)	88,177	2,893,087
Globus Medical, Inc., Class A (A)	41,575	2,476,623
Haemonetics Corp. (A)	27,694	2,050,187
ICU Medical, Inc. (A)	10,834	1,631,600
Inari Medical, Inc. (A)	25,932	1,883,700
Integra LifeSciences Holdings Corp. (A)	39,206	1,660,766
LivaNova PLC (A)	28,897	1,467,101
Masimo Corp. (A)	26,081	3,681,594
Neogen Corp. (A)	116,627	1,629,279
NuVasive, Inc. (A)	28,096	1,230,886
Omnicell, Inc. (A)	23,901	2,080,104
Penumbra, Inc. (A)	20,447	3,876,751
QuidelOrtho Corp. (A)	29,267	2,092,005
Shockwave Medical, Inc. (A)	19,389	5,391,499
STAAR Surgical Company (A)	25,925	1,829,009
Tandem Diabetes Care, Inc. (A)	34,658	1,658,385
		38,716,897
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (A)	49,024	3,832,696
Amedisys, Inc. (A)	17,509	1,694,696
Chemed Corp.	8,044	3,511,689
Encompass Health Corp.	53,847	2,435,500
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	45,531	$3,058,317
LHC Group, Inc. (A)	16,745	2,740,487
Option Care Health, Inc. (A)	83,423	2,625,322
Patterson Companies, Inc.	46,750	1,122,935
Progyny, Inc. (A)	40,252	1,491,739
R1 RCM, Inc. (A)	74,099	1,373,054
Tenet Healthcare Corp. (A)	58,224	3,003,194
		26,889,629
Life sciences tools and services – 1.4%
Azenta, Inc.	40,486	1,735,230
Bruker Corp.	54,363	2,884,501
Medpace Holdings, Inc. (A)	13,551	2,129,811
Repligen Corp. (A)	27,851	5,211,201
Sotera Health Company (A)	53,436	364,434
Syneos Health, Inc. (A)	55,399	2,612,063
		14,937,240
Pharmaceuticals – 0.7%
Jazz Pharmaceuticals PLC (A)	33,827	4,508,801
Perrigo Company PLC	72,649	2,590,663
		7,099,464
		105,819,518
Industrials – 18.4%
Aerospace and defense – 1.3%
Axon Enterprise, Inc. (A)	36,441	4,218,046
Curtiss-Wright Corp.	20,721	2,883,534
Hexcel Corp.	45,387	2,347,416
Mercury Systems, Inc. (A)	31,124	1,263,634
Woodward, Inc.	32,469	2,605,962
		13,318,592
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	64,013	2,244,296
Airlines – 0.1%
JetBlue Airways Corp. (A)	174,773	1,158,745
Building products – 2.4%
Builders FirstSource, Inc. (A)	84,229	4,962,773
Carlisle Companies, Inc.	27,914	7,827,365
Lennox International, Inc.	17,400	3,874,458
Owens Corning	51,937	4,082,768
Simpson Manufacturing Company, Inc.	23,295	1,826,328
Trex Company, Inc. (A)	59,506	2,614,694
		25,188,386
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	27,154	2,986,397
IAA, Inc. (A)	72,179	2,298,901
MillerKnoll, Inc.	40,930	638,508
MSA Safety, Inc.	19,848	2,168,989
Stericycle, Inc. (A)	49,747	2,094,846
Tetra Tech, Inc.	28,775	3,698,451
The Brink's Company	25,496	1,235,026
		15,121,118
Construction and engineering – 1.9%
AECOM	75,365	5,152,705
Dycom Industries, Inc. (A)	15,948	1,523,512
EMCOR Group, Inc.	26,632	3,075,463
Fluor Corp. (A)	76,678	1,908,515
MasTec, Inc. (A)	30,839	1,958,277
MDU Resources Group, Inc.	109,742	3,001,444
Valmont Industries, Inc.	11,523	3,095,308
		19,715,224
Electrical equipment – 2.2%
Acuity Brands, Inc.	17,654	2,779,975

157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
EnerSys	21,942	$1,276,366
Hubbell, Inc.	28,968	6,459,864
nVent Electric PLC	89,849	2,840,127
Regal Rexnord Corp.	35,876	5,035,555
SunPower Corp. (A)(B)	46,037	1,060,692
Sunrun, Inc. (A)	114,466	3,158,117
Vicor Corp. (A)	12,000	709,680
		23,320,376
Machinery – 4.2%
AGCO Corp.	33,414	3,213,424
Chart Industries, Inc. (A)	19,355	3,568,094
Crane Holdings Company	25,733	2,252,667
Donaldson Company, Inc.	66,681	3,268,036
Esab Corp.	24,627	821,557
Flowserve Corp.	70,531	1,713,903
Graco, Inc.	91,267	5,471,457
ITT, Inc.	44,631	2,916,190
Kennametal, Inc.	43,896	903,380
Lincoln Electric Holdings, Inc.	31,257	3,929,630
Oshkosh Corp.	35,279	2,479,761
Terex Corp.	36,589	1,088,157
The Middleby Corp. (A)	29,080	3,727,184
The Timken Company	36,070	2,129,573
The Toro Company	56,434	4,880,412
Watts Water Technologies, Inc., Class A	14,735	1,852,632
		44,216,057
Marine – 0.2%
Kirby Corp. (A)	32,326	1,964,451
Professional services – 1.8%
ASGN, Inc. (A)	27,091	2,448,214
CACI International, Inc., Class A (A)	12,637	3,299,015
FTI Consulting, Inc. (A)	18,640	3,088,834
Insperity, Inc.	19,290	1,969,316
KBR, Inc.	75,038	3,243,142
ManpowerGroup, Inc.	27,924	1,806,404
Science Applications International Corp.	30,051	2,657,410
		18,512,335
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	15,564	2,310,631
Knight-Swift Transportation Holdings, Inc.	86,706	4,242,525
Landstar System, Inc.	19,659	2,838,170
Ryder System, Inc.	27,628	2,085,638
Saia, Inc. (A)	14,254	2,708,260
Werner Enterprises, Inc.	31,829	1,196,770
XPO Logistics, Inc. (A)	62,084	2,763,980
		18,145,974
Trading companies and distributors – 1.0%
GATX Corp.	19,050	1,622,108
MSC Industrial Direct Company, Inc., Class A	25,543	1,859,786
Univar Solutions, Inc. (A)	90,014	2,046,918
Watsco, Inc.	17,921	4,613,941
		10,142,753
		193,048,307
Information technology – 12.3%
Communications equipment – 0.8%
Calix, Inc. (A)	30,631	1,872,779
Ciena Corp. (A)	80,791	3,266,380
Lumentum Holdings, Inc. (A)	37,237	2,553,341
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viasat, Inc. (A)	40,774	$1,232,598
		8,925,098
Electronic equipment, instruments and components – 2.9%
Arrow Electronics, Inc. (A)	34,632	3,192,724
Avnet, Inc.	51,089	1,845,335
Belden, Inc.	23,489	1,409,810
Cognex Corp.	93,577	3,878,767
Coherent Corp. (A)	69,956	2,437,967
IPG Photonics Corp. (A)	17,883	1,508,431
Jabil, Inc.	74,234	4,284,044
Littelfuse, Inc.	13,360	2,654,498
National Instruments Corp.	71,407	2,694,900
Novanta, Inc. (A)	19,235	2,224,528
TD SYNNEX Corp.	22,760	1,847,884
Vishay Intertechnology, Inc.	70,524	1,254,622
Vontier Corp.	85,238	1,424,327
		30,657,837
IT services – 2.0%
Concentrix Corp.	23,031	2,570,951
Euronet Worldwide, Inc. (A)	25,420	1,925,819
ExlService Holdings, Inc. (A)	18,632	2,745,612
Genpact, Ltd.	91,099	3,987,403
Kyndryl Holdings, Inc. (A)	110,139	910,850
Maximus, Inc.	32,678	1,891,076
Sabre Corp. (A)	177,111	912,122
The Western Union Company	208,179	2,810,417
WEX, Inc. (A)	23,839	3,026,123
		20,780,373
Semiconductors and semiconductor equipment – 3.3%
Amkor Technology, Inc.	54,174	923,667
Cirrus Logic, Inc. (A)	30,189	2,077,003
First Solar, Inc. (A)	53,499	7,076,313
Lattice Semiconductor Corp. (A)	74,106	3,646,756
MACOM Technology Solutions Holdings, Inc. (A)	27,576	1,428,161
MKS Instruments, Inc.	30,860	2,550,270
Power Integrations, Inc.	30,859	1,984,851
Semtech Corp. (A)	34,257	1,007,498
Silicon Laboratories, Inc. (A)	18,469	2,279,813
SiTime Corp. (A)	8,616	678,338
Synaptics, Inc. (A)	21,382	2,117,032
Universal Display Corp.	23,449	2,212,413
Wolfspeed, Inc. (A)	66,722	6,896,386
		34,878,501
Software – 3.2%
ACI Worldwide, Inc. (A)	61,548	1,286,353
Aspen Technology, Inc. (A)	15,617	3,719,969
Blackbaud, Inc. (A)	24,040	1,059,202
CommVault Systems, Inc. (A)	24,181	1,282,560
Dynatrace, Inc. (A)	108,548	3,778,546
Envestnet, Inc. (A)	29,788	1,322,587
Fair Isaac Corp. (A)	13,628	5,614,872
Manhattan Associates, Inc. (A)	33,848	4,502,799
NCR Corp. (A)	73,881	1,404,478
Paylocity Holding Corp. (A)	22,076	5,333,120
Qualys, Inc. (A)	18,841	2,626,247
Teradata Corp. (A)	55,478	1,723,147
		33,653,880
Technology hardware, storage and peripherals – 0.1%
Xerox Holdings Corp.	60,448	790,660
		129,686,349

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 6.3%
Chemicals – 2.3%
Ashland, Inc.	26,880	$2,552,794
Avient Corp.	46,132	1,397,800
Cabot Corp.	30,383	1,941,170
Ingevity Corp. (A)	19,302	1,170,280
NewMarket Corp.	3,729	1,121,795
Olin Corp.	72,847	3,123,679
RPM International, Inc.	69,622	5,800,209
Sensient Technologies Corp.	22,687	1,573,117
The Chemours Company	83,723	2,063,772
The Scotts Miracle-Gro Company	21,828	933,147
Valvoline, Inc.	95,532	2,420,781
		24,098,544
Construction materials – 0.2%
Eagle Materials, Inc.	20,337	2,179,720
Containers and packaging – 0.8%
AptarGroup, Inc.	35,260	3,350,758
Greif, Inc., Class A	14,370	856,021
Silgan Holdings, Inc.	45,205	1,900,418
Sonoco Products Company	52,621	2,985,189
		9,092,386
Metals and mining – 2.8%
Alcoa Corp.	97,100	3,268,386
Cleveland-Cliffs, Inc. (A)	279,170	3,760,420
Commercial Metals Company	65,025	2,307,087
MP Materials Corp. (A)	49,819	1,360,059
Reliance Steel & Aluminum Company	32,539	5,675,127
Royal Gold, Inc.	35,423	3,323,386
Steel Dynamics, Inc.	93,622	6,642,481
U.S. Steel Corp.	128,024	2,319,795
Worthington Industries, Inc.	16,303	621,796
		29,278,537
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	39,866	2,040,741
		66,689,928
Real estate – 7.9%
Equity real estate investment trusts – 7.5%
Apartment Income REIT Corp.	83,210	3,213,570
Brixmor Property Group, Inc.	161,723	2,987,024
Corporate Office Properties Trust	60,671	1,409,387
Cousins Properties, Inc.	81,725	1,908,279
Douglas Emmett, Inc.	94,866	1,700,947
EastGroup Properties, Inc.	23,511	3,393,578
EPR Properties	40,483	1,451,720
First Industrial Realty Trust, Inc.	71,275	3,193,833
Healthcare Realty Trust, Inc.	205,370	4,281,965
Highwoods Properties, Inc.	56,765	1,530,384
Independence Realty Trust, Inc.	119,711	2,002,765
JBG SMITH Properties	53,707	997,876
Kilroy Realty Corp.	56,765	2,390,374
Kite Realty Group Trust	118,249	2,036,248
Lamar Advertising Company, Class A	47,014	3,878,185
Life Storage, Inc.	45,540	5,044,010
Medical Properties Trust, Inc.	323,262	3,833,887
National Retail Properties, Inc.	95,582	3,809,899
National Storage Affiliates Trust	46,054	1,914,925
Omega Healthcare Investors, Inc.	126,342	3,725,826
Park Hotels & Resorts, Inc.	121,340	1,366,288
Pebblebrook Hotel Trust	70,940	1,029,339
Physicians Realty Trust	122,138	1,836,956
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
PotlatchDeltic Corp.	43,497	$1,785,117
Rayonier, Inc.	79,020	2,368,229
Rexford Industrial Realty, Inc.	92,320	4,800,640
Sabra Health Care REIT, Inc.	124,647	1,635,369
SL Green Realty Corp.	34,701	1,393,592
Spirit Realty Capital, Inc.	73,580	2,660,653
STORE Capital Corp.	143,405	4,492,879
The Macerich Company	115,908	920,310
		78,994,054
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	25,860	3,906,670
		82,900,724
Utilities – 3.9%
Electric utilities – 1.4%
ALLETE, Inc.	30,800	1,541,540
Hawaiian Electric Industries, Inc.	59,077	2,047,609
IDACORP, Inc.	27,285	2,701,488
OGE Energy Corp.	108,043	3,939,248
PNM Resources, Inc.	46,322	2,118,305
Portland General Electric Company	48,162	2,093,121
		14,441,311
Gas utilities – 1.4%
National Fuel Gas Company	49,367	3,038,539
New Jersey Resources Corp.	51,931	2,009,730
ONE Gas, Inc.	29,217	2,056,585
Southwest Gas Holdings, Inc.	33,269	2,320,513
Spire, Inc.	28,329	1,765,747
UGI Corp.	112,997	3,653,193
		14,844,307
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	24,149	2,081,644
Multi-utilities – 0.4%
Black Hills Corp.	35,122	2,378,813
NorthWestern Corp.	30,303	1,493,332
		3,872,145
Water utilities – 0.5%
Essential Utilities, Inc.	128,701	5,325,647
		40,565,054
TOTAL COMMON STOCKS (Cost $971,159,983)		$1,018,211,596
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 3.0556% (C)(D)	3,238,584	32,359,932
TOTAL SHORT-TERM INVESTMENTS (Cost $32,358,888)		$32,359,932
Total Investments (Mid Cap Index Trust) (Cost $1,003,518,871) – 100.1%		$1,050,571,528
Other assets and liabilities, net – (0.1%)		(962,131)
TOTAL NET ASSETS – 100.0%		$1,049,609,397
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $4,955,954.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $5,045,622.

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	147	Long	Dec 2022	$35,712,557	$32,460,540	$(3,252,017)
						$(3,252,017)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.0%
Communication services – 4.8%
Entertainment – 0.7%
Madison Square Garden Entertainment Corp. (A)	41,237	$1,818,139
Madison Square Garden Sports Corp. (A)	13,536	1,849,830
		3,667,969
Media – 4.1%
DISH Network Corp., Class A (A)	131,793	1,822,697
Fox Corp., Class A	27,441	841,890
News Corp., Class A	684,427	10,341,692
Paramount Global, Class B	227,121	4,324,384
Scholastic Corp.	106,868	3,287,260
		20,617,923
		24,285,892
Consumer discretionary – 6.6%
Automobiles – 0.9%
General Motors Company	148,000	4,749,320
Diversified consumer services – 1.1%
Bright Horizons Family Solutions, Inc. (A)	37,000	2,133,050
Strategic Education, Inc.	52,912	3,249,326
		5,382,376
Hotels, restaurants and leisure – 0.8%
Compass Group PLC	195,737	3,897,595
Household durables – 0.8%
Mohawk Industries, Inc. (A)	43,245	3,943,512
Specialty retail – 1.4%
Bath & Body Works, Inc.	49,900	1,626,740
Best Buy Company, Inc.	54,200	3,433,028
Burlington Stores, Inc. (A)	19,900	2,226,611
		7,286,379
Textiles, apparel and luxury goods – 1.6%
adidas AG	8,135	935,210
Ralph Lauren Corp.	85,125	7,229,666
		8,164,876
		33,424,058
Consumer staples – 7.8%
Beverages – 2.0%
Carlsberg A/S, Class B	39,922	4,668,338
Constellation Brands, Inc., Class A	8,300	1,906,344
Monster Beverage Corp. (A)	40,994	3,564,838
		10,139,520
Food and staples retailing – 1.5%
Sysco Corp.	108,717	7,687,379
Food products – 3.8%
Bunge, Ltd.	55,294	4,565,626
Campbell Soup Company	84,375	3,975,750
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Flowers Foods, Inc.	422,560	$10,433,006
		18,974,382
Household products – 0.5%
Kimberly-Clark Corp.	22,136	2,491,185
		39,292,466
Energy – 8.4%
Energy equipment and services – 4.5%
Expro Group Holdings NV (A)	301,199	3,837,275
NOV, Inc.	196,317	3,176,409
SEACOR Marine Holdings, Inc. (A)	129,032	725,160
TechnipFMC PLC (A)	1,206,253	10,204,900
Tidewater, Inc. (A)	214,381	4,652,068
		22,595,812
Oil, gas and consumable fuels – 3.9%
Cameco Corp.	310,023	8,218,710
Canadian Natural Resources, Ltd.	49,626	2,311,083
Equitrans Midstream Corp.	894,850	6,693,478
Imperial Oil, Ltd.	60,419	2,614,330
		19,837,601
		42,433,413
Financials – 17.5%
Banks – 5.6%
Fifth Third Bancorp	307,154	9,816,642
Popular, Inc.	72,448	5,220,603
Signature Bank	28,435	4,293,685
Webster Financial Corp.	133,017	6,012,368
Westamerica BanCorp	53,973	2,822,248
		28,165,546
Capital markets – 3.4%
Lazard, Ltd., Class A (B)	78,651	2,503,461
Main Street Capital Corp.	78,048	2,625,535
Open Lending Corp., Class A (A)	276,557	2,223,518
State Street Corp.	162,175	9,861,862
		17,214,376
Consumer finance – 0.4%
OneMain Holdings, Inc.	71,600	2,113,632
Diversified financial services – 1.3%
Groupe Bruxelles Lambert SA	47,105	3,294,294
Jackson Financial, Inc., Class A	109,062	3,026,471
		6,320,765
Insurance – 6.8%
Brown & Brown, Inc.	112,743	6,818,697
CNA Financial Corp.	128,722	4,749,842
Kemper Corp.	120,862	4,986,766
Loews Corp.	135,640	6,760,298
Marsh & McLennan Companies, Inc.	18,455	2,755,147

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	58,800	$8,254,932
		34,325,682
		88,140,001
Health care – 12.5%
Biotechnology – 0.7%
Alkermes PLC (A)	81,006	1,808,864
Galapagos NV (A)	36,713	1,567,728
		3,376,592
Health care equipment and supplies – 4.1%
Dentsply Sirona, Inc.	162,286	4,600,808
Hologic, Inc. (A)	41,457	2,674,806
Koninklijke Philips NV, NYRS	330,617	5,088,196
Zimmer Biomet Holdings, Inc.	77,599	8,112,975
		20,476,785
Health care providers and services – 6.2%
Cardinal Health, Inc.	135,525	9,036,807
Centene Corp. (A)	67,001	5,213,348
Fresenius SE & Company KGaA	67,013	1,428,395
Fresenius SE & Company KGaA, ADR	135,772	729,096
Patterson Companies, Inc.	171,299	4,114,602
Select Medical Holdings Corp.	496,867	10,980,761
		31,503,009
Life sciences tools and services – 0.8%
Charles River Laboratories International, Inc. (A)	21,300	4,191,840
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	164,000	2,035,240
Viatris, Inc.	188,100	1,602,612
		3,637,852
		63,186,078
Industrials – 11.2%
Aerospace and defense – 3.3%
Rolls-Royce Holdings PLC (A)	4,824,566	3,694,897
Spirit AeroSystems Holdings, Inc., Class A	170,200	3,730,784
Textron, Inc.	161,226	9,393,027
		16,818,708
Air freight and logistics – 0.9%
CH Robinson Worldwide, Inc.	49,390	4,756,751
Airlines – 0.5%
Southwest Airlines Company (A)	84,900	2,618,316
Building products – 0.9%
Trane Technologies PLC	31,900	4,619,439
Electrical equipment – 0.7%
Rockwell Automation, Inc.	15,900	3,420,249
Machinery – 3.3%
Alstom SA	12,100	195,727
Alstom SA, ADR	1,240,785	1,960,440
PACCAR, Inc.	96,591	8,083,701
Stanley Black & Decker, Inc.	49,900	3,752,979
The Middleby Corp. (A)	19,300	2,473,681
		16,466,528
Road and rail – 1.1%
JB Hunt Transport Services, Inc.	33,659	5,264,941
Trading companies and distributors – 0.5%
Ashtead Group PLC	60,662	2,724,318
		56,689,250
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 5.5%
Communications equipment – 1.0%
Arista Networks, Inc. (A)	24,500	$2,765,805
Motorola Solutions, Inc.	10,100	2,262,097
		5,027,902
Electronic equipment, instruments and components – 1.8%
Corning, Inc.	92,800	2,693,056
National Instruments Corp.	164,068	6,191,926
		8,884,982
IT services – 0.6%
Global Payments, Inc.	29,400	3,176,670
Semiconductors and semiconductor equipment – 0.8%
Marvell Technology, Inc.	96,300	4,132,233
Technology hardware, storage and peripherals – 1.3%
Western Digital Corp. (A)	195,300	6,357,015
		27,578,802
Materials – 8.4%
Chemicals – 1.7%
Corteva, Inc.	78,143	4,465,872
PPG Industries, Inc.	15,761	1,744,585
The Scotts Miracle-Gro Company	50,847	2,173,709
		8,384,166
Construction materials – 1.7%
Summit Materials, Inc., Class A (A)	226,806	5,434,272
Vulcan Materials Company	21,546	3,398,020
		8,832,292
Containers and packaging – 1.2%
Ball Corp.	62,800	3,034,496
Westrock Company	101,900	3,147,691
		6,182,187
Metals and mining – 3.8%
AngloGold Ashanti, Ltd., ADR	262,393	3,626,271
Franco-Nevada Corp.	53,838	6,430,861
Freeport-McMoRan, Inc.	64,300	1,757,319
Fresnillo PLC	611,489	5,216,514
Gold Fields, Ltd., ADR	250,167	2,023,851
		19,054,816
		42,453,461
Real estate – 6.2%
Equity real estate investment trusts – 6.2%
Apartment Investment and Management Company, Class A	427,276	3,119,115
Equity Commonwealth	233,627	5,691,154
Equity Residential	40,142	2,698,345
Omega Healthcare Investors, Inc.	30,067	886,676
Rayonier, Inc.	148,880	4,461,934
Regency Centers Corp.	79,140	4,261,689
Rexford Industrial Realty, Inc.	41,400	2,152,800
SBA Communications Corp.	2,000	569,300
Simon Property Group, Inc.	5,200	466,700
Vornado Realty Trust	97,300	2,253,468
Weyerhaeuser Company	159,263	4,548,551
		31,109,732
Utilities – 5.1%
Electric utilities – 4.6%
FirstEnergy Corp.	275,107	10,178,959

161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp. (A)	1,051,652	$13,145,645
		23,324,604
Multi-utilities – 0.5%
CenterPoint Energy, Inc.	96,677	2,724,358
		26,048,962
TOTAL COMMON STOCKS (Cost $490,584,241)		$474,642,115
SHORT-TERM INVESTMENTS – 6.4%
Short-term funds – 6.4%
John Hancock Collateral Trust, 3.0556% (C)(D)	256,188	2,559,829
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	1,872,930	1,872,930
T. Rowe Price Government Reserve Fund, 3.0517% (C)	27,691,979	27,691,979
TOTAL SHORT-TERM INVESTMENTS (Cost $32,124,687)		$32,124,738
Total Investments (Mid Value Trust) (Cost $522,708,928) – 100.4%		$506,766,853
Other assets and liabilities, net – (0.4%)		(2,043,508)
TOTAL NET ASSETS – 100.0%		$504,723,345
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $2,512,965.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.0%
U.S. Government - 0.7%
U.S. Treasury Bond 3.000%, 08/15/2052	$48,100	$41,509
U.S. Treasury Inflation Protected Security 0.250%, 02/15/2050	1,544,216	1,011,929
U.S. Treasury Note 4.250%, 09/30/2024	77,500	77,536
		1,130,974
U.S. Government Agency - 15.3%
Federal National Mortgage Association
4.000%, TBA (A)	50,000	46,344
4.500%, TBA (A)	14,117,000	13,430,999
5.000%, TBA (A)	10,404,000	10,122,764
		23,600,107
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,370,844)		$24,731,081
FOREIGN GOVERNMENT OBLIGATIONS - 45.7%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029	34,723	6,634
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		$1,534,439	$277,571
			284,205
Australia - 1.7%
Commonwealth of Australia
0.250%, 11/21/2032	AUD	1,750,000	1,014,255
1.750%, 06/21/2051		1,870,000	726,474
Commonwealth of Australia, Inflation Linked Bond 1.468%, 08/21/2040		1,370,000	911,338
			2,652,067
Benin - 0.2%
Republic of Benin
4.950%, 01/22/2035	EUR	280,000	172,790
6.875%, 01/19/2052		100,000	61,395
			234,185
Bermuda - 0.1%
Government of Bermuda 5.000%, 07/15/2032 (B)		$200,000	189,900
Brazil - 6.6%
Federative Republic of Brazil
10.000%, 01/01/2025 to 01/01/2033	BRL	56,103,000	9,883,964
12.511%, 01/01/2024 (C)		1,533,000	244,609
			10,128,573
Bulgaria - 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	300,000	145,743
3.125%, 03/26/2035		100,000	77,448
			223,191
Canada - 1.2%
Province of Ontario 2.000%, 12/01/2036	CAD	2,770,960	1,912,160
Chile - 0.5%
Republic of Chile
0.830%, 07/02/2031	EUR	135,000	97,377
1.250%, 01/22/2051		100,000	48,553
1.900%, 09/01/2030 (D)	CLP	31,004	31
3.250%, 09/21/2071		$215,000	122,581
4.700%, 09/01/2030 (B)	CLP	245,000,000	222,421
5.000%, 03/01/2035		190,000,000	168,427
6.000%, 01/01/2043		105,000,000	100,877
			760,267
Colombia - 1.6%
Republic of Colombia
3.875%, 02/15/2061		$845,000	431,153
4.125%, 05/15/2051		200,000	107,383
5.000%, 06/15/2045		200,000	121,060
6.125%, 01/18/2041		645,000	473,962
7.000%, 03/26/2031	COP	693,700,000	106,792
7.250%, 10/18/2034 to 10/26/2050		1,620,600,000	224,904
7.500%, 08/26/2026		1,233,200,000	228,601
7.750%, 09/18/2030		2,115,000,000	347,412
9.250%, 05/28/2042		2,182,700,000	349,324
10.000%, 07/24/2024		488,700,000	103,120
			2,493,711
Czech Republic - 0.5%
Czech Republic
0.950%, 05/15/2030	CZK	7,560,000	218,164
1.500%, 04/24/2040		940,000	20,923

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic (continued)
Czech Republic (continued)
1.750%, 06/23/2032	CZK	2,870,000	$82,909
2.000%, 10/13/2033		3,340,000	96,354
2.500%, 08/25/2028		6,220,000	211,304
6.000%, 02/26/2026		2,430,000	97,890
			727,544
Egypt - 0.1%
Arab Republic of Egypt 7.903%, 02/21/2048		$420,000	218,854
El Salvador - 0.0%
Republic of El Salvador 7.125%, 01/20/2050		155,000	48,825
Gabon - 0.1%
Republic of Gabon 6.625%, 02/06/2031		200,000	130,890
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		250,000	180,625
Greece - 0.5%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	802,044
Hungary - 0.8%
Republic of Hungary
0.500%, 11/18/2030		110,000	67,812
1.625%, 04/28/2032		990,000	646,807
1.750%, 06/05/2035		130,000	78,709
2.250%, 04/20/2033	HUF	31,890,000	38,651
3.000%, 08/21/2030 to 10/27/2038		90,430,000	117,967
3.250%, 10/22/2031		133,700,000	192,907
4.500%, 03/23/2028		32,090,000	56,734
4.750%, 11/24/2032		39,150,000	61,837
			1,261,424
Iceland - 2.1%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,862,717
6.500%, 01/24/2031		46,170,000	331,604
			3,194,321
Indonesia - 1.1%
Republic of Indonesia
1.100%, 03/12/2033	EUR	280,000	186,460
1.300%, 03/23/2034		100,000	65,601
1.400%, 10/30/2031		380,000	275,947
6.375%, 04/15/2032	IDR	3,015,000,000	183,981
6.500%, 06/15/2025		1,112,000,000	72,315
7.000%, 05/15/2027		2,809,000,000	184,324
7.125%, 06/15/2042		1,426,000,000	91,028
7.500%, 08/15/2032 to 04/15/2040		8,408,000,000	553,507
			1,613,163
Ivory Coast - 0.3%
Republic of Ivory Coast
4.875%, 01/30/2032	EUR	345,000	225,595
5.875%, 10/17/2031		145,000	102,429
6.125%, 06/15/2033		$200,000	151,260
			479,284
Japan - 3.8%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	812,356,016	5,896,359
Macedonia - 0.7%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	1,235,000	897,994
2.750%, 01/18/2025		150,000	133,042
			1,031,036
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia - 0.9%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,580,000	$294,841
3.478%, 06/14/2024		1,580,000	340,190
3.582%, 07/15/2032		220,000	44,150
3.882%, 03/14/2025		1,180,000	255,048
3.885%, 08/15/2029		1,510,000	316,044
3.906%, 07/15/2026		485,000	104,281
4.696%, 10/15/2042		405,000	85,136
			1,439,690
Mexico - 2.9%
Government of Mexico
1.450%, 10/25/2033	EUR	435,000	279,370
2.750%, 11/27/2031	MXN	47,253,153	2,025,836
3.375%, 02/23/2031	EUR	115,000	96,077
3.625%, 04/09/2029		550,000	498,569
5.500%, 03/04/2027	MXN	3,676,100	154,561
5.625%, 03/19/2114	GBP	100,000	75,925
5.750%, 03/05/2026	MXN	2,445,200	106,541
7.750%, 05/29/2031 to 11/13/2042		9,931,700	430,125
8.000%, 11/07/2047 to 07/31/2053		3,890,700	162,753
8.500%, 05/31/2029 to 11/18/2038		11,760,200	541,431
10.000%, 11/20/2036		1,712,300	87,140
			4,458,328
New Zealand - 3.3%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	311,110
2.750%, 05/15/2051		2,975,000	1,172,730
Government of New Zealand, Inflation Linked Bond
2.937%, 09/20/2040		1,925,000	1,233,819
2.968%, 09/20/2035		2,315,000	1,522,227
3.617%, 09/20/2030		1,280,000	904,015
			5,143,901
Panama - 0.5%
Republic of Panama
3.870%, 07/23/2060		$410,000	243,351
4.500%, 04/16/2050 to 04/01/2056		760,000	517,184
			760,535
Peru - 1.1%
Republic of Peru
1.250%, 03/11/2033	EUR	245,000	158,852
1.950%, 11/17/2036		165,000	103,188
2.783%, 01/23/2031		$150,000	118,768
3.000%, 01/15/2034		315,000	236,520
3.750%, 03/01/2030	EUR	105,000	93,901
5.400%, 08/12/2034	PEN	575,000	107,603
6.150%, 08/12/2032		695,000	143,882
6.350%, 08/12/2028		1,820,000	415,349
6.900%, 08/12/2037		395,000	82,330
6.950%, 08/12/2031		310,000	69,208
8.200%, 08/12/2026		665,000	172,722
			1,702,323
Poland - 0.5%
Republic of Poland
1.750%, 04/25/2032	PLN	1,815,000	232,216
2.750%, 10/25/2029		435,000	65,545
3.250%, 07/25/2025		1,085,000	195,952
3.750%, 05/25/2027		1,900,000	327,296
			821,009
Romania - 1.1%
Republic of Romania
2.000%, 01/28/2032	EUR	155,000	92,915
2.124%, 07/16/2031		150,000	92,683

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania (continued)
Republic of Romania (continued)
2.500%, 02/08/2030	EUR	150,000	$104,384
2.625%, 12/02/2040 (B)		540,000	268,913
2.625%, 12/02/2040		200,000	99,597
3.650%, 09/24/2031	RON	365,000	50,111
3.875%, 10/29/2035	EUR	520,000	347,854
4.000%, 02/14/2051		$226,000	125,438
4.625%, 04/03/2049	EUR	205,000	131,833
4.750%, 10/11/2034	RON	540,000	75,962
5.800%, 07/26/2027		1,130,000	198,692
6.700%, 02/25/2032		305,000	52,757
			1,641,139
Russia - 1.4%
Government of Russia
6.900%, 05/23/2029 (F)	RUB	240,040,000	1,096,528
7.050%, 01/19/2028 (F)		133,185,000	608,403
7.650%, 04/10/2030 (F)		84,090,000	384,132
			2,089,063
Senegal - 0.1%
Republic of Senegal 6.750%, 03/13/2048		$200,000	123,680
Serbia - 0.4%
Republic of Serbia
1.650%, 03/03/2033	EUR	660,000	356,265
2.050%, 09/23/2036		605,000	309,806
			666,071
South Africa - 1.1%
Republic of South Africa
6.250%, 03/31/2036	ZAR	655,000	22,865
8.000%, 01/31/2030		5,710,000	269,143
8.250%, 03/31/2032		4,925,000	223,032
8.500%, 01/31/2037		7,080,000	300,596
8.750%, 01/31/2044		3,220,000	134,398
8.875%, 02/28/2035		12,915,000	580,469
9.000%, 01/31/2040		4,160,000	180,514
			1,711,017
South Korea - 7.8%
Republic of Korea
1.375%, 12/10/2029	KRW	10,736,980,000	6,234,761
2.375%, 12/10/2031		4,545,430,000	2,755,780
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		3,025,430,951	2,006,187
1.750%, 06/10/2028		1,572,089,078	1,103,461
			12,100,189
Spain - 0.7%
Kingdom of Spain 1.000%, 10/31/2050 (B)	EUR	2,020,000	1,075,354
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028 (F)		$200,000	48,978
Thailand - 0.7%
Kingdom of Thailand
1.000%, 06/17/2027	THB	11,055,000	271,856
1.585%, 12/17/2035		11,665,000	241,353
1.600%, 12/17/2029		6,515,000	156,282
2.000%, 12/17/2031 to 06/17/2042		14,955,000	345,929
			1,015,420
Ukraine - 0.1%
Republic of Ukraine 7.253%, 03/15/2035		$520,000	95,501
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 0.7%
United Kingdom of Great Britain, Inflation Linked Gilt
0.125%, 03/22/2051	GBP	443,285	$521,034
0.500%, 03/22/2050		418,015	536,838
			1,057,872
Uruguay - 0.1%
Republic of Uruguay 4.975%, 04/20/2055		$130,000	116,047
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $95,479,002)			$70,528,745
CORPORATE BONDS - 25.8%
Australia - 0.2%
FMG Resources Proprietary, Ltd. 5.875%, 04/15/2030 (B)		100,000	86,982
Macquarie Group, Ltd. 5.491%, (5.491% to 11-9-32, then SOFR + 2.865%), 11/09/2033 (B)		235,000	213,327
			300,309
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (B)		200,000	168,426
Bermuda - 0.1%
Athene Holding, Ltd. 3.500%, 01/15/2031		135,000	108,117
Brazil - 0.1%
Vale Overseas, Ltd. 6.875%, 11/10/2039		110,000	103,279
Canada - 0.3%
Canadian Pacific Railway Company
3.000%, 12/02/2041		20,000	14,165
3.100%, 12/02/2051		20,000	13,129
Enbridge, Inc. 7.625%, (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%), 01/15/2083		32,000	30,854
goeasy, Ltd. 4.375%, 05/01/2026 (B)		40,000	34,900
The Bank of Nova Scotia 4.588%, (4.588% to 5-4-32, then 5 Year CMT + 2.050%), 05/04/2037		370,000	310,225
			403,273
Cayman Islands - 0.2%
Seagate HDD Cayman
3.375%, 07/15/2031		120,000	83,783
5.750%, 12/01/2034		215,000	170,740
			254,523
Chile - 0.2%
Empresa de los Ferrocarriles del Estado 3.830%, 09/14/2061 (B)		245,000	163,844
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	124,000
			287,844
China - 0.2%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027		260,000	54,245
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030		290,000	80,980
KWG Group Holdings, Ltd. 6.000%, 08/14/2026		630,000	90,248
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	19,358

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (F)		$200,000	$12,318
7.375%, 01/13/2026 (F)		200,000	12,490
			269,639
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		27,000	25,031
France - 1.3%
BNP Paribas SA
2.159%, (2.159% to 9-15-28, then SOFR + 1.218%), 09/15/2029 (B)		200,000	156,457
2.871%, (2.871% to 4-19-31, then SOFR + 1.387%), 04/19/2032 (B)		200,000	151,220
Constellium SE 3.125%, 07/15/2029	EUR	120,000	84,019
Credit Agricole Assurances SA 2.000%, 07/17/2030		100,000	75,567
Societe Generale SA
2.889%, (2.889% to 6-9-31, then 1 Year CMT + 1.300%), 06/09/2032 (B)		$200,000	146,100
4.027%, (4.027% to 1-21-42, then 1 Year CMT + 1.900%), 01/21/2043 (B)		210,000	130,088
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (B)		665,000	589,512
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (G)	EUR	470,000	311,078
Valeo 1.000%, 08/03/2028		500,000	374,157
			2,018,198
Germany - 0.4%
Allianz SE 2.121%, (2.121% to 7-8-30, then 3 month EURIBOR + 3.280%), 07/08/2050		100,000	76,283
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027		$150,000	121,674
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033		200,000	129,645
5.625%, (5.625% to 5-19-26, then 5 Year Euro Swap Rate + 6.000%), 05/19/2031	EUR	100,000	93,325
Hannover Rueck SE 1.750%, (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%), 10/08/2040		100,000	74,370
Muenchener Rueckversicherungs-Gesellschaft AG 1.250%, (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%), 05/26/2041		200,000	139,863
			635,160
Ireland - 0.1%
AerCap Ireland Capital DAC 3.300%, 01/30/2032		$305,000	229,381
Italy - 0.3%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	433,226
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Japan - 0.2%
Nissan Motor Company, Ltd. 4.810%, 09/17/2030 (B)		$200,000	$162,036
Rakuten Group, Inc. 4.250%, (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%), 04/22/2027 (G)	EUR	200,000	124,711
			286,747
Kazakhstan - 0.2%
KazMunayGas National Company JSC 6.375%, 10/24/2048		$400,000	278,051
Luxembourg - 0.2%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028	EUR	100,000	72,959
EIG Pearl Holdings Sarl 4.387%, 11/30/2046		$200,000	140,340
Swiss Re Finance Luxembourg SA 2.534%, (2.534% to 4-30-30, then 1 Year EURIBOR ICE Swap Rate + 2.850%), 04/30/2050	EUR	100,000	78,123
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (B)		$105,000	61,950
			353,372
Macau - 0.1%
Wynn Macau, Ltd. 5.625%, 08/26/2028 (B)		330,000	219,820
Malta - 0.1%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (B)		122,000	99,735
7.875%, 05/01/2027 (B)		55,000	49,445
			149,180
Mexico - 0.2%
Petroleos Mexicanos 6.750%, 09/21/2047		225,000	125,438
Trust Fibra Uno 4.869%, 01/15/2030		200,000	152,552
Unifin Financiera SAB de CV 8.375%, 01/27/2028		205,000	22,653
			300,643
Netherlands - 0.8%
ABN AMRO Bank NV 3.324%, (3.324% to 3-13-32, then 5 Year CMT + 1.900%), 03/13/2037 (B)		400,000	285,144
Achmea BV 2.500%, (2.500% to 6-24-29, then 5 Year Euro Swap Rate + 3.650%), 09/24/2039	EUR	135,000	99,869
JAB Holdings BV 4.500%, 04/08/2052 (B)		$250,000	160,800
Prosus NV 2.031%, 08/03/2032	EUR	165,000	103,408
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030		460,000	354,568
Upjohn Finance BV 1.908%, 06/23/2032		145,000	100,491
Wintershall Dea Finance 2 BV 3.000%, (3.000% to 1-20-29, then 5 Year Euro Swap Rate + 3.319% to 1-20-34, then 5 Year Euro Swap Rate + 4.319%), 07/20/2028 (G)		200,000	138,974
			1,243,254

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		$47,000	$43,370
Peru - 0.0%
Southern Copper Corp. 5.250%, 11/08/2042		35,000	30,665
Spain - 0.2%
Banco de Credito Social Cooperativo SA 1.750%, (1.750% to 3-9-27, then 1 Year Euro Swap Rate + 2.150%), 03/09/2028	EUR	200,000	146,027
Telefonica Emisiones SA 5.520%, 03/01/2049		$300,000	238,169
			384,196
Switzerland - 0.7%
Credit Suisse Group AG
4.194%, (4.194% to 4-1-30, then SOFR + 3.730%), 04/01/2031 (B)		250,000	196,641
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (B)		750,000	674,062
UBS Group AG 4.988%, (4.988% to 8-5-32, then 1 Year CMT + 2.400%), 08/05/2033 (B)		200,000	179,701
			1,050,404
United Arab Emirates - 0.1%
MDGH GMTN RSC, Ltd. 1.000%, 03/10/2034	EUR	145,000	103,337
United Kingdom - 1.7%
Anglo American Capital PLC
2.625%, 09/10/2030 (B)		$330,000	254,013
4.750%, 03/16/2052 (B)		200,000	153,200
5.625%, 04/01/2030 (B)		400,000	378,438
Aon Global, Ltd. 3.875%, 12/15/2025		40,000	38,433
AstraZeneca PLC 4.375%, 08/17/2048		26,000	22,695
Barclays PLC
2.667%, (2.667% to 3-10-31, then 1 Year CMT + 1.200%), 03/10/2032		200,000	146,161
5.746%, (5.746% to 8-9-32, then 1 Year CMT + 3.000%), 08/09/2033		200,000	181,689
BAT International Finance PLC 2.250%, 01/16/2030	EUR	100,000	75,699
BP Capital Markets PLC
2.822%, 04/07/2032		100,000	87,778
4.375%, (4.375% to 9-22-25, then 5 Year CMT + 4.036% to 9-22-30, then 5 Year CMT + 4.286% to 9-22-45, then 5 Year CMT + 5.036%), 06/22/2025 (G)		$17,000	15,725
4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (G)		53,000	45,580
Centrica PLC 5.250%, (5.250% to 4-10-25, then 5 Year Pound Sterling Swap Rate + 3.861% to 4-10-45, then 5 Year Pound Sterling Swap Rate + 4.611%), 04/10/2075	GBP	160,000	148,381
HSBC Holdings PLC 5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033		$875,000	778,044
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Standard Chartered PLC 2.678%, (2.678% to 6-29-31, then 1 Year CMT + 1.200%), 06/29/2032 (B)		$200,000	$145,913
Vodafone Group PLC 3.000%, (3.000% to 8-27-30, then 5 Year Euro Swap Rate + 3.477% to 8-27-50, then 5 Year Euro Swap Rate + 4.227%), 08/27/2080	EUR	155,000	112,070
			2,583,819
United States - 17.8%
AbbVie, Inc. 4.250%, 11/21/2049		$35,000	28,097
Adams Homes, Inc. 7.500%, 02/15/2025 (B)		10,000	8,250
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (B)		120,000	116,262
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (B)		61,000	52,569
Altria Group, Inc. 3.125%, 06/15/2031	EUR	100,000	80,040
American Express Company 3.550%, (3.550% to 9-15-26, then 5 Year CMT + 2.854%), 09/15/2026 (G)		$58,000	44,699
American International Group, Inc.
4.375%, 06/30/2050		130,000	104,029
4.500%, 07/16/2044		35,000	28,755
4.750%, 04/01/2048		95,000	81,457
American Tower Corp. 1.000%, 01/15/2032	EUR	100,000	68,981
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		$17,000	14,774
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048		19,000	15,735
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)		62,000	54,740
5.750%, 03/01/2027 (B)		30,000	27,746
Antero Resources Corp. 5.375%, 03/01/2030 (B)		60,000	53,944
Aon Corp. 3.900%, 02/28/2052		155,000	114,885
Apache Corp. 4.375%, 10/15/2028		58,000	50,588
Apple, Inc.
1.200%, 02/08/2028		47,000	39,352
2.650%, 05/11/2050		22,000	14,468
3.950%, 08/08/2052		145,000	121,085
APX Group, Inc. 5.750%, 07/15/2029 (B)		119,000	94,078
Aramark Services, Inc. 6.375%, 05/01/2025 (B)		196,000	192,080
Ardagh Metal Packaging Finance USA LLC 6.000%, 06/15/2027 (B)		200,000	188,341
AssuredPartners, Inc. 5.625%, 01/15/2029 (B)		65,000	50,520
AT&T, Inc.
2.300%, 06/01/2027		32,000	27,969
3.500%, 06/01/2041 to 09/15/2053		72,000	49,163
AutoZone, Inc. 4.750%, 08/01/2032		65,000	60,962
Aviation Capital Group LLC 1.950%, 01/30/2026 (B)		95,000	79,744
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029		44,000	35,756

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (continued)
2.676%, (2.676% to 6-19-40, then SOFR + 1.930%), 06/19/2041	$60,000	$38,751
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	670,000	523,092
3.093%, (3.093% to 10-1-24, then 3 month LIBOR + 1.090%), 10/01/2025	27,000	25,648
4.443%, (4.443% to 1-20-47, then 3 month LIBOR + 1.990%), 01/20/2048	27,000	21,871
4.948%, (4.948% to 7-22-27, then SOFR + 2.040%), 07/22/2028	32,000	30,747
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	250,000	231,913
5.125%, (5.125% to 6-20-24, then 3 month LIBOR + 3.292%), 06/20/2024 (G)	33,000	30,837
BAT Capital Corp.
3.222%, 08/15/2024	47,000	45,226
4.906%, 04/02/2030	46,000	40,615
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (B)	19,000	12,249
5.250%, 01/30/2030 (B)	185,000	69,094
Baxter International, Inc. 2.272%, 12/01/2028	45,000	37,159
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (B)	59,000	40,141
Belo Corp. 7.250%, 09/15/2027	93,000	90,908
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	16,003
Biogen, Inc. 2.250%, 05/01/2030	35,000	27,561
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)	675,000	575,438
Blue Racer Midstream LLC 7.625%, 12/15/2025 (B)	10,000	9,600
Bon Secours Mercy Health, Inc.
2.095%, 06/01/2031	23,000	17,894
3.205%, 06/01/2050	20,000	13,763
Booz Allen Hamilton, Inc. 4.000%, 07/01/2029 (B)	75,000	64,167
Boston Scientific Corp. 4.700%, 03/01/2049	5,000	4,377
BP Capital Markets America, Inc. 2.721%, 01/12/2032	40,000	32,496
Brandywine Operating Partnership LP 4.550%, 10/01/2029	22,000	19,605
Brixmor Operating Partnership LP 3.900%, 03/15/2027	32,000	29,106
Broadcom Corp. 3.875%, 01/15/2027	74,000	68,071
Broadcom, Inc.
3.419%, 04/15/2033 (B)	40,000	30,529
4.300%, 11/15/2032	189,000	158,691
Buckeye Partners LP 5.850%, 11/15/2043	195,000	144,446
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	160,000	122,742
5.000%, 03/01/2030 (B)	520,000	442,000
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (B)	244,000	233,041
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Carnival Corp.
6.000%, 05/01/2029 (B)	$151,000	$99,142
7.625%, 03/01/2026 (B)	111,000	84,360
CCO Holdings LLC
4.500%, 06/01/2033 (B)	41,000	30,290
5.375%, 06/01/2029 (B)	169,000	147,929
Celanese US Holdings LLC 6.330%, 07/15/2029	40,000	37,281
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	38,345
CenterPoint Energy, Inc. 6.125%, (6.125% to 9-1-23, then 3 month LIBOR + 3.270%), 09/01/2023 (G)	33,000	31,036
Charter Communications Operating LLC
3.700%, 04/01/2051	40,000	24,242
5.250%, 04/01/2053	270,000	206,754
5.375%, 05/01/2047	130,000	100,559
Cheniere Energy Partners LP 3.250%, 01/31/2032	70,000	53,750
Cinemark USA, Inc. 5.250%, 07/15/2028 (B)	55,000	42,300
Citigroup, Inc.
3.106%, (3.106% to 4-8-25, then SOFR + 2.842%), 04/08/2026	69,000	64,672
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	22,000	19,737
5.300%, 05/06/2044	12,000	10,460
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (B)	10,000	9,099
8.750%, 04/15/2030 (B)	155,000	128,190
CMS Energy Corp. 4.750%, (4.750% to 3-1-30, then 5 Year CMT + 4.116%), 06/01/2050	53,000	44,785
Coherent Corp. 5.000%, 12/15/2029 (B)	44,000	36,397
Comcast Corp.
2.800%, 01/15/2051	12,000	7,350
3.750%, 04/01/2040	42,000	33,017
CommonSpirit Health
2.782%, 10/01/2030	45,000	35,914
3.817%, 10/01/2049	115,000	83,475
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	142,313
Community Health Systems, Inc. 4.750%, 02/15/2031 (B)	25,000	16,813
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (B)	75,000	58,855
Condor Merger Sub, Inc. 7.375%, 02/15/2030 (B)	33,000	26,980
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	65,000	43,129
Constellation Brands, Inc. 3.150%, 08/01/2029	55,000	47,248
Corebridge Financial, Inc.
3.850%, 04/05/2029	30,000	26,440
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052 (B)	73,000	66,755
CSX Corp. 4.500%, 11/15/2052	130,000	109,192

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CubeSmart LP 2.500%, 02/15/2032	$45,000	$33,674
CVS Health Corp.
4.780%, 03/25/2038	20,000	17,534
5.050%, 03/25/2048	22,000	19,375
Dave & Buster's, Inc. 7.625%, 11/01/2025 (B)	40,000	39,400
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	120,000	74,156
Discovery Communications LLC 5.000%, 09/20/2037	22,000	17,405
Dollar General Corp.
3.500%, 04/03/2030	25,000	21,927
5.000%, 11/01/2032	30,000	28,852
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	12,000	11,933
6.625%, 02/01/2032	12,000	12,855
Dominion Energy, Inc. 4.650%, (4.650% to 12-15-24, then 5 Year CMT + 2.993%), 12/15/2024 (G)	52,000	45,799
Duke Energy Corp.
3.300%, 06/15/2041	27,000	18,830
4.875%, (4.875% to 9-16-24, then 5 Year CMT + 3.388%), 09/16/2024 (G)	52,000	46,605
5.000%, 08/15/2052	120,000	102,270
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (B)	72,000	67,860
Eaton Corp. 4.700%, 08/23/2052	270,000	237,149
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (G)	38,000	31,255
Elanco Animal Health, Inc. 6.400%, 08/28/2028	35,000	30,898
Elevance Health, Inc. 2.250%, 05/15/2030	29,000	23,394
Embarq Corp. 7.995%, 06/01/2036	66,000	33,000
Energy Transfer LP
4.200%, 04/15/2027	15,000	13,872
4.750%, 01/15/2026	22,000	21,197
5.000%, 05/15/2050	10,000	7,816
EnLink Midstream LLC 5.625%, 01/15/2028 (B)	114,000	106,590
EnLink Midstream Partners LP 5.450%, 06/01/2047	71,000	51,863
Enterprise Products Operating LLC 5.908%, (3 month LIBOR + 2.986%), 08/16/2077 (H)	35,000	31,938
EPR Properties 4.500%, 04/01/2025	45,000	42,307
EQT Corp.
3.900%, 10/01/2027	65,000	59,150
5.700%, 04/01/2028 (A)	5,000	4,902
Evergy Metro, Inc.
3.650%, 08/15/2025	47,000	45,391
4.200%, 03/15/2048	10,000	8,108
Fidelity National Information Services, Inc. 5.625%, 07/15/2052	235,000	208,316
Fifth Third Bancorp 4.500%, (4.500% to 9-30-25, then 5 Year CMT + 4.215%), 09/30/2025 (G)	17,000	15,639
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
FirstCash, Inc.
4.625%, 09/01/2028 (B)	$616,000	$515,654
5.625%, 01/01/2030 (B)	175,000	149,625
Flex, Ltd. 4.875%, 05/12/2030	100,000	90,137
Fortune Brands Home & Security, Inc. 4.500%, 03/25/2052	120,000	82,489
Freedom Mortgage Corp. 7.625%, 05/01/2026 (B)	70,000	52,276
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (B)	84,000	75,283
6.000%, 01/15/2030 (B)	139,000	109,202
6.750%, 05/01/2029 (B)	169,000	139,425
General Electric Company 6.623%, (3 month LIBOR + 3.330%), 12/15/2022 (G)(H)	17,000	15,898
General Motors Company 5.600%, 10/15/2032	235,000	209,772
General Motors Financial Company, Inc.
2.400%, 04/10/2028	47,000	37,591
4.350%, 01/17/2027	34,000	31,521
Glatfelter Corp. 4.750%, 11/15/2029 (B)	245,000	140,875
Global Payments, Inc.
4.150%, 08/15/2049	10,000	6,857
5.950%, 08/15/2052	125,000	110,130
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (B)	400,000	308,238
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	115,000	92,599
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (B)	50,000	45,997
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (B)	119,171	105,108
Hess Corp. 5.800%, 04/01/2047	137,000	122,347
Hightower Holding LLC 6.750%, 04/15/2029 (B)	120,000	97,894
Home Point Capital, Inc. 5.000%, 02/01/2026 (B)	360,000	225,450
HUB International, Ltd.
5.625%, 12/01/2029 (B)	85,000	70,975
7.000%, 05/01/2026 (B)	84,000	79,667
Humana, Inc. 4.875%, 04/01/2030	25,000	23,979
IBM Corp. 4.900%, 07/27/2052	115,000	100,630
Intel Corp.
3.050%, 08/12/2051	15,000	9,630
4.900%, 08/05/2052	210,000	185,448
5.050%, 08/05/2062	195,000	168,784
Intercontinental Exchange, Inc.
4.350%, 06/15/2029	48,000	45,400
4.950%, 06/15/2052	40,000	35,509
JPMorgan Chase & Co.
3.109%, (3.109% to 4-22-50, then SOFR + 2.440%), 04/22/2051	15,000	9,470
3.882%, (3.882% to 7-24-37, then 3 month LIBOR + 1.360%), 07/24/2038	27,000	21,087
4.565%, (4.565% to 6-14-29, then SOFR + 1.750%), 06/14/2030	33,000	30,410
4.586%, (4.586% to 4-26-32, then SOFR + 1.800%), 04/26/2033	130,000	116,976

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co. (continued)
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	$940,012	$866,810
5.500%, 10/15/2040	27,000	25,328
6.125%, (6.125% to 4-30-24, then 3 month LIBOR + 3.330%), 04/30/2024 (G)	32,000	30,922
Kraft Heinz Foods Company 4.875%, 10/01/2049	10,000	8,242
Kyndryl Holdings, Inc.
3.150%, 10/15/2031	105,000	70,405
4.100%, 10/15/2041	60,000	33,572
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (B)	77,000	62,001
4.750%, 06/15/2029 (B)	110,000	82,352
5.250%, 10/01/2025 (B)	130,000	119,600
LBM Acquisition LLC 6.250%, 01/15/2029 (B)	74,000	50,135
LD Holdings Group LLC
6.125%, 04/01/2028 (B)	163,000	84,787
6.500%, 11/01/2025 (B)	75,000	45,017
Lear Corp. 3.800%, 09/15/2027	7,000	6,388
Lennar Corp. 4.750%, 11/29/2027	154,000	142,188
LFS Topco LLC 5.875%, 10/15/2026 (B)	50,000	39,751
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (B)	130,000	82,112
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	39,000	30,130
4.300%, 02/01/2061 (B)	235,000	147,519
5.500%, 06/15/2052 (B)	202,000	174,121
Lowe's Companies, Inc. 5.625%, 04/15/2053	370,000	342,180
LYB International Finance III LLC 3.800%, 10/01/2060	155,000	97,643
M/I Homes, Inc. 3.950%, 02/15/2030	100,000	73,062
Medline Borrower LP
3.875%, 04/01/2029 (B)	60,000	48,101
5.250%, 10/01/2029 (B)	207,000	156,285
Meta Platforms, Inc.
4.450%, 08/15/2052 (B)	130,000	106,091
4.650%, 08/15/2062 (B)	125,000	100,697
MetLife, Inc.
3.850%, (3.850% to 9-15-25, then 5 Year CMT + 3.576%), 09/15/2025 (G)	52,000	46,519
5.000%, 07/15/2052	40,000	36,462
Microsoft Corp. 3.450%, 08/08/2036	27,000	23,644
MidAmerican Energy Company 3.150%, 04/15/2050	9,000	6,119
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (B)	60,000	51,273
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	22,000	20,249
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	165,000	118,244
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	42,000	36,298
3.950%, 04/23/2027	12,000	11,151
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
4.889%, (4.889% to 7-20-32, then SOFR + 2.076%), 07/20/2033		$125,000	$115,820
MPLX LP 4.950%, 09/01/2032		50,000	45,424
MSCI, Inc.
3.625%, 09/01/2030 (B)		115,000	94,622
3.875%, 02/15/2031 (B)		160,000	134,714
Mylan, Inc. 5.200%, 04/15/2048		120,000	82,580
Nabors Industries, Inc. 7.375%, 05/15/2027 (B)		45,000	41,533
Nasdaq, Inc. 0.900%, 07/30/2033	EUR	100,000	65,952
National Rural Utilities Cooperative Finance Corp. 4.750%, (4.750% to 4-30-23, then 3 month LIBOR + 2.910%), 04/30/2043		$34,000	30,935
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (B)		290,000	210,308
5.750%, 11/15/2031 (B)		465,000	341,019
NCL Corp., Ltd. 7.750%, 02/15/2029 (B)		138,000	104,149
Nestle Holdings, Inc. 4.700%, 01/15/2053 (B)		245,000	228,709
Netflix, Inc. 4.625%, 05/15/2029	EUR	100,000	91,386
New York Life Global Funding 3.600%, 08/05/2025 (B)		$40,000	38,719
Nielsen Finance LLC 4.500%, 07/15/2029 (B)		155,000	154,314
NMG Holding Company, Inc. 7.125%, 04/01/2026 (B)		195,000	179,176
Nordstrom, Inc. 2.300%, 04/08/2024		35,000	32,550
Northern States Power Company 2.600%, 06/01/2051		7,000	4,353
Northwestern Mutual Global Funding 4.350%, 09/15/2027 (B)		25,000	24,138
NortonLifeLock, Inc.
6.750%, 09/30/2027 (B)		20,000	19,191
7.125%, 09/30/2030 (B)		20,000	19,344
Novelis Corp. 4.750%, 01/30/2030 (B)		110,000	90,200
Occidental Petroleum Corp.
4.500%, 07/15/2044		62,000	51,778
6.450%, 09/15/2036		98,000	98,000
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030		52,000	44,596
OneMain Finance Corp. 6.625%, 01/15/2028		50,000	42,900
Open Text Holdings, Inc. 4.125%, 02/15/2030 to 12/01/2031 (B)		235,000	182,214
Oracle Corp. 6.500%, 04/15/2038		50,000	47,552
O'Reilly Automotive, Inc. 4.700%, 06/15/2032		35,000	32,752
OT Merger Corp. 7.875%, 10/15/2029 (B)		130,000	88,075
Pacific Gas & Electric Company
4.950%, 07/01/2050		53,000	38,792
5.900%, 06/15/2032		125,000	113,990
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)(F)		36,000	28,441

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Paramount Global
4.375%, 03/15/2043		$135,000	$89,957
4.950%, 05/19/2050		115,000	81,725
5.250%, 04/01/2044		22,000	16,438
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (B)		430,000	306,291
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (B)		37,000	36,928
Performance Food Group, Inc. 4.250%, 08/01/2029 (B)		60,000	49,956
Philip Morris International, Inc. 1.450%, 08/01/2039	EUR	390,000	213,464
Plains All American Pipeline LP 3.800%, 09/15/2030		$59,000	49,472
Post Holdings, Inc. 4.625%, 04/15/2030 (B)		190,000	156,038
Presidio Holdings, Inc. 8.250%, 02/01/2028 (B)		255,000	219,743
Prestige Brands, Inc. 3.750%, 04/01/2031 (B)		115,000	89,344
Prudential Financial, Inc.
5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052		18,000	15,605
6.000%, (6.000% to 6-1-32, then 5 Year CMT + 3.234%), 09/01/2052		33,000	30,809
Qualcomm, Inc. 4.500%, 05/20/2052		20,000	17,152
Range Resources Corp.
4.750%, 02/15/2030 (B)		15,000	13,008
8.250%, 01/15/2029		5,000	5,088
Reynolds American, Inc.
4.850%, 09/15/2023		22,000	21,936
5.850%, 08/15/2045		580,000	454,947
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (B)		104,000	79,560
11.625%, 08/15/2027 (B)		21,000	19,110
Royalty Pharma PLC 3.300%, 09/02/2040		21,000	14,088
S&P Global, Inc. 2.700%, 03/01/2029 (B)		10,000	8,647
Salesforce, Inc. 2.700%, 07/15/2041		32,000	22,030
San Diego Gas & Electric Company 3.320%, 04/15/2050		22,000	15,269
Santander Holdings USA, Inc. 3.450%, 06/02/2025		37,000	34,635
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (B)		65,000	49,239
Sempra Energy 4.875%, (4.875% to 10-15-25, then 5 Year CMT + 4.550%), 10/15/2025 (G)		49,000	45,570
Signal Parent, Inc. 6.125%, 04/01/2029 (B)		212,000	102,877
Southern California Edison Company 4.875%, 03/01/2049		20,000	16,715
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (B)		25,000	23,625
SRS Distribution, Inc. 6.125%, 07/01/2029 (B)		80,000	64,248
Standard Industries, Inc.
3.375%, 01/15/2031 (B)		318,000	223,649
4.375%, 07/15/2030 (B)		392,000	299,880
Stellantis Finance US, Inc. 6.375%, 09/12/2032 (B)		245,000	226,650
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
STL Holding Company LLC 7.500%, 02/15/2026 (B)	$100,000	$84,750
Sutter Health 4.091%, 08/15/2048	105,000	84,588
Sysco Corp. 6.600%, 04/01/2040	140,000	147,060
Targa Resources Corp.
4.200%, 02/01/2033	40,000	33,312
6.250%, 07/01/2052	20,000	18,169
Targa Resources Partners LP 4.875%, 02/01/2031	112,000	96,320
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030 (B)	225,000	181,621
Terex Corp. 5.000%, 05/15/2029 (B)	200,000	171,647
The Boeing Company 5.805%, 05/01/2050	30,000	26,070
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (B)	215,000	156,934
The Charles Schwab Corp. 4.000%, (4.000% to 6-1-26, then 5 Year CMT + 3.168%), 06/01/2026 (G)	76,000	62,336
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (B)	190,000	156,750
The Gap, Inc.
3.625%, 10/01/2029 (B)	183,000	118,950
3.875%, 10/01/2031 (B)	347,000	220,594
The Goldman Sachs Group, Inc.
3.102%, (3.102% to 2-24-32, then SOFR + 1.410%), 02/24/2033	300,000	238,276
3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (G)	41,000	31,468
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	42,000	39,417
4.800%, 07/08/2044	19,000	15,737
The Hertz Corp. 5.000%, 12/01/2029 (B)	109,000	81,069
The Home Depot, Inc.
2.375%, 03/15/2051	2,000	1,170
4.950%, 09/15/2052	180,000	169,213
The PNC Financial Services Group, Inc. 5.000%, (5.000% to 11-1-26, then 3 month LIBOR + 3.300%), 11/01/2026 (G)	35,000	30,492
The Sherwin-Williams Company 4.550%, 08/01/2045	30,000	23,841
The Southern Company
3.700%, 04/30/2030	15,000	13,202
4.000%, (4.000% to 10-15-25, then 5 Year CMT + 3.733%), 01/15/2051	35,000	31,367
The Toledo Hospital 5.750%, 11/15/2038	100,000	91,100
The William Carter Company 5.625%, 03/15/2027 (B)	393,000	367,431
T-Mobile USA, Inc.
3.375%, 04/15/2029	121,000	104,542
3.750%, 04/15/2027	32,000	29,531
TopBuild Corp. 3.625%, 03/15/2029 (B)	90,000	71,054
TransDigm, Inc. 6.250%, 03/15/2026 (B)	195,000	189,150
Tri Pointe Homes, Inc. 5.700%, 06/15/2028	210,000	178,638

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Truist Financial Corp. 5.125%, (5.125% to 12-15-27, then 3 month LIBOR + 2.786%), 12/15/2027 (G)		$27,000	$21,870
U.S. Steel Corp. 6.875%, 03/01/2029 (I)		71,000	64,528
United Natural Foods, Inc. 6.750%, 10/15/2028 (B)		159,000	145,421
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (B)		659,000	500,840
UnitedHealth Group, Inc.
3.750%, 10/15/2047		27,000	20,733
4.750%, 05/15/2052		125,000	111,801
Unum Group 4.125%, 06/15/2051		155,000	103,284
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (B)		118,000	97,877
Verizon Communications, Inc.
2.100%, 03/22/2028		37,000	31,236
3.400%, 03/22/2041		22,000	16,063
4.000%, 03/22/2050		10,000	7,635
4.016%, 12/03/2029		69,000	62,664
VICI Properties LP
4.125%, 08/15/2030 (B)		37,000	30,903
5.625%, 05/15/2052		30,000	24,822
Walmart, Inc. 4.500%, 09/09/2052		130,000	121,886
Warnermedia Holdings, Inc.
3.755%, 03/15/2027 (B)		50,000	44,735
4.054%, 03/15/2029 (B)		36,000	31,093
5.050%, 03/15/2042 (B)		32,000	23,944
5.141%, 03/15/2052 (B)		281,000	204,236
5.391%, 03/15/2062 (B)		180,000	130,484
Wells Fargo & Company
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028		40,000	38,149
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033		665,000	613,086
Western Midstream Operating LP 4.300%, 02/01/2030		113,000	96,644
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	25,165
Zoetis, Inc. 3.000%, 05/15/2050		27,000	17,699
			27,507,166
TOTAL CORPORATE BONDS (Cost $48,159,543)			$39,770,430
CONVERTIBLE BONDS - 2.4%
China - 0.3%
NIO, Inc. 0.500%, 02/01/2027		485,000	361,568
Smart Insight International, Ltd. 4.500%, 12/05/2023	HKD	2,000,000	105,737
			467,305
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon 0.000%, 09/15/2025		$24,000	26,124
Italy - 0.0%
Nexi SpA 1.750%, 04/24/2027	EUR	100,000	80,506
Luxembourg - 0.1%
Arrival SA 3.500%, 12/01/2026 (B)		$515,000	155,273
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Singapore - 0.2%
Sea, Ltd. 0.250%, 09/15/2026	$370,000	$256,225
United Kingdom - 0.3%
Endeavour Mining Corp. 3.000%, 02/15/2023	400,000	398,760
United States - 1.5%
Airbnb, Inc. 5.532%, 03/15/2026 (C)	44,000	36,432
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	60,000	116,641
Bandwidth, Inc.
0.250%, 03/01/2026	25,000	16,175
0.500%, 04/01/2028	90,000	52,335
Beyond Meat, Inc. 30.719%, 03/15/2027 (C)	130,000	38,740
Block, Inc. 0.125%, 03/01/2025	17,000	15,406
Bloomin' Brands, Inc. 5.000%, 05/01/2025	12,000	20,370
Ceridian HCM Holding, Inc. 0.250%, 03/15/2026	44,000	35,486
DraftKings Holdings, Inc. 8.230%, 03/15/2028 (C)	119,000	76,807
Etsy, Inc. 0.125%, 10/01/2026	15,000	19,995
Exact Sciences Corp. 0.375%, 03/01/2028	95,000	60,088
FTI Consulting, Inc. 2.000%, 08/15/2023	17,000	28,043
JetBlue Airways Corp. 0.500%, 04/01/2026	342,000	242,820
John Bean Technologies Corp. 0.250%, 05/15/2026	44,000	36,388
NCL Corp., Ltd. 2.500%, 02/15/2027 (B)	23,000	15,065
NuVasive, Inc. 0.375%, 03/15/2025	170,000	148,219
Pebblebrook Hotel Trust 1.750%, 12/15/2026	43,000	36,679
Pegasystems, Inc. 0.750%, 03/01/2025	80,000	64,300
Penn Entertainment, Inc. 2.750%, 05/15/2026	10,000	13,995
Pioneer Natural Resources Company 0.250%, 05/15/2025	18,000	38,988
Redfin Corp. 0.500%, 04/01/2027	100,000	48,707
Repay Holdings Corp. 10.866%, 02/01/2026 (B)(C)	475,000	334,875
Royal Caribbean Cruises, Ltd. 6.000%, 08/15/2025 (B)	71,000	74,799
Shift4 Payments, Inc. 0.500%, 08/01/2027	370,000	282,356
Snap, Inc. 0.125%, 03/01/2028 (B)	470,000	314,900
Southwest Airlines Company 1.250%, 05/01/2025	25,000	28,538
Splunk, Inc. 1.125%, 06/15/2027	39,000	30,684
The Middleby Corp. 1.000%, 09/01/2025	84,000	95,802
Uber Technologies, Inc. 5.894%, 12/15/2025 (C)	44,000	36,516

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Workday, Inc. 0.250%, 10/01/2022	$35,000	$37,905
		2,398,054
TOTAL CONVERTIBLE BONDS (Cost $5,112,060)		$3,782,247
MUNICIPAL BONDS - 3.8%
United States - 3.8%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	50,351
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	370,302
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	61,755
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	81,678
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	56,395
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	103,177
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	239,681
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	192,600
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.365%, 02/01/2042	95,000	80,363
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.445%, 02/01/2047	100,000	82,961
City of Tampa (Florida) 5.241%, 09/01/2036 (C)	100,000	48,602
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	447,625
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	73,649
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	110,065
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	158,672
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	145,149
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	106,284
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	37,357
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	99,405
Dallas Fort Worth International Airport (Texas) 4.087%, 11/01/2051	50,000	41,288
District of Columbia 3.432%, 04/01/2042	405,000	299,909
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	$190,000	$132,518
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	50,000	52,368
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	100,000	102,579
Iowa Finance Authority 3.250%, 07/01/2050	50,000	48,038
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	103,875
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	15,887
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	103,684
New Jersey Educational Facilities Authority 5.000%, 03/01/2032	105,000	118,862
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	42,251
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	67,822
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	57,073
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	229,736
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	144,113
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	130,539
Port of Seattle (Washington) 5.000%, 04/01/2039	190,000	192,256
Port of Seattle (Washington) 5.000%, 10/01/2031	100,000	103,650
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/2053	140,000	123,396
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042	25,000	18,940
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048	75,000	56,758
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	325,000	324,196
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039	160,000	142,859
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051	155,000	99,625

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		$100,000	$91,831
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	302,166
State of Illinois, GO 5.100%, 06/01/2033		40,000	38,102
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	143,523
Wisconsin Center District 4.173%, 12/15/2050		65,000	50,216
TOTAL MUNICIPAL BONDS (Cost $7,232,916)			$5,924,131
TERM LOANS (J) - 5.0%
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (3 month EURIBOR + 2.750%) 3.027%, 02/09/2028	EUR	140,000	121,686
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 5.615%, 02/01/2024		$200,000	197,250
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 7.424%, 10/01/2026		98,252	91,184
			288,434
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.571%, 02/06/2027	EUR	155,000	138,283
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.250%) 3.753%, 07/20/2026		155,000	137,097
United States - 4.5%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 1 month LIBOR + 3.250%) 6.250%, 07/10/2028		$99,028	93,405
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 4.865%, 03/11/2025		125,000	120,625
Aretec Group, Inc., 2018 Term Loan (1 month SOFR + 4.250%) 7.384%, 10/01/2025		194,444	190,394
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%) 7.174%, 03/06/2025		98,750	79,938
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 6.365%, 12/23/2026		145,970	123,437
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%) 8.365%, 01/31/2028		145,000	108,750
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 5.365%, 11/08/2027		142,686	138,606
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%) 6.382%, 03/11/2028		168,300	158,623
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%) 5.615%, 06/07/2028	$173,127	$164,182
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%) 6.615%, 07/21/2025	95,294	93,755
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028	163,763	142,747
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 4.870%, 02/01/2027	146,231	140,503
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 6.365%, 04/30/2026	169,891	160,335
Core & Main LP, 2021 Term Loan B (1 and 3 month LIBOR + 2.500%) 5.168%, 07/27/2028	244,335	233,035
Crocs, Inc., Term Loan B (3 month SOFR + 3.500%) 6.480%, 02/20/2029	276,500	259,564
Dcert Buyer, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%) 6.903%, 10/16/2026	195,000	185,576
DT Midstream, Inc., Term Loan B (1 month LIBOR + 2.000%) 5.125%, 06/26/2028	51,913	51,894
EG America LLC, 2021 Term Loan (3 month LIBOR + 4.250%) 7.924%, 03/31/2026	99,007	92,242
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 4.314%, 08/01/2027	106,222	100,845
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%) 6.365%, 07/30/2027	133,356	124,646
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%) 6.642%, 07/21/2028	83,365	77,022
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%) 6.642%, 07/21/2028	31,005	28,646
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 7.674%, 10/01/2027	112,988	107,423
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 6.865%, 03/06/2028	275,121	253,524
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%) 5.615%, 05/30/2028	123,438	116,186
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.766%, 04/25/2025	243,020	233,351
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 6.615%, 07/01/2024	161,633	156,158
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 5.695%, 12/15/2027	197,492	184,655
LBM Acquisition LLC, Term Loan B (6 month LIBOR + 3.750%) 7.121%, 12/17/2027	202,601	176,364
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%) 6.362%, 03/01/2029	129,675	117,934

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 6.365%, 10/23/2028	$203,975	$187,210
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 6.274%, 09/13/2024	98,987	94,087
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%) 6.211%, 10/05/2028	99,248	96,116
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%) 7.424%, 03/31/2027	121,938	106,848
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%) 7.674%, 06/02/2028	118,800	109,363
Proampac PG Borrower LLC, 2020 Term Loan (1, 2 and 3 month LIBOR + 3.750%) 6.356%, 11/03/2025	273	261
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%) 5.740%, 02/01/2027	194,500	186,395
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%) 6.365%, 12/31/2025	95,218	89,981
Shutterfly LLC, 2021 Term Loan (1 month LIBOR + 5.000%) 8.115%, 09/25/2026	99,000	61,468
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%) 6.615%, 04/03/2028	197,500	144,916
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%) 6.306%, 06/02/2028	153,450	141,301
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 4.865%, 04/16/2025	98,257	94,905
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 4.865%, 04/16/2025	79,764	77,044
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%) 6.510%, 08/31/2026	96,740	91,661
Tecta America Corp., 2021 Term Loan (1 month LIBOR + 4.250%) 7.365%, 04/10/2028	128,375	121,635
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 6.330%, 02/06/2026	202,585	195,545
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%) 7.924%, 04/15/2028	128,375	102,957
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%) 5.924%, 05/30/2025	194,500	186,339
UFC Holdings LLC, 2021 Term Loan B (3 month LIBOR + 2.750%) 5.520%, 04/29/2026	181,066	173,673
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 6.865%, 05/04/2026	146,231	139,102
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 2.750%) 6.424%, 05/16/2024	121,795	118,344
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%) 6.068%, 01/31/2029	$145,000	$140,106
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 6.620%, 04/13/2028	94,500	65,737
		6,939,359
TOTAL TERM LOANS (Cost $8,237,011)		$7,624,859
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Commercial and residential - 1.6%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (B)(K)	180,000	158,293
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (B)(K)	125,000	119,446
BANK
Series 2021-BN35, Class XA IO, 1.154%, 06/15/2064	1,323,474	80,152
Series 2021-BN37, Class XA IO, 0.712%, 11/15/2064	997,061	34,509
Benchmark Mortgage Trust, Series 2019-B10, Class XA IO, 1.385%, 03/15/2062	563,614	30,359
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (B)(K)	180,000	164,912
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (B)(K)	100,000	90,073
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 5.568%, 10/15/2037 (B)(H)	201,160	186,216
BX Trust, Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 4.318%, 01/15/2034 (B)(H)	55,000	51,553
Commercial Mortgage Trust (Deutsche Bank AG), Series 2020-SBX, Class D, 2.398%, 01/10/2038 (B)(K)	100,000	85,637
Credit Suisse Mortgage Trust, Series 2020-NET, Class D, 3.828%, 08/15/2037 (B)(K)	100,000	88,863
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	21,779
LHOME Mortgage Trust, Series 2021-RTL2, Class A1 (2.090% to 1-25-24, then 3.090% thereafter), 2.090%, 06/25/2026 (B)	155,000	146,558
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (1 month SOFR + 1.364%), 3.650%, 07/15/2035 (B)(H)	100,000	94,006
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.276%, 12/15/2048 (K)	283,000	280,260
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 5.418%, 11/15/2034 (B)(H)	177,000	173,451
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (B)	230,000	216,756

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC, Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (B)	$117,986	$106,115
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 4.584%, 11/25/2036 (B)(H)	55,000	53,005
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (B)(K)	82,560	77,060
Verus Securitization Trust, Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (B)(K)	100,000	95,955
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (B)(K)	16,870	15,416
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.987%, 06/15/2044 (B)(K)	107,382	107,120
		2,477,494
U.S. Government Agency - 2.6%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 5.281%, 12/25/2050 (B)(H)	35,000	32,359
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 8.834%, 07/25/2050 (B)(H)	195,000	200,648
Series 2021-DNA2, Class M2 (1 month SOFR + 2.300%), 4.581%, 08/25/2033 (B)(H)	155,000	150,161
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 3.781%, 10/25/2041 (B)(H)	188,000	170,610
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 4.531%, 08/25/2033 (B)(H)	185,000	169,516
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 4.381%, 09/25/2041 (B)(H)	355,000	298,200
Series 2021-HQA4, Class M2 (1 month SOFR + 2.350%), 4.631%, 12/25/2041 (B)(H)	210,000	178,500
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%), 5.681%, 01/25/2042 (B)(H)	175,000	151,496
Series 2022-DNA1, Class M2 (1 month SOFR + 2.500%), 4.781%, 01/25/2042 (B)(H)	185,000	161,412
Series 2022-DNA2, Class M2 (1 month SOFR + 3.750%), 6.031%, 02/25/2042 (B)(H)	150,000	137,063
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 5.181%, 04/25/2042 (B)(H)	60,000	56,625
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%), 9.031%, 06/25/2042 (B)(H)	75,000	75,188
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 5.781%, 03/25/2042 (B)(H)	20,000	19,138
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 7.531%, 03/25/2042 (B)(H)	$560,000	$515,225
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 5.831%, 08/25/2042 (B)(H)	60,000	56,253
Series 324, Class C18 IO, 4.000%, 12/15/2033	243,832	28,928
Series 4446, Class BI IO, 6.500%, 04/15/2039	99,490	20,711
Series K066, Class X1 IO, 0.887%, 06/25/2027	1,237,563	35,100
Series K100, Class X3 IO, 1.936%, 11/25/2047	275,000	27,380
Series K103, Class X1 IO, 0.758%, 11/25/2029	1,022,780	37,404
Series K106, Class X3 IO, 1.986%, 03/25/2048	490,000	52,585
Series K115, Class X3 IO, 3.060%, 09/25/2048	147,298	25,387
Series K116, Class X3 IO, 3.125%, 09/25/2047	223,880	39,766
Series K122, Class X1 IO, 0.973%, 11/25/2030	99,739	5,370
Series K129, Class X3 IO, 3.281%, 05/25/2031	165,000	33,142
Series K737, Class X1 IO, 0.752%, 10/25/2026	492,354	9,821
Series K738, Class X1 IO, 1.628%, 01/25/2027	648,677	33,112
Series K740, Class X3 IO, 2.567%, 11/25/2047	135,000	13,537
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	11,310
Series Q014, Class X IO, 2.795%, 10/25/2055	157,531	29,868
Federal National Mortgage Association
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 7.084%, 08/25/2030 (H)	60,000	59,921
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 7.334%, 01/25/2031 (H)	230,000	233,206
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 7.184%, 07/25/2039 (B)(H)	105,465	104,402
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 6.084%, 01/25/2040 (B)(H)	152,000	135,444
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	148,702	23,334
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%), 6.781%, 01/25/2042 (B)(H)	175,000	156,406
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 8.531%, 03/25/2042 (B)(H)	69,000	66,131
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 5.781%, 03/25/2042 (B)(H)	59,000	56,050

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%), 7.531%, 03/25/2042 (B)(H)	$165,000	$151,605
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%), 6.781%, 04/25/2042 (B)(H)	70,000	66,256
Series 410, Class C8 IO, 4.000%, 04/25/2032	151,282	16,873
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	146,859	27,759
Series 2017-130, Class IO, 4.500%, 02/20/2040	151,809	26,360
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	129,109	24,284
		3,923,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,708,984)		$6,401,340
ASSET BACKED SECURITIES - 4.1%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 4.418%, 08/15/2034 (B)(H)	110,000	105,624
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR2 (3 month LIBOR + 2.000%), 4.793%, 10/28/2034 (B)(H)	250,000	224,356
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class E (3 month LIBOR + 6.900%), 9.610%, 01/20/2032 (B)(H)	250,000	212,159
Series 2022-3A, Class D (3 month CME Term SOFR + 3.700%), 4.835%, 07/17/2035 (B)(H)	250,000	222,900
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month LIBOR + 7.020%), 9.532%, 01/15/2033 (B)(H)	250,000	214,978
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 6.055%, 08/15/2031 (B)(H)	250,000	215,616
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (B)	124,375	111,028
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (B)	100,000	86,048
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (B)	170,000	145,967
Elmwood CLO VII, Ltd., Series 2020-4A, Class C (3 month LIBOR + 2.250%), 4.990%, 01/17/2034 (B)(H)	250,000	229,786
Flagship Credit Auto Trust
Series 2021-3, Class C, 1.460%, 09/15/2027 (B)	350,000	320,201
Series 2021-3, Class D, 1.650%, 09/15/2027 (B)	112,000	98,844
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 4.112%, 10/15/2030 (B)(H)	$280,000	$266,306
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.650%), 4.468%, 07/15/2039 (B)(H)	100,000	92,382
Hertz Vehicle Financing LLC, Series 2022-4A, Class C, 4.610%, 09/25/2026 (B)	125,000	118,085
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (B)	24,474	22,259
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (B)	152,177	140,748
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (B)	205,531	171,730
JFIN CLO, Ltd., Series 2016-1A, Class DR (3 month LIBOR + 3.400%), 6.169%, 10/27/2028 (B)(H)	175,000	158,313
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 4.290%, 10/16/2030 (B)(H)	282,000	266,559
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (B)	85,000	78,995
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 4.360%, 07/20/2030 (B)(H)	250,000	236,980
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (B)	153,140	147,891
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (B)	225,950	185,279
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 09/21/2026 (B)	150,000	142,091
MFA LLC, Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter), 2.363%, 03/25/2060 (B)	84,877	81,057
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month LIBOR + 3.400%), 5.912%, 01/15/2033 (B)(H)	250,000	226,607
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month LIBOR + 3.000%), 5.740%, 07/17/2029 (B)(H)	250,000	219,510
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (B)	185,000	170,173
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (B)	100,000	84,890
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (B)	100,000	83,731
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (B)	150,000	121,463
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 5.210%, 12/29/2029 (B)(H)	250,000	217,876

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (B)	$55,000	$48,291
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 4.890%, 04/18/2033 (B)(H)	250,000	230,428
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 5.486%, 10/15/2034 (B)(H)	100,000	97,296
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (B)	195,159	176,892
Verus Securitization Trust, Series 2020-NPL1, Class A1 (3.598% to 9-25-23, then 6.598% to 9-25-24, then 7.598% thereafter), 3.598%, 08/25/2050 (B)	669	667
VOLT C LLC, Series 2021-NPL9, Class A1 (1.992% to 4-25-24, then 4.992% to 4-25-25, then 5.992% thereafter), 1.992%, 05/25/2051 (B)	51,118	46,572
VOLT XCVI LLC, Series 2021-NPL5, Class A1 (2.116% to 2-25-24, then 5.116% to 2-25-25, then 6.116% thereafter), 2.116%, 03/27/2051 (B)	73,897	67,768
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month LIBOR + 2.250%), 4.990%, 10/18/2031 (B)(H)	250,000	229,283
TOTAL ASSET BACKED SECURITIES (Cost $6,955,946)		$6,317,629
PREFERRED SECURITIES - 0.1%
Bermuda - 0.0%
Athene Holding, Ltd., 6.375% (6.375% to 9-30-25, then 5 Year CMT + 5.970%)	545	13,745
United States - 0.1%
Becton, Dickinson and Company, 6.000%	1,136	53,551
CMS Energy Corp., 4.200%	1,800	30,780
Fluor Corp., 6.500%	5	6,193
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	1,875	46,275
The Allstate Corp., 5.100% (5.100% to 1-15-23, then 3 month LIBOR + 3.165%)	1,275	30,728
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	1,382	31,026
		198,553
TOTAL PREFERRED SECURITIES (Cost $218,257)		$212,298
EXCHANGE-TRADED FUNDS - 0.3%
SPDR Bloomberg Convertible Securities ETF (I)	7,600	481,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $426,512)		$481,080
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 6.1%
U.S. Government - 0.1%
U.S. Treasury Bill 2.650%, 11/03/2022 *	$143,000	$142,672
Short-term funds - 6.0%
John Hancock Collateral Trust, 3.0556% (L)(M)	28,411	283,881
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (L)	8,919,829	8,919,829
		9,203,710
TOTAL SHORT-TERM INVESTMENTS (Cost $9,346,373)		$9,346,382
Total Investments (Opportunistic Fixed Income Trust) (Cost $213,247,448) - 113.5%		$175,120,222
Other assets and liabilities, net - (13.5%)		(20,840,109)
TOTAL NET ASSETS - 100.0%		$154,280,113
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,993,623 or 21.4% of the fund's net assets as of 9-30-22.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Opportunistic Fixed Income Trust (continued)
(I)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $280,187.
(J)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 9-30-22.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	46	Long	Dec 2022	$3,533,300	$3,447,354	$(85,946)
10-Year U.S. Treasury Note Futures	66	Long	Dec 2022	7,675,855	7,396,125	(279,730)
5-Year U.S. Treasury Note Futures	127	Long	Dec 2022	14,043,141	13,653,492	(389,649)
Euro SCHATZ Futures	1	Long	Dec 2022	105,993	105,027	(966)
Ultra U.S. Treasury Bond Futures	24	Long	Dec 2022	3,561,544	3,288,000	(273,544)
10-Year Japan Government Bond Futures	7	Short	Dec 2022	(7,174,021)	(7,172,666)	1,355
2-Year U.S. Treasury Note Futures	4	Short	Dec 2022	(832,545)	(821,562)	10,983
Euro-BTP Italian Government Bond Futures	31	Short	Dec 2022	(3,538,176)	(3,402,126)	136,050
Euro-Buxl Futures	27	Short	Dec 2022	(4,219,367)	(3,880,293)	339,074
German Euro BOBL Futures	12	Short	Dec 2022	(1,444,623)	(1,408,332)	36,291
German Euro BUND Futures	36	Short	Dec 2022	(5,104,086)	(4,886,177)	217,909
U.S. Treasury Long Bond Futures	101	Short	Dec 2022	(13,625,274)	(12,766,984)	858,290
						$570,117

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,532,000	USD	1,637,394	BOA	10/31/2022	—	$(17,327)
BRL	48,649,000	USD	9,085,701	CITI	10/4/2022	—	(67,192)
BRL	90,000	USD	16,534	GSI	11/3/2022	$30	—
BRL	700,000	USD	128,949	MSI	11/3/2022	—	(121)
BRL	120,000	USD	22,468	CITI	12/2/2022	—	(513)
BRL	2,754,000	USD	519,550	GSI	12/2/2022	—	(15,697)
CAD	930,000	USD	676,603	GSI	10/31/2022	—	(3,402)
CAD	635,000	USD	462,140	JPM	10/31/2022	—	(2,481)
CHF	2,066,000	USD	2,092,362	JPM	10/31/2022	6,458	—
CLP	49,500,000	USD	51,057	MSI	10/28/2022	—	(102)
CLP	35,893,000	USD	35,940	SSB	10/28/2022	1,009	—
CLP	15,300,000	USD	15,266	SSB	12/21/2022	312	—
CNY	627,000	USD	89,589	BARC	12/21/2022	—	(1,647)
CNY	569,000	USD	81,867	MSI	12/21/2022	—	(2,059)
COP	386,400,000	USD	85,638	MSI	10/31/2022	—	(2,265)
COP	7,256,245,000	USD	1,589,191	SSB	10/31/2022	—	(23,508)
COP	187,400,000	USD	40,497	MSI	12/21/2022	—	(429)
COP	197,200,000	USD	43,749	SSB	12/21/2022	—	(1,585)
CZK	7,110,000	USD	281,986	CITI	10/31/2022	506	—
CZK	1,680,000	USD	65,433	MSI	10/31/2022	1,316	—
CZK	700,000	USD	27,615	GSI	12/21/2022	103	—
CZK	3,826,000	USD	154,137	MSI	12/21/2022	—	(2,638)
EGP	690,000	USD	33,094	GSI	10/31/2022	500	—
EGP	7,160,000	USD	333,489	CITI	12/21/2022	—	(894)
178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,856,000	USD	3,723,008	BARC	10/31/2022	$63,082	—
EUR	472,000	USD	463,289	JPM	10/31/2022	153	—
EUR	75,000	USD	75,274	BOA	12/21/2022	—	$(1,321)
EUR	123,000	USD	121,660	CITI	12/21/2022	—	(377)
EUR	147,000	USD	142,803	JPM	12/21/2022	2,145	—
GBP	1,912,000	USD	2,063,438	BARC	10/31/2022	72,654	—
GBP	859,000	USD	959,076	MSI	10/31/2022	601	—
GBP	27,000	USD	29,074	GSI	12/21/2022	1,108	—
HUF	25,600,000	USD	59,016	BARC	10/28/2022	—	(126)
HUF	70,600,000	USD	166,235	CITI	10/28/2022	—	(3,827)
HUF	958,111,000	USD	2,253,742	JPM	10/28/2022	—	(49,709)
HUF	116,175,000	USD	281,730	GSI	12/21/2022	—	(18,427)
IDR	36,767,240,000	USD	2,414,925	JPM	10/31/2022	—	(16,397)
IDR	2,524,000,000	USD	165,460	MSI	10/31/2022	—	(806)
IDR	5,624,000,000	USD	375,526	CITI	12/21/2022	—	(9,507)
IDR	1,486,000,000	USD	98,816	GSI	12/21/2022	—	(2,105)
INR	32,260,000	USD	395,198	JPM	10/31/2022	—	(669)
INR	9,020,000	USD	112,370	GSI	12/21/2022	—	(2,615)
JPY	835,650,000	USD	5,826,146	MSI	10/31/2022	—	(37,843)
KRW	1,363,257,000	USD	953,791	MSI	10/31/2022	—	(7,181)
MXN	49,106,000	USD	2,392,756	BOA	10/31/2022	33,426	—
MXN	3,280,000	USD	160,458	MSI	10/31/2022	1,597	—
MXN	9,274,000	USD	452,806	CITI	12/21/2022	1,252	—
NOK	4,910,000	USD	459,591	BOA	10/31/2022	—	(8,579)
NOK	21,520,000	USD	2,007,341	MSI	10/31/2022	—	(30,608)
NZD	2,245,000	USD	1,266,770	BOA	10/31/2022	—	(10,267)
NZD	760,000	USD	429,967	JPM	10/31/2022	—	(4,603)
PEN	2,479,000	USD	625,533	BOA	10/31/2022	—	(5,528)
PEN	4,464,000	USD	1,122,264	CITI	10/31/2022	—	(5,806)
PEN	205,000	USD	51,680	MSI	10/31/2022	—	(409)
PHP	50,928,000	USD	860,925	GSI	10/31/2022	4,308	—
PLN	545,000	USD	108,438	GSI	10/31/2022	1,029	—
PLN	2,070,000	USD	416,080	JPM	10/31/2022	—	(307)
PLN	3,504,000	USD	729,414	GSI	12/21/2022	—	(31,781)
RON	640,000	USD	124,144	BARC	10/31/2022	2,120	—
RON	2,228,000	USD	451,195	GSI	12/21/2022	—	(14,582)
SEK	35,268,000	USD	3,134,397	MSI	10/31/2022	47,354	—
SGD	660,000	USD	460,102	JPM	10/31/2022	—	(459)
SGD	415,000	USD	295,419	JPM	12/21/2022	—	(6,169)
THB	5,400,000	USD	141,972	BARC	10/31/2022	1,377	—
THB	39,960,000	USD	1,054,354	CITI	10/31/2022	6,429	—
THB	910,000	USD	24,239	GSI	12/21/2022	21	—
THB	22,530,000	USD	612,728	JPM	12/21/2022	—	(12,091)
TRY	10,214,000	USD	531,011	GSI	10/31/2022	—	(1,070)
TRY	260,000	USD	13,450	JPM	10/31/2022	40	—
TRY	395,000	USD	19,805	BARC	12/21/2022	—	(492)
USD	2,782,664	AUD	4,303,000	BOA	10/31/2022	29,447	—
USD	318,338	AUD	495,000	JPM	10/31/2022	1,619	—
USD	76,933	AUD	115,000	MSI	12/21/2022	3,274	—
USD	9,442,197	BRL	48,649,000	CITI	10/4/2022	423,687	—
USD	7,861,712	BRL	42,649,000	CITI	11/3/2022	12,570	—
USD	711,694	BRL	3,711,000	CITI	12/2/2022	32,754	—
USD	134,196	BRL	705,000	GSI	12/2/2022	5,214	—
USD	45,650	BRL	250,000	SSB	12/2/2022	—	(89)
USD	4,552,154	CAD	6,257,000	GSI	10/31/2022	22,885	—
USD	51,301	CAD	70,000	JPM	12/21/2022	608	—
USD	417,534	CHF	410,000	JPM	10/31/2022	1,021	—
USD	7,500	CLP	7,200,000	BARC	10/28/2022	88	—
USD	137,178	CLP	137,000,000	SSB	10/28/2022	—	(3,849)
USD	42,785	CLP	40,175,000	CITI	12/21/2022	1,879	—
USD	2,344,857	CNY	16,773,000	MSI	10/31/2022	—	(5,135)
USD	285,052	COP	1,316,200,000	CITI	10/31/2022	1,055	—
USD	287,210	COP	1,311,400,000	SSB	10/31/2022	4,248	—
USD	29,574	COP	133,700,000	CITI	12/21/2022	988	—
USD	468,726	COP	2,105,800,000	MSI	12/21/2022	18,484	—
USD	1,661,355	CZK	42,485,000	MSI	10/31/2022	—	(26,644)
179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	66,649	CZK	1,680,000	CITI	12/21/2022	$126	—
USD	101,043	EGP	2,180,000	CITI	10/31/2022	—	$(5,094)
USD	15,681,970	EUR	16,242,154	BARC	10/31/2022	—	(265,712)
USD	124,697	EUR	127,000	MSI	10/31/2022	——	——
USD	4,031	EUR	4,000	BOA	12/21/2022	87	—
USD	68,506	EUR	68,000	BARC	12/21/2022	1,455	—
USD	25,304	EUR	26,000	CITI	12/21/2022	—	(333)
USD	98,731	EUR	98,000	JPM	12/21/2022	2,098	—
USD	20,068	EUR	20,000	MSI	12/21/2022	347	—
USD	1,372,747	GBP	1,272,000	BARC	10/31/2022	—	(48,334)
USD	444,541	GBP	398,000	JPM	10/31/2022	—	(105)
USD	46,359	GBP	42,000	JPM	12/21/2022	—	(592)
USD	118,600	GBP	103,000	MSI	12/21/2022	3,460	—
USD	258,257	HKD	2,026,000	GSI	10/31/2022	2	—
USD	435,534	HUF	189,000,000	BOA	10/28/2022	759	—
USD	193,122	HUF	82,100,000	JPM	10/28/2022	4,260	—
USD	2,296,355	IDR	34,962,000,000	JPM	10/31/2022	15,592	—
USD	460,326	IDR	7,037,000,000	SSB	10/31/2022	1,264	—
USD	57,475	IDR	865,000,000	CITI	12/21/2022	1,180	—
USD	25,591	IDR	390,000,000	GSI	12/21/2022	209	—
USD	2,076,612	INR	170,033,000	MSI	10/31/2022	—	(2,836)
USD	229,239	JPY	33,100,000	JPM	10/31/2022	—	(35)
USD	5,432,312	JPY	779,162,000	MSI	10/31/2022	35,285	—
USD	184,297	KRW	264,540,000	BOA	10/31/2022	608	—
USD	11,871,686	KRW	16,974,611,000	MSI	10/31/2022	84,967	—
USD	2,587,320	MXN	53,099,000	BOA	10/31/2022	—	(36,144)
USD	477,042	MXN	9,640,000	JPM	10/31/2022	759	—
USD	171,116	MXN	3,489,000	GSI	12/21/2022	294	—
USD	18,353	NOK	200,000	JPM	10/31/2022	—	(18)
USD	361,172	NOK	3,872,000	MSI	10/31/2022	5,507	—
USD	8,070,089	NZD	14,302,000	BOA	10/31/2022	65,405	—
USD	92,322	NZD	155,000	JPM	12/21/2022	5,538	—
USD	1,961,973	PEN	7,770,000	SSB	10/31/2022	18,673	—
USD	33,399	PEN	131,000	CITI	12/21/2022	807	—
USD	468,198	PEN	1,841,000	MSI	12/21/2022	10,170	—
USD	165,577	PHP	9,750,000	SSB	10/31/2022	—	(69)
USD	151,391	PHP	8,710,000	GSI	12/21/2022	4,182	—
USD	2,672,995	PLN	13,234,000	BARC	10/31/2022	14,857	—
USD	128,319	PLN	640,000	GSI	12/21/2022	898	—
USD	10,081	PLN	50,000	JPM	12/21/2022	127	—
USD	63,617	PLN	305,000	MSI	12/21/2022	2,893	—
USD	289,267	RON	1,490,000	BARC	10/31/2022	—	(4,690)
USD	92,645	RON	480,000	GSI	12/21/2022	—	(1,419)
USD	470,881	SEK	5,220,000	GSI	10/31/2022	—	(49)
USD	2,358,168	SGD	3,384,000	JPM	10/31/2022	1,452	—
USD	49,806	SGD	70,000	MSI	12/21/2022	1,017	—
USD	486,280	THB	18,430,000	CITI	10/31/2022	—	(2,965)
USD	250,087	TRY	4,822,000	GSI	10/31/2022	—	(96)
USD	2,041,387	ZAR	36,648,000	BARC	10/31/2022	21,586	—
USD	207,289	ZAR	3,631,000	GSI	12/21/2022	8,052	—
UYU	3,270,000	USD	78,795	CITI	12/21/2022	—	(1,098)
ZAR	2,080,000	USD	115,546	BARC	10/31/2022	—	(910)
ZAR	5,490,000	USD	304,749	GSI	10/31/2022	—	(2,176)
ZAR	1,070,000	USD	59,760	GSI	12/21/2022	—	(1,048)
						$1,122,667	$(834,961)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,935,000	CAD	CAD BA CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	$(185,024)	$(185,024)
Centrally cleared	1,485,000	CAD	CAD BA CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(94,356)	(94,356)
180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,240,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	$(125,065)	$(125,065)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,352	(142,115)	(139,763)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(17,997)	(338,582)	(356,579)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	6,094	(267,124)	(261,030)
Centrally cleared	783,430,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	1,257	(329,295)	(328,038)
Centrally cleared	1,433,300,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	8,038	(624,584)	(616,546)
Centrally cleared	480,175,000	HUF	HUF BUBOR Reuters	Fixed 11.150%	Annual	Semi-Annual	Dec 2027	—	19,495	19,495
Centrally cleared	4,675,000	PLN	Fixed 6.445%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	22,393	22,393
Centrally cleared	480,175,000	HUF	HUF BUBOR Reuters	Fixed 11.150%	Annual	Semi-Annual	Dec 2027	—	19,495	19,495
Centrally cleared	4,675,000	PLN	Fixed 6.463%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	21,726	21,726
Centrally cleared	36,870,000	NOK	NOK NIBOR NIBR	Fixed 3.550%	Annual	Semi-Annual	Dec 2027	—	7,938	7,938
Centrally cleared	3,846,680,000	KRW	KRW CD KSDA Bloomberg	Fixed 4.320%	Quarterly	Quarterly	Mar 2028	—	26,016	26,016
Centrally cleared	6,679,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	6,231	(47,742)	(41,511)
Centrally cleared	66,070,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,061)	(455,078)	(456,139)
Centrally cleared	6,650,000	CAD	CAD BA CDOR	Fixed 3.389%	Semi-Annual	Semi-Annual	Sep 2037	—	(95,340)	(95,340)
								$4,914	$(2,587,242)	$(2,582,328)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	780,000	USD	$780,000	1.000%	Quarterly	Dec 2026	$40,227	$5,732	$45,959
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(146,755)	20,842	(125,913)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(155,337)	(32,045)	(187,382)
MSI	CMBX.NA.BBB-.12	100,000	USD	100,000	3.000%	Monthly	Aug 2061	6,658	11,464	18,122
MSI	CMBX.NA.BBB-.13	60,000	USD	60,000	3.000%	Monthly	Dec 2072	3,486	8,344	11,830
				$20,140,000				$(251,721)	$14,337	$(237,384)
Centrally cleared	CDX.NA.HY.38	222,750	USD	222,750	5.000%	Quarterly	Jun 2027	(531)	5,387	4,856
				$222,750				$(531)	$5,387	$4,856
				$20,362,750				$(252,252)	$19,724	$(232,528)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.39	6.080%	1,773,550	USD	$1,773,550	5.000%	Quarterly	Dec 2027	$(90,008)	$18,908	$(71,100)
Centrally cleared	iTraxx Europe Series 38 Version 1	1.348%	7,685,000	EUR	7,424,503	1.000%	Quarterly	Dec 2027	(114,556)	(5,260)	(119,816)
					$9,198,053				$(204,564)	$13,648	$(190,916)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	745,000	Dec 2022	MSI	—	$16,856	$16,856
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	745,000	Dec 2022	MSI	—	17,374	17,374
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	745,000	Dec 2022	MSI	—	19,954	19,954
181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	750,000	Dec 2022	MSI	—	$13,824	$13,824
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,220,000	Mar 2023	MSI	—	384,068	384,068
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,610,000	Jun 2023	MSI	—	33,785	33,785
								—	$485,861	$485,861

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(14,936)	$(14,936)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(15,037)	(15,037)
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(2,637)	(2,637)
BOA	640,000	USD	640,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	134,303	134,303
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	(9,563)	(9,563)
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(55,359)	444,329	388,970
			$15,350,000						$(55,359)	$536,459	$481,100
182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 1.1%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 1.1%
Hotels, resorts and cruise lines – 1.1%
Hyatt Hotels Corp., Class A (A)	37,565	$3,041,262
		3,041,262

183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 1.7%
Construction and engineering – 1.7%
Construction and engineering – 1.7%
WillScot Mobile Mini Holdings Corp. (A)	117,880	$4,754,100
		4,754,100
Real estate – 96.0%
Equity real estate investment trusts – 94.1%
Diversified REITs – 3.6%
BGP Holdings PLC (A)(B)	194,291	0
WP Carey, Inc.	145,335	10,144,383
		10,144,383
Health care REITs – 10.2%
CareTrust REIT, Inc.	196,392	3,556,659
Healthpeak Properties, Inc.	206,643	4,736,258
LTC Properties, Inc.	144,500	5,411,525
Welltower, Inc.	235,045	15,118,094
		28,822,536
Hotel and resort REITs – 3.5%
Host Hotels & Resorts, Inc.	366,299	5,816,828
Ryman Hospitality Properties, Inc.	56,635	4,167,770
		9,984,598
Industrial REITs – 15.9%
Americold Realty Trust, Inc.	116,672	2,870,131
First Industrial Realty Trust, Inc.	63,641	2,851,753
Plymouth Industrial REIT, Inc.	239,248	4,021,759
Prologis, Inc.	257,262	26,137,822
Rexford Industrial Realty, Inc.	176,056	9,154,912
		45,036,377
Office REITs – 5.1%
Alexandria Real Estate Equities, Inc.	18,800	2,635,572
Boston Properties, Inc.	42,940	3,219,212
Corporate Office Properties Trust	190,575	4,427,057
Douglas Emmett, Inc.	159,290	2,856,070
Veris Residential, Inc. (A)	106,340	1,209,086
		14,346,997
Residential REITs – 17.7%
American Homes 4 Rent, Class A	156,793	5,144,378
AvalonBay Communities, Inc.	94,370	17,382,010
Equity Residential	204,200	13,726,324
Independence Realty Trust, Inc.	197,587	3,305,631
Sun Communities, Inc.	77,288	10,459,385
		50,017,728
Retail REITs – 10.9%
Agree Realty Corp.	110,006	7,434,205
Brixmor Property Group, Inc.	369,637	6,827,195
Kimco Realty Corp.	425,364	7,830,951
Phillips Edison & Company, Inc.	229,982	6,450,995
Tanger Factory Outlet Centers, Inc.	168,861	2,310,018
		30,853,364
Specialized REITs – 27.2%
American Tower Corp.	55,873	11,995,933
CubeSmart	83,807	3,357,308
Equinix, Inc.	21,725	12,358,049
Iron Mountain, Inc.	97,667	4,294,418
Life Storage, Inc.	92,709	10,268,449
Public Storage	57,875	16,946,379
SBA Communications Corp.	20,007	5,694,993
VICI Properties, Inc.	394,941	11,788,989
		76,704,518
		265,910,501
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 1.9%
Real estate operating companies – 1.4%
Tricon Residential, Inc.	469,166	$4,058,735
Real estate services – 0.5%
Colliers International Group, Inc. (Nasdaq Exchange) (C)	16,067	1,472,701
		5,531,436
		271,441,937
TOTAL COMMON STOCKS (Cost $314,541,683)		$279,237,299
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 3.0556% (D)(E)	54,551	545,069
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (D)	1,598,447	1,598,447
TOTAL SHORT-TERM INVESTMENTS (Cost $2,143,561)		$2,143,516
Total Investments (Real Estate Securities Trust) (Cost $316,685,244) – 99.5%		$281,380,815
Other assets and liabilities, net – 0.5%		1,302,696
TOTAL NET ASSETS – 100.0%		$282,683,511
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $534,245.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 14.6%
Entertainment – 1.0%
CTS Eventim AG & Company KGaA (A)	80,283	$3,302,993
ROBLOX Corp., Class A (A)	62,652	2,245,448
		5,548,441
Interactive media and services – 13.6%
Alphabet, Inc., Class A (A)	314,532	30,084,986
Baidu, Inc., ADR (A)	124,922	14,677,086
Kanzhun, Ltd., ADR (A)	115,480	1,949,302
Meta Platforms, Inc., Class A (A)	218,687	29,671,452
Pinterest, Inc., Class A (A)	183,571	4,277,204
VK Company, Ltd., GDR (A)(B)	791,720	145,676
		80,805,706
		86,354,147

184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 30.6%
Automobiles – 0.3%
Rivian Automotive, Inc., Class A (A)	49,735	$1,636,779
Hotels, restaurants and leisure – 4.2%
Booking Holdings, Inc. (A)	3,778	6,208,047
Tongcheng Travel Holdings, Ltd. (A)	1,956,400	3,817,923
Trip.com Group, Ltd., ADR (A)	537,995	14,692,643
		24,718,613
Internet and direct marketing retail – 25.2%
Alibaba Group Holding, Ltd., ADR (A)	277,499	22,197,145
Amazon.com, Inc. (A)	417,498	47,177,273
Boohoo Group PLC (A)	2,929,222	1,174,425
Coupang, Inc. (A)	363,624	6,061,612
Deliveroo PLC (A)(C)	3,194,178	3,002,773
Delivery Hero SE (A)(C)	416,821	15,225,285
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(D)	174,593	168,168
DoorDash, Inc., Class A (A)	119,362	5,902,451
Etsy, Inc. (A)	84,344	8,445,365
MercadoLibre, Inc. (A)	2,554	2,114,150
Naspers, Ltd., N Shares	90,495	11,223,510
Wayfair, Inc., Class A (A)	34,505	1,123,138
Zalando SE (A)(C)	1,327,188	25,923,887
		149,739,182
Specialty retail – 0.9%
Auto1 Group SE (A)(C)(D)	499,749	3,124,419
Warby Parker, Inc., Class A (A)(D)	188,522	2,514,883
		5,639,302
		181,733,876
Health care – 0.7%
Health care technology – 0.7%
Veeva Systems, Inc., Class A (A)	23,095	3,807,904
Information technology – 53.2%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	58,365	6,588,825
IT services – 4.8%
Accenture PLC, Class A	89,423	23,008,538
Adyen NV (A)(C)	2,221	2,769,945
MongoDB, Inc. (A)	13,035	2,588,230
		28,366,713
Semiconductors and semiconductor equipment – 15.6%
Advanced Micro Devices, Inc. (A)	252,869	16,021,780
ASML Holding NV, NYRS	16,500	6,853,275
Lam Research Corp.	17,816	6,520,656
Marvell Technology, Inc.	105,441	4,524,473
Micron Technology, Inc.	155,001	7,765,550
NVIDIA Corp.	250,198	30,371,535
Qualcomm, Inc.	152,656	17,247,075
Taiwan Semiconductor Manufacturing Company, Ltd.	256,000	3,393,380
		92,697,724
Software – 27.2%
Fortinet, Inc. (A)	255,541	12,554,729
HubSpot, Inc. (A)	8,391	2,266,577
Intuit, Inc.	19,133	7,410,594
Microsoft Corp.	229,872	53,537,189
NortonLifeLock, Inc.	114,779	2,311,649
Qualtrics International, Inc., Class A (A)	604,612	6,154,950
salesforce.com, Inc. (A)	341,302	49,092,880
ServiceNow, Inc. (A)	8,900	3,360,729
TeamViewer AG (A)(C)	382,242	2,949,957
Workday, Inc., Class A (A)	58,602	8,920,396
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)	172,769	$12,714,071
		161,273,721
Technology hardware, storage and peripherals – 4.5%
Pure Storage, Inc., Class A (A)	831,153	22,748,658
Samsung Electronics Company, Ltd.	113,579	4,170,535
		26,919,193
		315,846,176
Real estate – 0.4%
Real estate management and development – 0.4%
KE Holdings, Inc., ADR (A)	100,357	1,758,255
Opendoor Technologies, Inc. (A)	209,793	652,456
		2,410,711
TOTAL COMMON STOCKS (Cost $734,207,857)		$590,152,814
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 3.0556% (E)(F)	398,584	3,982,651
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (E)	8	8
T. Rowe Price Government Reserve Fund, 3.0517% (E)	5,861,837	5,861,837
TOTAL SHORT-TERM INVESTMENTS (Cost $9,844,563)		$9,844,496
Total Investments (Science & Technology Trust) (Cost $744,052,420) – 101.1%		$599,997,310
Other assets and liabilities, net – (1.1%)		(6,665,549)
TOTAL NET ASSETS – 100.0%		$593,331,761
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $3,847,235.
(E)	The rate shown is the annualized seven-day yield as of 9-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.6%
U.S. Government – 15.6%
U.S. Treasury Bonds
2.500%, 02/15/2045	$83,239,000	$63,459,983
2.875%, 05/15/2052	539,068,000	452,059,056
3.000%, 02/15/2047 to 08/15/2052	52,044,000	43,890,176
3.375%, 08/15/2042	130,162,000	117,898,299

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
2.750%, 08/15/2032	$164,709,000	$150,605,792
3.125%, 08/31/2027	109,248,000	104,792,730
		932,706,036
U.S. Government Agency – 26.0%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2051 to 03/01/2052	89,969,271	73,119,084
2.500%, 08/01/2050 to 12/01/2051	96,334,406	81,720,790
3.000%, 03/01/2043 to 12/01/2049	97,780,410	86,574,193
3.500%, 04/01/2044 to 03/01/2052	66,568,926	61,310,535
4.000%, 03/01/2048 to 05/01/2052	14,486,569	13,652,556
4.000%, 08/01/2052 (A)	58,791,760	54,685,720
4.500%, 07/01/2052 to 08/01/2052	10,920,457	10,428,478
4.500%, 08/01/2052 to 09/01/2052 (A)	47,613,709	45,503,803
Federal National Mortgage Association
2.000%, 09/01/2050 to 02/01/2052	83,184,201	67,852,712
2.500%, 09/01/2050 to 03/01/2052	229,552,859	194,035,714
3.000%, 01/01/2043 to 02/01/2052	195,377,524	172,235,464
3.500%, 06/01/2042 to 04/01/2052	168,021,589	154,532,359
4.000%, TBA (A)	4,431,000	4,106,982
4.000%, 09/01/2040 to 06/01/2052	248,329,258	235,297,112
4.000%, 07/01/2052 to 09/01/2052 (A)	73,895,819	68,896,552
4.500%, TBA (A)	59,324,000	56,443,555
4.500%, 12/01/2040 to 08/01/2052	51,136,270	49,831,595
4.500%, 06/01/2052 to 08/01/2052 (A)	66,047,639	63,028,975
5.000%, TBA (A)	55,008,000	53,521,051
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,726,619	2,628,193
		1,549,405,423
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,782,991,977)		$2,482,111,459
FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Qatar – 0.2%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	8,131,039
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,131,039
CORPORATE BONDS – 31.0%
Communication services – 1.8%
AT&T, Inc.
3.500%, 06/01/2041	12,200,000	8,787,442
3.650%, 06/01/2051	13,400,000	9,052,459
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	11,891,168
4.800%, 03/01/2050	12,476,000	9,000,058
5.750%, 04/01/2048	16,696,000	13,475,505
6.484%, 10/23/2045	13,673,000	12,040,267
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	5,406,900
Take-Two Interactive Software, Inc. 3.550%, 04/14/2025	4,169,000	4,000,105
Telefonica Emisiones SA 5.213%, 03/08/2047	10,891,000	8,285,463
T-Mobile USA, Inc. 3.875%, 04/15/2030	13,891,000	12,321,535
Verizon Communications, Inc. 4.329%, 09/21/2028	17,379,000	16,352,311
		110,613,213
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 2.8%
Amazon.com, Inc. 4.050%, 08/22/2047	$9,136,000	$7,715,093
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	4,330,897
Booking Holdings, Inc. 4.625%, 04/13/2030	9,246,000	8,689,712
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	13,967,000	11,719,836
Dollar Tree, Inc. 4.200%, 05/15/2028	14,391,000	13,407,608
eBay, Inc. 2.700%, 03/11/2030	12,556,000	10,231,994
Expedia Group, Inc.
2.950%, 03/15/2031	6,373,000	4,944,034
3.800%, 02/15/2028	16,524,000	14,674,738
4.625%, 08/01/2027	8,713,000	8,182,409
5.000%, 02/15/2026	8,638,000	8,493,644
General Motors Company 5.400%, 10/15/2029	8,209,000	7,569,081
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	13,608,601
3.600%, 06/21/2030	20,346,000	16,480,673
Hyundai Capital America
1.000%, 09/17/2024 (B)	8,719,000	7,965,068
1.800%, 10/15/2025 (B)	4,018,000	3,573,449
2.375%, 10/15/2027 (B)	4,018,000	3,354,325
Marriott International, Inc.
4.625%, 06/15/2030	5,210,000	4,708,174
4.650%, 12/01/2028	13,237,000	12,323,947
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (B)	4,380,000	3,980,525
		165,953,808
Consumer staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	5,964,000	4,939,006
JBS USA LUX SA
5.125%, 02/01/2028 (B)	3,366,000	3,154,851
5.750%, 04/01/2033 (B)	9,181,000	8,291,728
Kraft Heinz Foods Company
4.375%, 06/01/2046	10,167,000	7,903,806
5.000%, 06/04/2042	3,892,000	3,380,736
5.500%, 06/01/2050	6,031,000	5,425,361
		33,095,488
Energy – 3.2%
Aker BP ASA
3.000%, 01/15/2025 (B)	6,211,000	5,817,873
3.100%, 07/15/2031 (B)	8,003,000	6,265,833
3.750%, 01/15/2030 (B)	4,847,000	4,120,181
4.000%, 01/15/2031 (B)	10,984,000	9,321,044
Continental Resources, Inc. 4.900%, 06/01/2044	4,181,000	2,983,047
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	4,500,158
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	8,820,000	7,759,395
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	8,767,000	7,878,902
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,530,454
5.150%, 03/15/2045	5,400,000	4,249,583
5.250%, 04/15/2029	17,785,000	16,726,001
5.400%, 10/01/2047	8,136,000	6,587,520
5.500%, 06/01/2027	7,447,000	7,254,090

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month LIBOR + 3.033%), 08/16/2077	$12,660,000	$10,581,277
EQT Corp. 7.000%, 02/01/2030	2,886,000	2,978,063
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	4,915,821
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,189,146
MPLX LP
4.000%, 03/15/2028	6,705,000	6,107,912
4.125%, 03/01/2027	2,551,000	2,379,334
4.250%, 12/01/2027	4,887,000	4,549,653
4.950%, 09/01/2032	3,979,000	3,614,843
Ovintiv, Inc. 7.200%, 11/01/2031	1,177,000	1,200,101
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,764,562
4.500%, 05/15/2030	13,283,000	12,100,408
5.000%, 03/15/2027	7,297,000	7,000,604
Targa Resources Corp. 4.950%, 04/15/2052	9,104,000	7,004,637
Targa Resources Partners LP 4.000%, 01/15/2032	7,449,000	6,143,228
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	8,947,446
4.650%, 08/15/2032	5,495,000	4,987,543
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	5,758,021
		189,216,680
Financials – 8.7%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	9,890,938
2.875%, 06/15/2028	6,780,000	5,336,281
3.875%, 01/15/2026	8,615,000	7,838,000
4.200%, 06/10/2024	6,463,000	6,257,116
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	11,234,557
Banco Santander SA 4.379%, 04/12/2028	7,600,000	6,778,381
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	12,755,000	10,365,154
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	12,322,000	9,772,098
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	19,364,000	15,118,140
3.248%, 10/21/2027	9,341,000	8,370,986
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	9,199,000	7,421,779
4.271%, (4.271% to 7-23-28, then 3 month LIBOR + 1.310%), 07/23/2029	17,187,000	15,671,026
Blackstone Private Credit Fund
2.350%, 11/22/2024	7,493,000	6,836,207
2.700%, 01/15/2025	5,893,000	5,341,690
3.250%, 03/15/2027	1,690,000	1,399,066
4.000%, 01/15/2029	8,340,000	6,680,758
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	7,410,578
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then SOFR + 1.167%), 05/01/2032	5,665,000	4,348,813
4.600%, 03/09/2026	17,394,000	16,957,202
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citizens Financial Group, Inc. 3.250%, 04/30/2030	$12,256,000	$10,024,997
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,064,281
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	9,465,841
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	3,448,287
3.250%, 01/14/2030 (B)	12,902,000	10,201,093
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	7,009,000	5,685,443
2.552%, (2.552% to 1-7-27, then SOFR + 1.318%), 01/07/2028	11,487,000	9,325,610
Discover Financial Services 4.100%, 02/09/2027	4,203,000	3,864,337
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	12,793,000	10,112,369
2.956%, (2.956% to 5-13-30, then SOFR + 2.515%), 05/13/2031	12,141,000	9,616,839
4.600%, (4.600% to 2-1-25, then SOFR + 3.125%), 02/01/2025 (C)	9,375,000	8,166,563
6.750%, (6.750% to 2-1-24, then 3 month LIBOR + 3.780%), 02/01/2024 (C)	12,306,000	12,194,337
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	6,517,808
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (B)	7,364,000	6,347,644
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (C)	3,746,000	3,315,210
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	6,523,000	5,279,399
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	7,277,000	7,017,006
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	4,486,000	3,369,961
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	14,062,000	10,077,232
NatWest Group PLC 3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	4,512,000	4,166,051
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	10,328,143
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	3,980,896
Nippon Life Insurance Company
2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (B)	13,599,000	10,597,597
5.100%, (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%), 10/16/2044 (B)	5,325,000	5,175,176
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	4,543,000	3,938,508
S&P Global, Inc. 4.750%, 08/01/2028 (B)	3,484,000	3,400,325

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	$7,238,000	$6,035,916
3.244%, 10/05/2026	16,909,000	15,130,747
3.450%, 06/02/2025	15,455,000	14,467,036
3.500%, 06/07/2024	11,289,000	10,939,933
4.400%, 07/13/2027	3,574,000	3,287,415
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	6,040,560
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (B)	4,310,000	3,820,746
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	7,488,861
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	23,362,000	18,108,539
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	9,012,000	6,907,402
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)	12,274,000	9,159,810
4.850%, (4.850% to 6-1-23, then 3 month LIBOR + 3.040%), 06/01/2023 (C)	4,314,000	3,932,432
6.460%, (3 month LIBOR + 3.678%), 11/01/2022 (C)(D)	11,183,000	11,107,182
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	19,183,000	16,451,298
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	14,423,000	11,850,476
3.068%, (3.068% to 4-30-40, then SOFR + 2.530%), 04/30/2041	9,762,000	6,700,114
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	6,720,000	5,449,706
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (C)	22,240,000	21,173,546
		519,761,442
Health care – 1.7%
AbbVie, Inc. 3.200%, 11/21/2029	21,219,000	18,576,665
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	7,553,147
CVS Health Corp.
3.750%, 04/01/2030	7,993,000	7,107,735
4.300%, 03/25/2028	4,269,000	4,026,336
5.050%, 03/25/2048	7,278,000	6,409,461
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	9,784,301
3.750%, 06/15/2029 (B)	12,965,000	10,858,927
HCA, Inc. 4.125%, 06/15/2029	13,127,000	11,512,245
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,402,212
Universal Health Services, Inc.
1.650%, 09/01/2026 (B)	7,142,000	5,985,036
2.650%, 10/15/2030 (B)	7,813,000	5,780,336
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	3,379,453
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Viatris, Inc. (continued)
2.700%, 06/22/2030	$5,951,000	$4,421,679
4.000%, 06/22/2050	6,862,000	4,107,536
		102,905,069
Industrials – 4.8%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (B)	6,679,000	4,799,199
AerCap Ireland Capital DAC
1.650%, 10/29/2024	3,938,000	3,597,706
1.750%, 01/30/2026	9,702,000	8,297,092
2.450%, 10/29/2026	24,766,000	20,892,764
2.875%, 08/14/2024	9,926,000	9,334,568
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,586,502	2,231,403
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	3,443,915	3,032,290
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,491,616
2.875%, 01/15/2026	4,391,000	3,930,674
3.625%, 12/01/2027	4,932,000	4,266,020
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	5,006,149	5,087,515
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,444,352	5,794,242
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,518,712	5,810,257
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,956,481	3,783,343
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,697,569	4,998,409
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,477,758	3,469,668
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,555,541	3,265,243
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,824,668	5,750,288
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,290,000	3,484,383
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	3,873,501
4.250%, 11/01/2029 (B)	2,302,000	2,008,738
5.500%, 08/11/2032 (B)	6,391,000	5,931,582
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	2,188,197	2,126,339
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,449,297	1,221,201
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,430,603	2,186,781

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	$3,214,353	$3,249,671
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	8,182,318
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	9,780,201
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	14,400,252
4.375%, 04/19/2028	9,405,000	7,926,485
4.500%, 10/20/2025 (B)	2,059,000	1,998,582
4.750%, 10/20/2028 (B)	6,536,678	6,087,972
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	5,206,000	4,593,570
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,012,612	5,750,151
Owens Corning 3.950%, 08/15/2029	8,341,000	7,465,011
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,071,749
The Boeing Company
3.200%, 03/01/2029	4,360,000	3,640,381
5.040%, 05/01/2027	12,923,000	12,449,521
5.150%, 05/01/2030	17,787,000	16,453,825
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,238,781	8,315,578
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,312,128	6,549,832
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	7,789,844	6,717,620
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,351,985	2,146,426
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,262,550	5,158,559
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	15,402,194	14,747,601
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	3,592,348	3,340,884
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,392,723	1,379,116
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	6,463,555	6,258,676
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,407,331	3,060,352
		285,389,155
Information technology – 3.6%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	3,927,683
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	8,483,150
4.750%, 04/15/2029	25,279,000	23,577,509
4.926%, 05/15/2037 (B)	4,669,000	3,849,924
CDW LLC 3.569%, 12/01/2031	7,973,000	6,207,559
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CGI, Inc. 1.450%, 09/14/2026	$8,030,000	$6,942,520
Dell International LLC
3.450%, 12/15/2051 (B)	7,524,000	4,277,482
4.900%, 10/01/2026	12,456,000	11,999,242
5.300%, 10/01/2029	6,177,000	5,755,358
KLA Corp. 4.100%, 03/15/2029	7,616,000	7,236,625
Marvell Technology, Inc. 2.450%, 04/15/2028	11,200,000	9,251,637
Micron Technology, Inc.
4.185%, 02/15/2027	14,953,000	13,959,638
5.327%, 02/06/2029	19,168,000	18,127,028
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	8,783,827
2.750%, 05/24/2031	9,922,000	7,572,418
4.600%, 05/23/2029	3,233,000	2,977,123
NXP BV
3.250%, 05/11/2041	3,717,000	2,437,835
3.875%, 06/18/2026	12,831,000	11,975,142
Oracle Corp. 2.950%, 04/01/2030	18,106,000	14,594,634
Qorvo, Inc.
1.750%, 12/15/2024 (B)	6,016,000	5,545,624
3.375%, 04/01/2031 (B)	5,277,000	3,953,265
Renesas Electronics Corp. 1.543%, 11/26/2024 (B)	6,826,000	6,245,333
VeriSign, Inc. 2.700%, 06/15/2031	4,203,000	3,260,470
VMware, Inc. 4.700%, 05/15/2030	12,282,000	11,048,838
Western Digital Corp. 4.750%, 02/15/2026	8,529,000	7,897,683
Workday, Inc. 3.500%, 04/01/2027	4,048,000	3,744,370
		213,631,917
Materials – 0.4%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	4,433,000	4,191,660
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)	7,579,000	5,369,722
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	7,941,000	6,790,508
5.450%, 03/15/2043	9,268,000	7,732,292
Newmont Corp. 2.800%, 10/01/2029	3,137,000	2,596,843
		26,681,025
Real estate – 2.2%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	3,984,232
American Tower Corp. 3.800%, 08/15/2029	12,035,000	10,557,375
Crown Castle, Inc.
3.650%, 09/01/2027	11,831,000	10,710,075
3.800%, 02/15/2028	4,658,000	4,214,638
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	7,607,629
1.800%, 07/15/2027	5,384,000	4,499,224
2.500%, 05/15/2031	14,515,000	11,182,394
3.200%, 11/18/2029	4,428,000	3,743,342
GLP Capital LP
3.250%, 01/15/2032	3,361,000	2,526,535
4.000%, 01/15/2030	3,326,000	2,777,672
5.375%, 04/15/2026	5,262,000	5,033,156

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Host Hotels & Resorts LP
3.375%, 12/15/2029	$10,874,000	$8,810,276
3.500%, 09/15/2030	7,110,000	5,670,053
3.875%, 04/01/2024	14,147,000	13,763,575
4.000%, 06/15/2025	13,557,000	12,873,885
4.500%, 02/01/2026	4,859,000	4,612,920
SBA Tower Trust 2.836%, 01/15/2025 (B)	7,899,000	7,389,830
VICI Properties LP
4.125%, 08/15/2030 (B)	2,123,000	1,773,172
4.375%, 05/15/2025	2,868,000	2,730,738
4.625%, 12/01/2029 (B)	4,089,000	3,547,371
5.125%, 05/15/2032	1,733,000	1,536,131
		129,544,223
Utilities – 1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	4,687,186
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	2,531,783	2,509,630
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	5,840,945
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,750,416
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	8,250,000	6,212,925
NiSource, Inc. 3.600%, 05/01/2030	4,887,000	4,262,509
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	7,276,000	5,956,479
4.450%, 06/15/2029 (B)	5,451,000	4,728,201
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	11,890,368
3.700%, 01/30/2027 (B)	13,509,000	11,964,368
4.300%, 07/15/2029 (B)	11,729,000	9,994,186
		73,797,213
TOTAL CORPORATE BONDS (Cost $2,199,042,012)		$1,850,589,233
MUNICIPAL BONDS – 0.9%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	6,159,100
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	3,439,764
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	9,662,865
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,151,459
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	7,579,981
4.131%, 06/15/2042	790,000	632,771
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	5,048,387
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	9,632,659
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	5,122,000	4,380,228
TOTAL MUNICIPAL BONDS (Cost $72,592,572)		$53,687,214
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 11.1%
Commercial and residential – 8.8%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(E)	$3,462,503	$3,252,894
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	2,639,796	2,241,383
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(E)	5,753,105	4,649,544
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(E)	7,271,963	6,009,114
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(E)	4,710,634	4,029,627
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	5,324,405
Series 2015-200P, Class C, 3.716%, 04/14/2033 (B)(E)	6,760,000	6,147,156
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,424,577
Benchmark Mortgage Trust Series 2019-B12, Class A2 3.001%, 08/15/2052	8,096,919	7,743,007
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 4.615%, 05/15/2039 (B)(D)	5,954,000	5,827,573
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 5.164%, 05/15/2039 (B)(D)	2,231,000	2,169,103
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 4.743%, 04/15/2037 (B)(D)	16,875,000	16,622,067
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(E)	3,413,282	3,134,823
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 3.748%, 10/15/2037 (B)(D)	7,208,980	7,001,041
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 3.668%, 11/15/2038 (B)(D)	5,198,000	4,989,730
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 3.739%, 12/15/2038 (B)(D)	14,619,000	13,996,412
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 3.918%, 09/15/2036 (B)(D)	7,399,000	6,850,016
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 3.835%, 01/17/2039 (B)(D)	12,523,000	12,005,453
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 4.318%, 01/15/2034 (B)(D)	2,927,000	2,743,558
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 3.918%, 08/15/2036 (B)(D)	17,743,000	16,389,543

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 4.568%, 12/15/2037 (B)(D)	$1,944,000	$1,870,924
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,754,000	11,411,571
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,556,379
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,355,137
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(E)	6,155,141	5,088,928
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(E)	8,390,397	6,705,575
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(E)	6,905,697	5,678,474
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(E)	10,162,308	8,745,191
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (B)(E)	4,291,000	3,135,448
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,075,755
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 4.048%, 05/15/2036 (B)(D)	3,709,000	3,635,409
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 4.418%, 05/15/2036 (B)(D)	5,837,000	5,660,817
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,188,673	1,980,818
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(E)	11,144,963	9,139,234
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(E)	4,644,022	4,028,204
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(E)	4,168,470	3,448,981
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(E)	4,189,051	3,243,745
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(E)	7,003,417	5,595,691
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(E)	11,897,846	9,878,691
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,970,000	8,146,856
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(E)	6,154,158	5,198,680
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(E)	2,154,218	1,814,316
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	4,924,311	4,100,484
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(E)	$9,790,418	$7,786,829
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(E)	3,619,843	3,101,331
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(E)	3,466,131	2,930,348
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	5,680,016	4,716,647
GS Mortgage Securities Trust
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,249,763
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,352,318
Series 2021-STAR, Class A (1 month LIBOR + 0.950%), 3.768%, 12/15/2036 (B)(D)	13,304,000	12,757,030
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(E)	1,280,882	1,168,199
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(E)	2,574,923	2,203,609
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(E)	3,384,393	2,832,332
InTown Mortgage Trust Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) 5.334%, 08/15/2037 (B)(D)	9,705,000	9,595,623
Irvine Core Office Trust Series 2013-IRV, Class A2 3.279%, 05/15/2048 (B)(E)	6,620,000	6,513,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	5,772,513
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 3.868%, 05/15/2036 (B)(D)	8,981,000	8,709,852
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 3.518%, 03/15/2038 (B)(D)	7,339,838	7,054,689
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 4.218%, 03/15/2038 (B)(D)	5,951,884	5,638,598
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 4.141%, 05/15/2039 (B)(D)	16,812,000	16,328,082
MFA Trust
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (B)(E)	5,906,409	5,437,213
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (B)(E)	2,875,450	2,645,901
MHP Trust Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) 3.660%, 01/15/2027 (B)(D)	7,636,264	7,292,155

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 4.218%, 11/15/2034 (B)(D)	$5,105,000	$5,060,414
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(E)	2,857,191	2,660,590
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(E)	10,333,576	8,772,944
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	3,501,172	3,128,774
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(E)	2,307,002	2,034,590
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(E)	6,470,111	5,312,659
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(E)	7,664,268	6,115,111
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(E)	8,613,124	7,447,729
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,468,000	10,116,158
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 3.846%, 01/15/2039 (B)(D)	16,836,000	16,146,770
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(E)	3,984,430	3,709,125
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(E)	7,620,825	6,676,035
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.407%, 10/25/2053 (B)(E)	2,759,000	2,661,456
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(E)	420,113	416,206
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(E)	5,159,860	4,812,004
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(E)	444,048	436,125
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(E)	4,481,637	4,219,632
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	5,915,545	5,267,708
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	1,808,454	1,670,263
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(E)	4,337,450	3,736,393
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(E)	6,081,934	4,982,197
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(E)	3,364,784	2,700,322
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	6,442,233	5,370,968
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(E)	2,702,334	2,465,632
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(E)	$3,160,101	$2,889,597
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	5,397,005	5,074,810
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	12,560,829	12,182,363
		525,199,795
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 3.281%, 01/25/2042 (B)(D)	8,454,188	8,211,726
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%), 3.581%, 02/25/2042 (B)(D)	5,675,814	5,575,222
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 4.681%, 02/25/2042 (B)(D)	7,663,000	7,117,013
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 4.281%, 04/25/2042 (B)(D)	7,621,851	7,545,776
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 5.181%, 04/25/2042 (B)(D)	4,603,000	4,344,075
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 4.481%, 05/25/2042 (B)(D)	5,871,964	5,819,919
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 5.631%, 05/25/2042 (B)(D)	6,945,000	6,597,760
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 6.781%, 06/25/2042 (B)(D)	10,181,000	10,203,301
Series K026, Class X1 IO, 1.019%, 11/25/2022	92,169,074	2,037
Series K038, Class X1 IO, 1.238%, 03/25/2024	50,133,623	600,425
Series K048, Class X1 IO, 0.347%, 06/25/2025	153,802,183	805,800
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 4.381%, 03/25/2042 (B)(D)	7,039,683	6,956,421
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 4.281%, 03/25/2042 (B)(D)	3,038,779	3,003,588
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 5.031%, 05/25/2042 (B)(D)	3,866,159	3,862,531
Government National Mortgage Association
Series 2012-114, Class IO, 0.621%, 01/16/2053	14,723,436	237,761
Series 2016-174, Class IO, 0.845%, 11/16/2056	13,400,388	573,510
Series 2017-109, Class IO, 0.272%, 04/16/2057	13,158,135	291,786
Series 2017-124, Class IO, 0.610%, 01/16/2059	14,357,569	456,067

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-135, Class IO, 0.722%, 10/16/2058	$41,308,178	$1,702,727
Series 2017-140, Class IO, 0.486%, 02/16/2059	19,577,785	672,381
Series 2017-159, Class IO, 0.434%, 06/16/2059	27,594,608	977,051
Series 2017-20, Class IO, 0.585%, 12/16/2058	29,942,128	858,794
Series 2017-22, Class IO, 0.797%, 12/16/2057	13,286,875	546,258
Series 2017-41, Class IO, 0.618%, 07/16/2058	11,052,382	342,318
Series 2017-46, Class IO, 0.685%, 11/16/2057	15,420,589	604,384
Series 2017-61, Class IO, 0.769%, 05/16/2059	25,402,535	1,047,220
Series 2018-158, Class IO, 0.762%, 05/16/2061	21,073,762	1,122,424
Series 2018-69, Class IO, 0.602%, 04/16/2060	22,968,480	1,134,912
Series 2019-131, Class IO, 0.802%, 07/16/2061	27,316,642	1,565,853
Series 2020-100, Class IO, 0.784%, 05/16/2062	29,134,783	1,827,433
Series 2020-108, Class IO, 0.846%, 06/16/2062	70,610,471	4,380,328
Series 2020-114, Class IO, 0.800%, 09/16/2062	69,418,079	4,407,180
Series 2020-118, Class IO, 0.886%, 06/16/2062	50,999,506	3,319,864
Series 2020-119, Class IO, 0.601%, 08/16/2062	28,849,756	1,548,537
Series 2020-120, Class IO, 0.760%, 05/16/2062	16,159,675	1,003,917
Series 2020-137, Class IO, 0.794%, 09/16/2062	90,124,064	5,446,585
Series 2020-150, Class IO, 0.957%, 12/16/2062	45,862,049	3,305,778
Series 2020-170, Class IO, 0.832%, 11/16/2062	59,008,488	3,903,701
Series 2020-92, Class IO, 0.877%, 02/16/2062	66,779,499	4,454,146
Series 2021-10, Class IO, 0.983%, 05/16/2063	43,040,918	3,261,322
Series 2021-11, Class IO, 1.021%, 12/16/2062	67,144,415	4,980,598
Series 2021-203, Class IO, 0.866%, 07/16/2063	55,861,764	3,905,033
Series 2021-3, Class IO, 0.866%, 09/16/2062	77,727,532	5,251,987
Series 2021-40, Class IO, 0.824%, 02/16/2063	20,406,269	1,364,310
Series 2022-21, Class IO, 0.783%, 10/16/2063	19,117,760	1,312,666
		136,452,425
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $787,112,621)		$661,652,220
ASSET BACKED SECURITIES – 13.7%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	8,583,495
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Aimco CLO 12, Ltd. Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) 3.651%, 01/17/2032 (B)(D)	$12,634,000	$12,316,432
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	14,682,000	12,518,218
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,610,905
AMSR Trust
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	9,605,000	8,800,603
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	2,973,000	2,655,625
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(E)	7,744,000	6,441,023
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	1,681,000	1,461,201
Apex Credit CLO, Ltd. Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) 3.707%, 10/20/2031 (B)(D)	14,099,000	13,680,175
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (B)	10,925,640	10,351,913
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	3,515,171	3,182,823
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,437,980	8,836,512
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,031,000	9,391,125
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	6,502,000	5,981,371
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 4.210%, 07/20/2030 (B)(D)	8,160,000	7,694,203
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 3.910%, 07/20/2034 (B)(D)	3,723,000	3,565,048
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) 3.510%, 01/20/2028 (B)(D)	9,090,729	8,959,340
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	11,222,458	9,615,481
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	2,891,684	2,710,812
Carlyle U.S. CLO, Ltd. Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) 3.632%, 07/15/2032 (B)(D)	4,566,000	4,395,894
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,686,640	8,077,085

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	$10,605,121	$9,419,843
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	9,955,624	8,564,507
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	3,923,353	3,753,820
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	12,235,979	10,625,247
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	9,872,801	8,452,065
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	6,398,069	5,475,504
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	15,959,000	13,702,892
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	6,935,000	5,970,000
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	4,114,140	3,736,392
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	16,176,758	13,736,672
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	10,459,000	8,585,514
DLLAA LLC Series 2021-1A, Class A3 0.670%, 04/17/2026 (B)	883,000	829,633
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,729,310	10,785,136
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,510,000	3,026,550
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,584,000	6,245,303
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,619,350	3,442,990
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,481,075	6,327,344
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,315,605	7,325,000
Eaton Vance CLO, Ltd. Series 2020-2A, Class BR (3 month LIBOR + 1.700%) 4.212%, 01/15/2035 (B)(D)	6,040,000	5,663,581
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	3,879,618	3,590,741
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 3.752%, 04/15/2033 (B)(D)	7,297,000	7,055,914
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,670,010
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (B)	2,501,539	2,221,745
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	7,341,242	6,578,217
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	5,602,394	4,807,810
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	$12,224,000	$10,370,745
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	6,693,390	6,461,879
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,074,393
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	7,518,000	7,030,083
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 1.640%) 4.350%, 07/20/2031 (B)(D)	7,083,000	6,746,749
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	6,373,000	5,650,390
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	1,682,853	1,633,701
Home Partners of America Trust
Series 2019-1, Class A 2.908%, 09/17/2039 (B)	11,673,553	10,480,706
Series 2021-2, Class A 1.901%, 12/17/2026 (B)	3,230,538	2,803,433
Hotwire Funding LLC Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	4,624,000	3,959,754
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	2,573,805	2,285,595
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	8,526,870	7,386,265
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	685,339	671,263
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 3.739%, 07/27/2031 (B)(D)	13,510,000	13,274,899
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 4.319%, 07/27/2031 (B)(D)	10,046,000	9,608,487
Marathon CLO X, Ltd. Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) 3.905%, 11/15/2029 (B)(D)	9,189,583	8,980,272
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,331,931
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	2,836,027	2,752,809
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	1,885,648	1,834,133
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	3,560,316	3,371,561
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	3,681,884	3,411,629
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	7,286,942	6,661,854
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	6,249,293	5,585,617

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	$7,876,929	$7,155,138
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	7,840,069	6,896,560
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	6,858,948	5,807,126
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,427,038	11,098,078
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	5,365,040	4,316,100
Neuberger Berman CLO XX, Ltd. Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 4.162%, 07/15/2034 (B)(D)	2,978,000	2,792,295
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) 3.717%, 01/20/2035 (B)(D)	7,187,000	6,976,184
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) 4.227%, 01/20/2035 (B)(D)	7,187,000	6,829,001
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	12,983,000	10,985,846
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,286,413
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	2,026,658	1,851,937
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	2,091,376	1,827,812
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 3.672%, 07/15/2034 (B)(D)	11,169,000	10,693,737
Ocean Trails CLO X Series 2020-10A, Class AR (3 month LIBOR + 1.220%) 3.732%, 10/15/2034 (B)(D)	5,975,000	5,688,553
OCP CLO, Ltd. Series 2020-19A, Class AR (3 month LIBOR + 1.150%) 3.860%, 10/20/2034 (B)(D)	4,404,000	4,202,601
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	5,590,998	5,523,394
Palmer Square Loan Funding, Ltd. Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) 4.110%, 07/20/2029 (B)(D)	6,333,000	6,010,916
Progress Residential Trust
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,363,434	16,901,185
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,650,386	11,730,761
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	3,860,081
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	11,390,665
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SCF Equipment Leasing LLC (continued)
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	$6,799,000	$6,085,813
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,148,513	5,637,346
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,136,500	9,285,754
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	5,132,952	4,756,346
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	7,494,164	7,079,055
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	6,062,885	5,413,559
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	4,659,044	3,966,294
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,445,963	1,366,757
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,590,229	7,782,189
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	7,467,125	6,494,950
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	7,017,120	5,581,859
Sound Point CLO XXVII, Ltd. Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) 4.433%, 10/25/2034 (B)(D)	3,676,000	3,336,724
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 3.878%, 01/15/2033 (B)(D)	10,802,000	10,474,710
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,845,377	3,058,858
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	14,243,368	11,898,097
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	13,925,555	12,043,935
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	6,028,779	4,988,100
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	9,820,777	8,099,717
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	14,070,160	12,109,642
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	8,313,180	6,977,619
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,748,847	9,305,257
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	7,761,805
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	5,708,628

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	$3,470,222	$3,151,236
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	9,049,222	7,913,468
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	2,927,906	2,800,618
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,054,050	6,402,728
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	7,796,456	7,360,114
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,177,491	2,538,565
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	15,714,253	13,353,987
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	6,219,180	5,083,918
TOTAL ASSET BACKED SECURITIES (Cost $914,890,134)		$815,431,893
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
NextEra Energy, Inc., 5.279%	120,650	6,005,957
TOTAL PREFERRED SECURITIES (Cost $5,881,688)		$6,005,957
SHORT-TERM INVESTMENTS – 6.8%
Short-term funds – 6.8%
John Hancock Collateral Trust, 3.0556% (F)(G)	40,830,227	407,975,633
TOTAL SHORT-TERM INVESTMENTS (Cost $408,013,482)		$407,975,633
Total Investments (Select Bond Trust) (Cost $7,178,934,486) – 105.4%		$6,285,584,648
Other assets and liabilities, net – (5.4%)		(321,092,826)
TOTAL NET ASSETS – 100.0%		$5,964,491,822
Select Bond Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING - (0.0)%
U.S. Government Agency – (0.0%)
Federal National Mortgage Association 4.500%, TBA (A)	$(1,766,000)	$(1,682,528)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $1,785,868)		$(1,682,528)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,707,013,616 or 28.6% of the fund's net assets as of 9-30-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	358	Long	Dec 2022	$48,069,171	$45,253,438	$(2,815,733)
						$(2,815,733)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.4%
U.S. Government – 26.4%
U.S. Treasury Notes
0.125%, 05/15/2023	$1,750,000	$1,707,891
0.625%, 07/31/2026	1,000,000	874,570
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 06/30/2026	$1,800,000	$1,593,563
1.125%, 10/31/2026	2,500,000	2,216,504

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 05/31/2024	$2,000,000	$1,926,172
2.125%, 03/31/2024	2,700,000	2,614,254
2.625%, 06/30/2023 to 04/15/2025	7,485,000	7,346,354
2.750%, 07/31/2023	3,215,000	3,177,827
2.875%, 11/30/2023	13,345,000	13,125,536
3.125%, 08/31/2027	7,500,000	7,194,141
3.500%, 09/15/2025	2,500,000	2,449,023
		44,225,835
U.S. Government Agency – 67.0%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	8,788,332
0.680%, 01/13/2027	6,000,000	5,138,945
1.600%, 12/14/2026	2,000,000	1,783,628
3.370%, 12/08/2025	2,000,000	1,947,912
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,845,081
0.650%, 02/26/2026	6,000,000	5,269,804
0.700%, 01/28/2026	7,000,000	6,175,573
0.850%, 10/28/2024	4,000,000	3,706,244
0.900%, 02/26/2027	2,000,000	1,722,717
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,587,891
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,643,889
1.500%, 08/15/2024	2,770,000	2,636,338
2.750%, 03/25/2027	2,600,000	2,414,498
2.875%, 09/13/2024	5,500,000	5,346,714
3.250%, 06/09/2025	2,415,000	2,325,862
3.500%, 05/19/2025	4,000,000	3,904,846
4.130%, 08/28/2025	2,500,000	2,475,662
5.000%, 10/20/2025 (A)	1,800,000	1,799,845
5.000%, 09/14/2027	1,500,000	1,501,755
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	3,060,000	2,729,079
0.640%, 11/24/2025	2,000,000	1,774,476
0.650%, 10/22/2025	2,000,000	1,784,748
0.700%, 12/23/2025	2,000,000	1,773,261
0.800%, 10/27/2026	2,000,000	1,731,824
1.500%, 02/12/2025	6,000,000	5,622,986
2.427%, (12 month LIBOR + 1.617%), 05/01/2045 (B)	332,983	335,629
2.500%, 09/01/2034	1,691,533	1,541,533
3.000%, 07/01/2030 to 12/01/2032	2,058,361	1,954,056
3.500%, 04/01/2032	911,708	868,165
4.050%, 08/28/2025	2,000,000	1,968,394
4.250%, 08/25/2027	2,000,000	1,965,731
7.000%, 04/01/2031 to 04/01/2032	297	315
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,470,752
0.625%, 04/22/2025	4,000,000	3,645,102
0.650%, 12/17/2025	2,000,000	1,771,220
2.500%, 10/01/2027 to 09/01/2034	2,034,337	1,858,626
2.875%, 09/12/2023	2,755,000	2,715,525
3.000%, 03/01/2028 to 09/01/2034	5,467,682	5,185,033
3.500%, 07/01/2031 to 06/01/2034	3,505,054	3,344,218
6.500%, 01/01/2039	249,669	266,055
7.000%, 12/01/2026 to 01/01/2029	742	775
8.000%, 10/01/2024 to 09/01/2030	728	774
		112,323,813
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,418,317)		$156,549,648
MUNICIPAL BONDS – 4.5%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	986,284
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
City of Houston, GO (Texas) 2.110%, 03/01/2025	$1,000,000	$942,491
City of New York, GO
1.990%, 10/01/2026	1,000,000	898,368
3.250%, 03/01/2024	1,000,000	986,460
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	930,423
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	911,552
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	982,704
State of California, GO 2.375%, 10/01/2026	1,000,000	923,514
TOTAL MUNICIPAL BONDS (Cost $8,152,006)		$7,561,796
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series K026, Class X1 IO, 1.019%, 11/25/2022	3,104,590	69
Series K030, Class X1 IO, 0.260%, 04/25/2023	117,610,219	60,910
Series K038, Class X1 IO, 1.238%, 03/25/2024	7,487,681	89,676
Government National Mortgage Association
Series 2012-114, Class IO, 0.621%, 01/16/2053	1,002,649	16,191
Series 2017-109, Class IO, 0.272%, 04/16/2057	977,622	21,679
Series 2017-124, Class IO, 0.610%, 01/16/2059	858,460	27,269
Series 2017-140, Class IO, 0.486%, 02/16/2059	651,734	22,383
Series 2017-20, Class IO, 0.585%, 12/16/2058	1,855,739	53,226
Series 2017-41, Class IO, 0.618%, 07/16/2058	996,333	30,859
Series 2017-46, Class IO, 0.685%, 11/16/2057	1,378,105	54,013
Series 2017-61, Class IO, 0.769%, 05/16/2059	875,326	36,085
Series 2017-74, Class IO, 0.470%, 09/16/2058	1,329,223	34,684
Series 2017-89, Class IO, 0.545%, 07/16/2059	1,197,451	43,824
Series 2018-9, Class IO, 0.446%, 01/16/2060	1,394,204	46,802
Series 2020-118, Class IO, 0.886%, 06/16/2062	1,395,309	90,829
Series 2020-119, Class IO, 0.601%, 08/16/2062	794,984	42,672
Series 2020-120, Class IO, 0.760%, 05/16/2062	2,091,150	129,912
Series 2020-137, Class IO, 0.794%, 09/16/2062	1,424,107	86,065
Series 2020-170, Class IO, 0.832%, 11/16/2062	1,566,065	103,603
Series 2021-40, Class IO, 0.824%, 02/16/2063	495,118	33,102

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-53, Class IO, 0.713%, 06/16/2064	$1,756,501	$106,861
		1,130,714
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,126,293)		$1,130,714
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 3.0556% (C)(D)	364,162	3,638,704
TOTAL SHORT-TERM INVESTMENTS (Cost $3,638,908)		$3,638,704
Total Investments (Short Term Government Income Trust) (Cost $183,335,524) – 100.7%		$168,880,862
Other assets and liabilities, net – (0.7%)		(1,240,329)
TOTAL NET ASSETS – 100.0%		$167,640,533
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.3%
Communication services – 2.6%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,603	$92,979
ATN International, Inc.	2,282	88,017
Bandwidth, Inc., Class A (A)	4,967	59,107
Charge Enterprises, Inc. (A)	22,781	40,095
Cogent Communications Holdings, Inc.	8,741	455,931
Consolidated Communications Holdings, Inc. (A)	15,848	65,928
EchoStar Corp., Class A (A)	7,334	120,791
Globalstar, Inc. (A)	144,471	229,709
IDT Corp., Class B (A)	3,096	76,874
Iridium Communications, Inc. (A)	26,198	1,162,405
Liberty Latin America, Ltd., Class A (A)	14,435	89,353
Liberty Latin America, Ltd., Class C (A)	26,325	161,899
Ooma, Inc. (A)	5,150	63,345
Radius Global Infrastructure, Inc., Class A (A)	15,528	146,274
		2,852,707
Entertainment – 0.3%
Cinemark Holdings, Inc. (A)	22,667	274,497
IMAX Corp. (A)	10,255	144,801
Liberty Media Corp.-Liberty Braves, Class A (A)	3,480	97,962
Liberty Media Corp.-Liberty Braves, Class C (A)	6,622	182,105
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Lions Gate Entertainment Corp., Class A (A)	12,528	$93,083
Lions Gate Entertainment Corp., Class B (A)	24,200	168,190
Madison Square Garden Entertainment Corp. (A)	5,339	235,397
Playstudios, Inc. (A)	17,049	59,501
Skillz, Inc. (A)	65,294	66,600
The Marcus Corp.	5,397	74,964
		1,397,100
Interactive media and services – 0.7%
Bumble, Inc., Class A (A)	17,809	382,715
CarGurus, Inc. (A)	21,039	298,123
Cars.com, Inc. (A)	14,451	166,187
DHI Group, Inc. (A)	9,975	53,666
Eventbrite, Inc., Class A (A)	16,042	97,535
EverQuote, Inc., Class A (A)	4,383	29,892
FuboTV, Inc. (A)(B)	37,906	134,566
MediaAlpha, Inc., Class A (A)	5,247	45,911
Outbrain, Inc. (A)	9,300	33,945
QuinStreet, Inc. (A)	10,877	114,209
Shutterstock, Inc.	5,027	252,205
TrueCar, Inc. (A)	21,415	32,337
Vimeo, Inc. (A)	30,022	120,088
Vinco Ventures, Inc. (A)(B)	38,997	36,314
Yelp, Inc. (A)	14,110	478,470
Ziff Davis, Inc. (A)	9,343	639,809
ZipRecruiter, Inc., Class A (A)	16,579	273,554
		3,189,526
Media – 0.8%
Advantage Solutions, Inc. (A)	18,231	38,832
AMC Networks, Inc., Class A (A)	6,381	129,534
Boston Omaha Corp., Class A (A)	4,433	102,136
Cardlytics, Inc. (A)	6,978	65,593
Clear Channel Outdoor Holdings, Inc. (A)	79,505	108,922
Daily Journal Corp. (A)	274	70,251
Entravision Communications Corp., Class A	14,025	55,679
Gannett Company, Inc. (A)	31,601	48,350
Gray Television, Inc.	17,636	252,548
iHeartMedia, Inc., Class A (A)	25,585	187,538
Integral Ad Science Holding Corp. (A)	8,302	60,106
John Wiley & Sons, Inc., Class A	8,729	327,861
Magnite, Inc. (A)	27,144	178,336
PubMatic, Inc., Class A (A)	8,652	143,883
Scholastic Corp.	5,773	177,577
Sinclair Broadcast Group, Inc., Class A	8,814	159,445
Stagwell, Inc. (A)	16,722	116,218
TechTarget, Inc. (A)	5,633	333,474
TEGNA, Inc.	45,664	944,332
The E.W. Scripps Company, Class A (A)	12,631	142,351
Thryv Holdings, Inc. (A)	5,315	121,341
WideOpenWest, Inc. (A)	11,108	136,295
		3,900,602
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)	10,402	126,072
Shenandoah Telecommunications Company	10,037	170,830
Telephone & Data Systems, Inc.	20,582	286,090
United States Cellular Corp. (A)	3,002	78,142
		661,134
		12,001,069

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 9.7%
Auto components – 1.3%
Adient PLC (A)	19,577	$543,262
American Axle & Manufacturing Holdings, Inc. (A)	23,593	161,140
Dana, Inc.	26,659	304,712
Dorman Products, Inc. (A)	5,359	440,081
Fox Factory Holding Corp. (A)	8,737	690,922
Gentherm, Inc. (A)	6,816	338,960
Holley, Inc. (A)(B)	10,881	44,068
LCI Industries	5,082	515,620
Luminar Technologies, Inc. (A)(B)	49,366	359,631
Modine Manufacturing Company (A)	10,904	141,098
Motorcar Parts of America, Inc. (A)	4,332	65,933
Patrick Industries, Inc.	4,518	198,069
Solid Power, Inc. (A)	12,264	64,509
Standard Motor Products, Inc.	4,057	131,853
Stoneridge, Inc. (A)	5,649	95,751
Tenneco, Inc., Class A (A)	17,054	296,569
The Goodyear Tire & Rubber Company (A)	57,700	582,193
Visteon Corp. (A)	5,722	606,875
XPEL, Inc. (A)	4,482	288,820
		5,870,066
Automobiles – 0.2%
Canoo, Inc. (A)(B)	26,013	48,774
Cenntro Electric Group, Ltd. (A)	39,947	41,145
Faraday Future Intelligent Electric, Inc. (A)(B)	23,116	14,706
Fisker, Inc. (A)(B)	33,671	254,216
Lordstown Motors Corp., Class A (A)	35,572	65,097
Winnebago Industries, Inc.	6,559	349,004
Workhorse Group, Inc. (A)(B)	32,125	92,199
		865,141
Distributors – 0.0%
Funko, Inc., Class A (A)	6,735	136,182
Weyco Group, Inc.	1,663	33,825
		170,007
Diversified consumer services – 0.9%
2U, Inc. (A)	15,716	98,225
Adtalem Global Education, Inc. (A)	9,219	336,033
American Public Education, Inc. (A)	4,191	38,306
Carriage Services, Inc.	2,830	91,013
Chegg, Inc. (A)	25,572	538,802
Coursera, Inc. (A)	23,435	252,629
Duolingo, Inc. (A)	4,869	463,675
European Wax Center, Inc., Class A	4,497	82,970
frontdoor, Inc. (A)	17,135	349,383
Graham Holdings Company, Class B	738	397,029
Laureate Education, Inc.	23,354	246,385
OneSpaWorld Holdings, Ltd. (A)	14,233	119,557
Perdoceo Education Corp. (A)	14,192	146,178
PowerSchool Holdings, Inc., Class A (A)	9,598	160,191
Rover Group, Inc. (A)	19,831	66,236
Strategic Education, Inc.	4,686	287,767
Stride, Inc. (A)	8,266	347,420
Udemy, Inc. (A)	15,156	183,236
Universal Technical Institute, Inc. (A)	7,389	40,196
Vivint Smart Home, Inc. (A)	20,742	136,482
WW International, Inc. (A)	11,629	45,702
		4,427,415
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	12,515	97,742
Bally's Corp. (A)	8,360	165,194
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
BJ's Restaurants, Inc. (A)	4,990	$119,012
Bloomin' Brands, Inc.	18,300	335,439
Bluegreen Vacations Holding Corp.	2,859	47,231
Bowlero Corp. (A)	8,460	104,143
Brinker International, Inc. (A)	9,065	226,444
Century Casinos, Inc. (A)	6,660	43,690
Chuy's Holdings, Inc. (A)	4,272	99,025
Cracker Barrel Old Country Store, Inc.	4,759	440,588
Dave & Buster's Entertainment, Inc. (A)	8,904	276,291
Denny's Corp. (A)	13,077	123,055
Dine Brands Global, Inc.	3,264	207,460
El Pollo Loco Holdings, Inc. (A)	5,129	45,751
Everi Holdings, Inc. (A)	18,257	296,129
Full House Resorts, Inc. (A)	7,804	43,858
Golden Entertainment, Inc. (A)	4,241	147,968
Hilton Grand Vacations, Inc. (A)	18,350	603,532
Inspired Entertainment, Inc. (A)	5,089	44,936
International Game Technology PLC	20,611	325,654
Jack in the Box, Inc.	4,373	323,908
Krispy Kreme, Inc. (B)	14,983	172,754
Kura Sushi USA, Inc., Class A (A)	1,087	79,981
Life Time Group Holdings, Inc. (A)	9,002	87,770
Light & Wonder, Inc. (A)	20,172	864,975
Lindblad Expeditions Holdings, Inc. (A)	7,370	49,821
Monarch Casino & Resort, Inc. (A)	2,724	152,925
NeoGames SA (A)	3,019	38,945
Noodles & Company (A)	10,129	47,606
Papa John's International, Inc.	6,785	475,018
Portillo's, Inc., Class A (A)	4,438	87,384
RCI Hospitality Holdings, Inc.	1,897	123,950
Red Rock Resorts, Inc., Class A	10,986	376,380
Rush Street Interactive, Inc. (A)	13,492	49,651
Ruth's Hospitality Group, Inc.	7,004	118,087
SeaWorld Entertainment, Inc. (A)	9,340	425,063
Shake Shack, Inc., Class A (A)	7,779	349,899
Target Hospitality Corp. (A)	7,214	91,041
Texas Roadhouse, Inc.	14,015	1,222,949
The Cheesecake Factory, Inc.	10,354	303,165
Wingstop, Inc.	6,197	777,228
Xponential Fitness, Inc., Class A (A)	3,938	71,908
		10,083,550
Household durables – 1.4%
Beazer Homes USA, Inc. (A)	6,444	62,313
Cavco Industries, Inc. (A)	1,904	391,767
Century Communities, Inc.	6,003	256,808
Dream Finders Homes, Inc., Class A (A)	4,607	48,834
Ethan Allen Interiors, Inc.	4,778	101,007
GoPro, Inc., Class A (A)	27,208	134,135
Green Brick Partners, Inc. (A)	5,956	127,339
Hamilton Beach Brands Holding Company, Class B	1,197	13,969
Helen of Troy, Ltd. (A)	4,851	467,830
Hovnanian Enterprises, Inc., Class A (A)	1,154	41,198
Installed Building Products, Inc.	5,007	405,517
iRobot Corp. (A)	5,625	316,856
KB Home	16,265	421,589
La-Z-Boy, Inc.	8,885	200,534
LGI Homes, Inc. (A)	4,310	350,705
M/I Homes, Inc. (A)	5,631	204,011
MDC Holdings, Inc.	11,659	319,690
Meritage Homes Corp. (A)	7,417	521,193
Purple Innovation, Inc. (A)(B)	12,455	50,443
Skyline Champion Corp. (A)	11,013	582,257
Snap One Holdings Corp. (A)(B)	4,331	43,916
Sonos, Inc. (A)	26,352	366,293

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Morrison Home Corp. (A)	23,593	$550,189
The Lovesac Company (A)	3,014	61,425
Tri Pointe Homes, Inc. (A)	20,896	315,739
Tupperware Brands Corp. (A)	9,904	64,871
Universal Electronics, Inc. (A)	2,947	57,967
Vizio Holding Corp., Class A (A)	14,428	126,101
Vuzix Corp. (A)	12,567	72,763
Weber, Inc., Class A (B)	6,386	41,956
		6,719,215
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (A)	5,909	38,349
CarParts.com, Inc. (A)	10,956	56,643
ContextLogic, Inc., Class A (A)	118,196	86,744
Groupon, Inc. (A)(B)	4,614	36,727
Lands' End, Inc. (A)	3,727	28,772
Liquidity Services, Inc. (A)	5,669	92,178
Overstock.com, Inc. (A)	8,827	214,937
PetMed Express, Inc.	4,270	83,350
Porch Group, Inc. (A)	18,814	42,332
Poshmark, Inc., Class A (A)	9,689	151,827
Quotient Technology, Inc. (A)	19,584	45,239
Qurate Retail, Inc., Series A	72,434	145,592
Revolve Group, Inc. (A)(B)	8,476	183,844
Stitch Fix, Inc., Class A (A)	17,111	67,588
The RealReal, Inc. (A)	19,248	28,872
ThredUp, Inc., Class A (A)	13,070	24,049
Vivid Seats, Inc., Class A	5,726	43,861
Xometry, Inc., Class A (A)	7,033	399,404
		1,770,308
Leisure products – 0.4%
Acushnet Holdings Corp.	7,033	305,865
AMMO, Inc. (A)(B)	18,845	55,216
Clarus Corp.	6,189	83,366
Johnson Outdoors, Inc., Class A	1,187	60,905
Latham Group, Inc. (A)	9,455	33,943
Malibu Boats, Inc., Class A (A)	4,312	206,933
MasterCraft Boat Holdings, Inc. (A)	4,058	76,493
Smith & Wesson Brands, Inc.	9,520	98,722
Sturm Ruger & Company, Inc.	3,501	177,816
Topgolf Callaway Brands Corp. (A)	28,824	555,150
Vista Outdoor, Inc. (A)	11,379	276,737
		1,931,146
Multiline retail – 0.1%
Big Lots, Inc.	5,945	92,801
Dillard's, Inc., Class A	880	240,029
Franchise Group, Inc.	5,699	138,486
		471,316
Specialty retail – 2.3%
Abercrombie & Fitch Company, Class A (A)	10,425	162,109
Academy Sports & Outdoors, Inc.	17,209	725,876
American Eagle Outfitters, Inc.	31,869	310,085
America's Car-Mart, Inc. (A)	1,269	77,434
Arko Corp.	17,830	167,424
Asbury Automotive Group, Inc. (A)	4,529	684,332
Bed Bath & Beyond, Inc. (A)(B)	16,915	103,012
Big 5 Sporting Goods Corp. (B)	4,740	50,908
Boot Barn Holdings, Inc. (A)	6,097	356,431
Build-A-Bear Workshop, Inc.	3,098	41,296
Caleres, Inc.	7,620	184,556
Camping World Holdings, Inc., Class A	7,986	202,206
Chico's FAS, Inc. (A)	26,267	127,132
Citi Trends, Inc. (A)	1,983	30,756
Designer Brands, Inc., Class A	12,190	186,629
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Destination XL Group, Inc. (A)	14,196	$76,942
EVgo, Inc. (A)(B)	14,482	114,553
Foot Locker, Inc.	17,108	532,572
Genesco, Inc. (A)	2,778	109,231
Group 1 Automotive, Inc.	3,272	467,471
GrowGeneration Corp. (A)(B)	13,338	46,683
Guess?, Inc.	7,258	106,475
Haverty Furniture Companies, Inc.	3,230	80,427
Hibbett, Inc.	2,692	134,089
LL Flooring Holdings, Inc. (A)	6,433	44,581
MarineMax, Inc. (A)	4,339	129,259
Monro, Inc.	6,840	297,266
Murphy USA, Inc.	4,585	1,260,462
National Vision Holdings, Inc. (A)	16,778	547,802
OneWater Marine, Inc., Class A (A)	2,445	73,619
Rent-A-Center, Inc.	11,069	193,818
Sally Beauty Holdings, Inc. (A)	22,027	277,540
Shoe Carnival, Inc.	3,937	84,409
Signet Jewelers, Ltd.	9,594	548,681
Sleep Number Corp. (A)	4,568	154,444
Sonic Automotive, Inc., Class A	4,125	178,613
Sportsman's Warehouse Holdings, Inc. (A)	9,373	77,796
The Aaron's Company, Inc.	6,388	62,091
The Buckle, Inc.	6,270	198,508
The Cato Corp., Class A	4,320	41,213
The Children's Place, Inc. (A)	2,809	86,770
The Container Store Group, Inc. (A)	7,214	35,349
The ODP Corp. (A)	8,884	312,273
Tilly's, Inc., Class A	5,764	39,887
TravelCenters of America, Inc. (A)	2,731	147,283
Urban Outfitters, Inc. (A)	13,753	270,246
Volta, Inc. (A)(B)	28,963	35,045
Warby Parker, Inc., Class A (A)	17,262	230,275
Winmark Corp.	607	131,318
Zumiez, Inc. (A)	3,457	74,429
		10,611,606
Textiles, apparel and luxury goods – 0.6%
Allbirds, Inc., Class A (A)	21,013	63,880
Crocs, Inc. (A)	12,517	859,417
Ermenegildo Zegna NV	10,252	110,209
Fossil Group, Inc. (A)	10,129	34,641
G-III Apparel Group, Ltd. (A)	9,191	137,405
Kontoor Brands, Inc.	11,673	392,330
Movado Group, Inc.	3,335	93,980
Oxford Industries, Inc.	3,191	286,488
PLBY Group, Inc. (A)(B)	7,052	28,420
Rocky Brands, Inc.	1,696	34,022
Steven Madden, Ltd.	16,325	435,388
Superior Group of Companies, Inc.	3,284	29,162
Wolverine World Wide, Inc.	16,720	257,321
		2,762,663
		45,682,433
Consumer staples – 3.3%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	11,269	1,021,873
Coca-Cola Consolidated, Inc.	964	396,908
MGP Ingredients, Inc.	2,865	304,148
National Beverage Corp.	4,853	187,035
Primo Water Corp.	32,214	404,286
The Duckhorn Portfolio, Inc. (A)	7,384	106,551
The Vita Coco Company, Inc. (A)	6,098	69,456

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Vintage Wine Estates, Inc. (A)(B)	7,041	$19,504
		2,509,761
Food and staples retailing – 0.5%
HF Foods Group, Inc. (A)	8,421	32,589
Ingles Markets, Inc., Class A	2,947	233,432
PriceSmart, Inc.	4,999	287,892
Rite Aid Corp. (A)(B)	11,735	58,088
SpartanNash Company	7,400	214,748
Sprouts Farmers Market, Inc. (A)	22,632	628,038
The Andersons, Inc.	6,656	206,536
The Chefs' Warehouse, Inc. (A)	7,142	206,904
The Fresh Market, Inc. (A)(C)	1,071	0
United Natural Foods, Inc. (A)	11,899	408,969
Village Super Market, Inc., Class A	2,348	45,387
Weis Markets, Inc.	3,399	242,145
		2,564,728
Food products – 1.2%
Alico, Inc.	1,445	40,807
AppHarvest, Inc. (A)(B)	15,336	30,212
B&G Foods, Inc.	13,869	228,700
Benson Hill, Inc. (A)	36,552	100,152
Beyond Meat, Inc. (A)(B)	12,696	179,902
BRC, Inc., Class A (A)	5,736	44,339
Calavo Growers, Inc.	3,677	116,745
Cal-Maine Foods, Inc.	7,759	431,323
Fresh Del Monte Produce, Inc.	6,181	143,646
Hostess Brands, Inc. (A)	28,125	653,625
J&J Snack Foods Corp.	3,101	401,486
John B. Sanfilippo & Son, Inc.	1,790	135,557
Lancaster Colony Corp.	3,962	595,409
Landec Corp. (A)	5,984	53,198
Mission Produce, Inc. (A)	8,358	120,857
Seneca Foods Corp., Class A (A)	1,287	64,916
Sovos Brands, Inc. (A)	6,007	85,540
SunOpta, Inc. (A)	20,845	189,690
Tattooed Chef, Inc. (A)(B)	10,746	53,515
The Hain Celestial Group, Inc. (A)	15,483	261,353
The Simply Good Foods Company (A)	18,471	590,887
Tootsie Roll Industries, Inc.	2,935	97,677
TreeHouse Foods, Inc. (A)	10,448	443,204
Utz Brands, Inc.	13,630	205,813
Vital Farms, Inc. (A)	6,719	80,426
Whole Earth Brands, Inc. (A)	9,502	36,488
		5,385,467
Household products – 0.3%
Central Garden & Pet Company (A)	3,275	118,031
Central Garden & Pet Company, Class A (A)	7,070	241,511
Energizer Holdings, Inc.	13,608	342,105
WD-40 Company	2,753	483,812
		1,185,459
Personal products – 0.7%
BellRing Brands, Inc. (A)	24,013	494,908
Edgewell Personal Care Company	11,026	412,372
elf Beauty, Inc. (A)	10,051	378,119
Herbalife Nutrition, Ltd. (A)	20,355	404,861
Inter Parfums, Inc.	3,697	278,976
Medifast, Inc.	2,334	252,912
Nu Skin Enterprises, Inc., Class A	10,211	340,741
The Beauty Health Company (A)	20,649	243,452
The Honest Company, Inc. (A)	15,150	53,025
USANA Health Sciences, Inc. (A)	2,259	126,617
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Veru, Inc. (A)	13,454	$154,990
		3,140,973
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	35,441	32,864
Turning Point Brands, Inc.	3,052	64,794
Universal Corp.	4,834	222,557
Vector Group, Ltd.	29,445	259,410
		579,625
		15,366,013
Energy – 5.8%
Energy equipment and services – 1.5%
Archrock, Inc.	27,640	177,449
Borr Drilling, Ltd. (A)	28,324	94,036
Bristow Group, Inc. (A)	4,673	109,769
Cactus, Inc., Class A	12,025	462,121
ChampionX Corp.	41,899	819,963
Diamond Offshore Drilling, Inc. (A)(B)	20,891	138,507
DMC Global, Inc. (A)	4,123	65,886
Dril-Quip, Inc. (A)	7,026	137,148
Expro Group Holdings NV (A)	16,173	206,044
Helix Energy Solutions Group, Inc. (A)	30,934	119,405
Helmerich & Payne, Inc.	21,024	777,257
Liberty Energy, Inc. (A)	29,323	371,816
Nabors Industries, Ltd. (A)	1,883	191,030
National Energy Services Reunited Corp. (A)	8,069	47,930
Newpark Resources, Inc. (A)	19,300	48,636
NexTier Oilfield Solutions, Inc. (A)	36,212	267,969
Noble Corp. PLC (A)	7,660	226,583
Oceaneering International, Inc. (A)	20,984	167,033
Oil States International, Inc. (A)	13,500	52,515
Patterson-UTI Energy, Inc.	44,181	516,034
ProPetro Holding Corp. (A)	18,007	144,956
RPC, Inc.	15,736	109,050
Select Energy Services, Inc., Class A (A)	15,590	108,662
Solaris Oilfield Infrastructure, Inc., Class A	6,755	63,227
TETRA Technologies, Inc. (A)	26,769	96,101
Tidewater, Inc. (A)	8,011	173,839
U.S. Silica Holdings, Inc. (A)	15,477	169,473
Valaris, Ltd. (A)	12,432	608,422
Weatherford International PLC (A)	14,673	473,791
		6,944,652
Oil, gas and consumable fuels – 4.3%
Alto Ingredients, Inc. (A)	15,709	57,181
Amplify Energy Corp. (A)	7,944	52,192
Arch Resources, Inc.	3,112	369,083
Archaea Energy, Inc. (A)	12,437	223,990
Ardmore Shipping Corp. (A)	8,030	73,314
Berry Corp.	16,982	127,365
Brigham Minerals, Inc., Class A	10,368	255,779
California Resources Corp.	15,934	612,344
Callon Petroleum Company (A)	10,144	355,141
Centrus Energy Corp., Class A (A)	2,443	100,114
Chord Energy Corp.	8,606	1,177,043
Civitas Resources, Inc.	15,072	864,982
Clean Energy Fuels Corp. (A)	35,516	189,655
CNX Resources Corp. (A)	39,415	612,115
Comstock Resources, Inc. (A)	18,872	326,297
CONSOL Energy, Inc.	7,074	455,000
Crescent Energy Company, Class A (B)	7,146	96,257
CVR Energy, Inc.	6,114	177,184
Delek US Holdings, Inc.	14,550	394,887
Denbury, Inc. (A)	10,372	894,689

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	28,564	$215,944
Dorian LPG, Ltd.	6,515	88,409
Earthstone Energy, Inc., Class A (A)	8,935	110,079
Energy Fuels, Inc. (A)(B)	33,085	202,480
Equitrans Midstream Corp.	84,534	632,314
Excelerate Energy, Inc., Class A	3,923	91,798
FLEX LNG, Ltd. (B)	5,904	186,980
Frontline, Ltd. (B)	25,687	280,759
Gevo, Inc. (A)	42,088	95,961
Golar LNG, Ltd. (A)	20,892	520,629
Green Plains, Inc. (A)	10,943	318,113
Gulfport Energy Corp. (A)	2,341	206,687
International Seaways, Inc.	10,083	354,216
Kinetik Holdings, Inc. (B)	3,452	112,466
Kosmos Energy, Ltd. (A)	93,132	481,492
Laredo Petroleum, Inc. (A)	3,537	222,300
Magnolia Oil & Gas Corp., Class A	34,210	677,700
Matador Resources Company	23,111	1,130,590
Murphy Oil Corp.	30,235	1,063,365
Nordic American Tankers, Ltd.	41,079	109,681
Northern Oil and Gas, Inc.	13,519	370,556
Par Pacific Holdings, Inc. (A)	10,253	168,252
PBF Energy, Inc., Class A (A)	19,908	699,965
Peabody Energy Corp. (A)	24,240	601,637
Permian Resources Corp. (A)	42,493	288,952
Ranger Oil Corp., Class A	4,466	140,456
REX American Resources Corp. (A)	3,399	94,900
Riley Exploration Permian, Inc.	2,214	42,022
Ring Energy, Inc. (A)	18,769	43,544
SandRidge Energy, Inc. (A)	6,773	110,468
Scorpio Tankers, Inc.	10,226	429,901
SFL Corp., Ltd.	23,496	214,049
SilverBow Resources, Inc. (A)	2,456	66,017
Sitio Royalties Corp. (B)	2,633	58,216
SM Energy Company	24,932	937,693
Talos Energy, Inc. (A)	13,644	227,173
Teekay Corp. (A)	17,147	61,558
Teekay Tankers, Ltd., Class A (A)	4,856	133,734
Tellurian, Inc. (A)	105,462	252,054
Uranium Energy Corp. (A)	58,785	205,748
Ur-Energy, Inc. (A)(B)	45,114	49,174
VAALCO Energy, Inc.	12,561	54,766
Vertex Energy, Inc. (A)(B)	11,349	70,704
W&T Offshore, Inc. (A)	19,739	115,671
World Fuel Services Corp.	12,534	293,797
		20,247,582
		27,192,234
Financials – 16.5%
Banks – 9.7%
1st Source Corp.	3,101	143,576
ACNB Corp.	2,239	67,260
Allegiance Bancshares, Inc.	4,019	167,311
Amalgamated Financial Corp.	3,356	75,678
Amerant Bancorp, Inc.	5,953	147,873
American National Bankshares, Inc.	2,727	87,128
Ameris Bancorp	13,583	607,296
Arrow Financial Corp.	3,102	89,410
Associated Banc-Corp.	30,356	609,548
Atlantic Union Bankshares Corp.	15,177	461,077
Banc of California, Inc.	11,480	183,336
BancFirst Corp.	4,008	358,596
Bank First Corp. (B)	1,355	103,630
Bank of Marin Bancorp	3,595	107,670
BankUnited, Inc.	16,401	560,422
Bankwell Financial Group, Inc.	1,794	52,223
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	6,677	$394,477
Bar Harbor Bankshares	3,689	97,832
BayCom Corp.	3,316	58,295
BCB Bancorp, Inc.	3,734	62,843
Berkshire Hills Bancorp, Inc.	9,541	260,469
Blue Ridge Bankshares, Inc.	4,037	51,310
Brookline Bancorp, Inc.	15,649	182,311
Business First Bancshares, Inc.	4,889	105,260
Byline Bancorp, Inc.	5,034	101,939
Cadence Bank	37,309	948,022
Cambridge Bancorp	1,456	116,101
Camden National Corp.	2,930	124,818
Capital Bancorp, Inc.	2,569	59,344
Capital City Bank Group, Inc.	3,660	113,863
Capstar Financial Holdings, Inc.	4,875	90,334
Carter Bankshares, Inc. (A)	6,240	100,464
Cathay General Bancorp	14,528	558,747
Central Pacific Financial Corp.	5,699	117,912
Citizens & Northern Corp.	3,747	90,602
City Holding Company	2,734	242,478
Civista Bancshares, Inc.	3,755	77,954
CNB Financial Corp.	3,861	91,004
Coastal Financial Corp. (A)	2,388	94,899
Colony Bankcorp, Inc.	4,518	58,870
Columbia Banking System, Inc.	15,831	457,358
Community Bank System, Inc.	10,554	634,084
Community Trust Bancorp, Inc.	3,022	122,542
ConnectOne Bancorp, Inc.	7,760	178,946
CrossFirst Bankshares, Inc. (A)	9,857	128,634
Customers Bancorp, Inc. (A)	6,367	187,699
CVB Financial Corp.	27,023	684,222
Dime Community Bancshares, Inc.	6,797	199,016
Eagle Bancorp, Inc.	6,299	282,321
Eastern Bankshares, Inc.	32,767	643,544
Enterprise Financial Services Corp.	6,925	304,977
Equity Bancshares, Inc., Class A	3,452	102,283
Esquire Financial Holdings, Inc.	1,862	69,918
Farmers & Merchants Bancorp, Inc.	2,777	74,618
Farmers National Banc Corp.	7,030	92,023
FB Financial Corp.	7,405	282,945
Financial Institutions, Inc.	3,519	84,702
First Bancorp (North Carolina)	7,156	261,766
First Bancorp (Puerto Rico)	40,252	550,647
First Bank	4,496	61,460
First Busey Corp.	10,583	232,614
First Business Financial Services, Inc.	2,019	65,234
First Commonwealth Financial Corp.	18,837	241,867
First Community Bankshares, Inc.	3,800	121,714
First Financial Bancorp	18,815	396,620
First Financial Bankshares, Inc.	26,439	1,105,943
First Financial Corp.	2,246	101,497
First Foundation, Inc.	10,559	191,540
First Internet Bancorp	2,216	75,034
First Interstate BancSystem, Inc., Class A	19,084	770,039
First Merchants Corp.	11,299	437,045
First Mid Bancshares, Inc.	3,935	125,802
First Western Financial, Inc. (A)	1,895	46,712
Flushing Financial Corp.	6,215	120,385
Fulton Financial Corp.	31,161	492,344
FVCBankcorp, Inc. (A)	3,519	67,459
German American Bancorp, Inc.	5,442	194,334
Glacier Bancorp, Inc.	22,525	1,106,653
Great Southern Bancorp, Inc.	1,890	107,862
Guaranty Bancshares, Inc.	2,024	70,010

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hancock Whitney Corp.	17,518	$802,500
Hanmi Financial Corp.	6,503	153,991
HarborOne Bancorp, Inc.	9,967	133,757
Heartland Financial USA, Inc.	8,040	348,614
Heritage Commerce Corp.	12,904	146,331
Heritage Financial Corp.	7,010	185,555
Hilltop Holdings, Inc.	12,437	309,059
Home BancShares, Inc.	38,654	870,102
HomeStreet, Inc.	3,828	110,285
HomeTrust Bancshares, Inc.	3,590	79,339
Hope Bancorp, Inc.	23,274	294,183
Horizon Bancorp, Inc.	8,685	155,983
Independent Bank Corp. (Massachusetts)	9,358	697,452
Independent Bank Corp. (Michigan)	4,866	92,941
Independent Bank Group, Inc.	7,373	452,628
International Bancshares Corp.	10,871	462,018
John Marshall Bancorp, Inc. (B)	2,789	68,498
Lakeland Bancorp, Inc.	12,832	205,440
Lakeland Financial Corp.	4,892	356,187
Live Oak Bancshares, Inc.	6,867	210,130
Macatawa Bank Corp.	8,874	82,173
Mercantile Bank Corp.	3,504	104,104
Metrocity Bankshares, Inc.	4,351	85,454
Metropolitan Bank Holding Corp. (A)	2,170	139,661
Mid Penn Bancorp, Inc.	3,494	100,383
Midland States Bancorp, Inc.	4,612	108,705
MidWestOne Financial Group, Inc.	3,222	87,928
MVB Financial Corp.	2,333	64,927
National Bank Holdings Corp., Class A	5,848	216,318
NBT Bancorp, Inc.	8,095	307,205
Nicolet Bankshares, Inc. (A)	2,460	173,282
Northeast Bank	1,713	62,816
Northwest Bancshares, Inc.	24,010	324,375
OceanFirst Financial Corp.	11,710	218,274
OFG Bancorp	9,745	244,892
Old National Bancorp	58,917	970,363
Old Second Bancorp, Inc.	9,404	122,722
Origin Bancorp, Inc.	4,671	179,693
Orrstown Financial Services, Inc.	2,986	71,425
Pacific Premier Bancorp, Inc.	19,030	589,169
Park National Corp.	2,728	339,581
Parke Bancorp, Inc.	2,673	56,026
Pathward Financial, Inc.	6,076	200,265
PCB Bancorp	3,552	64,185
PCSB Financial Corp.	3,509	62,916
Peapack-Gladstone Financial Corp.	3,839	129,182
Peoples Bancorp, Inc.	5,682	164,380
Peoples Financial Services Corp.	1,622	75,974
Preferred Bank	2,795	182,318
Premier Financial Corp.	7,482	192,287
Primis Financial Corp.	6,047	73,350
Professional Holding Corp., Class A (A)	3,155	81,841
QCR Holdings, Inc.	3,355	170,904
RBB Bancorp	3,586	74,517
Renasant Corp.	11,013	344,487
Republic Bancorp, Inc., Class A	1,875	71,813
Republic First Bancorp, Inc. (A)	12,904	36,518
S&T Bancorp, Inc.	7,682	225,159
Sandy Spring Bancorp, Inc.	8,756	308,737
Seacoast Banking Corp. of Florida	12,379	374,217
ServisFirst Bancshares, Inc.	10,187	814,960
Shore Bancshares, Inc.	4,386	75,966
Sierra Bancorp	3,651	72,107
Silvergate Capital Corp., Class A (A)	6,505	490,152
Simmons First National Corp., Class A	24,820	540,828
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SmartFinancial, Inc.	3,659	$90,414
South Plains Financial, Inc.	2,659	73,282
Southern First Bancshares, Inc. (A)	1,911	79,612
Southside Bancshares, Inc.	5,879	207,881
SouthState Corp.	15,177	1,200,804
Stellar Bancorp, Inc.	4,175	122,119
Stock Yards Bancorp, Inc.	5,856	398,267
Texas Capital Bancshares, Inc. (A)	10,436	616,037
The Bancorp, Inc. (A)	11,702	257,210
The Bank of NT Butterfield & Son, Ltd.	10,226	331,936
The First Bancorp, Inc.	2,667	73,476
The First Bancshares, Inc.	4,234	126,470
The First of Long Island Corp.	5,562	95,889
Third Coast Bancshares, Inc. (A)	3,231	55,282
Tompkins Financial Corp.	2,623	190,482
Towne Bank	13,364	358,556
TriCo Bancshares	6,375	284,644
Triumph Bancorp, Inc. (A)	4,996	271,533
Trustmark Corp.	12,188	373,318
UMB Financial Corp.	8,753	737,790
United Bankshares, Inc.	26,912	962,104
United Community Banks, Inc.	21,570	713,967
Unity Bancorp, Inc.	1,979	49,693
Univest Financial Corp.	6,178	145,059
Valley National Bancorp	88,550	956,340
Veritex Holdings, Inc.	10,710	284,779
Washington Federal, Inc.	12,496	374,630
Washington Trust Bancorp, Inc.	3,476	161,564
WesBanco, Inc.	11,355	378,916
West BanCorp, Inc.	4,090	85,113
Westamerica BanCorp	4,943	258,469
		45,423,763
Capital markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	12,336	332,208
AssetMark Financial Holdings, Inc. (A)	4,554	83,293
B. Riley Financial, Inc.	4,214	187,607
BGC Partners, Inc., Class A	67,601	212,267
Blucora, Inc. (A)	9,975	192,917
Brightsphere Investment Group, Inc.	6,724	100,255
Cohen & Steers, Inc.	5,212	326,428
Cowen, Inc., Class A	5,488	212,056
Diamond Hill Investment Group, Inc.	655	108,075
Donnelley Financial Solutions, Inc. (A)	5,846	216,127
Ellington Financial, Inc.	11,653	132,495
Federated Hermes, Inc.	18,008	596,425
Focus Financial Partners, Inc., Class A (A)	11,983	377,584
GCM Grosvenor, Inc., Class A (B)	9,887	78,008
Hamilton Lane, Inc., Class A	7,266	433,126
Houlihan Lokey, Inc.	10,384	782,746
Manning & Napier, Inc.	3,970	48,712
Moelis & Company, Class A	13,242	447,712
Open Lending Corp., Class A (A)	22,081	177,531
Oppenheimer Holdings, Inc., Class A	1,929	59,760
Perella Weinberg Partners	10,509	66,522
Piper Sandler Companies	3,548	371,618
PJT Partners, Inc., Class A	4,892	326,883
Sculptor Capital Management, Inc.	6,058	53,553
Silvercrest Asset Management Group, Inc., Class A	2,577	42,134
StepStone Group, Inc., Class A	10,988	269,316
StoneX Group, Inc. (A)	3,534	293,110
Victory Capital Holdings, Inc., Class A	3,414	79,580
Virtus Investment Partners, Inc.	1,468	234,175

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
WisdomTree Investments, Inc.	28,986	$135,654
		6,977,877
Consumer finance – 0.7%
Bread Financial Holdings, Inc.	10,260	322,677
Encore Capital Group, Inc. (A)	4,937	224,535
Enova International, Inc. (A)	6,654	194,763
EZCORP, Inc., Class A (A)	11,204	86,383
FirstCash Holdings, Inc.	7,958	583,719
Green Dot Corp., Class A (A)	10,133	192,324
LendingClub Corp. (A)	20,969	231,707
LendingTree, Inc. (A)	2,242	53,494
Moneylion, Inc. (A)	34,713	30,985
Navient Corp.	24,075	353,662
Nelnet, Inc., Class A	3,039	240,658
NerdWallet, Inc., Class A (A)	5,833	51,739
Oportun Financial Corp. (A)	6,425	28,077
PRA Group, Inc. (A)	8,234	270,569
PROG Holdings, Inc. (A)	11,207	167,881
Regional Management Corp.	1,784	50,023
World Acceptance Corp. (A)	887	85,879
		3,169,075
Diversified financial services – 0.3%
Alerus Financial Corp.	3,801	84,002
A-Mark Precious Metals, Inc.	3,730	105,895
Banco Latinoamericano de Comercio Exterior SA, Class E	6,684	87,293
Cannae Holdings, Inc. (A)	15,655	323,432
Compass Diversified Holdings	12,607	227,682
Jackson Financial, Inc., Class A	15,446	428,627
		1,256,931
Insurance – 1.9%
Ambac Financial Group, Inc. (A)	10,094	128,699
American Equity Investment Life Holding Company	15,917	593,545
AMERISAFE, Inc.	4,038	188,696
Argo Group International Holdings, Ltd.	6,603	127,174
Bright Health Group, Inc. (A)	43,136	45,293
BRP Group, Inc., Class A (A)	12,278	323,525
CNO Financial Group, Inc.	23,514	422,547
Donegal Group, Inc., Class A	3,929	53,002
eHealth, Inc. (A)	5,477	21,415
Employers Holdings, Inc.	5,686	196,110
Enstar Group, Ltd. (A)	2,350	398,537
Genworth Financial, Inc., Class A (A)	103,934	363,769
Goosehead Insurance, Inc., Class A (A)	4,021	143,308
Greenlight Capital Re, Ltd., Class A (A)	7,654	56,946
HCI Group, Inc. (B)	1,560	61,152
Horace Mann Educators Corp.	8,476	299,118
James River Group Holdings, Ltd.	7,818	178,329
Kinsale Capital Group, Inc.	4,455	1,137,896
Lemonade, Inc. (A)	8,494	179,903
MBIA, Inc. (A)	10,440	96,048
Mercury General Corp.	5,509	156,566
National Western Life Group, Inc., Class A	451	77,031
Oscar Health, Inc., Class A (A)	25,184	125,668
Palomar Holdings, Inc. (A)	5,045	422,367
ProAssurance Corp.	11,328	221,009
RLI Corp.	7,998	818,835
Root, Inc., Class A (A)(B)	1,806	14,231
Safety Insurance Group, Inc.	2,937	239,542
Selective Insurance Group, Inc.	12,240	996,336
Selectquote, Inc. (A)	29,055	21,210
SiriusPoint, Ltd. (A)	21,277	105,321
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	5,520	$240,893
Tiptree, Inc.	5,955	64,076
Trupanion, Inc. (A)(B)	8,080	480,194
United Fire Group, Inc.	4,626	132,905
Universal Insurance Holdings, Inc.	6,118	60,262
		9,191,458
Mortgage real estate investment trusts – 1.0%
AFC Gamma, Inc.	3,821	58,461
Apollo Commercial Real Estate Finance, Inc.	28,282	234,741
Arbor Realty Trust, Inc.	31,849	366,264
Ares Commercial Real Estate Corp.	9,029	94,353
ARMOUR Residential REIT, Inc.	21,258	103,526
Blackstone Mortgage Trust, Inc., Class A	34,283	800,165
BrightSpire Capital, Inc.	20,280	127,967
Broadmark Realty Capital, Inc.	26,053	133,131
Chimera Investment Corp.	48,585	253,614
Claros Mortgage Trust, Inc. (B)	18,907	221,968
Dynex Capital, Inc.	7,255	84,521
Franklin BSP Realty Trust, Inc.	17,344	186,795
Granite Point Mortgage Trust, Inc.	11,496	74,034
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,530	524,673
Invesco Mortgage Capital, Inc.	7,495	83,195
KKR Real Estate Finance Trust, Inc.	9,801	159,266
Ladder Capital Corp.	23,445	210,067
MFA Financial, Inc.	21,445	166,842
New York Mortgage Trust, Inc.	80,031	187,273
Orchid Island Capital, Inc.	7,649	62,722
PennyMac Mortgage Investment Trust	18,540	218,401
Ready Capital Corp.	15,183	153,956
Redwood Trust, Inc.	24,869	142,748
TPG RE Finance Trust, Inc.	14,613	102,291
Two Harbors Investment Corp.	70,916	235,441
		4,986,415
Thrifts and mortgage finance – 1.4%
Axos Financial, Inc. (A)	11,764	402,682
Blue Foundry Bancorp (A)	7,250	80,838
Bridgewater Bancshares, Inc. (A)	5,012	82,548
Capitol Federal Financial, Inc.	26,813	222,548
Columbia Financial, Inc. (A)	7,052	149,009
Enact Holdings, Inc.	6,250	138,563
Essent Group, Ltd.	21,570	752,146
Federal Agricultural Mortgage Corp., Class C	1,885	186,879
Flagstar Bancorp, Inc.	10,315	344,521
Home Bancorp, Inc.	1,932	75,329
Kearny Financial Corp.	13,071	138,814
Luther Burbank Corp.	3,612	41,971
Merchants Bancorp	3,471	80,076
Mr. Cooper Group, Inc. (A)	14,937	604,949
NMI Holdings, Inc., Class A (A)	17,614	358,797
Northfield Bancorp, Inc.	9,551	136,675
PennyMac Financial Services, Inc.	6,041	259,159
Provident Bancorp, Inc.	4,019	57,512
Provident Financial Services, Inc.	14,755	287,723
Radian Group, Inc.	35,432	683,483
Southern Missouri Bancorp, Inc.	1,843	94,048
The Hingham Institution for Savings	307	77,091
TrustCo Bank Corp. NY	4,053	127,345
Walker & Dunlop, Inc.	6,331	530,095
Waterstone Financial, Inc.	5,392	87,135

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	13,110	$609,091
		6,609,027
		77,614,546
Health care – 17.8%
Biotechnology – 7.9%
2seventy bio, Inc. (A)	8,160	118,728
4D Molecular Therapeutics, Inc. (A)	6,881	55,323
Aadi Bioscience, Inc. (A)	3,351	47,350
ACADIA Pharmaceuticals, Inc. (A)	24,809	405,875
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Adicet Bio, Inc. (A)	6,190	88,022
ADMA Biologics, Inc. (A)	40,575	98,597
Aduro Biotech, Inc. (A)(C)	4,010	6,175
Affimed NV (A)	30,948	63,753
Agenus, Inc. (A)	58,628	120,187
Agios Pharmaceuticals, Inc. (A)	11,440	323,523
Akero Therapeutics, Inc. (A)	6,502	221,393
Albireo Pharma, Inc. (A)	3,738	72,368
Alector, Inc. (A)	13,251	125,354
Alkermes PLC (A)	33,418	746,224
Allogene Therapeutics, Inc. (A)	16,672	180,058
Amicus Therapeutics, Inc. (A)	56,908	594,120
AnaptysBio, Inc. (A)	4,298	109,642
Anavex Life Sciences Corp. (A)	14,379	148,391
Anika Therapeutics, Inc. (A)	3,286	78,207
Apellis Pharmaceuticals, Inc. (A)	18,723	1,278,781
Arbutus Biopharma Corp. (A)(B)	23,992	45,825
Arcturus Therapeutics Holdings, Inc. (A)	5,094	75,493
Arcus Biosciences, Inc. (A)	10,633	278,159
Arcutis Biotherapeutics, Inc. (A)	7,303	139,560
Arrowhead Pharmaceuticals, Inc. (A)	21,220	701,321
Atara Biotherapeutics, Inc. (A)	19,576	73,997
Aura Biosciences, Inc. (A)	4,127	74,781
Aurinia Pharmaceuticals, Inc. (A)	27,778	208,891
Avid Bioservices, Inc. (A)	12,788	244,507
Avidity Biosciences, Inc. (A)	10,396	169,767
Beam Therapeutics, Inc. (A)	13,119	624,989
BioCryst Pharmaceuticals, Inc. (A)	38,306	482,656
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,792	1,933,767
Bioxcel Therapeutics, Inc. (A)(B)	4,516	53,379
Bluebird Bio, Inc. (A)	16,403	103,831
Blueprint Medicines Corp. (A)	12,288	809,656
Bridgebio Pharma, Inc. (A)	21,832	217,010
C4 Therapeutics, Inc. (A)	9,439	82,780
CareDx, Inc. (A)	10,577	180,021
Caribou Biosciences, Inc. (A)	11,910	125,651
Catalyst Pharmaceuticals, Inc. (A)	20,056	257,318
Celldex Therapeutics, Inc. (A)	9,575	269,153
Century Therapeutics, Inc. (A)	4,647	45,959
Cerevel Therapeutics Holdings, Inc. (A)	11,290	319,055
ChemoCentryx, Inc. (A)	13,078	675,609
Chinook Therapeutics, Inc. (A)	9,168	180,243
Cogent Biosciences, Inc. (A)	9,659	144,112
Coherus Biosciences, Inc. (A)	15,700	150,877
Crinetics Pharmaceuticals, Inc. (A)	11,023	216,492
CTI BioPharma Corp. (A)	19,725	114,800
Cullinan Oncology, Inc. (A)	6,412	82,202
Cytokinetics, Inc. (A)	16,897	818,660
Day One Biopharmaceuticals, Inc. (A)	5,176	103,675
Deciphera Pharmaceuticals, Inc. (A)	9,531	176,324
Denali Therapeutics, Inc. (A)	20,378	625,401
Design Therapeutics, Inc. (A)	7,202	120,417
Dynavax Technologies Corp. (A)	24,439	255,143
Dyne Therapeutics, Inc. (A)	7,313	92,875
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Eagle Pharmaceuticals, Inc. (A)	2,104	$55,588
Editas Medicine, Inc. (A)	14,482	177,260
Eiger BioPharmaceuticals, Inc. (A)	9,392	70,722
Emergent BioSolutions, Inc. (A)	10,369	217,645
Enanta Pharmaceuticals, Inc. (A)	4,079	211,578
EQRx, Inc. (A)(B)	28,514	141,144
Erasca, Inc. (A)	14,105	110,019
Fate Therapeutics, Inc. (A)	17,184	385,093
FibroGen, Inc. (A)	18,323	238,382
Foghorn Therapeutics, Inc. (A)	4,381	37,589
Forma Therapeutics Holdings, Inc. (A)	8,393	167,440
Generation Bio Company (A)	10,179	54,050
Geron Corp. (A)(B)	78,109	182,775
Global Blood Therapeutics, Inc. (A)	12,872	876,583
Gossamer Bio, Inc. (A)	13,653	163,563
Halozyme Therapeutics, Inc. (A)	27,825	1,100,201
Heron Therapeutics, Inc. (A)	22,820	96,300
Ideaya Biosciences, Inc. (A)	7,752	115,660
IGM Biosciences, Inc. (A)(B)	2,205	50,142
Imago Biosciences, Inc. (A)(B)	5,784	87,049
ImmunityBio, Inc. (A)(B)	17,696	87,949
ImmunoGen, Inc. (A)	44,921	214,722
Inhibrx, Inc. (A)	6,595	118,380
Inovio Pharmaceuticals, Inc. (A)	47,930	82,679
Insmed, Inc. (A)	24,683	531,672
Instil Bio, Inc. (A)	15,265	73,883
Intellia Therapeutics, Inc. (A)	15,539	869,562
Intercept Pharmaceuticals, Inc. (A)	5,288	73,768
Iovance Biotherapeutics, Inc. (A)	31,455	301,339
Ironwood Pharmaceuticals, Inc. (A)	27,838	288,402
iTeos Therapeutics, Inc. (A)	4,955	94,393
IVERIC bio, Inc. (A)	24,357	436,965
Janux Therapeutics, Inc. (A)(B)	3,985	53,957
KalVista Pharmaceuticals, Inc. (A)	5,543	80,429
Karuna Therapeutics, Inc. (A)	5,420	1,219,121
Karyopharm Therapeutics, Inc. (A)	16,283	88,905
Keros Therapeutics, Inc. (A)	3,642	137,012
Kezar Life Sciences, Inc. (A)	10,325	88,898
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,955	89,302
Kinnate Biopharma, Inc. (A)(B)	6,366	76,074
Kodiak Sciences, Inc. (A)	7,278	56,332
Krystal Biotech, Inc. (A)	4,342	302,637
Kura Oncology, Inc. (A)	13,275	181,337
Kymera Therapeutics, Inc. (A)	7,980	173,725
Ligand Pharmaceuticals, Inc. (A)	3,103	267,199
Lyell Immunopharma, Inc. (A)	35,995	263,843
MacroGenics, Inc. (A)	14,723	50,942
Madrigal Pharmaceuticals, Inc. (A)	2,652	172,353
MannKind Corp. (A)	51,888	160,334
MeiraGTx Holdings PLC (A)	6,846	57,575
Mersana Therapeutics, Inc. (A)	19,191	129,731
MiMedx Group, Inc. (A)	24,073	69,090
Mirum Pharmaceuticals, Inc. (A)	3,367	70,741
Monte Rosa Therapeutics, Inc. (A)(B)	6,481	52,950
Morphic Holding, Inc. (A)	5,494	155,480
Myriad Genetics, Inc. (A)	16,481	314,457
Nkarta, Inc. (A)	6,895	90,738
Nurix Therapeutics, Inc. (A)	9,541	124,319
Nuvalent, Inc., Class A (A)(B)	4,091	79,529
Ocugen, Inc. (A)(B)	46,575	82,904
Organogenesis Holdings, Inc. (A)	15,287	49,530
PDL BioPharma, Inc. (A)(C)	28,581	39,442
PMV Pharmaceuticals, Inc. (A)	7,852	93,439
Point Biopharma Global, Inc. (A)	15,684	121,237

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	$28,107
Prometheus Biosciences, Inc. (A)	6,029	355,771
Protagonist Therapeutics, Inc. (A)	9,984	84,165
Prothena Corp. PLC (A)	7,456	452,057
PTC Therapeutics, Inc. (A)	14,471	726,444
Radius Health, Inc. (A)(C)	9,985	799
RAPT Therapeutics, Inc. (A)	5,579	134,231
Recursion Pharmaceuticals, Inc., Class A (A)	28,089	298,867
REGENXBIO, Inc. (A)	8,368	221,166
Relay Therapeutics, Inc. (A)	15,903	355,750
Replimune Group, Inc. (A)	6,457	111,512
REVOLUTION Medicines, Inc. (A)	13,174	259,791
Rigel Pharmaceuticals, Inc. (A)	40,220	47,460
Rocket Pharmaceuticals, Inc. (A)	9,371	149,561
Sage Therapeutics, Inc. (A)	10,798	422,850
Sana Biotechnology, Inc. (A)(B)	18,736	112,416
Sangamo Therapeutics, Inc. (A)	26,203	128,395
Seres Therapeutics, Inc. (A)	17,116	109,885
Sorrento Therapeutics, Inc. (A)	79,332	124,551
SpringWorks Therapeutics, Inc. (A)	7,298	208,212
Stoke Therapeutics, Inc. (A)	5,016	64,405
Sutro Biopharma, Inc. (A)	10,332	57,343
Syndax Pharmaceuticals, Inc. (A)	10,817	259,933
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Talaris Therapeutics, Inc. (A)	5,194	13,660
Tango Therapeutics, Inc. (A)	10,769	38,984
Tenaya Therapeutics, Inc. (A)	6,888	19,975
TG Therapeutics, Inc. (A)	28,270	167,358
Travere Therapeutics, Inc. (A)	12,598	310,415
Twist Bioscience Corp. (A)	11,564	407,515
Vanda Pharmaceuticals, Inc. (A)	11,596	114,568
Vaxart, Inc. (A)	26,416	57,587
Vaxcyte, Inc. (A)	10,881	261,144
Vera Therapeutics, Inc. (A)	3,175	67,659
Veracyte, Inc. (A)	14,913	247,556
Vericel Corp. (A)	9,814	227,685
Verve Therapeutics, Inc. (A)	7,831	268,995
Vir Biotechnology, Inc. (A)	14,887	287,021
Viridian Therapeutics, Inc. (A)	5,694	116,784
VistaGen Therapeutics, Inc. (A)	45,494	6,920
Xencor, Inc. (A)	11,847	307,785
Y-mAbs Therapeutics, Inc. (A)	7,698	111,005
Zentalis Pharmaceuticals, Inc. (A)	8,056	174,493
		36,840,880
Health care equipment and supplies – 4.0%
Alphatec Holdings, Inc. (A)	14,965	130,794
AngioDynamics, Inc. (A)	7,771	158,995
Artivion, Inc. (A)	8,194	113,405
AtriCure, Inc. (A)	9,413	368,048
Atrion Corp.	269	151,985
Avanos Medical, Inc. (A)	9,628	209,698
Axogen, Inc. (A)	8,832	105,277
Axonics, Inc. (A)	9,656	680,169
BioLife Solutions, Inc. (A)	7,259	165,142
Bioventus, Inc., Class A (A)	6,916	48,412
Butterfly Network, Inc. (A)	29,072	136,638
Cardiovascular Systems, Inc. (A)	8,558	118,614
Cerus Corp. (A)	36,297	130,669
CONMED Corp.	5,743	460,416
CryoPort, Inc. (A)	9,279	226,036
Cue Health, Inc. (A)(B)	22,850	68,779
Cutera, Inc. (A)	3,474	158,414
Embecta Corp.	11,854	341,277
Figs, Inc., Class A (A)	26,449	218,204
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Glaukos Corp. (A)	9,428	$501,947
Haemonetics Corp. (A)	10,383	768,653
Heska Corp. (A)	2,018	147,153
Inari Medical, Inc. (A)	9,920	720,589
Inogen, Inc. (A)	4,919	119,433
Inspire Medical Systems, Inc. (A)	5,582	990,079
Integer Holdings Corp. (A)	6,684	415,945
iRadimed Corp.	1,594	47,916
iRhythm Technologies, Inc. (A)	6,140	769,219
Lantheus Holdings, Inc. (A)	14,034	987,011
LeMaitre Vascular, Inc.	3,997	202,568
LivaNova PLC (A)	11,008	558,876
Meridian Bioscience, Inc. (A)	8,799	277,432
Merit Medical Systems, Inc. (A)	11,425	645,627
Mesa Laboratories, Inc.	1,016	143,083
Nano-X Imaging, Ltd. (A)(B)	8,914	102,244
Neogen Corp. (A)	22,156	309,519
Nevro Corp. (A)	7,184	334,774
NuVasive, Inc. (A)	10,722	469,731
Omnicell, Inc. (A)	8,996	782,922
OraSure Technologies, Inc. (A)	16,477	62,448
Orthofix Medical, Inc. (A)	4,096	78,275
OrthoPediatrics Corp. (A)	3,002	138,512
Outset Medical, Inc. (A)	10,144	161,594
Paragon 28, Inc. (A)	9,652	171,999
PROCEPT BioRobotics Corp. (A)	5,298	219,655
Pulmonx Corp. (A)	7,258	120,918
RxSight, Inc. (A)	4,606	55,272
SeaSpine Holdings Corp. (A)	8,677	49,285
Senseonics Holdings, Inc. (A)(B)	93,468	123,378
Shockwave Medical, Inc. (A)	7,310	2,032,691
SI-BONE, Inc. (A)	7,054	123,163
Sight Sciences, Inc. (A)	4,808	30,531
Silk Road Medical, Inc. (A)	7,177	322,965
STAAR Surgical Company (A)	9,891	697,810
Surmodics, Inc. (A)	2,907	88,373
TransMedics Group, Inc. (A)	5,628	234,913
Treace Medical Concepts, Inc. (A)	6,932	152,989
UFP Technologies, Inc. (A)	1,426	122,408
Utah Medical Products, Inc.	740	63,129
Varex Imaging Corp. (A)	7,959	168,253
Vicarious Surgical, Inc. (A)	12,392	41,513
ViewRay, Inc. (A)	33,075	120,393
Zimvie, Inc. (A)	4,503	44,445
Zynex, Inc. (B)	5,118	46,420
		18,757,025
Health care providers and services – 3.0%
1Life Healthcare, Inc. (A)	37,464	642,508
23andMe Holding Company, Class A (A)	36,542	104,510
Accolade, Inc. (A)	12,831	146,530
AdaptHealth Corp. (A)	14,900	279,822
Addus HomeCare Corp. (A)	3,168	301,720
Agiliti, Inc. (A)	5,773	82,612
Alignment Healthcare, Inc. (A)	17,648	208,952
AMN Healthcare Services, Inc. (A)	9,110	965,296
Apollo Medical Holdings, Inc. (A)(B)	8,072	314,808
Brookdale Senior Living, Inc. (A)	38,987	166,474
Cano Health, Inc. (A)	34,196	296,479
CareMax, Inc. (A)(B)	13,464	95,460
Castle Biosciences, Inc. (A)	5,128	133,738
Clover Health Investments Corp. (A)	79,835	135,720
Community Health Systems, Inc. (A)	26,278	56,498
CorVel Corp. (A)	1,833	253,742
Covetrus, Inc. (A)	21,908	457,439
Cross Country Healthcare, Inc. (A)	7,549	214,165

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DocGo, Inc. (A)	17,094	$169,572
Fulgent Genetics, Inc. (A)	4,422	168,567
Hanger, Inc. (A)	8,142	152,418
HealthEquity, Inc. (A)	17,034	1,144,174
Hims & Hers Health, Inc. (A)	25,874	144,377
Invitae Corp. (A)(B)	48,489	119,283
LHC Group, Inc. (A)	6,098	997,999
LifeStance Health Group, Inc. (A)(B)	15,514	102,703
ModivCare, Inc. (A)	2,623	261,461
National HealthCare Corp.	2,486	157,463
National Research Corp.	3,043	121,111
OPKO Health, Inc. (A)	84,680	160,045
Option Care Health, Inc. (A)	29,553	930,033
Owens & Minor, Inc.	15,092	363,717
Patterson Companies, Inc.	17,753	426,427
Pediatrix Medical Group, Inc. (A)	17,799	293,861
PetIQ, Inc. (A)	5,898	40,696
Privia Health Group, Inc. (A)	9,064	308,720
Progyny, Inc. (A)	15,455	572,762
R1 RCM, Inc. (A)	27,832	515,727
RadNet, Inc. (A)	10,326	210,134
Select Medical Holdings Corp.	22,245	491,615
Sema4 Holdings Corp. (A)(B)	35,992	31,583
Surgery Partners, Inc. (A)	8,257	193,214
The Ensign Group, Inc.	11,025	876,488
The Joint Corp. (A)	3,219	50,570
The Pennant Group, Inc. (A)	5,822	60,607
US Physical Therapy, Inc.	2,639	200,617
		14,122,417
Health care technology – 0.6%
Allscripts Healthcare Solutions, Inc. (A)	23,457	357,250
American Well Corp., Class A (A)	47,766	171,480
Computer Programs & Systems, Inc. (A)	3,075	85,731
Evolent Health, Inc., Class A (A)	16,934	608,439
Health Catalyst, Inc. (A)	11,387	110,454
HealthStream, Inc. (A)	5,090	108,213
MultiPlan Corp. (A)(B)	78,053	223,232
NextGen Healthcare, Inc. (A)	11,596	205,249
OptimizeRx Corp. (A)	3,914	58,005
Phreesia, Inc. (A)	10,240	260,915
Schrodinger, Inc. (A)	11,171	279,052
Simulations Plus, Inc.	3,243	157,415
		2,625,435
Life sciences tools and services – 0.7%
AbCellera Biologics, Inc. (A)	42,461	419,939
Absci Corp. (A)	12,105	37,889
Adaptive Biotechnologies Corp. (A)	23,305	165,932
Berkeley Lights, Inc. (A)	12,400	35,464
Bionano Genomics, Inc. (A)(B)	63,847	116,840
Codexis, Inc. (A)	13,176	79,847
Cytek Biosciences, Inc. (A)	23,709	348,996
Inotiv, Inc. (A)	4,031	67,922
MaxCyte, Inc. (A)	19,002	123,513
Medpace Holdings, Inc. (A)	5,636	885,810
NanoString Technologies, Inc. (A)	9,915	126,615
NeoGenomics, Inc. (A)	25,947	223,404
Pacific Biosciences of California, Inc. (A)	46,989	272,771
Quanterix Corp. (A)	7,230	79,675
Quantum-Si, Inc. (A)	20,178	55,490
Science 37 Holdings, Inc. (A)	14,215	22,886
Seer, Inc. (A)	11,108	85,976
Singular Genomics Systems, Inc. (A)(B)	13,181	32,953
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
SomaLogic, Inc. (A)	31,589	$91,608
		3,273,530
Pharmaceuticals – 1.6%
Aclaris Therapeutics, Inc. (A)	12,460	196,120
Aerie Pharmaceuticals, Inc. (A)	10,609	160,514
Amneal Pharmaceuticals, Inc. (A)	22,334	45,115
Amphastar Pharmaceuticals, Inc. (A)	7,872	221,203
Amylyx Pharmaceuticals, Inc. (A)	2,560	72,064
ANI Pharmaceuticals, Inc. (A)	2,736	87,935
Arvinas, Inc. (A)	10,069	447,970
Atea Pharmaceuticals, Inc. (A)	15,850	90,187
Axsome Therapeutics, Inc. (A)	6,050	269,951
Cara Therapeutics, Inc. (A)	9,737	91,138
Cassava Sciences, Inc. (A)(B)	7,917	331,089
CinCor Pharma, Inc. (A)	2,936	96,360
Collegium Pharmaceutical, Inc. (A)	7,044	112,845
Corcept Therapeutics, Inc. (A)	17,472	447,982
DICE Therapeutics, Inc. (A)	6,068	123,059
Edgewise Therapeutics, Inc. (A)	6,711	66,036
Esperion Therapeutics, Inc. (A)(B)	13,695	91,757
Evolus, Inc. (A)	7,505	60,415
EyePoint Pharmaceuticals, Inc. (A)	6,313	49,936
Fulcrum Therapeutics, Inc. (A)	7,848	63,490
Harmony Biosciences Holdings, Inc. (A)	5,400	239,166
Innoviva, Inc. (A)	12,808	148,701
Intra-Cellular Therapies, Inc. (A)	18,833	876,299
Liquidia Corp. (A)(B)	10,695	58,181
Nektar Therapeutics (A)	38,552	123,366
NGM Biopharmaceuticals, Inc. (A)	8,430	110,264
Nuvation Bio, Inc. (A)(B)	24,919	55,819
Ocular Therapeutix, Inc. (A)	17,350	72,003
Pacira BioSciences, Inc. (A)	9,198	489,242
Phathom Pharmaceuticals, Inc. (A)(B)	5,424	60,098
Phibro Animal Health Corp., Class A	4,407	58,569
Prestige Consumer Healthcare, Inc. (A)	10,151	505,824
Provention Bio, Inc. (A)(B)	12,735	57,308
Reata Pharmaceuticals, Inc., Class A (A)	5,772	145,050
Relmada Therapeutics, Inc. (A)	5,806	214,938
Revance Therapeutics, Inc. (A)	14,689	396,603
SIGA Technologies, Inc.	9,948	102,464
Supernus Pharmaceuticals, Inc. (A)	10,017	339,075
Tarsus Pharmaceuticals, Inc. (A)	4,015	68,737
Theravance Biopharma, Inc. (A)	13,744	139,364
Tricida, Inc. (A)(B)	7,268	76,169
Ventyx Biosciences, Inc. (A)	4,871	170,047
Xeris Biopharma Holdings, Inc. (A)	29,713	46,352
Zogenix, Inc. (A)(C)	12,884	25,768
		7,704,573
		83,323,860
Industrials – 14.2%
Aerospace and defense – 0.8%
AAR Corp. (A)	6,983	250,131
Aerojet Rocketdyne Holdings, Inc. (A)	16,246	649,678
AeroVironment, Inc. (A)	4,780	398,461
AerSale Corp. (A)	3,750	69,525
Archer Aviation, Inc., Class A (A)	26,736	69,781
Astra Space, Inc. (A)	33,284	20,337
Astronics Corp. (A)	6,009	47,231
Cadre Holdings, Inc.	3,482	83,777
Ducommun, Inc. (A)	2,365	93,796
Kaman Corp.	5,855	163,530
Kratos Defense & Security Solutions, Inc. (A)	25,736	261,478
Maxar Technologies, Inc.	15,067	282,054

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A	5,848	$411,407
National Presto Industries, Inc.	1,149	74,742
Park Aerospace Corp.	4,636	51,181
Parsons Corp. (A)	6,872	269,382
Rocket Lab USA, Inc. (A)	44,623	181,616
Triumph Group, Inc. (A)	13,423	115,304
V2X, Inc. (A)	2,468	87,367
Virgin Galactic Holdings, Inc. (A)(B)	47,439	223,438
		3,804,216
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	12,057	290,453
Atlas Air Worldwide Holdings, Inc. (A)	5,680	542,838
Forward Air Corp.	5,495	495,979
Hub Group, Inc., Class A (A)	6,838	471,685
Radiant Logistics, Inc. (A)	8,896	50,618
		1,851,573
Airlines – 0.3%
Allegiant Travel Company (A)	3,137	228,938
Blade Air Mobility, Inc. (A)	12,274	49,464
Frontier Group Holdings, Inc. (A)	7,737	75,049
Hawaiian Holdings, Inc. (A)	10,792	141,915
Joby Aviation, Inc. (A)	52,258	226,277
SkyWest, Inc. (A)	10,376	168,714
Spirit Airlines, Inc.	22,481	423,092
Sun Country Airlines Holdings, Inc. (A)	6,650	90,507
Wheels Up Experience, Inc. (A)	35,771	41,137
		1,445,093
Building products – 1.2%
AAON, Inc.	8,982	483,950
American Woodmark Corp. (A)	3,586	157,282
Apogee Enterprises, Inc.	4,657	177,991
Caesarstone, Ltd.	5,833	54,305
CSW Industrials, Inc.	3,018	361,556
Gibraltar Industries, Inc. (A)	6,834	279,716
Griffon Corp.	9,572	282,565
Insteel Industries, Inc.	3,926	104,157
Janus International Group, Inc. (A)	17,323	154,521
JELD-WEN Holding, Inc. (A)	17,925	156,844
Masonite International Corp. (A)	4,651	331,570
PGT Innovations, Inc. (A)	12,311	258,039
Quanex Building Products Corp.	7,048	127,992
Resideo Technologies, Inc. (A)	29,772	567,454
Simpson Manufacturing Company, Inc.	8,834	692,586
UFP Industries, Inc.	12,432	897,093
View, Inc. (A)(B)	25,908	34,717
Zurn Elkay Water Solutions Corp.	25,443	623,354
		5,745,692
Commercial services and supplies – 1.3%
ABM Industries, Inc.	13,699	523,713
ACCO Brands Corp.	19,772	96,883
ACV Auctions, Inc., Class A (A)	23,547	169,303
Aris Water Solution, Inc., Class A	4,695	59,908
Brady Corp., Class A	9,446	394,182
BrightView Holdings, Inc. (A)	9,255	73,485
Casella Waste Systems, Inc., Class A (A)	10,212	780,095
Cimpress PLC (A)	3,756	91,947
CoreCivic, Inc. (A)	25,021	221,186
Deluxe Corp.	9,002	149,883
Ennis, Inc.	5,655	113,835
Harsco Corp. (A)	16,716	62,518
Healthcare Services Group, Inc.	15,465	186,972
Heritage-Crystal Clean, Inc. (A)	3,422	101,189
HNI Corp.	8,706	230,796
Interface, Inc.	12,610	113,364
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
KAR Auction Services, Inc. (A)	24,832	$277,373
Kimball International, Inc., Class B	9,725	61,170
Li-Cycle Holdings Corp. (A)(B)	27,670	147,204
Matthews International Corp., Class A	6,376	142,886
MillerKnoll, Inc.	15,734	245,450
Montrose Environmental Group, Inc. (A)	5,782	194,564
Pitney Bowes, Inc.	36,654	85,404
SP Plus Corp. (A)	4,868	152,466
Steelcase, Inc., Class A	18,266	119,094
The Brink's Company	9,496	459,986
The GEO Group, Inc. (A)	24,328	187,326
UniFirst Corp.	2,997	504,185
Viad Corp. (A)	4,427	139,805
VSE Corp.	2,392	84,677
		6,170,849
Construction and engineering – 1.4%
Ameresco, Inc., Class A (A)	6,537	434,580
API Group Corp. (A)	42,682	566,390
Arcosa, Inc.	9,882	565,053
Argan, Inc.	2,958	95,159
Comfort Systems USA, Inc.	7,270	707,589
Construction Partners, Inc., Class A (A)	8,498	222,903
Dycom Industries, Inc. (A)	5,951	568,499
EMCOR Group, Inc.	10,312	1,190,830
Fluor Corp. (A)	29,371	731,044
Granite Construction, Inc.	9,408	238,869
Great Lakes Dredge & Dock Corp. (A)	13,589	103,005
IES Holdings, Inc. (A)	2,028	56,013
Infrastructure and Energy Alternatives, Inc. (A)	7,013	94,956
MYR Group, Inc. (A)	3,454	292,657
Northwest Pipe Company (A)	2,228	62,607
NV5 Global, Inc. (A)	2,792	345,705
Primoris Services Corp.	11,014	178,978
Sterling Infrastructure, Inc. (A)	6,062	130,151
Tutor Perini Corp. (A)	9,240	51,005
		6,635,993
Electrical equipment – 1.4%
Allied Motion Technologies, Inc.	3,191	91,326
Array Technologies, Inc. (A)	31,165	516,716
Atkore, Inc. (A)	8,835	687,451
AZZ, Inc.	5,010	182,915
Babcock & Wilcox Enterprises, Inc. (A)	13,670	87,215
Blink Charging Company (A)(B)	7,778	137,826
Bloom Energy Corp., Class A (A)	33,608	671,824
Encore Wire Corp.	3,899	450,490
Energy Vault Holdings, Inc. (A)	5,573	29,425
EnerSys	8,406	488,977
Enovix Corp. (A)(B)	22,580	414,004
ESS Tech, Inc. (A)(B)	18,052	73,833
Fluence Energy, Inc. (A)(B)	8,000	116,720
FTC Solar, Inc. (A)	9,586	28,375
FuelCell Energy, Inc. (A)(B)	76,723	261,625
GrafTech International, Ltd.	40,495	174,533
NuScale Power Corp. (A)	4,452	51,999
Powell Industries, Inc.	2,092	44,099
Shoals Technologies Group, Inc., Class A (A)	23,114	498,107
Stem, Inc. (A)	29,872	398,492
SunPower Corp. (A)	16,985	391,334
Thermon Group Holdings, Inc. (A)	7,355	113,341
TPI Composites, Inc. (A)	8,008	90,330

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	4,562	$269,797
		6,270,754
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,506	121,683
Machinery – 3.5%
Alamo Group, Inc.	2,001	244,662
Albany International Corp., Class A	6,494	511,922
Altra Industrial Motion Corp.	13,434	451,651
Astec Industries, Inc.	4,763	148,558
Barnes Group, Inc.	10,020	289,378
Chart Industries, Inc. (A)	7,528	1,387,787
CIRCOR International, Inc. (A)	4,339	71,550
Columbus McKinnon Corp.	5,886	153,978
Desktop Metal, Inc., Class A (A)(B)	55,809	144,545
Douglas Dynamics, Inc.	4,699	131,666
Energy Recovery, Inc. (A)	11,645	253,162
Enerpac Tool Group Corp.	12,583	224,355
EnPro Industries, Inc.	4,218	358,446
ESCO Technologies, Inc.	5,224	383,651
Evoqua Water Technologies Corp. (A)	24,287	803,171
Federal Signal Corp.	12,123	452,430
Franklin Electric Company, Inc.	9,416	769,381
Helios Technologies, Inc.	6,654	336,692
Hillenbrand, Inc.	14,770	542,354
Hillman Solutions Corp. (A)	27,884	210,245
Hydrofarm Holdings Group, Inc. (A)	9,802	19,016
Hyliion Holdings Corp. (A)	28,323	81,287
Hyster-Yale Materials Handling, Inc.	2,433	52,334
Hyzon Motors, Inc. (A)(B)	19,260	32,742
John Bean Technologies Corp.	6,469	556,334
Kadant, Inc.	2,338	390,002
Kennametal, Inc.	16,879	347,370
Lindsay Corp.	2,217	317,652
Luxfer Holdings PLC	6,402	92,829
Markforged Holding Corp. (A)	24,756	49,017
Microvast Holdings, Inc. (A)	36,362	65,815
Miller Industries, Inc.	2,576	54,843
Mueller Industries, Inc.	11,364	675,476
Mueller Water Products, Inc., Class A	31,681	325,364
Nikola Corp. (A)	60,477	212,879
Omega Flex, Inc.	665	61,592
Proterra, Inc. (A)	46,187	230,011
Proto Labs, Inc. (A)	5,746	209,327
RBC Bearings, Inc. (A)	5,838	1,213,195
REV Group, Inc.	7,542	83,188
Sarcos Technology and Robotics Corp. (A)(B)	17,558	38,979
SPX Technologies, Inc. (A)	9,113	503,220
Standex International Corp.	2,379	194,245
Tennant Company	3,734	211,195
Terex Corp.	13,893	413,178
The Gorman-Rupp Company	4,734	112,622
The Greenbrier Companies, Inc.	6,453	156,614
The Manitowoc Company, Inc. (A)	7,815	60,566
The Shyft Group, Inc.	7,362	150,406
Titan International, Inc. (A)	10,748	130,481
Trinity Industries, Inc.	17,099	365,064
Wabash National Corp.	10,213	158,914
Watts Water Technologies, Inc., Class A	5,507	692,395
		16,127,736
Marine – 0.2%
Costamare, Inc.	10,979	98,262
Eagle Bulk Shipping, Inc.	2,771	119,652
Genco Shipping & Trading, Ltd.	7,538	94,451
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Golden Ocean Group, Ltd. (B)	25,259	$188,685
Matson, Inc.	8,175	502,926
Safe Bulkers, Inc.	15,872	39,204
		1,043,180
Professional services – 1.6%
Alight, Inc., Class A (A)	69,991	513,034
ASGN, Inc. (A)	10,285	929,455
Barrett Business Services, Inc.	1,525	118,950
CBIZ, Inc. (A)	10,067	430,666
CRA International, Inc.	1,501	133,199
Exponent, Inc.	10,550	924,919
First Advantage Corp. (A)	12,204	156,577
Forrester Research, Inc. (A)	2,393	86,172
Franklin Covey Company (A)	2,718	123,370
Heidrick & Struggles International, Inc.	4,063	105,597
HireRight Holdings Corp. (A)	4,565	69,662
Huron Consulting Group, Inc. (A)	4,337	287,326
ICF International, Inc.	3,736	407,299
Insperity, Inc.	7,437	759,243
Kelly Services, Inc., Class A	7,361	100,036
Kforce, Inc.	4,174	244,805
Korn Ferry	10,933	513,304
Legalzoom.com, Inc. (A)(B)	20,421	175,008
Planet Labs PBC (A)	32,664	177,366
Red Violet, Inc. (A)(B)	2,309	39,992
Resources Connection, Inc.	6,831	123,436
Skillsoft Corp. (A)(B)	17,699	32,389
Spire Global, Inc. (A)	30,965	33,442
Sterling Check Corp. (A)	5,064	89,329
TriNet Group, Inc. (A)	7,672	546,400
TrueBlue, Inc. (A)	6,858	130,851
Upwork, Inc. (A)	24,782	337,531
Willdan Group, Inc. (A)	2,694	39,898
		7,629,256
Road and rail – 0.6%
ArcBest Corp.	5,045	366,923
Covenant Logistics Group, Inc.	2,629	75,452
Daseke, Inc. (A)	9,289	50,253
Heartland Express, Inc.	9,381	134,242
Marten Transport, Ltd.	12,041	230,706
P.A.M. Transportation Services, Inc. (A)	1,621	50,186
Saia, Inc. (A)	5,448	1,035,120
TuSimple Holdings, Inc., Class A (A)	29,088	221,069
Universal Logistics Holdings, Inc.	1,677	53,194
Werner Enterprises, Inc.	13,110	492,936
		2,710,081
Trading companies and distributors – 1.5%
Alta Equipment Group, Inc.	5,146	56,657
Applied Industrial Technologies, Inc.	7,815	803,226
Beacon Roofing Supply, Inc. (A)	11,145	609,854
BlueLinx Holdings, Inc. (A)	1,952	121,219
Boise Cascade Company	8,056	479,010
Custom Truck One Source, Inc. (A)	12,773	74,467
Distribution Solutions Group, Inc. (A)	1,118	31,494
DXP Enterprises, Inc. (A)	3,336	78,996
GATX Corp.	7,213	614,187
Global Industrial Company	2,775	74,453
GMS, Inc. (A)	8,925	357,089
H&E Equipment Services, Inc.	6,664	188,858
Herc Holdings, Inc.	5,276	548,071
Hudson Technologies, Inc. (A)	9,355	68,759
McGrath RentCorp	4,875	408,818
MRC Global, Inc. (A)	17,421	125,257
NOW, Inc. (A)	23,121	232,366

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A	7,855	$344,520
Rush Enterprises, Inc., Class B	2,250	107,798
Textainer Group Holdings, Ltd.	9,454	253,934
Titan Machinery, Inc. (A)	4,352	122,988
Transcat, Inc. (A)	1,502	113,686
Triton International, Ltd.	12,923	707,276
Veritiv Corp. (A)	3,001	293,408
		6,816,391
		66,372,497
Information technology – 12.2%
Communications equipment – 0.9%
ADTRAN Holdings, Inc.	10,195	199,618
Aviat Networks, Inc. (A)	2,520	68,998
Calix, Inc. (A)	11,686	714,482
Cambium Networks Corp. (A)	2,619	44,313
Clearfield, Inc. (A)	2,449	256,263
CommScope Holding Company, Inc. (A)	42,542	391,812
Comtech Telecommunications Corp.	6,033	60,390
Digi International, Inc. (A)	7,140	246,830
DZS, Inc. (A)	3,896	44,025
Extreme Networks, Inc. (A)	26,478	346,067
Harmonic, Inc. (A)	19,069	249,232
Infinera Corp. (A)	39,580	191,567
NETGEAR, Inc. (A)	6,102	122,284
NetScout Systems, Inc. (A)	14,442	452,323
Ondas Holdings, Inc. (A)	7,626	28,216
Ribbon Communications, Inc. (A)	16,984	37,704
Viavi Solutions, Inc. (A)	46,436	605,990
		4,060,114
Electronic equipment, instruments and components – 2.2%
908 Devices, Inc. (A)	4,691	77,167
Advanced Energy Industries, Inc.	7,686	594,973
Aeva Technologies, Inc. (A)	21,314	39,857
Akoustis Technologies, Inc. (A)(B)	13,130	38,996
Arlo Technologies, Inc. (A)	18,089	83,933
Badger Meter, Inc.	5,929	547,780
Belden, Inc.	8,979	538,920
Benchmark Electronics, Inc.	7,049	174,674
CTS Corp.	6,475	269,684
ePlus, Inc. (A)	5,402	224,399
Evolv Technologies Holdings, Inc. (A)	19,127	40,549
Fabrinet (A)	7,533	719,025
FARO Technologies, Inc. (A)	3,885	106,604
Focus Universal, Inc. (A)(B)	3,896	36,544
Identiv, Inc. (A)	5,066	63,528
Insight Enterprises, Inc. (A)	6,382	525,941
Itron, Inc. (A)	9,314	392,213
Kimball Electronics, Inc. (A)	5,136	88,082
Knowles Corp. (A)	17,930	218,208
Lightwave Logic, Inc. (A)(B)	23,863	175,154
Methode Electronics, Inc.	7,265	269,895
MicroVision, Inc. (A)	35,064	126,581
Mirion Technologies, Inc. (A)	28,624	213,821
Napco Security Technologies, Inc. (A)	6,285	182,768
nLight, Inc. (A)	9,569	90,427
Novanta, Inc. (A)	7,254	838,925
OSI Systems, Inc. (A)	3,226	232,466
Ouster, Inc. (A)(B)	30,294	29,185
PAR Technology Corp. (A)(B)	5,554	164,010
PC Connection, Inc.	2,211	99,694
Plexus Corp. (A)	5,534	484,557
Rogers Corp. (A)	3,817	923,256
Sanmina Corp. (A)	12,179	561,208
ScanSource, Inc. (A)	5,239	138,362
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
SmartRent, Inc. (A)(B)	25,153	$57,097
TTM Technologies, Inc. (A)	20,645	272,101
Velodyne Lidar, Inc. (A)	44,203	41,865
Vishay Intertechnology, Inc.	26,715	475,260
Vishay Precision Group, Inc. (A)	2,739	81,047
		10,238,756
IT services – 2.0%
AvidXchange Holdings, Inc. (A)	30,570	257,399
BigCommerce Holdings, Inc., Series 1 (A)	13,305	196,914
Brightcove, Inc. (A)	9,820	61,866
Cantaloupe, Inc. (A)	13,711	47,714
Cass Information Systems, Inc.	2,962	102,752
Cerberus Cyber Sentinel Corp. (A)	10,178	30,025
Conduent, Inc. (A)	36,166	120,794
Core Scientific, Inc. (A)	46,599	60,579
CSG Systems International, Inc.	6,522	344,883
Cyxtera Technologies, Inc. (A)	9,000	36,720
DigitalOcean Holdings, Inc. (A)	15,700	567,869
Edgio, Inc. (A)	30,244	84,078
EVERTEC, Inc.	12,329	386,514
EVO Payments, Inc., Class A (A)	9,810	326,673
ExlService Holdings, Inc. (A)	6,631	977,144
Fastly, Inc., Class A (A)	23,123	211,807
Flywire Corp. (A)	11,553	265,257
Grid Dynamics Holdings, Inc. (A)	10,186	190,784
i3 Verticals, Inc., Class A (A)	4,677	93,680
Information Services Group, Inc.	8,913	42,426
International Money Express, Inc. (A)	6,952	158,436
Marqeta, Inc., Class A (A)	89,468	637,012
Maximus, Inc.	12,530	725,111
MoneyGram International, Inc. (A)	19,390	201,656
Paya Holdings, Inc. (A)	18,483	112,931
Payoneer Global, Inc. (A)	45,646	276,158
Paysafe, Ltd. (A)	71,603	98,812
Perficient, Inc. (A)	7,047	458,196
PFSweb, Inc. (A)	4,074	37,970
Rackspace Technology, Inc. (A)	12,797	52,212
Remitly Global, Inc. (A)	17,822	198,181
Repay Holdings Corp. (A)	18,420	130,045
Sabre Corp. (A)	67,549	347,877
SolarWinds Corp. (A)	10,212	79,143
Squarespace, Inc., Class A (A)	6,635	141,724
StoneCo, Ltd., Class A (A)	57,177	544,897
The Hackett Group, Inc.	5,816	103,060
TTEC Holdings, Inc.	3,876	171,746
Tucows, Inc., Class A (A)	2,183	81,666
Unisys Corp. (A)	13,676	103,254
Verra Mobility Corp. (A)	30,017	461,361
		9,527,326
Semiconductors and semiconductor equipment – 2.3%
ACM Research, Inc., Class A (A)	10,111	125,983
Alpha & Omega Semiconductor, Ltd. (A)	4,616	141,988
Ambarella, Inc. (A)	7,501	421,406
Amkor Technology, Inc.	20,817	354,930
Atomera, Inc. (A)(B)	4,844	49,070
Axcelis Technologies, Inc. (A)	6,746	408,538
AXT, Inc. (A)	9,997	66,980
CEVA, Inc. (A)	4,855	127,347
Cohu, Inc. (A)	9,907	255,402
Credo Technology Group Holding, Ltd. (A)	5,037	55,407
CyberOptics Corp. (A)	1,660	89,275
Diodes, Inc. (A)	9,098	590,551

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Entegris, Inc.	2,626	$218,011
FormFactor, Inc. (A)	16,046	401,952
Ichor Holdings, Ltd. (A)	5,907	143,008
Impinj, Inc. (A)	4,381	350,611
Indie Semiconductor, Inc., Class A (A)	21,361	156,363
Kulicke & Soffa Industries, Inc.	11,870	457,351
MACOM Technology Solutions Holdings, Inc. (A)	10,372	537,166
MaxLinear, Inc. (A)	14,828	483,689
Onto Innovation, Inc. (A)	10,171	651,453
PDF Solutions, Inc. (A)	6,364	156,109
Photronics, Inc. (A)	12,416	181,522
Power Integrations, Inc.	11,822	760,391
Rambus, Inc. (A)	22,514	572,306
Rockley Photonics Holdings, Ltd. (A)	23,602	16,760
Semtech Corp. (A)	12,982	381,801
Silicon Laboratories, Inc. (A)	7,422	916,172
SiTime Corp. (A)	3,296	259,494
SMART Global Holdings, Inc. (A)	10,098	160,255
Synaptics, Inc. (A)	8,143	806,238
Ultra Clean Holdings, Inc. (A)	9,340	240,505
Veeco Instruments, Inc. (A)	10,377	190,107
		10,728,141
Software – 4.5%
8x8, Inc. (A)	23,210	80,075
A10 Networks, Inc.	13,659	181,255
ACI Worldwide, Inc. (A)	23,516	491,484
Agilysys, Inc. (A)	4,123	228,208
Alarm.com Holdings, Inc. (A)	9,881	640,882
Alkami Technology, Inc. (A)(B)	7,689	115,719
Altair Engineering, Inc., Class A (A)	10,671	471,872
American Software, Inc., Class A	6,763	103,609
Amplitude, Inc., Class A (A)(B)	11,645	180,148
Appfolio, Inc., Class A (A)	3,940	412,597
Appian Corp., Class A (A)	8,312	339,379
Asana, Inc., Class A (A)	15,247	338,941
Avaya Holdings Corp. (A)(B)	18,491	29,401
AvePoint, Inc. (A)(B)	27,339	109,629
Benefitfocus, Inc. (A)	5,957	37,827
Blackbaud, Inc. (A)	9,536	420,156
Blackline, Inc. (A)	11,362	680,584
Blend Labs, Inc., Class A (A)	39,647	87,620
Box, Inc., Class A (A)	26,473	645,676
BTRS Holdings, Inc., Class 1 (A)	21,439	198,525
C3.ai, Inc., Class A (A)(B)	14,216	177,700
Cerence, Inc. (A)	8,220	129,465
ChannelAdvisor Corp. (A)	6,421	145,500
Cleanspark, Inc. (A)(B)	9,417	29,946
Clear Secure, Inc., Class A (A)	12,888	294,620
CommVault Systems, Inc. (A)	9,108	483,088
Consensus Cloud Solutions, Inc. (A)	3,346	158,266
Couchbase, Inc. (A)	5,701	81,353
CS Disco, Inc. (A)	4,778	47,780
Cvent Holding Corp. (A)	17,906	94,007
Digimarc Corp. (A)(B)	3,281	44,458
Digital Turbine, Inc. (A)	19,094	275,145
Domo, Inc., Class B (A)	6,382	114,812
Duck Creek Technologies, Inc. (A)	16,019	189,825
E2open Parent Holdings, Inc. (A)(B)	41,215	250,175
Ebix, Inc.	5,848	110,937
eGain Corp. (A)	4,892	35,956
Enfusion, Inc., Class A (A)	5,648	69,696
EngageSmart, Inc. (A)	7,290	150,830
Envestnet, Inc. (A)	11,249	499,456
Everbridge, Inc. (A)	8,188	252,845
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
EverCommerce, Inc. (A)	5,393	$58,945
Instructure Holdings, Inc. (A)	3,728	83,060
Intapp, Inc. (A)	3,140	58,624
InterDigital, Inc.	6,344	256,424
IronNet, Inc. (A)	14,993	10,330
KnowBe4, Inc., Class A (A)	15,043	313,045
LivePerson, Inc. (A)	14,641	137,918
LiveRamp Holdings, Inc. (A)	13,907	252,551
Marathon Digital Holdings, Inc. (A)(B)	21,180	226,838
Matterport, Inc. (A)	45,628	172,930
MeridianLink, Inc. (A)	4,922	80,130
MicroStrategy, Inc., Class A (A)(B)	1,947	413,270
Mitek Systems, Inc. (A)	9,209	84,354
Model N, Inc. (A)	7,509	257,033
Momentive Global, Inc. (A)	27,583	160,257
N-able, Inc. (A)	14,243	131,463
Olo, Inc., Class A (A)	18,701	147,738
ON24, Inc. (A)	8,786	77,317
OneSpan, Inc. (A)	8,827	76,000
PagerDuty, Inc. (A)	17,567	405,271
Ping Identity Holding Corp. (A)	15,981	448,587
Progress Software Corp.	8,894	378,440
PROS Holdings, Inc. (A)	8,533	210,765
Q2 Holdings, Inc. (A)	11,527	371,169
Qualys, Inc. (A)	8,008	1,116,235
Rapid7, Inc. (A)	11,957	512,955
Rimini Street, Inc. (A)	10,746	50,076
Riot Blockchain, Inc. (A)(B)	24,566	172,208
Sapiens International Corp. NV	6,413	123,001
ShotSpotter, Inc. (A)	1,973	56,743
Sprout Social, Inc., Class A (A)	9,494	576,096
SPS Commerce, Inc. (A)	7,432	923,277
Sumo Logic, Inc. (A)	18,322	137,415
Telos Corp. (A)	11,552	102,697
Tenable Holdings, Inc. (A)	22,595	786,306
Upland Software, Inc. (A)	6,287	51,113
UserTesting, Inc. (A)	10,441	40,929
Varonis Systems, Inc. (A)	22,434	594,950
Verint Systems, Inc. (A)	13,009	436,842
Veritone, Inc. (A)(B)	7,221	40,654
WM Technology, Inc. (A)	15,743	25,346
Workiva, Inc. (A)	9,809	763,140
Xperi Holdings Corp.	21,543	304,618
Yext, Inc. (A)	25,472	113,605
Zuora, Inc., Class A (A)	23,572	173,961
		21,344,073
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	26,091	208,206
Avid Technology, Inc. (A)	7,529	175,125
Corsair Gaming, Inc. (A)	8,087	91,787
Eastman Kodak Company (A)(B)	13,094	60,101
IonQ, Inc. (A)	24,879	126,137
Super Micro Computer, Inc. (A)	9,381	516,612
Turtle Beach Corp. (A)	3,489	23,795
Xerox Holdings Corp.	23,477	307,079
		1,508,842
		57,407,252
Materials – 3.8%
Chemicals – 2.0%
AdvanSix, Inc.	5,606	179,953
American Vanguard Corp.	6,135	114,725
Amyris, Inc. (A)(B)	43,099	125,849
Aspen Aerogels, Inc. (A)	6,087	56,122
Avient Corp.	18,638	564,731

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	6,453	$784,556
Cabot Corp.	11,388	727,579
Chase Corp.	1,535	128,280
Danimer Scientific, Inc. (A)(B)	19,199	56,637
Diversey Holdings, Ltd. (A)	16,612	80,734
Ecovyst, Inc. (A)	13,462	113,619
FutureFuel Corp.	6,470	39,079
Hawkins, Inc.	4,013	156,467
HB Fuller Company	10,783	648,058
Ingevity Corp. (A)	7,995	484,737
Innospec, Inc.	4,993	427,750
Intrepid Potash, Inc. (A)	2,342	92,673
Koppers Holdings, Inc.	4,459	92,658
Kronos Worldwide, Inc.	4,674	43,655
Livent Corp. (A)	33,351	1,022,208
LSB Industries, Inc. (A)	6,791	96,772
Mativ Holdings, Inc.	11,290	249,283
Minerals Technologies, Inc.	6,603	326,254
Origin Materials, Inc. (A)	22,706	117,163
Orion Engineered Carbons SA	12,542	167,436
Perimeter Solutions SA (A)	25,544	204,607
PureCycle Technologies, Inc. (A)(B)	22,279	179,792
Quaker Chemical Corp.	2,780	401,376
Sensient Technologies Corp.	8,465	586,963
Stepan Company	4,260	399,034
Tredegar Corp.	6,187	58,405
Trinseo PLC	7,370	135,018
Tronox Holdings PLC	24,127	295,556
		9,157,729
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	24,466	586,205
United States Lime & Minerals, Inc.	468	47,830
		634,035
Containers and packaging – 0.3%
Cryptyde, Inc. (A)	3,899	2,701
Greif, Inc., Class A	5,074	302,258
Greif, Inc., Class B	1,201	73,021
Myers Industries, Inc.	7,615	125,419
O-I Glass, Inc. (A)	32,072	415,332
Pactiv Evergreen, Inc.	9,056	79,059
Ranpak Holdings Corp. (A)	9,614	32,880
TriMas Corp.	8,646	216,755
		1,247,425
Metals and mining – 1.3%
1911 Gold Corp. (A)	5,045	384
5E Advanced Materials, Inc. (A)	6,870	69,799
Alpha Metallurgical Resources, Inc.	3,675	502,887
Arconic Corp. (A)	21,769	370,944
ATI, Inc. (A)	25,508	678,768
Carpenter Technology Corp.	9,947	309,750
Century Aluminum Company (A)	11,076	58,481
Coeur Mining, Inc. (A)	57,649	197,160
Commercial Metals Company	24,667	875,185
Compass Minerals International, Inc.	7,108	273,871
Constellium SE (A)	25,494	258,509
Dakota Gold Corp. (A)	13,542	41,303
Ferroglobe PLC (A)(C)	17,737	0
Haynes International, Inc.	2,710	95,175
Hecla Mining Company	110,229	434,302
Hycroft Mining Holding Corp. (A)	37,389	22,602
Kaiser Aluminum Corp.	3,251	199,449
Materion Corp.	4,170	333,600
Novagold Resources, Inc. (A)	49,093	230,246
Olympic Steel, Inc.	2,108	48,083
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Pan American Silver Corp., CVR (A)	88,114	$50,754
Piedmont Lithium, Inc. (A)	3,604	192,778
Ramaco Resources, Inc.	4,893	45,016
Ryerson Holding Corp.	3,480	89,575
Schnitzer Steel Industries, Inc., Class A	5,343	152,062
SunCoke Energy, Inc.	17,201	99,938
TimkenSteel Corp. (A)	9,620	144,204
Warrior Met Coal, Inc.	10,470	297,767
Worthington Industries, Inc.	6,446	245,850
		6,318,442
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,530	132,728
Glatfelter Corp.	9,969	31,004
Resolute Forest Products, Inc. (A)	9,492	189,840
Sylvamo Corp.	7,241	245,470
		599,042
		17,956,673
Real estate – 6.2%
Equity real estate investment trusts – 5.6%
Acadia Realty Trust	19,175	241,989
Agree Realty Corp.	14,885	1,005,928
Alexander & Baldwin, Inc.	15,015	248,949
Alexander's, Inc.	380	79,405
American Assets Trust, Inc.	10,044	258,332
Apartment Investment and Management Company, Class A	31,510	230,023
Apple Hospitality REIT, Inc.	43,987	618,457
Armada Hoffler Properties, Inc.	14,067	146,015
Ashford Hospitality Trust, Inc. (A)	8,341	56,802
Bluerock Residential Growth REIT, Inc.	5,993	160,313
Braemar Hotels & Resorts, Inc.	16,189	69,613
Brandywine Realty Trust	34,488	232,794
Broadstone Net Lease, Inc.	34,609	537,478
BRT Apartments Corp.	2,769	56,238
CareTrust REIT, Inc.	19,900	360,389
CBL & Associates Properties, Inc.	5,862	150,126
Centerspace	3,153	212,260
Chatham Lodging Trust (A)	10,768	106,280
City Office REIT, Inc.	8,917	88,902
Community Healthcare Trust, Inc.	4,869	159,460
Corporate Office Properties Trust	22,844	530,666
CTO Realty Growth, Inc.	4,047	75,841
DiamondRock Hospitality Company	43,520	326,835
Diversified Healthcare Trust	54,192	53,656
Easterly Government Properties, Inc.	18,297	288,544
Empire State Realty Trust, Inc., Class A	28,779	188,790
Equity Commonwealth	21,471	523,034
Essential Properties Realty Trust, Inc.	26,675	518,829
Farmland Partners, Inc.	9,604	121,683
Four Corners Property Trust, Inc.	16,234	392,700
Franklin Street Properties Corp.	22,306	58,665
Getty Realty Corp.	8,537	229,560
Gladstone Commercial Corp.	8,265	128,108
Gladstone Land Corp.	6,871	124,365
Global Medical REIT, Inc.	12,731	108,468
Global Net Lease, Inc.	21,345	227,324
Healthcare Realty Trust, Inc.	30,765	641,450
Hersha Hospitality Trust, Class A	7,283	58,118
Independence Realty Trust, Inc.	45,319	758,187
Indus Realty Trust, Inc.	1,183	61,954
Industrial Logistics Properties Trust	13,625	74,938
Innovative Industrial Properties, Inc.	5,702	504,627
InvenTrust Properties Corp.	13,916	296,828
iStar, Inc.	13,598	125,917

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Kite Realty Group Trust	44,728	$770,216
LTC Properties, Inc.	7,920	296,604
LXP Industrial Trust	57,866	530,053
National Health Investors, Inc.	8,966	506,848
Necessity Retail REIT, Inc.	28,491	167,527
NETSTREIT Corp.	9,815	174,805
NexPoint Residential Trust, Inc.	4,719	218,065
Office Properties Income Trust	10,135	142,397
One Liberty Properties, Inc.	3,733	78,468
Orion Office REIT, Inc.	12,183	106,601
Outfront Media, Inc.	30,188	458,556
Paramount Group, Inc.	38,618	240,590
Pebblebrook Hotel Trust	26,794	388,781
Phillips Edison & Company, Inc.	23,342	654,743
Physicians Realty Trust	45,567	685,328
Piedmont Office Realty Trust, Inc., Class A	24,947	263,440
Plymouth Industrial REIT, Inc.	7,973	134,026
Postal Realty Trust, Inc., Class A	4,161	61,042
PotlatchDeltic Corp.	16,459	675,477
Retail Opportunity Investments Corp.	24,907	342,720
RLJ Lodging Trust	34,206	346,165
RPT Realty	17,767	134,319
Ryman Hospitality Properties, Inc.	11,060	813,905
Sabra Health Care REIT, Inc.	47,510	623,331
Safehold, Inc.	4,443	117,562
Saul Centers, Inc.	2,554	95,775
Service Properties Trust	36,040	187,048
SITE Centers Corp.	40,092	429,385
STAG Industrial, Inc.	36,813	1,046,594
Summit Hotel Properties, Inc.	22,638	152,127
Sunstone Hotel Investors, Inc.	44,070	415,139
Tanger Factory Outlet Centers, Inc.	21,021	287,567
Terreno Realty Corp.	15,154	803,010
The Macerich Company	44,660	354,600
UMH Properties, Inc.	10,538	170,189
Uniti Group, Inc.	49,143	341,544
Universal Health Realty Income Trust	2,670	115,371
Urban Edge Properties	23,433	312,596
Urstadt Biddle Properties, Inc., Class A	6,619	102,661
Veris Residential, Inc. (A)	17,911	203,648
Washington Real Estate Investment Trust	17,716	311,093
Whitestone REIT	10,143	85,810
Xenia Hotels & Resorts, Inc.	23,769	327,775
		26,112,341
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	24,014	194,754
Compass, Inc., Class A (A)	55,004	127,609
Cushman & Wakefield PLC (A)	32,648	373,820
DigitalBridge Group, Inc.	30,705	384,120
Douglas Elliman, Inc.	16,788	68,831
eXp World Holdings, Inc. (B)	14,518	162,747
Forestar Group, Inc. (A)	3,942	44,111
FRP Holdings, Inc. (A)	1,489	80,942
Kennedy-Wilson Holdings, Inc.	24,125	372,973
Marcus & Millichap, Inc.	5,110	167,506
Newmark Group, Inc., Class A	30,583	246,499
Offerpad Solutions, Inc. (A)(B)	15,133	18,311
RE/MAX Holdings, Inc., Class A	4,030	76,207
Redfin Corp. (A)(B)	21,916	127,989
Seritage Growth Properties, Class A (A)	10,451	94,268
Stratus Properties, Inc.	1,455	33,902
Tejon Ranch Company (A)	4,733	68,155
The RMR Group, Inc., Class A	3,449	81,707
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company	7,060	$226,132
		2,950,583
		29,062,924
Utilities – 3.2%
Electric utilities – 0.7%
ALLETE, Inc.	11,554	578,278
MGE Energy, Inc.	7,475	490,584
Otter Tail Corp.	8,412	517,506
PNM Resources, Inc.	17,334	792,684
Portland General Electric Company	18,187	790,407
		3,169,459
Gas utilities – 1.2%
Brookfield Infrastructure Corp., Class A	20,210	822,547
Chesapeake Utilities Corp.	3,557	410,442
New Jersey Resources Corp.	19,814	766,802
Northwest Natural Holding Company	7,043	305,525
ONE Gas, Inc.	11,029	776,331
South Jersey Industries, Inc.	25,211	842,552
Southwest Gas Holdings, Inc.	13,367	932,348
Spire, Inc.	10,378	646,861
		5,503,408
Independent power and renewable electricity producers – 0.5%
Altus Power, Inc. (A)	9,483	104,408
Clearway Energy, Inc., Class A	7,939	231,025
Clearway Energy, Inc., Class C	16,259	517,849
Montauk Renewables, Inc. (A)	13,632	237,742
Ormat Technologies, Inc. (B)	9,229	795,540
Sunnova Energy International, Inc. (A)	20,542	453,567
		2,340,131
Multi-utilities – 0.4%
Avista Corp.	14,776	547,451
Black Hills Corp.	13,229	896,000
NorthWestern Corp.	11,062	545,135
Unitil Corp.	3,399	157,884
		2,146,470
Water utilities – 0.4%
American States Water Company	7,566	589,770
Artesian Resources Corp., Class A	2,212	106,441
California Water Service Group	11,068	583,173
Middlesex Water Company	3,623	279,696
Pure Cycle Corp. (A)	5,354	44,706
SJW Group	5,587	321,811
The York Water Company	3,328	127,895
		2,053,492
		15,212,960
TOTAL COMMON STOCKS (Cost $437,455,059)		$447,192,461
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	12,124
TOTAL WARRANTS (Cost $0)		$12,124

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 3.0556% (D)(E)	2,711,874	$27,097,041
TOTAL SHORT-TERM INVESTMENTS (Cost $27,100,460)		$27,097,041
Total Investments (Small Cap Index Trust) (Cost $464,555,519) – 101.1%		$474,301,626
Other assets and liabilities, net – (1.1%)		(5,389,595)
TOTAL NET ASSETS – 100.0%		$468,912,031
Security Abbreviations and Legend
CVR	Contingent Value Right
Small Cap Index Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $11,321,790. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $5,280,319 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $6,607,989.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	258	Long	Dec 2022	$23,835,046	$21,540,420	$(2,294,626)
						$(2,294,626)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 1.9%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,281	$49,408
Communications Systems, Inc. (A)(B)	450	0
Consolidated Communications Holdings, Inc. (B)	4,985	20,738
EchoStar Corp., Class A (B)	4,430	72,962
Liberty Latin America, Ltd., Class A (B)	4,204	26,023
Liberty Latin America, Ltd., Class C (B)	11,346	69,778
Lumen Technologies, Inc. (C)	22,539	164,084
		402,993
Entertainment – 0.2%
Ballantyne Strong, Inc. (B)	1,114	2,306
IMAX Corp. (B)	1,547	21,844
Lions Gate Entertainment Corp., Class A (B)	5,809	43,161
Lions Gate Entertainment Corp., Class B (B)	9,367	65,101
Madison Square Garden Entertainment Corp. (B)	1,748	77,069
Reading International, Inc., Class A (B)	1,100	3,619
The Marcus Corp.	2,916	40,503
		253,603
Interactive media and services – 0.2%
Cars.com, Inc. (B)	5,579	64,159
DHI Group, Inc. (B)	5,212	28,041
QuinStreet, Inc. (B)	1,887	19,814
TrueCar, Inc. (B)	8,052	12,159
Yelp, Inc. (B)	1,685	57,138
Ziff Davis, Inc. (B)	654	44,786
		226,097
Media – 1.0%
AMC Networks, Inc., Class A (B)	2,542	51,603
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Audacy, Inc. (B)	6,702	$2,588
Beasley Broadcast Group, Inc., Class A (B)	502	542
Boston Omaha Corp., Class A (B)	2,031	46,794
comScore, Inc. (B)	2,845	4,694
Cumulus Media, Inc., Class A (B)	1,193	8,387
Daily Journal Corp. (B)	41	10,512
DallasNews Corp.	1,059	4,914
Entravision Communications Corp., Class A	5,075	20,148
Fluent, Inc. (B)	5,600	7,560
Gannett Company, Inc. (B)	12,679	19,399
Gray Television, Inc.	6,546	93,739
John Wiley & Sons, Inc., Class A	2,376	89,243
Loyalty Ventures, Inc. (B)	909	1,100
Magnite, Inc. (B)	2,807	18,442
News Corp., Class A	16,001	241,775
News Corp., Class B	7,988	123,175
Nexstar Media Group, Inc.	1,859	310,174
Scholastic Corp.	2,276	70,010
TEGNA, Inc.	8,149	168,521
The E.W. Scripps Company, Class A (B)	5,843	65,851
Thryv Holdings, Inc. (B)	1,589	36,277
Urban One, Inc. (B)	3,100	13,175
		1,408,623
Wireless telecommunication services – 0.2%
Shenandoah Telecommunications Company	3,060	52,081
Spok Holdings, Inc.	3,863	29,513
Telephone & Data Systems, Inc.	7,131	99,121
United States Cellular Corp. (B)	2,963	77,127
		257,842
		2,549,158

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 12.8%
Auto components – 2.1%
Adient PLC (B)	6,695	$185,786
American Axle & Manufacturing Holdings, Inc. (B)	7,735	52,830
Autoliv, Inc.	2,042	136,058
BorgWarner, Inc.	13,023	408,922
Cooper-Standard Holdings, Inc. (B)	1,311	7,656
Dana, Inc.	10,994	125,661
Dorman Products, Inc. (B)	5,370	440,984
Fox Factory Holding Corp. (B)	9,518	752,683
Gentherm, Inc. (B)	162	8,056
LCI Industries	1,051	106,634
Lear Corp.	1,143	136,806
Modine Manufacturing Company (B)	4,925	63,730
Motorcar Parts of America, Inc. (B)	1,585	24,124
Patrick Industries, Inc.	1,685	73,870
Standard Motor Products, Inc.	1,901	61,783
Stoneridge, Inc. (B)	1,672	28,340
Strattec Security Corp. (B)	924	19,219
The Goodyear Tire & Rubber Company (B)	19,283	194,565
		2,827,707
Automobiles – 0.3%
Harley-Davidson, Inc.	3,482	121,452
Thor Industries, Inc.	2,081	145,628
Winnebago Industries, Inc.	2,220	118,126
		385,206
Distributors – 0.1%
Funko, Inc., Class A (B)	2,763	55,868
Weyco Group, Inc.	1,316	26,767
		82,635
Diversified consumer services – 1.2%
2U, Inc. (B)	2,844	17,775
ADT, Inc.	13,007	97,422
Adtalem Global Education, Inc. (B)	3,782	137,854
American Public Education, Inc. (B)	1,450	13,253
Graham Holdings Company, Class B	347	186,679
Grand Canyon Education, Inc. (B)	8,819	725,363
Laureate Education, Inc.	7,829	82,596
Lincoln Educational Services Corp. (B)	1,100	5,984
Perdoceo Education Corp. (B)	5,378	55,393
Strategic Education, Inc.	1,691	103,844
Stride, Inc. (B)	2,888	121,383
Terminix Global Holdings, Inc. (B)	2,263	86,650
Universal Technical Institute, Inc. (B)	3,087	16,793
		1,650,989
Hotels, restaurants and leisure – 1.3%
Ark Restaurants Corp.	64	1,190
Biglari Holdings, Inc., Class A (B)	3	1,740
Biglari Holdings, Inc., Class B (B)	102	11,791
BJ's Restaurants, Inc. (B)	1,440	34,344
Carrols Restaurant Group, Inc. (B)	1,688	2,751
Churchill Downs, Inc.	3,539	651,707
Chuy's Holdings, Inc. (B)	22,122	512,788
El Pollo Loco Holdings, Inc. (B)	2,613	23,308
Fiesta Restaurant Group, Inc. (B)	1,348	8,546
Krispy Kreme, Inc.	30,130	347,399
Marriott Vacations Worldwide Corp.	466	56,787
Monarch Casino & Resort, Inc. (B)	1,074	60,294
Playa Hotels & Resorts NV (B)	13,271	77,237
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	396	$25,875
		1,815,757
Household durables – 2.3%
Bassett Furniture Industries, Inc.	1,234	19,349
Beazer Homes USA, Inc. (B)	3,089	29,871
Cavco Industries, Inc. (B)	613	126,131
Century Communities, Inc.	2,560	109,517
Ethan Allen Interiors, Inc.	2,768	58,516
Flexsteel Industries, Inc.	1,118	17,553
GoPro, Inc., Class A (B)	7,995	39,415
Green Brick Partners, Inc. (B)	2,414	51,611
Hooker Furnishings Corp.	1,821	24,565
Hovnanian Enterprises, Inc., Class A (B)	292	10,424
iRobot Corp. (B)	1,143	64,385
KB Home	6,043	156,635
La-Z-Boy, Inc.	3,039	68,590
Legacy Housing Corp. (B)	1,185	20,323
LGI Homes, Inc. (B)	1,611	131,087
Lifetime Brands, Inc.	2,931	19,843
M/I Homes, Inc. (B)	2,195	79,525
MDC Holdings, Inc.	5,127	140,582
Meritage Homes Corp. (B)	2,251	158,178
Mohawk Industries, Inc. (B)	3,344	304,939
Newell Brands, Inc.	5,229	72,631
PulteGroup, Inc.	9,821	368,288
Taylor Morrison Home Corp. (B)	7,865	183,412
Toll Brothers, Inc.	8,961	376,362
TopBuild Corp. (B)	2,358	388,551
Tri Pointe Homes, Inc. (B)	9,765	147,549
Universal Electronics, Inc. (B)	745	14,654
VOXX International Corp. (B)	3,131	23,827
Whirlpool Corp.	98	13,211
		3,219,524
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (B)	890	5,776
Duluth Holdings, Inc., Class B (B)	1,106	7,786
Lands' End, Inc. (B)	2,354	18,173
Qurate Retail, Inc., Series A	22,636	45,498
Revolve Group, Inc. (B)	21,595	468,396
		545,629
Leisure products – 0.3%
Acushnet Holdings Corp.	4,282	186,224
American Outdoor Brands, Inc. (B)	1,873	16,426
AMMO, Inc. (B)	4,648	13,619
Escalade, Inc.	2,724	27,104
Johnson Outdoors, Inc., Class A	766	39,303
Malibu Boats, Inc., Class A (B)	942	45,207
Nautilus, Inc. (B)	1,580	2,575
Smith & Wesson Brands, Inc.	3,041	31,535
Topgolf Callaway Brands Corp. (B)	1,042	20,069
Vista Outdoor, Inc. (B)	3,701	90,008
		472,070
Multiline retail – 0.6%
Big Lots, Inc.	2,901	45,285
Dillard's, Inc., Class A	1,452	396,048
Franchise Group, Inc.	454	11,032
Kohl's Corp.	8,128	204,419
Macy's, Inc.	13,110	205,434
Ollie's Bargain Outlet Holdings, Inc. (B)	334	17,234
		879,452
Specialty retail – 3.5%
Abercrombie & Fitch Company, Class A (B)	4,970	77,284

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Academy Sports & Outdoors, Inc.	869	$36,654
American Eagle Outfitters, Inc. (C)	12,847	125,001
America's Car-Mart, Inc. (B)	465	28,374
Asbury Automotive Group, Inc. (B)	887	134,026
AutoNation, Inc. (B)	5,327	542,661
Barnes & Noble Education, Inc. (B)	4,024	9,658
Big 5 Sporting Goods Corp. (C)	2,004	21,523
Build-A-Bear Workshop, Inc.	2,470	32,925
Caleres, Inc.	856	20,732
Chico's FAS, Inc. (B)	8,871	42,936
Citi Trends, Inc. (B)	367	5,692
Conn's, Inc. (B)	2,177	15,413
Designer Brands, Inc., Class A	2,923	44,751
Dick's Sporting Goods, Inc.	236	24,695
Five Below, Inc. (B)	5,394	742,592
Foot Locker, Inc.	6,590	205,147
Genesco, Inc. (B)	1,311	51,549
Group 1 Automotive, Inc.	1,593	227,592
Guess?, Inc. (C)	5,350	78,485
Haverty Furniture Companies, Inc.	1,613	40,164
Hibbett, Inc.	1,098	54,691
Lithia Motors, Inc.	3,325	713,379
LL Flooring Holdings, Inc. (B)	1,480	10,256
MarineMax, Inc. (B)	2,016	60,057
Monro, Inc.	1,618	70,318
National Vision Holdings, Inc. (B)	827	27,002
Penske Automotive Group, Inc.	4,213	414,686
Rent-A-Center, Inc.	2,379	41,656
Shoe Carnival, Inc.	2,304	49,398
Signet Jewelers, Ltd.	3,675	210,173
Sonic Automotive, Inc., Class A	1,892	81,924
Sportsman's Warehouse Holdings, Inc. (B)	3,273	27,166
The Aaron's Company, Inc.	1,356	13,180
The Cato Corp., Class A	1,957	18,670
The Children's Place, Inc. (B)	930	28,728
The Container Store Group, Inc. (B)	3,997	19,585
The Gap, Inc.	18,158	149,077
The ODP Corp. (B)	3,276	115,151
Tilly's, Inc., Class A	712	4,927
Urban Outfitters, Inc. (B)	6,474	127,214
Zumiez, Inc. (B)	1,822	39,228
		4,784,320
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (B)	2,484	95,485
Culp, Inc.	334	1,456
Delta Apparel, Inc. (B)	500	6,995
Fossil Group, Inc. (B)	3,231	11,050
G-III Apparel Group, Ltd. (B)	3,404	50,890
Lakeland Industries, Inc. (B)	1,110	12,798
Movado Group, Inc.	1,758	49,540
Oxford Industries, Inc.	5,365	481,670
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	3,196	143,181
Ralph Lauren Corp.	189	16,052
Rocky Brands, Inc.	802	16,088
Steven Madden, Ltd.	1,460	38,938
Superior Group of Companies, Inc.	663	5,887
Unifi, Inc. (B)	2,453	23,328
Vera Bradley, Inc. (B)	2,034	6,122
Wolverine World Wide, Inc.	3,251	50,033
		1,009,513
		17,672,802
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 3.5%
Beverages – 0.4%
MGP Ingredients, Inc.	571	$60,617
Molson Coors Beverage Company, Class B	8,585	411,994
The Duckhorn Portfolio, Inc. (B)	4,647	67,056
		539,667
Food and staples retailing – 1.4%
Grocery Outlet Holding Corp. (B)	3,602	119,911
Ingles Markets, Inc., Class A	1,365	108,122
Natural Grocers by Vitamin Cottage, Inc.	1,014	10,941
Performance Food Group Company (B)	13,558	582,316
PriceSmart, Inc.	4,915	283,055
SpartanNash Company	3,523	102,237
Sprouts Farmers Market, Inc. (B)	4,052	112,443
The Andersons, Inc.	3,384	105,006
U.S. Foods Holding Corp. (B)	5,723	151,316
United Natural Foods, Inc. (B)	4,429	152,225
Village Super Market, Inc., Class A	685	13,241
Weis Markets, Inc.	2,371	168,910
		1,909,723
Food products – 1.2%
Alico, Inc.	650	18,356
B&G Foods, Inc. (C)	1,941	32,007
Cal-Maine Foods, Inc.	2,277	126,578
Farmer Brothers Company (B)	1,069	5,014
Fresh Del Monte Produce, Inc.	3,959	92,007
Hostess Brands, Inc. (B)	8,707	202,351
Ingredion, Inc.	2,898	233,347
J&J Snack Foods Corp.	260	33,662
Landec Corp. (B)	3,130	27,826
Limoneira Company	2,147	28,297
Pilgrim's Pride Corp. (B)	2,893	66,597
Post Holdings, Inc. (B)	3,484	285,374
Seaboard Corp.	52	176,938
Seneca Foods Corp., Class A (B)	908	45,800
The Hain Celestial Group, Inc. (B)	3,908	65,967
The Simply Good Foods Company (B)	2,852	91,235
Tootsie Roll Industries, Inc.	1,415	47,091
TreeHouse Foods, Inc. (B)	3,311	140,453
Whole Earth Brands, Inc. (B)	1,600	6,144
		1,725,044
Household products – 0.2%
Central Garden & Pet Company (B)	1,553	55,970
Central Garden & Pet Company, Class A (B)	3,288	112,318
Oil-Dri Corp. of America	531	12,850
Spectrum Brands Holdings, Inc.	1,678	65,492
		246,630
Personal products – 0.2%
BellRing Brands, Inc. (B)	4,416	91,014
Edgewell Personal Care Company	3,845	143,803
Natural Alternatives International, Inc. (B)	200	1,854
Nature's Sunshine Products, Inc. (B)	1,118	9,212
Nu Skin Enterprises, Inc., Class A	2,131	71,111
		316,994
Tobacco – 0.1%
Universal Corp.	1,975	90,929
		4,828,987
Energy – 7.7%
Energy equipment and services – 1.6%
Archrock, Inc.	10,702	68,707

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Bristow Group, Inc. (B)	1,645	$38,641
ChampionX Corp.	28,427	556,316
Dril-Quip, Inc. (B)	2,386	46,575
Expro Group Holdings NV (B)	2,209	28,143
Exterran Corp. (B)	4,737	19,706
Geospace Technologies Corp. (B)	516	2,276
Gulf Island Fabrication, Inc. (B)	3,019	12,589
Helix Energy Solutions Group, Inc. (B)	12,029	46,432
Helmerich & Payne, Inc.	4,826	178,417
Liberty Energy, Inc. (B)	9,594	121,652
Nabors Industries, Ltd. (B)	597	60,566
National Energy Services Reunited Corp. (B)	6,084	36,139
Natural Gas Services Group, Inc. (B)	2,620	26,305
Newpark Resources, Inc. (B)	6,750	17,010
NexTier Oilfield Solutions, Inc. (B)	11,003	81,422
Noble Corp. PLC (B)	1,638	48,452
NOV, Inc.	2,829	45,773
Oceaneering International, Inc. (B)	5,817	46,303
Oil States International, Inc. (B)	4,041	15,719
Patterson-UTI Energy, Inc.	12,012	140,300
ProPetro Holding Corp. (B)	7,061	56,841
RPC, Inc.	12,691	87,949
SEACOR Marine Holdings, Inc. (B)	2,432	13,668
Select Energy Services, Inc., Class A (B)	5,093	35,498
Solaris Oilfield Infrastructure, Inc., Class A	1,100	10,296
TechnipFMC PLC (B)	24,797	209,783
Tidewater, Inc. (B)	2,791	60,565
Transocean, Ltd. (B)(C)	13,252	32,732
U.S. Silica Holdings, Inc. (B)	5,286	57,882
		2,202,657
Oil, gas and consumable fuels – 6.1%
Adams Resources & Energy, Inc.	724	21,575
Alto Ingredients, Inc. (B)	3,300	12,012
Antero Midstream Corp.	10,614	97,437
Antero Resources Corp. (B)	20,791	634,749
Ardmore Shipping Corp. (B)	2,232	20,378
Berry Corp.	5,062	37,965
Brigham Minerals, Inc., Class A	807	19,909
California Resources Corp.	497	19,100
Callon Petroleum Company (B)	3,734	130,727
Chesapeake Energy Corp.	564	53,134
Chord Energy Corp.	1,566	214,182
Civitas Resources, Inc.	1,183	67,892
Clean Energy Fuels Corp. (B)	13,796	73,671
CNX Resources Corp. (B)	15,258	236,957
Comstock Resources, Inc. (B)	6,135	106,074
CONSOL Energy, Inc.	3,700	237,984
Continental Resources, Inc.	318	21,246
CVR Energy, Inc.	1,922	55,700
Delek US Holdings, Inc.	5,312	144,168
DHT Holdings, Inc.	10,864	82,132
Dorian LPG, Ltd.	3,417	46,369
DT Midstream, Inc.	1,682	87,279
Earthstone Energy, Inc., Class A (B)	47,368	583,574
EnLink Midstream LLC (B)	15,546	138,204
EQT Corp.	9,302	379,057
Equitrans Midstream Corp.	25,675	192,049
Green Plains, Inc. (B)	3,377	98,169
Hallador Energy Company (B)	1,635	9,189
HF Sinclair Corp.	8,800	473,792
International Seaways, Inc.	3,267	114,770
Magnolia Oil & Gas Corp., Class A	29,428	582,969
Matador Resources Company	19,003	929,627
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	10,625	$373,681
NACCO Industries, Inc., Class A	700	32,921
Nordic American Tankers, Ltd.	2,259	6,032
Overseas Shipholding Group, Inc., Class A (B)	5,561	16,516
PBF Energy, Inc., Class A (B)	8,576	301,532
PDC Energy, Inc.	6,240	360,610
Peabody Energy Corp. (B)	9,665	239,885
Permian Resources Corp. (B)	16,856	114,621
PHX Minerals, Inc.	557	1,805
Range Resources Corp.	6,308	159,340
Ranger Oil Corp., Class A	651	20,474
REX American Resources Corp. (B)	1,287	35,933
Riley Exploration Permian, Inc.	491	9,319
SandRidge Energy, Inc. (B)	1,746	28,477
Scorpio Tankers, Inc.	4,048	170,178
SFL Corp., Ltd.	10,526	95,892
SilverBow Resources, Inc. (B)	324	8,709
SM Energy Company	5,199	195,534
Talos Energy, Inc. (B)	5,072	84,449
Teekay Corp. (B)	3,050	10,950
Teekay Tankers, Ltd., Class A (B)	2,780	76,561
World Fuel Services Corp.	4,219	98,893
		8,364,352
		10,567,009
Financials – 22.4%
Banks – 13.5%
1st Source Corp.	2,092	96,860
ACNB Corp.	394	11,836
Allegiance Bancshares, Inc.	1,912	79,597
Amalgamated Financial Corp.	2,221	50,084
Amerant Bancorp, Inc.	2,770	68,807
American National Bankshares, Inc.	991	31,662
Ameris Bancorp	17,795	795,614
Arrow Financial Corp.	1,118	32,208
Associated Banc-Corp.	14,499	291,140
Atlantic Union Bankshares Corp.	15,195	461,624
Banc of California, Inc.	5,646	90,167
Bank of Marin Bancorp	1,851	55,437
Bank OZK	8,966	354,695
BankFinancial Corp.	2,146	20,301
BankUnited, Inc.	6,399	218,654
Bankwell Financial Group, Inc.	400	11,644
Banner Corp.	3,379	199,631
Bar Harbor Bankshares	1,690	44,819
BayCom Corp.	1,125	19,778
BCB Bancorp, Inc.	1,477	24,858
Berkshire Hills Bancorp, Inc.	3,539	96,615
Blue Ridge Bankshares, Inc.	682	8,668
BOK Financial Corp.	2,998	266,402
Brookline Bancorp, Inc.	6,310	73,512
Business First Bancshares, Inc.	1,362	29,324
Byline Bancorp, Inc.	2,878	58,280
C&F Financial Corp.	627	33,545
Cadence Bank	8,101	205,846
Cambridge Bancorp	121	9,649
Camden National Corp.	1,722	73,357
Capital City Bank Group, Inc.	1,865	58,020
Capstar Financial Holdings, Inc.	972	18,011
Carter Bankshares, Inc. (B)	1,494	24,053
Cathay General Bancorp	5,298	203,761
Central Pacific Financial Corp.	2,460	50,897
Central Valley Community Bancorp	600	10,626
Chemung Financial Corp.	723	30,272
Citizens & Northern Corp.	960	23,213

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
City Holding Company	481	$42,660
Civista Bancshares, Inc.	1,114	23,127
CNB Financial Corp.	1,562	36,816
Colony Bankcorp, Inc.	959	12,496
Columbia Banking System, Inc.	5,565	160,773
Comerica, Inc.	3,415	242,807
Community Trust Bancorp, Inc.	1,347	54,621
ConnectOne Bancorp, Inc.	2,683	61,870
CrossFirst Bankshares, Inc. (B)	3,053	39,842
Customers Bancorp, Inc. (B)	2,568	75,705
CVB Financial Corp.	4,755	120,397
Dime Community Bancshares, Inc.	3,390	99,259
Eagle Bancorp, Inc.	2,486	111,423
Eastern Bankshares, Inc.	1,056	20,740
Enterprise Bancorp, Inc.	246	7,358
Enterprise Financial Services Corp.	2,420	106,577
Equity Bancshares, Inc., Class A	1,442	42,726
Farmers National Banc Corp.	1,865	24,413
FB Financial Corp.	1,789	68,358
Financial Institutions, Inc.	1,481	35,648
First Bancorp (North Carolina)	2,905	106,265
First Bancorp (Puerto Rico)	14,979	204,913
First Bank	900	12,303
First Busey Corp.	4,369	96,031
First Business Financial Services, Inc.	1,366	44,135
First Citizens BancShares, Inc., Class A	299	238,432
First Commonwealth Financial Corp.	8,341	107,098
First Community Bankshares, Inc.	2,201	70,498
First Financial Bancorp	7,516	158,437
First Financial Corp.	1,432	64,712
First Financial Northwest, Inc.	1,100	16,324
First Foundation, Inc.	4,373	79,326
First Hawaiian, Inc.	9,183	226,177
First Horizon Corp.	25,469	583,240
First Internet Bancorp	777	26,309
First Interstate BancSystem, Inc., Class A	4,489	181,131
First Merchants Corp.	4,369	168,993
First Mid Bancshares, Inc.	1,270	40,602
First Northwest Bancorp	800	12,880
First Western Financial, Inc. (B)	421	10,378
Flushing Financial Corp.	2,921	56,580
FNB Corp.	16,986	197,038
Fulton Financial Corp.	12,592	198,954
German American Bancorp, Inc.	755	26,961
Great Southern Bancorp, Inc.	1,117	63,747
Guaranty Bancshares, Inc.	293	10,135
Hancock Whitney Corp.	7,556	346,140
Hanmi Financial Corp.	3,082	72,982
HarborOne Bancorp, Inc.	4,217	56,592
Heartland Financial USA, Inc.	2,917	126,481
Heritage Commerce Corp.	5,322	60,351
Heritage Financial Corp.	2,815	74,513
Hilltop Holdings, Inc.	4,528	112,521
HomeStreet, Inc.	1,802	51,916
HomeTrust Bancshares, Inc.	560	12,376
Hope Bancorp, Inc.	10,431	131,848
Horizon Bancorp, Inc.	3,849	69,128
Independent Bank Corp. (Massachusetts)	2,387	177,903
Independent Bank Corp. (Michigan)	1,806	34,495
Independent Bank Group, Inc.	2,888	177,294
International Bancshares Corp.	4,680	198,900
Investar Holding Corp.	500	9,950
Lakeland Bancorp, Inc.	5,402	86,486
LCNB Corp.	600	9,516
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
M&T Bank Corp.	1,406	$247,906
Macatawa Bank Corp.	5,091	47,143
Mercantile Bank Corp.	1,666	49,497
Metropolitan Bank Holding Corp. (B)	762	49,042
Mid Penn Bancorp, Inc.	765	21,978
Midland States Bancorp, Inc.	1,553	36,604
MidWestOne Financial Group, Inc.	1,343	36,650
MVB Financial Corp.	300	8,349
National Bank Holdings Corp., Class A	1,336	49,419
National Bankshares, Inc.	622	20,999
NBT Bancorp, Inc.	2,964	112,484
Nicolet Bankshares, Inc. (B)	711	50,083
Northeast Bank	770	28,236
Northrim BanCorp, Inc.	647	26,889
Northwest Bancshares, Inc.	9,669	130,628
Norwood Financial Corp.	1,188	31,577
OceanFirst Financial Corp.	5,012	93,424
OFG Bancorp	4,124	103,636
Old National Bancorp	18,139	298,749
Old Second Bancorp, Inc.	2,721	35,509
Origin Bancorp, Inc.	1,115	42,894
Orrstown Financial Services, Inc.	500	11,960
Pacific Premier Bancorp, Inc.	6,428	199,011
PacWest Bancorp	6,786	153,364
Pathward Financial, Inc.	2,595	85,531
PCSB Financial Corp.	1,342	24,062
Peapack-Gladstone Financial Corp.	1,625	54,681
Penns Woods Bancorp, Inc.	1,188	27,217
Peoples Bancorp, Inc.	2,883	83,405
Pinnacle Financial Partners, Inc.	10,787	874,826
Popular, Inc.	5,455	393,087
Preferred Bank	388	25,309
Premier Financial Corp.	2,467	63,402
Primis Financial Corp.	3,850	46,701
Prosperity Bancshares, Inc.	5,378	358,605
QCR Holdings, Inc.	1,449	73,812
RBB Bancorp	1,075	22,339
Renasant Corp.	3,529	110,387
Republic Bancorp, Inc., Class A	1,449	55,497
Republic First Bancorp, Inc. (B)	2,700	7,641
Riverview Bancorp, Inc.	3,925	24,924
S&T Bancorp, Inc.	3,436	100,709
Sandy Spring Bancorp, Inc.	3,344	117,909
Seacoast Banking Corp. of Florida	1,753	52,993
Shore Bancshares, Inc.	2,225	38,537
Sierra Bancorp	1,759	34,740
Simmons First National Corp., Class A	7,407	161,399
SmartFinancial, Inc.	500	12,355
Southern First Bancshares, Inc. (B)	537	22,371
Southside Bancshares, Inc.	374	13,225
SouthState Corp.	2,903	229,685
Stellar Bancorp, Inc.	1,248	36,504
Synovus Financial Corp.	3,170	118,907
Texas Capital Bancshares, Inc. (B)	3,434	202,709
The Bancorp, Inc. (B)	1,614	35,476
The Community Financial Corp.	300	10,290
The First Bancorp, Inc.	1,316	36,256
The First Bancshares, Inc.	1,307	39,040
The First of Long Island Corp.	2,386	41,135
Tompkins Financial Corp.	268	19,462
Towne Bank	4,917	131,923
TriCo Bancshares	721	32,193
Triumph Bancorp, Inc. (B)	540	29,349
Trustmark Corp.	4,932	151,067
UMB Financial Corp.	504	42,482

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Umpqua Holdings Corp.	10,662	$182,214
United Bankshares, Inc.	7,106	254,040
United Community Banks, Inc.	4,664	154,378
Univest Financial Corp.	2,067	48,533
Valley National Bancorp	23,485	253,638
Veritex Holdings, Inc.	3,377	89,794
Washington Federal, Inc.	4,842	145,163
Washington Trust Bancorp, Inc.	1,035	48,107
Webster Financial Corp.	6,286	284,127
WesBanco, Inc.	5,027	167,751
Wintrust Financial Corp.	3,040	247,912
Zions Bancorp NA	7,487	380,789
		18,616,693
Capital markets – 1.8%
Blucora, Inc. (B)	3,087	59,703
Cowen, Inc., Class A	2,484	95,982
Houlihan Lokey, Inc.	7,521	566,933
Invesco, Ltd.	24,463	335,143
Janus Henderson Group PLC	6,521	132,442
Jefferies Financial Group, Inc.	9,310	274,645
Oppenheimer Holdings, Inc., Class A	1,674	51,861
PJT Partners, Inc., Class A	6,903	461,258
Stifel Financial Corp.	8,180	424,624
StoneX Group, Inc. (B)	1,235	102,431
		2,505,022
Consumer finance – 0.8%
Ally Financial, Inc.	4,214	117,276
Atlanticus Holdings Corp. (B)	505	13,246
Bread Financial Holdings, Inc.	2,666	83,846
Consumer Portfolio Services, Inc. (B)	1,066	7,750
Encore Capital Group, Inc. (B)	1,949	88,641
Enova International, Inc. (B)	2,224	65,096
EZCORP, Inc., Class A (B)	4,801	37,016
Green Dot Corp., Class A (B)	3,440	65,291
LendingClub Corp. (B)	7,056	77,969
Navient Corp.	15,325	225,124
Nelnet, Inc., Class A	2,648	209,695
Nicholas Financial, Inc. (B)	75	427
OneMain Holdings, Inc.	300	8,856
PRA Group, Inc. (B)	3,071	100,913
PROG Holdings, Inc. (B)	2,293	34,349
Regional Management Corp.	573	16,067
		1,151,562
Diversified financial services – 0.5%
Acacia Research Corp. (B)	2,172	8,775
Alerus Financial Corp.	904	19,978
A-Mark Precious Metals, Inc.	684	19,419
California First Leasing Corp.	880	14,124
Cannae Holdings, Inc. (B)	6,116	126,357
Jackson Financial, Inc., Class A	2,006	55,667
Voya Financial, Inc.	6,477	391,859
		636,179
Insurance – 4.2%
Alleghany Corp. (B)	615	516,213
Ambac Financial Group, Inc. (B)	2,550	32,513
American Equity Investment Life Holding Company	7,384	275,349
Argo Group International Holdings, Ltd.	2,597	50,018
Assured Guaranty, Ltd.	5,779	279,993
Axis Capital Holdings, Ltd.	4,518	222,060
Brighthouse Financial, Inc. (B)	5,200	225,784
CNA Financial Corp.	1,354	49,963
CNO Financial Group, Inc.	7,507	134,901
Donegal Group, Inc., Class A	2,876	38,797
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	2,283	$78,741
Enstar Group, Ltd. (B)	1,090	184,853
Everest Re Group, Ltd.	1,673	439,062
Fidelity National Financial, Inc.	1,894	68,563
First American Financial Corp.	3,274	150,931
Genworth Financial, Inc., Class A (B)	34,509	120,782
Global Indemnity Group LLC, Class A	1,190	26,263
Globe Life, Inc.	1,689	168,393
Greenlight Capital Re, Ltd., Class A (B)	2,616	19,463
Hallmark Financial Services, Inc. (B)	4,008	4,208
Heritage Insurance Holdings, Inc.	657	1,485
Horace Mann Educators Corp.	3,303	116,563
Investors Title Company	189	26,649
James River Group Holdings, Ltd.	2,157	49,201
Kemper Corp.	4,317	178,119
Lincoln National Corp.	8,094	355,408
MBIA, Inc. (B)	3,153	29,008
Mercury General Corp.	2,520	71,618
National Western Life Group, Inc., Class A	221	37,747
Old Republic International Corp.	13,924	291,429
Oscar Health, Inc., Class A (B)	6,663	33,248
ProAssurance Corp.	4,655	90,819
Reinsurance Group of America, Inc.	3,624	455,935
RenaissanceRe Holdings, Ltd.	100	14,039
Safety Insurance Group, Inc.	612	49,915
SiriusPoint, Ltd. (B)	8,380	41,481
Stewart Information Services Corp.	1,817	79,294
Tiptree, Inc.	3,689	39,694
United Fire Group, Inc.	1,897	54,501
United Insurance Holdings Corp.	5,283	3,384
Universal Insurance Holdings, Inc.	3,287	32,377
Unum Group	10,883	422,260
White Mountains Insurance Group, Ltd.	205	267,119
		5,828,143
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (B)	1,199	41,042
Blue Foundry Bancorp (B)	912	10,169
Bridgewater Bancshares, Inc. (B)	798	13,143
Capitol Federal Financial, Inc.	11,378	94,437
ESSA Bancorp, Inc.	897	17,393
Essent Group, Ltd.	379	13,216
Federal Agricultural Mortgage Corp., Class C	594	58,889
Flagstar Bancorp, Inc.	3,861	128,957
FS Bancorp, Inc.	400	10,904
Home Bancorp, Inc.	902	35,169
Kearny Financial Corp.	6,261	66,492
Luther Burbank Corp.	1,694	19,684
Merchants Bancorp	1,376	31,744
MGIC Investment Corp.	9,993	128,110
Mr. Cooper Group, Inc. (B)	3,087	125,024
New York Community Bancorp, Inc.	24,244	206,801
NMI Holdings, Inc., Class A (B)	5,822	118,594
Northfield Bancorp, Inc.	4,119	58,943
Ocwen Financial Corp. (B)	315	7,330
OP Bancorp	1,000	11,120
PennyMac Financial Services, Inc.	3,525	151,223
Provident Financial Holdings, Inc.	1,778	25,248
Provident Financial Services, Inc.	5,205	101,498
Radian Group, Inc.	10,338	199,420
Southern Missouri Bancorp, Inc.	1,012	51,642
Territorial Bancorp, Inc.	1,722	31,926
The Hingham Institution for Savings	69	17,327
TrustCo Bank Corp. NY	1,826	57,373

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Walker & Dunlop, Inc.	405	$33,911
Waterstone Financial, Inc.	3,099	50,080
Western New England Bancorp, Inc.	3,609	29,341
WSFS Financial Corp.	4,396	204,238
		2,150,388
		30,887,987
Health care – 11.9%
Biotechnology – 3.4%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,452
Agios Pharmaceuticals, Inc. (B)	3,611	102,119
Albireo Pharma, Inc. (B)	26,585	514,686
Allogene Therapeutics, Inc. (B)	1,599	17,269
AnaptysBio, Inc. (B)	1,489	37,984
Anika Therapeutics, Inc. (B)	1,585	37,723
Arcus Biosciences, Inc. (B)	2,290	59,906
BioCryst Pharmaceuticals, Inc. (B)	31,393	395,552
Bioxcel Therapeutics, Inc. (B)	657	7,766
Bluebird Bio, Inc. (B)	3,230	20,446
ChemoCentryx, Inc. (B)	7,995	413,022
Concert Pharmaceuticals, Inc. (B)	1,198	8,027
Eagle Pharmaceuticals, Inc. (B)	585	15,456
Emergent BioSolutions, Inc. (B)	2,676	56,169
Forma Therapeutics Holdings, Inc. (B)	835	16,658
Halozyme Therapeutics, Inc. (B)	16,370	647,270
Ideaya Biosciences, Inc. (B)	2,156	32,168
Immunovant, Inc. (B)	4,814	26,862
Insmed, Inc. (B)	18,885	406,783
Jounce Therapeutics, Inc. (B)	3,193	7,472
Kodiak Sciences, Inc. (B)	1,185	9,172
Kura Oncology, Inc. (B)	2,404	32,839
Ligand Pharmaceuticals, Inc. (B)	633	54,508
Myriad Genetics, Inc. (B)	5,783	110,340
Oyster Point Pharma, Inc. (B)	26,825	150,757
PDL BioPharma, Inc. (A)(B)	5,434	7,499
REGENXBIO, Inc. (B)	1,693	44,746
Replimune Group, Inc. (B)	1,243	21,467
Sage Therapeutics, Inc. (B)	2,666	104,401
Sutro Biopharma, Inc. (B)	1,765	9,796
Travere Therapeutics, Inc. (B)	19,387	477,696
United Therapeutics Corp. (B)	467	97,780
Vanda Pharmaceuticals, Inc. (B)	4,716	46,594
Veracyte, Inc. (B)	14,655	243,273
Vericel Corp. (B)	17,427	404,306
Viking Therapeutics, Inc. (B)	4,579	12,455
Xencor, Inc. (B)	1,408	36,580
		4,703,999
Health care equipment and supplies – 3.0%
AngioDynamics, Inc. (B)	3,198	65,431
Artivion, Inc. (B)	20,607	285,201
AtriCure, Inc. (B)	11,548	451,527
Avanos Medical, Inc. (B)	3,807	82,916
Cardiovascular Systems, Inc. (B)	14,724	204,075
CryoPort, Inc. (B)	16,425	400,113
Dentsply Sirona, Inc.	4,558	129,219
Enovis Corp. (B)	3,453	159,080
Envista Holdings Corp. (B)	8,580	281,510
FONAR Corp. (B)	463	6,551
Globus Medical, Inc., Class A (B)	9,760	581,403
Heska Corp. (B)	103	7,511
ICU Medical, Inc. (B)	2,268	341,561
Inogen, Inc. (B)	1,178	28,602
Integer Holdings Corp. (B)	2,433	151,406
Integra LifeSciences Holdings Corp. (B)	9,698	410,807
Kewaunee Scientific Corp. (B)	83	1,461
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LENSAR, Inc. (B)	783	$4,346
LivaNova PLC (B)	1,996	101,337
Meridian Bioscience, Inc. (B)	2,202	69,429
Merit Medical Systems, Inc. (B)	691	39,048
Mesa Laboratories, Inc.	169	23,800
NuVasive, Inc. (B)	2,101	92,045
OraSure Technologies, Inc. (B)	4,040	15,312
Orthofix Medical, Inc. (B)	1,236	23,620
SeaSpine Holdings Corp. (B)	2,224	12,632
Surgalign Holdings, Inc. (B)	164	571
UFP Technologies, Inc. (B)	300	25,752
Utah Medical Products, Inc.	289	24,655
Varex Imaging Corp. (B)	2,872	60,714
		4,081,635
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (B)	12,074	943,945
Addus HomeCare Corp. (B)	1,221	116,288
AlerisLife, Inc. (B)	2,100	1,995
Brookdale Senior Living, Inc. (B)	14,458	61,736
Castle Biosciences, Inc. (B)	9,448	246,404
Covetrus, Inc. (B)	4,582	95,672
Cross Country Healthcare, Inc. (B)	2,734	77,564
Encompass Health Corp.	160	7,237
Enhabit, Inc. (B)	80	1,123
Fulgent Genetics, Inc. (B)	1,997	76,126
HealthEquity, Inc. (B)	9,762	655,714
LHC Group, Inc. (B)	256	41,897
National HealthCare Corp.	1,428	90,450
OPKO Health, Inc. (B)	8,398	15,872
Owens & Minor, Inc.	3,760	90,616
Patterson Companies, Inc.	4,372	105,015
Pediatrix Medical Group, Inc. (B)	5,689	93,925
PetIQ, Inc. (B)	1,147	7,914
Premier, Inc., Class A	3,905	132,536
Select Medical Holdings Corp.	1,622	35,846
Surgery Partners, Inc. (B)	370	8,658
Universal Health Services, Inc., Class B	3,366	296,814
US Physical Therapy, Inc.	4,021	305,676
		3,509,023
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (B)	10,106	153,914
American Well Corp., Class A (B)	9,568	34,349
Certara, Inc. (B)	4,564	60,610
Computer Programs & Systems, Inc. (B)	1,067	29,748
HealthStream, Inc. (B)	1,969	41,861
NextGen Healthcare, Inc. (B)	2,912	51,542
		372,024
Life sciences tools and services – 1.0%
Azenta, Inc.	10,920	468,031
Harvard Bioscience, Inc. (B)	5,200	13,312
Medpace Holdings, Inc. (B)	3,553	558,425
NeoGenomics, Inc. (B)	1,494	12,863
Personalis, Inc. (B)	1,146	3,404
Syneos Health, Inc. (B)	6,371	300,393
		1,356,428
Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (B)	1,979	55,610
ANI Pharmaceuticals, Inc. (B)	800	25,712
Cara Therapeutics, Inc. (B)	2,825	26,442
Collegium Pharmaceutical, Inc. (B)	624	9,996
Cumberland Pharmaceuticals, Inc. (B)	956	2,304
Cymabay Therapeutics, Inc. (B)	6,567	22,985
Elanco Animal Health, Inc. (B)	9,283	115,202
Innoviva, Inc. (B)	4,474	51,943

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc. (B)	10,487	$487,960
Jazz Pharmaceuticals PLC (B)	586	78,108
Nektar Therapeutics (B)	6,733	21,546
Organon & Company	695	16,263
Perrigo Company PLC	6,736	240,206
Phathom Pharmaceuticals, Inc. (B)	27,636	306,207
Phibro Animal Health Corp., Class A	1,429	18,991
Prestige Consumer Healthcare, Inc. (B)	3,240	161,449
Satsuma Pharmaceuticals, Inc. (B)	2,208	13,248
Supernus Pharmaceuticals, Inc. (B)	20,603	697,412
Taro Pharmaceutical Industries, Ltd. (B)	503	15,080
		2,366,664
		16,389,773
Industrials – 18.0%
Aerospace and defense – 0.8%
AAR Corp. (B)	3,093	110,791
Astronics Corp. (B)	1,700	13,362
Ducommun, Inc. (B)	1,245	49,377
Hexcel Corp.	7,750	400,830
Kaman Corp.	1,770	49,436
Kratos Defense & Security Solutions, Inc. (B)	3,850	39,116
Maxar Technologies, Inc.	5,183	97,026
Mercury Systems, Inc. (B)	2,355	95,613
Moog, Inc., Class A	1,548	108,902
National Presto Industries, Inc.	644	41,892
Park Aerospace Corp.	2,083	22,996
Parsons Corp. (B)	721	28,263
SIFCO Industries, Inc. (B)	1,000	3,070
V2X, Inc. (B)	1,029	36,427
		1,097,101
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (B)	5,761	138,782
Atlas Air Worldwide Holdings, Inc. (B)	2,473	236,345
Hub Group, Inc., Class A (B)	2,418	166,794
Radiant Logistics, Inc. (B)	3,764	21,417
		563,338
Airlines – 0.4%
Alaska Air Group, Inc. (B)	3,039	118,977
Allegiant Travel Company (B)	1,247	91,006
Copa Holdings SA, Class A (B)	905	60,644
Hawaiian Holdings, Inc. (B)	3,931	51,693
JetBlue Airways Corp. (B)	18,552	123,000
Mesa Air Group, Inc. (B)	1,399	2,308
SkyWest, Inc. (B)	3,644	59,251
Spirit Airlines, Inc.	5,129	96,528
		603,407
Building products – 1.5%
American Woodmark Corp. (B)	1,309	57,413
Apogee Enterprises, Inc.	2,405	91,919
Builders FirstSource, Inc. (B)	8,339	491,334
Fortune Brands Home & Security, Inc.	538	28,885
Gibraltar Industries, Inc. (B)	10,861	444,541
Griffon Corp.	2,832	83,601
Hayward Holdings, Inc. (B)	2,363	20,960
Insteel Industries, Inc.	1,689	44,809
JELD-WEN Holding, Inc. (B)	4,097	35,849
Masonite International Corp. (B)	872	62,165
Owens Corning	1,092	85,842
PGT Innovations, Inc. (B)	2,094	43,890
Quanex Building Products Corp.	3,929	71,351
Resideo Technologies, Inc. (B)	9,105	173,541
The AZEK Company, Inc. (B)	6,927	115,127
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
UFP Industries, Inc.	3,823	$275,868
		2,127,095
Commercial services and supplies – 1.6%
ABM Industries, Inc.	5,148	196,808
ACCO Brands Corp.	8,323	40,783
Acme United Corp.	733	16,874
Brady Corp., Class A	2,105	87,842
BrightView Holdings, Inc. (B)	6,940	55,104
CECO Environmental Corp. (B)	3,081	27,267
Civeo Corp. (B)	673	16,912
Clean Harbors, Inc. (B)	371	40,803
Deluxe Corp.	2,706	45,055
Ennis, Inc.	2,608	52,499
Harsco Corp. (B)	4,378	16,374
Healthcare Services Group, Inc.	2,180	26,356
Heritage-Crystal Clean, Inc. (B)	1,877	55,503
HNI Corp.	1,502	39,818
Interface, Inc.	2,884	25,927
KAR Auction Services, Inc. (B)	8,224	91,862
Kimball International, Inc., Class B	3,015	18,964
Matthews International Corp., Class A	2,517	56,406
MillerKnoll, Inc.	1,960	30,576
NL Industries, Inc.	3,260	25,200
Ritchie Brothers Auctioneers, Inc.	15,486	967,541
SP Plus Corp. (B)	400	12,528
Steelcase, Inc., Class A	6,532	42,589
UniFirst Corp.	667	112,209
Viad Corp. (B)	528	16,674
Virco Manufacturing Corp. (B)	1,200	5,112
VSE Corp.	1,368	48,427
		2,172,013
Construction and engineering – 1.4%
API Group Corp. (B)	3,732	49,524
Arcosa, Inc.	4,310	246,446
Argan, Inc.	1,446	46,518
Concrete Pumping Holdings, Inc. (B)	1,800	11,610
Construction Partners, Inc., Class A (B)	936	24,551
Dycom Industries, Inc. (B)	4,508	430,649
Fluor Corp. (B)	3,410	84,875
Granite Construction, Inc.	3,746	95,111
Great Lakes Dredge & Dock Corp. (B)	6,888	52,211
IES Holdings, Inc. (B)	1,180	32,592
MasTec, Inc. (B)	3,659	232,347
Matrix Service Company (B)	2,731	11,306
MDU Resources Group, Inc.	6,708	183,464
MYR Group, Inc. (B)	1,212	102,693
Northwest Pipe Company (B)	1,306	36,699
NV5 Global, Inc. (B)	533	65,996
Orion Group Holdings, Inc. (B)	4,263	11,254
Primoris Services Corp.	3,474	56,453
Sterling Infrastructure, Inc. (B)	2,528	54,276
Tutor Perini Corp. (B)	4,167	23,002
		1,851,577
Electrical equipment – 1.4%
Allied Motion Technologies, Inc.	300	8,586
American Superconductor Corp. (B)	1,655	7,249
Atkore, Inc. (B)	10,211	794,518
AZZ, Inc.	1,376	50,238
Encore Wire Corp.	1,949	225,187
EnerSys	1,533	89,175
LSI Industries, Inc.	4,131	31,767
nVent Electric PLC	3,155	99,730
Pineapple Energy, Inc.	450	391
Powell Industries, Inc.	1,244	26,224

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Preformed Line Products Company	492	$35,006
Regal Rexnord Corp.	2,643	370,971
Sensata Technologies Holding PLC	3,072	114,524
Sunrun, Inc. (B)	2,009	55,428
Thermon Group Holdings, Inc. (B)	3,483	53,673
Ultralife Corp. (B)	1,984	9,543
		1,972,210
Machinery – 4.2%
AGCO Corp.	1,707	164,162
Alamo Group, Inc.	5,183	633,725
Albany International Corp., Class A	1,901	149,856
Altra Industrial Motion Corp.	4,484	150,752
Astec Industries, Inc.	2,415	75,324
Barnes Group, Inc.	4,438	128,169
CIRCOR International, Inc. (B)	1,614	26,615
Columbus McKinnon Corp.	2,178	56,976
Commercial Vehicle Group, Inc. (B)	2,492	11,214
Enerpac Tool Group Corp.	2,335	41,633
EnPro Industries, Inc.	1,502	127,640
Esab Corp.	2,502	83,467
ESCO Technologies, Inc.	1,885	138,434
Federal Signal Corp.	3,670	136,964
Flowserve Corp.	699	16,986
Gates Industrial Corp. PLC (B)	18,170	177,339
Gencor Industries, Inc. (B)	2,100	18,921
Graham Corp.	333	2,927
Helios Technologies, Inc.	9,021	456,463
Hillenbrand, Inc.	2,144	78,728
Hurco Companies, Inc.	1,054	23,694
Hyster-Yale Materials Handling, Inc.	815	17,531
Kennametal, Inc.	6,313	129,922
LB Foster Company, Class A (B)	1,699	16,582
Luxfer Holdings PLC	633	9,179
Mayville Engineering Company, Inc. (B)	1,096	7,135
Miller Industries, Inc.	1,434	30,530
Mueller Industries, Inc.	2,004	119,118
Mueller Water Products, Inc., Class A	3,140	32,248
NN, Inc. (B)	2,376	4,063
Oshkosh Corp.	1,476	103,748
Park-Ohio Holdings Corp.	749	8,471
Perma-Pipe International Holdings, Inc. (B)	1,100	10,395
Proto Labs, Inc. (B)	1,588	57,851
RBC Bearings, Inc. (B)	4,095	850,982
REV Group, Inc.	5,224	57,621
Snap-on, Inc.	769	154,838
SPX Technologies, Inc. (B)	700	38,654
Standex International Corp.	310	25,312
Tennant Company	694	39,253
Terex Corp.	1,393	41,428
The Eastern Company	1,471	25,522
The Gorman-Rupp Company	1,454	34,591
The Greenbrier Companies, Inc.	2,830	68,684
The LS Starrett Company, Class A (B)	1,530	13,510
The Manitowoc Company, Inc. (B)	3,343	25,908
The Shyft Group, Inc.	34,497	704,774
The Timken Company	2,179	128,648
Titan International, Inc. (B)	3,936	47,783
Trinity Industries, Inc.	7,997	170,736
Twin Disc, Inc. (B)	1,650	18,926
Wabash National Corp.	1,980	30,809
		5,724,741
Marine – 0.4%
Costamare, Inc.	9,592	85,848
Eagle Bulk Shipping, Inc.	1,293	55,832
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Eneti, Inc.	1,112	$7,417
Genco Shipping & Trading, Ltd.	4,550	57,012
Kirby Corp. (B)	2,166	131,628
Matson, Inc.	2,868	176,439
Pangaea Logistics Solutions, Ltd.	1,768	8,168
		522,344
Professional services – 2.2%
Barrett Business Services, Inc.	497	38,766
BGSF, Inc.	800	8,888
CACI International, Inc., Class A (B)	2,654	692,853
CBIZ, Inc. (B)	4,080	174,542
Clarivate PLC (B)	8,715	81,834
CRA International, Inc.	722	64,070
Exponent, Inc.	8,140	713,634
First Advantage Corp. (B)	1,878	24,095
Forrester Research, Inc. (B)	9,254	333,237
Heidrick & Struggles International, Inc.	1,672	43,455
Hill International, Inc. (B)	3,275	10,873
Huron Consulting Group, Inc. (B)	1,411	93,479
ICF International, Inc.	1,429	155,790
Kelly Services, Inc., Class A	3,287	44,670
Korn Ferry	3,492	163,949
ManpowerGroup, Inc.	1,187	76,787
Mistras Group, Inc. (B)	2,232	9,955
Nielsen Holdings PLC	6,976	193,375
RCM Technologies, Inc. (B)	300	5,007
Resources Connection, Inc.	4,120	74,448
TrueBlue, Inc. (B)	3,219	61,419
Willdan Group, Inc. (B)	400	5,924
		3,071,050
Road and rail – 1.4%
AMERCO	1,099	559,633
ArcBest Corp.	1,977	143,787
Covenant Logistics Group, Inc.	1,513	43,423
Heartland Express, Inc.	4,107	58,771
Knight-Swift Transportation Holdings, Inc.	8,121	397,361
Marten Transport, Ltd.	6,368	122,011
P.A.M. Transportation Services, Inc. (B)	2,085	64,552
Patriot Transportation Holding, Inc.	450	3,537
Ryder System, Inc.	3,393	256,138
Schneider National, Inc., Class B	2,987	60,636
TuSimple Holdings, Inc., Class A (B)	4,034	30,658
U.S. Xpress Enterprises, Inc., Class A (B)	2,111	5,193
Universal Logistics Holdings, Inc.	600	19,032
Werner Enterprises, Inc.	4,155	156,228
		1,920,960
Trading companies and distributors – 2.3%
Air Lease Corp.	8,638	267,864
Alta Equipment Group, Inc.	1,696	18,673
Beacon Roofing Supply, Inc. (B)	4,604	251,931
BlueLinx Holdings, Inc. (B)	665	41,297
Boise Cascade Company	2,764	164,347
Distribution Solutions Group, Inc. (B)	591	16,648
DXP Enterprises, Inc. (B)	1,767	41,843
GATX Corp.	2,663	226,754
GMS, Inc. (B)	1,599	63,976
Herc Holdings, Inc.	249	25,866
Hudson Technologies, Inc. (B)	2,645	19,441
McGrath RentCorp	1,800	150,948
MRC Global, Inc. (B)	2,745	19,737
NOW, Inc. (B)	7,656	76,943
Rush Enterprises, Inc., Class A	2,831	124,168

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class B	1,117	$53,515
SiteOne Landscape Supply, Inc. (B)	6,693	697,009
Textainer Group Holdings, Ltd.	3,510	94,279
Titan Machinery, Inc. (B)	2,366	66,863
Triton International, Ltd.	4,778	261,500
Univar Solutions, Inc. (B)	3,996	90,869
Veritiv Corp. (B)	1,106	108,134
WESCO International, Inc. (B)	2,696	321,848
Willis Lease Finance Corp. (B)	406	13,292
		3,217,745
		24,843,581
Information technology – 11.7%
Communications equipment – 1.2%
ADTRAN Holdings, Inc.	2,032	39,787
Aviat Networks, Inc. (B)	829	22,698
BK Technologies Corp.	2,100	5,061
Comtech Telecommunications Corp.	2,706	27,087
Digi International, Inc. (B)	3,371	116,535
Genasys, Inc. (B)	3,300	9,141
Harmonic, Inc. (B)	6,756	88,301
Juniper Networks, Inc.	8,102	211,624
NETGEAR, Inc. (B)	3,326	66,653
NetScout Systems, Inc. (B)	5,287	165,589
Optical Cable Corp. (B)	931	3,212
Ribbon Communications, Inc. (B)	8,541	18,961
TESSCO Technologies, Inc. (B)	1,750	7,245
Viasat, Inc. (B)	5,154	155,805
Viavi Solutions, Inc. (B)	53,027	692,002
		1,629,701
Electronic equipment, instruments and components – 3.5%
ADDvantage Technologies Group, Inc. (B)	428	753
Advanced Energy Industries, Inc.	513	39,711
Arrow Electronics, Inc. (B)	6,456	595,179
Avnet, Inc.	9,371	338,481
Bel Fuse, Inc., Class B	1,641	41,435
Belden, Inc.	2,104	126,282
Benchmark Electronics, Inc.	3,813	94,486
Coherent Corp. (B)	192	6,691
CTS Corp.	2,910	121,202
Daktronics, Inc. (B)	3,929	10,648
ePlus, Inc. (B)	1,596	66,298
Fabrinet (B)	1,371	130,862
FARO Technologies, Inc. (B)	684	18,769
Flex, Ltd. (B)	20,782	346,228
Frequency Electronics, Inc. (B)	1,783	10,252
Insight Enterprises, Inc. (B)	2,190	180,478
Itron, Inc. (B)	1,487	62,618
Jabil, Inc.	1,463	84,430
Key Tronic Corp. (B)	1,900	7,676
Kimball Electronics, Inc. (B)	3,036	52,067
Knowles Corp. (B)	7,107	86,492
Methode Electronics, Inc.	2,971	110,373
Novanta, Inc. (B)	6,544	756,814
OSI Systems, Inc. (B)	880	63,413
PC Connection, Inc.	2,391	107,810
Plexus Corp. (B)	2,005	175,558
RF Industries, Ltd. (B)	120	690
Richardson Electronics, Ltd.	2,384	35,998
Rogers Corp. (B)	1,055	255,183
Sanmina Corp. (B)	4,939	227,589
ScanSource, Inc. (B)	2,542	67,134
TD SYNNEX Corp.	2,778	225,546
TTM Technologies, Inc. (B)	8,193	107,984
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vishay Intertechnology, Inc.	9,510	$169,183
Vishay Precision Group, Inc. (B)	1,686	49,889
Wayside Technology Group, Inc.	314	8,440
		4,782,642
IT services – 1.3%
BM Technologies, Inc. (B)	367	2,455
Brightcove, Inc. (B)	2,443	15,391
Cass Information Systems, Inc.	379	13,148
Concentrix Corp.	2,182	243,577
Conduent, Inc. (B)	14,444	48,243
DXC Technology Company (B)	10,684	261,544
Fastly, Inc., Class A (B)	2,368	21,691
Flywire Corp. (B)	22,300	512,008
Information Services Group, Inc.	4,400	20,944
Kyndryl Holdings, Inc. (B)	7,109	58,791
Maximus, Inc.	710	41,088
PFSweb, Inc. (B)	1,835	17,102
Rackspace Technology, Inc. (B)	4,730	19,298
SolarWinds Corp. (B)	6,602	51,166
Thoughtworks Holding, Inc. (B)	52,462	550,326
		1,876,772
Semiconductors and semiconductor equipment – 3.1%
Alpha & Omega Semiconductor, Ltd. (B)	2,746	84,467
Amkor Technology, Inc.	18,705	318,920
Amtech Systems, Inc. (B)	2,404	20,434
Axcelis Technologies, Inc. (B)	1,196	72,430
AXT, Inc. (B)	4,229	28,334
CEVA, Inc. (B)	1,530	40,132
Cohu, Inc. (B)	3,762	96,984
Diodes, Inc. (B)	2,216	143,841
First Solar, Inc. (B)	4,689	620,214
FormFactor, Inc. (B)	2,770	69,389
Ichor Holdings, Ltd. (B)	2,659	64,374
Kulicke & Soffa Industries, Inc.	4,804	185,098
MACOM Technology Solutions Holdings, Inc. (B)	15,496	802,538
Magnachip Semiconductor Corp. (B)	2,526	25,866
Onto Innovation, Inc. (B)	1,755	112,408
Photronics, Inc. (B)	5,882	85,995
Power Integrations, Inc.	9,909	637,347
Rambus, Inc. (B)	2,174	55,263
Silicon Laboratories, Inc. (B)	5,144	634,975
Ultra Clean Holdings, Inc. (B)	3,668	94,451
Veeco Instruments, Inc. (B)	2,996	54,887
		4,248,347
Software – 2.3%
ACI Worldwide, Inc. (B)	8,244	172,300
Asure Software, Inc. (B)	1,391	7,957
Aware, Inc. (B)	2,160	3,845
Cerence, Inc. (B)	289	4,552
ChannelAdvisor Corp. (B)	1,546	35,032
Cognyte Software, Ltd. (B)	402	1,624
Consensus Cloud Solutions, Inc. (B)	218	10,311
Ebix, Inc.	2,981	56,550
InterDigital, Inc.	1,490	60,226
LiveRamp Holdings, Inc. (B)	848	15,400
N-able, Inc. (B)	430	3,969
ON24, Inc. (B)	2,666	23,461
OneSpan, Inc. (B)	1,048	9,023
Paycor HCM, Inc. (B)	27,569	814,940
Paylocity Holding Corp. (B)	3,871	935,156
Rapid7, Inc. (B)	7,088	304,075
SecureWorks Corp., Class A (B)	1,000	8,050

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Descartes Systems Group, Inc. (B)	9,843	$625,326
Upland Software, Inc. (B)	1,064	8,650
Verint Systems, Inc. (B)	1,067	35,830
Xperi Holdings Corp.	4,859	68,706
		3,204,983
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (B)	626	4,995
AstroNova, Inc. (B)	1,439	16,836
Stratasys, Ltd. (B)	4,814	69,370
Super Micro Computer, Inc. (B)	3,994	219,950
Xerox Holdings Corp.	10,478	137,052
		448,203
		16,190,648
Materials – 6.6%
Chemicals – 3.0%
AdvanSix, Inc.	2,137	68,598
American Vanguard Corp.	2,933	54,847
Ashland, Inc.	2,740	260,218
Avient Corp.	19,685	596,456
Balchem Corp.	4,895	595,134
Cabot Corp.	1,478	94,429
Chase Corp.	200	16,714
Core Molding Technologies, Inc. (B)	1,000	9,930
Ecovyst, Inc. (B)	9,373	79,108
Element Solutions, Inc.	7,601	123,668
FutureFuel Corp.	4,276	25,827
Hawkins, Inc.	1,460	56,925
HB Fuller Company	3,615	217,262
Huntsman Corp.	15,185	372,640
Innospec, Inc.	1,794	153,692
Intrepid Potash, Inc. (B)	1,117	44,200
Koppers Holdings, Inc.	1,694	35,201
Kronos Worldwide, Inc.	3,820	35,679
LSB Industries, Inc. (B)	1,567	22,330
Mativ Holdings, Inc.	2,233	49,305
Minerals Technologies, Inc.	2,317	114,483
Olin Corp.	3,134	134,386
Quaker Chemical Corp.	2,158	311,572
Rayonier Advanced Materials, Inc. (B)	4,555	14,348
Stepan Company	1,433	134,229
Tredegar Corp.	1,654	15,614
Trinseo PLC	2,288	41,916
Tronox Holdings PLC	10,595	129,789
Venator Materials PLC (B)	2,700	2,376
Westlake Corp.	3,760	326,669
		4,137,545
Construction materials – 0.1%
Summit Materials, Inc., Class A (B)	5,031	120,543
United States Lime & Minerals, Inc.	686	70,109
		190,652
Containers and packaging – 0.9%
Berry Global Group, Inc. (B)	5,783	269,083
Graphic Packaging Holding Company	7,736	152,709
Greif, Inc., Class A	1,410	83,994
Greif, Inc., Class B	698	42,438
Myers Industries, Inc.	617	10,162
O-I Glass, Inc. (B)	2,514	32,556
Pactiv Evergreen, Inc.	3,705	32,345
Ranpak Holdings Corp. (B)	1,842	6,300
Silgan Holdings, Inc.	1,345	56,544
Sonoco Products Company	3,115	176,714
TriMas Corp.	1,856	46,530
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Westrock Company	8,371	$258,580
		1,167,955
Metals and mining – 2.4%
Alcoa Corp.	11,256	378,877
Ampco-Pittsburgh Corp. (B)	1,644	6,050
Arconic Corp. (B)	8,353	142,335
Ascent Industries Company (B)	2,209	30,948
Carpenter Technology Corp.	4,238	131,971
Century Aluminum Company (B)	2,804	14,805
Cleveland-Cliffs, Inc. (B)	20,363	274,290
Coeur Mining, Inc. (B)	15,352	52,504
Commercial Metals Company	5,907	209,580
Ferroglobe PLC (A)(B)	5,300	0
Friedman Industries, Inc.	1,511	10,743
Gold Resource Corp.	6,900	11,385
Haynes International, Inc.	868	30,484
Hecla Mining Company	34,470	135,812
Materion Corp.	1,721	137,680
Nexa Resources SA	900	4,644
Olympic Steel, Inc.	1,438	32,801
Reliance Steel & Aluminum Company	3,854	672,176
Ryerson Holding Corp.	2,583	66,486
Schnitzer Steel Industries, Inc., Class A	3,077	87,571
Steel Dynamics, Inc.	5,400	383,130
SunCoke Energy, Inc.	6,433	37,376
TimkenSteel Corp. (B)	3,682	55,193
U.S. Steel Corp.	8,605	155,923
Universal Stainless & Alloy Products, Inc. (B)	1,562	11,121
Warrior Met Coal, Inc.	3,785	107,645
Worthington Industries, Inc.	2,898	110,530
		3,292,060
Paper and forest products – 0.2%
Clearwater Paper Corp. (B)	1,597	60,047
Glatfelter Corp.	4,610	14,337
Mercer International, Inc.	7,458	91,733
Resolute Forest Products, Inc. (B)	7,541	150,820
		316,937
		9,105,149
Real estate – 1.5%
Equity real estate investment trusts – 0.7%
Ryman Hospitality Properties, Inc.	6,594	485,252
STAG Industrial, Inc.	18,127	515,351
		1,000,603
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (B)	9,125	74,004
Cushman & Wakefield PLC (B)	9,661	110,618
Douglas Elliman, Inc.	2,482	10,176
Five Point Holdings LLC, Class A (B)	2,659	6,913
Forestar Group, Inc. (B)	2,613	29,239
FRP Holdings, Inc. (B)	931	50,609
Jones Lang LaSalle, Inc. (B)	1,889	285,371
Kennedy-Wilson Holdings, Inc.	3,543	54,775
Marcus & Millichap, Inc.	1,738	56,972
Newmark Group, Inc., Class A	4,673	37,664
Rafael Holdings, Inc., Class B (B)	500	900
RE/MAX Holdings, Inc., Class A	2,193	41,470
Stratus Properties, Inc.	1,025	23,883
Tejon Ranch Company (B)	2,396	34,502
The Howard Hughes Corp. (B)	3,339	184,947
		1,002,043
		2,002,646

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.6%
Electric utilities – 0.1%
Genie Energy, Ltd., B Shares	1,000	$9,350
NRG Energy, Inc.	2,766	105,855
		115,205
Gas utilities – 0.1%
New Jersey Resources Corp.	3,121	120,783
Independent power and renewable electricity producers – 0.4%
Ormat Technologies, Inc.	2,212	190,674
Vistra Corp.	20,677	434,217
		624,891
		860,879
TOTAL COMMON STOCKS (Cost $133,406,290)		$135,898,619
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	40,614
TOTAL PREFERRED SECURITIES (Cost $37,663)		$40,614
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 3.0556% (D)(E)	43,054	430,193
State Street Institutional Treasury Money Market Fund, Premier Class, 2.4174% (D)	1,556,210	1,556,210
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (D)	422,013	422,013
TOTAL SHORT-TERM INVESTMENTS (Cost $2,408,409)		$2,408,416
Total Investments (Small Cap Opportunities Trust) (Cost $135,852,362) – 100.4%		$138,347,649
Other assets and liabilities, net – (0.4%)		(529,448)
TOTAL NET ASSETS – 100.0%		$137,818,201
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $419,590.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 3.3%
Interactive media and services – 2.4%
Bumble, Inc., Class A (A)	37,129	$797,902
CarGurus, Inc. (A)	163,486	2,316,597
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Ziff Davis, Inc. (A)	39,625	$2,713,520
		5,828,019
Media – 0.9%
Criteo SA, ADR (A)	82,748	2,236,678
		8,064,697
Consumer discretionary – 8.9%
Diversified consumer services – 1.9%
H&R Block, Inc.	69,781	2,968,484
PowerSchool Holdings, Inc., Class A (A)	100,707	1,680,800
		4,649,284
Hotels, restaurants and leisure – 4.5%
Boyd Gaming Corp.	55,432	2,641,335
Texas Roadhouse, Inc.	48,914	4,268,236
Wingstop, Inc.	32,524	4,079,160
		10,988,731
Household durables – 1.2%
Skyline Champion Corp. (A)	57,851	3,058,582
Textiles, apparel and luxury goods – 1.3%
Crocs, Inc. (A)	28,629	1,965,667
Steven Madden, Ltd.	50,254	1,340,274
		3,305,941
		22,002,538
Consumer staples – 3.7%
Beverages – 1.2%
Celsius Holdings, Inc. (A)	31,507	2,857,055
Personal products – 2.5%
elf Beauty, Inc. (A)	164,262	6,179,533
		9,036,588
Energy – 7.7%
Energy equipment and services – 1.2%
Cactus, Inc., Class A	80,216	3,082,701
Oil, gas and consumable fuels – 6.5%
Brigham Minerals, Inc., Class A	105,721	2,608,137
Chord Energy Corp.	32,150	4,397,156
SM Energy Company	134,116	5,044,103
Viper Energy Partners LP	139,153	3,988,125
		16,037,521
		19,120,222
Financials – 3.8%
Banks – 2.7%
Ameris Bancorp	79,322	3,546,487
Synovus Financial Corp.	87,697	3,289,514
		6,836,001
Mortgage real estate investment trusts – 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,686	2,654,372
		9,490,373
Health care – 26.0%
Biotechnology – 10.0%
Alkermes PLC (A)	34,071	760,805
Amicus Therapeutics, Inc. (A)	107,934	1,126,831
Apellis Pharmaceuticals, Inc. (A)	30,198	2,062,523
Ascendis Pharma A/S, ADR (A)	10,645	1,099,203
Blueprint Medicines Corp. (A)	29,190	1,923,329
Celldex Therapeutics, Inc. (A)	28,983	814,712
Crinetics Pharmaceuticals, Inc. (A)	56,361	1,106,930
Cytokinetics, Inc. (A)	54,216	2,626,765
Fate Therapeutics, Inc. (A)	30,322	679,516
Halozyme Therapeutics, Inc. (A)	30,622	1,210,794

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intellia Therapeutics, Inc. (A)	24,101	$1,348,692
Karuna Therapeutics, Inc. (A)	10,452	2,350,968
Kymera Therapeutics, Inc. (A)	25,911	564,082
Mirati Therapeutics, Inc. (A)	9,859	688,553
Myovant Sciences, Ltd. (A)	87,769	1,576,331
PTC Therapeutics, Inc. (A)	38,657	1,940,581
REVOLUTION Medicines, Inc. (A)	62,182	1,226,229
Rocket Pharmaceuticals, Inc. (A)	43,184	689,217
Syndax Pharmaceuticals, Inc. (A)	33,699	809,787
		24,605,848
Health care equipment and supplies – 7.3%
Enovis Corp. (A)	47,748	2,199,750
Globus Medical, Inc., Class A (A)	39,129	2,330,915
Haemonetics Corp. (A)	47,618	3,525,161
Inari Medical, Inc. (A)	45,580	3,310,931
Inspire Medical Systems, Inc. (A)	25,406	4,506,262
Integra LifeSciences Holdings Corp. (A)	53,213	2,254,103
		18,127,122
Health care providers and services – 6.8%
Acadia Healthcare Company, Inc. (A)	44,371	3,468,925
Covetrus, Inc. (A)	57,100	1,192,248
Cross Country Healthcare, Inc. (A)	97,770	2,773,735
HealthEquity, Inc. (A)	28,779	1,933,085
Owens & Minor, Inc.	121,016	2,916,486
R1 RCM, Inc. (A)	243,176	4,506,051
		16,790,530
Pharmaceuticals – 1.9%
Aclaris Therapeutics, Inc. (A)	97,669	1,537,310
Intra-Cellular Therapies, Inc. (A)	35,891	1,670,008
Pacira BioSciences, Inc. (A)	25,501	1,356,398
		4,563,716
		64,087,216
Industrials – 18.8%
Aerospace and defense – 1.4%
Curtiss-Wright Corp.	25,217	3,509,198
Building products – 1.9%
The AZEK Company, Inc. (A)	120,315	1,999,635
Zurn Elkay Water Solutions Corp.	112,118	2,746,891
		4,746,526
Commercial services and supplies – 1.6%
Aris Water Solution, Inc., Class A	90,180	1,150,697
Casella Waste Systems, Inc., Class A (A)	34,899	2,665,935
		3,816,632
Construction and engineering – 4.6%
Ameresco, Inc., Class A (A)	15,857	1,054,173
Comfort Systems USA, Inc.	30,025	2,922,333
Fluor Corp. (A)	179,050	4,456,555
WillScot Mobile Mini Holdings Corp. (A)	74,280	2,995,712
		11,428,773
Electrical equipment – 1.5%
Acuity Brands, Inc.	23,790	3,746,211
Machinery – 2.1%
Chart Industries, Inc. (A)	15,391	2,837,331
The Middleby Corp. (A)	17,115	2,193,630
		5,030,961
Professional services – 1.5%
TriNet Group, Inc. (A)	52,985	3,773,592
Trading companies and distributors – 4.2%
Applied Industrial Technologies, Inc.	66,243	6,808,456
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
WESCO International, Inc. (A)	29,820	$3,559,912
		10,368,368
		46,420,261
Information technology – 17.0%
Communications equipment – 2.5%
Calix, Inc. (A)	101,114	6,182,110
Electronic equipment, instruments and components – 1.5%
Coherent Corp. (A)	38,442	1,339,704
Novanta, Inc. (A)	18,953	2,191,914
		3,531,618
IT services – 4.5%
ExlService Holdings, Inc. (A)	23,518	3,465,612
Perficient, Inc. (A)	33,875	2,202,553
Verra Mobility Corp. (A)	356,606	5,481,034
		11,149,199
Semiconductors and semiconductor equipment – 1.8%
MKS Instruments, Inc.	19,063	1,575,366
Synaptics, Inc. (A)	29,161	2,887,231
		4,462,597
Software – 6.7%
Five9, Inc. (A)	38,854	2,913,273
Jamf Holding Corp. (A)	162,192	3,594,175
Manhattan Associates, Inc. (A)	21,353	2,840,590
Rapid7, Inc. (A)	60,825	2,609,393
RingCentral, Inc., Class A (A)	85,034	3,397,959
Varonis Systems, Inc. (A)	45,339	1,202,390
		16,557,780
		41,883,304
Materials – 3.9%
Chemicals – 3.9%
Cabot Corp.	79,685	5,091,075
Livent Corp. (A)	148,847	4,562,161
		9,653,236
Real estate – 4.4%
Equity real estate investment trusts – 4.4%
Essential Properties Realty Trust, Inc.	138,586	2,695,498
Independence Realty Trust, Inc.	124,838	2,088,540
Phillips Edison & Company, Inc.	100,654	2,823,345
Ryman Hospitality Properties, Inc.	44,794	3,296,390
		10,903,773
TOTAL COMMON STOCKS (Cost $272,779,302)		$240,662,208
SHORT-TERM INVESTMENTS – 2.2%
Repurchase agreement – 2.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-22 at 2.980% to be repurchased at $5,301,316 on 10-3-22, collateralized by $6,115,100 U.S. Treasury Notes, 1.125% due 2-28-27 (valued at $5,406,074)	$5,300,000	5,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,300,000)		$5,300,000
Total Investments (Small Cap Stock Trust) (Cost $278,079,302) – 99.7%		$245,962,208
Other assets and liabilities, net – 0.3%		859,273
TOTAL NET ASSETS – 100.0%		$246,821,481
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 3.0%
Interactive media and services – 2.2%
Shutterstock, Inc.	91,142	$4,572,594
Ziff Davis, Inc. (A)	62,590	4,286,163
		8,858,757
Media – 0.8%
WideOpenWest, Inc. (A)	248,727	3,051,880
		11,910,637
Consumer discretionary – 8.5%
Auto components – 2.4%
Gentherm, Inc. (A)	44,270	2,201,547
Visteon Corp. (A)	68,134	7,226,292
		9,427,839
Hotels, restaurants and leisure – 0.8%
Aramark	21,476	670,051
Wyndham Hotels & Resorts, Inc.	44,471	2,728,296
		3,398,347
Household durables – 2.1%
Century Communities, Inc.	93,198	3,987,010
Tri Pointe Homes, Inc. (A)	280,054	4,231,616
		8,218,626
Specialty retail – 1.6%
Five Below, Inc. (A)	3,109	428,016
Monro, Inc.	132,287	5,749,193
		6,177,209
Textiles, apparel and luxury goods – 1.6%
Deckers Outdoor Corp. (A)	1,773	554,258
Kontoor Brands, Inc.	169,172	5,685,871
		6,240,129
		33,462,150
Consumer staples – 3.7%
Beverages – 0.8%
C&C Group PLC (A)	1,892,925	3,147,925
Food and staples retailing – 1.1%
United Natural Foods, Inc. (A)	123,313	4,238,268
Food products – 1.1%
Cranswick PLC	128,112	3,805,806
Post Holdings, Inc. (A)	4,132	338,452
		4,144,258
Household products – 0.7%
Spectrum Brands Holdings, Inc.	73,763	2,878,970
		14,409,421
Energy – 2.7%
Oil, gas and consumable fuels – 2.7%
Brigham Minerals, Inc., Class A	168,551	4,158,153
Chord Energy Corp.	33,564	4,590,548
Dorian LPG, Ltd.	142,695	1,936,371
		10,685,072
Financials – 24.9%
Banks – 17.4%
1st Source Corp.	101,615	4,704,775
Atlantic Union Bankshares Corp.	129,039	3,920,205
Banc of California, Inc.	452,195	7,221,554
Berkshire Hills Bancorp, Inc.	92,847	2,534,723
Cadence Bank	215,477	5,475,271
Eastern Bankshares, Inc.	276,864	5,437,609
First Busey Corp.	225,237	4,950,709
First Citizens BancShares, Inc., Class A	898	716,092
First Interstate BancSystem, Inc., Class A	140,292	5,660,782
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	283,038	$5,482,446
Hancock Whitney Corp.	126,890	5,812,831
International Bancshares Corp.	131,644	5,594,870
National Bank Holdings Corp., Class A	118,580	4,386,274
Synovus Financial Corp.	165,662	6,213,982
Webster Financial Corp.	9,220	416,744
		68,528,867
Insurance – 6.0%
Assured Guaranty, Ltd.	95,723	4,637,779
Kemper Corp.	143,896	5,937,149
ProAssurance Corp.	224,863	4,387,077
Reinsurance Group of America, Inc.	5,093	640,750
SiriusPoint, Ltd. (A)	520,030	2,574,149
White Mountains Insurance Group, Ltd.	4,050	5,277,231
		23,454,135
Thrifts and mortgage finance – 1.5%
NMI Holdings, Inc., Class A (A)	282,832	5,761,288
		97,744,290
Health care – 5.1%
Health care equipment and supplies – 3.1%
Haemonetics Corp. (A)	98,134	7,264,860
ICU Medical, Inc. (A)	32,560	4,903,536
		12,168,396
Health care providers and services – 1.2%
Owens & Minor, Inc.	184,667	4,450,475
Life sciences tools and services – 0.8%
Syneos Health, Inc. (A)	69,045	3,255,472
		19,874,343
Industrials – 20.1%
Aerospace and defense – 1.0%
Hexcel Corp.	80,054	4,140,393
Building products – 2.4%
American Woodmark Corp. (A)	86,988	3,815,294
The AZEK Company, Inc. (A)	108,798	1,808,223
Tyman PLC	1,774,605	3,865,401
		9,488,918
Commercial services and supplies – 4.9%
ACCO Brands Corp.	682,851	3,345,970
BrightView Holdings, Inc. (A)	352,656	2,800,089
Clean Harbors, Inc. (A)	4,599	505,798
SP Plus Corp. (A)	212,761	6,663,675
UniFirst Corp.	35,235	5,927,584
		19,243,116
Construction and engineering – 0.2%
Primoris Services Corp.	57,901	940,891
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	266,101	4,100,616
Machinery – 2.1%
John Bean Technologies Corp.	43,274	3,721,564
Luxfer Holdings PLC	301,563	4,372,664
		8,094,228
Professional services – 6.0%
Huron Consulting Group, Inc. (A)	113,941	7,548,591
ICF International, Inc.	54,389	5,929,489
Science Applications International Corp.	69,455	6,141,906
Sterling Check Corp. (A)	224,157	3,954,129
		23,574,115
Trading companies and distributors – 2.5%
Air Lease Corp.	162,548	5,040,613

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GATX Corp.	54,087	$4,605,508
		9,646,121
		79,228,398
Information technology – 10.8%
Electronic equipment, instruments and components – 5.7%
Belden, Inc.	123,365	7,404,367
CTS Corp.	165,524	6,894,075
ePlus, Inc. (A)	105,054	4,363,943
National Instruments Corp.	103,141	3,892,541
		22,554,926
IT services – 1.8%
Concentrix Corp.	4,208	469,739
Perficient, Inc. (A)	8,900	578,678
WNS Holdings, Ltd., ADR (A)	74,481	6,095,525
		7,143,942
Software – 3.3%
ACI Worldwide, Inc. (A)	236,578	4,944,480
Digital Turbine, Inc. (A)	99,993	1,440,899
Progress Software Corp.	150,850	6,418,668
		12,804,047
		42,502,915
Materials – 8.3%
Chemicals – 6.1%
Axalta Coating Systems, Ltd. (A)	186,076	3,918,761
Element Solutions, Inc.	428,534	6,972,248
HB Fuller Company	68,260	4,102,426
Mativ Holdings, Inc.	274,247	6,055,374
Orion Engineered Carbons SA	202,615	2,704,910
		23,753,719
Containers and packaging – 2.2%
Sealed Air Corp.	14,445	642,947
TriMas Corp.	325,401	8,157,803
		8,800,750
		32,554,469
Real estate – 8.9%
Equity real estate investment trusts – 8.9%
Alexander & Baldwin, Inc.	216,401	3,587,929
Brandywine Realty Trust	182,472	1,231,686
Centerspace	65,140	4,385,225
Global Medical REIT, Inc.	222,986	1,899,841
LXP Industrial Trust	318,158	2,914,327
Pebblebrook Hotel Trust	280,279	4,066,848
Phillips Edison & Company, Inc.	158,449	4,444,494
Piedmont Office Realty Trust, Inc., Class A	441,044	4,657,425
PotlatchDeltic Corp.	81,835	3,358,508
RPT Realty	569,681	4,306,788
		34,853,071
Utilities – 1.6%
Gas utilities – 1.6%
New Jersey Resources Corp.	86,319	3,340,545
Spire, Inc.	40,267	2,509,842
UGI Corp.	14,075	455,045
		6,305,432
TOTAL COMMON STOCKS (Cost $408,816,847)		$383,530,198
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
Repurchase agreement – 2.2%
Bank of America Tri-Party Repurchase Agreement dated 9-30-22 at 3.050% to be repurchased at $8,602,186 on 10-3-22, collateralized by $9,211,743 Government National Mortgage Association, 4.000% - 5.000% due 12-20-48 to 10-20-51 (valued at $8,772,000)	$8,600,000	$8,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,600,000)		$8,600,000
Total Investments (Small Cap Value Trust) (Cost $417,416,847) – 99.8%		$392,130,198
Other assets and liabilities, net – 0.2%		966,870
TOTAL NET ASSETS – 100.0%		$393,097,068
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 1.6%
Media – 1.6%
Advantage Solutions, Inc. (A)	80,296	$171,030
Boston Omaha Corp., Class A (A)	25,741	593,073
Cable One, Inc.	1,048	893,996
Scholastic Corp.	12,753	392,282
		2,050,381
Consumer discretionary – 8.2%
Auto components – 1.6%
Dorman Products, Inc. (A)	8,286	680,446
LCI Industries	6,171	626,110
Visteon Corp. (A)	5,911	626,921
		1,933,477
Distributors – 0.2%
Pool Corp.	856	272,388
Diversified consumer services – 0.9%
Strategic Education, Inc.	18,599	1,142,165
Hotels, restaurants and leisure – 1.5%
BJ's Restaurants, Inc. (A)	18,055	430,612
Marriott Vacations Worldwide Corp.	6,051	737,375
Papa John's International, Inc.	10,800	756,108
		1,924,095
Household durables – 1.3%
Cavco Industries, Inc. (A)	4,822	992,175
Meritage Homes Corp. (A)	8,210	576,917
		1,569,092
Internet and direct marketing retail – 0.4%
Farfetch, Ltd., Class A (A)	47,621	354,776
Rent the Runway, Inc., Class A (A)	13,477	29,649
Xometry, Inc., Class A (A)	1,406	79,847
		464,272
Multiline retail – 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	4,700	242,520
Specialty retail – 1.5%
Floor & Decor Holdings, Inc., Class A (A)	1,100	77,286
Hibbett, Inc.	6,444	320,976

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
LL Flooring Holdings, Inc. (A)	34,701	$240,478
Monro, Inc.	12,580	546,727
Petco Health & Wellness Company, Inc. (A)	25,990	290,048
Warby Parker, Inc., Class A (A)	30,407	405,629
		1,881,144
Textiles, apparel and luxury goods – 0.6%
Steven Madden, Ltd.	28,498	760,042
		10,189,195
Consumer staples – 2.6%
Beverages – 0.7%
Coca-Cola Consolidated, Inc.	2,076	854,751
Food and staples retailing – 0.1%
Grocery Outlet Holding Corp. (A)	2,858	95,143
Food products – 1.7%
Nomad Foods, Ltd. (A)	64,561	916,766
Post Holdings, Inc. (A)	7,828	641,191
The Simply Good Foods Company (A)	17,345	554,867
		2,112,824
Personal products – 0.1%
BellRing Brands, Inc. (A)	9,954	205,152
		3,267,870
Energy – 5.8%
Energy equipment and services – 2.4%
Cactus, Inc., Class A	28,564	1,097,715
ChampionX Corp.	55,887	1,093,709
Liberty Energy, Inc. (A)	58,305	739,307
		2,930,731
Oil, gas and consumable fuels – 3.4%
International Seaways, Inc.	15,109	530,779
Magnolia Oil & Gas Corp., Class A	74,977	1,485,294
Matador Resources Company	41,292	2,020,005
REX American Resources Corp. (A)	7,945	221,824
		4,257,902
		7,188,633
Financials – 26.6%
Banks – 16.0%
BankUnited, Inc.	39,255	1,341,343
Columbia Banking System, Inc.	30,910	892,990
CrossFirst Bankshares, Inc. (A)	37,768	492,872
Eastern Bankshares, Inc.	31,634	621,292
FB Financial Corp.	28,529	1,090,093
Glacier Bancorp, Inc.	20,109	987,955
HarborOne Bancorp, Inc.	55,901	750,191
Home BancShares, Inc.	70,643	1,590,174
Independent Bank Corp. (Massachusetts)	15,152	1,129,279
Live Oak Bancshares, Inc.	32,949	1,008,239
National Bank Holdings Corp., Class A	27,692	1,024,327
Origin Bancorp, Inc.	21,488	826,643
PCSB Financial Corp.	9,783	175,409
Pinnacle Financial Partners, Inc.	23,100	1,873,410
Popular, Inc.	15,352	1,106,265
Southern First Bancshares, Inc. (A)	15,538	647,313
Texas Capital Bancshares, Inc. (A)	11,377	671,584
Towne Bank	39,044	1,047,551
Veritex Holdings, Inc.	9,356	248,776
Webster Financial Corp.	14,629	661,231
Western Alliance Bancorp	26,442	1,738,297
		19,925,234
Capital markets – 2.2%
Hercules Capital, Inc.	28,316	327,899
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Houlihan Lokey, Inc.	14,248	$1,074,014
StepStone Group, Inc., Class A	21,931	537,529
Virtus Investment Partners, Inc.	4,849	773,512
		2,712,954
Consumer finance – 0.8%
Green Dot Corp., Class A (A)	17,549	333,080
NerdWallet, Inc., Class A (A)	17,010	150,879
PRA Group, Inc. (A)	8,624	283,385
PROG Holdings, Inc. (A)	14,094	211,128
		978,472
Insurance – 3.1%
BRP Group, Inc., Class A (A)	46,466	1,224,379
James River Group Holdings, Ltd.	30,500	695,705
Palomar Holdings, Inc. (A)	9,468	792,661
ProAssurance Corp.	27,438	535,315
Ryan Specialty Holdings, Inc. (A)	15,988	649,433
		3,897,493
Mortgage real estate investment trusts – 1.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,997	897,810
PennyMac Mortgage Investment Trust	46,825	551,599
		1,449,409
Thrifts and mortgage finance – 3.3%
PennyMac Financial Services, Inc.	19,846	851,393
Radian Group, Inc.	49,345	951,865
Walker & Dunlop, Inc.	8,179	684,828
WSFS Financial Corp.	34,682	1,611,326
		4,099,412
		33,062,974
Health care – 12.0%
Biotechnology – 5.3%
Apellis Pharmaceuticals, Inc. (A)	13,121	896,164
Ascendis Pharma A/S, ADR (A)	4,500	464,670
Blueprint Medicines Corp. (A)	9,119	600,851
CRISPR Therapeutics AG (A)	5,900	385,565
Insmed, Inc. (A)	32,102	691,477
Ionis Pharmaceuticals, Inc. (A)	14,300	632,489
Karuna Therapeutics, Inc. (A)	3,398	764,312
Kymera Therapeutics, Inc. (A)	13,925	303,147
MacroGenics, Inc. (A)	30,300	104,838
Nkarta, Inc. (A)	28,915	380,521
Syndax Pharmaceuticals, Inc. (A)	13,100	314,793
Verve Therapeutics, Inc. (A)	7,300	250,755
Xencor, Inc. (A)	20,633	536,045
Zentalis Pharmaceuticals, Inc. (A)	12,378	268,107
		6,593,734
Health care equipment and supplies – 1.9%
Atrion Corp.	1,732	978,580
Embecta Corp.	18,732	539,294
Figs, Inc., Class A (A)	44,633	368,222
QuidelOrtho Corp. (A)	6,103	436,242
		2,322,338
Health care providers and services – 3.8%
Agiliti, Inc. (A)	33,481	479,113
Molina Healthcare, Inc. (A)	1,061	349,960
Option Care Health, Inc. (A)	50,653	1,594,050
Select Medical Holdings Corp.	59,178	1,307,834
The Ensign Group, Inc.	9,855	783,473

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Pennant Group, Inc. (A)	20,343	$211,771
		4,726,201
Health care technology – 0.6%
MultiPlan Corp. (A)	57,100	163,306
Phreesia, Inc. (A)	24,633	627,649
		790,955
Life sciences tools and services – 0.1%
Pacific Biosciences of California, Inc. (A)	28,520	165,559
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	7,796	346,844
		14,945,631
Industrials – 14.4%
Aerospace and defense – 1.0%
Parsons Corp. (A)	14,449	566,401
Triumph Group, Inc. (A)	81,826	702,885
		1,269,286
Airlines – 0.3%
Allegiant Travel Company (A)	4,572	333,665
Building products – 2.0%
JELD-WEN Holding, Inc. (A)	22,149	193,804
UFP Industries, Inc.	25,720	1,855,955
Zurn Elkay Water Solutions Corp.	16,800	411,600
		2,461,359
Commercial services and supplies – 1.8%
ABM Industries, Inc.	6,945	265,507
Aris Water Solution, Inc., Class A	30,996	395,509
Brady Corp., Class A	17,907	747,259
MSA Safety, Inc.	4,300	469,904
Stericycle, Inc. (A)	7,485	315,193
		2,193,372
Construction and engineering – 0.5%
Valmont Industries, Inc.	2,400	644,688
Electrical equipment – 1.4%
Regal Rexnord Corp.	7,210	1,011,996
Shoals Technologies Group, Inc., Class A (A)	36,525	787,114
		1,799,110
Machinery – 3.7%
Alamo Group, Inc.	3,780	462,181
Blue Bird Corp. (A)	18,610	155,394
CIRCOR International, Inc. (A)	24,576	405,258
Enerpac Tool Group Corp.	15,352	273,726
Esab Corp.	6,525	217,674
ESCO Technologies, Inc.	11,500	844,560
Helios Technologies, Inc.	17,043	862,376
RBC Bearings, Inc. (A)	2,900	602,649
SPX Technologies, Inc. (A)	15,035	830,233
		4,654,051
Professional services – 0.4%
FTI Consulting, Inc. (A)	2,635	436,646
Road and rail – 0.8%
Landstar System, Inc.	7,130	1,029,358
Trading companies and distributors – 2.5%
Beacon Roofing Supply, Inc. (A)	23,469	1,284,224
Herc Holdings, Inc.	2,300	238,924
McGrath RentCorp	9,443	791,890
Univar Solutions, Inc. (A)	33,711	766,588
		3,081,626
		17,903,161
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 7.2%
Communications equipment – 1.1%
Harmonic, Inc. (A)	100,838	$1,317,953
Electronic equipment, instruments and components – 2.6%
Belden, Inc.	26,981	1,619,400
Knowles Corp. (A)	16,700	203,239
Littelfuse, Inc.	6,281	1,247,972
PAR Technology Corp. (A)	7,645	225,757
		3,296,368
IT services – 0.7%
Conduent, Inc. (A)	59,700	199,398
Payoneer Global, Inc. (A)	105,196	636,436
		835,834
Semiconductors and semiconductor equipment – 1.2%
Entegris, Inc.	4,891	406,051
Lattice Semiconductor Corp. (A)	4,800	236,208
MaxLinear, Inc. (A)	13,317	434,401
Onto Innovation, Inc. (A)	6,183	396,021
		1,472,681
Software – 1.6%
DoubleVerify Holdings, Inc. (A)	15,900	434,865
nCino, Inc. (A)	14,629	498,995
Paycor HCM, Inc. (A)	26,734	790,257
Workiva, Inc. (A)	4,310	335,318
		2,059,435
		8,982,271
Materials – 4.3%
Chemicals – 1.6%
Element Solutions, Inc.	47,967	780,423
Orion Engineered Carbons SA	36,485	487,075
Quaker Chemical Corp.	5,209	752,075
		2,019,573
Containers and packaging – 0.5%
Myers Industries, Inc.	36,231	596,725
Metals and mining – 1.7%
Carpenter Technology Corp.	20,643	642,823
Constellium SE (A)	59,996	608,359
Reliance Steel & Aluminum Company	4,835	843,272
		2,094,454
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	18,717	703,759
		5,414,511
Real estate – 8.0%
Equity real estate investment trusts – 6.3%
Apple Hospitality REIT, Inc.	80,092	1,126,094
EastGroup Properties, Inc.	7,490	1,081,107
Essential Properties Realty Trust, Inc.	30,886	600,733
JBG SMITH Properties	39,749	738,536
NexPoint Residential Trust, Inc.	3,300	152,493
PotlatchDeltic Corp.	21,631	887,736
Safehold, Inc.	15,090	399,281
Saul Centers, Inc.	23,393	877,238
Terreno Realty Corp.	23,714	1,256,605
Washington Real Estate Investment Trust	39,437	692,514
		7,812,337
Real estate management and development – 1.7%
eXp World Holdings, Inc.	9,400	105,374
FirstService Corp.	3,739	444,978
Opendoor Technologies, Inc. (A)	61,500	191,266
The St. Joe Company	29,109	932,361

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tricon Residential, Inc.	49,088	$424,611
		2,098,590
		9,910,927
Utilities – 5.0%
Electric utilities – 2.8%
IDACORP, Inc.	19,614	1,941,982
MGE Energy, Inc.	22,531	1,478,710
		3,420,692
Gas utilities – 1.2%
Chesapeake Utilities Corp.	13,142	1,516,455
Multi-utilities – 0.3%
NorthWestern Corp.	6,980	343,974
Water utilities – 0.7%
California Water Service Group	17,258	909,324
		6,190,445
TOTAL COMMON STOCKS (Cost $109,646,658)		$119,105,999
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	470
TOTAL WARRANTS (Cost $6,099)		$470
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (B)	711,253	711,253
T. Rowe Price Government Reserve Fund, 3.0517% (B)	4,611,267	4,611,267
TOTAL SHORT-TERM INVESTMENTS (Cost $5,322,520)		$5,322,520
Total Investments (Small Company Value Trust) (Cost $114,975,277) – 100.0%		$124,428,989
Other assets and liabilities, net – 0.0%		32,940
TOTAL NET ASSETS – 100.0%		$124,461,929
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.2%
Communication services – 6.0%
Diversified telecommunication services – 1.2%
Anterix, Inc. (A)	2,045	$73,047
AT&T, Inc.	807,984	12,394,475
ATN International, Inc.	1,773	68,385
Bandwidth, Inc., Class A (A)	4,004	47,648
Bezeq The Israeli Telecommunication Corp., Ltd.	338,396	553,173
BT Group PLC	1,133,705	1,524,040
Cellnex Telecom SA (A)(B)	88,665	2,735,011
Charge Enterprises, Inc. (A)	18,385	32,358
Cogent Communications Holdings, Inc.	6,879	358,809
Consolidated Communications Holdings, Inc. (A)	12,305	51,189
Deutsche Telekom AG	528,797	9,001,004
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
EchoStar Corp., Class A (A)	5,947	$97,947
Elisa OYJ	23,205	1,051,396
Frontier Communications Parent, Inc. (A)	53,524	1,254,067
Globalstar, Inc. (A)(C)	112,726	179,234
HKT Trust & HKT, Ltd.	618,421	724,302
IDT Corp., Class B (A)	2,481	61,603
Infrastrutture Wireless Italiane SpA (B)	54,829	478,357
Iridium Communications, Inc. (A)	51,343	2,278,089
Koninklijke KPN NV	538,935	1,458,554
Liberty Latin America, Ltd., Class A (A)	13,149	81,392
Liberty Latin America, Ltd., Class C (A)	19,057	117,201
Lumen Technologies, Inc.	107,461	782,316
Nippon Telegraph & Telephone Corp.	195,016	5,260,033
Ooma, Inc. (A)	4,156	51,119
Orange SA	325,489	2,943,896
Proximus SADP	24,831	257,449
Radius Global Infrastructure, Inc., Class A (A)	12,223	115,141
Singapore Telecommunications, Ltd.	1,089,004	2,009,472
Singapore Telecommunications, Ltd.	258,829	477,079
Spark New Zealand, Ltd.	305,347	854,285
Swisscom AG	4,226	1,978,785
Telecom Italia SpA (A)	1,626,522	300,853
Telefonica Deutschland Holding AG	169,852	343,410
Telefonica SA	854,822	2,825,970
Telenor ASA	114,159	1,044,797
Telia Company AB	433,691	1,249,065
Telstra Corp., Ltd.	662,550	1,635,987
United Internet AG	15,834	295,999
Verizon Communications, Inc.	476,543	18,094,338
		75,141,275
Entertainment – 1.1%
Activision Blizzard, Inc.	80,717	6,000,502
Bollore SE	144,262	661,882
Capcom Company, Ltd.	28,700	722,592
Cinemark Holdings, Inc. (A)	17,700	214,347
Electronic Arts, Inc.	29,945	3,464,936
Embracer Group AB (A)(C)	109,312	647,912
IMAX Corp. (A)	8,069	113,934
Koei Tecmo Holdings Company, Ltd.	19,200	316,048
Konami Group Corp.	15,209	704,209
Liberty Media Corp.-Liberty Braves, Class A (A)	2,982	83,943
Liberty Media Corp.-Liberty Braves, Class C (A)	4,971	136,703
Lions Gate Entertainment Corp., Class A (A)	9,808	72,873
Lions Gate Entertainment Corp., Class B (A)	18,940	131,633
Live Nation Entertainment, Inc. (A)	15,753	1,197,858
Madison Square Garden Entertainment Corp. (A)	4,179	184,252
Netflix, Inc. (A)	50,523	11,895,135
Nexon Company, Ltd.	80,806	1,427,659
Nintendo Company, Ltd.	180,390	7,275,900
Playstudios, Inc. (A)	13,734	47,932
Sea, Ltd., ADR (A)	59,000	3,306,950
Skillz, Inc. (A)	51,208	52,232
Square Enix Holdings Company, Ltd.	14,000	603,417
Take-Two Interactive Software, Inc. (A)	17,821	1,942,489
The Marcus Corp.	4,124	57,282
The Walt Disney Company (A)	206,697	19,497,728
Toho Company, Ltd.	18,208	662,093
Ubisoft Entertainment SA (A)	15,316	420,922
Universal Music Group NV	118,340	2,216,513

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	249,352	$2,867,548
World Wrestling Entertainment, Inc., Class A	10,449	733,206
		67,660,630
Interactive media and services – 2.6%
Adevinta ASA (A)	47,570	283,408
Alphabet, Inc., Class A (A)	679,800	65,022,870
Alphabet, Inc., Class C (A)	607,888	58,448,431
Auto Trader Group PLC (B)	153,866	872,585
Bumble, Inc., Class A (A)	14,074	302,450
CarGurus, Inc. (A)	16,620	235,505
Cars.com, Inc. (A)	11,388	130,962
DHI Group, Inc. (A)	7,421	39,925
Eventbrite, Inc., Class A (A)	12,771	77,648
EverQuote, Inc., Class A (A)	3,525	24,041
FuboTV, Inc. (A)	29,590	105,045
Kakaku.com, Inc.	21,800	369,427
Match Group, Inc. (A)	31,607	1,509,234
MediaAlpha, Inc., Class A (A)	3,986	34,878
Meta Platforms, Inc., Class A (A)	258,551	35,080,200
Outbrain, Inc. (A)(C)	7,707	28,131
QuinStreet, Inc. (A)	8,620	90,510
REA Group, Ltd.	8,622	627,564
Scout24 SE (B)	13,085	655,695
SEEK, Ltd.	54,855	666,694
Shutterstock, Inc.	3,964	198,874
TripAdvisor, Inc. (A)	25,171	555,776
TrueCar, Inc. (A)	17,258	26,060
Twitter, Inc. (A)	76,258	3,343,151
Vimeo, Inc. (A)	23,883	95,532
Vinco Ventures, Inc. (A)(C)	32,009	29,807
Yelp, Inc. (A)	11,149	378,063
Z Holdings Corp.	433,754	1,149,736
Ziff Davis, Inc. (A)	18,777	1,285,849
ZipRecruiter, Inc., Class A (A)	13,079	215,804
		171,883,855
Media – 0.6%
Advantage Solutions, Inc. (A)	14,304	30,468
AMC Networks, Inc., Class A (A)	5,037	102,251
Boston Omaha Corp., Class A (A)	3,462	79,764
Cable One, Inc.	1,179	1,005,746
Cardlytics, Inc. (A)	5,657	53,176
Charter Communications, Inc., Class A (A)	12,541	3,804,312
Clear Channel Outdoor Holdings, Inc. (A)	61,247	83,908
Comcast Corp., Class A	499,435	14,648,429
CyberAgent, Inc.	70,100	590,249
Daily Journal Corp. (A)	223	57,175
Dentsu Group, Inc.	35,265	1,002,496
DISH Network Corp., Class A (A)	29,119	402,716
Entravision Communications Corp., Class A	10,746	42,662
Fox Corp., Class A	33,530	1,028,700
Fox Corp., Class B	17,000	484,500
Gannett Company, Inc. (A)	25,312	38,727
Gray Television, Inc.	13,960	199,907
Hakuhodo DY Holdings, Inc.	38,173	268,764
iHeartMedia, Inc., Class A (A)	20,039	146,886
Informa PLC	239,080	1,366,557
Integral Ad Science Holding Corp. (A)	6,392	46,278
John Wiley & Sons, Inc., Class A	17,333	651,027
Magnite, Inc. (A)	21,506	141,294
News Corp., Class A	41,125	621,399
News Corp., Class B	14,117	217,684
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	22,716	$1,433,152
Paramount Global, Class B	57,349	1,091,925
Pearson PLC	109,324	1,044,000
Publicis Groupe SA	37,217	1,763,441
PubMatic, Inc., Class A (A)	6,833	113,633
Scholastic Corp.	4,578	140,819
Sinclair Broadcast Group, Inc., Class A	6,973	126,142
Stagwell, Inc. (A)	13,047	90,677
TechTarget, Inc. (A)	4,439	262,789
TEGNA, Inc.	89,972	1,860,621
The E.W. Scripps Company, Class A (A)	9,894	111,505
The Interpublic Group of Companies, Inc.	43,178	1,105,357
The New York Times Company, Class A	39,981	1,149,454
Thryv Holdings, Inc. (A)	4,181	95,452
Vivendi SE	117,560	911,863
WideOpenWest, Inc. (A)	8,741	107,252
WPP PLC	178,170	1,470,827
		39,993,984
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	8,138	98,633
KDDI Corp.	263,143	7,693,320
Shenandoah Telecommunications Company	7,979	135,803
SoftBank Corp.	468,600	4,679,405
SoftBank Group Corp.	196,774	6,668,884
Tele2 AB, B Shares	92,606	799,150
Telephone & Data Systems, Inc.	16,318	226,820
T-Mobile US, Inc. (A)	68,188	9,148,784
United States Cellular Corp. (A)	2,451	63,800
Vodafone Group PLC	4,358,693	4,878,247
		34,392,846
		389,072,590
Consumer discretionary – 11.0%
Auto components – 0.4%
Adient PLC (A)	38,331	1,063,685
Aisin Corp.	24,058	619,246
American Axle & Manufacturing Holdings, Inc. (A)	18,463	126,102
Aptiv PLC (A)	30,412	2,378,523
BorgWarner, Inc.	25,934	814,328
Bridgestone Corp.	93,106	3,011,133
Cie Generale des Etablissements Michelin SCA	110,682	2,479,907
Continental AG	17,947	796,368
Dana, Inc.	51,813	592,223
Denso Corp.	70,695	3,232,399
Dorman Products, Inc. (A)	4,237	347,942
Fox Factory Holding Corp. (A)	17,100	1,352,268
Gentex Corp.	56,813	1,354,422
Gentherm, Inc. (A)	5,359	266,503
Holley, Inc. (A)	8,551	34,632
Koito Manufacturing Company, Ltd.	34,132	466,655
LCI Industries	4,009	406,753
Lear Corp.	14,346	1,717,073
Luminar Technologies, Inc. (A)(C)	38,978	283,955
Modine Manufacturing Company (A)	8,294	107,324
Motorcar Parts of America, Inc. (A)	3,442	52,387
Patrick Industries, Inc.	3,581	156,991
Solid Power, Inc. (A)	9,453	49,723
Standard Motor Products, Inc.	3,190	103,675
Stoneridge, Inc. (A)	4,434	75,156
Sumitomo Electric Industries, Ltd.	116,543	1,183,089
Tenneco, Inc., Class A (A)	13,397	232,974

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
The Goodyear Tire & Rubber Company (A)	113,868	$1,148,928
Valeo	33,639	508,280
Visteon Corp. (A)	11,303	1,198,796
XPEL, Inc. (A)	3,503	225,733
		26,387,173
Automobiles – 2.3%
Bayerische Motoren Werke AG	54,018	3,661,205
Canoo, Inc. (A)	19,423	36,418
Cenntro Electric Group, Ltd. (A)	32,323	33,293
Faraday Future Intelligent Electric, Inc. (A)	17,127	10,896
Ferrari NV	20,565	3,808,346
Fisker, Inc. (A)(C)	26,538	200,362
Ford Motor Company	446,360	4,999,232
General Motors Company	164,808	5,288,689
Harley-Davidson, Inc.	32,138	1,120,973
Honda Motor Company, Ltd.	265,973	5,773,150
Isuzu Motors, Ltd.	95,146	1,052,071
Lordstown Motors Corp., Class A (A)	27,077	49,551
Mazda Motor Corp.	92,800	616,206
Mercedes-Benz Group AG	130,907	6,619,578
Nissan Motor Company, Ltd.	378,776	1,220,655
Renault SA (A)	31,360	848,477
Stellantis NV	359,044	4,241,186
Subaru Corp.	100,427	1,517,687
Suzuki Motor Corp.	60,143	1,872,259
Tesla, Inc. (A)	301,960	80,094,890
Thor Industries, Inc.	13,176	922,056
Toyota Motor Corp.	1,730,200	22,614,481
Volkswagen AG	4,814	784,534
Volvo Car AB, B Shares (A)	97,221	421,871
Winnebago Industries, Inc.	5,165	274,830
Workhorse Group, Inc. (A)	24,634	70,700
Yamaha Motor Company, Ltd.	48,613	910,810
		149,064,406
Distributors – 0.1%
D'ieteren Group	4,060	572,056
Funko, Inc., Class A (A)	5,287	106,903
Genuine Parts Company	16,271	2,429,586
LKQ Corp.	29,051	1,369,755
Pool Corp.	4,447	1,415,080
Weyco Group, Inc.	1,359	27,642
		5,921,022
Diversified consumer services – 0.1%
2U, Inc. (A)	12,474	77,963
Adtalem Global Education, Inc. (A)	7,261	264,663
American Public Education, Inc. (A)	3,364	30,747
Carriage Services, Inc.	2,219	71,363
Chegg, Inc. (A)	20,216	425,951
Coursera, Inc. (A)	18,649	201,036
Duolingo, Inc. (A)	3,830	364,731
European Wax Center, Inc., Class A	3,508	64,723
frontdoor, Inc. (A)	13,484	274,939
Graham Holdings Company, Class B	1,526	820,957
Grand Canyon Education, Inc. (A)	7,723	635,217
H&R Block, Inc.	38,561	1,640,385
IDP Education, Ltd.	34,058	572,122
Laureate Education, Inc.	18,433	194,468
Nerdy, Inc. (A)	10,406	21,957
OneSpaWorld Holdings, Ltd. (A)	11,184	93,946
Perdoceo Education Corp. (A)	11,162	114,969
PowerSchool Holdings, Inc., Class A (A)	7,547	125,959
Rover Group, Inc. (A)	15,259	50,965
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Service Corp. International	38,098	$2,199,779
Strategic Education, Inc.	3,737	229,489
Stride, Inc. (A)	6,470	271,934
Udemy, Inc. (A)	11,868	143,484
Universal Technical Institute, Inc. (A)	5,434	29,561
Vivint Smart Home, Inc. (A)	15,934	104,846
WW International, Inc. (A)	9,327	36,655
		9,062,809
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	9,835	76,811
Accor SA (A)	27,769	581,361
Aristocrat Leisure, Ltd.	98,323	2,073,297
Bally's Corp. (A)(C)	6,601	130,436
BJ's Restaurants, Inc. (A)	3,870	92,300
Bloomin' Brands, Inc.	14,356	263,145
Bluegreen Vacations Holding Corp.	2,258	37,302
Booking Holdings, Inc. (A)	4,503	7,399,375
Bowlero Corp. (A)	6,580	81,000
Boyd Gaming Corp.	19,620	934,893
Brinker International, Inc. (A)	7,110	177,608
Caesars Entertainment, Inc. (A)	24,929	804,210
Carnival Corp. (A)	111,891	786,594
Century Casinos, Inc. (A)	5,445	35,719
Chipotle Mexican Grill, Inc. (A)	3,160	4,748,722
Choice Hotels International, Inc.	7,008	767,516
Churchill Downs, Inc.	8,016	1,476,146
Chuy's Holdings, Inc. (A)	3,224	74,732
Compass Group PLC	291,044	5,795,386
Cracker Barrel Old Country Store, Inc.	9,248	856,180
Darden Restaurants, Inc.	13,965	1,764,059
Dave & Buster's Entertainment, Inc. (A)	6,972	216,341
Denny's Corp. (A)	10,174	95,737
Dine Brands Global, Inc.	2,557	162,523
Domino's Pizza Enterprises, Ltd.	9,885	325,676
Domino's Pizza, Inc.	3,962	1,229,012
El Pollo Loco Holdings, Inc. (A)	3,736	33,325
Entain PLC	95,980	1,147,581
Everi Holdings, Inc. (A)	14,371	233,098
Evolution AB (B)	29,831	2,358,068
Expedia Group, Inc. (A)	17,519	1,641,355
Flutter Entertainment PLC (A)	27,244	3,003,152
Full House Resorts, Inc. (A)	6,148	34,552
Galaxy Entertainment Group, Ltd.	355,153	2,087,550
Genting Singapore, Ltd.	986,521	536,108
Golden Entertainment, Inc. (A)	3,339	116,498
Hilton Grand Vacations, Inc. (A)	14,537	478,122
Hilton Worldwide Holdings, Inc.	31,249	3,769,254
Inspired Entertainment, Inc. (A)	3,795	33,510
InterContinental Hotels Group PLC	30,022	1,445,915
International Game Technology PLC	16,187	255,755
Jack in the Box, Inc.	3,445	255,171
Krispy Kreme, Inc.	11,687	134,751
Kura Sushi USA, Inc., Class A (A)	777	57,172
La Francaise des Jeux SAEM (B)	17,139	508,410
Las Vegas Sands Corp. (A)	37,209	1,396,082
Life Time Group Holdings, Inc. (A)	7,074	68,972
Light & Wonder, Inc. (A)	38,705	1,659,670
Lindblad Expeditions Holdings, Inc. (A)	5,614	37,951
Marriott International, Inc., Class A	31,363	4,395,211
Marriott Vacations Worldwide Corp.	9,492	1,156,695
McDonald's Corp.	83,309	19,222,719
McDonald's Holdings Company Japan, Ltd.	14,061	489,927
MGM Resorts International	36,945	1,098,005
Monarch Casino & Resort, Inc. (A)	2,148	120,589

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
NeoGames SA (A)	2,221	$28,651
Noodles & Company (A)	7,474	35,128
Norwegian Cruise Line Holdings, Ltd. (A)	48,615	552,266
ONE Group Hospitality, Inc. (A)	4,445	29,515
Oriental Land Company, Ltd.	32,600	4,421,497
Papa John's International, Inc.	13,101	917,201
Penn Entertainment, Inc. (A)	38,312	1,053,963
Portillo's, Inc., Class A (A)	3,377	66,493
RCI Hospitality Holdings, Inc.	1,483	96,899
Red Rock Resorts, Inc., Class A	8,632	295,732
Royal Caribbean Cruises, Ltd. (A)	24,614	932,871
Rush Street Interactive, Inc. (A)	10,759	39,593
Ruth's Hospitality Group, Inc.	5,450	91,887
Sands China, Ltd. (A)	396,282	986,832
SeaWorld Entertainment, Inc. (A)	7,303	332,360
Shake Shack, Inc., Class A (A)	6,121	275,323
Sodexo SA	14,434	1,083,998
Starbucks Corp.	130,338	10,982,280
Sweetgreen, Inc., Class A (A)(C)	2,267	41,940
Target Hospitality Corp. (A)	5,142	64,892
Texas Roadhouse, Inc.	27,183	2,371,989
The Cheesecake Factory, Inc.	8,112	237,519
The Lottery Corp, Ltd. (A)	363,132	973,174
The Wendy's Company	41,135	768,813
Travel + Leisure Company	20,254	691,066
Vacasa, Inc., Class A (A)	7,360	22,595
Whitbread PLC	32,959	835,460
Wingstop, Inc.	12,099	1,517,457
Wyndham Hotels & Resorts, Inc.	21,825	1,338,964
Wynn Resorts, Ltd. (A)	11,035	695,536
Xponential Fitness, Inc., Class A (A)	2,958	54,013
Yum! Brands, Inc.	32,200	3,424,148
		114,021,304
Household durables – 0.7%
Aterian, Inc. (A)	10,758	13,340
Barratt Developments PLC	166,829	630,517
Beazer Homes USA, Inc. (A)	5,202	50,303
Cavco Industries, Inc. (A)	1,498	308,228
Century Communities, Inc.	4,772	204,146
D.R. Horton, Inc.	35,949	2,421,165
Dream Finders Homes, Inc., Class A (A)	3,834	40,640
Electrolux AB, Series B (C)	35,878	372,894
Ethan Allen Interiors, Inc.	3,747	79,212
Garmin, Ltd.	17,718	1,422,933
GoPro, Inc., Class A (A)	21,653	106,749
Green Brick Partners, Inc. (A)	4,684	100,144
Hamilton Beach Brands Holding Company, Class B	853	9,955
Helen of Troy, Ltd. (A)	9,641	929,778
Hovnanian Enterprises, Inc., Class A (A)	885	31,595
Iida Group Holdings Company, Ltd.	24,000	324,873
Installed Building Products, Inc.	3,953	320,153
iRobot Corp. (A)	4,412	248,528
KB Home	33,306	863,292
La-Z-Boy, Inc.	6,972	157,358
Leggett & Platt, Inc.	32,044	1,064,502
Lennar Corp., A Shares	28,910	2,155,241
LGI Homes, Inc. (A)	3,409	277,390
M/I Homes, Inc. (A)	4,455	161,405
MDC Holdings, Inc.	9,270	254,183
Meritage Homes Corp. (A)	5,880	413,188
Mohawk Industries, Inc. (A)	6,282	572,856
Newell Brands, Inc.	44,151	613,257
NVR, Inc. (A)	352	1,403,452
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Open House Group Company, Ltd.	13,400	$452,698
Panasonic Holdings Corp.	360,309	2,530,104
Persimmon PLC	52,094	712,452
PulteGroup, Inc.	26,250	984,375
Purple Innovation, Inc. (A)	9,881	40,018
SEB SA	4,065	255,692
Sekisui Chemical Company, Ltd.	60,544	740,691
Sekisui House, Ltd.	100,526	1,664,941
Sharp Corp.	39,900	237,916
Skyline Champion Corp. (A)	8,674	458,594
Snap One Holdings Corp. (A)	3,157	32,012
Sonos, Inc. (A)	20,790	288,981
Sony Group Corp.	205,700	13,250,045
Taylor Morrison Home Corp. (A)	46,131	1,075,775
Taylor Wimpey PLC	581,418	566,149
Tempur Sealy International, Inc.	41,606	1,004,369
The Berkeley Group Holdings PLC	18,168	663,775
The Lovesac Company (A)	2,341	47,710
Toll Brothers, Inc.	25,836	1,085,112
TopBuild Corp. (A)	7,823	1,289,074
Tri Pointe Homes, Inc. (A)	16,616	251,068
Tupperware Brands Corp. (A)	7,623	49,931
Universal Electronics, Inc. (A)	2,373	46,677
Vizio Holding Corp., Class A (A)	11,302	98,779
Vuzix Corp. (A)	9,922	57,448
Weber, Inc., Class A	5,168	33,954
Whirlpool Corp.	6,184	833,665
		44,303,282
Internet and direct marketing retail – 2.0%
1-800-Flowers.com, Inc., Class A (A)	4,765	30,925
Amazon.com, Inc. (A)	1,004,827	113,545,451
CarParts.com, Inc. (A)	8,593	44,426
ContextLogic, Inc., Class A (A)	94,182	69,120
Delivery Hero SE (A)(B)	26,630	972,718
eBay, Inc.	61,477	2,262,968
Etsy, Inc. (A)	14,108	1,412,634
Groupon, Inc. (A)	3,722	29,627
Just Eat Takeaway.com NV (A)(B)	29,811	462,421
Lands' End, Inc. (A)	2,752	21,245
Liquidity Services, Inc. (A)	4,142	67,349
Overstock.com, Inc. (A)	6,957	169,403
PetMed Express, Inc.	3,410	66,563
Porch Group, Inc. (A)	14,344	32,274
Poshmark, Inc., Class A (A)	7,876	123,417
Prosus NV (A)	135,325	7,040,499
Quotient Technology, Inc. (A)	16,442	37,981
Qurate Retail, Inc., Series A	57,459	115,493
Rakuten Group, Inc.	142,205	608,565
Rent the Runway, Inc., Class A (A)	8,739	19,226
Revolve Group, Inc. (A)	6,695	145,215
RumbleON, Inc., Class B (A)	1,815	30,710
Stitch Fix, Inc., Class A (A)	13,442	53,096
The RealReal, Inc. (A)	15,172	22,758
ThredUp, Inc., Class A (A)	10,641	19,579
Vivid Seats, Inc., Class A (C)	4,218	32,310
Xometry, Inc., Class A (A)	5,544	314,844
Zalando SE (A)(B)	36,357	710,159
ZOZO, Inc.	20,300	406,358
		128,867,334
Leisure products – 0.2%
Acushnet Holdings Corp.	5,541	240,978
AMMO, Inc. (A)	14,569	42,687
Bandai Namco Holdings, Inc.	32,593	2,124,029
Brunswick Corp.	17,969	1,176,071
Clarus Corp.	4,848	65,303

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Hasbro, Inc.	15,121	$1,019,458
Johnson Outdoors, Inc., Class A	959	49,206
Latham Group, Inc. (A)	7,646	27,449
Malibu Boats, Inc., Class A (A)	3,413	163,790
MasterCraft Boat Holdings, Inc. (A)	3,157	59,509
Mattel, Inc. (A)	85,354	1,616,605
Polaris, Inc.	13,527	1,293,858
Shimano, Inc.	11,881	1,858,960
Smith & Wesson Brands, Inc.	7,514	77,920
Sturm Ruger & Company, Inc.	2,716	137,946
Topgolf Callaway Brands Corp. (A)	56,238	1,083,144
Vista Outdoor, Inc. (A)	9,037	219,780
Yamaha Corp.	22,873	812,778
YETI Holdings, Inc. (A)	20,822	593,843
		12,663,314
Multiline retail – 0.4%
Big Lots, Inc.	4,668	72,867
Dillard's, Inc., Class A	692	188,750
Dollar General Corp.	25,583	6,136,338
Dollar Tree, Inc. (A)	23,937	3,257,826
Franchise Group, Inc.	4,536	110,225
Kohl's Corp.	31,039	780,631
Macy's, Inc.	65,173	1,021,261
Next PLC	21,282	1,129,560
Nordstrom, Inc.	27,160	454,387
Ollie's Bargain Outlet Holdings, Inc. (A)	14,043	724,619
Pan Pacific International Holdings Corp.	62,100	1,095,493
Target Corp.	52,709	7,821,489
Wesfarmers, Ltd.	185,034	5,058,557
		27,852,003
Specialty retail – 1.7%
Abercrombie & Fitch Company, Class A (A)	8,197	127,463
Academy Sports & Outdoors, Inc.	13,585	573,015
Advance Auto Parts, Inc.	7,084	1,107,513
American Eagle Outfitters, Inc.	25,157	244,778
America's Car-Mart, Inc. (A)	991	60,471
Arko Corp.	14,120	132,587
Asbury Automotive Group, Inc. (A)	3,586	541,845
AutoNation, Inc. (A)	9,334	950,855
AutoZone, Inc. (A)	2,210	4,733,665
Bath & Body Works, Inc.	24,907	811,968
Bed Bath & Beyond, Inc. (A)	13,194	80,351
Best Buy Company, Inc.	22,919	1,451,689
Big 5 Sporting Goods Corp.	3,578	38,428
Boot Barn Holdings, Inc. (A)	4,800	280,608
Build-A-Bear Workshop, Inc.	2,463	32,832
Caleres, Inc.	5,991	145,102
Camping World Holdings, Inc., Class A	6,306	159,668
CarMax, Inc. (A)	17,671	1,166,639
Chico's FAS, Inc. (A)	20,330	98,397
Chow Tai Fook Jewellery Group, Ltd.	326,400	613,429
Citi Trends, Inc. (A)	1,582	24,537
Designer Brands, Inc., Class A	9,552	146,241
Destination XL Group, Inc. (A)	10,609	57,501
Dick's Sporting Goods, Inc.	13,750	1,438,800
EVgo, Inc. (A)(C)	11,299	89,375
Fast Retailing Company, Ltd.	9,546	5,058,846
Five Below, Inc. (A)	13,408	1,845,879
Foot Locker, Inc.	32,934	1,025,235
GameStop Corp., Class A (A)(C)	61,070	1,534,689
Genesco, Inc. (A)	2,177	85,600
Group 1 Automotive, Inc.	2,591	370,176
GrowGeneration Corp. (A)	9,959	34,857
Guess?, Inc.	5,682	83,355
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Haverty Furniture Companies, Inc.	2,482	$61,802
Hennes & Mauritz AB, B Shares (C)	119,153	1,101,582
Hibbett, Inc.	2,121	105,647
Hikari Tsushin, Inc.	3,300	387,648
Industria de Diseno Textil SA	177,967	3,672,639
JD Sports Fashion PLC	420,771	463,554
Kingfisher PLC	329,023	800,913
Lithia Motors, Inc.	6,651	1,426,972
LL Flooring Holdings, Inc. (A)	5,009	34,712
Lowe's Companies, Inc.	72,469	13,610,403
MarineMax, Inc. (A)	3,439	102,448
Monro, Inc.	5,394	234,423
Murphy USA, Inc.	8,816	2,423,607
National Vision Holdings, Inc. (A)	13,227	431,862
Nitori Holdings Company, Ltd.	13,111	1,100,276
OneWater Marine, Inc., Class A (A)	1,866	56,185
O'Reilly Automotive, Inc. (A)	7,230	5,085,221
Rent-A-Center, Inc.	8,702	152,372
RH (A)	4,830	1,188,518
Ross Stores, Inc.	39,628	3,339,452
Sally Beauty Holdings, Inc. (A)	17,446	219,820
Shoe Carnival, Inc.	3,076	65,949
Signet Jewelers, Ltd.	7,573	433,100
Sleep Number Corp. (A)	3,551	120,059
Sonic Automotive, Inc., Class A	3,280	142,024
Sportsman's Warehouse Holdings, Inc. (A)	7,549	62,657
The Aaron's Company, Inc.	5,152	50,077
The Buckle, Inc.	4,943	156,495
The Cato Corp., Class A	3,647	34,792
The Children's Place, Inc. (A)	2,225	68,730
The Container Store Group, Inc. (A)	5,584	27,362
The Gap, Inc.	51,567	423,365
The Home Depot, Inc.	116,524	32,153,633
The ODP Corp. (A)	7,035	247,280
The TJX Companies, Inc.	132,751	8,246,492
Tilly's, Inc., Class A	4,764	32,967
Tractor Supply Company	12,676	2,356,215
TravelCenters of America, Inc. (A)	2,112	113,900
Ulta Beauty, Inc. (A)	5,915	2,373,039
Urban Outfitters, Inc. (A)	10,822	212,652
USS Company, Ltd.	35,748	552,096
Victoria's Secret & Company (A)	20,074	584,555
Volta, Inc. (A)(C)	21,751	26,319
Warby Parker, Inc., Class A (A)	13,590	181,291
Williams-Sonoma, Inc.	16,615	1,958,078
Winmark Corp.	477	103,194
Zumiez, Inc. (A)	2,695	58,023
		111,930,794
Textiles, apparel and luxury goods – 1.3%
adidas AG	28,207	3,242,712
Allbirds, Inc., Class A (A)	16,153	49,105
Burberry Group PLC	64,722	1,292,853
Capri Holdings, Ltd. (A)	33,352	1,282,051
Carter's, Inc.	9,422	617,424
Cie Financiere Richemont SA, A Shares	85,164	8,039,092
Columbia Sportswear Company	8,552	575,550
Crocs, Inc. (A)	24,758	1,699,884
Deckers Outdoor Corp. (A)	6,410	2,003,830
Ermenegildo Zegna NV	7,911	85,043
EssilorLuxottica SA	46,932	6,379,130
Fossil Group, Inc. (A)	8,314	28,434
G-III Apparel Group, Ltd. (A)	7,299	109,120
Hanesbrands, Inc.	84,312	586,812
Hermes International	5,167	6,077,009

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Kering SA	12,206	$5,413,953
Kontoor Brands, Inc.	9,179	308,506
LVMH Moet Hennessy Louis Vuitton SE	45,293	26,703,606
Moncler SpA	33,488	1,367,132
Movado Group, Inc.	2,645	74,536
NIKE, Inc., Class B	143,614	11,937,196
Oxford Industries, Inc.	2,515	225,797
Pandora A/S	14,802	692,234
Puma SE	17,225	796,830
PVH Corp.	16,179	724,819
Ralph Lauren Corp.	4,597	390,423
Rocky Brands, Inc.	1,471	29,508
Skechers USA, Inc., Class A (A)	32,591	1,033,787
Steven Madden, Ltd.	12,865	343,110
Superior Group of Companies, Inc.	2,630	23,354
Tapestry, Inc.	27,473	781,057
The Swatch Group AG	8,588	359,776
The Swatch Group AG, Bearer Shares	4,721	1,060,329
Under Armour, Inc., Class A (A)	45,588	303,160
Under Armour, Inc., Class C (A)	48,232	287,463
VF Corp.	37,720	1,128,205
Wolverine World Wide, Inc.	13,173	202,732
		86,255,562
		716,329,003
Consumer staples – 7.5%
Beverages – 1.7%
Anheuser-Busch InBev SA/NV	141,710	6,418,987
Asahi Group Holdings, Ltd.	74,481	2,322,024
Brown-Forman Corp., Class B	20,268	1,349,241
Budweiser Brewing Company APAC, Ltd. (B)	280,900	731,480
Carlsberg A/S, Class B	15,881	1,857,068
Celsius Holdings, Inc. (A)	18,565	1,683,474
Coca-Cola Consolidated, Inc.	1,872	770,759
Coca-Cola Europacific Partners PLC	33,558	1,430,242
Coca-Cola HBC AG (A)	32,879	687,002
Constellation Brands, Inc., Class A	17,989	4,131,714
Davide Campari-Milano NV	85,281	754,529
Diageo PLC	373,147	15,707,060
Heineken Holding NV	16,447	1,125,939
Heineken NV	42,288	3,693,056
Ito En, Ltd.	8,700	351,915
Keurig Dr. Pepper, Inc.	96,252	3,447,747
Kirin Holdings Company, Ltd.	134,192	2,067,327
MGP Ingredients, Inc.	2,246	238,435
Molson Coors Beverage Company, Class B	21,971	1,054,388
Monster Beverage Corp. (A)	43,577	3,789,456
National Beverage Corp.	3,800	146,452
PepsiCo, Inc.	156,290	25,515,905
Pernod Ricard SA	34,180	6,270,461
Primo Water Corp.	25,431	319,159
Remy Cointreau SA	3,755	623,137
Suntory Beverage & Food, Ltd.	22,659	806,415
The Boston Beer Company, Inc., Class A (A)	2,298	743,748
The Coca-Cola Company	440,921	24,700,394
The Duckhorn Portfolio, Inc. (A)	5,797	83,651
The Vita Coco Company, Inc. (A)	4,667	53,157
Treasury Wine Estates, Ltd.	117,769	947,611
Vintage Wine Estates, Inc. (A)	5,859	16,229
		113,838,162
Food and staples retailing – 1.4%
Aeon Company, Ltd.	106,678	1,992,052
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
BJ's Wholesale Club Holdings, Inc. (A)	32,663	$2,378,193
Carrefour SA	98,498	1,366,077
Casey's General Stores, Inc.	9,000	1,822,680
Coles Group, Ltd.	217,995	2,298,183
Costco Wholesale Corp.	50,263	23,737,707
Endeavour Group, Ltd.	219,147	984,876
Grocery Outlet Holding Corp. (A)	21,313	709,510
HelloFresh SE (A)	26,960	564,324
HF Foods Group, Inc. (A)	6,967	26,962
Ingles Markets, Inc., Class A	2,320	183,767
J Sainsbury PLC	286,177	554,205
Jeronimo Martins SGPS SA	46,201	860,420
Kesko OYJ, B Shares	44,561	831,373
Kobe Bussan Company, Ltd.	24,600	591,809
Koninklijke Ahold Delhaize NV	170,609	4,345,655
Ocado Group PLC (A)	94,178	488,734
Performance Food Group Company (A)	37,452	1,608,563
PriceSmart, Inc.	3,984	229,439
Rite Aid Corp. (A)(C)	9,114	45,114
Seven & i Holdings Company, Ltd.	122,929	4,938,062
SpartanNash Company	5,797	168,229
Sprouts Farmers Market, Inc. (A)	43,811	1,215,755
Sysco Corp.	57,543	4,068,866
Tesco PLC	1,231,608	2,826,629
The Andersons, Inc.	5,201	161,387
The Chefs' Warehouse, Inc. (A)	5,556	160,957
The Fresh Market, Inc. (A)(D)	984	0
The Kroger Company	74,217	3,246,994
United Natural Foods, Inc. (A)	9,409	323,387
Village Super Market, Inc., Class A	2,125	41,076
Walgreens Boots Alliance, Inc.	80,897	2,540,166
Walmart, Inc.	161,574	20,956,148
Weis Markets, Inc.	2,677	190,709
Welcia Holdings Company, Ltd.	15,400	324,978
Woolworths Group, Ltd.	198,047	4,303,689
		91,086,675
Food products – 1.9%
Ajinomoto Company, Inc.	74,496	2,036,071
Alico, Inc.	1,165	32,900
AppHarvest, Inc. (A)	12,733	25,084
Archer-Daniels-Midland Company	63,624	5,118,551
Associated British Foods PLC	58,122	812,116
B&G Foods, Inc. (C)	10,903	179,790
Barry Callebaut AG	582	1,097,078
Benson Hill, Inc. (A)	28,675	78,570
Beyond Meat, Inc. (A)(C)	10,010	141,842
BRC, Inc., Class A (A)	4,256	32,899
Calavo Growers, Inc.	2,847	90,392
Cal-Maine Foods, Inc.	6,083	338,154
Campbell Soup Company	23,575	1,110,854
Chocoladefabriken Lindt & Spruengli AG	18	1,792,554
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	175	1,691,254
Conagra Brands, Inc.	54,807	1,788,352
Danone SA	104,741	4,952,709
Darling Ingredients, Inc. (A)	38,749	2,563,246
Flowers Foods, Inc.	46,623	1,151,122
Fresh Del Monte Produce, Inc.	4,888	113,597
General Mills, Inc.	67,052	5,136,854
Hormel Foods Corp.	32,901	1,495,021
Hostess Brands, Inc. (A)	22,169	515,208
Ingredion, Inc.	15,831	1,274,712
J&J Snack Foods Corp.	2,451	317,331
JDE Peet's NV	16,405	479,651

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	1,411	$106,855
Kellogg Company	29,304	2,041,317
Kerry Group PLC, Class A	24,972	2,225,811
Kerry Group PLC, Class A (London Stock Exchange)	1,204	106,967
Kikkoman Corp.	23,746	1,346,186
Lamb Weston Holdings, Inc.	15,941	1,233,515
Lancaster Colony Corp.	7,912	1,189,015
Landec Corp. (A)	4,877	43,357
McCormick & Company, Inc.	28,777	2,050,937
MEIJI Holdings Company, Ltd.	18,200	807,905
Mission Produce, Inc. (A)	6,511	94,149
Mondelez International, Inc., Class A	155,107	8,504,517
Mowi ASA	67,493	858,480
Nestle SA	459,264	49,672,759
Nisshin Seifun Group, Inc.	32,300	326,243
Nissin Foods Holdings Company, Ltd.	10,175	707,263
Orkla ASA	122,537	890,759
Pilgrim's Pride Corp. (A)	10,974	252,621
Post Holdings, Inc. (A)	13,139	1,076,215
Salmar ASA	9,609	323,884
Seneca Foods Corp., Class A (A)	1,039	52,407
Sovos Brands, Inc. (A)	4,603	65,547
SunOpta, Inc. (A)	16,116	146,656
Tattooed Chef, Inc. (A)(C)	8,187	40,771
The Hain Celestial Group, Inc. (A)	12,256	206,881
The Hershey Company	16,769	3,697,061
The J.M. Smucker Company	12,065	1,657,852
The Kraft Heinz Company	90,100	3,004,835
The Simply Good Foods Company (A)	14,602	467,118
Tootsie Roll Industries, Inc.	2,280	75,878
TreeHouse Foods, Inc. (A)	8,238	349,456
Tyson Foods, Inc., Class A	32,817	2,163,625
Utz Brands, Inc.	10,728	161,993
Vital Farms, Inc. (A)	5,149	61,634
WH Group, Ltd. (B)	1,360,500	855,671
Whole Earth Brands, Inc. (A)	7,514	28,854
Wilmar International, Ltd.	313,403	833,773
Yakult Honsha Company, Ltd.	20,903	1,213,728
		123,308,407
Household products – 1.0%
Central Garden & Pet Company (A)	3,231	116,445
Central Garden & Pet Company, Class A (A)	5,115	174,728
Church & Dwight Company, Inc.	27,861	1,990,390
Colgate-Palmolive Company	94,711	6,653,448
Energizer Holdings, Inc.	26,820	674,255
Essity AB, B Shares	99,358	1,962,995
Henkel AG & Company KGaA	16,954	960,837
Kimberly-Clark Corp.	38,158	4,294,301
Reckitt Benckiser Group PLC	116,662	7,732,525
The Clorox Company	14,002	1,797,717
The Procter & Gamble Company	270,682	34,173,603
Unicharm Corp.	65,800	2,158,560
WD-40 Company	2,198	386,277
		63,076,081
Personal products – 0.8%
Beiersdorf AG	16,445	1,615,924
BellRing Brands, Inc. (A)	54,094	1,114,877
Coty, Inc., Class A (A)	87,190	551,041
Edgewell Personal Care Company	8,726	326,352
elf Beauty, Inc. (A)	7,876	296,295
Haleon PLC (A)	828,636	2,583,659
Herbalife Nutrition, Ltd. (A)	16,102	320,269
Inter Parfums, Inc.	2,914	219,890
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kao Corp.	77,475	$3,152,483
Kobayashi Pharmaceutical Company, Ltd.	8,700	509,842
Kose Corp.	5,400	556,763
L'Oreal SA	39,372	12,588,882
Medifast, Inc.	1,837	199,057
Nu Skin Enterprises, Inc., Class A	20,242	675,476
Shiseido Company, Ltd.	65,260	2,287,180
The Beauty Health Company (A)	16,239	191,458
The Estee Lauder Companies, Inc., Class A	26,199	5,656,364
The Honest Company, Inc. (A)	12,105	42,368
Unilever PLC	416,336	18,293,740
USANA Health Sciences, Inc. (A)	1,799	100,834
Veru, Inc. (A)	10,563	121,686
		51,404,440
Tobacco – 0.7%
22nd Century Group, Inc. (A)	28,048	26,009
Altria Group, Inc.	204,574	8,260,698
British American Tobacco PLC	351,413	12,600,803
Imperial Brands PLC	147,305	3,029,011
Japan Tobacco, Inc.	195,766	3,216,973
Philip Morris International, Inc.	175,996	14,609,428
Swedish Match AB	248,802	2,461,082
Turning Point Brands, Inc.	2,555	54,243
Universal Corp.	3,836	176,609
Vector Group, Ltd.	23,118	203,670
		44,638,526
		487,352,291
Energy – 4.5%
Energy equipment and services – 0.3%
Archrock, Inc.	22,117	141,991
Baker Hughes Company	114,477	2,399,438
Borr Drilling, Ltd. (A)	22,140	73,505
Bristow Group, Inc. (A)	3,915	91,963
Cactus, Inc., Class A	9,500	365,085
ChampionX Corp.	82,201	1,608,674
Diamond Offshore Drilling, Inc. (A)	16,556	109,766
DMC Global, Inc. (A)	3,198	51,104
Dril-Quip, Inc. (A)	5,584	109,000
Expro Group Holdings NV (A)	12,854	163,760
Halliburton Company	104,105	2,563,065
Helix Energy Solutions Group, Inc. (A)	24,218	93,481
Helmerich & Payne, Inc.	16,622	614,515
Liberty Energy, Inc. (A)	23,164	293,720
Nabors Industries, Ltd. (A)	1,483	150,450
National Energy Services Reunited Corp. (A)	6,575	39,056
Newpark Resources, Inc. (A)	15,685	39,526
NexTier Oilfield Solutions, Inc. (A)	28,552	211,285
Noble Corp. PLC (A)	5,999	177,450
NOV, Inc.	94,910	1,535,644
Oceaneering International, Inc. (A)	16,552	131,754
Oil States International, Inc. (A)	10,711	41,666
Patterson-UTI Energy, Inc.	34,852	407,071
ProPetro Holding Corp. (A)	14,318	115,260
RPC, Inc.	12,208	84,601
Schlumberger NV	159,519	5,726,732
Select Energy Services, Inc., Class A (A)	11,961	83,368
Solaris Oilfield Infrastructure, Inc., Class A	5,180	48,485
Tenaris SA	77,041	996,839
TETRA Technologies, Inc. (A)	20,833	74,790
Tidewater, Inc. (A)	6,255	135,734

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
U.S. Silica Holdings, Inc. (A)	12,139	$132,922
Valaris, Ltd. (A)	9,838	481,472
Weatherford International PLC (A)	11,537	372,530
		19,665,702
Oil, gas and consumable fuels – 4.2%
Aemetis, Inc. (A)	4,989	30,533
Aker BP ASA	51,556	1,479,891
Alto Ingredients, Inc. (A)	12,211	44,448
Amplify Energy Corp. (A)	5,908	38,816
Ampol, Ltd.	38,879	719,139
Antero Midstream Corp.	80,924	742,882
APA Corp.	36,758	1,256,756
Arch Resources, Inc.	2,457	291,400
Archaea Energy, Inc. (A)	9,804	176,570
Ardmore Shipping Corp. (A)	5,993	54,716
Berry Corp.	13,468	101,010
BP PLC	3,152,238	15,062,610
Brigham Minerals, Inc., Class A	8,275	204,144
California Resources Corp.	12,557	482,566
Callon Petroleum Company (A)	8,017	280,675
Centrus Energy Corp., Class A (A)	1,798	73,682
Chevron Corp.	204,142	29,329,081
Chord Energy Corp.	6,820	932,771
Civitas Resources, Inc.	11,941	685,294
Clean Energy Fuels Corp. (A)	27,739	148,126
CNX Resources Corp. (A)	76,969	1,195,329
Comstock Resources, Inc. (A)	14,893	257,500
ConocoPhillips	144,300	14,767,662
CONSOL Energy, Inc.	5,576	358,648
Coterra Energy, Inc.	91,341	2,385,827
Crescent Energy Company, Class A	5,459	73,533
CVR Energy, Inc.	4,780	138,524
Delek US Holdings, Inc.	11,411	309,695
Denbury, Inc. (A)	8,204	707,677
Devon Energy Corp.	74,237	4,463,871
DHT Holdings, Inc.	22,487	170,002
Diamondback Energy, Inc.	20,135	2,425,462
Dorian LPG, Ltd.	5,033	68,298
DT Midstream, Inc.	23,373	1,212,825
Earthstone Energy, Inc., Class A (A)	7,056	86,930
ENEOS Holdings, Inc.	500,711	1,614,869
Energy Fuels, Inc. (A)	25,650	156,978
Eni SpA	411,774	4,376,620
EOG Resources, Inc.	66,184	7,394,738
EQT Corp.	42,995	1,752,046
Equinor ASA	159,446	5,258,324
Equitrans Midstream Corp.	171,379	1,281,915
Excelerate Energy, Inc., Class A	3,031	70,925
Exxon Mobil Corp.	472,493	41,253,364
FLEX LNG, Ltd.	4,639	146,917
Frontline, Ltd. (C)	20,131	220,032
Galp Energia SGPS SA	81,780	786,837
Gevo, Inc. (A)	32,661	74,467
Golar LNG, Ltd. (A)	16,405	408,813
Green Plains, Inc. (A)	8,575	249,275
Gulfport Energy Corp. (A)	1,877	165,720
Hess Corp.	31,808	3,466,754
HF Sinclair Corp.	35,104	1,889,999
Idemitsu Kosan Company, Ltd.	33,986	738,626
Inpex Corp.	169,641	1,582,255
International Seaways, Inc.	8,007	281,286
Kinder Morgan, Inc.	224,711	3,739,191
Kinetik Holdings, Inc.	2,713	88,390
Kosmos Energy, Ltd. (A)	73,436	379,664
Laredo Petroleum, Inc. (A)	2,792	175,477
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Magnolia Oil & Gas Corp., Class A	27,042	$535,702
Marathon Oil Corp.	76,807	1,734,302
Marathon Petroleum Corp.	56,528	5,614,926
Matador Resources Company	45,373	2,219,647
Murphy Oil Corp.	59,203	2,082,170
Neste OYJ	69,023	3,008,678
NextDecade Corp. (A)	5,346	32,183
Nordic American Tankers, Ltd.	31,707	84,658
Northern Oil and Gas, Inc.	10,679	292,711
Occidental Petroleum Corp.	84,491	5,191,972
OMV AG	24,027	869,613
ONEOK, Inc.	50,189	2,571,684
Par Pacific Holdings, Inc. (A)	7,962	130,656
PBF Energy, Inc., Class A (A)	15,688	551,590
PDC Energy, Inc.	23,270	1,344,773
Peabody Energy Corp. (A)	19,109	474,285
Permian Resources Corp. (A)	33,537	228,052
Phillips 66	54,558	4,403,922
Pioneer Natural Resources Company	27,053	5,857,786
Range Resources Corp.	59,870	1,512,316
Ranger Oil Corp., Class A	3,510	110,390
Repsol SA	236,733	2,720,122
REX American Resources Corp. (A)	2,621	73,178
Riley Exploration Permian, Inc.	1,803	34,221
Ring Energy, Inc. (A)	15,036	34,884
SandRidge Energy, Inc. (A)	5,266	85,888
Santos, Ltd.	524,943	2,424,997
Scorpio Tankers, Inc.	8,053	338,548
SFL Corp., Ltd.	18,524	168,754
Shell PLC	1,213,568	30,106,110
SilverBow Resources, Inc. (A)	1,911	51,368
Sitio Royalties Corp.	2,036	45,016
SM Energy Company	19,665	739,601
Southwestern Energy Company (A)	269,241	1,647,755
Talos Energy, Inc. (A)	10,790	179,654
Targa Resources Corp.	54,741	3,303,072
Teekay Corp. (A)	12,994	46,648
Teekay Tankers, Ltd., Class A (A)	3,735	102,862
Tellurian, Inc. (A)	83,087	198,578
The Williams Companies, Inc.	137,656	3,941,091
TotalEnergies SE (C)	404,492	18,976,558
Uranium Energy Corp. (A)(C)	45,826	160,391
Ur-Energy, Inc. (A)	33,473	36,486
VAALCO Energy, Inc.	10,007	43,631
Valero Energy Corp.	44,671	4,773,096
Vertex Energy, Inc. (A)(C)	8,733	54,407
W&T Offshore, Inc. (A)	15,469	90,648
Washington H. Soul Pattinson & Company, Ltd.	35,325	607,303
Woodside Energy Group, Ltd.	309,779	6,329,254
World Fuel Services Corp.	10,040	235,338
		274,711,850
		294,377,552
Financials – 13.2%
Banks – 5.8%
1st Source Corp.	2,475	114,593
ABN AMRO Bank NV (B)	69,012	618,373
ACNB Corp.	1,726	51,849
Allegiance Bancshares, Inc.	3,166	131,801
Amalgamated Financial Corp.	2,453	55,315
Amerant Bancorp, Inc.	4,674	116,102
American National Bankshares, Inc.	2,209	70,578
Ameris Bancorp	10,764	481,258
Arrow Financial Corp.	2,561	73,796
Associated Banc-Corp.	60,342	1,211,667

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	12,029	$365,441
Australia & New Zealand Banking Group, Ltd.	486,245	7,118,042
Banc of California, Inc.	8,886	141,909
BancFirst Corp.	3,152	282,009
Banco Bilbao Vizcaya Argentaria SA	1,087,858	4,879,963
Banco Santander SA	2,786,698	6,484,364
Bank First Corp.	1,086	83,057
Bank Hapoalim BM	207,198	1,749,051
Bank Leumi Le-Israel BM	251,870	2,151,163
Bank of America Corp.	792,522	23,934,164
Bank of Hawaii Corp.	9,709	739,049
Bank of Marin Bancorp	2,831	84,788
Bank OZK	26,871	1,063,017
BankUnited, Inc.	12,963	442,946
Bankwell Financial Group, Inc.	1,485	43,228
Banner Corp.	5,275	311,647
Bar Harbor Bankshares	2,858	75,794
Barclays PLC	2,731,680	4,346,472
BayCom Corp.	2,708	47,607
BCB Bancorp, Inc.	2,871	48,319
Berkshire Hills Bancorp, Inc.	7,512	205,078
Blue Ridge Bankshares, Inc.	3,343	42,490
BNP Paribas SA	181,242	7,655,522
BOC Hong Kong Holdings, Ltd.	603,741	2,007,871
Brookline Bancorp, Inc.	12,443	144,961
Business First Bancshares, Inc.	3,846	82,804
Byline Bancorp, Inc.	3,928	79,542
Cadence Bank	73,655	1,871,574
CaixaBank SA	723,297	2,329,649
Cambridge Bancorp	1,183	94,332
Camden National Corp.	2,334	99,428
Capital Bancorp, Inc.	1,937	44,745
Capital City Bank Group, Inc.	2,514	78,211
Capstar Financial Holdings, Inc.	4,009	74,287
Carter Bankshares, Inc. (A)	4,816	77,538
Cathay General Bancorp	29,397	1,130,609
Central Pacific Financial Corp.	4,511	93,333
Citigroup, Inc.	219,171	9,132,856
Citizens & Northern Corp.	3,072	74,281
Citizens Financial Group, Inc.	55,222	1,897,428
City Holding Company	2,198	194,941
Civista Bancshares, Inc.	3,101	64,377
CNB Financial Corp.	3,038	71,606
Coastal Financial Corp. (A)	1,852	73,598
Colony Bankcorp, Inc.	3,672	47,846
Columbia Banking System, Inc.	12,546	362,454
Comerica, Inc.	15,240	1,083,564
Commerce Bancshares, Inc.	26,359	1,743,911
Commerzbank AG (A)	173,673	1,236,380
Commonwealth Bank of Australia	278,396	16,195,667
Community Bank System, Inc.	8,428	506,354
Community Trust Bancorp, Inc.	2,462	99,834
Concordia Financial Group, Ltd.	177,646	551,307
ConnectOne Bancorp, Inc.	6,085	140,320
Credit Agricole SA	197,469	1,603,059
CrossFirst Bankshares, Inc. (A)	7,779	101,516
Cullen/Frost Bankers, Inc.	15,495	2,048,749
Customers Bancorp, Inc. (A)	5,013	147,783
CVB Financial Corp.	21,386	541,494
Danske Bank A/S	112,532	1,400,648
DBS Group Holdings, Ltd.	295,483	6,835,514
Dime Community Bancshares, Inc.	5,422	158,756
DNB Bank ASA	151,764	2,408,199
Eagle Bancorp, Inc.	4,973	222,890
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
East West Bancorp, Inc.	34,049	$2,286,050
Eastern Bankshares, Inc.	25,660	503,962
Enterprise Financial Services Corp.	5,579	245,699
Equity Bancshares, Inc., Class A	2,800	82,964
Erste Group Bank AG	56,097	1,229,768
Esquire Financial Holdings, Inc.	1,405	52,758
Farmers & Merchants Bancorp, Inc.	2,146	57,663
Farmers National Banc Corp.	5,529	72,375
FB Financial Corp.	5,819	222,344
Fifth Third Bancorp	78,766	2,517,361
Financial Institutions, Inc.	2,916	70,188
FinecoBank Banca Fineco SpA	99,557	1,229,577
First Bancorp (North Carolina)	5,701	208,543
First Bancorp (Puerto Rico)	31,692	433,547
First Bank	3,433	46,929
First Busey Corp.	8,161	179,379
First Business Financial Services, Inc.	1,681	54,313
First Commonwealth Financial Corp.	14,854	190,725
First Community Bankshares, Inc.	2,991	95,802
First Financial Bancorp	14,839	312,806
First Financial Bankshares, Inc.	52,201	2,183,568
First Financial Corp.	1,901	85,906
First Foundation, Inc.	8,449	153,265
First Horizon Corp.	129,657	2,969,145
First Internet Bancorp	1,713	58,002
First Interstate BancSystem, Inc., Class A	15,001	605,290
First Merchants Corp.	9,211	356,281
First Mid Bancshares, Inc.	3,228	103,199
First Republic Bank	20,747	2,708,521
First Western Financial, Inc. (A)	1,536	37,862
Flushing Financial Corp.	4,920	95,300
FNB Corp.	84,745	983,042
Fulton Financial Corp.	66,372	1,048,678
FVCBankcorp, Inc. (A)	2,838	54,404
German American Bancorp, Inc.	4,489	160,302
Glacier Bancorp, Inc.	44,549	2,188,692
Great Southern Bancorp, Inc.	1,479	84,407
Guaranty Bancshares, Inc.	1,550	53,615
Hancock Whitney Corp.	34,523	1,581,499
Hang Seng Bank, Ltd.	124,790	1,895,872
Hanmi Financial Corp.	5,043	119,418
HarborOne Bancorp, Inc.	7,859	105,468
Heartland Financial USA, Inc.	6,431	278,848
Heritage Commerce Corp.	10,290	116,689
Heritage Financial Corp.	5,455	144,394
Hilltop Holdings, Inc.	9,820	244,027
Home BancShares, Inc.	76,512	1,722,285
HomeStreet, Inc.	3,025	87,150
HomeTrust Bancshares, Inc.	2,958	65,372
Hope Bancorp, Inc.	18,220	230,301
Horizon Bancorp, Inc.	6,742	121,086
HSBC Holdings PLC	3,279,218	16,979,327
Huntington Bancshares, Inc.	164,444	2,167,372
Independent Bank Corp. (Massachusetts)	7,398	551,373
Independent Bank Corp. (Michigan)	3,828	73,115
Independent Bank Group, Inc.	5,866	360,114
ING Groep NV	637,410	5,461,601
International Bancshares Corp.	21,399	909,458
Intesa Sanpaolo SpA	2,694,548	4,454,129
Israel Discount Bank, Ltd., Class A	201,817	1,016,213
Japan Post Bank Company, Ltd.	67,300	470,440
John Marshall Bancorp, Inc.	2,126	52,215
JPMorgan Chase & Co.	332,593	34,755,969
KBC Group NV	40,808	1,936,502

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	104,057	$1,666,993
Lakeland Bancorp, Inc.	10,253	164,151
Lakeland Financial Corp.	3,834	279,154
Live Oak Bancshares, Inc.	5,436	166,342
Lloyds Banking Group PLC	11,361,580	5,135,289
M&T Bank Corp.	19,833	3,496,955
Macatawa Bank Corp.	7,312	67,709
Mediobanca Banca di Credito Finanziario SpA	98,752	772,707
Mercantile Bank Corp.	2,744	81,524
Metrocity Bankshares, Inc.	3,311	65,028
Metropolitan Bank Holding Corp. (A)	1,686	108,511
Mid Penn Bancorp, Inc.	2,721	78,174
Midland States Bancorp, Inc.	3,772	88,906
MidWestOne Financial Group, Inc.	2,530	69,044
Mitsubishi UFJ Financial Group, Inc.	1,950,268	8,834,956
Mizrahi Tefahot Bank, Ltd.	25,121	879,462
Mizuho Financial Group, Inc.	393,550	4,260,032
MVB Financial Corp.	1,880	52,320
National Australia Bank, Ltd.	523,688	9,696,442
National Bank Holdings Corp., Class A	4,565	168,859
NatWest Group PLC	874,877	2,179,073
NBT Bancorp, Inc.	6,377	242,007
Nicolet Bankshares, Inc. (A)	1,936	136,372
Nordea Bank ABP	556,429	4,762,045
Northeast Bank	1,301	47,708
Northwest Bancshares, Inc.	19,183	259,162
OceanFirst Financial Corp.	9,461	176,353
OFG Bancorp	7,596	190,887
Old National Bancorp	117,647	1,937,646
Old Second Bancorp, Inc.	7,340	95,787
Origin Bancorp, Inc.	3,671	141,223
Orrstown Financial Services, Inc.	2,524	60,374
Oversea-Chinese Banking Corp., Ltd.	552,424	4,526,496
Pacific Premier Bancorp, Inc.	15,206	470,778
PacWest Bancorp	28,456	643,106
Park National Corp.	2,211	275,225
Parke Bancorp, Inc.	2,231	46,762
Pathward Financial, Inc.	4,786	157,747
PCB Bancorp	2,724	49,223
PCSB Financial Corp.	2,654	47,586
Peapack-Gladstone Financial Corp.	3,024	101,758
Peoples Bancorp, Inc.	4,581	132,528
Peoples Financial Services Corp.	1,264	59,206
Pinnacle Financial Partners, Inc.	18,464	1,497,430
Preferred Bank	2,151	140,310
Premier Financial Corp.	5,966	153,326
Primis Financial Corp.	4,671	56,659
Professional Holding Corp., Class A (A)	2,437	63,216
Prosperity Bancshares, Inc.	22,039	1,469,561
QCR Holdings, Inc.	2,650	134,991
RBB Bancorp	2,906	60,387
Red River Bancshares, Inc.	838	41,422
Regions Financial Corp.	107,659	2,160,716
Renasant Corp.	8,750	273,700
Republic Bancorp, Inc., Class A	1,470	56,301
Resona Holdings, Inc.	352,546	1,290,128
S&T Bancorp, Inc.	6,231	182,631
Sandy Spring Bancorp, Inc.	6,940	244,704
Seacoast Banking Corp. of Florida	9,793	296,042
ServisFirst Bancshares, Inc.	8,005	640,400
Shore Bancshares, Inc.	3,606	62,456
Sierra Bancorp	3,014	59,527
Signature Bank	7,315	1,104,565
Silvergate Capital Corp., Class A (A)	5,103	384,511
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Simmons First National Corp., Class A	20,094	$437,848
Skandinaviska Enskilda Banken AB, A Shares	265,527	2,530,672
SmartFinancial, Inc.	2,965	73,265
Societe Generale SA	129,747	2,565,889
South Plains Financial, Inc.	1,939	53,439
Southern First Bancshares, Inc. (A)	1,552	64,656
Southside Bancshares, Inc.	4,669	165,096
SouthState Corp.	12,012	950,389
Standard Chartered PLC	411,567	2,574,168
Stellar Bancorp, Inc.	3,205	93,746
Stock Yards Bancorp, Inc.	4,568	310,670
Sumitomo Mitsui Financial Group, Inc.	213,058	5,906,282
Sumitomo Mitsui Trust Holdings, Inc.	55,083	1,566,543
SVB Financial Group (A)	6,792	2,280,618
Svenska Handelsbanken AB, A Shares	237,966	1,953,461
Swedbank AB, A Shares	147,748	1,939,304
Synovus Financial Corp.	35,125	1,317,539
Texas Capital Bancshares, Inc. (A)	20,260	1,195,948
The Bancorp, Inc. (A)	9,151	201,139
The Bank of NT Butterfield & Son, Ltd.	7,956	258,252
The Chiba Bank, Ltd.	86,464	468,231
The First Bancshares, Inc.	3,473	103,739
The First of Long Island Corp.	4,388	75,649
The PNC Financial Services Group, Inc.	46,292	6,916,951
The Shizuoka Bank, Ltd.	72,808	447,072
Third Coast Bancshares, Inc. (A)	2,632	45,034
Tompkins Financial Corp.	2,111	153,301
Towne Bank	10,670	286,276
TriCo Bancshares	4,974	222,089
Triumph Bancorp, Inc. (A)	3,923	213,215
Truist Financial Corp.	150,345	6,546,021
Trustmark Corp.	9,598	293,987
U.S. Bancorp	152,715	6,157,469
UMB Financial Corp.	17,467	1,472,293
Umpqua Holdings Corp.	52,443	896,251
UniCredit SpA	338,564	3,427,651
United Bankshares, Inc.	53,760	1,921,920
United Community Banks, Inc.	17,012	563,097
United Overseas Bank, Ltd.	192,539	3,487,377
Unity Bancorp, Inc.	1,691	42,461
Univest Financial Corp.	4,914	115,381
Valley National Bancorp	171,532	1,852,546
Veritex Holdings, Inc.	8,498	225,962
Washington Federal, Inc.	25,964	778,401
Washington Trust Bancorp, Inc.	2,759	128,238
Webster Financial Corp.	42,485	1,920,322
Wells Fargo & Company	430,160	17,301,035
WesBanco, Inc.	9,162	305,736
West BanCorp, Inc.	3,265	67,945
Westamerica BanCorp	3,931	205,552
Westpac Banking Corp.	571,205	7,557,039
Wintrust Financial Corp.	14,675	1,196,746
Zions Bancorp NA	16,384	833,290
		378,208,931
Capital markets – 2.6%
3i Group PLC	158,783	1,906,576
abrdn PLC	355,782	544,243
Affiliated Managers Group, Inc.	9,236	1,033,047
Ameriprise Financial, Inc.	12,195	3,072,530
Amundi SA (B)	9,939	413,769
Artisan Partners Asset Management, Inc., Class A	9,753	262,648
AssetMark Financial Holdings, Inc. (A)	3,658	66,905
ASX, Ltd.	31,585	1,453,644

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
B. Riley Financial, Inc.	3,326	$148,074
Bakkt Holdings, Inc. (A)(C)	10,467	23,865
BGC Partners, Inc., Class A	52,526	164,932
BlackRock, Inc.	17,087	9,402,634
Blucora, Inc. (A)	7,767	150,214
Brightsphere Investment Group, Inc.	5,281	78,740
Cboe Global Markets, Inc.	11,817	1,386,961
CME Group, Inc.	40,625	7,195,906
Cohen & Steers, Inc.	4,129	258,599
Cowen, Inc., Class A	4,321	166,963
Credit Suisse Group AG	432,467	1,710,658
Daiwa Securities Group, Inc.	217,608	854,089
Deutsche Bank AG	337,192	2,496,561
Deutsche Boerse AG	30,998	5,081,399
Diamond Hill Investment Group, Inc.	509	83,985
Donnelley Financial Solutions, Inc. (A)	4,541	167,881
Ellington Financial, Inc.	9,203	104,638
EQT AB	48,643	939,887
Euronext NV (B)	13,979	884,678
Evercore, Inc., Class A	8,701	715,657
FactSet Research Systems, Inc.	4,241	1,696,867
Federated Hermes, Inc.	34,629	1,146,912
Focus Financial Partners, Inc., Class A (A)	9,469	298,368
Franklin Resources, Inc.	32,790	705,641
Futu Holdings, Ltd., ADR (A)	9,700	361,713
GCM Grosvenor, Inc., Class A	7,580	59,806
Hamilton Lane, Inc., Class A	5,747	342,579
Hargreaves Lansdown PLC	58,038	555,832
Hong Kong Exchanges & Clearing, Ltd.	196,471	6,715,852
Houlihan Lokey, Inc.	8,216	619,322
Interactive Brokers Group, Inc., Class A	24,849	1,588,100
Intercontinental Exchange, Inc.	63,075	5,698,826
Invesco, Ltd.	51,497	705,509
Janus Henderson Group PLC	32,021	650,347
Japan Exchange Group, Inc.	81,900	1,106,883
Jefferies Financial Group, Inc.	44,933	1,325,524
Julius Baer Group, Ltd.	36,093	1,575,066
London Stock Exchange Group PLC	53,768	4,540,647
Macquarie Group, Ltd.	59,462	5,801,121
Manning & Napier, Inc.	2,904	35,632
MarketAxess Holdings, Inc.	4,148	922,889
Moelis & Company, Class A	10,451	353,348
Moody's Corp.	17,866	4,343,403
Morgan Stanley	151,800	11,993,718
MSCI, Inc.	9,159	3,863,175
Nasdaq, Inc.	38,784	2,198,277
Nomura Holdings, Inc.	474,813	1,572,997
Northern Trust Corp.	23,861	2,041,547
Open Lending Corp., Class A (A)	17,461	140,386
Oppenheimer Holdings, Inc., Class A	1,490	46,160
Partners Group Holding AG	3,703	2,980,116
Perella Weinberg Partners	8,477	53,659
Piper Sandler Companies	2,815	294,843
PJT Partners, Inc., Class A	3,881	259,328
Raymond James Financial, Inc.	21,788	2,153,090
S&P Global, Inc.	38,631	11,795,976
SBI Holdings, Inc.	39,990	717,623
Schroders PLC	119,300	512,789
Sculptor Capital Management, Inc.	4,870	43,051
SEI Investments Company	24,880	1,220,364
Silvercrest Asset Management Group, Inc., Class A	1,896	31,000
Singapore Exchange, Ltd.	139,848	917,455
St. James's Place PLC	88,686	1,009,973
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	42,038	$2,556,331
StepStone Group, Inc., Class A	8,637	211,693
Stifel Financial Corp.	25,647	1,331,336
StoneX Group, Inc. (A)	2,787	231,154
T. Rowe Price Group, Inc.	25,664	2,694,977
The Bank of New York Mellon Corp.	83,687	3,223,623
The Charles Schwab Corp.	173,120	12,442,134
The Goldman Sachs Group, Inc.	38,608	11,314,074
UBS Group AG	573,844	8,325,307
Victory Capital Holdings, Inc., Class A	2,670	62,238
Virtus Investment Partners, Inc.	1,161	185,203
WisdomTree Investments, Inc.	22,955	107,429
		168,450,896
Consumer finance – 0.4%
American Express Company	68,015	9,175,904
Bread Financial Holdings, Inc.	20,202	635,353
Capital One Financial Corp.	43,522	4,011,423
Consumer Portfolio Services, Inc. (A)	2,742	19,934
Discover Financial Services	30,980	2,816,702
Encore Capital Group, Inc. (A)	3,880	176,462
Enova International, Inc. (A)	5,200	152,204
EZCORP, Inc., Class A (A)	8,719	67,223
FirstCash Holdings, Inc.	15,491	1,136,265
Green Dot Corp., Class A (A)	8,036	152,523
LendingClub Corp. (A)	16,651	183,994
LendingTree, Inc. (A)	1,801	42,972
Moneylion, Inc. (A)	26,155	23,346
Navient Corp.	45,740	671,921
Nelnet, Inc., Class A	2,400	190,056
NerdWallet, Inc., Class A (A)	4,373	38,789
Oportun Financial Corp. (A)	5,366	23,449
PRA Group, Inc. (A)	6,468	212,538
PROG Holdings, Inc. (A)	8,938	133,891
Regional Management Corp.	1,431	40,125
SLM Corp.	60,740	849,753
Synchrony Financial	54,259	1,529,561
World Acceptance Corp. (A)	691	66,903
		22,351,291
Diversified financial services – 1.1%
Alerus Financial Corp.	2,712	59,935
A-Mark Precious Metals, Inc.	2,942	83,523
Banco Latinoamericano de Comercio Exterior SA, Class E	5,611	73,280
Berkshire Hathaway, Inc., Class B (A)	204,508	54,607,726
Cannae Holdings, Inc. (A)	12,384	255,853
Compass Diversified Holdings	9,953	179,751
Eurazeo SE	7,109	370,958
EXOR NV	17,694	1,135,489
Groupe Bruxelles Lambert SA	16,225	1,134,697
Industrivarden AB, A Shares	21,283	428,695
Industrivarden AB, C Shares	25,124	501,078
Investor AB, A Shares	81,363	1,246,769
Investor AB, B Shares	297,247	4,337,194
Jackson Financial, Inc., Class A	12,222	339,161
Kinnevik AB, B Shares (A)	39,550	518,339
L.E. Lundbergforetagen AB, B Shares	12,399	447,610
M&G PLC	419,486	772,743
Mitsubishi HC Capital, Inc.	107,696	462,901
ORIX Corp.	194,983	2,731,527
Sofina SA	2,515	434,059
Voya Financial, Inc.	23,659	1,431,370

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Wendel SE	4,343	$310,850
		71,863,508
Insurance – 3.1%
Admiral Group PLC	29,356	623,628
Aegon NV	292,096	1,161,081
Aflac, Inc.	65,243	3,666,657
Ageas SA/NV	26,311	959,607
AIA Group, Ltd.	1,965,135	16,361,523
Alleghany Corp. (A)	3,251	2,728,792
Allianz SE	66,639	10,497,925
Ambac Financial Group, Inc. (A)	7,744	98,736
American Equity Investment Life Holding Company	12,482	465,454
American Financial Group, Inc.	16,873	2,074,198
American International Group, Inc.	86,193	4,092,444
AMERISAFE, Inc.	3,227	150,798
Aon PLC, Class A	24,008	6,431,023
Argo Group International Holdings, Ltd.	5,368	103,388
Arthur J. Gallagher & Company	24,006	4,110,307
Assicurazioni Generali SpA	181,196	2,474,110
Assurant, Inc.	6,019	874,380
Aviva PLC	461,580	1,979,642
AXA SA	304,930	6,657,507
Baloise Holding AG	7,472	954,732
Bright Health Group, Inc. (A)	33,118	34,774
Brighthouse Financial, Inc. (A)	17,353	753,467
Brown & Brown, Inc.	26,141	1,581,008
BRP Group, Inc., Class A (A)	9,592	252,749
Chubb, Ltd.	47,367	8,615,110
Cincinnati Financial Corp.	18,039	1,615,753
CNO Financial Group, Inc.	46,174	829,747
Dai-ichi Life Holdings, Inc.	159,837	2,541,459
Donegal Group, Inc., Class A	2,988	40,308
eHealth, Inc. (A)	4,420	17,282
Employers Holdings, Inc.	4,500	155,205
Enstar Group, Ltd. (A)	1,881	318,999
Everest Re Group, Ltd.	4,591	1,204,862
First American Financial Corp.	25,168	1,160,245
Genworth Financial, Inc., Class A (A)	82,548	288,918
Gjensidige Forsikring ASA	32,630	559,907
Globe Life, Inc.	10,415	1,038,376
Goosehead Insurance, Inc., Class A (A)	3,158	112,551
Greenlight Capital Re, Ltd., Class A (A)	6,396	47,586
Hannover Rueck SE	9,838	1,474,768
HCI Group, Inc.	1,276	50,019
Horace Mann Educators Corp.	6,758	238,490
Insurance Australia Group, Ltd.	402,178	1,189,747
James River Group Holdings, Ltd.	6,234	142,198
Japan Post Holdings Company, Ltd.	387,900	2,569,919
Japan Post Insurance Company, Ltd.	32,600	456,598
Kemper Corp.	15,428	636,559
Kinsale Capital Group, Inc.	8,716	2,226,241
Legal & General Group PLC	974,083	2,325,117
Lemonade, Inc. (A)	7,663	162,302
Lincoln National Corp.	17,218	756,042
Loews Corp.	22,642	1,128,477
Marsh & McLennan Companies, Inc.	56,748	8,471,909
MBIA, Inc. (A)	8,202	75,458
Medibank Private, Ltd.	449,312	1,004,284
Mercury General Corp.	4,410	125,332
MetLife, Inc.	76,006	4,619,645
MS&AD Insurance Group Holdings, Inc.	72,651	1,923,996
Muenchener Rueckversicherungs-Gesellschaft AG	22,857	5,502,151
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National Western Life Group, Inc., Class A	394	$67,295
NN Group NV	45,519	1,770,413
Old Republic International Corp.	69,421	1,452,982
Oscar Health, Inc., Class A (A)	19,591	97,759
Palomar Holdings, Inc. (A)	3,976	332,871
Phoenix Group Holdings PLC	122,307	712,297
Poste Italiane SpA (B)	85,236	643,959
Primerica, Inc.	9,050	1,117,223
Principal Financial Group, Inc.	26,614	1,920,200
ProAssurance Corp.	8,863	172,917
Prudential Financial, Inc.	42,360	3,633,641
Prudential PLC	448,546	4,390,204
QBE Insurance Group, Ltd.	241,992	1,795,494
Reinsurance Group of America, Inc.	16,190	2,036,864
RenaissanceRe Holdings, Ltd.	10,560	1,482,518
RLI Corp.	16,080	1,646,270
Root, Inc., Class A (A)	1,472	11,599
Safety Insurance Group, Inc.	2,332	190,198
Sampo OYJ, A Shares	78,125	3,335,281
Selective Insurance Group, Inc.	24,262	1,974,927
Selectquote, Inc. (A)	23,950	17,484
SiriusPoint, Ltd. (A)	16,270	80,537
Sompo Holdings, Inc.	51,091	2,044,219
Stewart Information Services Corp.	4,379	191,100
Suncorp Group, Ltd.	205,993	1,329,263
Swiss Life Holding AG	5,144	2,272,677
Swiss Re AG	49,209	3,629,360
T&D Holdings, Inc.	86,525	822,423
The Allstate Corp.	30,455	3,792,561
The Hanover Insurance Group, Inc.	8,610	1,103,285
The Hartford Financial Services Group, Inc.	37,082	2,296,859
The Progressive Corp.	66,126	7,684,502
The Travelers Companies, Inc.	26,684	4,087,989
Tiptree, Inc.	4,492	48,334
Tokio Marine Holdings, Inc.	299,655	5,325,807
Trupanion, Inc. (A)	6,370	378,569
Tryg A/S	58,743	1,212,684
United Fire Group, Inc.	3,654	104,979
Universal Insurance Holdings, Inc.	5,005	49,299
Unum Group	45,425	1,762,490
W.R. Berkley Corp.	23,202	1,498,385
Willis Towers Watson PLC	12,587	2,529,232
Zurich Insurance Group AG	24,547	9,785,675
		203,546,115
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	3,136	47,981
Annaly Capital Management, Inc.	104,157	1,787,334
Apollo Commercial Real Estate Finance, Inc.	22,675	188,203
Arbor Realty Trust, Inc.	25,253	290,410
Ares Commercial Real Estate Corp.	7,092	74,111
ARMOUR Residential REIT, Inc.	16,697	81,314
Blackstone Mortgage Trust, Inc., Class A	27,220	635,315
BrightSpire Capital, Inc.	15,975	100,802
Broadmark Realty Capital, Inc.	21,300	108,843
Chimera Investment Corp.	38,469	200,808
Claros Mortgage Trust, Inc.	14,964	175,677
Dynex Capital, Inc.	5,813	67,721
Franklin BSP Realty Trust, Inc.	13,688	147,420
Granite Point Mortgage Trust, Inc.	9,028	58,140
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,856	414,710
Invesco Mortgage Capital, Inc.	5,677	63,015

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
KKR Real Estate Finance Trust, Inc.	7,901	$128,391
Ladder Capital Corp.	18,483	165,608
MFA Financial, Inc.	16,898	131,466
New York Mortgage Trust, Inc.	63,339	148,213
Orchid Island Capital, Inc.	6,010	49,282
PennyMac Mortgage Investment Trust	14,877	175,251
Ready Capital Corp.	12,059	122,278
Redwood Trust, Inc.	19,678	112,952
TPG RE Finance Trust, Inc.	11,605	81,235
Two Harbors Investment Corp.	55,863	185,465
		5,741,945
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,257	316,867
Blue Foundry Bancorp (A)	5,384	60,032
Bridgewater Bancshares, Inc. (A)	3,848	63,377
Capitol Federal Financial, Inc.	20,966	174,018
Columbia Financial, Inc. (A)	5,514	116,511
Enact Holdings, Inc.	4,941	109,542
Essent Group, Ltd.	43,136	1,504,152
Federal Agricultural Mortgage Corp., Class C	1,492	147,917
Flagstar Bancorp, Inc.	8,295	277,053
Home Bancorp, Inc.	1,541	60,084
Kearny Financial Corp.	10,480	111,298
Luther Burbank Corp.	2,661	30,921
Merchants Bancorp	2,660	61,366
MGIC Investment Corp.	73,318	939,937
Mr. Cooper Group, Inc. (A)	11,789	477,455
New York Community Bancorp, Inc.	112,631	960,742
NMI Holdings, Inc., Class A (A)	13,869	282,512
Northfield Bancorp, Inc.	7,790	111,475
PennyMac Financial Services, Inc.	4,801	205,963
Provident Bancorp, Inc.	2,991	42,801
Provident Financial Services, Inc.	11,621	226,610
Radian Group, Inc.	28,084	541,740
Southern Missouri Bancorp, Inc.	1,493	76,188
The Hingham Institution for Savings	246	61,773
TrustCo Bank Corp. NY	3,289	103,340
Walker & Dunlop, Inc.	4,987	417,562
Waterstone Financial, Inc.	4,265	68,922
WSFS Financial Corp.	10,395	482,952
		8,033,110
		858,195,796
Health care – 13.8%
Biotechnology – 2.1%
2seventy bio, Inc. (A)	6,284	91,432
4D Molecular Therapeutics, Inc. (A)	5,196	41,776
Aadi Bioscience, Inc. (A)	2,709	38,278
AbbVie, Inc.	200,450	26,902,395
ACADIA Pharmaceuticals, Inc. (A)	19,523	319,396
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Adicet Bio, Inc. (A)	4,759	67,673
ADMA Biologics, Inc. (A)	31,255	75,950
Aduro Biotech, Inc. (A)(D)	2,435	3,750
Aerovate Therapeutics, Inc. (A)(C)	1,545	25,616
Affimed NV (A)	24,010	49,461
Agenus, Inc. (A)	44,739	91,715
Agios Pharmaceuticals, Inc. (A)	8,985	254,096
Akero Therapeutics, Inc. (A)	4,881	166,198
Albireo Pharma, Inc. (A)	2,883	55,815
Alector, Inc. (A)	10,287	97,315
Alkermes PLC (A)	26,438	590,361
Allogene Therapeutics, Inc. (A)	13,019	140,605
Allovir, Inc. (A)	5,557	43,845
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ALX Oncology Holdings, Inc. (A)	3,771	$36,088
Amgen, Inc.	60,680	13,677,272
Amicus Therapeutics, Inc. (A)	44,734	467,023
AnaptysBio, Inc. (A)	3,320	84,693
Anavex Life Sciences Corp. (A)	11,233	115,925
Anika Therapeutics, Inc. (A)	2,564	61,023
Apellis Pharmaceuticals, Inc. (A)	14,759	1,008,040
Arbutus Biopharma Corp. (A)	18,001	34,382
Arcturus Therapeutics Holdings, Inc. (A)	3,947	58,495
Arcus Biosciences, Inc. (A)	8,340	218,174
Arcutis Biotherapeutics, Inc. (A)	5,700	108,927
Argenx SE (A)	8,983	3,196,838
Arrowhead Pharmaceuticals, Inc. (A)	42,272	1,397,090
Atara Biotherapeutics, Inc. (A)	15,347	58,012
Aura Biosciences, Inc. (A)	3,126	56,643
Aurinia Pharmaceuticals, Inc. (A)	21,952	165,079
Avid Bioservices, Inc. (A)	9,980	190,818
Avidity Biosciences, Inc. (A)	8,071	131,799
Beam Therapeutics, Inc. (A)	10,325	491,883
BioCryst Pharmaceuticals, Inc. (A)	30,156	379,966
Biogen, Inc. (A)	16,513	4,408,971
Biohaven Pharmaceutical Holding Company, Ltd. (A)	10,094	1,525,910
Bioxcel Therapeutics, Inc. (A)	3,281	38,781
Bluebird Bio, Inc. (A)	12,189	77,156
Blueprint Medicines Corp. (A)	9,694	638,738
Bridgebio Pharma, Inc. (A)	17,155	170,521
C4 Therapeutics, Inc. (A)	7,155	62,749
CareDx, Inc. (A)	8,301	141,283
Caribou Biosciences, Inc. (A)	9,075	95,741
Catalyst Pharmaceuticals, Inc. (A)	15,674	201,097
Celldex Therapeutics, Inc. (A)	7,465	209,841
Century Therapeutics, Inc. (A)	3,477	34,388
Cerevel Therapeutics Holdings, Inc. (A)	8,834	249,649
ChemoCentryx, Inc. (A)	10,261	530,083
Chimerix, Inc. (A)	14,936	28,826
Chinook Therapeutics, Inc. (A)	7,074	139,075
Cogent Biosciences, Inc. (A)	7,409	110,542
Coherus Biosciences, Inc. (A)	12,153	116,790
Crinetics Pharmaceuticals, Inc. (A)	8,624	169,375
CSL, Ltd.	78,590	14,292,935
CTI BioPharma Corp. (A)	15,288	88,976
Cullinan Oncology, Inc. (A)	4,910	62,946
Cytokinetics, Inc. (A)	13,306	644,676
Day One Biopharmaceuticals, Inc. (A)	3,797	76,054
Deciphera Pharmaceuticals, Inc. (A)	7,450	137,825
Denali Therapeutics, Inc. (A)	15,999	491,009
Design Therapeutics, Inc. (A)	5,582	93,331
Dynavax Technologies Corp. (A)	19,205	200,500
Dyne Therapeutics, Inc. (A)	5,371	68,212
Eagle Pharmaceuticals, Inc. (A)	1,636	43,223
Editas Medicine, Inc. (A)	11,322	138,581
Eiger BioPharmaceuticals, Inc. (A)	6,977	52,537
Emergent BioSolutions, Inc. (A)	8,139	170,838
Enanta Pharmaceuticals, Inc. (A)	3,171	164,480
EQRx, Inc. (A)	22,382	110,791
Erasca, Inc. (A)	10,851	84,638
Exelixis, Inc. (A)	77,762	1,219,308
Fate Therapeutics, Inc. (A)	13,506	302,669
FibroGen, Inc. (A)	14,311	186,186
Foghorn Therapeutics, Inc. (A)	3,362	28,846
Forma Therapeutics Holdings, Inc. (A)	6,210	123,890
Generation Bio Company (A)	7,794	41,386
Genmab A/S (A)	10,728	3,451,235
Geron Corp. (A)	59,381	138,952

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	141,640	$8,737,772
Global Blood Therapeutics, Inc. (A)	10,098	687,674
Gossamer Bio, Inc. (A)	10,377	124,316
Grifols SA (A)	48,666	420,442
Halozyme Therapeutics, Inc. (A)	55,237	2,184,071
Heron Therapeutics, Inc. (A)	17,440	73,597
Icosavax, Inc. (A)	4,007	12,662
Ideaya Biosciences, Inc. (A)	5,924	88,386
IGM Biosciences, Inc. (A)	1,656	37,657
Imago Biosciences, Inc. (A)	4,408	66,340
ImmunityBio, Inc. (A)	13,585	67,517
ImmunoGen, Inc. (A)	34,981	167,209
Immunovant, Inc. (A)	7,304	40,756
Incyte Corp. (A)	20,840	1,388,778
Inhibrx, Inc. (A)	4,873	87,470
Inovio Pharmaceuticals, Inc. (A)	36,878	63,615
Insmed, Inc. (A)	19,388	417,618
Instil Bio, Inc. (A)	11,932	57,751
Intellia Therapeutics, Inc. (A)	12,238	684,838
Intercept Pharmaceuticals, Inc. (A)	4,040	56,358
Invivyd, Inc. (A)	9,363	29,306
Iovance Biotherapeutics, Inc. (A)	24,511	234,815
Ironwood Pharmaceuticals, Inc. (A)	22,119	229,153
iTeos Therapeutics, Inc. (A)	3,850	73,343
IVERIC bio, Inc. (A)	19,010	341,039
Janux Therapeutics, Inc. (A)	2,882	39,022
Jounce Therapeutics, Inc. (A)	7,663	17,931
KalVista Pharmaceuticals, Inc. (A)	4,196	60,884
Karuna Therapeutics, Inc. (A)	4,264	959,102
Karyopharm Therapeutics, Inc. (A)	12,737	69,544
Keros Therapeutics, Inc. (A)	2,756	103,681
Kezar Life Sciences, Inc. (A)	7,630	65,694
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,352	68,720
Kinnate Biopharma, Inc. (A)	4,870	58,197
Kodiak Sciences, Inc. (A)	5,629	43,568
Kronos Bio, Inc. (A)	7,668	25,688
Krystal Biotech, Inc. (A)	3,382	235,725
Kura Oncology, Inc. (A)	10,338	141,217
Kymera Therapeutics, Inc. (A)	6,193	134,822
Lexicon Pharmaceuticals, Inc. (A)	12,996	31,190
Ligand Pharmaceuticals, Inc. (A)	2,451	211,056
Lyell Immunopharma, Inc. (A)(C)	28,276	207,263
MacroGenics, Inc. (A)	10,572	36,579
Madrigal Pharmaceuticals, Inc. (A)	2,079	135,114
MannKind Corp. (A)	40,592	125,429
MeiraGTx Holdings PLC (A)	5,257	44,211
Mersana Therapeutics, Inc. (A)	14,630	98,899
MiMedx Group, Inc. (A)	19,158	54,983
Mirum Pharmaceuticals, Inc. (A)	2,601	54,647
Moderna, Inc. (A)	38,139	4,509,937
Monte Rosa Therapeutics, Inc. (A)	4,987	40,744
Morphic Holding, Inc. (A)	4,253	120,360
Myriad Genetics, Inc. (A)	12,971	247,487
Neurocrine Biosciences, Inc. (A)	23,108	2,454,301
Nkarta, Inc. (A)	5,322	70,038
Nurix Therapeutics, Inc. (A)	7,355	95,836
Nuvalent, Inc., Class A (A)	2,867	55,734
Ocugen, Inc. (A)(C)	36,158	64,361
Organogenesis Holdings, Inc. (A)	11,973	38,793
PDL BioPharma, Inc. (A)(D)	23,030	31,781
PMV Pharmaceuticals, Inc. (A)	6,091	72,483
Point Biopharma Global, Inc. (A)	12,231	94,546
Precigen, Inc. (A)	18,288	38,771
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	17,425
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Prometheus Biosciences, Inc. (A)	4,761	$280,947
Protagonist Therapeutics, Inc. (A)	7,712	65,012
Prothena Corp. PLC (A)	5,817	352,685
PTC Therapeutics, Inc. (A)	11,377	571,125
Radius Health, Inc. (A)(D)	8,191	655
Rallybio Corp. (A)	2,796	40,458
RAPT Therapeutics, Inc. (A)	4,294	103,314
Recursion Pharmaceuticals, Inc., Class A (A)	22,134	235,506
Regeneron Pharmaceuticals, Inc. (A)	12,103	8,337,394
REGENXBIO, Inc. (A)	6,533	172,667
Relay Therapeutics, Inc. (A)	12,513	279,916
Replimune Group, Inc. (A)	5,011	86,540
REVOLUTION Medicines, Inc. (A)	10,281	202,741
Rigel Pharmaceuticals, Inc. (A)	31,166	36,776
Rocket Pharmaceuticals, Inc. (A)	7,211	115,088
Sage Therapeutics, Inc. (A)	8,463	331,411
Sana Biotechnology, Inc. (A)	14,716	88,296
Sangamo Therapeutics, Inc. (A)	20,085	98,417
Seres Therapeutics, Inc. (A)	12,248	78,632
Sorrento Therapeutics, Inc. (A)	62,106	97,506
SpringWorks Therapeutics, Inc. (A)	5,700	162,621
Stoke Therapeutics, Inc. (A)	3,797	48,753
Sutro Biopharma, Inc. (A)	7,770	43,124
Swedish Orphan Biovitrum AB (A)	27,558	532,611
Syndax Pharmaceuticals, Inc. (A)	8,485	203,895
Tango Therapeutics, Inc. (A)	8,067	29,203
TG Therapeutics, Inc. (A)	21,976	130,098
Travere Therapeutics, Inc. (A)	9,844	242,556
Twist Bioscience Corp. (A)	9,119	321,354
United Therapeutics Corp. (A)	10,998	2,302,761
Vanda Pharmaceuticals, Inc. (A)	9,030	89,216
Vaxart, Inc. (A)	20,577	44,858
Vaxcyte, Inc. (A)	8,539	204,936
VBI Vaccines, Inc. (A)	35,315	24,925
Vera Therapeutics, Inc. (A)	2,344	49,951
Veracyte, Inc. (A)	11,689	194,037
Vericel Corp. (A)	7,680	178,176
Vertex Pharmaceuticals, Inc. (A)	29,162	8,443,565
Verve Therapeutics, Inc. (A)	6,068	208,436
Vir Biotechnology, Inc. (A)	11,717	225,904
Viridian Therapeutics, Inc. (A)	4,382	89,875
Xencor, Inc. (A)	9,300	241,614
Y-mAbs Therapeutics, Inc. (A)	6,084	87,731
Zentalis Pharmaceuticals, Inc. (A)	6,313	136,740
		135,552,538
Health care equipment and supplies – 2.5%
Abbott Laboratories	198,645	19,220,890
ABIOMED, Inc. (A)	5,024	1,234,196
Alcon, Inc.	81,525	4,735,415
Align Technology, Inc. (A)	8,108	1,679,248
Alphatec Holdings, Inc. (A)	11,761	102,791
AngioDynamics, Inc. (A)	6,055	123,885
Artivion, Inc. (A)	6,391	88,451
Asahi Intecc Company, Ltd.	35,500	566,165
AtriCure, Inc. (A)	7,416	289,966
Atrion Corp.	212	119,780
Avanos Medical, Inc. (A)	7,590	165,310
Axogen, Inc. (A)	6,836	81,485
Axonics, Inc. (A)	7,603	535,555
Baxter International, Inc.	56,792	3,058,817
Becton, Dickinson and Company	32,261	7,188,719
BioLife Solutions, Inc. (A)	5,539	126,012
BioMerieux	6,832	540,410
Bioventus, Inc., Class A (A)	5,506	38,542

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Boston Scientific Corp. (A)	161,632	$6,260,007
Butterfly Network, Inc. (A)	21,952	103,174
Cardiovascular Systems, Inc. (A)	6,672	92,474
Carl Zeiss Meditec AG, Bearer Shares	6,566	682,037
Cerus Corp. (A)	28,293	101,855
Cochlear, Ltd.	10,731	1,332,978
Coloplast A/S, B Shares	19,382	1,969,683
CONMED Corp.	4,534	363,491
CryoPort, Inc. (A)	7,258	176,805
Cue Health, Inc. (A)	17,808	53,602
Cutera, Inc. (A)	2,712	123,667
Demant A/S (A)	15,034	371,662
Dentsply Sirona, Inc.	25,493	722,727
DexCom, Inc. (A)	44,524	3,585,963
DiaSorin SpA	4,108	458,422
Edwards Lifesciences Corp. (A)	70,313	5,809,963
Embecta Corp.	9,364	269,590
Enovis Corp. (A)	11,510	530,266
Envista Holdings Corp. (A)	39,479	1,295,306
Figs, Inc., Class A (A)	20,765	171,311
Fisher & Paykel Healthcare Corp., Ltd.	94,184	976,206
Getinge AB, B Shares	37,318	638,180
Glaukos Corp. (A)	7,408	394,402
Globus Medical, Inc., Class A (A)	18,614	1,108,836
GN Store Nord A/S	21,264	372,469
Haemonetics Corp. (A)	20,590	1,524,278
Heska Corp. (A)	1,607	117,182
Hologic, Inc. (A)	28,672	1,849,917
Hoya Corp.	59,707	5,753,279
ICU Medical, Inc. (A)	4,851	730,561
IDEXX Laboratories, Inc. (A)	9,492	3,092,494
Inari Medical, Inc. (A)	19,432	1,411,540
Inogen, Inc. (A)	3,822	92,798
Inspire Medical Systems, Inc. (A)	4,399	780,251
Integer Holdings Corp. (A)	5,294	329,446
Integra LifeSciences Holdings Corp. (A)	17,554	743,587
Intuitive Surgical, Inc. (A)	40,573	7,605,003
iRadimed Corp.	1,206	36,252
iRhythm Technologies, Inc. (A)	4,839	606,230
Koninklijke Philips NV	144,207	2,220,282
Lantheus Holdings, Inc. (A)	11,074	778,834
LeMaitre Vascular, Inc.	3,124	158,324
LivaNova PLC (A)	21,617	1,097,495
Masimo Corp. (A)	11,677	1,648,325
Medtronic PLC	150,661	12,165,876
Meridian Bioscience, Inc. (A)	6,862	216,359
Merit Medical Systems, Inc. (A)	9,021	509,777
Mesa Laboratories, Inc.	807	113,650
Nano-X Imaging, Ltd. (A)	6,974	79,992
Neogen Corp. (A)	69,741	974,282
Nevro Corp. (A)	5,672	264,315
NuVasive, Inc. (A)	21,041	921,806
Olympus Corp.	201,408	3,874,633
Omnicell, Inc. (A)	17,816	1,550,526
OraSure Technologies, Inc. (A)	12,619	47,826
Orthofix Medical, Inc. (A)	3,183	60,827
OrthoPediatrics Corp. (A)	2,352	108,521
Outset Medical, Inc. (A)	7,941	126,500
Paragon 28, Inc. (A)(C)	7,531	134,202
Penumbra, Inc. (A)	9,155	1,735,788
PROCEPT BioRobotics Corp. (A)	4,172	172,971
Pulmonx Corp. (A)	5,724	95,362
QuidelOrtho Corp. (A)	13,104	936,674
ResMed, Inc.	16,520	3,606,316
RxSight, Inc. (A)	3,481	41,772
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
SeaSpine Holdings Corp. (A)	6,531	$37,096
Senseonics Holdings, Inc. (A)	75,134	99,177
Shockwave Medical, Inc. (A)	14,451	4,018,390
SI-BONE, Inc. (A)	5,661	98,841
Siemens Healthineers AG (B)	46,008	1,973,535
Sight Sciences, Inc. (A)	3,825	24,289
Silk Road Medical, Inc. (A)	5,618	252,810
Smith & Nephew PLC	142,327	1,642,849
Sonova Holding AG	8,760	1,927,733
STAAR Surgical Company (A)	19,390	1,367,965
STERIS PLC	11,510	1,913,883
Straumann Holding AG	18,210	1,665,489
Stryker Corp.	38,076	7,711,913
Surmodics, Inc. (A)	2,280	69,312
Sysmex Corp.	27,379	1,463,030
Tactile Systems Technology, Inc. (A)	3,594	27,997
Tandem Diabetes Care, Inc. (A)	15,517	742,488
Teleflex, Inc.	5,463	1,100,576
Terumo Corp.	105,334	2,960,960
The Cooper Companies, Inc.	5,654	1,492,091
TransMedics Group, Inc. (A)	4,386	183,072
Treace Medical Concepts, Inc. (A)	5,467	120,657
UFP Technologies, Inc. (A)	1,125	96,570
Utah Medical Products, Inc.	571	48,712
Varex Imaging Corp. (A)	6,267	132,484
Vicarious Surgical, Inc. (A)	9,819	32,894
ViewRay, Inc. (A)	25,083	91,302
Zimmer Biomet Holdings, Inc.	23,996	2,508,782
Zimvie, Inc. (A)	3,465	34,200
Zynex, Inc.	3,857	34,983
		160,048,846
Health care providers and services – 2.3%
1Life Healthcare, Inc. (A)	29,427	504,673
23andMe Holding Company, Class A (A)(C)	28,530	81,596
Acadia Healthcare Company, Inc. (A)	21,949	1,715,973
Accolade, Inc. (A)	9,840	112,373
AdaptHealth Corp. (A)	11,735	220,383
Addus HomeCare Corp. (A)	2,517	239,719
Agiliti, Inc. (A)	4,494	64,309
Alignment Healthcare, Inc. (A)	13,912	164,718
Amedisys, Inc. (A)	7,839	758,737
AmerisourceBergen Corp.	17,610	2,383,161
AMN Healthcare Services, Inc. (A)	7,219	764,925
Amplifon SpA	20,314	529,267
Apollo Medical Holdings, Inc. (A)	6,370	248,430
Brookdale Senior Living, Inc. (A)	30,929	132,067
Cano Health, Inc. (A)	26,962	233,761
Cardinal Health, Inc.	31,313	2,087,951
CareMax, Inc. (A)	10,121	71,758
Castle Biosciences, Inc. (A)	3,971	103,564
Centene Corp. (A)	64,809	5,042,788
Chemed Corp.	3,601	1,572,053
Cigna Corp.	34,591	9,597,965
Clover Health Investments Corp. (A)	62,952	107,018
Community Health Systems, Inc. (A)	20,734	44,578
CorVel Corp. (A)	1,458	201,831
Covetrus, Inc. (A)	17,261	360,410
Cross Country Healthcare, Inc. (A)	6,003	170,305
CVS Health Corp.	148,983	14,208,509
DaVita, Inc. (A)	6,304	521,782
DocGo, Inc. (A)	13,374	132,670
Elevance Health, Inc.	27,253	12,379,403
Encompass Health Corp.	24,109	1,090,450

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fresenius Medical Care AG & Company KGaA	33,465	$942,810
Fresenius SE & Company KGaA	68,339	1,456,659
Fulgent Genetics, Inc. (A)	3,518	134,106
Hanger, Inc. (A)	6,368	119,209
HCA Healthcare, Inc.	24,402	4,484,844
HealthEquity, Inc. (A)	33,844	2,273,301
Henry Schein, Inc. (A)	15,128	994,969
Hims & Hers Health, Inc. (A)	20,148	112,426
Humana, Inc.	14,293	6,934,821
Invitae Corp. (A)	37,841	93,089
Laboratory Corp. of America Holdings	10,362	2,122,241
LHC Group, Inc. (A)	12,322	2,016,619
LifeStance Health Group, Inc. (A)	12,174	80,592
McKesson Corp.	16,233	5,517,110
ModivCare, Inc. (A)	2,079	207,235
Molina Healthcare, Inc. (A)	6,586	2,172,326
National HealthCare Corp.	1,999	126,617
National Research Corp.	2,408	95,838
NMC Health PLC (A)	19,536	391
OPKO Health, Inc. (A)	67,098	126,815
Option Care Health, Inc. (A)	60,697	1,910,135
Owens & Minor, Inc.	11,885	286,429
Patterson Companies, Inc.	34,954	839,595
Pediatrix Medical Group, Inc. (A)	14,055	232,048
PetIQ, Inc. (A)	4,549	31,388
Privia Health Group, Inc. (A)	7,097	241,724
Progyny, Inc. (A)	30,210	1,119,583
Quest Diagnostics, Inc.	13,036	1,599,387
R1 RCM, Inc. (A)	55,140	1,021,744
RadNet, Inc. (A)	8,130	165,446
Ramsay Health Care, Ltd.	29,873	1,096,564
Select Medical Holdings Corp.	17,573	388,363
Sema4 Holdings Corp. (A)	27,704	24,310
Sonic Healthcare, Ltd.	74,410	1,451,382
Surgery Partners, Inc. (A)	6,499	152,077
Tenet Healthcare Corp. (A)	26,068	1,344,587
The Ensign Group, Inc.	8,727	693,797
The Joint Corp. (A)	2,454	38,552
The Pennant Group, Inc. (A)	4,509	46,939
UnitedHealth Group, Inc.	106,039	53,553,937
Universal Health Services, Inc., Class B	7,500	661,350
US Physical Therapy, Inc.	2,086	158,578
		152,917,060
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	18,553	282,562
American Well Corp., Class A (A)	37,830	135,810
Computer Programs & Systems, Inc. (A)	2,386	66,522
Evolent Health, Inc., Class A (A)	13,318	478,516
Health Catalyst, Inc. (A)	9,019	87,484
HealthStream, Inc. (A)	4,027	85,614
M3, Inc.	71,986	2,009,975
MultiPlan Corp. (A)	61,518	175,941
NextGen Healthcare, Inc. (A)	9,165	162,221
OptimizeRx Corp. (A)	3,143	46,579
Phreesia, Inc. (A)	8,068	205,573
Schrodinger, Inc. (A)	8,848	221,023
Simulations Plus, Inc.	2,544	123,486
		4,081,306
Life sciences tools and services – 1.3%
AbCellera Biologics, Inc. (A)	33,546	331,770
Absci Corp. (A)(C)	9,050	28,327
Adaptive Biotechnologies Corp. (A)	18,310	130,367
Agilent Technologies, Inc.	33,939	4,125,285
Akoya Biosciences, Inc. (A)	2,823	33,170
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Azenta, Inc.	18,126	$776,880
Bachem Holding AG	5,415	340,561
Berkeley Lights, Inc. (A)	10,011	28,631
Bionano Genomics, Inc. (A)	48,312	88,411
Bio-Rad Laboratories, Inc., Class A (A)	2,363	985,702
Bio-Techne Corp.	4,347	1,234,548
Bruker Corp.	24,340	1,291,480
Charles River Laboratories International, Inc. (A)	5,885	1,158,168
Codexis, Inc. (A)	10,309	62,473
Cytek Biosciences, Inc. (A)	18,678	274,940
Danaher Corp.	74,228	19,172,350
Eurofins Scientific SE	21,956	1,303,403
Illumina, Inc. (A)	17,668	3,370,878
Inotiv, Inc. (A)	2,953	49,758
IQVIA Holdings, Inc. (A)	20,978	3,799,955
Lonza Group AG	12,149	5,915,238
MaxCyte, Inc. (A)	14,915	96,948
Medpace Holdings, Inc. (A)	10,505	1,651,071
Mettler-Toledo International, Inc. (A)	2,567	2,782,936
NanoString Technologies, Inc. (A)	7,755	99,031
NeoGenomics, Inc. (A)	20,459	176,152
Pacific Biosciences of California, Inc. (A)	36,939	214,431
PerkinElmer, Inc.	14,504	1,745,266
QIAGEN NV (A)	37,109	1,545,386
Quanterix Corp. (A)	5,890	64,908
Quantum-Si, Inc. (A)	15,587	42,864
Repligen Corp. (A)	12,469	2,333,075
Sartorius Stedim Biotech	4,512	1,383,996
Seer, Inc. (A)	8,731	67,578
Singular Genomics Systems, Inc. (A)	9,789	24,473
SomaLogic, Inc. (A)	25,031	72,590
Sotera Health Company (A)	23,924	163,162
Syneos Health, Inc. (A)	24,803	1,169,461
Thermo Fisher Scientific, Inc.	44,419	22,528,873
Waters Corp. (A)	6,784	1,828,492
West Pharmaceutical Services, Inc.	8,265	2,033,851
		84,526,839
Pharmaceuticals – 5.5%
Aclaris Therapeutics, Inc. (A)	9,789	154,079
Aerie Pharmaceuticals, Inc. (A)	7,889	119,361
Amneal Pharmaceuticals, Inc. (A)	18,088	36,538
Amphastar Pharmaceuticals, Inc. (A)	6,193	174,023
Amylyx Pharmaceuticals, Inc. (A)	1,904	53,598
ANI Pharmaceuticals, Inc. (A)	2,131	68,490
Arvinas, Inc. (A)	7,931	352,850
Astellas Pharma, Inc.	299,547	3,968,185
AstraZeneca PLC	252,793	27,789,388
Atea Pharmaceuticals, Inc. (A)	12,525	71,267
Axsome Therapeutics, Inc. (A)	4,691	209,312
Bayer AG	160,281	7,384,868
Bristol-Myers Squibb Company	241,978	17,202,216
Cara Therapeutics, Inc. (A)	7,519	70,378
Cassava Sciences, Inc. (A)(C)	6,272	262,295
Catalent, Inc. (A)	20,672	1,495,826
Chugai Pharmaceutical Company, Ltd.	109,602	2,738,195
CinCor Pharma, Inc. (A)	2,227	73,090
Collegium Pharmaceutical, Inc. (A)	5,567	89,183
Corcept Therapeutics, Inc. (A)	13,790	353,576
Daiichi Sankyo Company, Ltd.	285,858	7,989,974
DICE Therapeutics, Inc. (A)	4,712	95,559
Edgewise Therapeutics, Inc. (A)	5,105	50,233
Eisai Company, Ltd.	41,168	2,209,037
Eli Lilly & Company	89,385	28,902,640

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Esperion Therapeutics, Inc. (A)	10,928	$73,218
Evolus, Inc. (A)	5,718	46,030
EyePoint Pharmaceuticals, Inc. (A)	4,677	36,995
Fulcrum Therapeutics, Inc. (A)	5,899	47,723
GSK PLC	663,555	9,583,524
Harmony Biosciences Holdings, Inc. (A)	4,245	188,011
Hikma Pharmaceuticals PLC	27,066	407,966
Innoviva, Inc. (A)	10,152	117,865
Intra-Cellular Therapies, Inc. (A)	14,863	691,575
Ipsen SA	6,153	569,461
Jazz Pharmaceuticals PLC (A)	15,145	2,018,677
Johnson & Johnson	298,002	48,681,607
Kyowa Kirin Company, Ltd.	44,059	1,013,013
Liquidia Corp. (A)	8,156	44,369
Merck & Company, Inc.	287,076	24,722,985
Merck KGaA	21,086	3,413,418
Nektar Therapeutics (A)	30,174	96,557
NGM Biopharmaceuticals, Inc. (A)	6,578	86,040
Nippon Shinyaku Company, Ltd.	8,000	408,174
Novartis AG	352,948	26,907,669
Novo Nordisk A/S, B Shares	270,082	26,904,974
Nuvation Bio, Inc. (A)	20,338	45,557
Ocular Therapeutix, Inc. (A)	13,168	54,647
Ono Pharmaceutical Company, Ltd.	59,100	1,380,501
Organon & Company	29,567	691,868
Orion OYJ, Class B	17,400	732,670
Otsuka Holdings Company, Ltd.	63,693	2,016,831
Pacira BioSciences, Inc. (A)	7,281	387,276
Perrigo Company PLC	32,527	1,159,913
Pfizer, Inc.	636,074	27,834,598
Phathom Pharmaceuticals, Inc. (A)	4,106	45,494
Phibro Animal Health Corp., Class A	3,563	47,352
Prestige Consumer Healthcare, Inc. (A)	8,055	401,381
Provention Bio, Inc. (A)	9,830	44,235
Reata Pharmaceuticals, Inc., Class A (A)	4,661	117,131
Recordati Industria Chimica e Farmaceutica SpA	17,059	624,334
Relmada Therapeutics, Inc. (A)	4,497	166,479
Revance Therapeutics, Inc. (A)	11,465	309,555
Roche Holding AG	114,622	37,313,195
Roche Holding AG, Bearer Shares	4,352	1,700,024
Sanofi	185,779	14,146,417
Shionogi & Company, Ltd.	43,211	2,086,837
SIGA Technologies, Inc.	7,655	78,847
Supernus Pharmaceuticals, Inc. (A)	7,898	267,347
Takeda Pharmaceutical Company, Ltd.	245,198	6,367,248
Tarsus Pharmaceuticals, Inc. (A)	3,061	52,404
Teva Pharmaceutical Industries, Ltd., ADR (A)	181,108	1,461,542
Theravance Biopharma, Inc. (A)	10,796	109,471
Tricida, Inc. (A)	5,631	59,013
UCB SA	20,627	1,431,469
Ventyx Biosciences, Inc. (A)	3,729	130,179
Viatris, Inc.	141,032	1,201,593
Vifor Pharma AG (C)	7,427	1,348,296
Xeris Biopharma Holdings, Inc. (A)	22,102	34,479
Zoetis, Inc.	53,144	7,880,724
Zogenix, Inc. (A)(D)	9,475	18,950
		359,721,869
		896,848,458
Industrials – 10.8%
Aerospace and defense – 1.4%
AAR Corp. (A)	5,461	195,613
Aerojet Rocketdyne Holdings, Inc. (A)	12,783	511,192
AeroVironment, Inc. (A)	3,775	314,684
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
AerSale Corp. (A)	2,742	$50,837
Airbus SE	96,438	8,312,990
Archer Aviation, Inc., Class A (A)	20,792	54,267
Astra Space, Inc. (A)	27,271	16,663
Astronics Corp. (A)	4,528	35,590
Axon Enterprise, Inc. (A)	16,315	1,888,461
BAE Systems PLC	514,905	4,524,172
Cadre Holdings, Inc.	2,696	64,866
Curtiss-Wright Corp.	9,277	1,290,987
Dassault Aviation SA	4,086	464,868
Ducommun, Inc. (A)	1,869	74,125
Elbit Systems, Ltd.	4,339	821,517
General Dynamics Corp.	25,490	5,408,213
Hexcel Corp.	20,321	1,051,002
Howmet Aerospace, Inc.	40,947	1,266,491
Huntington Ingalls Industries, Inc.	4,349	963,304
Kaman Corp.	4,607	128,674
Kongsberg Gruppen ASA	14,588	442,710
Kratos Defense & Security Solutions, Inc. (A)	20,241	205,649
L3Harris Technologies, Inc.	21,824	4,535,682
Lockheed Martin Corp.	26,789	10,348,323
Maxar Technologies, Inc.	11,855	221,926
Mercury Systems, Inc. (A)	13,935	565,761
Moog, Inc., Class A	4,603	323,821
MTU Aero Engines AG	8,718	1,302,944
National Presto Industries, Inc.	896	58,285
Northrop Grumman Corp.	16,531	7,774,860
Park Aerospace Corp.	3,719	41,058
Parsons Corp. (A)	5,432	212,934
Raytheon Technologies Corp.	167,200	13,686,992
Rheinmetall AG	7,107	1,094,247
Rocket Lab USA, Inc. (A)	35,027	142,560
Rolls-Royce Holdings PLC (A)	1,365,161	1,045,509
Safran SA	55,763	5,073,861
Singapore Technologies Engineering, Ltd.	254,752	632,919
Textron, Inc.	23,940	1,394,744
Thales SA	17,409	1,918,366
The Boeing Company (A)	63,306	7,665,090
TransDigm Group, Inc.	5,855	3,072,821
Triumph Group, Inc. (A)	10,585	90,925
V2X, Inc. (A)	1,989	70,411
Virgin Galactic Holdings, Inc. (A)	37,304	175,702
Woodward, Inc.	14,537	1,166,740
		90,703,356
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	9,540	229,819
Atlas Air Worldwide Holdings, Inc. (A)	4,523	432,263
CH Robinson Worldwide, Inc.	14,108	1,358,741
Deutsche Post AG	161,721	4,874,213
DSV A/S	30,541	3,577,799
Expeditors International of Washington, Inc.	18,649	1,646,893
FedEx Corp.	26,946	4,000,673
Forward Air Corp.	4,335	391,277
GXO Logistics, Inc. (A)	28,660	1,004,820
Hub Group, Inc., Class A (A)	5,406	372,906
Nippon Express Holdings, Inc.	12,546	637,700
Radiant Logistics, Inc. (A)	6,639	37,776
SG Holdings Company, Ltd.	47,000	643,741
United Parcel Service, Inc., Class B	83,018	13,410,728

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Yamato Holdings Company, Ltd.	47,593	$714,723
		33,334,072
Airlines – 0.2%
Alaska Air Group, Inc. (A)	14,682	574,800
Allegiant Travel Company (A)	2,478	180,844
American Airlines Group, Inc. (A)	75,534	909,429
ANA Holdings, Inc. (A)	26,049	490,037
Blade Air Mobility, Inc. (A)	9,385	37,822
Delta Air Lines, Inc. (A)	73,548	2,063,757
Deutsche Lufthansa AG (A)	97,521	560,566
Frontier Group Holdings, Inc. (A)	6,169	59,839
Hawaiian Holdings, Inc. (A)	8,424	110,776
Japan Airlines Company, Ltd. (A)	23,540	421,554
JetBlue Airways Corp. (A)	78,250	518,798
Joby Aviation, Inc. (A)(C)	41,070	177,833
Qantas Airways, Ltd. (A)	150,775	483,855
Singapore Airlines, Ltd. (A)	218,627	772,695
SkyWest, Inc. (A)	8,156	132,617
Southwest Airlines Company (A)	66,004	2,035,563
Spirit Airlines, Inc.	17,620	331,608
Sun Country Airlines Holdings, Inc. (A)	5,239	71,303
United Airlines Holdings, Inc. (A)	37,760	1,228,333
Wheels Up Experience, Inc. (A)	27,602	31,742
		11,193,771
Building products – 0.8%
A.O. Smith Corp.	13,887	674,630
AAON, Inc.	7,097	382,386
AGC, Inc.	31,576	983,019
Allegion PLC	10,175	912,494
American Woodmark Corp. (A)	2,770	121,492
Apogee Enterprises, Inc.	3,665	140,076
Assa Abloy AB, B Shares	163,524	3,063,794
Builders FirstSource, Inc. (A)	37,711	2,221,932
Caesarstone, Ltd.	4,497	41,867
Carlisle Companies, Inc.	12,498	3,504,564
Carrier Global Corp.	96,008	3,414,044
Cie de Saint-Gobain	81,218	2,903,998
CSW Industrials, Inc.	2,404	287,999
Daikin Industries, Ltd.	40,697	6,262,004
Fortune Brands Home & Security, Inc.	14,085	756,224
Geberit AG	5,853	2,509,697
Gibraltar Industries, Inc. (A)	5,398	220,940
Griffon Corp.	7,501	221,430
Insteel Industries, Inc.	3,126	82,933
Janus International Group, Inc. (A)	13,645	121,713
JELD-WEN Holding, Inc. (A)	14,251	124,696
Johnson Controls International PLC	78,553	3,866,379
Kingspan Group PLC	25,191	1,134,969
Lennox International, Inc.	7,790	1,734,599
Lixil Corp.	48,550	712,364
Masco Corp.	25,854	1,207,123
Masonite International Corp. (A)	3,683	262,561
Nibe Industrier AB, B Shares	247,251	2,205,534
Owens Corning	23,253	1,827,918
PGT Innovations, Inc. (A)	9,664	202,557
Quanex Building Products Corp.	5,510	100,062
Resideo Technologies, Inc. (A)	23,496	447,834
ROCKWOOL A/S, B Shares	1,452	229,035
Simpson Manufacturing Company, Inc.	17,411	1,365,022
TOTO, Ltd.	23,100	771,390
Trane Technologies PLC	26,387	3,821,101
Trex Company, Inc. (A)	26,642	1,170,649
UFP Industries, Inc.	9,842	710,199
View, Inc. (A)(C)	19,317	25,885
Xinyi Glass Holdings, Ltd.	296,000	428,070
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	20,044	$491,078
		51,666,261
Commercial services and supplies – 0.6%
ABM Industries, Inc.	10,837	414,299
ACCO Brands Corp.	15,626	76,567
ACV Auctions, Inc., Class A (A)	18,612	133,820
Aris Water Solution, Inc., Class A	3,614	46,115
Brady Corp., Class A	7,505	313,184
Brambles, Ltd.	234,226	1,713,466
BrightView Holdings, Inc. (A)	7,262	57,660
Casella Waste Systems, Inc., Class A (A)	8,065	616,085
Cimpress PLC (A)	3,003	73,513
Cintas Corp.	9,647	3,744,869
Clean Harbors, Inc. (A)	12,157	1,337,027
Copart, Inc. (A)	24,555	2,612,652
CoreCivic, Inc. (A)	19,619	173,432
Dai Nippon Printing Company, Ltd.	36,273	726,701
Deluxe Corp.	7,238	120,513
Ennis, Inc.	4,455	89,679
Harsco Corp. (A)	13,386	50,064
Healthcare Services Group, Inc.	12,195	147,438
Heritage-Crystal Clean, Inc. (A)	2,697	79,750
HNI Corp.	6,796	180,162
IAA, Inc. (A)	32,316	1,029,265
Interface, Inc.	9,932	89,289
KAR Auction Services, Inc. (A)	19,603	218,966
Kimball International, Inc., Class B	7,430	46,735
Li-Cycle Holdings Corp. (A)(C)	21,816	116,061
Matthews International Corp., Class A	5,076	113,753
MillerKnoll, Inc.	30,686	478,702
Montrose Environmental Group, Inc. (A)	4,534	152,569
MSA Safety, Inc.	8,886	971,062
Pitney Bowes, Inc.	28,752	66,992
Rentokil Initial PLC	304,082	1,611,779
Republic Services, Inc.	23,476	3,193,675
Rollins, Inc.	26,395	915,379
Secom Company, Ltd.	34,255	1,953,189
Securitas AB, B Shares (C)	51,086	354,641
SP Plus Corp. (A)	3,844	120,394
Steelcase, Inc., Class A	14,098	91,919
Stericycle, Inc. (A)	22,273	937,916
Tetra Tech, Inc.	12,883	1,655,852
The Brink's Company	18,942	917,550
The GEO Group, Inc. (A)	19,142	147,393
Toppan, Inc.	42,762	636,985
UniFirst Corp.	2,389	401,901
Viad Corp. (A)	3,416	107,877
VSE Corp.	1,869	66,163
Waste Management, Inc.	42,600	6,824,946
		35,927,949
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	37,676	846,555
AECOM	33,742	2,306,941
Ameresco, Inc., Class A (A)	5,183	344,566
API Group Corp. (A)	33,792	448,420
Arcosa, Inc.	7,835	448,005
Argan, Inc.	2,400	77,208
Bouygues SA	37,444	979,479
Comfort Systems USA, Inc.	5,749	559,550
Construction Partners, Inc., Class A (A)	6,698	175,689
Dycom Industries, Inc. (A)	11,822	1,129,356
Eiffage SA	13,590	1,089,823
EMCOR Group, Inc.	20,103	2,321,494
Ferrovial SA	78,690	1,786,153

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp. (A)	57,499	$1,431,150
Granite Construction, Inc.	7,420	188,394
Great Lakes Dredge & Dock Corp. (A)	10,886	82,516
IES Holdings, Inc. (A)	1,540	42,535
Infrastructure and Energy Alternatives, Inc. (A)	5,151	69,745
Kajima Corp.	68,985	653,875
MasTec, Inc. (A)	13,807	876,745
MDU Resources Group, Inc.	49,134	1,343,815
MYR Group, Inc. (A)	2,721	230,550
Northwest Pipe Company (A)	1,696	47,658
NV5 Global, Inc. (A)	2,197	272,033
Obayashi Corp.	105,915	679,759
Primoris Services Corp.	8,707	141,489
Quanta Services, Inc.	16,089	2,049,578
Shimizu Corp.	90,029	440,156
Skanska AB, B Shares	55,504	690,789
Sterling Infrastructure, Inc. (A)	4,888	104,945
Taisei Corp.	29,473	817,393
Tutor Perini Corp. (A)	7,537	41,604
Valmont Industries, Inc.	5,159	1,385,811
Vinci SA	87,055	7,039,330
		31,143,109
Electrical equipment – 1.0%
ABB, Ltd.	267,975	6,918,961
Acuity Brands, Inc.	7,904	1,244,643
Allied Motion Technologies, Inc.	2,415	69,117
AMETEK, Inc.	26,012	2,950,021
Array Technologies, Inc. (A)	24,550	407,039
Atkore, Inc. (A)	6,974	542,647
AZZ, Inc.	3,980	145,310
Babcock & Wilcox Enterprises, Inc. (A)	10,097	64,419
Blink Charging Company (A)(C)	6,088	107,879
Bloom Energy Corp., Class A (A)	26,465	529,035
Eaton Corp. PLC	45,184	6,025,738
Emerson Electric Company	67,205	4,920,750
Encore Wire Corp.	3,097	357,827
EnerSys	16,524	961,201
Enovix Corp. (A)	17,735	325,171
ESS Tech, Inc. (A)	13,893	56,822
Fluence Energy, Inc. (A)	6,037	88,080
FTC Solar, Inc. (A)	7,434	22,005
FuelCell Energy, Inc. (A)	60,240	205,418
Fuji Electric Company, Ltd.	20,740	760,139
Generac Holdings, Inc. (A)	7,357	1,310,576
GrafTech International, Ltd.	32,221	138,873
Hubbell, Inc.	12,970	2,892,310
Legrand SA	43,634	2,821,334
Mitsubishi Electric Corp.	315,297	2,852,822
Nidec Corp.	72,986	4,085,473
NuScale Power Corp. (A)	2,964	34,620
nVent Electric PLC	40,227	1,271,575
Powell Industries, Inc.	1,663	35,056
Prysmian SpA	41,560	1,190,439
Regal Rexnord Corp.	16,063	2,254,603
Rockwell Automation, Inc.	13,023	2,801,378
Schneider Electric SE	88,514	9,997,723
Shoals Technologies Group, Inc., Class A (A)	18,227	392,792
Siemens Energy AG	71,131	783,207
Siemens Gamesa Renewable Energy SA (A)	38,895	678,131
Stem, Inc. (A)	23,585	314,624
SunPower Corp. (A)	33,948	782,162
Sunrun, Inc. (A)	51,249	1,413,960
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (A)	5,899	$90,904
TPI Composites, Inc. (A)	6,188	69,801
Vestas Wind Systems A/S	164,759	3,033,684
Vicor Corp. (A)	8,971	530,545
		66,478,814
Industrial conglomerates – 0.9%
3M Company	62,771	6,936,196
Brookfield Business Corp., Class A	4,321	95,494
CK Hutchison Holdings, Ltd.	437,738	2,410,293
DCC PLC	16,094	835,803
General Electric Company	124,252	7,692,441
Hitachi, Ltd.	157,994	6,723,603
Honeywell International, Inc.	76,338	12,746,156
Investment AB Latour, B Shares	24,155	399,664
Jardine Matheson Holdings, Ltd.	26,000	1,314,507
Keppel Corp., Ltd.	237,645	1,143,522
Lifco AB, B Shares	38,032	527,619
Melrose Industries PLC	713,356	797,651
Siemens AG	124,809	12,199,187
Smiths Group PLC	61,181	1,019,091
Toshiba Corp.	63,628	2,266,765
		57,107,992
Machinery – 2.2%
AGCO Corp.	14,960	1,438,703
Alamo Group, Inc.	1,620	198,077
Albany International Corp., Class A	5,111	402,900
Alfa Laval AB	47,266	1,172,055
Alstom SA	51,835	838,470
Altra Industrial Motion Corp.	10,637	357,616
Astec Industries, Inc.	3,785	118,054
Atlas Copco AB, A Shares	438,227	4,073,038
Atlas Copco AB, B Shares	254,655	2,110,837
Barnes Group, Inc.	7,988	230,693
Blue Bird Corp. (A)	3,017	25,192
Caterpillar, Inc.	59,857	9,821,337
Chart Industries, Inc. (A)	14,612	2,693,722
CIRCOR International, Inc. (A)	3,313	54,631
CNH Industrial NV	166,950	1,868,546
Columbus McKinnon Corp.	4,704	123,057
Crane Holdings Company	11,521	1,008,548
Cummins, Inc.	16,017	3,259,620
Daifuku Company, Ltd.	16,500	776,111
Daimler Truck Holding AG (A)	73,845	1,669,384
Deere & Company	31,573	10,541,909
Desktop Metal, Inc., Class A (A)	43,699	113,180
Donaldson Company, Inc.	29,854	1,463,145
Douglas Dynamics, Inc.	3,807	106,672
Dover Corp.	16,509	1,924,619
Energy Recovery, Inc. (A)	9,117	198,204
Enerpac Tool Group Corp.	9,929	177,034
EnPro Industries, Inc.	3,358	285,363
Epiroc AB, A Shares	107,517	1,538,084
Epiroc AB, B Shares	63,623	802,264
Esab Corp.	11,026	367,827
ESCO Technologies, Inc.	4,174	306,539
Evoqua Water Technologies Corp. (A)	19,127	632,530
FANUC Corp.	31,318	4,397,494
Federal Signal Corp.	9,584	357,675
Flowserve Corp.	31,578	767,345
Fortive Corp.	39,903	2,326,345
Franklin Electric Company, Inc.	7,469	610,292
GEA Group AG	24,590	795,805
Graco, Inc.	40,862	2,449,677
Helios Technologies, Inc.	5,277	267,016
Hillenbrand, Inc.	11,739	431,056

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hillman Solutions Corp. (A)	22,067	$166,385
Hitachi Construction Machinery Company, Ltd.	17,552	326,200
Hoshizaki Corp.	17,700	493,660
Husqvarna AB, B Shares (C)	68,459	379,495
Hyliion Holdings Corp. (A)	22,636	64,965
Hyster-Yale Materials Handling, Inc.	1,969	42,353
Hyzon Motors, Inc. (A)	15,528	26,398
IDEX Corp.	8,505	1,699,724
Illinois Tool Works, Inc.	32,113	5,801,213
Indutrade AB	44,586	723,183
Ingersoll Rand, Inc.	45,100	1,951,026
ITT, Inc.	19,982	1,305,624
John Bean Technologies Corp.	5,120	440,320
Kadant, Inc.	1,845	307,764
Kennametal, Inc.	33,112	681,445
KION Group AG	11,773	225,467
Knorr-Bremse AG	11,835	508,233
Komatsu, Ltd.	150,876	2,747,196
Kone OYJ, B Shares	55,453	2,136,522
Kubota Corp.	166,452	2,313,165
Kurita Water Industries, Ltd.	17,027	604,513
Lincoln Electric Holdings, Inc.	13,995	1,759,451
Lindsay Corp.	1,775	254,322
Luxfer Holdings PLC	4,949	71,761
Makita Corp.	36,552	709,304
Markforged Holding Corp. (A)	20,037	39,673
Microvast Holdings, Inc. (A)	28,393	51,391
Miller Industries, Inc.	2,103	44,773
MINEBEA MITSUMI, Inc.	59,200	875,797
MISUMI Group, Inc.	46,400	999,104
Mitsubishi Heavy Industries, Ltd.	52,263	1,738,229
Mueller Industries, Inc.	9,050	537,932
Mueller Water Products, Inc., Class A	25,043	257,192
NGK Insulators, Ltd.	38,861	483,693
Nikola Corp. (A)(C)	47,690	167,869
Nordson Corp.	5,980	1,269,375
Omega Flex, Inc.	522	48,348
Oshkosh Corp.	15,795	1,110,231
Otis Worldwide Corp.	47,848	3,052,702
PACCAR, Inc.	39,239	3,283,912
Parker-Hannifin Corp.	14,544	3,524,157
Pentair PLC	19,297	784,037
Proterra, Inc. (A)	36,412	181,332
Proto Labs, Inc. (A)	4,507	164,190
Rational AG	835	404,409
RBC Bearings, Inc. (A)	4,623	960,706
REV Group, Inc.	5,729	63,191
Sandvik AB	173,954	2,371,263
Sarcos Technology and Robotics Corp. (A)	13,210	29,326
Schindler Holding AG	3,830	577,077
Schindler Holding AG, Participation Certificates	6,643	1,030,990
SKF AB, B Shares	62,544	837,877
SMC Corp.	9,347	3,803,952
Snap-on, Inc.	5,885	1,184,945
Spirax-Sarco Engineering PLC	12,036	1,383,576
SPX Technologies, Inc. (A)	7,180	396,480
Standex International Corp.	1,897	154,890
Stanley Black & Decker, Inc.	17,033	1,281,052
Techtronic Industries Company, Ltd.	224,242	2,139,745
Tennant Company	2,999	169,623
Terex Corp.	27,468	816,898
The Gorman-Rupp Company	3,784	90,021
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Greenbrier Companies, Inc.	5,131	$124,529
The Manitowoc Company, Inc. (A)	6,327	49,034
The Middleby Corp. (A)	13,020	1,668,773
The Shyft Group, Inc.	5,698	116,410
The Timken Company	16,149	953,437
The Toro Company	25,267	2,185,090
Titan International, Inc. (A)	8,442	102,486
Toyota Industries Corp.	23,953	1,144,252
Trinity Industries, Inc.	13,520	288,652
VAT Group AG (B)	4,405	893,903
Velo3D, Inc. (A)	9,738	38,368
Volvo AB, A Shares	32,669	483,424
Volvo AB, B Shares	246,199	3,483,955
Wabash National Corp.	7,912	123,111
Wabtec Corp.	20,555	1,672,149
Wartsila OYJ ABP	77,231	493,345
Watts Water Technologies, Inc., Class A	10,962	1,378,252
Xylem, Inc.	20,434	1,785,114
Yaskawa Electric Corp.	39,110	1,125,511
		143,260,108
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	506	893,982
A.P. Moller - Maersk A/S, Series B	820	1,490,127
Costamare, Inc.	8,661	77,516
Eagle Bulk Shipping, Inc.	2,186	94,391
Eneti, Inc.	4,625	30,849
Genco Shipping & Trading, Ltd.	5,928	74,278
Golden Ocean Group, Ltd.	19,827	148,108
Kirby Corp. (A)	14,473	879,524
Kuehne + Nagel International AG	8,865	1,805,196
Matson, Inc.	6,479	398,588
Mitsui OSK Lines, Ltd.	56,100	1,003,774
Nippon Yusen KK	78,975	1,340,510
Safe Bulkers, Inc.	11,740	28,998
SITC International Holdings Company, Ltd.	219,000	401,631
ZIM Integrated Shipping Services, Ltd.	13,800	324,300
		8,991,772
Professional services – 0.9%
Adecco Group AG	26,325	726,559
Alight, Inc., Class A (A)	55,311	405,430
ASGN, Inc. (A)	20,254	1,830,354
Barrett Business Services, Inc.	1,196	93,288
Bureau Veritas SA	47,972	1,073,495
CACI International, Inc., Class A (A)	5,658	1,477,077
CBIZ, Inc. (A)	7,969	340,914
CoStar Group, Inc. (A)	44,895	3,126,937
CRA International, Inc.	1,193	105,867
Equifax, Inc.	14,020	2,403,449
Experian PLC	150,227	4,397,533
Exponent, Inc.	8,345	731,606
First Advantage Corp. (A)	9,648	123,784
Forrester Research, Inc. (A)	1,935	69,679
Franklin Covey Company (A)	2,074	94,139
FTI Consulting, Inc. (A)	8,346	1,383,016
Heidrick & Struggles International, Inc.	3,238	84,156
HireRight Holdings Corp. (A)	3,455	52,723
Huron Consulting Group, Inc. (A)	3,418	226,443
ICF International, Inc.	2,968	323,571
Insperity, Inc.	14,507	1,481,020
Intertek Group PLC	26,331	1,080,336
Jacobs Solutions, Inc.	14,440	1,566,596
KBR, Inc.	33,596	1,452,019
Kelly Services, Inc., Class A	5,783	78,591
Kforce, Inc.	3,273	191,961

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Korn Ferry	8,658	$406,493
Legalzoom.com, Inc. (A)	16,246	139,228
Leidos Holdings, Inc.	15,269	1,335,579
ManpowerGroup, Inc.	12,502	808,754
Nielsen Holdings PLC	41,841	1,159,833
Nihon M&A Center Holdings, Inc.	49,400	564,995
Persol Holdings Company, Ltd.	29,000	536,454
Planet Labs PBC (A)	25,527	138,612
Randstad NV (C)	19,508	841,982
Recruit Holdings Company, Ltd.	235,200	6,775,085
Red Violet, Inc. (A)	1,823	31,574
RELX PLC	314,065	7,674,410
Resources Connection, Inc.	5,312	95,988
Robert Half International, Inc.	12,768	976,752
Science Applications International Corp.	13,454	1,189,737
SGS SA	1,039	2,223,194
Skillsoft Corp. (A)	14,243	26,065
Spire Global, Inc. (A)	24,241	26,180
Sterling Check Corp. (A)	3,962	69,890
Teleperformance	9,583	2,431,052
TriNet Group, Inc. (A)	6,061	431,664
TrueBlue, Inc. (A)	5,424	103,490
Upwork, Inc. (A)	19,531	266,012
Verisk Analytics, Inc.	17,836	3,041,573
Willdan Group, Inc. (A)	2,151	31,856
Wolters Kluwer NV	42,829	4,170,415
		60,417,410
Road and rail – 0.8%
ArcBest Corp.	3,967	288,520
Aurizon Holdings, Ltd.	300,308	664,176
Avis Budget Group, Inc. (A)	6,968	1,034,469
Central Japan Railway Company	23,476	2,755,869
Covenant Logistics Group, Inc.	1,908	54,760
CSX Corp.	243,082	6,475,704
Daseke, Inc. (A)	7,019	37,973
East Japan Railway Company	49,340	2,530,376
Grab Holdings, Ltd., Class A (A)	211,800	557,034
Hankyu Hanshin Holdings, Inc.	37,300	1,122,589
Heartland Express, Inc.	7,457	106,710
JB Hunt Transport Services, Inc.	9,361	1,464,248
Keio Corp.	16,815	612,729
Keisei Electric Railway Company, Ltd.	21,094	574,647
Kintetsu Group Holdings Company, Ltd.	27,974	931,359
Knight-Swift Transportation Holdings, Inc.	38,820	1,899,463
Landstar System, Inc.	8,802	1,270,745
Marten Transport, Ltd.	9,494	181,905
MTR Corp., Ltd.	252,815	1,159,624
Norfolk Southern Corp.	26,619	5,580,673
Odakyu Electric Railway Company, Ltd.	48,079	619,501
Old Dominion Freight Line, Inc.	10,394	2,585,715
P.A.M. Transportation Services, Inc. (A)	1,152	35,666
Ryder System, Inc.	12,370	933,811
Saia, Inc. (A)	10,681	2,029,390
Tobu Railway Company, Ltd.	30,773	725,390
Tokyu Corp.	86,608	987,722
TuSimple Holdings, Inc., Class A (A)	23,022	174,967
Union Pacific Corp.	70,672	13,768,319
Universal Logistics Holdings, Inc.	1,248	39,587
Werner Enterprises, Inc.	24,602	925,035
West Japan Railway Company	35,825	1,369,378
XPO Logistics, Inc. (A)	27,796	1,237,478
		54,735,532
Trading companies and distributors – 0.8%
AerCap Holdings NV (A)	22,000	931,260
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Alta Equipment Group, Inc.	3,841	$42,289
Applied Industrial Technologies, Inc.	6,193	636,517
Ashtead Group PLC	72,253	3,244,867
Beacon Roofing Supply, Inc. (A)	8,836	483,506
BlueLinx Holdings, Inc. (A)	1,519	94,330
Boise Cascade Company	6,379	379,295
Brenntag SE	25,207	1,523,813
Bunzl PLC	55,048	1,681,879
Custom Truck One Source, Inc. (A)	9,984	58,207
Distribution Solutions Group, Inc. (A)	830	23,381
DXP Enterprises, Inc. (A)	2,582	61,142
Fastenal Company	64,934	2,989,561
Ferguson PLC	34,983	3,628,759
GATX Corp.	14,234	1,212,025
Global Industrial Company	2,141	57,443
GMS, Inc. (A)	7,054	282,231
H&E Equipment Services, Inc.	5,245	148,643
Herc Holdings, Inc.	4,168	432,972
Hudson Technologies, Inc. (A)	7,245	53,251
IMCD NV	9,298	1,102,385
ITOCHU Corp.	193,904	4,680,437
Marubeni Corp.	252,159	2,200,211
McGrath RentCorp	3,856	323,364
Mitsubishi Corp.	206,006	5,634,310
Mitsui & Company, Ltd.	227,803	4,847,593
MonotaRO Company, Ltd.	40,900	627,604
MRC Global, Inc. (A)	13,770	99,006
MSC Industrial Direct Company, Inc., Class A	11,436	832,655
NOW, Inc. (A)	18,131	182,217
Reece, Ltd.	36,907	331,651
Rush Enterprises, Inc., Class A	6,578	288,511
Rush Enterprises, Inc., Class B	1,417	67,888
Sumitomo Corp.	183,738	2,269,969
Textainer Group Holdings, Ltd.	7,498	201,396
Titan Machinery, Inc. (A)	3,397	95,999
Toyota Tsusho Corp.	34,682	1,074,267
Transcat, Inc. (A)	1,204	91,131
Triton International, Ltd.	10,267	561,913
United Rentals, Inc. (A)	8,038	2,171,225
Univar Solutions, Inc. (A)	40,301	916,445
Veritiv Corp. (A)	2,366	231,324
W.W. Grainger, Inc.	5,144	2,516,393
Watsco, Inc.	8,024	2,065,859
		51,379,124
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,236	1,269,847
Aeroports de Paris (A)	4,844	559,775
Atlantia SpA	80,835	1,783,678
Auckland International Airport, Ltd. (A)	204,228	818,611
Getlink SE	71,786	1,113,210
Transurban Group	500,984	3,956,479
		9,501,600
		705,840,870
Information technology – 17.8%
Communications equipment – 0.7%
ADTRAN Holdings, Inc.	11,455	224,289
Arista Networks, Inc. (A)	27,956	3,155,953
Aviat Networks, Inc. (A)	1,922	52,624
Calix, Inc. (A)	22,958	1,403,652
Cambium Networks Corp. (A)	1,973	33,383
Ciena Corp. (A)	36,172	1,462,434
Cisco Systems, Inc.	469,391	18,775,640
Clearfield, Inc. (A)	1,887	197,456

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
CommScope Holding Company, Inc. (A)	33,531	$308,821
Comtech Telecommunications Corp.	4,660	46,647
Digi International, Inc. (A)	5,579	192,866
DZS, Inc. (A)	3,005	33,957
Extreme Networks, Inc. (A)	20,873	272,810
F5, Inc. (A)	6,593	954,205
Harmonic, Inc. (A)	15,148	197,984
Infinera Corp. (A)	31,065	150,355
Inseego Corp. (A)	15,604	32,300
Juniper Networks, Inc.	35,242	920,521
Lumentum Holdings, Inc. (A)	16,672	1,143,199
Motorola Solutions, Inc.	18,916	4,236,617
NETGEAR, Inc. (A)	4,718	94,549
NetScout Systems, Inc. (A)	11,460	358,927
Nokia OYJ	882,872	3,790,223
Ribbon Communications, Inc. (A)	12,540	27,839
Telefonaktiebolaget LM Ericsson, B Shares (C)	476,195	2,783,573
Viasat, Inc. (A)	18,255	551,849
Viavi Solutions, Inc. (A)	36,680	478,674
		41,881,347
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	3,620	59,549
Advanced Energy Industries, Inc.	6,092	471,582
Aeva Technologies, Inc. (A)	17,073	31,927
Akoustis Technologies, Inc. (A)	9,874	29,326
Amphenol Corp., Class A	67,591	4,525,893
Arlo Technologies, Inc. (A)	14,170	65,749
Arrow Electronics, Inc. (A)	15,505	1,429,406
Avnet, Inc.	22,874	826,209
Azbil Corp.	18,800	490,062
Badger Meter, Inc.	4,702	434,418
Belden, Inc.	17,621	1,057,612
Benchmark Electronics, Inc.	5,605	138,892
CDW Corp.	15,166	2,367,109
Cognex Corp.	41,897	1,736,631
Coherent Corp. (A)	31,321	1,091,537
Corning, Inc.	87,111	2,527,961
CTS Corp.	5,115	213,040
ePlus, Inc. (A)	4,350	180,699
Evolv Technologies Holdings, Inc. (A)	14,461	30,657
Fabrinet (A)	5,954	568,309
FARO Technologies, Inc. (A)	3,080	84,515
Focus Universal, Inc. (A)	2,939	27,568
Halma PLC	61,939	1,393,154
Hamamatsu Photonics KK	22,900	981,546
Hexagon AB, B Shares	317,556	2,965,698
Hirose Electric Company, Ltd.	4,875	639,326
Ibiden Company, Ltd.	18,400	503,033
Identiv, Inc. (A)	3,879	48,643
Insight Enterprises, Inc. (A)	5,092	419,632
IPG Photonics Corp. (A)	8,007	675,390
Itron, Inc. (A)	7,360	309,930
Jabil, Inc.	33,236	1,918,050
Keyence Corp.	31,700	10,478,762
Keysight Technologies, Inc. (A)	20,556	3,234,692
Kimball Electronics, Inc. (A)	4,026	69,046
Knowles Corp. (A)	14,266	173,617
Kyocera Corp.	52,363	2,637,981
Lightwave Logic, Inc. (A)(C)	18,402	135,071
Littelfuse, Inc.	5,981	1,188,365
Methode Electronics, Inc.	5,826	216,436
MicroVision, Inc. (A)(C)	27,342	98,705
Mirion Technologies, Inc. (A)	22,393	167,276
Murata Manufacturing Company, Ltd.	93,739	4,314,541
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Napco Security Technologies, Inc. (A)	4,844	$140,864
National Instruments Corp.	31,970	1,206,548
nLight, Inc. (A)	7,555	71,395
Novanta, Inc. (A)	14,348	1,659,346
Omron Corp.	30,318	1,389,087
OSI Systems, Inc. (A)	2,571	185,266
Ouster, Inc. (A)	24,749	23,843
PAR Technology Corp. (A)	4,382	129,400
PC Connection, Inc.	1,835	82,740
Plexus Corp. (A)	4,412	386,315
Rogers Corp. (A)	3,009	727,817
Sanmina Corp. (A)	9,663	445,271
ScanSource, Inc. (A)	4,233	111,794
Shimadzu Corp.	38,692	1,015,134
SmartRent, Inc. (A)	19,502	44,270
TD SYNNEX Corp.	10,190	827,326
TDK Corp.	63,463	1,959,125
TE Connectivity, Ltd.	36,457	4,023,395
Teledyne Technologies, Inc. (A)	5,348	1,804,790
Trimble, Inc. (A)	27,460	1,490,254
TTM Technologies, Inc. (A)	16,442	216,706
Velodyne Lidar, Inc. (A)	33,765	31,979
Venture Corp., Ltd.	45,200	513,605
Vishay Intertechnology, Inc.	52,861	940,397
Vishay Precision Group, Inc. (A)	2,118	62,672
Vontier Corp.	38,163	637,704
Yokogawa Electric Corp.	37,292	587,504
Zebra Technologies Corp., Class A (A)	5,839	1,529,876
		73,201,968
IT services – 3.0%
Accenture PLC, Class A	71,850	18,487,005
Adyen NV (A)(B)	3,537	4,411,210
Akamai Technologies, Inc. (A)	17,758	1,426,323
Amadeus IT Group SA (A)	73,498	3,407,560
Automatic Data Processing, Inc.	47,217	10,680,013
AvidXchange Holdings, Inc. (A)	24,100	202,922
Bechtle AG	13,362	480,349
BigCommerce Holdings, Inc., Series 1 (A)	10,618	157,146
Brightcove, Inc. (A)	7,637	48,113
Broadridge Financial Solutions, Inc.	13,295	1,918,734
Cantaloupe, Inc. (A)	10,441	36,335
Capgemini SE	26,719	4,277,723
Cass Information Systems, Inc.	2,402	83,325
Cognizant Technology Solutions Corp., Class A	58,834	3,379,425
Computershare, Ltd.	88,648	1,413,942
Concentrix Corp.	10,312	1,151,129
Conduent, Inc. (A)	28,508	95,217
Core Scientific, Inc. (A)(C)	36,518	47,473
CSG Systems International, Inc.	5,138	271,697
Cyxtera Technologies, Inc. (A)	6,966	28,421
DigitalOcean Holdings, Inc. (A)	12,409	448,834
DXC Technology Company (A)	25,790	631,339
Edenred	40,720	1,876,000
Edgio, Inc. (A)	23,296	64,763
EPAM Systems, Inc. (A)	6,437	2,331,417
Euronet Worldwide, Inc. (A)	11,381	862,225
EVERTEC, Inc.	9,723	304,816
EVO Payments, Inc., Class A (A)	7,710	256,743
ExlService Holdings, Inc. (A)	13,626	2,007,927
Fastly, Inc., Class A (A)	18,279	167,436
Fidelity National Information Services, Inc.	68,980	5,212,819

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fiserv, Inc. (A)	72,513	$6,785,041
FleetCor Technologies, Inc. (A)	8,364	1,473,486
Flywire Corp. (A)	9,085	208,592
Fujitsu, Ltd.	32,123	3,522,349
Gartner, Inc. (A)	9,084	2,513,452
Genpact, Ltd.	40,787	1,785,247
Global Payments, Inc.	31,215	3,372,781
GMO Payment Gateway, Inc.	6,900	473,002
Grid Dynamics Holdings, Inc. (A)	8,024	150,290
i3 Verticals, Inc., Class A (A)	3,709	74,291
IBM Corp.	102,404	12,166,619
Information Services Group, Inc.	6,605	31,440
International Money Express, Inc. (A)	5,378	122,565
Itochu Techno-Solutions Corp.	15,700	368,026
Jack Henry & Associates, Inc.	8,103	1,476,934
Kyndryl Holdings, Inc. (A)	49,312	407,810
Marqeta, Inc., Class A (A)	70,953	505,185
Mastercard, Inc., Class A	96,736	27,505,914
Maximus, Inc.	24,563	1,421,461
MoneyGram International, Inc. (A)	15,346	159,598
NEC Corp.	40,084	1,283,500
Nexi SpA (A)(B)	85,597	691,463
Nomura Research Institute, Ltd.	54,800	1,338,393
NTT Data Corp.	103,010	1,330,590
Obic Company, Ltd.	11,400	1,528,668
Otsuka Corp.	18,600	580,085
Paya Holdings, Inc. (A)	14,633	89,408
Paychex, Inc.	36,302	4,073,447
Payoneer Global, Inc. (A)	35,853	216,911
PayPal Holdings, Inc. (A)	130,745	11,253,222
Paysafe, Ltd. (A)	56,511	77,985
Perficient, Inc. (A)	5,558	361,381
Rackspace Technology, Inc. (A)	10,324	42,122
Remitly Global, Inc. (A)	13,956	155,191
Repay Holdings Corp. (A)	14,611	103,154
Sabre Corp. (A)	132,579	682,782
SCSK Corp.	25,500	386,052
SolarWinds Corp. (A)	8,247	63,914
Squarespace, Inc., Class A (A)	5,235	111,820
StoneCo, Ltd., Class A (A)	45,193	430,689
The Hackett Group, Inc.	4,557	80,750
The Western Union Company	93,206	1,258,281
TIS, Inc.	36,900	979,683
TTEC Holdings, Inc.	3,102	137,450
Tucows, Inc., Class A (A)	1,703	63,709
Unisys Corp. (A)	10,989	82,967
VeriSign, Inc. (A)	10,608	1,842,610
Verra Mobility Corp. (A)	23,838	366,390
Visa, Inc., Class A	185,380	32,932,757
WEX, Inc. (A)	10,673	1,354,831
Wix.com, Ltd. (A)	9,300	727,539
Worldline SA (A)(B)	38,951	1,539,565
		196,859,773
Semiconductors and semiconductor equipment – 3.7%
ACM Research, Inc., Class A (A)	7,862	97,961
Advanced Micro Devices, Inc. (A)	183,144	11,604,004
Advantest Corp.	30,900	1,426,982
Alpha & Omega Semiconductor, Ltd. (A)	3,628	111,597
Ambarella, Inc. (A)	5,928	333,035
Amkor Technology, Inc.	40,776	695,231
Analog Devices, Inc.	59,167	8,244,330
Applied Materials, Inc.	98,616	8,079,609
ASM International NV	7,641	1,710,874
ASML Holding NV	66,316	27,473,314
Atomera, Inc. (A)	3,647	36,944
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Axcelis Technologies, Inc. (A)	5,320	$322,179
AXT, Inc. (A)	7,219	48,367
Broadcom, Inc.	45,780	20,326,778
CEVA, Inc. (A)	3,858	101,195
Cirrus Logic, Inc. (A)	13,516	929,901
Cohu, Inc. (A)	7,837	202,038
Credo Technology Group Holding, Ltd. (A)	3,852	42,372
CyberOptics Corp. (A)	1,272	68,408
Diodes, Inc. (A)	7,225	468,975
Disco Corp.	4,700	1,036,123
Enphase Energy, Inc. (A)	15,360	4,261,939
First Solar, Inc. (A)	23,953	3,168,263
FormFactor, Inc. (A)	12,686	317,784
Ichor Holdings, Ltd. (A)	4,663	112,891
Impinj, Inc. (A)	3,431	274,583
Indie Semiconductor, Inc., Class A (A)	16,825	123,159
Infineon Technologies AG	213,059	4,662,588
Intel Corp.	465,415	11,993,745
KLA Corp.	16,075	4,864,777
Kulicke & Soffa Industries, Inc.	9,428	363,261
Lam Research Corp.	15,498	5,672,268
Lasertec Corp.	12,300	1,237,157
Lattice Semiconductor Corp. (A)	33,179	1,632,739
MACOM Technology Solutions Holdings, Inc. (A)	20,599	1,066,822
MaxLinear, Inc. (A)	11,713	382,078
Microchip Technology, Inc.	62,772	3,830,975
Micron Technology, Inc.	124,806	6,252,781
MKS Instruments, Inc.	13,817	1,141,837
Monolithic Power Systems, Inc.	5,053	1,836,260
NVIDIA Corp.	283,877	34,459,829
NXP Semiconductors NV	29,662	4,375,442
ON Semiconductor Corp. (A)	49,114	3,061,276
Onto Innovation, Inc. (A)	8,049	515,538
PDF Solutions, Inc. (A)	5,036	123,533
Photronics, Inc. (A)	9,755	142,618
Power Integrations, Inc.	23,183	1,491,131
Qorvo, Inc. (A)	11,679	927,429
Qualcomm, Inc.	127,307	14,383,145
Rambus, Inc. (A)	17,836	453,391
Renesas Electronics Corp. (A)	190,300	1,595,330
Rockley Photonics Holdings, Ltd. (A)	19,330	13,726
Rohm Company, Ltd.	14,242	933,366
Semtech Corp. (A)	25,613	753,278
Silicon Laboratories, Inc. (A)	14,151	1,746,799
SiTime Corp. (A)	6,459	508,517
Skyworks Solutions, Inc.	17,981	1,533,240
SMART Global Holdings, Inc. (A)	8,048	127,722
SolarEdge Technologies, Inc. (A)	6,358	1,471,623
STMicroelectronics NV	111,506	3,465,300
SUMCO Corp.	57,100	665,275
Synaptics, Inc. (A)	16,010	1,585,150
Teradyne, Inc.	17,838	1,340,526
Texas Instruments, Inc.	103,572	16,030,874
Tokyo Electron, Ltd.	24,360	6,002,179
Tower Semiconductor, Ltd. (A)	17,796	776,819
Ultra Clean Holdings, Inc. (A)	7,384	190,138
Universal Display Corp.	10,499	990,581
Veeco Instruments, Inc. (A)	8,220	150,590
Wolfspeed, Inc. (A)	29,873	3,087,673
		239,458,162
Software – 5.4%
8x8, Inc. (A)	18,191	62,759
A10 Networks, Inc.	10,799	143,303

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ACI Worldwide, Inc. (A)	46,137	$964,263
Adobe, Inc. (A)	53,056	14,601,011
Agilysys, Inc. (A)	3,202	177,231
Alarm.com Holdings, Inc. (A)	7,814	506,816
Alkami Technology, Inc. (A)	6,020	90,601
Altair Engineering, Inc., Class A (A)	8,466	374,367
American Software, Inc., Class A	5,337	81,763
Amplitude, Inc., Class A (A)(C)	9,224	142,695
ANSYS, Inc. (A)	10,025	2,222,543
Appfolio, Inc., Class A (A)	3,115	326,203
Appian Corp., Class A (A)	6,556	267,681
Asana, Inc., Class A (A)	12,029	267,405
Aspen Technology, Inc. (A)	6,992	1,665,494
Autodesk, Inc. (A)	24,544	4,584,819
AvePoint, Inc. (A)(C)	21,557	86,444
AVEVA Group PLC	19,688	679,280
Benefitfocus, Inc. (A)	4,900	31,115
Blackbaud, Inc. (A)	18,306	806,562
Blackline, Inc. (A)	8,986	538,261
Blend Labs, Inc., Class A (A)	31,085	68,698
Box, Inc., Class A (A)	20,923	510,312
BTRS Holdings, Inc., Class 1 (A)	16,788	155,457
C3.ai, Inc., Class A (A)	11,292	141,150
Cadence Design Systems, Inc. (A)	31,141	5,089,374
Cerence, Inc. (A)	6,537	102,958
Ceridian HCM Holding, Inc. (A)	17,351	969,574
ChannelAdvisor Corp. (A)	5,032	114,025
Check Point Software Technologies, Ltd. (A)	16,726	1,873,647
Citrix Systems, Inc.	13,819	1,435,794
Cleanspark, Inc. (A)	6,910	21,974
Clear Secure, Inc., Class A (A)	10,185	232,829
CommVault Systems, Inc. (A)	18,074	958,645
Consensus Cloud Solutions, Inc. (A)	2,643	125,014
Couchbase, Inc. (A)	4,432	63,245
CS Disco, Inc. (A)	3,851	38,510
Cvent Holding Corp. (A)	13,994	73,469
CyberArk Software, Ltd. (A)	6,600	989,604
Dassault Systemes SE	108,744	3,754,393
Digimarc Corp. (A)(C)	2,427	32,886
Digital Turbine, Inc. (A)	15,017	216,395
Domo, Inc., Class B (A)	5,026	90,418
Duck Creek Technologies, Inc. (A)	12,712	150,637
Dynatrace, Inc. (A)	48,599	1,691,731
E2open Parent Holdings, Inc. (A)	32,644	198,149
Ebix, Inc.	4,454	84,492
eGain Corp. (A)	3,608	26,519
Enfusion, Inc., Class A (A)	4,323	53,346
EngageSmart, Inc. (A)	5,764	119,257
Envestnet, Inc. (A)	22,246	987,722
Everbridge, Inc. (A)	6,501	200,751
EverCommerce, Inc. (A)	4,044	44,201
Fair Isaac Corp. (A)	6,102	2,514,085
ForgeRock, Inc., Class A (A)	4,661	67,724
Fortinet, Inc. (A)	73,808	3,626,187
Instructure Holdings, Inc. (A)	2,849	63,476
Intapp, Inc. (A)	2,423	45,237
InterDigital, Inc.	5,013	202,625
Intuit, Inc.	31,946	12,373,325
KnowBe4, Inc., Class A (A)	11,892	247,473
LivePerson, Inc. (A)	11,595	109,225
LiveRamp Holdings, Inc. (A)	10,987	199,524
Manhattan Associates, Inc. (A)	15,154	2,015,937
Marathon Digital Holdings, Inc. (A)(C)	16,479	176,490
Matterport, Inc. (A)	36,020	136,516
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
MeridianLink, Inc. (A)	3,870	$63,004
Microsoft Corp.	845,497	196,916,251
MicroStrategy, Inc., Class A (A)	1,531	324,970
Mitek Systems, Inc. (A)	7,237	66,291
Model N, Inc. (A)	5,926	202,847
Momentive Global, Inc. (A)	21,916	127,332
N-able, Inc. (A)	11,163	103,034
NCR Corp. (A)	33,078	628,813
Nemetschek SE	9,422	447,231
Nice, Ltd. (A)	10,356	1,948,725
NortonLifeLock, Inc.	67,853	1,366,559
Olo, Inc., Class A (A)	14,824	117,110
ON24, Inc. (A)	7,264	63,923
OneSpan, Inc. (A)	6,840	58,892
Oracle Corp.	172,213	10,517,048
Oracle Corp. Japan	6,306	334,250
PagerDuty, Inc. (A)	13,874	320,073
Paycom Software, Inc. (A)	5,513	1,819,235
Paylocity Holding Corp. (A)	9,884	2,387,777
Ping Identity Holding Corp. (A)	12,599	353,654
Progress Software Corp.	7,082	301,339
PROS Holdings, Inc. (A)	6,802	168,009
PTC, Inc. (A)	12,274	1,283,860
Q2 Holdings, Inc. (A)	9,137	294,211
Qualys, Inc. (A)	14,751	2,056,142
Rapid7, Inc. (A)	9,444	405,148
Rimini Street, Inc. (A)	8,301	38,683
Riot Blockchain, Inc. (A)	19,199	134,585
Roper Technologies, Inc.	11,963	4,302,373
salesforce.com, Inc. (A)	112,802	16,225,440
SAP SE	170,365	13,883,919
Sapiens International Corp. NV	5,067	97,185
ServiceNow, Inc. (A)	22,899	8,646,891
ShotSpotter, Inc. (A)	1,580	45,441
Sprout Social, Inc., Class A (A)	7,482	454,008
SPS Commerce, Inc. (A)	5,860	727,988
Sumo Logic, Inc. (A)	14,392	107,940
Synopsys, Inc. (A)	17,311	5,288,684
Telos Corp. (A)	9,030	80,277
Temenos AG	10,367	698,911
Tenable Holdings, Inc. (A)	17,866	621,737
Teradata Corp. (A)	24,839	771,499
The Sage Group PLC	166,197	1,280,811
Trend Micro, Inc.	21,864	1,177,655
Tyler Technologies, Inc. (A)	4,778	1,660,355
Upland Software, Inc. (A)	5,172	42,048
UserTesting, Inc. (A)	8,249	32,336
Varonis Systems, Inc. (A)	17,748	470,677
Verint Systems, Inc. (A)	10,308	346,143
Veritone, Inc. (A)(C)	5,315	29,923
WiseTech Global, Ltd.	23,959	782,801
WM Technology, Inc. (A)	13,084	21,065
Workiva, Inc. (A)	7,759	603,650
Xero, Ltd. (A)	21,959	1,016,187
Xperi Holdings Corp.	17,183	242,968
Yext, Inc. (A)	20,025	89,312
Zeta Global Holdings Corp., Class A (A)	5,395	35,661
Zuora, Inc., Class A (A)	18,675	137,822
		353,784,319
Technology hardware, storage and peripherals – 3.9%
3D Systems Corp. (A)	20,748	165,569
Apple, Inc.	1,712,606	236,682,149
Avid Technology, Inc. (A)	5,954	138,490
Brother Industries, Ltd.	38,536	665,769
Canon, Inc.	163,177	3,564,198

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)	6,383	$72,447
Diebold Nixdorf, Inc. (A)	12,788	31,203
Eastman Kodak Company (A)	9,802	44,991
FUJIFILM Holdings Corp.	58,738	2,682,846
Hewlett Packard Enterprise Company	145,065	1,737,879
HP, Inc.	103,222	2,572,292
IonQ, Inc. (A)	19,627	99,509
Logitech International SA	28,242	1,291,154
NetApp, Inc.	24,851	1,537,034
Ricoh Company, Ltd.	93,577	685,190
Seagate Technology Holdings PLC	22,064	1,174,467
Seiko Epson Corp.	45,647	623,284
Super Micro Computer, Inc. (A)	7,397	407,353
Western Digital Corp. (A)	36,284	1,181,044
Xerox Holdings Corp.	45,744	598,332
		255,955,200
		1,161,140,769
Materials – 4.3%
Chemicals – 2.1%
AdvanSix, Inc.	4,419	141,850
Air Liquide SA	85,316	9,751,540
Air Products & Chemicals, Inc.	25,047	5,829,188
Akzo Nobel NV	29,629	1,679,074
Albemarle Corp.	13,383	3,539,001
American Vanguard Corp.	4,758	88,975
Amyris, Inc. (A)(C)	33,089	96,620
Arkema SA	9,696	706,634
Asahi Kasei Corp.	204,657	1,356,326
Ashland, Inc.	12,035	1,142,964
Aspen Aerogels, Inc. (A)	4,688	43,223
Avient Corp.	35,379	1,071,984
Balchem Corp.	5,118	622,246
BASF SE	149,849	5,750,962
Cabot Corp.	22,599	1,443,850
Celanese Corp.	11,324	1,023,010
CF Industries Holdings, Inc.	22,629	2,178,041
Chase Corp.	1,234	103,125
Chr. Hansen Holding A/S	17,209	847,702
Clariant AG (A)	35,201	562,291
Corteva, Inc.	81,742	4,671,555
Covestro AG (B)	31,520	901,209
Croda International PLC	22,762	1,625,753
Danimer Scientific, Inc. (A)(C)	14,968	44,156
Diversey Holdings, Ltd. (A)	12,951	62,942
Dow, Inc.	80,641	3,542,559
DuPont de Nemours, Inc.	57,275	2,886,660
Eastman Chemical Company	13,974	992,853
Ecolab, Inc.	28,022	4,046,937
Ecovyst, Inc. (A)	10,488	88,519
EMS-Chemie Holding AG	1,145	722,786
Evonik Industries AG	34,212	572,970
FMC Corp.	14,447	1,527,048
FutureFuel Corp.	4,514	27,265
Givaudan SA	1,506	4,549,629
Hawkins, Inc.	3,166	123,442
HB Fuller Company	8,523	512,232
ICL Group, Ltd.	115,498	925,653
Ingevity Corp. (A)	14,954	906,661
Innospec, Inc.	3,951	338,482
International Flavors & Fragrances, Inc.	28,754	2,611,726
Intrepid Potash, Inc. (A)	1,823	72,136
Johnson Matthey PLC	29,961	604,888
JSR Corp.	29,490	559,211
Koninklijke DSM NV	28,516	3,244,851
Koppers Holdings, Inc.	3,483	72,377
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	3,551	$33,166
Linde PLC	56,538	15,242,079
Livent Corp. (A)	26,300	806,095
LSB Industries, Inc. (A)	5,235	74,599
LyondellBasell Industries NV, Class A	29,265	2,203,069
Mativ Holdings, Inc.	8,798	194,260
Minerals Technologies, Inc.	5,266	260,193
Mitsubishi Chemical Group Corp.	208,859	956,756
Mitsui Chemicals, Inc.	30,018	585,105
NewMarket Corp.	1,669	502,085
Nippon Paint Holdings Company, Ltd.	135,400	914,615
Nippon Sanso Holdings Corp.	28,257	446,658
Nissan Chemical Corp.	20,800	929,213
Nitto Denko Corp.	23,187	1,255,478
Novozymes A/S, B Shares	33,369	1,676,863
OCI NV	17,189	629,316
Olin Corp.	32,615	1,398,531
Orica, Ltd.	73,328	624,285
Origin Materials, Inc. (A)	17,762	91,652
Orion Engineered Carbons SA	9,828	131,204
Perimeter Solutions SA (A)	19,995	160,160
PPG Industries, Inc.	26,599	2,944,243
PureCycle Technologies, Inc. (A)(C)	17,687	142,734
Quaker Chemical Corp.	2,201	317,780
Rayonier Advanced Materials, Inc. (A)	11,109	34,993
RPM International, Inc.	31,171	2,596,856
Sensient Technologies Corp.	16,829	1,166,923
Shin-Etsu Chemical Company, Ltd.	61,146	6,050,813
Sika AG	23,828	4,789,230
Solvay SA	12,092	936,189
Stepan Company	3,399	318,384
Sumitomo Chemical Company, Ltd.	243,044	835,973
Symrise AG	21,663	2,112,410
The Chemours Company	37,485	924,005
The Mosaic Company	39,186	1,893,859
The Scotts Miracle-Gro Company	9,773	417,796
The Sherwin-Williams Company	26,720	5,470,920
Toray Industries, Inc.	226,272	1,113,673
Tosoh Corp.	42,400	472,563
Tredegar Corp.	5,057	47,738
Trinseo PLC	5,849	107,154
Tronox Holdings PLC	18,949	232,125
Umicore SA	34,170	1,003,139
Valvoline, Inc.	42,772	1,083,842
Yara International ASA	27,013	948,025
		139,289,855
Construction materials – 0.3%
CRH PLC	124,507	4,003,130
Eagle Materials, Inc.	9,106	975,981
HeidelbergCement AG	23,627	933,364
Holcim, Ltd. (A)	90,439	3,706,239
James Hardie Industries PLC, CHESS Depositary Interest	72,658	1,427,189
Martin Marietta Materials, Inc.	7,161	2,306,486
Summit Materials, Inc., Class A (A)	19,308	462,620
United States Lime & Minerals, Inc.	393	40,165
Vulcan Materials Company	15,006	2,366,596
		16,221,770
Containers and packaging – 0.3%
Amcor PLC	167,573	1,798,058
AptarGroup, Inc.	15,787	1,500,239
Avery Dennison Corp.	9,400	1,529,380
Ball Corp.	36,134	1,745,995
Greif, Inc., Class A	10,521	626,736
Greif, Inc., Class B	918	55,814

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	40,293	$1,277,288
Myers Industries, Inc.	5,935	97,749
O-I Glass, Inc. (A)	25,314	327,816
Packaging Corp. of America	10,911	1,225,196
Pactiv Evergreen, Inc.	7,138	62,315
Ranpak Holdings Corp. (A)	7,205	24,641
Sealed Air Corp.	15,801	703,303
SIG Group AG (A)	49,894	1,013,052
Silgan Holdings, Inc.	20,239	850,848
Smurfit Kappa Group PLC	40,330	1,153,405
Sonoco Products Company	23,560	1,336,559
TriMas Corp.	6,865	172,106
Westrock Company	28,200	871,098
		16,371,598
Metals and mining – 1.5%
1911 Gold Corp. (A)	3,149	240
5E Advanced Materials, Inc. (A)	5,391	54,773
Alcoa Corp.	43,474	1,463,335
Alpha Metallurgical Resources, Inc.	2,901	396,973
Anglo American PLC	207,313	6,224,743
Antofagasta PLC	64,337	788,370
ArcelorMittal SA	85,928	1,709,822
Arconic Corp. (A)	17,179	292,730
ATI, Inc. (A)	20,131	535,686
BHP Group, Ltd.	825,912	20,530,615
BlueScope Steel, Ltd.	78,253	759,965
Boliden AB	44,623	1,378,668
Carpenter Technology Corp.	7,835	243,982
Century Aluminum Company (A)	8,735	46,121
Cleveland-Cliffs, Inc. (A)	124,991	1,683,629
Coeur Mining, Inc. (A)	47,112	161,123
Commercial Metals Company	48,638	1,725,676
Compass Minerals International, Inc.	5,625	216,731
Constellium SE (A)	20,212	204,950
Dakota Gold Corp. (A)	10,118	30,860
Evolution Mining, Ltd.	299,053	390,137
Ferroglobe PLC (A)(D)	15,626	0
Fortescue Metals Group, Ltd.	276,281	2,965,973
Freeport-McMoRan, Inc.	161,274	4,407,618
Glencore PLC	1,608,529	8,452,840
Haynes International, Inc.	2,116	74,314
Hecla Mining Company	88,595	349,064
Hitachi Metals, Ltd. (A)	34,964	526,024
JFE Holdings, Inc.	80,233	744,997
Kaiser Aluminum Corp.	2,597	159,326
Materion Corp.	3,311	264,880
Mineral Resources, Ltd.	27,781	1,166,092
MP Materials Corp. (A)	22,305	608,927
Newcrest Mining, Ltd.	145,712	1,599,798
Newmont Corp.	89,601	3,765,930
Nippon Steel Corp.	131,800	1,829,155
Norsk Hydro ASA	219,410	1,177,337
Northern Star Resources, Ltd.	190,089	951,831
Novagold Resources, Inc. (A)	40,666	190,724
Nucor Corp.	29,478	3,153,851
Olympic Steel, Inc.	1,720	39,233
Pan American Silver Corp., CVR (A)	54,671	31,491
Piedmont Lithium, Inc. (A)	2,838	151,805
Ramaco Resources, Inc.	3,624	33,341
Reliance Steel & Aluminum Company	14,568	2,540,805
Rio Tinto PLC	183,437	9,925,014
Rio Tinto, Ltd.	60,563	3,663,598
Royal Gold, Inc.	15,860	1,487,985
Ryerson Holding Corp.	2,713	69,833
Schnitzer Steel Industries, Inc., Class A	4,257	121,154
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
South32, Ltd.	757,711	$1,798,736
Steel Dynamics, Inc.	41,917	2,974,011
Sumitomo Metal Mining Company, Ltd.	40,307	1,155,058
SunCoke Energy, Inc.	13,192	76,646
TimkenSteel Corp. (A)	7,597	113,879
U.S. Steel Corp.	57,319	1,038,620
voestalpine AG	18,944	320,916
Warrior Met Coal, Inc.	8,276	235,369
Worthington Industries, Inc.	12,438	474,385
		97,479,689
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,742	103,099
Glatfelter Corp.	8,192	25,477
Holmen AB, B Shares	15,305	580,774
Louisiana-Pacific Corp.	17,849	913,690
Mondi PLC	79,218	1,216,981
Oji Holdings Corp.	132,438	491,431
Resolute Forest Products, Inc. (A)	7,481	149,620
Stora Enso OYJ, R Shares	89,918	1,142,268
Svenska Cellulosa AB SCA, B Shares	98,847	1,254,218
Sylvamo Corp.	5,737	194,484
UPM-Kymmene OYJ	87,078	2,763,371
		8,835,413
		278,198,325
Real estate – 3.2%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	15,157	191,281
Agree Realty Corp.	11,860	801,499
Alexander & Baldwin, Inc.	11,910	197,468
Alexander's, Inc.	323	67,494
Alexandria Real Estate Equities, Inc.	16,973	2,379,445
American Assets Trust, Inc.	7,947	204,397
American Tower Corp.	52,858	11,348,613
Apartment Income REIT Corp.	37,255	1,438,788
Apartment Investment and Management Company, Class A	24,457	178,536
Apple Hospitality REIT, Inc.	34,695	487,812
Armada Hoffler Properties, Inc.	10,948	113,640
Ashford Hospitality Trust, Inc. (A)	6,046	41,173
AvalonBay Communities, Inc.	15,721	2,895,651
BGP Holdings PLC (A)(D)	1,525,695	0
Bluerock Residential Growth REIT, Inc.	4,680	125,190
Boston Properties, Inc.	16,576	1,242,703
Braemar Hotels & Resorts, Inc.	12,090	51,987
Brandywine Realty Trust	27,264	184,032
Brixmor Property Group, Inc.	72,407	1,337,357
Broadstone Net Lease, Inc.	27,229	422,866
BRT Apartments Corp.	2,163	43,931
Camden Property Trust	12,170	1,453,707
CapitaLand Integrated Commercial Trust	865,330	1,151,048
CapLand Ascendas REIT	547,878	1,021,980
CareTrust REIT, Inc.	15,634	283,132
CBL & Associates Properties, Inc.	4,473	114,554
Centerspace	2,497	168,098
Chatham Lodging Trust (A)	8,277	81,694
City Office REIT, Inc.	7,110	70,887
Community Healthcare Trust, Inc.	3,883	127,168
Corporate Office Properties Trust	45,232	1,050,739
Cousins Properties, Inc.	36,590	854,377
Covivio	7,727	372,238
Crown Castle, Inc.	49,002	7,083,239
CTO Realty Growth, Inc.	3,172	59,443
Daiwa House REIT Investment Corp.	360	751,854
Dexus	175,477	872,920

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DiamondRock Hospitality Company	34,298	$257,578
Digital Realty Trust, Inc.	32,857	3,258,757
Diversified Healthcare Trust	42,267	41,849
Douglas Emmett, Inc.	42,473	761,541
Duke Realty Corp.	43,703	2,106,485
Easterly Government Properties, Inc.	14,343	226,189
EastGroup Properties, Inc.	10,527	1,519,467
Empire State Realty Trust, Inc., Class A	22,755	149,273
EPR Properties	18,125	649,963
Equinix, Inc.	10,301	5,859,621
Equity Commonwealth	16,935	412,537
Equity Residential	38,284	2,573,450
Essential Properties Realty Trust, Inc.	21,114	410,667
Essex Property Trust, Inc.	7,472	1,809,943
Extra Space Storage, Inc.	15,335	2,648,508
Farmland Partners, Inc.	7,445	94,328
Federal Realty Investment Trust	8,251	743,580
First Industrial Realty Trust, Inc.	31,911	1,429,932
Four Corners Property Trust, Inc.	12,806	309,777
Franklin Street Properties Corp.	18,224	47,929
Gecina SA	7,496	587,084
Getty Realty Corp.	6,694	180,002
Gladstone Commercial Corp.	6,549	101,510
Gladstone Land Corp.	5,326	96,401
Global Medical REIT, Inc.	10,111	86,146
Global Net Lease, Inc.	16,814	179,069
GLP J-REIT	696	771,900
Goodman Group	274,319	2,772,489
Healthcare Realty Trust, Inc.	91,949	1,917,137
Healthpeak Properties, Inc.	61,292	1,404,813
Hersha Hospitality Trust, Class A	5,507	43,946
Highwoods Properties, Inc.	25,415	685,188
Host Hotels & Resorts, Inc.	79,164	1,257,124
Independence Realty Trust, Inc.	89,349	1,494,809
Indus Realty Trust, Inc.	966	50,589
Industrial Logistics Properties Trust	11,223	61,727
Innovative Industrial Properties, Inc.	4,519	399,932
InvenTrust Properties Corp.	10,970	233,990
Invitation Homes, Inc.	65,579	2,214,603
Iron Mountain, Inc.	32,381	1,423,793
iStar, Inc.	10,828	100,267
Japan Metropolitan Fund Investment Corp.	1,140	855,927
Japan Real Estate Investment Corp.	203	837,455
JBG SMITH Properties	24,046	446,775
Kilroy Realty Corp.	25,415	1,070,226
Kimco Realty Corp.	68,301	1,257,421
Kite Realty Group Trust	88,257	1,519,786
Klepierre SA (A)	35,101	610,240
Lamar Advertising Company, Class A	21,049	1,736,332
Land Securities Group PLC	114,925	664,066
Life Storage, Inc.	20,389	2,258,286
Link REIT	344,306	2,403,430
LTC Properties, Inc.	6,227	233,201
LXP Industrial Trust	45,672	418,356
Mapletree Logistics Trust	534,100	577,094
Mapletree Pan Asia Commercial Trust	384,100	457,290
Medical Properties Trust, Inc.	144,732	1,716,522
Mid-America Apartment Communities, Inc.	13,231	2,051,731
Mirvac Group	643,308	801,370
National Health Investors, Inc.	7,085	400,515
National Retail Properties, Inc.	42,794	1,705,769
National Storage Affiliates Trust	20,620	857,380
Necessity Retail REIT, Inc.	22,533	132,494
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
NETSTREIT Corp.	7,840	$139,630
NexPoint Residential Trust, Inc.	3,685	170,284
Nippon Building Fund, Inc.	250	1,100,119
Nippon Prologis REIT, Inc.	349	765,153
Nomura Real Estate Master Fund, Inc.	692	764,829
Office Properties Income Trust	8,074	113,440
Omega Healthcare Investors, Inc.	56,566	1,668,131
One Liberty Properties, Inc.	2,924	61,462
Orion Office REIT, Inc.	9,586	83,878
Outfront Media, Inc.	23,827	361,932
Paramount Group, Inc.	30,590	190,576
Park Hotels & Resorts, Inc.	54,327	611,722
Pebblebrook Hotel Trust	52,937	768,116
Phillips Edison & Company, Inc.	18,225	511,211
Physicians Realty Trust	90,698	1,364,098
Piedmont Office Realty Trust, Inc., Class A	19,661	207,620
Plymouth Industrial REIT, Inc.	6,323	106,290
Postal Realty Trust, Inc., Class A	3,429	50,303
PotlatchDeltic Corp.	32,422	1,330,599
Prologis, Inc.	83,707	8,504,631
Public Storage	17,902	5,241,885
Rayonier, Inc.	35,379	1,060,309
Realty Income Corp.	69,982	4,072,952
Regency Centers Corp.	17,969	967,631
Retail Opportunity Investments Corp.	19,715	271,278
Rexford Industrial Realty, Inc.	41,334	2,149,368
RLJ Lodging Trust	26,914	272,370
RPT Realty	14,054	106,248
Ryman Hospitality Properties, Inc.	8,736	642,882
Sabra Health Care REIT, Inc.	93,302	1,224,122
Safehold, Inc.	3,559	94,171
Saul Centers, Inc.	1,975	74,063
SBA Communications Corp.	12,208	3,475,007
Scentre Group	846,805	1,383,577
Segro PLC	197,120	1,644,741
Service Properties Trust	27,618	143,337
Simon Property Group, Inc.	37,073	3,327,302
SITE Centers Corp.	31,571	338,125
SL Green Realty Corp.	15,536	623,926
Spirit Realty Capital, Inc.	32,943	1,191,219
STAG Industrial, Inc.	29,096	827,199
Stockland	389,464	815,077
STORE Capital Corp.	64,205	2,011,543
Summit Hotel Properties, Inc.	17,682	118,823
Sunstone Hotel Investors, Inc.	34,857	328,353
Tanger Factory Outlet Centers, Inc.	16,519	225,980
Terreno Realty Corp.	11,963	633,919
The British Land Company PLC	143,655	556,426
The GPT Group	312,526	769,180
The Macerich Company	87,059	691,248
UDR, Inc.	34,541	1,440,705
UMH Properties, Inc.	8,209	132,575
Unibail-Rodamco-Westfield (A)	19,243	796,273
Uniti Group, Inc.	38,777	269,500
Universal Health Realty Income Trust	2,117	91,476
Urban Edge Properties	18,531	247,204
Urstadt Biddle Properties, Inc., Class A	5,214	80,869
Ventas, Inc.	45,946	1,845,651
Veris Residential, Inc. (A)	14,197	161,420
VICI Properties, Inc.	109,105	3,256,784
Vicinity Centres	631,295	703,882
Vornado Realty Trust	18,541	429,410
Warehouses De Pauw CVA	24,268	596,037
Washington Real Estate Investment Trust	14,038	246,507

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Welltower, Inc.	52,491	$3,376,221
Weyerhaeuser Company	84,008	2,399,268
Whitestone REIT	7,939	67,164
Xenia Hotels & Resorts, Inc.	18,698	257,845
		174,211,576
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	18,927	153,498
Aroundtown SA	162,997	356,915
Azrieli Group, Ltd.	6,924	472,549
CapitaLand Investment, Ltd.	424,484	1,021,251
CBRE Group, Inc., Class A (A)	36,084	2,436,031
City Developments, Ltd.	66,713	351,586
CK Asset Holdings, Ltd.	327,062	1,963,479
Compass, Inc., Class A (A)	43,207	100,240
Cushman & Wakefield PLC (A)	25,923	296,818
Daito Trust Construction Company, Ltd.	10,111	945,806
Daiwa House Industry Company, Ltd.	97,866	1,989,871
DigitalBridge Group, Inc.	24,154	302,167
Douglas Elliman, Inc.	13,031	53,427
ESR Group, Ltd. (B)	326,800	822,022
eXp World Holdings, Inc.	11,278	126,426
Fastighets AB Balder, B Shares (A)	102,943	410,916
Forestar Group, Inc. (A)	3,403	38,080
FRP Holdings, Inc. (A)	1,148	62,405
Hang Lung Properties, Ltd.	330,313	542,419
Henderson Land Development Company, Ltd.	236,709	662,835
Hongkong Land Holdings, Ltd.	184,134	809,088
Hulic Company, Ltd.	62,669	461,730
Jones Lang LaSalle, Inc. (A)	11,578	1,749,088
Kennedy-Wilson Holdings, Inc.	19,145	295,982
LEG Immobilien SE	11,884	709,351
Lendlease Corp., Ltd.	112,395	642,577
Marcus & Millichap, Inc.	4,049	132,726
Mitsubishi Estate Company, Ltd.	192,924	2,542,000
Mitsui Fudosan Company, Ltd.	147,826	2,816,082
New World Development Company, Ltd.	246,392	699,775
Newmark Group, Inc., Class A	24,175	194,851
Nomura Real Estate Holdings, Inc.	19,363	437,298
RE/MAX Holdings, Inc., Class A	3,156	59,680
Redfin Corp. (A)	17,371	101,447
Sagax AB, Class B	31,053	511,227
Seritage Growth Properties, Class A (A)	7,402	66,766
Sino Land Company, Ltd.	565,722	744,110
Stratus Properties, Inc.	1,160	27,028
Sumitomo Realty & Development Company, Ltd.	50,483	1,148,086
Sun Hung Kai Properties, Ltd.	236,314	2,608,026
Swire Pacific, Ltd., Class A	81,018	605,572
Swire Properties, Ltd.	190,887	410,650
Swiss Prime Site AG	12,517	997,072
Tejon Ranch Company (A)	3,868	55,699
The RMR Group, Inc., Class A	2,698	63,916
The St. Joe Company	5,569	178,375
UOL Group, Ltd.	75,770	348,594
Vonovia SE	116,858	2,522,002
Wharf Real Estate Investment Company, Ltd.	272,346	1,234,650
		36,282,189
		210,493,765
Utilities – 3.1%
Electric utilities – 1.8%
Acciona SA	4,027	707,769
ALLETE, Inc.	22,975	1,149,899
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Alliant Energy Corp.	27,981	$1,482,713
American Electric Power Company, Inc.	58,006	5,014,619
Chubu Electric Power Company, Inc.	105,129	945,486
CK Infrastructure Holdings, Ltd.	102,843	524,532
CLP Holdings, Ltd.	267,834	2,024,217
Constellation Energy Corp.	37,067	3,083,604
Duke Energy Corp.	87,083	8,100,461
Edison International	43,614	2,467,680
EDP - Energias de Portugal SA	452,898	1,965,583
Electricite de France SA	91,451	1,060,598
Elia Group SA/NV	5,388	634,012
Endesa SA	51,820	778,313
Enel SpA	1,326,945	5,442,098
Entergy Corp.	22,804	2,294,767
Evergy, Inc.	25,661	1,524,263
Eversource Energy	39,578	3,085,501
Exelon Corp.	112,608	4,218,296
FirstEnergy Corp.	61,536	2,276,832
Fortum OYJ	72,462	973,676
Hawaiian Electric Industries, Inc.	26,450	916,757
HK Electric Investments, Ltd.	432,500	303,121
Iberdrola SA	971,510	9,058,537
IDACORP, Inc.	12,216	1,209,506
Mercury NZ, Ltd.	112,723	358,850
MGE Energy, Inc.	5,937	389,645
NextEra Energy, Inc.	222,876	17,475,707
NRG Energy, Inc.	27,479	1,051,621
OGE Energy Corp.	48,373	1,763,680
Origin Energy, Ltd.	287,340	953,384
Orsted A/S (B)	30,863	2,459,804
Otter Tail Corp.	6,635	408,185
PG&E Corp. (A)	191,898	2,398,725
Pinnacle West Capital Corp.	13,156	848,694
PNM Resources, Inc.	34,416	1,573,844
Portland General Electric Company	35,934	1,561,692
Power Assets Holdings, Ltd.	226,236	1,134,069
PPL Corp.	82,833	2,099,817
Red Electrica Corp. SA	66,207	1,015,986
SSE PLC	174,189	2,941,354
Terna - Rete Elettrica Nazionale	229,550	1,398,081
The Kansai Electric Power Company, Inc.	114,824	960,658
The Southern Company	120,120	8,168,160
Tokyo Electric Power Company Holdings, Inc. (A)	249,028	796,050
Verbund AG	11,109	948,457
Xcel Energy, Inc.	62,171	3,978,944
		115,928,247
Gas utilities – 0.3%
APA Group	192,498	1,184,429
Atmos Energy Corp.	15,793	1,608,517
Brookfield Infrastructure Corp., Class A	15,909	647,496
Chesapeake Utilities Corp.	2,813	324,592
Enagas SA	40,606	628,538
Hong Kong & China Gas Company, Ltd.	1,827,022	1,609,333
National Fuel Gas Company	22,103	1,360,440
Naturgy Energy Group SA (C)	23,729	548,937
New Jersey Resources Corp.	38,863	1,503,998
Northwest Natural Holding Company	5,532	239,978
ONE Gas, Inc.	21,788	1,533,657
Osaka Gas Company, Ltd.	61,175	922,273
Snam SpA	328,992	1,329,763
South Jersey Industries, Inc.	19,893	664,824
Southwest Gas Holdings, Inc.	25,398	1,771,511
Spire, Inc.	20,908	1,303,196

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Tokyo Gas Company, Ltd.	64,796	$1,093,825
UGI Corp.	50,591	1,635,607
		19,910,914
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	7,284	80,197
Clearway Energy, Inc., Class A	6,354	184,901
Clearway Energy, Inc., Class C	12,704	404,622
EDP Renovaveis SA	47,014	967,086
Meridian Energy, Ltd.	210,264	564,202
Montauk Renewables, Inc. (A)(C)	10,638	185,527
Ormat Technologies, Inc.	18,094	1,559,703
RWE AG	104,808	3,852,322
Sunnova Energy International, Inc. (A)	16,177	357,188
The AES Corp.	74,968	1,694,277
Uniper SE (C)	14,934	56,364
		9,906,389
Multi-utilities – 0.8%
Ameren Corp.	29,541	2,379,528
Avista Corp.	11,712	433,930
Black Hills Corp.	26,209	1,775,136
CenterPoint Energy, Inc.	71,779	2,022,732
CMS Energy Corp.	32,696	1,904,215
Consolidated Edison, Inc.	40,025	3,432,544
Dominion Energy, Inc.	94,444	6,527,025
DTE Energy Company	22,246	2,559,402
E.ON SE	366,289	2,814,115
Engie SA	297,986	3,429,786
National Grid PLC	594,938	6,124,352
NiSource, Inc.	45,795	1,153,576
NorthWestern Corp.	22,371	1,102,443
Public Service Enterprise Group, Inc.	56,473	3,175,477
Sempra Energy	35,541	5,329,018
Unitil Corp.	2,672	124,114
Veolia Environnement SA	108,582	2,075,239
WEC Energy Group, Inc.	35,605	3,184,155
		49,546,787
Water utilities – 0.1%
American States Water Company	5,981	466,219
American Water Works Company, Inc.	20,858	2,714,877
Artesian Resources Corp., Class A	1,738	83,633
California Water Service Group	8,744	460,721
Essential Utilities, Inc.	57,622	2,384,398
Middlesex Water Company	2,847	219,788
Pure Cycle Corp. (A)	3,974	33,183
Severn Trent PLC	40,836	1,067,518
SJW Group	4,447	256,147
The York Water Company	2,628	100,994
United Utilities Group PLC	111,249	1,098,490
		8,885,968
		204,178,305
TOTAL COMMON STOCKS (Cost $4,126,344,627)		$6,202,027,724
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,692	629,381
Porsche Automobil Holding SE	24,982	1,407,563
Volkswagen AG	30,278	3,699,729
		5,736,673
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	29,067	1,726,203
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,970	$1,373,240
TOTAL PREFERRED SECURITIES (Cost $9,632,055)		$8,836,116
RIGHTS – 0.0%
Securitas AB (Expiration Date: 10-12-22; Strike Price: SEK 46.00) (A)	204,344	85,253
TOTAL RIGHTS (Cost $87,836)		$85,253
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	19,716
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	9,568
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	89,403
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	8,712
TOTAL WARRANTS (Cost $15,655)		$127,399
SHORT-TERM INVESTMENTS – 4.3%
U.S. Government Agency – 0.6%
Federal Home Loan Bank Discount Note 2.315%, 10/06/2022 *	$37,000,000	36,990,797
Short-term funds – 3.7%
John Hancock Collateral Trust, 3.0556% (E)(F)	24,047,009	240,277,706
TOTAL SHORT-TERM INVESTMENTS (Cost $277,277,481)		$277,268,503
Total Investments (Strategic Equity Allocation Trust) (Cost $4,413,357,654) – 99.6%		$6,488,344,995
Other assets and liabilities, net – 0.4%		28,318,314
TOTAL NET ASSETS – 100.0%		$6,516,663,309
Currency Abbreviations
CHF	Swiss Franc
SEK	Swedish Krona
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $17,699,544.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $18,644,908.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,601	Long	Dec 2022	$143,448,655	$132,931,030	$(10,517,625)
Russell 2000 E-Mini Index Futures	287	Long	Dec 2022	26,014,300	23,961,630	(2,052,670)
S&P 500 E-Mini Index Futures	704	Long	Dec 2022	141,571,187	126,772,800	(14,798,387)
S&P Mid 400 E-Mini Index Futures	75	Long	Dec 2022	17,731,133	16,561,500	(1,169,633)
						$(28,538,315)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.0%
U.S. Government – 9.5%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,236,586
2.375%, 02/15/2042		4,210,000	3,225,913
2.750%, 11/15/2042		995,000	806,067
3.000%, 02/15/2049		5,975,000	5,097,422
U.S. Treasury Notes
0.375%, 11/30/2025		900,000	797,941
0.500%, 02/28/2026		1,150,000	1,014,740
1.500%, 01/31/2027		4,680,000	4,195,181
1.875%, 02/15/2032		2,374,000	2,011,594
2.000%, 11/15/2026		1,390,000	1,276,411
2.250%, 03/31/2024		3,180,000	3,084,600
2.375%, 03/31/2029		2,195,000	1,987,504
2.625%, 05/31/2027		1,015,000	952,831
2.875%, 05/15/2032		10,035,000	9,277,671
			34,964,461
U.S. Government Agency – 0.5%
Federal National Mortgage Association
4.000%, TBA (A)		380,000	352,212
4.500%, TBA (A)		1,570,000	1,493,707
			1,845,919
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,209,210)			$36,810,380
FOREIGN GOVERNMENT OBLIGATIONS – 21.5%
Australia – 1.1%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,320,625
0.500%, 09/21/2026		775,000	438,133
New South Wales Treasury Corp.
1.250%, 03/20/2025		1,370,000	823,081
3.000%, 05/20/2027		1,260,000	767,345
Queensland Treasury Corp. 2.750%, 08/20/2027 (B)		910,000	547,240
			3,896,424
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (B)	EUR	755,000	648,097
Brazil – 0.6%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	11,960,000	2,210,969
Canada – 2.8%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (B)	CAD	1,425,000	944,202
1.950%, 12/15/2025 (B)		1,675,000	1,145,926
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
CPPIB Capital, Inc. 2.250%, 12/01/2031 (B)	CAD	635,000	$399,682
Government of Canada
1.500%, 09/01/2024		885,000	614,275
2.250%, 12/01/2029		1,350,000	919,194
Province of Ontario
1.350%, 12/02/2030		5,160,000	3,074,073
2.900%, 06/02/2028		1,815,000	1,255,318
3.450%, 06/02/2045		1,060,000	682,050
Province of Quebec
0.200%, 04/07/2025	EUR	285,000	261,835
1.500%, 12/15/2023	GBP	497,000	534,017
3.000%, 09/01/2023	CAD	650,000	465,971
			10,296,543
China – 1.2%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,737,777
2.690%, 08/12/2026		4,220,000	600,088
2.880%, 11/05/2023		14,670,000	2,089,845
			4,427,710
Colombia – 0.9%
Republic of Colombia
3.250%, 04/22/2032		$955,000	645,451
4.500%, 03/15/2029		235,000	192,733
5.625%, 02/26/2044		235,000	155,393
6.250%, 11/26/2025	COP	3,780,000,000	697,740
7.500%, 08/26/2026		3,905,000,000	723,878
10.000%, 07/24/2024		4,909,200,000	1,035,885
			3,451,080
Greece – 0.6%
Republic of Greece
1.500%, 06/18/2030 (B)	EUR	1,020,000	795,821
2.000%, 04/22/2027 (B)		779,000	699,005
4.200%, 01/30/2042		685,000	626,047
			2,120,873
India – 0.4%
Export-Import Bank of India 3.875%, 02/01/2028 (B)		$630,000	572,788
Republic of India
6.100%, 07/12/2031	INR	33,840,000	376,138
6.450%, 10/07/2029		33,000,000	385,745
7.270%, 04/08/2026		15,300,000	187,985
			1,522,656
Indonesia – 3.0%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (B)		$940,000	899,213

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	$173,808
2.150%, 07/18/2024 (B)		740,000	701,333
2.625%, 06/14/2023 (B)		850,000	826,596
3.050%, 03/12/2051		$545,000	361,314
3.850%, 10/15/2030		405,000	362,417
6.375%, 04/15/2032	IDR	30,847,000,000	1,882,341
6.500%, 06/15/2025		27,798,000,000	1,807,756
6.625%, 05/15/2033		6,431,000,000	395,353
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	712,329
8.125%, 05/15/2024		3,514,000,000	237,097
8.375%, 09/15/2026		12,897,000,000	888,048
8.750%, 05/15/2031		17,423,000,000	1,232,134
9.000%, 03/15/2029		6,709,000,000	477,913
			10,957,652
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	283,541
Italy – 0.5%
Republic of Italy
1.250%, 02/17/2026		$742,000	634,655
1.850%, 07/01/2025 (B)	EUR	1,325,000	1,247,471
			1,882,126
Japan – 1.0%
Government of Japan
0.005%, 03/20/2027	JPY	107,000,000	738,159
0.100%, 06/20/2025		447,900,000	3,106,646
			3,844,805
Malaysia – 1.1%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	403,298
3.828%, 07/05/2034		1,965,000	390,302
3.844%, 04/15/2033		4,313,000	871,206
3.882%, 03/14/2025		2,835,000	612,763
3.899%, 11/16/2027		3,370,000	719,821
3.900%, 11/30/2026		1,805,000	387,081
4.059%, 09/30/2024		3,895,000	847,317
			4,231,788
Mexico – 1.5%
Government of Mexico
5.000%, 03/06/2025	MXN	22,890,000	1,009,288
5.750%, 03/05/2026		24,110,000	1,050,511
7.500%, 06/03/2027		44,140,000	2,006,645
7.750%, 05/29/2031		32,570,000	1,435,250
			5,501,694
New Zealand – 1.3%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	6,945,000	3,560,491
1.500%, 04/15/2026		680,000	338,246
4.500%, 04/15/2027		1,945,000	1,078,975
			4,977,712
Norway – 1.3%
Kingdom of Norway
1.500%, 02/19/2026 (B)	NOK	7,640,000	663,486
1.750%, 03/13/2025 to 02/17/2027 (B)		19,650,000	1,723,373
2.000%, 05/24/2023 (B)		5,505,000	502,693
2.125%, 05/18/2032 (B)		10,990,000	912,730
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	681,925
5.250%, 07/15/2024		764,000	497,004
			4,981,211
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines – 0.5%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	$1,237,391
6.250%, 01/14/2036	PHP	43,000,000	670,708
			1,908,099
Portugal – 0.5%
Republic of Portugal
0.475%, 10/18/2030 (B)	EUR	1,905,000	1,535,649
0.700%, 10/15/2027 (B)		435,000	387,938
			1,923,587
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (B)		$710,000	656,750
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	905,000	574,359
2.375%, 06/01/2025		650,000	439,882
			1,014,241
South Korea – 0.9%
Republic of Korea
2.125%, 06/10/2027	KRW	1,303,700,000	827,230
2.375%, 03/10/2027		3,972,830,000	2,559,133
			3,386,363
Spain – 0.4%
Kingdom of Spain
0.250%, 07/30/2024 (B)	EUR	875,000	828,341
0.800%, 07/30/2027 (B)		865,000	775,929
			1,604,270
Sweden – 0.3%
Kingdom of Sweden 0.125%, 04/24/2023 (B)		955,000	927,216
United Arab Emirates – 0.4%
Government of Abu Dhabi
1.700%, 03/02/2031 (B)		$465,000	368,619
3.125%, 04/16/2030 (B)		730,000	659,738
3.875%, 04/16/2050 (B)		475,000	387,125
			1,415,482
United Kingdom – 0.4%
Government of United Kingdom
0.125%, 01/31/2024	GBP	1,070,000	1,130,849
0.250%, 01/31/2025		335,000	337,234
			1,468,083
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $98,018,832)			$79,538,972
CORPORATE BONDS – 45.9%
Communication services – 5.4%
AT&T, Inc. 0.900%, 03/25/2024		$315,000	297,921
CCO Holdings LLC
4.250%, 02/01/2031 (B)		165,000	126,562
4.500%, 08/15/2030 to 06/01/2033 (B)		1,245,000	958,040
4.750%, 03/01/2030 (B)		1,030,000	835,588
5.125%, 05/01/2027 (B)		1,245,000	1,123,613
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	369,485
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	173,868
5.125%, 07/01/2049		1,395,000	1,022,587
5.750%, 04/01/2048		790,000	637,617
CT Trust 5.125%, 02/03/2032 (B)		360,000	270,900

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (B)		$550,000	$412,364
IHS Holding, Ltd. 6.250%, 11/29/2028 (B)		370,000	282,199
Kenbourne Invest SA 4.700%, 01/22/2028 (B)		450,000	342,076
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (B)		785,000	591,158
Match Group Holdings II LLC 4.125%, 08/01/2030 (B)		705,000	578,981
Millicom International Cellular SA 4.500%, 04/27/2031 (B)		530,000	377,858
Netflix, Inc. 5.375%, 11/15/2029 (B)		405,000	380,700
News Corp. 3.875%, 05/15/2029 (B)		1,685,000	1,430,329
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (B)		1,160,000	942,894
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	572,115
2.875%, 02/15/2031		400,000	322,336
3.375%, 04/15/2029		470,000	406,071
3.500%, 04/15/2031		785,000	659,643
4.750%, 02/01/2028		165,000	155,762
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (B)		895,000	760,750
Verizon Communications, Inc. 0.750%, 03/22/2024		236,000	223,067
Virgin Media Finance PLC 5.000%, 07/15/2030 (B)		720,000	529,484
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (B)		670,000	522,902
5.500%, 05/15/2029 (B)		1,161,000	994,000
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (B)	EUR	735,000	541,512
4.250%, 01/31/2031 (B)		$1,225,000	928,170
VTR Comunicaciones SpA
4.375%, 04/15/2029 (B)		315,000	195,300
5.125%, 01/15/2028 (B)		415,000	280,125
VTR Finance NV 6.375%, 07/15/2028 (B)		510,000	281,775
WMG Acquisition Corp. 3.000%, 02/15/2031 (B)		1,910,000	1,449,994
			19,977,746
Consumer discretionary – 5.2%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	386,277
Carnival Corp. 5.750%, 03/01/2027 (B)		$1,165,000	816,141
Ford Motor Company 3.250%, 02/12/2032		580,000	417,791
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	317,129
2.900%, 02/16/2028		$360,000	282,949
3.625%, 06/17/2031		1,220,000	906,399
4.000%, 11/13/2030		255,000	198,900
4.125%, 08/17/2027		205,000	176,403
4.542%, 08/01/2026		445,000	396,226
4.950%, 05/28/2027		1,115,000	995,450
General Motors Financial Company, Inc.
1.200%, 10/15/2024		1,090,000	1,000,532
3.500%, 11/07/2024		425,000	407,126
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (B)	$485,000	$371,461
4.875%, 01/15/2030	710,000	617,700
Hyatt Hotels Corp. 6.000%, 04/23/2030	744,000	721,192
MercadoLibre, Inc.
2.375%, 01/14/2026	565,000	484,149
3.125%, 01/14/2031	450,000	326,250
MGM Resorts International 4.750%, 10/15/2028	105,000	87,869
New Red Finance, Inc.
3.500%, 02/15/2029 (B)	1,193,000	981,243
3.875%, 01/15/2028 (B)	970,000	844,104
4.000%, 10/15/2030 (B)	2,124,000	1,672,820
Premier Entertainment Sub LLC 5.875%, 09/01/2031 (B)	70,000	47,250
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (B)	690,000	507,209
5.500%, 04/01/2028 (B)	1,235,000	865,290
11.625%, 08/15/2027 (B)	264,000	240,245
Travel + Leisure Company
4.500%, 12/01/2029 (B)	895,000	693,979
6.625%, 07/31/2026 (B)	372,000	348,468
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (B)	660,000	580,157
Yum! Brands, Inc.
3.625%, 03/15/2031	1,795,000	1,434,564
4.625%, 01/31/2032	875,000	733,408
4.750%, 01/15/2030 (B)	1,773,000	1,549,442
		19,408,123
Consumer staples – 3.3%
Becle SAB de CV 2.500%, 10/14/2031 (B)	795,000	615,330
Darling Ingredients, Inc. 6.000%, 06/15/2030 (B)	1,295,000	1,232,439
JBS USA LUX SA
3.625%, 01/15/2032 (B)	1,070,000	835,938
5.750%, 04/01/2033 (B)	735,000	663,808
Kraft Heinz Foods Company
3.000%, 06/01/2026	662,000	610,397
3.875%, 05/15/2027	370,000	345,794
4.250%, 03/01/2031	1,525,000	1,372,556
4.375%, 06/01/2046	280,000	217,671
4.625%, 10/01/2039	1,090,000	902,220
6.875%, 01/26/2039	1,220,000	1,256,790
7.125%, 08/01/2039 (B)	165,000	172,880
MARB BondCo PLC 3.950%, 01/29/2031 (B)	1,205,000	872,119
Natura & Company Luxembourg Holdings Sarl 6.000%, 04/19/2029 (B)	390,000	321,095
Natura Cosmeticos SA 4.125%, 05/03/2028 (B)	830,000	655,700
NBM US Holdings, Inc. 7.000%, 05/14/2026 (B)	205,000	197,829
Post Holdings, Inc.
4.500%, 09/15/2031 (B)	725,000	583,625
5.500%, 12/15/2029 (B)	285,000	246,383
5.625%, 01/15/2028 (B)	1,255,000	1,145,464
		12,248,038
Energy – 5.9%
Aker BP ASA 3.750%, 01/15/2030 (B)	750,000	637,536

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	$343,249
5.250%, 06/15/2037		$194,000	169,971
5.400%, 06/15/2047		777,000	665,156
6.750%, 11/15/2039		1,806,000	1,793,319
Cheniere Energy Partners LP
4.000%, 03/01/2031		1,252,000	1,049,777
4.500%, 10/01/2029		390,000	343,352
Continental Resources, Inc.
2.875%, 04/01/2032 (B)		1,206,000	883,148
5.750%, 01/15/2031 (B)		1,490,000	1,346,749
Ecopetrol SA
4.625%, 11/02/2031		435,000	304,500
5.375%, 06/26/2026		230,000	207,920
5.875%, 05/28/2045		235,000	142,271
6.875%, 04/29/2030		470,000	394,759
Enbridge, Inc. 3.125%, 11/15/2029		990,000	846,585
EQT Corp.
3.125%, 05/15/2026 (B)		190,000	173,035
3.625%, 05/15/2031 (B)		2,235,000	1,863,243
3.900%, 10/01/2027		325,000	295,749
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	207,758
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)		955,000	718,638
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (B)		1,180,000	1,026,600
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	142,789
3.400%, 04/15/2026		238,000	225,505
6.125%, 01/01/2031		775,000	763,375
6.625%, 09/01/2030		1,160,000	1,177,400
7.500%, 05/01/2031		335,000	350,075
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,375,000	1,337,775
Pertamina Persero PT
3.100%, 01/21/2030 (B)		255,000	209,940
3.650%, 07/30/2029 (B)		295,000	255,246
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (B)		505,000	455,131
Qatar Energy
2.250%, 07/12/2031 (B)		935,000	749,380
3.300%, 07/12/2051 (B)		295,000	209,403
Southwestern Energy Company 5.700%, 01/23/2025		17,000	16,645
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	67,919
TransCanada PipeLines, Ltd.
1.000%, 10/12/2024		631,000	581,466
4.100%, 04/15/2030		1,060,000	948,277
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	67,633
Western Midstream Operating LP 4.300%, 02/01/2030		975,000	833,879
			21,805,153
Financials – 8.5%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,700,000	1,915,999
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	342,341
Banco Actinver SA
4.800%, 12/18/2032 (B)		$215,000	122,550
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Actinver SA (continued)
9.500%, 12/18/2032 (B)	MXN	12,100,000	$342,461
Bank of America Corp. 0.981%, (0.981% to 9-25-24, then SOFR + 0.910%), 09/25/2025		$620,000	564,097
Barclays PLC 4.375%, (4.375% to 3-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (C)		90,000	55,467
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	445,837
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	885,456
BNG Bank NV 0.250%, 06/07/2024		395,000	372,595
BNP Paribas SA 2.219%, (2.219% to 6-9-25, then SOFR + 2.074%), 06/09/2026 (B)		$990,000	890,152
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	143,781
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	802,522
Citigroup, Inc. 1.566%, (3 month EURIBOR + 0.500%), 03/21/2023 (D)		535,000	524,767
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	680,745
3.865%, 05/25/2027		1,000,000,000	656,064
European Investment Bank 2.538%, (SONIA + 0.350%), 06/29/2023 (D)	GBP	550,000	615,140
ING Groep NV 5.750%, (5.750% to 11-16-26, then 5 Year CMT + 4.342%), 11/16/2026 (C)		$825,000	709,250
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	352,347
2.750%, 10/30/2025		500,000	305,437
International Bank for Reconstruction & Development
1.800%, 01/19/2027	CAD	625,000	417,097
1.900%, 01/16/2025		1,390,000	960,618
2.875%, 11/30/2026	NZD	715,000	371,021
International Finance Corp.
0.375%, 09/10/2025		1,240,000	610,188
2.550%, 09/18/2023	CNY	3,110,000	432,374
3.600%, 02/24/2026	AUD	1,395,000	871,731
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (B)		$740,000	498,907
JPMorgan Chase & Co.
0.563%, (0.563% to 2-16-24, then SOFR + 0.420%), 02/16/2025		1,020,000	953,690
0.653%, (0.653% to 9-16-23, then 3 month CME Term SOFR + 0.600%) , 09/16/2024		950,000	906,023
MSCI, Inc.
3.250%, 08/15/2033 (B)		390,000	301,170
3.625%, 09/01/2030 to 11/01/2031 (B)		2,374,000	1,936,037
3.875%, 02/15/2031 (B)		765,000	644,102
NatWest Group PLC 4.600%, (4.600% to 6-28-31, then 5 Year CMT + 3.100%), 06/28/2031 (C)		208,000	130,000
Nordea Eiendomskreditt AS
3.100%, (3 month NIBOR + 0.340%), 06/19/2024 (D)	NOK	12,000,000	1,102,587

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordea Eiendomskreditt AS (continued)
3.120%, (3 month NIBOR + 0.300%), 06/21/2023 (D)	NOK	7,000,000	$643,754
Nordic Investment Bank 1.875%, 04/10/2024		3,920,000	351,629
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,613,706
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	320,211
Royal Bank of Canada 4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	615,000	363,537
Shinhan Financial Group Company, Ltd. 2.875%, (2.875% to 5-12-26, then 5 Year CMT + 2.064%), 05/12/2026 (B)(C)		$880,000	750,640
Starwood Property Trust, Inc. 4.375%, 01/15/2027 (B)		335,000	285,582
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (B)	BRL	8,166,610	1,354,958
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	936,988
2.000%, 11/01/2028		328,000	281,530
3.375%, 03/27/2025		67,000	65,300
U.S. Bancorp
0.850%, 06/07/2024		2,560,000	2,407,409
3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		$1,014,000	765,418
UBS Group AG
3.875%, (3.875% to 6-2-26, then 5 Year CMT + 3.098%), 06/02/2026 (B)(C)		471,000	355,534
4.375%, (4.375% to 2-10-31, then 5 Year CMT + 3.313%), 02/10/2031 (B)(C)		213,000	139,941
			31,498,690
Health care – 4.2%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	486,637
2.625%, 11/15/2028		300,000	261,819
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	670,024
Centene Corp.
2.500%, 03/01/2031		$905,000	682,172
3.000%, 10/15/2030		1,795,000	1,421,532
3.375%, 02/15/2030		1,765,000	1,442,888
4.625%, 12/15/2029		260,000	233,636
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,349,406
HCA, Inc.
3.500%, 09/01/2030		$3,693,000	3,049,384
4.125%, 06/15/2029		1,175,000	1,030,463
5.375%, 02/01/2025		1,305,000	1,289,568
Rede D'or Finance Sarl
4.500%, 01/22/2030 (B)		367,000	297,326
4.950%, 01/17/2028 (B)		310,000	273,287
Stryker Corp.
0.600%, 12/01/2023		200,000	190,441
1.150%, 06/15/2025		630,000	568,270
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	544,838
0.750%, 09/12/2024		282,000	264,969
1.400%, 01/23/2026		468,000	431,057
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. 0.550%, 05/15/2024		$395,000	$370,447
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/2024		630,000	582,540
			15,440,704
Industrials – 4.1%
AECOM 5.125%, 03/15/2027		1,235,000	1,152,632
Airbus SE 1.625%, 06/09/2030	EUR	255,000	215,340
American Airlines, Inc.
5.500%, 04/20/2026 (B)		$970,000	910,995
5.750%, 04/20/2029 (B)		790,000	689,275
Canadian Pacific Railway Company 1.350%, 12/02/2024		315,000	291,287
DAE Funding LLC 3.375%, 03/20/2028 (B)		640,000	542,121
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		442,412	370,754
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	500,234
4.500%, 10/20/2025 (B)		200,000	194,131
4.750%, 10/20/2028 (B)		3,217,000	2,996,171
7.375%, 01/15/2026		165,000	166,794
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (B)		645,000	531,151
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	198,744
Movida Europe SA 5.250%, 02/08/2031 (B)		$235,000	166,675
Simpar Europe SA 5.200%, 01/26/2031 (B)		285,000	200,688
Simpar Finance Sarl 10.750%, 02/12/2028 (B)	BRL	3,000,000	456,433
Singapore Airlines, Ltd. 3.375%, 01/19/2029		$420,000	362,513
The Boeing Company
5.040%, 05/01/2027		1,035,000	997,079
5.150%, 05/01/2030		2,425,000	2,243,241
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	910,874
4.000%, 07/15/2030		660,000	545,219
4.875%, 01/15/2028		530,000	485,925
			15,128,276
Information technology – 1.1%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	808,867
Atento Luxco 1 SA 8.000%, 02/10/2026 (B)		$106,000	45,169
CDW LLC 4.250%, 04/01/2028		165,000	146,850
Dell International LLC 8.350%, 07/15/2046		541,000	583,527
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	341,913
1.500%, 05/21/2027		820,000	717,753
Fiserv, Inc. 1.125%, 07/01/2027		290,000	249,588
Gartner, Inc. 3.750%, 10/01/2030 (B)		$475,000	388,856
Picard Midco, Inc. 6.500%, 03/31/2029 (B)		430,000	363,221

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
SK Hynix, Inc. 1.500%, 01/19/2026 (B)		$485,000	$419,919
			4,065,663
Materials – 4.1%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (B)		960,000	783,322
Ball Corp.
2.875%, 08/15/2030		520,000	399,071
4.875%, 03/15/2026		1,035,000	981,915
5.250%, 07/01/2025		1,185,000	1,158,089
Berry Global, Inc. 5.625%, 07/15/2027 (B)		590,000	551,966
Braskem Idesa SAPI 6.990%, 02/20/2032 (B)		480,000	320,400
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (B)		570,000	460,674
5.875%, 01/31/2050 (B)		585,000	414,473
Cemex SAB de CV 3.875%, 07/11/2031 (B)		1,355,000	1,067,711
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (B)		1,475,000	1,239,000
4.875%, 03/01/2031 (B)(E)		790,000	652,493
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	314,840
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (B)		$905,000	694,731
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	125,360
4.625%, 08/01/2030		985,000	863,085
5.450%, 03/15/2043		1,905,000	1,589,342
FS Luxembourg Sarl 10.000%, 12/15/2025 (B)		870,000	878,470
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (B)		1,090,000	1,063,840
Sealed Air Corp. 5.000%, 04/15/2029 (B)		425,000	379,313
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (B)		830,000	804,349
Westlake Corp. 0.875%, 08/15/2024		475,000	443,036
			15,185,480
Real estate – 1.6%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	214,056
1.950%, 05/22/2026		305,000	278,247
Crown Castle, Inc.
1.350%, 07/15/2025		$156,000	139,994
2.250%, 01/15/2031		215,000	164,173
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	194,452
3.500%, 09/15/2030		240,000	191,394
SBA Communications Corp.
3.125%, 02/01/2029		955,000	768,078
3.875%, 02/15/2027		2,400,000	2,128,584
VICI Properties LP
4.125%, 08/15/2030 (B)		895,000	747,522
4.625%, 12/01/2029 (B)		385,000	334,003
5.125%, 05/15/2032		750,000	664,800
			5,825,303
Utilities – 2.5%
Chile Electricity PEC SpA 6.856%, 01/25/2028 (B)(F)		285,000	199,252
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DPL, Inc. 4.125%, 07/01/2025		$1,330,000	$1,224,023
DTE Energy Company 1.050%, 06/01/2025		340,000	304,319
E.ON SE 0.375%, 09/29/2027	EUR	315,000	263,320
EDP Finance BV 0.375%, 09/16/2026		130,000	112,734
Engie SA 0.375%, 06/21/2027		300,000	253,759
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	825,813
7.375%, 11/15/2031		1,355,000	1,488,874
Greenko Dutch BV 3.850%, 03/29/2026 (B)		587,325	474,265
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (B)		430,000	381,840
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (B)		775,000	687,328
Israel Electric Corp., Ltd.
3.750%, 02/22/2032 (B)		490,000	421,374
6.875%, 06/21/2023 (B)		390,000	393,063
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (B)		1,440,000	1,332,158
Pinnacle West Capital Corp. 1.300%, 06/15/2025		355,000	318,483
The AES Corp. 3.950%, 07/15/2030 (B)		160,000	137,008
WEC Energy Group, Inc. 0.800%, 03/15/2024		314,000	295,507
			9,113,120
TOTAL CORPORATE BONDS (Cost $205,397,104)			$169,696,296
CONVERTIBLE BONDS – 1.9%
Communication services – 0.7%
Liberty Broadband Corp.
1.250%, 09/30/2050 (B)		1,205,000	1,138,725
2.750%, 09/30/2050 (B)		815,000	781,360
Liberty Media Corp. 0.500%, 12/01/2050 (B)		500,000	517,500
			2,437,585
Consumer discretionary – 0.2%
Burlington Stores, Inc. 2.250%, 04/15/2025		705,000	669,750
Industrials – 1.0%
Air Canada 4.000%, 07/01/2025		500,000	524,250
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	1,406,858
Southwest Airlines Company 1.250%, 05/01/2025		915,000	1,044,473
Uber Technologies, Inc. 5.894%, 12/15/2025 (F)		945,000	784,263
			3,759,844
TOTAL CONVERTIBLE BONDS (Cost $8,130,034)			$6,867,179

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
USB Capital IX 3.532%, (Greater of 3 month LIBOR + 1.020% or 3.500%), 10/31/2022 (C)(D)	$617,000	$468,334
TOTAL CAPITAL PREFERRED SECURITIES (Cost $554,905)		$468,334
TERM LOANS (G) – 6.0%
Communication services – 0.7%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%) 8.615%, 09/01/2027	674,500	623,069
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 8.615%, 09/01/2027	490,000	452,638
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%) 4.865%, 04/11/2025	56,260	54,643
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 6.365%, 03/15/2026	680,591	644,752
Univision Communications, Inc., 2022 First Lien Term Loan B (3 month SOFR + 4.250%) 7.790%, 06/24/2029	80,000	77,800
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%) 5.240%, 01/20/2028	915,000	885,263
		2,738,165
Consumer discretionary – 2.6%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 1 month LIBOR + 3.250%) 6.250%, 07/10/2028	227,363	214,451
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 4.865%, 03/11/2025	1,722,000	1,661,730
Bally's Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 5.935%, 10/02/2028	343,411	309,307
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%) 5.115%, 06/24/2028	720,926	683,077
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 6.127%, 10/18/2028	466,475	406,612
Carnival Corp., USD Term Loan B (6 month LIBOR + 3.000%) 5.877%, 06/30/2025	1,198,913	1,085,016
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 4.743%, 03/15/2028	1,661,699	1,641,626
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 4.871%, 08/29/2025	780,000	741,000
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 4.871%, 11/19/2026	1,413,250	1,348,396
Patagonia Holdco LLC, Term Loan B (3 month SOFR + 5.750%) 8.386%, 08/01/2029	615,000	492,000
Patagonia Holdco LLC, Term Loan B1 08/01/2029 TBD (H)	615,000	492,000
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
RH, Term Loan B (1 month LIBOR + 2.500%) 5.615%, 10/20/2028	$457,443	$404,265
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 6.365%, 08/03/2028	147,593	136,265
		9,615,745
Financials – 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%) 8.365%, 01/20/2029	650,000	494,000
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 6.365%, 07/31/2027	478,922	403,013
		897,013
Health care – 0.9%
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 6.576%, 02/15/2029	269,325	240,777
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 5.365%, 11/08/2027	47,137	45,789
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%) 5.936%, 07/03/2028	616,304	601,512
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%) 5.892%, 07/03/2028	151,764	148,122
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 6.615%, 05/05/2028	663,681	640,452
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 6.188%, 06/02/2028	1,220,306	1,189,799
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%) 7.043%, 07/06/2028	686,118	593,492
		3,459,943
Industrials – 1.4%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%) 7.460%, 04/20/2028	1,425,000	1,377,975
Avis Budget Car Rental LLC, 2022 Term Loan C (1 month SOFR + 3.500%) 6.634%, 03/16/2029	73,813	70,799
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%) 5.615%, 06/07/2028	279,785	265,329
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%) 5.115%, 10/08/2028	167,229	165,592
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%) 5.365%, 07/28/2028	320,788	297,030
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 8.777%, 06/21/2027	793,250	795,090
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%) 5.115%, 07/19/2028	243,198	223,944
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 6.365%, 06/30/2028	470,837	444,649

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Industrials (continued)
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%) 6.365%, 06/30/2028	$79,900	$75,456
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 6.533%, 04/21/2028	1,553,325	1,479,760
		5,195,624
Information technology – 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%) 6.977%, 02/01/2029	266,000	194,845
TOTAL TERM LOANS (Cost $23,466,414)		$22,101,335
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
Commercial and residential – 3.2%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (B)(I)	303,099	284,462
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 5.164%, 05/15/2039 (B)(D)	300,000	291,677
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 3.738%, 10/15/2036 (B)(D)	1,771,474	1,744,745
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 3.739%, 12/15/2038 (B)(D)	470,000	449,984
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 3.518%, 09/15/2036 (B)(D)	535,000	510,712
BX Trust
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 4.665%, 10/15/2039 (B)(D)	795,000	790,301
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 5.164%, 10/15/2039 (B)(D)	480,000	472,186
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%), 6.561%, 10/15/2039 (B)(D)	330,000	324,709
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) 3.888%, 12/15/2037 (B)(D)	364,300	356,970
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (B)(I)	365,012	347,657
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%), 3.798%, 05/15/2036 (B)(D)	1,035,000	1,020,762
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter), 2.656%, 10/25/2059 (B)	98,887	93,818
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (B)	413,275	400,622
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (B)	3,433,244	35,666
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	$3,625,375	$47,403
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	3,688,174	45,557
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 6.131%, 08/15/2037 (B)(D)	640,000	622,369
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 4.141%, 05/15/2039 (B)(D)	1,155,000	1,121,754
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 4.639%, 05/15/2039 (B)(D)	1,090,000	1,057,259
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%), 5.387%, 05/15/2039 (B)(D)	880,000	840,353
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.361%, 11/25/2034 (I)	76,225	74,098
Verus Securitization Trust
Series 2022-4, Class A2, 4.740%, 04/25/2067 (B)(I)	500,609	473,084
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (B)	365,097	353,381
		11,759,529
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 4.281%, 04/25/2042 (B)(D)	712,943	705,827
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 4.481%, 05/25/2042 (B)(D)	838,982	831,546
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 5.631%, 05/25/2042 (B)(D)	1,165,000	1,106,752
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%), 4.435%, 09/25/2042 (B)(D)	880,000	874,773
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%), 4.876%, 09/25/2042 (B)(D)	660,000	660,206
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 5.781%, 03/25/2042 (B)(D)	365,000	349,261
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 5.831%, 08/25/2042 (B)(D)	540,000	506,278
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 3.281%, 12/25/2041 (B)(D)	280,555	275,274
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 4.381%, 03/25/2042 (B)(D)	106,727	105,464

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 4.281%, 03/25/2042 (B)(D)	$217,421	$214,903
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%), 5.281%, 04/25/2042 (B)(D)	1,040,000	959,401
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 5.031%, 05/25/2042 (B)(D)	401,300	400,923
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%), 4.781%, 09/25/2042 (B)(D)	770,000	769,495
		7,760,103
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,894,051)		$19,519,632
ASSET BACKED SECURITIES – 0.9%
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (B)	470,450	437,438
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (B)	852,963	815,695
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	282,699	253,316
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (B)	345,480	307,044
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (B)	96,530	87,632
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	143,670	139,454
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (B)	1,478,100	1,422,871
TOTAL ASSET BACKED SECURITIES (Cost $3,669,857)		$3,463,450
COMMON STOCKS – 0.8%
Communication services – 0.0%
Vertis Holdings, Inc. (J)(K)	8,371	0
Consumer discretionary – 0.1%
General Motors Company	11,358	364,478
Financials – 0.1%
U.S. Bancorp	12,384	499,323
Industrials – 0.2%
Delta Air Lines, Inc. (K)	11,986	336,327
The Boeing Company (K)	5,022	608,064
		944,391
Real estate – 0.1%
Americold Realty Trust, Inc.	12,328	303,269
Utilities – 0.3%
Algonquin Power & Utilities Corp.	25,100	950,524
TOTAL COMMON STOCKS (Cost $4,884,844)		$3,061,985
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 3.1%
Communication services – 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% (B)	1,080	$1,214,892
Paramount Global, 5.750%	9,700	299,730
		1,514,622
Financials – 0.7%
KKR & Company, Inc., 6.000%	4,950	269,379
Stifel Financial Corp., 4.500%	32,750	561,335
U.S. Bancorp, 3.532% (Greater of 3 month LIBOR + 1.020% or 3.500%) (D)	804	598,980
Valley National Bancorp, 5.500% (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	510,595
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	619,732
		2,560,021
Health care – 0.4%
Becton, Dickinson and Company, 6.000%	10,850	511,469
Danaher Corp., 5.000%	805	1,084,729
		1,596,198
Information technology – 0.1%
Sabre Corp., 6.500%	2,400	171,312
Utilities – 1.5%
American Electric Power Company, Inc., 6.125%	19,950	987,525
NextEra Energy, Inc., 6.219%	17,400	844,944
NextEra Energy, Inc., 6.926%	51,700	2,378,200
The AES Corp., 6.875%	13,600	1,201,832
		5,412,501
TOTAL PREFERRED SECURITIES (Cost $12,683,387)		$11,254,654
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-12-22; Strike Price: $1.24; Counterparty: Goldman Sachs Bank USA) (K)(L)	6,076,000	334
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-5-23; Strike Price: $120.50; Counterparty: Goldman Sachs Bank USA) (K)(L)	9,285,000	28,997
		29,331
TOTAL PURCHASED OPTIONS (Cost $165,109)		$29,331
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 3.0556% (M)(N)	751,712	7,511,109
TOTAL SHORT-TERM INVESTMENTS (Cost $7,511,319)		$7,511,109
Total Investments (Strategic Income Opportunities Trust) (Cost $424,585,066) – 97.5%		$360,322,657
Other assets and liabilities, net – 2.5%		9,368,608
TOTAL NET ASSETS – 100.0%		$369,691,265
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,512,768 or 31.8% of the fund's net assets as of 9-30-22.
Strategic Income Opportunities Trust (continued)
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $554,347.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	The rate shown is the annualized seven-day yield as of 9-30-22.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $557,702.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	7	Long	Dec 2022	$803,216	$768,222	$(34,994)
10-Year U.S. Treasury Note Futures	4	Short	Dec 2022	(451,191)	(448,250)	2,941
German Euro BUND Futures	11	Short	Dec 2022	(1,564,673)	(1,492,999)	71,674
U.S. Treasury Long Bond Futures	35	Short	Dec 2022	(4,752,195)	(4,424,219)	327,976
						$367,597

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	3,727,426	USD	684,308	CITI	1/18/2023	—	$(9,523)
CAD	15,624,317	USD	11,478,113	CIBC	1/18/2023	—	(158,270)
CAD	2,433,590	USD	1,792,788	CITI	1/18/2023	—	(29,648)
CAD	6,097,454	USD	4,448,750	GSI	1/18/2023	—	(31,135)
CAD	2,446,797	USD	1,791,719	HUS	1/18/2023	—	(19,011)
CAD	2,442,426	USD	1,792,788	JPM	1/18/2023	—	(23,246)
CAD	2,014,502	USD	1,465,000	MSCS	1/18/2023	—	(5,490)
CAD	2,940,275	USD	2,150,063	RBC	1/18/2023	—	(19,829)
CAD	1,947,700	USD	1,465,000	UBS AG	1/18/2023	—	(53,888)
EUR	2,049,446	USD	1,997,818	BARC	1/18/2023	$28,057	—
EUR	6,575,000	USD	6,630,394	CITI	1/18/2023	—	(131,014)
EUR	1,465,000	USD	1,462,968	HUS	1/18/2023	—	(14,817)
EUR	1,280,384	USD	1,234,298	JPM	1/18/2023	31,360	—
269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	3,384,616	USD	3,315,031	MSCS	1/18/2023	$30,658	—
GBP	1,467,500	USD	1,629,076	JPM	1/18/2023	11,547	—
GBP	111,798	USD	120,366	MSCS	1/18/2023	4,621	—
JPY	150,718,474	USD	1,055,304	GSI	1/18/2023	—	$(377)
USD	7,467,414	AUD	10,997,194	ANZ	1/18/2023	418,575	—
USD	2,697,011	BRL	14,375,876	CITI	1/18/2023	94,510	—
USD	2,310,172	CAD	3,129,005	CIBC	1/18/2023	43,203	—
USD	1,442,675	CAD	1,961,952	GSI	1/18/2023	21,238	—
USD	4,718,213	CAD	6,375,622	HUS	1/18/2023	99,064	—
USD	1,431,172	CAD	1,949,099	JPM	1/18/2023	19,047	—
USD	3,022,681	CAD	4,083,939	MSCS	1/18/2023	63,861	—
USD	3,516,000	CAD	4,758,245	RBC	1/18/2023	68,644	—
USD	2,947,500	CAD	4,029,586	SCB	1/18/2023	28,058	—
USD	4,199,631	CAD	5,716,647	SSB	1/18/2023	57,911	—
USD	1,677,966	COP	7,584,826,751	CITI	1/18/2023	64,551	—
USD	4,425,636	EUR	4,383,333	BOA	1/18/2023	92,715	—
USD	2,246,367	EUR	2,272,270	CITI	1/18/2023	231	—
USD	12,572,730	EUR	12,437,756	HUS	1/18/2023	278,023	—
USD	4,241,834	EUR	4,300,504	JPM	1/18/2023	—	(9,209)
USD	4,251,972	EUR	4,257,366	MSCS	1/18/2023	43,570	—
USD	2,949,282	EUR	2,930,000	SSB	1/18/2023	52,981	—
USD	15,810,087	EUR	15,717,442	UBS AG	1/18/2023	273,414	—
USD	1,641,084	GBP	1,467,500	HUS	1/18/2023	461	—
USD	3,708,689	GBP	3,206,936	MSCS	1/18/2023	123,425	—
USD	2,898,148	GBP	2,641,500	SCB	1/18/2023	—	(54,974)
USD	2,674,519	JPY	380,498,847	CIBC	1/18/2023	11,288	—
USD	1,194,021	JPY	166,665,391	JPM	1/18/2023	27,477	—
USD	4,236,958	MXN	86,794,875	RBC	1/18/2023	8,751	—
USD	3,178,025	NOK	31,903,549	MSCS	1/18/2023	239,762	—
USD	1,025,063	NZD	1,721,083	CITI	1/18/2023	61,161	—
USD	1,025,869	NZD	1,721,083	MSCS	1/18/2023	61,966	—
USD	2,148,721	NZD	3,572,064	RBC	1/18/2023	148,166	—
USD	1,976,610	SGD	2,827,046	CIBC	1/18/2023	4,721	—
USD	1,581,288	SGD	2,261,365	CITI	1/18/2023	3,966	—
USD	3,557,897	SGD	5,087,785	HUS	1/18/2023	9,123	—
USD	3,557,897	SGD	5,086,251	JPM	1/18/2023	10,193	—
USD	1,976,610	SGD	2,829,457	SSB	1/18/2023	3,039	—
						$2,539,338	$(560,431)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar vs. Japanese Yen	GSI	USD	112.75	Apr 2023	9,285,000	$55,339	$(12,173)
						$55,339	$(12,173)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 65.3%
U.S. Government – 34.4%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$4,477,500
2.000%, 11/15/2041 to 08/15/2051	19,000,000	13,206,485
2.250%, 08/15/2049	2,000,000	1,462,266
2.750%, 08/15/2047	3,000,000	2,396,953
2.875%, 05/15/2049	1,500,000	1,250,156
3.000%, 02/15/2047 to 02/15/2049	22,635,000	19,031,327
4.250%, 05/15/2039 to 11/15/2040	4,610,000	4,797,651
4.375%, 05/15/2041	1,830,000	1,916,711
4.625%, 02/15/2040	5,000,000	5,436,133
4.750%, 02/15/2041	2,000,000	2,199,219
U.S. Treasury Notes
0.250%, 03/15/2024 to 10/31/2025	18,300,000	16,371,261
0.375%, 09/15/2024 to 07/31/2027	9,000,000	7,996,758
0.500%, 10/31/2027	12,000,000	10,045,313
0.625%, 03/31/2027	6,000,000	5,147,109
0.750%, 03/31/2026	4,000,000	3,551,719
0.875%, 01/31/2024 to 09/30/2026	15,000,000	13,952,149
1.125%, 01/15/2025	20,000,000	18,633,594
1.250%, 08/31/2024	5,000,000	4,725,781
1.375%, 08/31/2026 to 11/15/2031	8,000,000	6,936,914
1.500%, 01/31/2027	30,000,000	26,892,186
1.750%, 12/31/2024 to 01/31/2029	34,000,000	30,061,524
2.125%, 05/31/2026	3,000,000	2,788,945
2.250%, 11/15/2027	20,595,000	18,845,229
2.375%, 05/15/2029	5,000,000	4,524,609
2.625%, 02/28/2023	3,000,000	2,986,758
2.750%, 04/30/2023	1,500,000	1,489,395
2.875%, 11/30/2023 to 05/15/2028	9,300,000	8,849,825
3.000%, 10/31/2025	2,000,000	1,928,750
		241,902,220
U.S. Government Agency – 30.9%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	1,888,201
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	6,667,006	5,293,968
2.000%, 07/01/2035	766,625	678,574
2.500%, 04/01/2031 to 08/01/2050	4,158,130	3,562,512
2.600%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	53,882	54,515
2.750%, 06/19/2023	2,000,000	1,978,254
3.000%, 07/01/2032 to 04/01/2051	9,181,452	8,172,756
3.500%, 12/01/2025 to 06/01/2049	6,250,801	5,716,316
4.000%, 02/01/2024 to 09/01/2047	1,157,755	1,099,179
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.112%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	$383,376	$389,832
4.500%, 05/01/2024 to 10/01/2050	3,359,755	3,247,661
4.500%, 07/01/2052 (B)	2,463,523	2,350,209
5.000%, 06/01/2023 to 09/01/2039	168,033	169,030
5.500%, 02/01/2023 to 01/01/2039	269,960	276,536
6.000%, 10/01/2036 to 10/01/2038	134,033	139,961
6.250%, 07/15/2032	450,000	523,610
6.500%, 08/01/2037 to 08/01/2038	28,664	30,639
6.750%, 09/15/2029	1,200,000	1,397,440
7.000%, 04/01/2029 to 04/01/2032	10,451	11,037
7.500%, 09/01/2030 to 03/01/2032	4,329	4,644
8.000%, 02/01/2030	486	515
Federal National Mortgage Association
1.500%, 12/01/2036 to 02/01/2051	3,619,403	2,932,024
1.857%, (12 month LIBOR + 1.558%), 01/01/2035 (A)	31,593	31,724
2.000%, 02/01/2035 to 02/01/2052	63,804,503	52,649,003
2.125%, 04/24/2026	2,000,000	1,860,582
2.500%, 05/01/2028 to 02/01/2052	38,487,846	32,923,294
2.597%, (6 month LIBOR + 1.415%), 07/01/2034 (A)	65,466	65,812
2.625%, 09/06/2024	1,000,000	969,926
2.995%, (12 month LIBOR + 1.843%), 04/01/2037 (A)	64,679	65,814
3.000%, 01/01/2027 to 03/01/2052	19,030,746	16,980,577
3.079%, (1 Year CMT + 2.185%), 05/01/2036 (A)	40,048	41,500
3.133%, (12 month LIBOR + 1.576%), 09/01/2037 (A)	43,456	43,991
3.500%, 12/01/2025 to 02/01/2052	11,168,595	10,250,116
4.000%, 03/01/2024 to 03/01/2050	9,464,256	8,931,733
4.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	14,607	14,888
4.500%, 08/01/2024 to 09/01/2048	1,767,887	1,728,310
5.000%, 08/01/2023 to 09/01/2048	1,233,347	1,223,973
5.500%, 01/01/2034 to 11/01/2038	301,552	308,668
6.000%, 08/01/2023 to 08/01/2038	209,660	217,824
6.500%, 07/01/2031 to 12/01/2037	84,792	90,155
7.000%, 02/01/2031 to 10/01/2038	36,989	39,882
7.125%, 01/15/2030	209,000	247,345
7.250%, 05/15/2030	1,450,000	1,738,524

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
7.500%, 09/01/2030 to 08/01/2031	$13,590	$14,482
8.000%, 08/01/2030 to 09/01/2031	2,442	2,601
8.500%, 09/01/2030	268	288
Government National Mortgage Association
2.000%, 02/20/2051	12,390,868	10,383,412
2.500%, 08/20/2050 to 02/20/2051	12,482,271	10,808,508
3.000%, 08/15/2043 to 07/20/2051	12,095,916	10,800,658
3.500%, 04/15/2042 to 01/20/2052	9,911,417	9,114,844
4.000%, 11/15/2026 to 04/20/2049	4,123,393	3,904,369
4.500%, 06/15/2023 to 04/20/2050	1,378,939	1,338,765
5.000%, 10/15/2023 to 07/20/2040	460,756	461,299
5.500%, 08/15/2023 to 09/20/2039	194,600	198,762
6.000%, 07/15/2029 to 10/15/2038	144,457	150,156
6.500%, 05/15/2028 to 12/15/2038	113,798	119,511
7.000%, 08/15/2029 to 05/15/2032	18,388	19,133
7.500%, 09/15/2030 to 01/15/2031	4,885	5,149
		217,662,991
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $523,089,744)		$459,565,211
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,569,622
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026	490,000	514,451
Province of Quebec
7.125%, 02/09/2024	150,000	154,902
7.500%, 07/15/2023	410,000	419,394
		1,088,747
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	459,262
Italy – 0.1%
Republic of Italy 6.875%, 09/27/2023	300,000	303,547
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	773,966
Mexico – 0.1%
Government of Mexico 6.050%, 01/11/2040	930,000	860,054
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	363,463
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	256,002
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	400,000	246,710
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,649,915)		$5,921,373
CORPORATE BONDS – 28.5%
Communication services – 2.4%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	231,943
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Alphabet, Inc. (continued)
2.050%, 08/15/2050	$400,000	$235,045
AT&T, Inc.
2.550%, 12/01/2033	665,000	492,328
3.800%, 12/01/2057	609,000	411,407
4.750%, 05/15/2046	900,000	754,328
4.850%, 07/15/2045	500,000	414,847
5.150%, 03/15/2042	50,000	43,563
6.375%, 03/01/2041	360,000	364,961
7.625%, 04/15/2031	285,000	304,220
Baidu, Inc. 4.125%, 06/30/2025	250,000	241,421
British Telecommunications PLC 9.625%, 12/15/2030	190,000	219,517
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	453,569
5.050%, 03/30/2029	400,000	368,168
5.375%, 05/01/2047	500,000	386,766
Comcast Corp.
2.350%, 01/15/2027	455,000	408,030
2.887%, 11/01/2051	256,000	160,315
3.375%, 02/15/2025	600,000	579,390
3.450%, 02/01/2050	500,000	349,160
3.999%, 11/01/2049	500,000	383,133
4.600%, 10/15/2038	400,000	351,960
6.500%, 11/15/2035	52,000	55,467
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	167,271
Discovery Communications LLC
4.125%, 05/15/2029	900,000	770,440
5.300%, 05/15/2049	400,000	298,493
Fox Corp. 3.500%, 04/08/2030	600,000	514,588
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	215,904
Paramount Global 4.000%, 01/15/2026	600,000	566,572
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	119,296
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	226,141
Telefonica Europe BV 8.250%, 09/15/2030	350,000	378,541
The Walt Disney Company 2.650%, 01/13/2031	400,000	330,976
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	560,048
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	267,337
3.875%, 04/15/2030	600,000	532,209
4.500%, 04/15/2050	700,000	560,388
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	477,071
4.125%, 06/01/2044	500,000	408,970
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	299,773
2.875%, 11/20/2050	500,000	305,754
4.016%, 12/03/2029	500,000	454,088
4.272%, 01/15/2036	458,000	390,786
4.522%, 09/15/2048	1,260,000	1,045,437
Vodafone Group PLC
4.375%, 05/30/2028	400,000	376,266
5.250%, 05/30/2048	300,000	248,410
		16,724,297

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 2.0%
Amazon.com, Inc.
2.100%, 05/12/2031	$400,000	$324,373
2.500%, 06/03/2050	800,000	499,467
4.050%, 08/22/2047	600,000	506,683
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	465,760
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	950,795
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	273,714
Brinker International, Inc. 3.875%, 05/15/2023	250,000	245,613
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	166,250
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	161,441
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	243,303
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	275,063
General Motors Company 5.400%, 04/01/2048	300,000	234,155
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	237,097
3.100%, 01/12/2032	350,000	263,981
4.250%, 05/15/2023	280,000	278,886
5.250%, 03/01/2026	650,000	632,531
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	247,412
Lennar Corp. 4.750%, 11/29/2027	300,000	276,990
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	439,221
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	961,610
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	948,235
Starbucks Corp. 3.550%, 08/15/2029	300,000	272,521
Target Corp. 3.900%, 11/15/2047	500,000	402,503
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	597,863
3.350%, 09/15/2025	752,000	725,806
4.250%, 04/01/2046	390,000	329,478
5.875%, 12/16/2036	280,000	290,548
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	549,993
4.500%, 04/15/2050	600,000	528,719
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	161,907
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	418,345
1.900%, 09/12/2031	700,000	541,521
3.050%, 01/11/2028	300,000	272,209
Whirlpool Corp. 5.150%, 03/01/2043	300,000	258,961
		13,982,954
Consumer staples – 1.8%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	252,222
4.500%, 05/02/2043	500,000	352,414
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	768,456
4.900%, 02/01/2046	500,000	434,540
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	$400,000	$329,612
4.750%, 01/23/2029	500,000	487,079
BAT Capital Corp.
2.726%, 03/25/2031	600,000	446,528
3.215%, 09/06/2026	500,000	446,703
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	281,843
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	400,914
Diageo Capital PLC 2.000%, 04/29/2030	300,000	240,392
General Mills, Inc. 2.875%, 04/15/2030	600,000	509,824
Kellogg Company 3.250%, 04/01/2026	400,000	375,863
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028 (C)	500,000	481,039
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	213,669
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	422,299
6.875%, 01/26/2039	40,000	41,206
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	254,855
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	466,054
4.000%, 03/05/2042	270,000	232,598
5.500%, 01/15/2040	280,000	288,770
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	247,192
6.375%, 05/16/2038	300,000	283,949
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	193,282
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,049,668
The Coca-Cola Company
2.125%, 09/06/2029	400,000	337,120
2.500%, 06/01/2040	400,000	279,184
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	508,551
The Kroger Company 3.500%, 02/01/2026	500,000	474,340
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	498,082
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	377,409
Walmart, Inc.
3.250%, 07/08/2029	600,000	548,545
4.050%, 06/29/2048	500,000	432,513
		12,956,715
Energy – 2.2%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	274,400
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	449,642
4.486%, 05/01/2030	500,000	461,276
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	395,805
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	779,288
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	279,697
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	282,908

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Chevron Corp. 2.954%, 05/16/2026	$800,000	$752,898
Devon Energy Corp.
5.000%, 06/15/2045	885,000	736,437
7.875%, 09/30/2031	170,000	186,221
Enbridge, Inc.
3.700%, 07/15/2027	400,000	370,630
4.500%, 06/10/2044	400,000	319,015
Energy Transfer LP
3.450%, 01/15/2023	170,000	169,112
5.500%, 06/01/2027	600,000	584,457
6.125%, 12/15/2045	350,000	306,938
6.500%, 02/01/2042	50,000	46,531
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	446,771
4.850%, 08/15/2042	280,000	237,299
6.875%, 03/01/2033	130,000	138,217
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	296,885
3.482%, 03/19/2030	700,000	635,658
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	690,360
6.375%, 03/01/2041	60,000	55,702
6.500%, 09/01/2039	180,000	171,112
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	326,700
MPLX LP 4.800%, 02/15/2029	400,000	372,216
ONEOK Partners LP 6.650%, 10/01/2036	268,000	252,548
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	263,027
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	146,625
6.700%, 02/16/2032	173,000	121,381
Phillips 66 Company 3.750%, 03/01/2028 (D)	200,000	181,910
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	366,795
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	840,396
6.375%, 12/15/2038	90,000	95,280
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	224,732
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	339,594
5.100%, 09/15/2045	400,000	338,693
Tosco Corp. 8.125%, 02/15/2030	383,000	439,622
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	493,520
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	389,780
Valero Energy Corp.
2.850%, 04/15/2025	600,000	565,683
7.500%, 04/15/2032	270,000	292,867
		15,118,628
Financials – 7.7%
American Express Company 2.650%, 12/02/2022	345,000	344,230
American International Group, Inc.
4.125%, 02/15/2024	550,000	545,770
6.250%, 05/01/2036	430,000	446,833
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	382,143
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. 3.875%, 01/15/2026	$1,000,000	$909,808
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	579,092
Bank of America Corp.
3.004%, (3.004% to 12-20-22, then 3 month LIBOR + 0.790%), 12/20/2023	386,000	383,951
3.300%, 01/11/2023	800,000	798,011
3.366%, (3.366% to 1-23-25, then 3 month LIBOR + 0.810%), 01/23/2026	1,700,000	1,610,733
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,312,000	1,164,923
3.970%, (3.970% to 3-5-28, then 3 month LIBOR + 1.070%), 03/05/2029	500,000	452,349
4.443%, (4.443% to 1-20-47, then 3 month LIBOR + 1.990%), 01/20/2048	500,000	405,016
4.450%, 03/03/2026	700,000	674,525
7.750%, 05/14/2038	480,000	532,427
Barclays PLC 4.375%, 01/12/2026	500,000	471,347
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	474,446
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	358,516
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,899,719
3.300%, 10/30/2024	1,500,000	1,445,028
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	283,526
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then SOFR + 0.770%), 06/09/2027	600,000	510,839
2.666%, (2.666% to 1-29-30, then SOFR + 1.146%), 01/29/2031	1,000,000	797,851
3.300%, 04/27/2025	600,000	571,307
4.281%, (4.281% to 4-24-47, then 3 month LIBOR + 1.839%), 04/24/2048	500,000	388,982
4.450%, 09/29/2027	500,000	462,837
5.500%, 09/13/2025	400,000	399,377
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	232,888
4.550%, 04/17/2026	800,000	736,014
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	600,000	509,448
European Investment Bank
2.500%, 10/15/2024	1,500,000	1,447,051
3.250%, 01/29/2024	600,000	591,460
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	444,296
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	658,490
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	736,447
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then SOFR + 2.387%), 06/04/2031	1,000,000	765,460

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
6.500%, 09/15/2037	$660,000	$622,040
Inter-American Development Bank
2.000%, 07/23/2026	1,000,000	918,850
7.000%, 06/15/2025	325,000	346,028
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	363,179
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	841,030
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	1,000,000	790,461
3.300%, 04/01/2026	700,000	656,950
3.375%, 05/01/2023	500,000	496,844
3.509%, (3.509% to 1-23-28, then 3 month LIBOR + 0.945%), 01/23/2029	500,000	442,286
3.540%, (3.540% to 5-1-27, then 3 month LIBOR + 1.380%), 05/01/2028	700,000	633,786
3.875%, 02/01/2024	1,300,000	1,284,633
4.452%, (4.452% to 12-5-28, then 3 month LIBOR + 1.330%), 12/05/2029	600,000	549,152
6.400%, 05/15/2038	125,000	128,378
KfW
2.125%, 01/17/2023	600,000	596,873
2.625%, 02/28/2024	800,000	781,215
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	315,817
Lincoln National Corp.
3.625%, 12/12/2026	500,000	469,681
7.000%, 06/15/2040	150,000	156,682
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	826,887
MetLife, Inc. 4.600%, 05/13/2046	500,000	437,067
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,363,042
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	676,047
Morgan Stanley
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	500,000	425,843
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	864,229
3.700%, 10/23/2024	950,000	925,922
3.772%, (3.772% to 1-24-28, then 3 month LIBOR + 1.140%), 01/24/2029	550,000	494,638
4.100%, 05/22/2023	750,000	747,518
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	528,706
Royal Bank of Canada 2.300%, 11/03/2031	800,000	615,109
State Street Corp. 3.100%, 05/15/2023	250,000	247,883
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	491,179
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	818,009
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.784%, 03/09/2026	$550,000	$522,050
The Allstate Corp. 3.280%, 12/15/2026	500,000	469,420
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	748,024
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	274,687
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	564,463
3.500%, 01/23/2025	750,000	720,717
3.625%, 01/22/2023	500,000	498,989
3.750%, 02/25/2026	500,000	473,595
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	166,128
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	894,758
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	597,078
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	246,564
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	54,592
Truist Financial Corp.
1.125%, 08/03/2027	700,000	573,073
2.850%, 10/26/2024	700,000	673,483
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then SOFR + 1.262%), 02/11/2031	2,000,000	1,600,890
3.000%, 10/23/2026	1,000,000	906,392
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	699,082
		53,955,089
Health care – 3.2%
Abbott Laboratories
2.950%, 03/15/2025	300,000	288,620
3.750%, 11/30/2026	283,000	274,468
AbbVie, Inc.
2.900%, 11/06/2022	500,000	499,120
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,544,772
4.400%, 11/06/2042	260,000	215,918
Aetna, Inc. 3.500%, 11/15/2024	200,000	194,337
Allergan Funding SCS 4.750%, 03/15/2045	321,000	238,522
Amgen, Inc.
4.400%, 05/01/2045	260,000	212,271
4.663%, 06/15/2051	659,000	553,721
AstraZeneca PLC 0.700%, 04/08/2026	500,000	432,078
Baxalta, Inc. 4.000%, 06/23/2025	500,000	485,089
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	280,178
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	341,620
Biogen, Inc. 3.250%, 02/15/2051	561,000	362,882
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	414,869
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	372,163
4.550%, 02/20/2048	300,000	263,976

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Cardinal Health, Inc. 3.750%, 09/15/2025	$500,000	$482,844
Cigna Corp. 4.375%, 10/15/2028	500,000	472,123
CVS Health Corp.
3.875%, 07/20/2025	650,000	630,410
4.300%, 03/25/2028	389,000	366,888
5.050%, 03/25/2048	500,000	440,331
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	61,120	66,069
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	227,444
Dignity Health 4.500%, 11/01/2042	300,000	242,735
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	331,030
4.650%, 08/15/2044	150,000	128,935
Eli Lilly & Company 2.250%, 05/15/2050	500,000	309,299
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	331,263
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	570,316
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	486,252
6.375%, 05/15/2038	210,000	228,522
HCA, Inc.
4.500%, 02/15/2027	500,000	466,755
5.500%, 06/15/2047	400,000	337,918
Humana, Inc. 3.850%, 10/01/2024	350,000	341,183
Johnson & Johnson
2.100%, 09/01/2040	500,000	332,643
5.850%, 07/15/2038	285,000	304,470
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	423,545
Medtronic, Inc. 4.375%, 03/15/2035	500,000	455,722
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	814,869
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	475,394
Pfizer, Inc.
2.750%, 06/03/2026	713,000	670,607
4.400%, 05/15/2044	264,000	235,292
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	461,214
4.700%, 03/30/2045	500,000	411,637
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	604,269
Stryker Corp. 4.625%, 03/15/2046	350,000	305,289
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	315,310
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	402,245
2.900%, 05/15/2050	400,000	262,719
4.375%, 03/15/2042	50,000	42,800
4.450%, 12/15/2048	300,000	255,749
5.800%, 03/15/2036	300,000	305,847
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	455,841
Viatris, Inc. 2.700%, 06/22/2030	500,000	371,507
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	$500,000	$466,948
Zoetis, Inc. 2.000%, 05/15/2030	500,000	397,107
		22,205,945
Industrials – 2.6%
3M Company 3.000%, 08/07/2025	330,000	313,671
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	376,034
4.450%, 04/03/2026	400,000	373,160
Air Lease Corp.
3.125%, 12/01/2030	600,000	472,423
3.625%, 12/01/2027	400,000	345,987
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	222,600	193,562
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	43,216
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	299,891
Carrier Global Corp. 3.577%, 04/05/2050	500,000	346,139
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	293,926
3.400%, 05/15/2024	500,000	490,398
CSX Corp.
3.350%, 11/01/2025	420,000	399,330
3.800%, 04/15/2050	1,000,000	754,928
Deere & Company 3.100%, 04/15/2030	500,000	444,922
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	193,239
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	996,217
FedEx Corp.
3.875%, 08/01/2042	420,000	308,154
4.400%, 01/15/2047	350,000	271,198
General Dynamics Corp. 3.625%, 04/01/2030	500,000	457,418
General Electric Company
4.500%, 03/11/2044	500,000	417,351
6.750%, 03/15/2032	66,000	71,311
6.875%, 01/10/2039	168,000	182,525
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	408,483
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	471,130
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	134,373
Kansas City Southern 2.875%, 11/15/2029	500,000	424,801
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	253,382
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	317,970
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	213,923
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	272,972
4.400%, 05/01/2030	200,000	188,855
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	482,551

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Raytheon Technologies Corp.
4.625%, 11/16/2048	$500,000	$431,141
6.125%, 07/15/2038	225,000	230,469
Republic Services, Inc. 2.375%, 03/15/2033	400,000	306,866
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,198,767
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	180,428
The Boeing Company
2.600%, 10/30/2025	438,000	399,685
2.950%, 02/01/2030	400,000	321,574
3.750%, 02/01/2050	400,000	260,491
5.805%, 05/01/2050	600,000	521,395
8.750%, 09/15/2031	90,000	102,343
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	194,096
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	459,733
Union Pacific Corp.
3.250%, 08/15/2025	500,000	481,190
3.799%, 10/01/2051 to 04/06/2071	1,113,000	804,017
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	228,636	197,653
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	367,238
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	547,326
Waste Management, Inc. 2.500%, 11/15/2050	300,000	182,695
		18,400,547
Information technology – 2.9%
Apple, Inc.
1.650%, 05/11/2030	900,000	724,531
2.400%, 05/03/2023	800,000	791,257
2.450%, 08/04/2026	1,060,000	977,408
3.250%, 02/23/2026	500,000	479,791
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	460,152
5.100%, 10/01/2035	470,000	459,240
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	729,424
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	714,222
3.137%, 11/15/2035 (D)	600,000	420,420
4.300%, 11/15/2032	700,000	587,744
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	82,746
Dell International LLC 5.300%, 10/01/2029	600,000	559,044
Eaton Corp. 3.103%, 09/15/2027	500,000	456,142
Fiserv, Inc. 2.250%, 06/01/2027	600,000	518,019
Global Payments, Inc. 4.450%, 06/01/2028	400,000	365,677
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	391,308
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,062,206
4.000%, 06/20/2042	210,000	164,741
5.600%, 11/30/2039	21,000	20,410
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp.
2.000%, 08/12/2031	$500,000	$387,281
2.700%, 12/15/2022	690,000	687,692
Mastercard, Inc.
2.000%, 11/18/2031	350,000	276,943
2.950%, 11/21/2026	300,000	280,042
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,004,842
3.125%, 11/03/2025	438,000	420,608
NVIDIA Corp. 2.000%, 06/15/2031	400,000	314,529
NXP BV 3.400%, 05/01/2030	520,000	433,362
Oracle Corp.
2.400%, 09/15/2023	435,000	424,430
2.650%, 07/15/2026	310,000	278,989
2.875%, 03/25/2031	400,000	315,466
2.950%, 05/15/2025	550,000	517,640
4.000%, 11/15/2047	400,000	268,020
4.125%, 05/15/2045	500,000	343,565
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	488,106
2.850%, 10/01/2029	1,000,000	855,404
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	423,715
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	467,019
Salesforce, Inc. 2.700%, 07/15/2041	400,000	275,381
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	172,610
Visa, Inc.
2.050%, 04/15/2030	600,000	495,685
3.150%, 12/14/2025	463,000	442,026
4.300%, 12/14/2045	463,000	403,299
VMware, Inc. 1.800%, 08/15/2028	400,000	317,111
Xerox Corp. 6.750%, 12/15/2039	60,000	44,400
		20,302,647
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	440,332
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	319,735
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	362,661
Eastman Chemical Company 4.650%, 10/15/2044	500,000	389,965
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	496,980
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	374,752
Huntsman International LLC 4.500%, 05/01/2029	500,000	440,841
International Paper Company 5.000%, 09/15/2035	500,000	462,812
LYB International Finance II BV 3.500%, 03/02/2027	400,000	365,771
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	231,588
Newmont Corp. 4.875%, 03/15/2042	270,000	232,788
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	136,159

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	$100,000	$105,646
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	245,267
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	242,220
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	246,713
The Dow Chemical Company
4.375%, 11/15/2042	590,000	464,130
9.400%, 05/15/2039	130,000	165,178
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	275,420
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	328,616
Vulcan Materials Company 3.500%, 06/01/2030	300,000	256,608
		6,584,182
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	281,133
American Tower Corp. 5.000%, 02/15/2024	500,000	499,721
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	310,716
Boston Properties LP 2.550%, 04/01/2032	500,000	368,662
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	231,176
3.700%, 06/15/2026	400,000	375,690
CubeSmart LP 4.000%, 11/15/2025	200,000	189,571
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	186,848
Duke Realty LP 3.250%, 06/30/2026	200,000	184,555
Equinix, Inc. 2.150%, 07/15/2030	400,000	306,665
Essex Portfolio LP 3.000%, 01/15/2030	400,000	332,384
Extra Space Storage LP 2.350%, 03/15/2032	500,000	368,492
GLP Capital LP 5.300%, 01/15/2029	600,000	546,874
Healthpeak Properties, Inc. 3.500%, 07/15/2029	400,000	351,426
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	727,444
Service Properties Trust 4.500%, 03/15/2025	200,000	167,058
Simon Property Group LP
3.375%, 06/15/2027	500,000	458,906
3.500%, 09/01/2025	441,500	421,540
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	499,799
Welltower, Inc. 2.750%, 01/15/2031	500,000	395,362
		7,204,022
Utilities – 1.8%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	301,597
Ameren Corp. 3.500%, 01/15/2031	1,000,000	862,638
American Water Capital Corp. 4.300%, 09/01/2045	350,000	282,623
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Arizona Public Service Company 3.350%, 05/15/2050	$500,000	$326,898
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	417,145
6.125%, 04/01/2036	436,000	445,717
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	538,366
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	156,352
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	515,985
3.900%, 10/01/2025	242,000	232,408
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	206,087
Duke Energy Corp.
3.750%, 04/15/2024	500,000	490,945
4.800%, 12/15/2045	500,000	412,828
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	528,457
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	388,425
Eversource Energy 4.250%, 04/01/2029	500,000	463,743
Exelon Corp. 3.400%, 04/15/2026	542,000	510,186
Florida Power & Light Company 5.650%, 02/01/2037	290,000	286,977
Georgia Power Company 5.950%, 02/01/2039	335,000	322,526
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	187,991
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	558,453
NiSource, Inc. 3.950%, 03/30/2048	400,000	295,109
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	222,198
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	436,591
3.450%, 07/01/2025	30,000	27,904
3.750%, 07/01/2028	30,000	25,258
4.550%, 07/01/2030	227,000	194,525
4.950%, 07/01/2050	227,000	166,147
PacifiCorp 6.000%, 01/15/2039	335,000	334,776
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	384,367
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	238,188
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	204,948
Southern California Edison Company
2.250%, 06/01/2030	700,000	554,536
5.350%, 07/15/2035	130,000	119,074
The Southern Company 3.250%, 07/01/2026	572,000	529,900
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	242,283
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	383,230
		12,795,381
TOTAL CORPORATE BONDS (Cost $230,006,001)		$200,230,407

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.5%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	$50,000	$60,847
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	160,203
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	64,708
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	49,063
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	106,315
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	350,447
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	310,169
State of California, GO
7.300%, 10/01/2039	400,000	478,760
7.500%, 04/01/2034	80,000	95,229
State of Illinois, GO
5.100%, 06/01/2033	115,000	109,544
7.350%, 07/01/2035	260,000	275,758
State of Texas, GO 5.517%, 04/01/2039	260,000	272,481
State of Utah, GO
3.539%, 07/01/2025	286,286	281,009
4.554%, 07/01/2024	95,000	94,999
State of Washington, GO 5.481%, 08/01/2039	260,000	265,771
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	313,865
University of California 5.770%, 05/15/2043	320,000	334,295
TOTAL MUNICIPAL BONDS (Cost $3,507,310)		$3,623,463
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	137,590
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	1,829,150
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (E)	2,000,000	1,727,918
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,015,348
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	61,933	61,805
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	65,667	65,554
Series 2013-CR8, Class AM, 3.910%, 06/10/2046 (D)(E)	630,000	622,544
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	984,941
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,549	616,886
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	949,748
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$2,846,635	$2,613,522
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	2,779,529
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	301,517	299,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	493,409
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	204,138	203,490
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	471,358
		14,871,800
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	680,388
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	677,486
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	675,953
		2,033,827
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,867,037)		$16,905,627
ASSET BACKED SECURITIES – 0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,550,016	1,386,851
TOTAL ASSET BACKED SECURITIES (Cost $1,549,953)		$1,386,851
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. PLC (F)	38	1,124
TOTAL COMMON STOCKS (Cost $508)		$1,124
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	1,771
TOTAL WARRANTS (Cost $279)		$1,771
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 3.0556% (G)(H)	1,632,955	16,316,485
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (G)	2,830	2,830
TOTAL SHORT-TERM INVESTMENTS (Cost $16,319,986)		$16,319,315
Total Investments (Total Bond Market Trust) (Cost $799,990,733) – 100.1%		$703,955,142
Other assets and liabilities, net – (0.1%)		(500,548)
TOTAL NET ASSETS – 100.0%		$703,454,594

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $138,930.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 9-30-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $164,410.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 7.6%
Diversified telecommunication services – 0.8%
AT&T, Inc.	119,362	$1,831,013
ATN International, Inc.	316	12,188
Bandwidth, Inc., Class A (A)	474	5,641
Cogent Communications Holdings, Inc.	822	42,876
Consolidated Communications Holdings, Inc. (A)	1,652	6,872
EchoStar Corp., Class A (A)	1,756	28,921
Frontier Communications Parent, Inc. (A)	3,391	79,451
Globalstar, Inc. (A)	32,049	50,958
IDT Corp., Class B (A)	471	11,695
Iridium Communications, Inc. (A)	2,310	102,495
Lumen Technologies, Inc. (B)	18,207	132,547
Ooma, Inc. (A)	511	6,285
Starry Group Holdings, Inc., Class A (A)	496	739
Telesat Corp. (A)	472	3,686
Verizon Communications, Inc.	69,898	2,654,027
		4,969,394
Entertainment – 1.3%
Activision Blizzard, Inc.	13,022	968,055
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,060	63,148
Cinemark Holdings, Inc. (A)	2,255	27,308
Electronic Arts, Inc.	4,657	538,861
Endeavor Group Holdings, Inc., Class A (A)	11,690	236,839
Gaia, Inc. (A)	509	1,237
Liberty Media Corp.-Liberty Braves, Class A (A)	1,055	29,698
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	11,817
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,503	204,926
Lions Gate Entertainment Corp., Class B (A)	4,142	28,787
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc. (A)	3,863	$293,743
Madison Square Garden Entertainment Corp. (A)	552	24,338
Madison Square Garden Sports Corp. (A)	348	47,558
Netflix, Inc. (A)	7,438	1,751,203
Reservoir Media, Inc. (A)	628	3,065
ROBLOX Corp., Class A (A)	10,056	360,407
Roku, Inc. (A)	2,123	119,737
Sciplay Corp., Class A (A)	2,344	27,565
Skillz, Inc. (A)	6,830	6,967
Take-Two Interactive Software, Inc. (A)	2,731	297,679
The Marcus Corp.	654	9,084
The Walt Disney Company (A)	30,477	2,874,895
Warner Brothers Discovery, Inc. (A)	37,836	435,114
Warner Music Group Corp., Class A	8,822	204,759
World Wrestling Entertainment, Inc., Class A	1,303	91,432
		8,658,222
Interactive media and services – 4.1%
Actua Corp. (A)(C)	909	32
Alphabet, Inc., Class A (A)	100,332	9,596,756
Alphabet, Inc., Class C (A)	104,582	10,055,559
Angi, Inc. (A)	9,083	26,795
Bumble, Inc., Class A (A)	1,949	41,884
CarGurus, Inc. (A)	2,085	29,544
Cars.com, Inc. (A)	1,331	15,307
Eventbrite, Inc., Class A (A)	1,726	10,494
EverQuote, Inc., Class A (A)	566	3,860
IAC, Inc. (A)	1,594	88,276
Match Group, Inc. (A)	4,873	232,686
MediaAlpha, Inc., Class A (A)	859	7,516
Meta Platforms, Inc., Class A (A)	38,702	5,251,087
Nextdoor Holdings, Inc. (A)	5,834	16,277
Outbrain, Inc. (A)	626	2,285
Pinterest, Inc., Class A (A)	11,371	264,944
QuinStreet, Inc. (A)	1,058	11,109
Shutterstock, Inc.	655	32,861
Snap, Inc., Class A (A)	23,418	229,965
Society Pass, Inc. (A)	350	546
The Arena Group Holdings, Inc. (A)	200	2,620
TripAdvisor, Inc. (A)	2,236	49,371
TrueCar, Inc. (A)	2,265	3,420
Twitter, Inc. (A)	12,856	563,607
Vimeo, Inc. (A)	2,863	11,452
Yelp, Inc. (A)	1,333	45,202
Ziff Davis, Inc. (A)	792	54,236
ZipRecruiter, Inc., Class A (A)	1,805	29,783
ZoomInfo Technologies, Inc. (A)	6,815	283,913
		26,961,387
Media – 0.9%
AdTheorent Holding Company, Inc. (A)	292	628
Advantage Solutions, Inc. (A)	1,149	2,447
Altice USA, Inc., Class A (A)	8,038	46,862
AMC Networks, Inc., Class A (A)	803	16,301
Boston Omaha Corp., Class A (A)	528	12,165
Cable One, Inc.	108	92,129
Cardlytics, Inc. (A)	542	5,095
Charter Communications, Inc., Class A (A)	2,805	850,897
Clear Channel Outdoor Holdings, Inc. (A)	8,922	12,223
Comcast Corp., Class A	79,198	2,322,877
comScore, Inc. (A)	384	634
DISH Network Corp., Class A (A)	9,207	127,333
Emerald Holding, Inc. (A)	1,734	5,861

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	1,680	$6,670
Fox Corp., Class A	2,199	67,465
Fox Corp., Class B	7,492	213,522
Gannett Company, Inc. (A)	2,798	4,281
Gray Television, Inc.	1,878	26,893
iHeartMedia, Inc., Class A (A)	2,155	15,796
Innovid Corp. (A)	484	1,312
Integral Ad Science Holding Corp. (A)	2,544	18,419
John Wiley & Sons, Inc., Class A	855	32,114
Liberty Media Corp.-Liberty SiriusXM, Series A	2,949	112,268
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	95,331
Loyalty Ventures, Inc. (A)	372	450
Magnite, Inc. (A)	2,098	13,784
National CineMedia, Inc.	1,758	1,145
News Corp., Class A	9,963	150,541
Nexstar Media Group, Inc.	687	114,626
Omnicom Group, Inc.	3,382	213,370
Paramount Global, Class B	11,037	210,144
PubMatic, Inc., Class A (A)	758	12,606
Saga Communications, Inc., Class A	454	11,872
Scholastic Corp.	619	19,040
Sinclair Broadcast Group, Inc., Class A	1,490	26,954
Sirius XM Holdings, Inc. (B)	66,024	376,997
TechTarget, Inc. (A)	514	30,429
TEGNA, Inc.	3,707	76,661
The E.W. Scripps Company, Class A (A)	1,748	19,700
The Interpublic Group of Companies, Inc.	6,672	170,803
The New York Times Company, Class A	2,883	82,886
Tremor International, Ltd. (A)	81	277
Urban One, Inc. (A)	118	502
WideOpenWest, Inc. (A)	1,455	17,853
		5,640,163
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	2,008	24,337
Shenandoah Telecommunications Company	1,007	17,139
Spok Holdings, Inc.	499	3,812
Telephone & Data Systems, Inc.	2,276	31,636
T-Mobile US, Inc. (A)	20,936	2,808,983
United States Cellular Corp. (A)	1,559	40,581
		2,926,488
		49,155,654
Consumer discretionary – 11.8%
Auto components – 0.1%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	15,627
Autoliv, Inc.	1,369	91,216
BorgWarner, Inc.	4,065	127,641
Dana, Inc.	2,759	31,535
Dorman Products, Inc. (A)	498	40,896
Fox Factory Holding Corp. (A)	771	60,971
Gentex Corp.	3,681	87,755
Gentherm, Inc. (A)	623	30,982
Holley, Inc. (A)	1,608	6,512
Horizon Global Corp. (A)	154	189
LCI Industries	432	43,831
Lear Corp.	990	118,493
Modine Manufacturing Company (A)	1,173	15,179
Motorcar Parts of America, Inc. (A)	476	7,245
Patrick Industries, Inc.	466	20,429
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
QuantumScape Corp. (A)(B)	7,355	$61,856
Standard Motor Products, Inc.	472	15,340
Stoneridge, Inc. (A)	619	10,492
Superior Industries International, Inc. (A)	134	405
Tenneco, Inc., Class A (A)	1,225	21,303
The Goodyear Tire & Rubber Company (A)	4,838	48,815
Visteon Corp. (A)	518	54,939
		911,651
Automobiles – 2.6%
Arcimoto, Inc. (A)	810	1,118
AYRO, Inc. (A)	4,451	2,626
Faraday Future Intelligent Electric, Inc. (A)	5,346	3,401
Ford Motor Company	68,021	761,835
General Motors Company	24,210	776,899
Harley-Davidson, Inc.	2,579	89,956
Lucid Group, Inc. (A)(B)	28,317	395,588
Rivian Automotive, Inc., Class A (A)(B)	15,153	498,685
Tesla, Inc. (A)	53,173	14,104,138
Thor Industries, Inc.	922	64,522
Volcon, Inc. (A)	695	1,369
Winnebago Industries, Inc.	587	31,234
		16,731,371
Distributors – 0.1%
Funko, Inc., Class A (A)	938	18,966
Genuine Parts Company	2,289	341,793
LKQ Corp.	4,581	215,994
Pool Corp.	679	216,065
Weyco Group, Inc.	262	5,329
		798,147
Diversified consumer services – 0.2%
2U, Inc. (A)	1,345	8,406
ADT, Inc.	13,826	103,557
Adtalem Global Education, Inc. (A)	863	31,456
American Public Education, Inc. (A)	372	3,400
Bright Horizons Family Solutions, Inc. (A)	1,087	62,666
Carriage Services, Inc.	377	12,124
Chegg, Inc. (A)	2,505	52,780
Coursera, Inc. (A)	2,210	23,824
Duolingo, Inc. (A)	621	59,138
European Wax Center, Inc., Class A	916	16,900
frontdoor, Inc. (A)	1,584	32,298
Graham Holdings Company, Class B	32	17,215
Grand Canyon Education, Inc. (A)	537	44,168
H&R Block, Inc.	2,868	122,005
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	3,622	38,212
Mister Car Wash, Inc. (A)	4,643	39,837
Nerdy, Inc. (A)	2,326	4,908
Perdoceo Education Corp. (A)	1,522	15,677
PowerSchool Holdings, Inc., Class A (A)	3,254	54,309
Rover Group, Inc. (A)	2,832	9,459
Service Corp. International	2,630	151,856
StoneMor, Inc. (A)	3,034	10,407
Strategic Education, Inc.	459	28,187
Stride, Inc. (A)	765	32,153
Terminix Global Holdings, Inc. (A)	2,086	79,873
The Beachbody Company, Inc. (A)	4,660	4,707
Udemy, Inc. (A)	1,436	17,361

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
WW International, Inc. (A)	1,278	$5,023
		1,081,906
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	1,164	9,091
Airbnb, Inc., Class A (A)	6,774	711,541
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,413	137,686
Bally's Corp. (A)	742	14,662
Biglari Holdings, Inc., Class B (A)	58	6,705
BJ's Restaurants, Inc. (A)	418	9,969
Bloomin' Brands, Inc.	1,726	31,638
Bluegreen Vacations Holding Corp.	472	7,797
Booking Holdings, Inc. (A)	677	1,112,453
Bowlero Corp. (A)	57	702
Boyd Gaming Corp.	1,753	83,530
Brinker International, Inc. (A)	773	19,310
Caesars Entertainment, Inc. (A)	3,709	119,652
Carnival Corp. (A)	17,373	122,132
Carrols Restaurant Group, Inc. (A)	1,021	1,664
Cedar Fair LP	1,032	42,467
Century Casinos, Inc. (A)	682	4,474
Chipotle Mexican Grill, Inc. (A)	474	712,308
Choice Hotels International, Inc.	960	105,139
Churchill Downs, Inc.	607	111,779
Chuy's Holdings, Inc. (A)	395	9,156
Cracker Barrel Old Country Store, Inc.	465	43,050
Darden Restaurants, Inc.	2,128	268,809
Dave & Buster's Entertainment, Inc. (A)	672	20,852
Denny's Corp. (A)	1,245	11,715
Dine Brands Global, Inc.	324	20,593
Domino's Pizza, Inc.	606	187,981
DraftKings, Inc., Class A (A)(B)	14,066	212,959
Dutch Bros, Inc., Class A (A)	2,817	87,750
EBET, Inc. (A)	521	636
El Pollo Loco Holdings, Inc. (A)	824	7,350
Everi Holdings, Inc. (A)	1,659	26,909
Expedia Group, Inc. (A)	2,579	241,627
F45 Training Holdings, Inc. (A)(B)	1,198	3,702
FAT Brands, Inc., Class A	101	748
Fiesta Restaurant Group, Inc. (A)	709	4,495
Full House Resorts, Inc. (A)	163	916
Golden Entertainment, Inc. (A)	568	19,818
Hilton Grand Vacations, Inc. (A)	1,856	61,044
Hilton Worldwide Holdings, Inc.	4,583	552,801
Hyatt Hotels Corp., Class A (A)	1,856	150,262
Inspired Entertainment, Inc. (A)	189	1,669
Jack in the Box, Inc.	387	28,665
Krispy Kreme, Inc.	2,475	28,537
Kura Sushi USA, Inc., Class A (A)	110	8,094
Las Vegas Sands Corp. (A)	12,722	477,329
Life Time Group Holdings, Inc. (A)	2,149	20,953
Light & Wonder, Inc. (A)	1,726	74,011
Marriott International, Inc., Class A	5,410	758,157
Marriott Vacations Worldwide Corp.	718	87,495
McDonald's Corp.	12,247	2,825,873
Membership Collective Group, Inc., Class A (A)	3,166	14,944
MGM Resorts International	7,112	211,369
Monarch Casino & Resort, Inc. (A)	382	21,445
Nathan's Famous, Inc.	100	6,367
Noodles & Company (A)	1,045	4,912
Norwegian Cruise Line Holdings, Ltd. (A)	6,309	71,670
Papa John's International, Inc.	670	46,907
Penn Entertainment, Inc. (A)	2,894	79,614
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	1,554	$89,604
PlayAGS, Inc. (A)	812	4,304
Portillo's, Inc., Class A (A)	529	10,416
Potbelly Corp. (A)	25	113
RCI Hospitality Holdings, Inc.	210	13,721
Red Robin Gourmet Burgers, Inc. (A)	308	2,073
Red Rock Resorts, Inc., Class A	1,959	67,115
Restaurant Brands International LP	82	4,370
Royal Caribbean Cruises, Ltd. (A)	4,419	167,480
Ruth's Hospitality Group, Inc.	679	11,448
SeaWorld Entertainment, Inc. (A)	1,279	58,207
Shake Shack, Inc., Class A (A)	773	34,770
Six Flags Entertainment Corp. (A)	1,568	27,754
Sonder Holdings, Inc. (A)	1,734	2,878
Starbucks Corp.	19,231	1,620,404
Sweetgreen, Inc., Class A (A)	1,407	26,030
Target Hospitality Corp. (A)	1,050	13,251
Texas Roadhouse, Inc.	1,263	110,209
The Cheesecake Factory, Inc.	940	27,523
The Wendy's Company	3,552	66,387
Travel + Leisure Company	1,587	54,148
Vail Resorts, Inc.	619	133,481
Wingstop, Inc.	558	69,984
Wyndham Hotels & Resorts, Inc.	1,569	96,258
Wynn Resorts, Ltd. (A)	2,018	127,195
Xponential Fitness, Inc., Class A (A)	696	12,709
Yum! Brands, Inc.	4,640	493,418
		13,411,162
Household durables – 0.4%
Aterian, Inc. (A)	1,801	2,233
Bassett Furniture Industries, Inc.	298	4,673
Beazer Homes USA, Inc. (A)	757	7,320
Cavco Industries, Inc. (A)	176	36,214
Century Communities, Inc.	552	23,615
Cricut, Inc., Class A (A)(B)	3,750	34,725
D.R. Horton, Inc.	5,779	389,216
Dream Finders Homes, Inc., Class A (A)	1,315	13,939
Ethan Allen Interiors, Inc.	592	12,515
Flexsteel Industries, Inc.	230	3,611
GoPro, Inc., Class A (A)	2,917	14,381
Green Brick Partners, Inc. (A)	1,021	21,829
Hamilton Beach Brands Holding Company, Class A	354	4,131
Hamilton Beach Brands Holding Company, Class B	241	2,812
Helen of Troy, Ltd. (A)	381	36,744
Hooker Furnishings Corp.	271	3,656
Hovnanian Enterprises, Inc., Class A (A)	117	4,177
Installed Building Products, Inc.	560	45,354
iRobot Corp. (A)	525	29,573
KB Home	1,321	34,240
La-Z-Boy, Inc.	888	20,042
Legacy Housing Corp. (A)	580	9,947
Leggett & Platt, Inc.	2,359	78,366
Lennar Corp., A Shares	4,621	344,496
M/I Homes, Inc. (A)	512	18,550
MDC Holdings, Inc.	1,048	28,736
Meritage Homes Corp. (A)	502	35,276
Mohawk Industries, Inc. (A)	1,026	93,561
Newell Brands, Inc.	7,138	99,147
NVR, Inc. (A)	52	207,328
PulteGroup, Inc.	3,709	139,088
Purple Innovation, Inc. (A)	922	3,734
Skyline Champion Corp. (A)	1,047	55,355
Snap One Holdings Corp. (A)	1,112	11,276

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Sonos, Inc. (A)	2,295	$31,901
Taylor Morrison Home Corp. (A)	1,997	46,570
Tempur Sealy International, Inc.	3,103	74,906
The Lovesac Company (A)	280	5,706
Toll Brothers, Inc.	1,865	78,330
TopBuild Corp. (A)	575	94,749
Traeger, Inc. (A)	1,820	5,132
Tri Pointe Homes, Inc. (A)	1,388	20,973
Tupperware Brands Corp. (A)	955	6,255
Universal Electronics, Inc. (A)	312	6,137
Vizio Holding Corp., Class A (A)	2,995	26,176
VOXX International Corp. (A)	708	5,388
Weber, Inc., Class A (B)	4,667	30,662
Whirlpool Corp.	879	118,498
		2,421,243
Internet and direct marketing retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)	1,178	7,645
1stdibs.com, Inc. (A)	442	2,780
Aka Brands Holding Corp. (A)	1,841	2,669
Amazon.com, Inc. (A)	172,877	19,535,101
Boxed, Inc. (A)	1,263	1,164
CarParts.com, Inc. (A)	587	3,035
Chewy, Inc., Class A (A)(B)	1,893	58,153
ContextLogic, Inc., Class A (A)	11,179	8,204
DoorDash, Inc., Class A (A)	5,960	294,722
Duluth Holdings, Inc., Class B (A)	700	4,928
eBay, Inc.	9,454	348,002
Etsy, Inc. (A)	2,196	219,885
Groupon, Inc. (A)	572	4,553
Lands' End, Inc. (A)	610	4,709
Liquidity Services, Inc. (A)	666	10,829
Lulu's Fashion Lounge Holdings, Inc. (A)	483	2,251
Overstock.com, Inc. (A)	765	18,628
PetMed Express, Inc.	456	8,901
Poshmark, Inc., Class A (A)	1,160	18,177
Quotient Technology, Inc. (A)	1,823	4,211
Qurate Retail, Inc., Series A	7,183	14,438
Rent the Runway, Inc., Class A (A)	740	1,628
Revolve Group, Inc. (A)	1,292	28,023
RumbleON, Inc., Class B (A)	206	3,486
Stitch Fix, Inc., Class A (A)	1,919	7,580
The RealReal, Inc. (A)	2,001	3,002
ThredUp, Inc., Class A (A)	1,553	2,858
Vivid Seats, Inc., Class A	1,894	14,508
Wayfair, Inc., Class A (A)	1,829	59,534
Xometry, Inc., Class A (A)	602	34,188
		20,727,792
Leisure products – 0.1%
Acushnet Holdings Corp.	1,273	55,363
American Outdoor Brands, Inc. (A)	307	2,692
Brunswick Corp.	1,314	86,001
Clarus Corp.	526	7,085
Escalade, Inc.	418	4,159
Hasbro, Inc.	2,330	157,089
Johnson Outdoors, Inc., Class A	208	10,672
Latham Group, Inc. (A)	1,896	6,807
Malibu Boats, Inc., Class A (A)	395	18,956
Marine Products Corp.	742	6,277
MasterCraft Boat Holdings, Inc. (A)	427	8,049
Mattel, Inc. (A)	5,938	112,466
Nautilus, Inc. (A)	464	756
Peloton Interactive, Inc., Class A (A)	5,316	36,840
Polaris, Inc.	1,025	98,041
Smith & Wesson Brands, Inc.	903	9,364
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc.	342	$17,370
Topgolf Callaway Brands Corp. (A)	3,017	58,107
Vista Outdoor, Inc. (A)	999	24,296
YETI Holdings, Inc. (A)	1,561	44,520
		764,910
Multiline retail – 0.4%
Big Lots, Inc.	645	10,068
Dillard's, Inc., Class A	296	80,737
Dollar General Corp.	3,764	902,833
Dollar Tree, Inc. (A)	3,736	508,470
Franchise Group, Inc.	539	13,098
Kohl's Corp.	2,278	57,292
Macy's, Inc.	4,669	73,163
Nordstrom, Inc.	2,756	46,108
Ollie's Bargain Outlet Holdings, Inc. (A)	1,100	56,760
Target Corp.	7,747	1,149,577
		2,898,106
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	1,074	16,701
Academy Sports & Outdoors, Inc.	1,438	60,655
Advance Auto Parts, Inc.	1,007	157,434
American Eagle Outfitters, Inc.	3,071	29,881
America's Car-Mart, Inc. (A)	119	7,261
Arhaus, Inc. (A)	1,503	10,596
Asbury Automotive Group, Inc. (A)	361	54,547
AutoNation, Inc. (A)	917	93,415
AutoZone, Inc. (A)	328	702,553
Barnes & Noble Education, Inc. (A)	1,158	2,779
Bath & Body Works, Inc.	3,890	126,814
Bed Bath & Beyond, Inc. (A)(B)	1,937	11,796
Best Buy Company, Inc.	3,794	240,312
Big 5 Sporting Goods Corp.	321	3,448
Boot Barn Holdings, Inc. (A)	531	31,042
Brilliant Earth Group, Inc., Class A (A)	1,474	8,446
Build-A-Bear Workshop, Inc.	144	1,920
Burlington Stores, Inc. (A)	1,104	123,527
Caleres, Inc.	726	17,584
Camping World Holdings, Inc., Class A	1,591	40,284
CarMax, Inc. (A)	2,662	175,745
Carvana Company (A)(B)	3,047	61,854
Chico's FAS, Inc. (A)	2,330	11,277
Citi Trends, Inc. (A)	191	2,962
Conn's, Inc. (A)	510	3,611
Designer Brands, Inc., Class A	1,409	21,572
Destination XL Group, Inc. (A)	752	4,076
Dick's Sporting Goods, Inc. (B)	1,363	142,624
EVgo, Inc. (A)(B)	4,917	38,893
Express, Inc. (A)	817	891
Five Below, Inc. (A)	972	133,815
Floor & Decor Holdings, Inc., Class A (A)	1,849	129,911
Foot Locker, Inc.	1,577	49,092
GameStop Corp., Class A (A)(B)	5,294	133,038
Genesco, Inc. (A)	296	11,639
Group 1 Automotive, Inc.	235	33,574
Guess?, Inc.	1,272	18,660
Haverty Furniture Companies, Inc.	406	10,109
Hibbett, Inc.	306	15,242
J. Jill, Inc. (A)	28	465
JOANN, Inc.	421	2,787
Kirkland's, Inc. (A)	147	442
Lazydays Holdings, Inc. (A)	67	905
Leslie's, Inc. (A)	3,078	45,277
Lithia Motors, Inc.	485	104,057

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
LL Flooring Holdings, Inc. (A)	701	$4,858
LMP Automotive Holdings, Inc. (A)	214	1,971
Lowe's Companies, Inc.	10,639	1,998,111
MarineMax, Inc. (A)	429	12,780
Monro, Inc.	639	27,771
Murphy USA, Inc.	399	109,689
National Vision Holdings, Inc. (A)	1,537	50,183
OneWater Marine, Inc., Class A (A)	187	5,631
O'Reilly Automotive, Inc. (A)	1,086	763,838
Party City Holdco, Inc. (A)	1,740	2,749
Penske Automotive Group, Inc.	1,186	116,738
Petco Health & Wellness Company, Inc. (A)	3,669	40,946
Rent-A-Center, Inc.	1,174	20,557
RH (A)	372	91,538
Ross Stores, Inc.	5,801	488,850
Sally Beauty Holdings, Inc. (A)	2,060	25,956
Shoe Carnival, Inc.	547	11,728
Signet Jewelers, Ltd.	839	47,982
Sleep Number Corp. (A)	444	15,012
Sonic Automotive, Inc., Class A	780	33,774
Sportsman's Warehouse Holdings, Inc. (A)	611	5,071
The Aaron's Company, Inc.	685	6,658
The Buckle, Inc.	804	25,455
The Cato Corp., Class A	560	5,342
The Children's Place, Inc. (A)	273	8,433
The Container Store Group, Inc. (A)	658	3,224
The Gap, Inc.	6,757	55,475
The Home Depot, Inc.	17,122	4,724,645
The ODP Corp. (A)	969	34,060
The TJX Companies, Inc.	19,422	1,206,495
Tilly's, Inc., Class A	687	4,754
Torrid Holdings, Inc. (A)	1,663	6,935
Tractor Supply Company	1,863	346,294
TravelCenters of America, Inc. (A)	191	10,301
Ulta Beauty, Inc. (A)	860	345,023
Urban Outfitters, Inc. (A)	1,678	32,973
Victoria's Secret & Company (A)	1,370	39,894
Volta, Inc. (A)	1,921	2,324
Vroom, Inc. (A)	3,063	3,553
Warby Parker, Inc., Class A (A)(B)	1,697	22,638
Williams-Sonoma, Inc.	1,183	139,417
Winmark Corp.	75	16,226
Zumiez, Inc. (A)	453	9,753
		13,819,118
Textiles, apparel and luxury goods – 0.5%
Allbirds, Inc., Class A (A)	1,736	5,277
Carter's, Inc.	593	38,859
Columbia Sportswear Company	928	62,454
Crocs, Inc. (A)	1,067	73,260
Culp, Inc.	350	1,526
Deckers Outdoor Corp. (A)	438	136,923
Fossil Group, Inc. (A)	1,102	3,769
G-III Apparel Group, Ltd. (A)	960	14,352
Hanesbrands, Inc.	6,267	43,618
Kontoor Brands, Inc.	1,067	35,862
Levi Strauss & Company, Class A	7,232	104,647
Movado Group, Inc.	465	13,104
NIKE, Inc., Class B	21,443	1,782,342
Oxford Industries, Inc.	328	29,448
PVH Corp.	1,139	51,027
Ralph Lauren Corp.	1,259	106,927
Rocky Brands, Inc.	191	3,831
Skechers USA, Inc., Class A (A)	2,574	81,647
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd.	1,372	$36,591
Superior Group of Companies, Inc.	407	3,614
Tapestry, Inc.	4,284	121,794
Under Armour, Inc., Class A (A)	7,212	47,960
Unifi, Inc. (A)	438	4,165
Vera Bradley, Inc. (A)	773	2,327
VF Corp.	6,503	194,505
Wolverine World Wide, Inc.	1,556	23,947
		3,023,776
		76,589,182
Consumer staples – 6.6%
Beverages – 1.7%
Brown-Forman Corp., Class B	5,259	350,092
Celsius Holdings, Inc. (A)	1,343	121,783
Coca-Cola Consolidated, Inc.	160	65,877
Constellation Brands, Inc., Class A	3,090	709,711
Keurig Dr. Pepper, Inc.	23,956	858,104
MGP Ingredients, Inc.	345	36,625
Molson Coors Beverage Company, Class B	3,708	177,947
Monster Beverage Corp. (A)	8,853	769,857
National Beverage Corp.	1,667	64,246
PepsiCo, Inc.	22,995	3,754,164
Primo Water Corp.	398	4,995
The Boston Beer Company, Inc., Class A (A)	221	71,527
The Coca-Cola Company	72,359	4,053,551
The Duckhorn Portfolio, Inc. (A)	1,652	23,838
Zevia PBC, Class A (A)	777	3,357
		11,065,674
Food and staples retailing – 1.9%
Albertsons Companies, Inc., Class A	7,979	198,358
BJ's Wholesale Club Holdings, Inc. (A)	2,227	162,148
Blue Apron Holdings, Inc., Class A (A)	291	1,682
Casey's General Stores, Inc.	592	119,892
Costco Wholesale Corp.	7,400	3,494,798
Grocery Outlet Holding Corp. (A)	1,726	57,459
HF Foods Group, Inc. (A)	1,021	3,951
Ingles Markets, Inc., Class A	329	26,060
Natural Grocers by Vitamin Cottage, Inc.	523	5,643
Performance Food Group Company (A)	2,704	116,137
PriceSmart, Inc.	564	32,481
Rite Aid Corp. (A)	1,178	5,831
SpartanNash Company	831	24,116
Sprouts Farmers Market, Inc. (A)	2,029	56,305
Sysco Corp.	8,568	605,843
The Andersons, Inc.	755	23,428
The Chefs' Warehouse, Inc. (A)	665	19,265
The Fresh Market, Inc. (A)(C)	153	0
The Kroger Company	12,060	527,625
U.S. Foods Holding Corp. (A)	3,918	103,592
United Natural Foods, Inc. (A)	1,030	35,401
Village Super Market, Inc., Class A	374	7,229
Walgreens Boots Alliance, Inc.	14,219	446,477
Walmart, Inc.	45,850	5,946,745
Weis Markets, Inc.	498	35,478
		12,055,944
Food products – 1.2%
Alico, Inc.	195	5,507
Archer-Daniels-Midland Company	9,418	757,678
B&G Foods, Inc. (B)	1,224	20,184
Benson Hill, Inc. (A)	607	1,663
Beyond Meat, Inc. (A)(B)	1,148	16,267
Bunge, Ltd.	2,382	196,682

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Calavo Growers, Inc.	372	$11,811
Cal-Maine Foods, Inc.	883	49,086
Campbell Soup Company	4,985	234,893
Conagra Brands, Inc.	8,116	264,825
Darling Ingredients, Inc. (A)	2,747	181,714
Flowers Foods, Inc.	3,686	91,007
Fresh Del Monte Produce, Inc.	1,036	24,077
Freshpet, Inc. (A)	763	38,219
General Mills, Inc.	9,965	763,419
Hormel Foods Corp.	8,869	403,007
Hostess Brands, Inc. (A)	2,428	56,427
Ingredion, Inc.	1,107	89,136
J&J Snack Foods Corp.	372	48,163
John B. Sanfilippo & Son, Inc.	247	18,705
Kellogg Company	5,530	385,220
Lamb Weston Holdings, Inc.	2,447	189,349
Lancaster Colony Corp.	432	64,921
Landec Corp. (A)	729	6,481
Limoneira Company	402	5,298
McCormick & Company, Inc.	4,491	320,074
Mission Produce, Inc. (A)	643	9,298
Mondelez International, Inc., Class A	23,001	1,261,145
Pilgrim's Pride Corp. (A)	4,053	93,300
Post Holdings, Inc. (A)	974	79,780
Seaboard Corp.	15	51,040
Seneca Foods Corp., Class A (A)	231	11,652
Sovos Brands, Inc. (A)	1,290	18,370
The Hain Celestial Group, Inc. (A)	1,742	29,405
The Hershey Company	2,492	549,411
The J.M. Smucker Company	1,579	216,970
The Kraft Heinz Company	20,416	680,874
The Simply Good Foods Company (A)	1,833	58,638
Tootsie Roll Industries, Inc.	1,341	44,628
TreeHouse Foods, Inc. (A)	1,008	42,759
Tyson Foods, Inc., Class A	5,918	390,174
Vital Farms, Inc. (A)	450	5,387
		7,786,644
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	1,140	38,942
Church & Dwight Company, Inc.	4,018	287,046
Colgate-Palmolive Company	13,865	974,016
Energizer Holdings, Inc.	1,319	33,160
Kimberly-Clark Corp.	5,513	620,433
Oil-Dri Corp. of America	183	4,429
Reynolds Consumer Products, Inc.	2,722	70,799
Spectrum Brands Holdings, Inc.	719	28,063
The Clorox Company	2,034	261,145
The Procter & Gamble Company	39,980	5,047,475
WD-40 Company	237	41,650
		7,407,158
Personal products – 0.2%
BellRing Brands, Inc. (A)	2,012	41,467
Coty, Inc., Class A (A)	13,695	86,552
Edgewell Personal Care Company	1,013	37,886
elf Beauty, Inc. (A)	1,002	37,695
Herbalife Nutrition, Ltd. (A)	1,991	39,601
Inter Parfums, Inc.	609	45,955
Medifast, Inc.	216	23,406
Nature's Sunshine Products, Inc. (A)	585	4,820
Nu Skin Enterprises, Inc., Class A	977	32,602
Olaplex Holdings, Inc. (A)	11,131	106,301
Revlon, Inc., Class A (A)(B)	1,150	5,957
The Estee Lauder Companies, Inc., Class A	3,926	847,623
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
The Honest Company, Inc. (A)	1,180	$4,130
Thorne HealthTech, Inc. (A)	552	2,611
USANA Health Sciences, Inc. (A)	350	19,618
Veru, Inc. (A)(B)	1,088	12,534
		1,348,758
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,256	3,019
Altria Group, Inc.	30,040	1,213,015
Philip Morris International, Inc.	25,761	2,138,421
Turning Point Brands, Inc.	361	7,664
Universal Corp.	431	19,843
Vector Group, Ltd.	2,715	23,919
		3,405,881
		43,070,059
Energy – 5.0%
Energy equipment and services – 0.3%
Archrock, Inc.	3,041	19,523
Baker Hughes Company	17,438	365,500
Bristow Group, Inc. (A)	260	6,107
Cactus, Inc., Class A	1,371	52,688
ChampionX Corp.	3,261	63,818
DMC Global, Inc. (A)	314	5,018
Dril-Quip, Inc. (A)	785	15,323
Exterran Corp. (A)	1,489	6,194
Halliburton Company	15,132	372,550
Helix Energy Solutions Group, Inc. (A)	3,143	12,132
Helmerich & Payne, Inc.	1,952	72,165
KLX Energy Services Holdings, Inc. (A)	86	708
Liberty Energy, Inc. (A)	2,697	34,198
Mammoth Energy Services, Inc. (A)	344	1,173
Nabors Industries, Ltd. (A)	179	18,160
National Energy Services Reunited Corp. (A)	1,682	9,991
Newpark Resources, Inc. (A)	2,201	5,547
NexTier Oilfield Solutions, Inc. (A)	4,459	32,997
NOV, Inc.	7,253	117,354
Oceaneering International, Inc. (A)	1,924	15,315
Oil States International, Inc. (A)	1,360	5,290
Patterson-UTI Energy, Inc.	4,208	49,149
ProFrac Holding Corp., Class A (A)	1,291	19,636
ProPetro Holding Corp. (A)	1,939	15,609
RPC, Inc.	4,336	30,048
Schlumberger NV	23,696	850,686
SEACOR Marine Holdings, Inc. (A)	67	377
Select Energy Services, Inc., Class A (A)	2,431	16,944
Solaris Oilfield Infrastructure, Inc., Class A	1,111	10,399
TETRA Technologies, Inc. (A)	1,157	4,154
Tidewater, Inc. (A)	820	17,794
USA Compression Partners LP	2,101	36,557
		2,283,104
Oil, gas and consumable fuels – 4.7%
Aemetis, Inc. (A)	638	3,905
Alliance Resource Partners LP	2,226	50,975
Alto Ingredients, Inc. (A)	841	3,061
Amplify Energy Corp. (A)	157	1,031
Antero Midstream Corp.	8,691	79,783
Antero Resources Corp. (A)	5,355	163,488
APA Corp.	5,944	203,225
Arch Resources, Inc.	237	28,108
Archaea Energy, Inc. (A)	1,370	24,674
Black Stone Minerals LP	4,319	67,592
BP PLC, ADR	688	19,642
Brigham Minerals, Inc., Class A	1,168	28,815

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp.	1,237	$47,538
Callon Petroleum Company (A)	932	32,629
Calumet Specialty Products Partners LP (A)	1,619	20,739
Centrus Energy Corp., Class A (A)	198	8,114
Cheniere Energy, Inc.	4,279	709,929
Chesapeake Energy Corp.	1,424	134,155
Chevron Corp.	32,963	4,735,794
Chord Energy Corp.	623	85,208
Civitas Resources, Inc.	958	54,980
Clean Energy Fuels Corp. (A)	4,254	22,716
CNX Resources Corp. (A)	4,165	64,682
Comstock Resources, Inc. (A)	3,787	65,477
ConocoPhillips	21,725	2,223,337
CONSOL Energy, Inc.	616	39,621
Continental Resources, Inc.	6,125	409,211
Coterra Energy, Inc.	13,701	357,870
Crescent Energy Company, Class A	2,209	29,755
Crestwood Equity Partners LP	1,830	50,819
CrossAmerica Partners LP	693	12,952
CVR Energy, Inc.	1,445	41,876
DCP Midstream LP	3,765	141,451
Delek Logistics Partners LP	535	27,253
Delek US Holdings, Inc.	1,398	37,942
Denbury, Inc. (A)	828	71,423
Devon Energy Corp.	11,192	672,975
Diamondback Energy, Inc.	3,094	372,703
Dorchester Minerals LP	821	20,509
Dorian LPG, Ltd.	943	12,797
DT Midstream, Inc.	1,701	88,265
Energy Transfer LP	51,709	570,350
EnLink Midstream LLC (A)	9,120	81,077
Enterprise Products Partners LP	36,098	858,410
Enviva, Inc.	868	52,132
EOG Resources, Inc.	9,877	1,103,557
EQT Corp.	6,375	259,781
Equitrans Midstream Corp.	8,041	60,147
Excelerate Energy, Inc., Class A	257	6,014
Exxon Mobil Corp.	70,466	6,152,386
Genesis Energy LP	2,417	22,236
Gevo, Inc. (A)	3,343	7,622
Global Partners LP	792	19,602
Green Plains Partners LP	503	6,137
Green Plains, Inc. (A)	849	24,680
Gulfport Energy Corp. (A)	298	26,310
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,281	575,576
Hess Midstream LP, Class A	701	17,890
HF Sinclair Corp.	3,024	162,812
HighPeak Energy, Inc.	1,453	31,472
Holly Energy Partners LP	1,975	32,410
International Seaways, Inc.	416	14,614
Kimbell Royalty Partners LP	1,094	18,576
Kinder Morgan, Inc.	37,722	627,694
Laredo Petroleum, Inc. (A)	264	16,592
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	3,113	147,899
Magnolia Oil & Gas Corp., Class A	4,348	86,134
Marathon Oil Corp.	12,186	275,160
Marathon Petroleum Corp.	9,072	901,122
Matador Resources Company	2,130	104,200
MPLX LP	17,057	511,881
Murphy Oil Corp.	2,467	86,764
NACCO Industries, Inc., Class A	187	8,795
Natural Resource Partners LP	290	12,833
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
New Fortress Energy, Inc.	3,610	$157,793
NextDecade Corp. (A)	1,344	8,091
Northern Oil and Gas, Inc.	973	26,670
NuStar Energy LP	2,314	31,239
Occidental Petroleum Corp.	15,722	966,117
ONEOK, Inc.	7,695	394,292
Ovintiv, Inc.	4,448	204,608
PBF Energy, Inc., Class A (A)	2,083	73,238
PBF Logistics LP	1,384	26,144
PDC Energy, Inc.	1,740	100,555
Peabody Energy Corp. (A)	2,102	52,172
Permian Resources Corp. (A)	5,240	35,632
Phillips 66	8,080	652,218
Pioneer Natural Resources Company	4,083	884,092
Plains All American Pipeline LP	12,070	126,976
Plains GP Holdings LP, Class A (A)	3,615	39,440
Range Resources Corp.	4,676	118,116
Ranger Oil Corp., Class A	135	4,246
REX American Resources Corp. (A)	471	13,150
Riley Exploration Permian, Inc.	118	2,240
SandRidge Energy, Inc. (A)	462	7,535
SFL Corp., Ltd.	2,278	20,753
Shell Midstream Partners LP	5,552	87,777
SilverBow Resources, Inc. (A)	168	4,516
SM Energy Company	2,191	82,404
Southwestern Energy Company (A)	16,800	102,816
Sprague Resources LP	617	12,241
Sunoco LP	1,303	50,778
Talos Energy, Inc. (A)	1,148	19,114
Targa Resources Corp.	3,881	234,180
Teekay Corp. (A)	2,383	8,555
Tellurian, Inc. (A)	7,716	18,441
Texas Pacific Land Corp.	129	229,263
The Williams Companies, Inc.	20,449	585,455
Uranium Energy Corp. (A)	4,770	16,695
Valero Energy Corp.	6,821	728,824
Vertex Energy, Inc. (A)	861	5,364
Viper Energy Partners LP	3,095	88,703
W&T Offshore, Inc. (A)	3,111	18,230
Western Midstream Partners LP	7,159	180,120
World Fuel Services Corp.	1,250	29,300
		30,597,977
		32,881,081
Financials – 11.5%
Banks – 3.9%
1st Source Corp.	559	25,882
Allegiance Bancshares, Inc.	511	21,273
Amerant Bancorp, Inc.	655	16,270
American National Bankshares, Inc.	218	6,965
Ameris Bancorp	1,382	61,789
Ames National Corp.	260	5,767
Arrow Financial Corp.	455	13,121
Associated Banc-Corp.	2,795	56,124
Atlantic Union Bankshares Corp.	1,651	50,157
Banc of California, Inc.	1,367	21,831
BancFirst Corp.	496	44,377
Bank of America Corp.	134,931	4,074,916
Bank of Hawaii Corp.	678	51,609
Bank of Marin Bancorp	328	9,824
Bank OZK	1,946	76,984
BankFinancial Corp.	481	4,550
BankUnited, Inc.	1,574	53,784
Bankwell Financial Group, Inc.	211	6,142
Banner Corp.	760	44,901
Bar Harbor Bankshares	435	11,536

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BayCom Corp.	336	$5,907
BCB Bancorp, Inc.	577	9,711
Berkshire Hills Bancorp, Inc.	1,028	28,064
BOK Financial Corp.	1,118	99,345
Brookline Bancorp, Inc.	1,813	21,121
Business First Bancshares, Inc.	293	6,308
Byline Bancorp, Inc.	825	16,706
Cadence Bank	3,193	81,134
Cambridge Bancorp	93	7,416
Camden National Corp.	400	17,040
Capital City Bank Group, Inc.	465	14,466
Capstar Financial Holdings, Inc.	374	6,930
Cathay General Bancorp	768	29,537
Central Pacific Financial Corp.	579	11,980
Central Valley Community Bancorp	357	6,322
Chemung Financial Corp.	161	6,741
Citigroup, Inc.	32,391	1,349,733
Citizens & Northern Corp.	324	7,834
Citizens Financial Group, Inc.	8,170	280,721
City Holding Company	404	35,831
Civista Bancshares, Inc.	342	7,100
CNB Financial Corp.	426	10,041
Codorus Valley Bancorp, Inc.	267	5,030
Columbia Banking System, Inc.	1,479	42,728
Comerica, Inc.	2,238	159,122
Commerce Bancshares, Inc.	1,726	114,192
Community Bank System, Inc.	769	46,202
Community Trust Bancorp, Inc.	310	12,571
ConnectOne Bancorp, Inc.	882	20,339
Cullen/Frost Bankers, Inc.	1,088	143,855
Customers Bancorp, Inc. (A)	631	18,602
Dime Community Bancshares, Inc.	892	26,118
Eagle Bancorp, Inc.	547	24,517
East West Bancorp, Inc.	2,254	151,334
Eastern Bankshares, Inc.	1,120	21,997
Enterprise Bancorp, Inc.	327	9,781
Enterprise Financial Services Corp.	834	36,729
Equity Bancshares, Inc., Class A	331	9,808
Esquire Financial Holdings, Inc.	291	10,927
Farmers & Merchants Bancorp, Inc.	233	6,261
FB Financial Corp.	964	36,834
Fidelity D&D Bancorp, Inc.	112	4,519
Fifth Third Bancorp	11,578	370,033
Financial Institutions, Inc.	417	10,037
First Bancorp (North Carolina)	687	25,130
First Bancorp (Puerto Rico)	3,172	43,393
First Busey Corp.	1,265	27,805
First Citizens BancShares, Inc., Class A	221	176,232
First Commonwealth Financial Corp.	2,106	27,041
First Community Bankshares, Inc.	247	7,911
First Financial Bancorp	2,135	45,006
First Financial Bankshares, Inc.	2,377	99,430
First Financial Corp.	338	15,274
First Financial Northwest, Inc.	388	5,758
First Hawaiian, Inc.	2,545	62,683
First Horizon Corp.	9,156	209,672
First Internet Bancorp	224	7,585
First Interstate BancSystem, Inc., Class A	2,023	81,628
First Merchants Corp.	955	36,939
First Republic Bank	2,911	380,031
Flushing Financial Corp.	465	9,007
FNB Corp.	6,123	71,027
Fulton Financial Corp.	2,254	35,613
FVCBankcorp, Inc. (A)	432	8,281
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
German American Bancorp, Inc.	635	$22,676
Glacier Bancorp, Inc.	1,909	93,789
Great Southern Bancorp, Inc.	369	21,059
Guaranty Bancshares, Inc.	278	9,616
Hancock Whitney Corp.	1,414	64,775
Hanmi Financial Corp.	645	15,274
HarborOne Bancorp, Inc.	1,624	21,794
Heartland Financial USA, Inc.	771	33,431
Heritage Commerce Corp.	1,034	11,726
Heritage Financial Corp.	813	21,520
Hilltop Holdings, Inc.	1,026	25,496
Home BancShares, Inc.	3,102	69,826
HomeStreet, Inc.	402	11,582
Hope Bancorp, Inc.	2,740	34,634
Horizon Bancorp, Inc.	951	17,080
Huntington Bancshares, Inc.	25,090	330,686
Independent Bank Corp. (Massachusetts)	711	52,991
Independent Bank Corp. (Michigan)	561	10,715
Independent Bank Group, Inc.	910	55,865
International Bancshares Corp.	802	34,085
Investar Holding Corp.	319	6,348
JPMorgan Chase & Co.	48,957	5,116,007
KeyCorp	14,999	240,284
Lakeland Bancorp, Inc.	1,308	20,941
Lakeland Financial Corp.	520	37,861
Live Oak Bancshares, Inc.	804	24,602
M&T Bank Corp.	2,844	501,454
Macatawa Bank Corp.	926	8,575
Mercantile Bank Corp.	434	12,894
Metropolitan Bank Holding Corp. (A)	184	11,842
Midland States Bancorp, Inc.	539	12,704
MidWestOne Financial Group, Inc.	336	9,169
MVB Financial Corp.	370	10,297
National Bank Holdings Corp., Class A	721	26,670
National Bankshares, Inc.	188	6,347
NBT Bancorp, Inc.	501	19,013
Nicolet Bankshares, Inc. (A)	105	7,396
Northrim BanCorp, Inc.	222	9,226
Northwest Bancshares, Inc.	2,105	28,439
Norwood Financial Corp.	211	5,608
OceanFirst Financial Corp.	1,155	21,529
OFG Bancorp	1,126	28,296
Old National Bancorp	4,312	71,019
Old Second Bancorp, Inc.	816	10,649
Origin Bancorp, Inc.	516	19,851
Pacific Premier Bancorp, Inc.	1,278	39,567
PacWest Bancorp	2,065	46,669
Park National Corp.	210	26,141
Pathward Financial, Inc.	629	20,732
PCSB Financial Corp.	498	8,929
Peapack-Gladstone Financial Corp.	485	16,320
Penns Woods Bancorp, Inc.	222	5,086
Peoples Bancorp of North Carolina, Inc.	237	5,878
Peoples Bancorp, Inc.	778	22,508
Pinnacle Financial Partners, Inc.	1,285	104,214
Popular, Inc.	399	28,752
Preferred Bank	341	22,243
Premier Financial Corp.	968	24,878
Primis Financial Corp.	655	7,945
Prosperity Bancshares, Inc.	925	61,679
QCR Holdings, Inc.	353	17,982
RBB Bancorp	407	8,457
Red River Bancshares, Inc.	155	7,662
Regions Financial Corp.	15,886	318,832
Renasant Corp.	1,124	35,159

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Republic Bancorp, Inc., Class A	425	$16,278
Republic First Bancorp, Inc. (A)	1,584	4,483
Riverview Bancorp, Inc.	881	5,594
S&T Bancorp, Inc.	768	22,510
Sandy Spring Bancorp, Inc.	750	26,445
Seacoast Banking Corp. of Florida	1,186	35,853
ServisFirst Bancshares, Inc.	848	67,840
Shore Bancshares, Inc.	488	8,452
Sierra Bancorp	373	7,367
Signature Bank	987	149,037
Silvergate Capital Corp., Class A (A)	431	32,476
Simmons First National Corp., Class A	2,304	50,204
South Plains Financial, Inc.	426	11,741
Southern First Bancshares, Inc. (A)	207	8,624
Southside Bancshares, Inc.	820	28,995
SouthState Corp.	1,328	105,071
Stellar Bancorp, Inc.	597	17,462
Stock Yards Bancorp, Inc.	419	28,496
Summit Financial Group, Inc.	334	8,998
SVB Financial Group (A)	1,005	337,459
Synovus Financial Corp.	2,673	100,264
Texas Capital Bancshares, Inc. (A)	987	58,263
The Bancorp, Inc. (A)	1,124	24,706
The Bank of Princeton	248	7,031
The First Bancorp, Inc.	302	8,320
The First of Long Island Corp.	648	11,172
The PNC Financial Services Group, Inc.	6,789	1,014,412
Tompkins Financial Corp.	330	23,965
Towne Bank	1,654	44,377
TriCo Bancshares	636	28,397
Triumph Bancorp, Inc. (A)	474	25,762
Truist Financial Corp.	22,324	971,987
Trustmark Corp.	1,219	37,338
U.S. Bancorp	24,778	999,049
UMB Financial Corp.	475	40,038
Umpqua Holdings Corp.	3,973	67,899
United Bankshares, Inc.	2,146	76,720
United Community Banks, Inc.	1,695	56,105
Unity Bancorp, Inc.	355	8,914
Univest Financial Corp.	733	17,211
Valley National Bancorp	7,874	85,039
Veritex Holdings, Inc.	1,027	27,308
Washington Federal, Inc.	1,028	30,819
Washington Trust Bancorp, Inc.	335	15,571
Webster Financial Corp.	3,060	138,312
Wells Fargo & Company	63,091	2,537,520
WesBanco, Inc.	1,220	40,711
West BanCorp, Inc.	463	9,635
Western Alliance Bancorp	1,809	118,924
Wintrust Financial Corp.	1,051	85,709
Zions Bancorp NA	2,266	115,249
		25,230,158
Capital markets – 3.3%
Affiliated Managers Group, Inc.	667	74,604
AllianceBernstein Holding LP	1,953	68,472
Ameriprise Financial, Inc.	1,841	463,840
Ares Capital Corp.	8,591	145,016
Ares Management Corp., Class A	4,922	304,918
Artisan Partners Asset Management, Inc., Class A	1,550	41,742
AssetMark Financial Holdings, Inc. (A)	1,278	23,375
Associated Capital Group, Inc., Class A	454	16,689
Bain Capital Specialty Finance, Inc.	1,190	14,280
Barings BDC, Inc.	1,926	15,928
BGC Partners, Inc., Class A	7,348	23,073
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BlackRock Capital Investment Corp.	2,127	$7,211
BlackRock TCP Capital Corp.	1,134	12,395
BlackRock, Inc.	2,545	1,400,463
Blucora, Inc. (A)	1,076	20,810
Bridge Investment Group Holdings, Inc., Class A	1,456	21,112
Capital Southwest Corp.	445	7,538
Carlyle Secured Lending, Inc.	1,406	16,085
Cboe Global Markets, Inc.	1,864	218,778
CME Group, Inc.	6,071	1,075,356
Cohen & Steers, Inc.	930	58,246
Coinbase Global, Inc., Class A (A)(B)	3,735	240,870
Cowen, Inc., Class A	420	16,229
Diamond Hill Investment Group, Inc.	83	13,695
Donnelley Financial Solutions, Inc. (A)	686	25,361
Ellington Financial, Inc.	880	10,006
Evercore, Inc., Class A	743	61,112
FactSet Research Systems, Inc.	621	248,468
Federated Hermes, Inc.	1,842	61,007
Fidus Investment Corp.	605	10,394
Focus Financial Partners, Inc., Class A (A)	1,365	43,011
Franklin Resources, Inc.	8,721	187,676
FS KKR Capital Corp.	3,921	66,461
GAMCO Investors, Inc., Class A	443	7,553
Gladstone Capital Corp.	801	6,800
Gladstone Investment Corp.	797	9,644
Goldman Sachs BDC, Inc.	967	13,973
Golub Capital BDC, Inc.	1,363	16,888
Hamilton Lane, Inc., Class A	1,002	59,729
Hercules Capital, Inc.	2,271	26,298
Houlihan Lokey, Inc.	1,199	90,381
Interactive Brokers Group, Inc., Class A	1,612	103,023
Intercontinental Exchange, Inc.	9,410	850,194
Invesco, Ltd.	8,234	112,806
Jefferies Financial Group, Inc.	3,974	117,233
KKR & Company, Inc.	14,591	627,413
Lazard, Ltd., Class A	2,033	64,710
LPL Financial Holdings, Inc.	1,359	296,914
Main Street Capital Corp.	1,316	44,270
MarketAxess Holdings, Inc.	665	147,956
MarketWise, Inc. (A)	5,323	12,136
MidCap Financial Investment Corp.	1,528	15,616
Moelis & Company, Class A	1,258	42,533
Monroe Capital Corp.	561	4,062
Moody's Corp.	3,080	748,779
Morgan Stanley	29,390	2,322,104
Morningstar, Inc.	721	153,083
MSCI, Inc.	1,356	571,947
Nasdaq, Inc.	8,282	469,424
New Mountain Finance Corp.	2,060	23,752
Newtek Business Services Corp.	477	7,785
Northern Trust Corp.	3,051	261,044
Oaktree Specialty Lending Corp.	2,519	15,114
Open Lending Corp., Class A (A)	2,053	16,506
Oppenheimer Holdings, Inc., Class A	169	5,236
Owl Rock Capital Corp.	4,673	48,459
Oxford Square Capital Corp.	1,411	4,247
P10, Inc., Class A	510	5,365
P10, Inc., Class B	665	6,996
PennantPark Floating Rate Capital, Ltd.	874	8,390
PennantPark Investment Corp.	1,841	10,052
Perella Weinberg Partners	815	5,159
Piper Sandler Companies	319	33,412
Portman Ridge Finance Corp.	340	7,140

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Prospect Capital Corp. (B)	8,135	$50,437
Pzena Investment Management, Inc., Class A	1,693	16,050
Raymond James Financial, Inc.	3,641	359,804
Robinhood Markets, Inc., Class A (A)(B)	14,944	150,934
S&P Global, Inc.	5,193	1,585,683
Sculptor Capital Management, Inc.	1,110	9,812
SEI Investments Company	2,354	115,464
Sixth Street Specialty Lending, Inc.	1,483	24,232
SLR Investment Corp.	1,171	14,427
State Street Corp.	6,212	377,752
Stellus Capital Investment Corp.	500	5,965
StepStone Group, Inc., Class A	1,560	38,236
Stifel Financial Corp.	1,899	98,577
StoneX Group, Inc. (A)	429	35,581
T. Rowe Price Group, Inc.	3,899	409,434
The Bank of New York Mellon Corp.	13,532	521,253
The Blackstone Group, Inc.	11,848	991,678
The Carlyle Group, Inc.	6,273	162,094
The Charles Schwab Corp.	30,635	2,201,737
The Goldman Sachs Group, Inc.	5,702	1,670,971
TPG, Inc.	1,527	42,512
Tradeweb Markets, Inc., Class A	4,071	229,686
TriplePoint Venture Growth BDC Corp.	568	6,168
Victory Capital Holdings, Inc., Class A	1,360	31,702
Virtu Financial, Inc., Class A	3,193	66,319
Virtus Investment Partners, Inc.	128	20,419
WhiteHorse Finance, Inc.	557	6,183
WisdomTree Investments, Inc.	3,365	15,748
		21,667,205
Consumer finance – 0.6%
Ally Financial, Inc.	5,433	151,200
American Express Company	12,619	1,702,429
Atlanticus Holdings Corp. (A)	243	6,374
Bread Financial Holdings, Inc.	803	25,254
Capital One Financial Corp.	6,480	597,262
Credit Acceptance Corp. (A)	230	100,740
Curo Group Holdings Corp.	881	3,533
Discover Financial Services	4,701	427,415
Elevate Credit, Inc. (A)	1,491	1,640
Encore Capital Group, Inc. (A)	502	22,831
Enova International, Inc. (A)	722	21,133
EZCORP, Inc., Class A (A)	1,448	11,164
FirstCash Holdings, Inc.	795	58,313
Green Dot Corp., Class A (A)	1,032	19,587
LendingTree, Inc. (A)	258	6,156
Moneylion, Inc. (A)	3,076	2,746
Navient Corp.	2,559	37,592
Nelnet, Inc., Class A	367	29,063
NerdWallet, Inc., Class A (A)	271	2,404
OneMain Holdings, Inc.	2,193	64,737
Oportun Financial Corp. (A)	399	1,744
OppFi, Inc. (A)	1,374	3,160
PRA Group, Inc. (A)	907	29,804
PROG Holdings, Inc. (A)	1,189	17,811
Regional Management Corp.	233	6,533
SLM Corp.	4,663	65,235
Sunlight Financial Holdings, Inc. (A)(B)	1,462	1,813
Synchrony Financial	8,464	238,600
Upstart Holdings, Inc. (A)(B)	1,379	28,669
World Acceptance Corp. (A)	133	12,877
		3,697,819
Diversified financial services – 1.6%
Acacia Research Corp. (A)	1,357	5,482
Apollo Global Management, Inc.	8,044	374,046
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class A (A)	10	$4,064,700
Berkshire Hathaway, Inc., Class B (A)	21,745	5,806,350
Equitable Holdings, Inc.	6,466	170,379
Jackson Financial, Inc., Class A	1,303	36,158
Voya Financial, Inc.	1,720	104,060
		10,561,175
Insurance – 1.9%
Aflac, Inc.	10,648	598,418
Alleghany Corp. (A)	196	164,517
American Equity Investment Life Holding Company	1,171	43,667
American Financial Group, Inc.	1,397	171,733
American International Group, Inc.	13,399	636,185
AMERISAFE, Inc.	412	19,253
Arch Capital Group, Ltd. (A)	6,202	282,439
Argo Group International Holdings, Ltd.	742	14,291
Arthur J. Gallagher & Company	3,560	609,543
Assurant, Inc.	912	132,486
Assured Guaranty, Ltd.	1,260	61,047
Axis Capital Holdings, Ltd.	1,624	79,820
Bright Health Group, Inc. (A)	10,245	10,757
Brighthouse Financial, Inc. (A)	1,236	53,667
Brown & Brown, Inc.	4,895	296,050
BRP Group, Inc., Class A (A)	1,594	42,002
Cincinnati Financial Corp.	2,737	245,153
Citizens, Inc. (A)	1,370	4,576
CNA Financial Corp.	4,636	171,068
CNO Financial Group, Inc.	2,410	43,308
Crawford & Company, Class B	1,283	6,736
Donegal Group, Inc., Class A	786	10,603
eHealth, Inc. (A)	490	1,916
Employers Holdings, Inc.	692	23,867
Enstar Group, Ltd. (A)	196	33,240
Erie Indemnity Company, Class A	826	183,628
Everest Re Group, Ltd.	580	152,215
Fidelity National Financial, Inc.	4,829	174,810
First American Financial Corp.	1,867	86,069
Genworth Financial, Inc., Class A (A)	7,491	26,219
Globe Life, Inc.	1,425	142,073
Goosehead Insurance, Inc., Class A (A)	660	23,522
Hagerty, Inc., Class A (A)	2,744	24,669
HCI Group, Inc.	170	6,664
Heritage Insurance Holdings, Inc.	734	1,659
Hippo Holdings, Inc. (A)	325	6,017
Horace Mann Educators Corp.	900	31,761
Investors Title Company	50	7,050
Kemper Corp.	1,246	51,410
Kinsale Capital Group, Inc.	439	112,129
Lemonade, Inc. (A)(B)	1,078	22,832
Lincoln National Corp.	3,004	131,906
Loews Corp.	4,170	207,833
Markel Corp. (A)	208	225,518
Marsh & McLennan Companies, Inc.	8,403	1,254,484
MBIA, Inc. (A)	1,204	11,077
Mercury General Corp.	1,045	29,699
MetLife, Inc.	13,553	823,751
National Western Life Group, Inc., Class A	35	5,978
NI Holdings, Inc. (A)	641	8,564
Old Republic International Corp.	5,164	108,083
Oscar Health, Inc., Class A (A)	3,277	16,352
Palomar Holdings, Inc. (A)	514	43,032
Primerica, Inc.	672	82,958
Principal Financial Group, Inc.	4,222	304,617
ProAssurance Corp.	1,182	23,061

289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	6,280	$538,698
Reinsurance Group of America, Inc.	1,159	145,814
RenaissanceRe Holdings, Ltd.	725	101,783
RLI Corp.	831	85,078
Root, Inc., Class A (A)	229	1,805
Ryan Specialty Holdings, Inc. (A)	4,244	172,391
Safety Insurance Group, Inc.	334	27,241
Selective Insurance Group, Inc.	1,079	87,831
Selectquote, Inc. (A)	2,662	1,943
Stewart Information Services Corp.	487	21,253
The Allstate Corp.	4,552	566,861
The Hanover Insurance Group, Inc.	581	74,449
The Hartford Financial Services Group, Inc.	5,233	324,132
The Progressive Corp.	9,834	1,142,809
The Travelers Companies, Inc.	3,981	609,889
Trean Insurance Group, Inc. (A)	448	1,523
Trupanion, Inc. (A)	731	43,443
United Fire Group, Inc.	546	15,687
Universal Insurance Holdings, Inc.	656	6,462
Unum Group	3,143	121,948
W.R. Berkley Corp.	4,459	287,962
White Mountains Insurance Group, Ltd.	18	23,454
		12,488,438
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	6,319	53,206
Angel Oak Mortgage, Inc.	54	647
Annaly Capital Management, Inc.	5,326	91,398
Apollo Commercial Real Estate Finance, Inc.	3,205	26,602
Arbor Realty Trust, Inc.	2,208	25,392
Ares Commercial Real Estate Corp.	789	8,245
ARMOUR Residential REIT, Inc.	1,413	6,881
Blackstone Mortgage Trust, Inc., Class A	2,768	64,605
BrightSpire Capital, Inc.	2,808	17,718
Broadmark Realty Capital, Inc.	2,185	11,165
Chimera Investment Corp.	3,772	19,690
Dynex Capital, Inc.	611	7,118
Ellington Residential Mortgage REIT	471	2,906
Franklin BSP Realty Trust, Inc.	474	5,105
Granite Point Mortgage Trust, Inc.	1,105	7,116
Great Ajax Corp.	553	4,153
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	41,962
Invesco Mortgage Capital, Inc.	330	3,663
KKR Real Estate Finance Trust, Inc.	1,084	17,615
Ladder Capital Corp.	2,535	22,714
MFA Financial, Inc.	2,272	17,676
New York Mortgage Trust, Inc.	5,225	12,227
Orchid Island Capital, Inc.	231	1,894
PennyMac Mortgage Investment Trust	1,761	20,745
Ready Capital Corp.	1,430	14,500
Redwood Trust, Inc.	2,127	12,209
Rithm Capital Corp.	8,506	62,264
Starwood Property Trust, Inc.	5,131	93,487
TPG RE Finance Trust, Inc.	1,656	11,592
Two Harbors Investment Corp.	5,815	19,306
		703,801
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	1,145	39,193
Bridgewater Bancshares, Inc. (A)	655	10,788
Capitol Federal Financial, Inc.	1,954	16,218
Columbia Financial, Inc. (A)	1,970	41,626
Enact Holdings, Inc.	1,803	39,973
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	191	$18,936
Federal Home Loan Mortgage Corp. (A)	12,537	6,566
Federal National Mortgage Association (A)	21,500	11,176
Flagstar Bancorp, Inc.	306	10,220
Home Bancorp, Inc.	185	7,213
Home Point Capital, Inc.	1,484	2,285
Kearny Financial Corp.	2,110	22,408
Luther Burbank Corp.	1,316	15,292
Merchants Bancorp	927	21,386
MGIC Investment Corp.	5,610	71,920
New York Community Bancorp, Inc.	6,179	52,707
NMI Holdings, Inc., Class A (A)	1,463	29,801
Northfield Bancorp, Inc.	1,247	17,845
Ocwen Financial Corp. (A)	244	5,678
PennyMac Financial Services, Inc.	824	35,350
Ponce Financial Group, Inc. (A)	711	6,513
Provident Bancorp, Inc.	677	9,688
Provident Financial Services, Inc.	1,019	19,871
Radian Group, Inc.	3,097	59,741
Rocket Companies, Inc., Class A (B)	1,960	12,387
Southern Missouri Bancorp, Inc.	216	11,022
Sterling Bancorp, Inc. (A)	1,248	7,525
Territorial Bancorp, Inc.	238	4,413
TFS Financial Corp.	3,937	51,181
Timberland Bancorp, Inc.	255	7,051
TrustCo Bank Corp. NY	512	16,087
Velocity Financial, Inc. (A)	372	4,032
Walker & Dunlop, Inc.	597	49,987
Western New England Bancorp, Inc.	789	6,415
WSFS Financial Corp.	1,244	57,796
		800,290
		75,148,886
Health care – 14.0%
Biotechnology – 2.7%
2seventy bio, Inc. (A)	390	5,675
4D Molecular Therapeutics, Inc. (A)	496	3,988
89bio, Inc. (A)	819	4,742
Aadi Bioscience, Inc. (A)	394	5,567
AbbVie, Inc.	29,535	3,963,892
Abeona Therapeutics, Inc. (A)	280	851
ACADIA Pharmaceuticals, Inc. (A)	3,016	49,342
Achieve Life Sciences, Inc. (A)	143	472
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acumen Pharmaceuticals, Inc. (A)	542	5,436
Adicet Bio, Inc. (A)	572	8,134
Aduro Biotech, Inc. (A)(C)	312	480
Adverum Biotechnologies, Inc. (A)	3,267	3,104
Aerovate Therapeutics, Inc. (A)	373	6,184
Agenus, Inc. (A)	4,171	8,551
Agios Pharmaceuticals, Inc. (A)	1,160	32,805
AIkido Pharma, Inc. (A)	196	1,341
Akero Therapeutics, Inc. (A)	639	21,758
Akouos, Inc. (A)	504	3,407
Alaunos Therapeutics, Inc. (A)	2,828	4,864
Albireo Pharma, Inc. (A)	301	5,827
Aldeyra Therapeutics, Inc. (A)	1,796	9,591
Alector, Inc. (A)	1,508	14,266
Aligos Therapeutics, Inc. (A)	2,014	2,215
Alkermes PLC (A)	3,013	67,280
Allakos, Inc. (A)	1,058	6,475
Allarity Therapeutics, Inc. (A)	714	785
Allogene Therapeutics, Inc. (A)	2,589	27,961
Allovir, Inc. (A)	1,297	10,233

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (A)	2,071	$414,531
Alpine Immune Sciences, Inc. (A)	365	2,628
Altimmune, Inc. (A)	636	8,122
ALX Oncology Holdings, Inc. (A)	659	6,307
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	8,866	1,998,396
Amicus Therapeutics, Inc. (A)	4,973	51,918
AnaptysBio, Inc. (A)	595	15,178
Anika Therapeutics, Inc. (A)	318	7,568
Anixa Biosciences, Inc. (A)	267	1,314
Annexon, Inc. (A)	896	5,537
Annovis Bio, Inc. (A)	176	2,411
Apellis Pharmaceuticals, Inc. (A)	1,496	102,177
Applied Molecular Transport, Inc. (A)	2,113	2,056
Applied Therapeutics, Inc. (A)	1,774	1,650
Aptevo Therapeutics, Inc. (A)	400	1,216
AquaBounty Technologies, Inc. (A)	655	511
Arcellx, Inc. (A)	188	3,529
Arcus Biosciences, Inc. (A)	1,192	31,183
Arcutis Biotherapeutics, Inc. (A)	769	14,696
Aridis Pharmaceuticals, Inc. (A)	495	460
Arrowhead Pharmaceuticals, Inc. (A)	1,889	62,431
Assembly Biosciences, Inc. (A)	358	587
Astria Therapeutics, Inc. (A)	687	6,210
Atara Biotherapeutics, Inc. (A)	2,136	8,074
Atreca, Inc., Class A (A)	1,320	2,072
aTyr Pharma, Inc. (A)	237	711
Aura Biosciences, Inc. (A)	353	6,396
Avalo Therapeutics, Inc. (A)	511	1,697
AVEO Pharmaceuticals, Inc. (A)	932	7,670
Avid Bioservices, Inc. (A)	992	18,967
Avidity Biosciences, Inc. (A)	655	10,696
Axcella Health, Inc. (A)	1,360	2,326
Beam Therapeutics, Inc. (A)	1,141	54,357
BioAtla, Inc. (A)	935	7,200
BioCryst Pharmaceuticals, Inc. (A)	2,966	37,372
Biogen, Inc. (A)	2,430	648,810
Biohaven Pharmaceutical Holding Company, Ltd. (A)	1,214	183,520
BioMarin Pharmaceutical, Inc. (A)	3,127	265,076
Biomea Fusion, Inc. (A)	491	4,802
Bioxcel Therapeutics, Inc. (A)	460	5,437
Black Diamond Therapeutics, Inc. (A)	960	1,622
Bluebird Bio, Inc. (A)	1,170	7,406
Blueprint Medicines Corp. (A)	1,044	68,789
Bolt Biotherapeutics, Inc. (A)	1,138	1,684
Bridgebio Pharma, Inc. (A)	2,737	27,206
C4 Therapeutics, Inc. (A)	755	6,621
Cabaletta Bio, Inc. (A)	1,503	977
Calithera Biosciences, Inc. (A)	171	503
Candel Therapeutics, Inc. (A)	599	1,881
Capricor Therapeutics, Inc. (A)	880	5,280
Cardiff Oncology, Inc. (A)	1,316	2,027
CareDx, Inc. (A)	890	15,148
Caribou Biosciences, Inc. (A)	895	9,442
CASI Pharmaceuticals, Inc. (A)	172	447
Catalyst Biosciences, Inc.	1,309	660
Catalyst Pharmaceuticals, Inc. (A)	2,142	27,482
Celcuity, Inc. (A)	72	723
Celldex Therapeutics, Inc. (A)	768	21,588
Cellectar Biosciences, Inc. (A)	377	1,267
CEL-SCI Corp. (A)(B)	784	2,423
Celularity, Inc. (A)(B)	1,959	4,525
Century Therapeutics, Inc. (A)	839	8,298
Checkpoint Therapeutics, Inc. (A)	2,432	2,529
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ChemoCentryx, Inc. (A)	1,259	$65,040
Chimerix, Inc. (A)	1,055	2,036
Chinook Therapeutics, Inc. (A)	797	15,669
Clovis Oncology, Inc. (A)	3,189	3,795
Codiak Biosciences, Inc. (A)	1,366	1,068
Cogent Biosciences, Inc. (A)	839	12,518
Coherus Biosciences, Inc. (A)	1,434	13,781
Comera Life Sciences Holdings, Inc. (A)	276	444
Concert Pharmaceuticals, Inc. (A)	1,605	10,754
Crinetics Pharmaceuticals, Inc. (A)	678	13,316
CTI BioPharma Corp. (A)	2,424	14,108
Cue Biopharma, Inc. (A)	664	1,481
Cullinan Oncology, Inc. (A)	632	8,102
Cyteir Therapeutics, Inc. (A)	402	772
Cytokinetics, Inc. (A)	1,360	65,892
CytomX Therapeutics, Inc. (A)	1,192	1,728
Day One Biopharmaceuticals, Inc. (A)	960	19,229
Decibel Therapeutics, Inc. (A)	543	1,879
Deciphera Pharmaceuticals, Inc. (A)	1,040	19,240
Denali Therapeutics, Inc. (A)	2,075	63,682
Design Therapeutics, Inc. (A)	812	13,577
Dynavax Technologies Corp. (A)	1,897	19,805
Dyne Therapeutics, Inc. (A)	642	8,153
Eagle Pharmaceuticals, Inc. (A)	282	7,450
Editas Medicine, Inc. (A)	1,143	13,990
Eiger BioPharmaceuticals, Inc. (A)	622	4,684
Eledon Pharmaceuticals, Inc. (A)	957	2,641
Elevation Oncology, Inc. (A)	551	623
Eliem Therapeutics, Inc. (A)	893	2,884
Emergent BioSolutions, Inc. (A)	1,025	21,515
Enanta Pharmaceuticals, Inc. (A)	386	20,022
Entrada Therapeutics, Inc. (A)	489	7,707
EQRx, Inc. (A)	6,419	31,774
Equillium, Inc. (A)	835	1,854
Erasca, Inc. (A)	1,961	15,296
Evelo Biosciences, Inc. (A)	2,584	5,401
Exact Sciences Corp. (A)	3,078	100,004
Exagen, Inc. (A)	108	293
Exelixis, Inc. (A)	5,660	88,749
Fate Therapeutics, Inc. (A)	1,608	36,035
Fennec Pharmaceuticals, Inc. (A)	143	1,158
FibroGen, Inc. (A)	1,854	24,121
Finch Therapeutics Group, Inc. (A)	739	1,234
Flexion Therapeutics, Inc. (A)(C)	867	572
Foghorn Therapeutics, Inc. (A)	592	5,079
Forma Therapeutics Holdings, Inc. (A)	728	14,524
Forte Biosciences, Inc. (A)	1,115	1,193
Frequency Therapeutics, Inc. (A)	965	1,727
F-star Therapeutics, Inc. (A)	714	3,656
G1 Therapeutics, Inc. (A)	777	9,705
Gain Therapeutics, Inc. (A)	90	293
Galectin Therapeutics, Inc. (A)	1,506	2,455
Galera Therapeutics, Inc. (A)	1,618	2,815
Generation Bio Company (A)	1,161	6,165
Genprex, Inc. (A)	381	537
Geron Corp. (A)	4,452	10,418
Gilead Sciences, Inc.	20,900	1,289,321
Global Blood Therapeutics, Inc. (A)	1,168	79,541
Gossamer Bio, Inc. (A)	1,462	17,515
Graphite Bio, Inc. (A)	889	2,818
GreenLight Biosciences Holdings PBC (A)	993	2,304
Greenwich Lifesciences, Inc. (A)	190	1,729
Gritstone bio, Inc. (A)	1,231	3,164
GTX Corp. (A)(C)	38	0

291

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	2,466	$97,506
Harpoon Therapeutics, Inc. (A)	1,277	1,239
Heron Therapeutics, Inc. (A)	1,487	6,275
HilleVax, Inc. (A)	222	3,794
Homology Medicines, Inc. (A)	999	1,608
Hookipa Pharma, Inc. (A)	864	1,158
Horizon Therapeutics PLC (A)	3,931	243,290
Humacyte, Inc. (A)	1,629	5,311
Icosavax, Inc. (A)	626	1,978
Ideaya Biosciences, Inc. (A)	547	8,161
IGM Biosciences, Inc. (A)	619	14,076
Imago Biosciences, Inc. (A)	528	7,946
Immuneering Corp., Class A (A)	361	5,170
Immunic, Inc. (A)	884	2,793
ImmunityBio, Inc. (A)(B)	6,612	32,862
ImmunoGen, Inc. (A)	3,467	16,572
Immunome, Inc. (A)	505	2,242
Immunovant, Inc. (A)	1,756	9,798
Impel Pharmaceuticals, Inc. (A)	519	2,528
Imunon, Inc. (A)	460	773
IN8bio, Inc. (A)	585	1,182
Incyte Corp. (A)	3,755	250,233
Infinity Pharmaceuticals, Inc. (A)	2,257	2,686
Inhibrx, Inc. (A)	678	12,170
Inmune Bio, Inc. (A)	473	2,933
Inovio Pharmaceuticals, Inc. (A)	3,313	5,715
Inozyme Pharma, Inc. (A)	748	2,005
Insmed, Inc. (A)	1,924	41,443
Instil Bio, Inc. (A)	2,107	10,198
Intellia Therapeutics, Inc. (A)	1,264	70,733
Intercept Pharmaceuticals, Inc. (A)	671	9,360
Invivyd, Inc. (A)	1,879	5,881
Ionis Pharmaceuticals, Inc. (A)	2,584	114,290
Ironwood Pharmaceuticals, Inc. (A)	3,112	32,240
iTeos Therapeutics, Inc. (A)	554	10,554
IVERIC bio, Inc. (A)	1,864	33,440
Janux Therapeutics, Inc. (A)	624	8,449
Jasper Therapeutics, Inc. (A)	1,150	907
Jounce Therapeutics, Inc. (A)	954	2,232
KalVista Pharmaceuticals, Inc. (A)	368	5,340
Karuna Therapeutics, Inc. (A)	532	119,663
Keros Therapeutics, Inc. (A)	375	14,108
Kezar Life Sciences, Inc. (A)	542	4,667
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	14,175
Kinnate Biopharma, Inc. (A)	602	7,194
Kodiak Sciences, Inc. (A)	899	6,958
Kronos Bio, Inc. (A)	1,099	3,682
Krystal Biotech, Inc. (A)	389	27,113
Kura Oncology, Inc. (A)	1,043	14,247
Kymera Therapeutics, Inc. (A)	836	18,200
Lantern Pharma, Inc. (A)	174	832
Larimar Therapeutics, Inc. (A)	512	1,638
Leap Therapeutics, Inc. (A)	2,727	2,400
Lexicon Pharmaceuticals, Inc. (A)	2,592	6,221
Ligand Pharmaceuticals, Inc. (A)	309	26,608
Lineage Cell Therapeutics, Inc. (A)	2,770	3,130
Lumos Pharma, Inc. (A)	43	381
Lyell Immunopharma, Inc. (A)	3,921	28,741
MacroGenics, Inc. (A)	1,361	4,709
Madrigal Pharmaceuticals, Inc. (A)	323	20,992
Magenta Therapeutics, Inc. (A)	2,418	3,409
MannKind Corp. (A)	3,858	11,921
Matinas BioPharma Holdings, Inc. (A)	5,353	3,405
MeiraGTx Holdings PLC (A)	698	5,870
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mersana Therapeutics, Inc. (A)	1,335	$9,025
Miragen Therapeutics, Inc. (A)(C)	4,849	0
Mirum Pharmaceuticals, Inc. (A)	659	13,846
Moderna, Inc. (A)	6,685	790,501
Moleculin Biotech, Inc. (A)	1,608	1,704
Monte Rosa Therapeutics, Inc. (A)	877	7,165
Morphic Holding, Inc. (A)	687	19,442
Myriad Genetics, Inc. (A)	1,496	28,544
Natera, Inc. (A)	1,602	70,200
Neurocrine Biosciences, Inc. (A)	1,669	177,264
NextCure, Inc. (A)	542	1,491
Nkarta, Inc. (A)	548	7,212
Northwest Biotherapeutics, Inc. (A)	11,656	8,322
Novavax, Inc. (A)	1,306	23,769
Nurix Therapeutics, Inc. (A)	723	9,421
Nuvalent, Inc., Class A (A)	753	14,638
Ocugen, Inc. (A)	3,119	5,552
Olema Pharmaceuticals, Inc. (A)	673	1,857
Omega Therapeutics, Inc. (A)	866	4,694
Omthera Pharmaceuticals, Inc. (A)(C)	498	0
Organogenesis Holdings, Inc. (A)	2,172	7,037
Orgenesis, Inc. (A)	485	689
ORIC Pharmaceuticals, Inc. (A)	743	2,378
Ovid therapeutics, Inc. (A)	572	1,052
Oyster Point Pharma, Inc. (A)	482	2,709
Pardes Biosciences, Inc. (A)	821	1,519
Passage Bio, Inc. (A)	1,256	1,570
PDL BioPharma, Inc. (A)(C)	1,734	2,393
PDS Biotechnology Corp. (A)	660	1,960
Pieris Pharmaceuticals, Inc. (A)	1,728	1,987
PMV Pharmaceuticals, Inc. (A)	729	8,675
Point Biopharma Global, Inc. (A)	1,417	10,953
Poseida Therapeutics, Inc. (A)	1,586	5,599
Praxis Precision Medicines, Inc. (A)	1,320	2,996
Precigen, Inc. (A)	3,241	6,871
Precision BioSciences, Inc. (A)	1,970	2,561
Prelude Therapeutics, Inc. (A)	793	5,242
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	2,250
Prometheus Biosciences, Inc. (A)	584	34,462
Protagonist Therapeutics, Inc. (A)	791	6,668
Protara Therapeutics, Inc. (A)	372	1,101
PTC Therapeutics, Inc. (A)	1,304	65,461
Puma Biotechnology, Inc. (A)	890	2,109
Pyxis Oncology, Inc. (A)	679	1,338
Quince Therapeutics, Inc. (A)	1,270	1,689
Rallybio Corp. (A)	464	6,714
RAPT Therapeutics, Inc. (A)	483	11,621
Recursion Pharmaceuticals, Inc., Class A (A)	2,835	30,164
Regeneron Pharmaceuticals, Inc. (A)	1,788	1,231,700
REGENXBIO, Inc. (A)	794	20,985
Regulus Therapeutics, Inc. (A)	1,307	2,222
Relay Therapeutics, Inc. (A)	1,768	39,550
Reneo Pharmaceuticals, Inc. (A)	651	2,181
Renovacor, Inc. (A)	158	398
Replimune Group, Inc. (A)	698	12,054
REVOLUTION Medicines, Inc. (A)	1,143	22,540
Rhythm Pharmaceuticals, Inc. (A)	833	20,409
Rigel Pharmaceuticals, Inc. (A)	3,503	4,134
Rocket Pharmaceuticals, Inc. (A)	1,021	16,295
Sage Therapeutics, Inc. (A)	1,099	43,037
Sana Biotechnology, Inc. (A)	3,178	19,068
Sangamo Therapeutics, Inc. (A)	2,664	13,054
Sarepta Therapeutics, Inc. (A)	1,435	158,625
Savara, Inc. (A)	3,273	5,073

292

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scholar Rock Holding Corp. (A)	838	$5,807
Seagen, Inc. (A)	3,124	427,457
Selecta Biosciences, Inc. (A)	1,298	2,129
SELLAS Life Sciences Group, Inc. (A)	418	844
Sensei Biotherapeutics, Inc. (A)	498	772
Senti Biosciences, Inc. (A)	368	799
Seres Therapeutics, Inc. (A)	1,753	11,254
Shattuck Labs, Inc. (A)	733	1,979
Silverback Therapeutics, Inc. (A)	919	4,852
Spectrum Pharmaceuticals, Inc. (A)	2,314	995
SpringWorks Therapeutics, Inc. (A)	861	24,564
Spruce Biosciences, Inc. (A)	1,458	1,997
SQZ Biotechnologies Company (A)	719	1,639
Stoke Therapeutics, Inc. (A)	722	9,270
Surface Oncology, Inc. (A)	1,145	1,191
Sutro Biopharma, Inc. (A)	635	3,524
Syndax Pharmaceuticals, Inc. (A)	646	15,523
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synthetic Biologics, Inc. (A)	2,075	2,046
Talaris Therapeutics, Inc. (A)	937	2,464
Tango Therapeutics, Inc. (A)	1,346	4,873
Taysha Gene Therapies, Inc. (A)	1,015	1,959
TCR2 Therapeutics, Inc. (A)	1,031	1,856
Tempest Therapeutics, Inc. (A)	96	167
Tenaya Therapeutics, Inc. (A)	748	2,169
Tonix Pharmaceuticals Holding Corp. (A)	3,900	2,083
Tracon Pharmaceuticals, Inc. (A)	1,275	2,129
Travere Therapeutics, Inc. (A)	1,004	24,739
TScan Therapeutics, Inc. (A)	684	2,086
Twist Bioscience Corp. (A)	827	29,143
Tyra Biosciences, Inc. (A)	661	5,810
Ultragenyx Pharmaceutical, Inc. (A)	1,226	50,769
United Therapeutics Corp. (A)	746	156,197
UroGen Pharma, Ltd. (A)	495	4,118
Vanda Pharmaceuticals, Inc. (A)	1,167	11,530
Vaxart, Inc. (A)	2,037	4,441
Vaxcyte, Inc. (A)	827	19,848
Vaxxinity, Inc., Class A (A)	2,522	4,994
Vera Therapeutics, Inc. (A)	459	9,781
Veracyte, Inc. (A)	1,119	18,575
Verastem, Inc. (A)	2,859	2,430
Vericel Corp. (A)	881	20,439
Vertex Pharmaceuticals, Inc. (A)	4,280	1,239,231
Verve Therapeutics, Inc. (A)	788	27,068
Vigil Neuroscience, Inc. (A)	587	5,342
Viking Therapeutics, Inc. (A)	1,686	4,586
Vir Biotechnology, Inc. (A)	2,250	43,380
Viracta Therapeutics, Inc. (A)	1,210	5,167
Viridian Therapeutics, Inc. (A)	526	10,788
Virios Therapeutics, Inc. (A)	639	243
Vor BioPharma, Inc. (A)	556	2,213
Voyager Therapeutics, Inc. (A)	1,312	7,767
Werewolf Therapeutics, Inc. (A)	346	1,560
XBiotech, Inc. (A)	761	2,755
Xencor, Inc. (A)	1,123	29,176
Xilio Therapeutics, Inc. (A)	1,088	3,166
XOMA Corp. (A)	228	4,083
Y-mAbs Therapeutics, Inc. (A)	853	12,300
Zentalis Pharmaceuticals, Inc. (A)	734	15,898
		17,511,083
Health care equipment and supplies – 2.2%
Abbott Laboratories	29,216	2,826,940
ABIOMED, Inc. (A)	788	193,580
Accelerate Diagnostics, Inc. (A)	1,152	1,751
Accuray, Inc. (A)	2,141	4,453
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Acutus Medical, Inc. (A)	946	$832
Align Technology, Inc. (A)	1,340	277,527
Alphatec Holdings, Inc. (A)	1,472	12,865
AngioDynamics, Inc. (A)	817	16,716
Apollo Endosurgery, Inc. (A)	285	1,570
Apyx Medical Corp. (A)	740	3,323
Artivion, Inc. (A)	840	11,626
AtriCure, Inc. (A)	851	33,274
Atrion Corp.	38	21,470
Avanos Medical, Inc. (A)	963	20,974
Axogen, Inc. (A)	892	10,633
Axonics, Inc. (A)	681	47,970
Baxter International, Inc.	8,422	453,609
Becton, Dickinson and Company	4,718	1,051,312
BioLife Solutions, Inc. (A)	651	14,810
Bioventus, Inc., Class A (A)	978	6,846
Boston Scientific Corp. (A)	23,877	924,756
Cardiovascular Systems, Inc. (A)	748	10,367
Cerus Corp. (A)	3,177	11,437
Co-Diagnostics, Inc. (A)	301	966
CONMED Corp.	541	43,372
CryoPort, Inc. (A)	806	19,634
Cue Health, Inc. (A)	2,236	6,730
Cutera, Inc. (A)	347	15,823
CVRx, Inc. (A)	171	1,595
CytoSorbents Corp. (A)	847	1,152
Delcath Systems, Inc. (A)	160	512
Dentsply Sirona, Inc.	3,631	102,939
DexCom, Inc. (A)	6,612	532,530
Eargo, Inc. (A)	1,815	1,906
Edwards Lifesciences Corp. (A)	10,478	865,797
Ekso Bionics Holdings, Inc. (A)	534	833
Embecta Corp.	980	28,214
Enovis Corp. (A)	825	38,008
Envista Holdings Corp. (A)	2,826	92,721
enVVeno Medical Corp. (A)	432	2,713
Establishment Labs Holdings, Inc. (A)	465	25,394
Figs, Inc., Class A (A)	2,715	22,399
Glaukos Corp. (A)	856	45,573
Globus Medical, Inc., Class A (A)	1,818	108,298
Haemonetics Corp. (A)	894	66,183
Heska Corp. (A)	175	12,761
Hologic, Inc. (A)	4,025	259,693
Hyperfine, Inc. (A)	1,024	829
ICU Medical, Inc. (A)	382	57,529
IDEXX Laboratories, Inc. (A)	1,413	460,355
Inari Medical, Inc. (A)	835	60,654
Inogen, Inc. (A)	449	10,902
Inspire Medical Systems, Inc. (A)	489	86,734
Insulet Corp. (A)	1,183	271,380
Integer Holdings Corp. (A)	623	38,769
Integra LifeSciences Holdings Corp. (A)	1,456	61,676
Intuitive Surgical, Inc. (A)	6,026	1,129,513
iRadimed Corp.	275	8,267
iRhythm Technologies, Inc. (A)	538	67,401
Lantheus Holdings, Inc. (A)	1,197	84,185
LeMaitre Vascular, Inc.	458	23,211
Lucira Health, Inc. (A)	556	589
Masimo Corp. (A)	961	135,655
Meridian Bioscience, Inc. (A)	942	29,701
Merit Medical Systems, Inc. (A)	1,044	58,996
Mesa Laboratories, Inc.	96	13,520
Microbot Medical, Inc. (A)	440	2,103
Neogen Corp. (A)	1,989	27,786
Neuronetics, Inc. (A)	550	1,749

293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
NeuroPace, Inc. (A)	100	$375
Nevro Corp. (A)	648	30,197
NuVasive, Inc. (A)	954	41,795
Omnicell, Inc. (A)	790	68,754
OraSure Technologies, Inc. (A)	1,505	5,704
Orthofix Medical, Inc. (A)	439	8,389
OrthoPediatrics Corp. (A)	364	16,795
Outset Medical, Inc. (A)	709	11,294
Owlet, Inc. (A)	1,787	1,912
PAVmed, Inc. (A)	1,802	1,550
Penumbra, Inc. (A)	660	125,136
PROCEPT BioRobotics Corp. (A)	603	25,000
Pulmonx Corp. (A)	486	8,097
Pulse Biosciences, Inc. (A)	574	1,320
QuidelOrtho Corp. (A)	1,107	79,128
ResMed, Inc.	2,442	533,089
Retractable Technologies, Inc. (A)	238	471
RxSight, Inc. (A)	159	1,908
SeaSpine Holdings Corp. (A)	591	3,357
Senseonics Holdings, Inc. (A)(B)	7,349	9,701
Shockwave Medical, Inc. (A)	616	171,291
SI-BONE, Inc. (A)	650	11,349
Sight Sciences, Inc. (A)	684	4,343
Silk Road Medical, Inc. (A)	667	30,015
SmileDirectClub, Inc. (A)(B)	7,305	6,614
Sonendo, Inc. (A)	247	264
STAAR Surgical Company (A)	849	59,897
Stereotaxis, Inc. (A)	1,565	2,817
Stryker Corp.	6,304	1,276,812
Surmodics, Inc. (A)	315	9,576
Tactile Systems Technology, Inc. (A)	415	3,233
Tandem Diabetes Care, Inc. (A)	1,121	53,640
Tela Bio, Inc. (A)	31	264
Teleflex, Inc.	788	158,750
The Cooper Companies, Inc.	804	212,176
TransMedics Group, Inc. (A)	477	19,910
Treace Medical Concepts, Inc. (A)	685	15,118
Utah Medical Products, Inc.	94	8,019
Vapotherm, Inc. (A)	424	666
Varex Imaging Corp. (A)	786	16,616
Vicarious Surgical, Inc. (A)	1,697	5,685
Vivani Medical, Inc. (A)	422	962
Zimmer Biomet Holdings, Inc.	3,469	362,684
Zimvie, Inc. (A)	366	3,612
		14,294,176
Health care providers and services – 3.3%
1Life Healthcare, Inc. (A)	2,859	49,032
Acadia Healthcare Company, Inc. (A)	1,593	124,541
Accolade, Inc. (A)	974	11,123
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	306	29,143
agilon health, Inc. (A)	6,679	156,422
AirSculpt Technologies, Inc.	375	2,411
Alignment Healthcare, Inc. (A)	3,052	36,136
Amedisys, Inc. (A)	587	56,816
AmerisourceBergen Corp.	3,439	465,400
AMN Healthcare Services, Inc. (A)	814	86,251
Apollo Medical Holdings, Inc. (A)	958	37,362
Aveanna Healthcare Holdings, Inc. (A)	2,590	3,885
Biodesix, Inc. (A)	1,183	1,502
Brookdale Senior Living, Inc. (A)	3,810	16,269
Cardinal Health, Inc.	4,600	306,728
Castle Biosciences, Inc. (A)	350	9,128
Centene Corp. (A)	9,864	767,518
Chemed Corp.	230	100,409
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cigna Corp.	5,306	$1,472,256
Community Health Systems, Inc. (A)	2,429	5,222
CorVel Corp. (A)	325	44,990
Covetrus, Inc. (A)	2,407	50,258
Cross Country Healthcare, Inc. (A)	752	21,334
CVS Health Corp.	21,867	2,085,456
DaVita, Inc. (A)	1,518	125,645
Elevance Health, Inc.	4,026	1,828,770
Encompass Health Corp.	1,801	81,459
Enhabit, Inc. (A)	900	12,636
Fulgent Genetics, Inc. (A)	470	17,916
Guardant Health, Inc. (A)	1,818	97,863
Hanger, Inc. (A)	810	15,163
HCA Healthcare, Inc.	4,950	909,761
HealthEquity, Inc. (A)	1,482	99,546
Henry Schein, Inc. (A)	2,159	141,997
Humana, Inc.	2,114	1,025,692
InfuSystem Holdings, Inc. (A)	109	762
Innovage Holding Corp. (A)	1,986	11,678
Invitae Corp. (A)	4,121	10,138
Laboratory Corp. of America Holdings	1,543	316,022
LHC Group, Inc. (A)	562	91,977
LifeStance Health Group, Inc. (A)	6,301	41,713
McKesson Corp.	2,405	817,387
ModivCare, Inc. (A)	241	24,023
Molina Healthcare, Inc. (A)	972	320,604
National HealthCare Corp.	341	21,599
National Research Corp.	508	20,218
Oak Street Health, Inc. (A)	4,161	102,028
OPKO Health, Inc. (A)	12,549	23,718
Option Care Health, Inc. (A)	3,251	102,309
Owens & Minor, Inc.	1,368	32,969
Patterson Companies, Inc.	1,751	42,059
Pediatrix Medical Group, Inc. (A)	1,595	26,333
PetIQ, Inc. (A)	575	3,968
Premier, Inc., Class A	1,861	63,162
Privia Health Group, Inc. (A)	1,729	58,890
Progyny, Inc. (A)	1,614	59,815
Quest Diagnostics, Inc.	1,943	238,387
R1 RCM, Inc. (A)	4,729	87,628
RadNet, Inc. (A)	1,011	20,574
Select Medical Holdings Corp.	2,459	54,344
Sema4 Holdings Corp. (A)	4,214	3,698
Signify Health, Inc., Class A (A)	3,684	107,389
Surgery Partners, Inc. (A)	1,393	32,596
Talkspace, Inc. (A)	2,060	2,122
Tenet Healthcare Corp. (A)	1,901	98,054
The Ensign Group, Inc.	1,012	80,454
The Joint Corp. (A)	267	4,195
The Oncology Institute, Inc. (A)	594	2,750
The Pennant Group, Inc. (A)	613	6,381
UnitedHealth Group, Inc.	15,658	7,907,916
Universal Health Services, Inc., Class B	1,248	110,049
US Physical Therapy, Inc.	274	20,829
Vivos Therapeutics, Inc. (A)	1,675	1,089
		21,265,867
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	2,443	37,207
American Well Corp., Class A (A)	4,475	16,065
Better Therapeutics, Inc. (A)	1,171	2,061
Certara, Inc. (A)	2,761	36,666
Change Healthcare, Inc. (A)	4,981	136,928
Computer Programs & Systems, Inc. (A)	332	9,256
Convey Health Solutions Holdings, Inc. (A)	707	7,431

294

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Definitive Healthcare Corp. (A)	2,482	$38,570
Doximity, Inc., Class A (A)(B)	3,282	99,182
Evolent Health, Inc., Class A (A)	1,650	59,285
GoodRx Holdings, Inc., Class A (A)	7,028	32,821
Health Catalyst, Inc. (A)	714	6,926
HealthStream, Inc. (A)	704	14,967
iSpecimen, Inc. (A)	803	1,325
MultiPlan Corp. (A)	10,977	31,394
NextGen Healthcare, Inc. (A)	1,375	24,338
Nutex Health, Inc. (A)	8,116	12,174
Pear Therapeutics, Inc. (A)	2,627	5,359
Phreesia, Inc. (A)	801	20,409
Schrodinger, Inc. (A)	1,147	28,652
Sharecare, Inc. (A)	5,224	9,926
Simulations Plus, Inc.	395	19,173
Tabula Rasa HealthCare, Inc. (A)	474	2,275
Teladoc Health, Inc. (A)	2,766	70,118
Veeva Systems, Inc., Class A (A)	2,607	429,842
		1,152,350
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	1,989	56,647
Absci Corp. (A)	1,492	4,670
Adaptive Biotechnologies Corp. (A)	2,619	18,647
Agilent Technologies, Inc.	5,021	610,303
Alpha Teknova, Inc. (A)	345	1,152
Avantor, Inc. (A)	10,429	204,408
Azenta, Inc.	1,336	57,261
Berkeley Lights, Inc. (A)	1,103	3,155
Bionano Genomics, Inc. (A)	4,957	9,071
Bio-Rad Laboratories, Inc., Class A (A)	498	207,736
Bio-Techne Corp.	661	187,724
Bruker Corp.	2,553	135,462
Charles River Laboratories International, Inc. (A)	886	174,365
Codex DNA, Inc. (A)	789	1,310
Codexis, Inc. (A)	1,214	7,357
Cytek Biosciences, Inc. (A)	1,914	28,174
Danaher Corp.	12,109	3,127,634
ICON PLC (A)	19	3,492
Illumina, Inc. (A)	2,602	496,436
Inotiv, Inc. (A)	218	3,673
IQVIA Holdings, Inc. (A)	3,171	574,395
IsoPlexis Corp. (A)	921	1,584
Maravai LifeSciences Holdings, Inc., Class A (A)	4,572	116,723
Medpace Holdings, Inc. (A)	612	96,188
Mettler-Toledo International, Inc. (A)	377	408,713
Miromatrix Medical, Inc. (A)	304	1,332
NanoString Technologies, Inc. (A)	769	9,820
NeoGenomics, Inc. (A)	2,242	19,304
Pacific Biosciences of California, Inc. (A)	3,737	21,693
PerkinElmer, Inc.	2,124	255,581
Personalis, Inc. (A)	1,303	3,870
Quanterix Corp. (A)	548	6,039
Rapid Micro Biosystems, Inc., Class A (A)	438	1,415
Repligen Corp. (A)	962	180,000
Science 37 Holdings, Inc. (A)	1,340	2,157
Seer, Inc. (A)	912	7,059
Singular Genomics Systems, Inc. (A)	1,117	2,793
SomaLogic, Inc. (A)	2,875	8,338
Sotera Health Company (A)	5,040	34,373
Standard BioTools, Inc. (A)	1,624	1,786
Syneos Health, Inc. (A)	1,834	86,473
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	6,519	$3,306,372
Waters Corp. (A)	990	266,835
West Pharmaceutical Services, Inc.	1,242	305,631
		11,057,151
Pharmaceuticals – 3.9%
Aclaris Therapeutics, Inc. (A)	1,008	15,866
Aerie Pharmaceuticals, Inc. (A)	991	14,994
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	5,989	12,098
Amphastar Pharmaceuticals, Inc. (A)	1,078	30,292
Amylyx Pharmaceuticals, Inc. (A)	667	18,776
AN2 Therapeutics, Inc. (A)	23	400
Anebulo Pharmaceuticals, Inc. (A)	636	1,781
ANI Pharmaceuticals, Inc. (A)	272	8,742
Aquestive Therapeutics, Inc. (A)	521	610
Arvinas, Inc. (A)	830	36,927
Assertio Holdings, Inc. (A)	333	756
Atea Pharmaceuticals, Inc. (A)	1,534	8,728
Athira Pharma, Inc. (A)	1,364	4,051
Axsome Therapeutics, Inc. (A)	694	30,966
Bristol-Myers Squibb Company	35,727	2,539,832
Cara Therapeutics, Inc. (A)	906	8,480
Cassava Sciences, Inc. (A)(B)	680	28,438
Catalent, Inc. (A)	3,014	218,093
CinCor Pharma, Inc. (A)	342	11,224
Clearside Biomedical, Inc. (A)	745	842
Cognition Therapeutics, Inc. (A)	866	1,645
Collegium Pharmaceutical, Inc. (A)	742	11,887
Corcept Therapeutics, Inc. (A)	2,154	55,229
DICE Therapeutics, Inc. (A)	507	10,282
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Edgewise Therapeutics, Inc. (A)	725	7,134
Elanco Animal Health, Inc. (A)	7,996	99,230
Eli Lilly & Company	15,855	5,126,714
Esperion Therapeutics, Inc. (A)	1,610	10,787
Evolus, Inc. (A)	1,243	10,006
Eyenovia, Inc. (A)	1,231	2,407
EyePoint Pharmaceuticals, Inc. (A)	226	1,788
Fulcrum Therapeutics, Inc. (A)	1,200	9,708
Harmony Biosciences Holdings, Inc. (A)	852	37,735
Harrow Health, Inc. (A)	642	7,749
Ikena Oncology, Inc. (A)	556	1,974
Innoviva, Inc. (A)	1,418	16,463
Intra-Cellular Therapies, Inc. (A)	1,306	60,768
Johnson & Johnson	43,842	7,162,029
Liquidia Corp. (A)	907	4,934
Lyra Therapeutics, Inc. (A)	554	2,776
Marinus Pharmaceuticals, Inc. (A)	654	4,349
Merck & Company, Inc.	42,147	3,629,700
MyMD Pharmaceuticals, Inc. (A)	848	2,213
Nektar Therapeutics (A)	3,478	11,130
NGM Biopharmaceuticals, Inc. (A)	1,448	18,940
Ocular Therapeutix, Inc. (A)	1,256	5,212
Omeros Corp. (A)	1,206	3,799
Onconova Therapeutics, Inc. (A)	1,857	1,636
Optinose, Inc. (A)	2,082	7,620
Oramed Pharmaceuticals, Inc. (A)	522	3,383
Organon & Company	3,968	92,851
Pacira BioSciences, Inc. (A)	844	44,892
Palisade Bio, Inc. (A)(C)	9,919	0
Paratek Pharmaceuticals, Inc. (A)	901	2,316
Pfizer, Inc.	93,569	4,094,579
Phathom Pharmaceuticals, Inc. (A)	484	5,363
Phibro Animal Health Corp., Class A	851	11,310
Pliant Therapeutics, Inc. (A)	598	12,492

295

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (A)	755	$37,622
Prevail Therapeutics, Inc. (A)(C)	788	1,497
Provention Bio, Inc. (A)	1,645	7,403
Rain Therapeutics, Inc. (A)	373	1,820
Rani Therapeutics Holdings, Inc., Class A (A)	789	7,559
Reata Pharmaceuticals, Inc., Class A (A)	634	15,932
Relmada Therapeutics, Inc. (A)	267	9,884
Revance Therapeutics, Inc. (A)	1,139	30,753
Royalty Pharma PLC, Class A	10,181	409,073
RVL Pharmaceuticals PLC (A)	428	899
Satsuma Pharmaceuticals, Inc. (A)	341	2,046
scPharmaceuticals, Inc. (A)	172	1,121
SCYNEXIS, Inc. (A)	751	1,802
SIGA Technologies, Inc.	1,703	17,541
Supernus Pharmaceuticals, Inc. (A)	1,044	35,339
Tarsus Pharmaceuticals, Inc. (A)	267	4,571
Terns Pharmaceuticals, Inc. (A)	403	2,374
TFF Pharmaceuticals, Inc. (A)	273	1,108
TherapeuticsMD, Inc. (A)	165	1,096
Theseus Pharmaceuticals, Inc. (A)	484	2,807
Tilray Brands, Inc. (A)	7,922	21,786
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	11,193
Ventyx Biosciences, Inc. (A)	482	16,827
Verrica Pharmaceuticals, Inc. (A)	866	2,529
Viatris, Inc.	20,546	175,052
Xeris Biopharma Holdings, Inc. (A)	3,057	4,769
Zoetis, Inc.	7,880	1,168,525
Zogenix, Inc. (A)(C)	961	1,922
Zynerba Pharmaceuticals, Inc. (A)	1,108	811
		25,583,180
		90,863,807
Industrials – 8.6%
Aerospace and defense – 1.5%
AAR Corp. (A)	757	27,116
Aerojet Rocketdyne Holdings, Inc. (A)	1,476	59,025
AeroVironment, Inc. (A)	487	40,596
Applied Energetics, Inc. (A)	2,713	6,213
Archer Aviation, Inc., Class A (A)	3,543	9,247
Astra Space, Inc. (A)(B)	4,206	2,570
Astronics Corp. (A)	623	4,897
Axon Enterprise, Inc. (A)	1,184	137,048
BWX Technologies, Inc.	1,584	79,786
Cadre Holdings, Inc.	144	3,465
Curtiss-Wright Corp.	627	87,253
Ducommun, Inc. (A)	268	10,629
General Dynamics Corp.	4,599	975,770
HEICO Corp.	160	23,037
HEICO Corp., Class A	2,143	245,631
Hexcel Corp.	1,553	80,321
Howmet Aerospace, Inc.	7,124	220,345
Huntington Ingalls Industries, Inc.	592	131,128
Kaman Corp.	587	16,395
Kratos Defense & Security Solutions, Inc. (A)	2,288	23,246
L3Harris Technologies, Inc.	3,233	671,914
Lockheed Martin Corp.	4,418	1,706,629
Maxar Technologies, Inc.	1,313	24,579
Mercury Systems, Inc. (A)	1,036	42,062
Momentus, Inc. (A)	826	1,132
Moog, Inc., Class A	670	47,135
National Presto Industries, Inc.	169	10,993
Northrop Grumman Corp.	2,580	1,213,426
Park Aerospace Corp.	561	6,193
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Parsons Corp. (A)	1,809	$70,913
Raytheon Technologies Corp.	24,916	2,039,624
Redwire Corp. (A)	767	1,825
Rocket Lab USA, Inc. (A)	6,412	26,097
Spirit AeroSystems Holdings, Inc., Class A	1,918	42,043
Textron, Inc.	3,615	210,610
The Boeing Company (A)	9,901	1,198,813
TransDigm Group, Inc.	913	479,161
Triumph Group, Inc. (A)	1,030	8,848
V2X, Inc. (A)	260	9,204
Woodward, Inc.	1,078	86,520
		10,081,439
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,293	31,148
Atlas Air Worldwide Holdings, Inc. (A)	418	39,948
CH Robinson Worldwide, Inc.	2,085	200,806
Expeditors International of Washington, Inc.	2,730	241,086
FedEx Corp.	4,318	641,093
Forward Air Corp.	511	46,123
GXO Logistics, Inc. (A)	1,949	68,332
Hub Group, Inc., Class A (A)	546	37,663
United Parcel Service, Inc., Class B	12,419	2,006,165
		3,312,364
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,141	83,820
Allegiant Travel Company (A)	324	23,646
American Airlines Group, Inc. (A)(B)	11,117	133,849
Delta Air Lines, Inc. (A)	10,691	299,989
Frontier Group Holdings, Inc. (A)	3,244	31,467
Hawaiian Holdings, Inc. (A)	993	13,058
JetBlue Airways Corp. (A)	6,077	40,291
Joby Aviation, Inc. (A)(B)	10,208	44,201
Mesa Air Group, Inc. (A)	734	1,211
SkyWest, Inc. (A)	1,002	16,293
Southwest Airlines Company (A)	9,973	307,567
Spirit Airlines, Inc.	1,541	29,002
Sun Country Airlines Holdings, Inc. (A)	623	8,479
United Airlines Holdings, Inc. (A)	5,481	178,297
Wheels Up Experience, Inc. (A)	3,103	3,568
		1,214,738
Building products – 0.5%
A.O. Smith Corp.	2,744	133,304
AAON, Inc.	991	53,395
Advanced Drainage Systems, Inc.	1,296	161,184
American Woodmark Corp. (A)	357	15,658
Apogee Enterprises, Inc.	557	21,289
Armstrong World Industries, Inc.	847	67,108
Builders FirstSource, Inc. (A)	2,935	172,930
Carlisle Companies, Inc.	734	205,821
Carrier Global Corp.	14,254	506,872
CSW Industrials, Inc.	335	40,133
Fortune Brands Home & Security, Inc.	2,215	118,923
Gibraltar Industries, Inc. (A)	643	26,318
Griffon Corp.	1,054	31,114
Hayward Holdings, Inc. (A)	3,667	32,526
Insteel Industries, Inc.	400	10,612
JELD-WEN Holding, Inc. (A)	1,838	16,083
Johnson Controls International PLC	11,633	572,576
Lennox International, Inc.	599	133,379
Masco Corp.	3,871	180,737
Owens Corning	1,618	127,191
PGT Innovations, Inc. (A)	1,295	27,143

296

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Quanex Building Products Corp.	554	$10,061
Resideo Technologies, Inc. (A)	2,640	50,318
Simpson Manufacturing Company, Inc.	736	57,702
The AZEK Company, Inc. (A)	2,505	41,633
Trex Company, Inc. (A)	2,066	90,780
UFP Industries, Inc.	1,020	73,603
Zurn Elkay Water Solutions Corp.	2,268	55,566
		3,033,959
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,188	45,417
ACCO Brands Corp.	2,109	10,334
ACV Auctions, Inc., Class A (A)	2,502	17,989
Aurora Innovation, Inc. (A)	17,214	38,043
Brady Corp., Class A	832	34,719
BrightView Holdings, Inc. (A)	2,167	17,206
Casella Waste Systems, Inc., Class A (A)	925	70,661
CECO Environmental Corp. (A)	931	8,239
Charah Solutions, Inc. (A)	247	452
Cintas Corp.	1,692	656,817
Civeo Corp. (A)	76	1,910
Clean Harbors, Inc. (A)	942	103,601
Copart, Inc. (A)	3,963	421,663
CoreCivic, Inc. (A)	2,321	20,518
Deluxe Corp.	840	13,986
Driven Brands Holdings, Inc. (A)	2,702	75,602
Ennis, Inc.	556	11,192
Harsco Corp. (A)	1,705	6,377
Healthcare Services Group, Inc.	1,493	18,050
Heritage-Crystal Clean, Inc. (A)	532	15,731
HNI Corp.	862	22,852
IAA, Inc. (A)	2,340	74,529
Interface, Inc.	1,167	10,491
KAR Auction Services, Inc. (A)	2,327	25,993
Kimball International, Inc., Class B	828	5,208
Matthews International Corp., Class A	680	15,239
MillerKnoll, Inc.	1,430	22,308
Montrose Environmental Group, Inc. (A)	443	14,907
MSA Safety, Inc.	654	71,469
NL Industries, Inc.	1,334	10,312
Performant Financial Corp. (A)	374	692
Pitney Bowes, Inc.	3,538	8,244
Quad/Graphics, Inc. (A)	1,350	3,456
Republic Services, Inc.	5,163	702,375
Rollins, Inc.	8,322	288,607
SP Plus Corp. (A)	517	16,192
Steelcase, Inc., Class A	2,379	15,511
Stericycle, Inc. (A)	1,729	72,808
Tetra Tech, Inc.	912	117,219
The Brink's Company	847	41,029
The GEO Group, Inc. (A)	2,079	16,008
UniFirst Corp.	321	54,002
Viad Corp. (A)	446	14,085
VSE Corp.	270	9,558
Waste Management, Inc.	6,843	1,096,317
		4,317,918
Construction and engineering – 0.2%
AECOM	2,356	161,080
Ameresco, Inc., Class A (A)	941	62,558
Arcosa, Inc.	870	49,747
Argan, Inc.	361	11,613
Comfort Systems USA, Inc.	664	64,627
Construction Partners, Inc., Class A (A)	1,071	28,092
Dycom Industries, Inc. (A)	550	52,542
EMCOR Group, Inc.	840	97,003
Fluor Corp. (A)	2,601	64,739
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Granite Construction, Inc.	919	$23,333
Great Lakes Dredge & Dock Corp. (A)	1,462	11,082
IES Holdings, Inc. (A)	478	13,202
Infrastructure and Energy Alternatives, Inc. (A)	472	6,391
Innovate Corp. (A)	406	284
MasTec, Inc. (A)	1,313	83,376
Matrix Service Company (A)	663	2,745
MDU Resources Group, Inc.	3,464	94,740
MYR Group, Inc. (A)	327	27,707
Northwest Pipe Company (A)	252	7,081
Orion Group Holdings, Inc. (A)	985	2,600
Primoris Services Corp.	1,046	16,998
Quanta Services, Inc.	2,418	308,029
Sterling Infrastructure, Inc. (A)	650	13,956
Tutor Perini Corp. (A)	1,152	6,359
Valmont Industries, Inc.	334	89,719
WillScot Mobile Mini Holdings Corp. (A)	4,069	164,103
		1,463,706
Electrical equipment – 0.6%
Acuity Brands, Inc.	573	90,230
Allied Motion Technologies, Inc.	333	9,530
American Superconductor Corp. (A)	626	2,742
AMETEK, Inc.	3,775	428,123
Array Technologies, Inc. (A)	2,316	38,399
Atkore, Inc. (A)	730	56,801
AZZ, Inc.	556	20,300
Babcock & Wilcox Enterprises, Inc. (A)	1,048	6,686
Blink Charging Company (A)(B)	696	12,333
Bloom Energy Corp., Class A (A)	2,966	59,290
Capstone Green Energy Corp. (A)	503	890
ChargePoint Holdings, Inc. (A)(B)	5,450	80,442
Eaton Corp. PLC	6,638	885,244
Emerson Electric Company	9,961	729,344
Encore Wire Corp.	341	39,399
Energous Corp. (A)	2,892	2,979
Energy Vault Holdings, Inc. (A)	24	127
EnerSys	802	46,652
Enovix Corp. (A)	2,439	44,719
ESS Tech, Inc. (A)	331	1,354
Fluence Energy, Inc. (A)	1,929	28,144
FTC Solar, Inc. (A)	1,092	3,232
FuelCell Energy, Inc. (A)	6,301	21,486
Generac Holdings, Inc. (A)	1,079	192,213
GrafTech International, Ltd.	4,159	17,925
Hubbell, Inc.	888	198,024
NuScale Power Corp. (A)	2,240	26,163
nVent Electric PLC	2,941	92,965
Orion Energy Systems, Inc. (A)	915	1,427
Plug Power, Inc. (A)	10,023	210,583
Powell Industries, Inc.	287	6,050
Preformed Line Products Company	126	8,965
Regal Rexnord Corp.	1,144	160,572
Rockwell Automation, Inc.	1,955	420,540
SES AI Corp. (A)	539	2,630
Shoals Technologies Group, Inc., Class A (A)	2,743	59,112
SunPower Corp. (A)	3,113	71,724
Sunrun, Inc. (A)	3,673	101,338
Sunworks, Inc. (A)	718	2,003
Thermon Group Holdings, Inc. (A)	751	11,573
TPI Composites, Inc. (A)	773	8,719

297

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	789	$46,661
		4,247,633
Industrial conglomerates – 0.7%
3M Company	9,442	1,043,341
General Electric Company	18,453	1,142,425
Honeywell International, Inc.	11,338	1,893,106
Icahn Enterprises LP	4,276	212,389
		4,291,261
Machinery – 1.7%
AGCO Corp.	1,208	116,173
Alamo Group, Inc.	239	29,223
Albany International Corp., Class A	541	42,647
Allison Transmission Holdings, Inc.	1,224	41,322
Altra Industrial Motion Corp.	1,239	41,655
Astec Industries, Inc.	493	15,377
Barnes Group, Inc.	1,066	30,786
Berkshire Grey, Inc. (A)	3,321	5,646
Caterpillar, Inc.	8,896	1,459,656
Chart Industries, Inc. (A)	647	119,274
CIRCOR International, Inc. (A)	461	7,602
Columbus McKinnon Corp.	532	13,917
Commercial Vehicle Group, Inc. (A)	856	3,852
Crane Holdings Company	950	83,163
Cummins, Inc.	2,294	466,852
Deere & Company	5,137	1,715,193
Donaldson Company, Inc.	2,008	98,412
Douglas Dynamics, Inc.	435	12,189
Dover Corp.	2,215	258,225
Energy Recovery, Inc. (A)	1,211	26,327
Enerpac Tool Group Corp.	1,293	23,054
EnPro Industries, Inc.	426	36,201
Esab Corp.	825	27,522
ESCO Technologies, Inc.	519	38,115
Evoqua Water Technologies Corp. (A)	2,177	71,993
Federal Signal Corp.	1,100	41,052
Flowserve Corp.	2,471	60,045
Fortive Corp.	5,976	348,401
Franklin Electric Company, Inc.	831	67,901
Gates Industrial Corp. PLC (A)	5,423	52,928
Gencor Industries, Inc. (A)	428	3,856
Graco, Inc.	2,945	176,553
Graham Corp.	310	2,725
Helios Technologies, Inc.	627	31,726
Hillenbrand, Inc.	1,455	53,428
Hillman Solutions Corp. (A)	2,499	18,842
Hurco Companies, Inc.	183	4,114
Hydrofarm Holdings Group, Inc. (A)	570	1,106
Hyster-Yale Materials Handling, Inc.	296	6,367
Hyzon Motors, Inc. (A)(B)	3,912	6,650
IDEX Corp.	1,049	209,643
Illinois Tool Works, Inc.	5,137	927,999
Ingersoll Rand, Inc.	7,162	309,828
ITT, Inc.	1,450	94,743
John Bean Technologies Corp.	595	51,170
Kadant, Inc.	213	35,531
Kennametal, Inc.	1,628	33,504
LB Foster Company, Class A (A)	298	2,908
Lincoln Electric Holdings, Inc.	847	106,485
Lindsay Corp.	215	30,805
Markforged Holding Corp. (A)	2,754	5,453
Mayville Engineering Company, Inc. (A)	522	3,398
Microvast Holdings, Inc. (A)	5,831	10,554
Miller Industries, Inc.	293	6,238
Mueller Industries, Inc.	805	47,849
Mueller Water Products, Inc., Class A	3,308	33,973
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Nikola Corp. (A)(B)	6,833	$24,052
NN, Inc. (A)	766	1,310
Nordson Corp.	841	178,519
Omega Flex, Inc.	223	20,654
Oshkosh Corp.	1,051	73,875
Otis Worldwide Corp.	7,041	449,216
PACCAR, Inc.	5,694	476,531
Parker-Hannifin Corp.	2,128	515,636
Park-Ohio Holdings Corp.	316	3,574
Proto Labs, Inc. (A)	533	19,417
RBC Bearings, Inc. (A)	514	106,814
REV Group, Inc.	1,210	13,346
Sarcos Technology and Robotics Corp. (A)	1,472	3,268
Snap-on, Inc.	835	168,127
SPX Technologies, Inc. (A)	887	48,980
Standex International Corp.	280	22,862
Stanley Black & Decker, Inc.	2,596	195,245
Tennant Company	380	21,493
Terex Corp.	1,289	38,335
The Eastern Company	202	3,505
The Gorman-Rupp Company	603	14,345
The Greenbrier Companies, Inc.	586	14,222
The Manitowoc Company, Inc. (A)	748	5,797
The Middleby Corp. (A)	945	121,121
The Shyft Group, Inc.	699	14,281
The Timken Company	1,384	81,711
The Toro Company	1,675	144,854
Titan International, Inc. (A)	1,489	18,076
Trinity Industries, Inc.	1,797	38,366
Velo3D, Inc. (A)	2,050	8,077
Wabash National Corp.	1,110	17,272
Wabtec Corp.	3,138	255,276
Watts Water Technologies, Inc., Class A	551	69,277
Xos, Inc. (A)	2,320	2,784
Xylem, Inc.	3,093	270,204
		11,030,573
Marine – 0.0%
Eagle Bulk Shipping, Inc.	275	11,875
Kirby Corp. (A)	1,155	70,189
Matson, Inc.	636	39,127
		121,191
Professional services – 0.6%
Alight, Inc., Class A (A)	6,833	50,086
ASGN, Inc. (A)	891	80,520
Barrett Business Services, Inc.	173	13,494
BlackSky Technology, Inc. (A)	1,388	2,082
Booz Allen Hamilton Holding Corp.	2,167	200,122
CACI International, Inc., Class A (A)	328	85,628
CBIZ, Inc. (A)	1,073	45,903
CoStar Group, Inc. (A)	6,734	469,023
CRA International, Inc.	162	14,376
Dun & Bradstreet Holdings, Inc.	7,238	89,679
Equifax, Inc.	2,051	351,603
Exponent, Inc.	909	79,692
First Advantage Corp. (A)	2,261	29,009
Forrester Research, Inc. (A)	420	15,124
Franklin Covey Company (A)	312	14,162
FTI Consulting, Inc. (A)	466	77,221
Heidrick & Struggles International, Inc.	421	10,942
Huron Consulting Group, Inc. (A)	436	28,885
ICF International, Inc.	377	41,101
Insperity, Inc.	673	68,707
Jacobs Solutions, Inc.	2,106	228,480
KBR, Inc.	2,454	106,062

298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kelly Services, Inc., Class A	813	$11,049
Kforce, Inc.	412	24,164
Korn Ferry	976	45,823
Legalzoom.com, Inc. (A)	3,194	27,373
Leidos Holdings, Inc.	2,233	195,321
ManpowerGroup, Inc.	920	59,515
Mistras Group, Inc. (A)	754	3,363
Nielsen Holdings PLC	6,106	169,258
Planet Labs PBC (A)	1,753	9,519
Red Violet, Inc. (A)	54	935
Resources Connection, Inc.	781	14,113
Robert Half International, Inc.	1,878	143,667
Science Applications International Corp.	855	75,608
Spire Global, Inc. (A)	2,065	2,230
Sterling Check Corp. (A)	1,453	25,631
TransUnion	3,258	193,818
TriNet Group, Inc. (A)	1,038	73,926
TrueBlue, Inc. (A)	739	14,100
Upwork, Inc. (A)	2,277	31,013
Verisk Analytics, Inc.	2,647	451,393
Willdan Group, Inc. (A)	264	3,910
		3,677,630
Road and rail – 1.0%
AMERCO	307	156,331
ArcBest Corp.	474	34,474
Avis Budget Group, Inc. (A)	817	121,292
Canadian Pacific Railway, Ltd.	309	20,616
Covenant Logistics Group, Inc.	436	12,513
CSX Corp.	36,216	964,794
Daseke, Inc. (A)	1,184	6,405
FTAI Infrastructure, Inc. (A)	1,753	4,207
Heartland Express, Inc.	1,522	21,780
JB Hunt Transport Services, Inc.	1,720	269,042
Knight-Swift Transportation Holdings, Inc.	2,778	135,928
Landstar System, Inc.	521	75,217
Lyft, Inc., Class A (A)	5,983	78,796
Marten Transport, Ltd.	1,666	31,921
Norfolk Southern Corp.	3,937	825,392
Old Dominion Freight Line, Inc.	1,893	470,922
P.A.M. Transportation Services, Inc. (A)	478	14,799
Ryder System, Inc.	826	62,355
Saia, Inc. (A)	471	89,490
Schneider National, Inc., Class B	2,984	60,575
TuSimple Holdings, Inc., Class A (A)	3,576	27,178
Uber Technologies, Inc. (A)	33,227	880,516
Union Pacific Corp.	10,451	2,036,064
Universal Logistics Holdings, Inc.	647	20,523
Werner Enterprises, Inc.	858	32,261
XPO Logistics, Inc. (A)	1,938	86,280
Yellow Corp. (A)	875	4,436
		6,544,107
Trading companies and distributors – 0.4%
Air Lease Corp.	1,934	59,973
Alta Equipment Group, Inc.	98	1,079
Applied Industrial Technologies, Inc.	635	65,265
Beacon Roofing Supply, Inc. (A)	1,255	68,674
BlueLinx Holdings, Inc. (A)	138	8,570
Boise Cascade Company	690	41,027
Core & Main, Inc., Class A (A)	3,569	81,159
Distribution Solutions Group, Inc. (A)	105	2,958
DXP Enterprises, Inc. (A)	424	10,040
EVI Industries, Inc. (A)	281	5,097
Fastenal Company	9,652	444,378
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Fortress Transportation & Infrastructure Investors LLC, Class A	1,753	$26,286
GATX Corp.	572	48,706
Global Industrial Company	777	20,847
GMS, Inc. (A)	822	32,888
H&E Equipment Services, Inc.	697	19,753
Herc Holdings, Inc.	532	55,264
McGrath RentCorp	476	39,917
MRC Global, Inc. (A)	1,850	13,302
MSC Industrial Direct Company, Inc., Class A	705	51,331
NOW, Inc. (A)	2,251	22,623
Rush Enterprises, Inc., Class A	908	39,825
SiteOne Landscape Supply, Inc. (A)	794	82,687
Textainer Group Holdings, Ltd.	934	25,087
Titan Machinery, Inc. (A)	513	14,497
United Rentals, Inc. (A)	1,199	323,874
Univar Solutions, Inc. (A)	2,975	67,652
Veritiv Corp. (A)	272	26,593
W.W. Grainger, Inc.	825	403,582
Watsco, Inc.	656	168,894
WESCO International, Inc. (A)	892	106,487
		2,378,315
		55,714,834
Information technology – 24.2%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	1,000	19,580
Applied Optoelectronics, Inc. (A)	524	1,425
Arista Networks, Inc. (A)	5,210	588,157
Aviat Networks, Inc. (A)	36	986
CalAmp Corp. (A)	820	3,149
Calix, Inc. (A)	1,143	69,883
Cambium Networks Corp. (A)	562	9,509
Casa Systems, Inc. (A)	2,022	6,329
Ciena Corp. (A)	2,586	104,552
Cisco Systems, Inc.	69,280	2,771,200
Clearfield, Inc. (A)	289	30,241
CommScope Holding Company, Inc. (A)	3,833	35,302
Comtech Telecommunications Corp.	548	5,485
Digi International, Inc. (A)	683	23,611
DZS, Inc. (A)	566	6,396
EMCORE Corp. (A)	60	100
Extreme Networks, Inc. (A)	2,573	33,629
F5, Inc. (A)	1,020	147,625
Harmonic, Inc. (A)	2,066	27,003
Infinera Corp. (A)	3,517	17,022
Inseego Corp. (A)	1,798	3,722
Juniper Networks, Inc.	5,342	139,533
KVH Industries, Inc. (A)	504	4,647
Lantronix, Inc. (A)	53	255
Lumentum Holdings, Inc. (A)	1,205	82,627
Motorola Solutions, Inc.	2,765	619,277
NETGEAR, Inc. (A)	654	13,106
NetScout Systems, Inc. (A)	1,447	45,320
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	5,832
Ubiquiti, Inc. (B)	1,015	297,963
Viasat, Inc. (A)	1,289	38,966
Viavi Solutions, Inc. (A)	3,915	51,091
		5,203,523
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	290	4,771
Advanced Energy Industries, Inc.	715	55,348
AEye, Inc. (A)	2,196	2,438

299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Akoustis Technologies, Inc. (A)	872	$2,590
Amphenol Corp., Class A	9,922	664,377
Arlo Technologies, Inc. (A)	1,497	6,946
Arrow Electronics, Inc. (A)	946	87,212
Avnet, Inc.	1,581	57,106
Badger Meter, Inc.	563	52,016
Bel Fuse, Inc., Class B	346	8,737
Belden, Inc.	810	48,616
Benchmark Electronics, Inc.	800	19,824
CDW Corp.	2,225	347,278
Cognex Corp.	3,061	126,878
Coherent Corp. (A)	2,271	79,144
Corning, Inc.	14,132	410,111
CTS Corp.	667	27,781
Daktronics, Inc. (A)	1,227	3,325
ePlus, Inc. (A)	342	14,207
Evolv Technologies Holdings, Inc. (A)	2,210	4,685
FARO Technologies, Inc. (A)	391	10,729
Identiv, Inc. (A)	100	1,254
Insight Enterprises, Inc. (A)	564	46,479
IPG Photonics Corp. (A)	902	76,084
Iteris, Inc. (A)	1,032	3,065
Itron, Inc. (A)	841	35,415
Jabil, Inc.	2,314	133,541
Keysight Technologies, Inc. (A)	3,011	473,811
Kimball Electronics, Inc. (A)	554	9,501
Knowles Corp. (A)	1,805	21,967
Littelfuse, Inc.	406	80,668
Methode Electronics, Inc.	768	28,531
MicroVision, Inc. (A)(B)	2,624	9,473
Napco Security Technologies, Inc. (A)	742	21,577
National Instruments Corp.	2,435	91,897
Netlist, Inc. (A)	3,719	9,669
nLight, Inc. (A)	848	8,014
Novanta, Inc. (A)	636	73,553
OSI Systems, Inc. (A)	333	23,996
PAR Technology Corp. (A)	370	10,926
PC Connection, Inc.	517	23,312
Plexus Corp. (A)	440	38,526
Rogers Corp. (A)	310	74,983
Sanmina Corp. (A)	855	39,398
ScanSource, Inc. (A)	460	12,149
SmartRent, Inc. (A)	2,767	6,281
TD SYNNEX Corp.	1,563	126,900
Teledyne Technologies, Inc. (A)	788	265,926
Trimble, Inc. (A)	4,259	231,136
TTM Technologies, Inc. (A)	2,254	29,708
Vishay Intertechnology, Inc.	2,027	36,060
Vishay Precision Group, Inc. (A)	306	9,055
Vontier Corp.	2,602	43,479
Zebra Technologies Corp., Class A (A)	892	233,713
		4,364,166
IT services – 3.8%
Affirm Holdings, Inc. (A)	4,641	87,065
Akamai Technologies, Inc. (A)	2,628	211,081
Automatic Data Processing, Inc.	6,965	1,575,413
AvidXchange Holdings, Inc. (A)	2,123	17,876
Backblaze, Inc., Class A (A)	179	890
BigBear.ai Holdings, Inc. (A)(B)	538	845
BigCommerce Holdings, Inc., Series 1 (A)	1,168	17,286
Block, Inc. (A)	9,376	515,586
BM Technologies, Inc. (A)	364	2,435
Brightcove, Inc. (A)	983	6,193
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Broadridge Financial Solutions, Inc.	1,957	$282,434
Cass Information Systems, Inc.	256	8,881
Cloudflare, Inc., Class A (A)	5,513	304,924
Cognizant Technology Solutions Corp., Class A	8,680	498,579
Concentrix Corp.	881	98,346
Conduent, Inc. (A)	4,515	15,080
Core Scientific, Inc. (A)	3,234	4,204
CSG Systems International, Inc.	652	34,478
Cyxtera Technologies, Inc. (A)	2,238	9,131
DigitalOcean Holdings, Inc. (A)	1,853	67,023
DXC Technology Company (A)	4,136	101,249
Edgio, Inc. (A)	2,664	7,406
EPAM Systems, Inc. (A)	967	350,238
Euronet Worldwide, Inc. (A)	939	71,139
EVO Payments, Inc., Class A (A)	1,591	52,980
ExlService Holdings, Inc. (A)	572	84,290
Fastly, Inc., Class A (A)	1,995	18,274
Fidelity National Information Services, Inc.	10,293	777,842
Fiserv, Inc. (A)	10,849	1,015,141
FleetCor Technologies, Inc. (A)	1,270	223,736
Flywire Corp. (A)	1,698	38,986
Gartner, Inc. (A)	1,349	373,255
Genpact, Ltd.	3,264	142,865
Global Payments, Inc.	4,804	519,072
GoDaddy, Inc., Class A (A)	2,674	189,533
i3 Verticals, Inc., Class A (A)	606	12,138
IBM Corp.	14,989	1,780,843
Information Services Group, Inc.	1,192	5,674
Jack Henry & Associates, Inc.	1,194	217,630
Kyndryl Holdings, Inc. (A)	3,286	27,175
Marqeta, Inc., Class A (A)	9,562	68,081
Mastercard, Inc., Class A	16,320	4,640,429
Maximus, Inc.	1,042	60,301
MoneyGram International, Inc. (A)	1,519	15,798
MongoDB, Inc. (A)	1,099	218,217
Okta, Inc. (A)	2,503	142,346
Paychex, Inc.	6,017	675,168
Paymentus Holdings, Inc., Class A (A)	1,879	18,264
Payoneer Global, Inc. (A)	5,500	33,275
PayPal Holdings, Inc. (A)	19,406	1,670,274
Paysign, Inc. (A)	1,105	2,619
Perficient, Inc. (A)	594	38,622
Rackspace Technology, Inc. (A)	3,379	13,786
Remitly Global, Inc. (A)	2,668	29,668
Sabre Corp. (A)	5,716	29,437
Shift4 Payments, Inc., Class A (A)	1,389	61,963
Snowflake, Inc., Class A (A)	5,222	887,531
SolarWinds Corp. (A)	2,988	23,157
Squarespace, Inc., Class A (A)	2,323	49,619
SS&C Technologies Holdings, Inc.	4,294	205,039
StarTek, Inc. (A)	653	1,959
Switch, Inc., Class A	4,328	145,810
TaskUS, Inc., Class A (A)	1,642	26,436
The Glimpse Group, Inc. (A)	48	254
The Hackett Group, Inc.	696	12,333
The Western Union Company	6,903	93,191
Thoughtworks Holding, Inc. (A)	5,068	53,163
Toast, Inc., Class A (A)	8,600	143,792
TTEC Holdings, Inc.	869	38,505
Twilio, Inc., Class A (A)	3,083	213,159
Unisys Corp. (A)	1,317	9,943
VeriSign, Inc. (A)	1,792	311,270
Verra Mobility Corp. (A)	3,031	46,586

300

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	27,745	$4,928,899
WEX, Inc. (A)	759	96,347
		24,772,457
Semiconductors and semiconductor equipment – 4.1%
ACM Research, Inc., Class A (A)	1,080	13,457
Advanced Micro Devices, Inc. (A)	27,119	1,718,260
Aehr Test Systems (A)	328	4,625
Allegro MicroSystems, Inc. (A)	3,489	76,235
Alpha & Omega Semiconductor, Ltd. (A)	545	16,764
Ambarella, Inc. (A)	657	36,910
Amkor Technology, Inc.	4,058	69,189
Analog Devices, Inc.	8,631	1,202,644
Applied Materials, Inc.	14,500	1,187,985
Atomera, Inc. (A)	385	3,900
Axcelis Technologies, Inc. (A)	640	38,758
AXT, Inc. (A)	115	771
Broadcom, Inc.	6,721	2,984,191
CEVA, Inc. (A)	480	12,590
Cirrus Logic, Inc. (A)	781	53,733
Cohu, Inc. (A)	925	23,847
CyberOptics Corp. (A)	20	1,076
Diodes, Inc. (A)	771	50,046
Enphase Energy, Inc. (A)	2,273	630,689
Entegris, Inc.	2,484	206,222
Everspin Technologies, Inc. (A)	78	452
First Solar, Inc. (A)	1,809	239,276
FormFactor, Inc. (A)	1,365	34,193
GlobalFoundries, Inc. (A)(B)	8,996	434,957
Ichor Holdings, Ltd. (A)	384	9,297
Impinj, Inc. (A)	451	36,094
Intel Corp.	67,828	1,747,928
KLA Corp.	2,477	749,615
Kulicke & Soffa Industries, Inc.	983	37,875
Lam Research Corp.	2,303	842,898
Lattice Semiconductor Corp. (A)	2,376	116,923
MACOM Technology Solutions Holdings, Inc. (A)	1,251	64,789
Marvell Technology, Inc.	14,317	614,342
MaxLinear, Inc. (A)	1,397	45,570
Meta Materials, Inc. (A)	4,648	3,017
Microchip Technology, Inc.	9,232	563,429
Micron Technology, Inc.	18,562	929,956
MKS Instruments, Inc.	979	80,905
Monolithic Power Systems, Inc.	781	283,815
NVE Corp.	120	5,598
NVIDIA Corp.	41,845	5,079,565
ON Semiconductor Corp. (A)	7,321	456,318
Onto Innovation, Inc. (A)	905	57,965
PDF Solutions, Inc. (A)	745	18,275
Photronics, Inc. (A)	1,404	20,526
Pixelworks, Inc. (A)	598	963
Power Integrations, Inc.	988	63,548
Qorvo, Inc. (A)	1,740	138,173
Qualcomm, Inc.	18,659	2,108,094
Rambus, Inc. (A)	2,144	54,500
Semtech Corp. (A)	1,046	30,763
Silicon Laboratories, Inc. (A)	627	77,397
SiTime Corp. (A)	323	25,430
SkyWater Technology, Inc. (A)	576	4,406
Skyworks Solutions, Inc.	2,672	227,841
SMART Global Holdings, Inc. (A)	1,012	16,060
Synaptics, Inc. (A)	681	67,426
Teradyne, Inc.	2,738	205,761
Texas Instruments, Inc.	15,256	2,361,324
Ultra Clean Holdings, Inc. (A)	836	21,527
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Universal Display Corp.	856	$80,764
Veeco Instruments, Inc. (A)	1,119	20,500
Wolfspeed, Inc. (A)	2,067	213,645
		26,523,592
Software – 8.8%
8x8, Inc. (A)	2,080	7,176
A10 Networks, Inc.	1,431	18,989
ACI Worldwide, Inc. (A)	2,182	45,604
Adobe, Inc. (A)	7,899	2,173,805
Agilysys, Inc. (A)	497	27,509
Alarm.com Holdings, Inc. (A)	928	60,190
Alkami Technology, Inc. (A)	1,341	20,182
Altair Engineering, Inc., Class A (A)	1,383	61,156
Alteryx, Inc., Class A (A)	1,217	67,957
American Software, Inc., Class A	667	10,218
Amplitude, Inc., Class A (A)	1,760	27,227
ANSYS, Inc. (A)	1,470	325,899
Appfolio, Inc., Class A (A)	633	66,288
Appian Corp., Class A (A)	1,266	51,691
Applied Blockchain, Inc. (A)	929	1,579
AppLovin Corp., Class A (A)	6,582	128,283
Asana, Inc., Class A (A)	3,102	68,957
Aspen Technology, Inc. (A)	1,131	269,404
Autodesk, Inc. (A)	3,655	682,754
Avalara, Inc. (A)	1,549	142,198
AvePoint, Inc. (A)	2,541	10,189
Benefitfocus, Inc. (A)	722	4,585
Bentley Systems, Inc., Class B	4,989	152,614
Bill.com Holdings, Inc. (A)	1,661	219,867
Black Knight, Inc. (A)	2,600	168,298
Blackbaud, Inc. (A)	910	40,095
Blackline, Inc. (A)	1,061	63,554
Blend Labs, Inc., Class A (A)	3,398	7,510
Box, Inc., Class A (A)	2,708	66,048
Braze, Inc., Class A (A)	1,334	46,463
C3.ai, Inc., Class A (A)	1,825	22,813
Cadence Design Systems, Inc. (A)	4,627	756,191
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	90,745
Cerence, Inc. (A)	696	10,962
Ceridian HCM Holding, Inc. (A)	2,675	149,479
ChannelAdvisor Corp. (A)	600	13,596
Cipher Mining, Inc. (A)	3,155	3,975
Citrix Systems, Inc.	1,972	204,891
Clear Secure, Inc., Class A (A)	2,462	56,281
Clearwater Analytics Holdings, Inc., Class A (A)	3,883	65,196
CommVault Systems, Inc. (A)	850	45,084
Confluent, Inc., Class A (A)	4,598	109,294
Consensus Cloud Solutions, Inc. (A)	297	14,048
CoreCard Corp. (A)	191	4,158
Couchbase, Inc. (A)	669	9,547
Coupa Software, Inc. (A)	1,310	77,028
Crowdstrike Holdings, Inc., Class A (A)	3,920	646,055
CS Disco, Inc. (A)	897	8,970
Cvent Holding Corp. (A)	4,640	24,360
Datadog, Inc., Class A (A)	5,348	474,795
Digimarc Corp. (A)	294	3,984
DocuSign, Inc. (A)	3,447	184,311
Dolby Laboratories, Inc., Class A	1,720	112,058
Domo, Inc., Class B (A)	570	10,254
DoubleVerify Holdings, Inc. (A)	2,545	69,606
Dropbox, Inc., Class A (A)	6,329	131,137
Duck Creek Technologies, Inc. (A)	2,105	24,944
Dynatrace, Inc. (A)	4,956	172,518

301

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Ebix, Inc.	593	$11,249
eGain Corp. (A)	755	5,549
Embark Technology, Inc. (A)	485	3,604
Enfusion, Inc., Class A (A)	737	9,095
EngageSmart, Inc. (A)	2,523	52,201
Envestnet, Inc. (A)	1,010	44,844
Everbridge, Inc. (A)	700	21,616
EverCommerce, Inc. (A)	3,253	35,555
Expensify, Inc., Class A (A)	591	8,794
Fair Isaac Corp. (A)	432	177,988
Five9, Inc. (A)	1,205	90,351
ForgeRock, Inc., Class A (A)	1,314	19,092
Fortinet, Inc. (A)	13,527	664,582
Freshworks, Inc., Class A (A)	4,778	61,971
Gitlab, Inc., Class A (A)	2,234	114,425
Greenidge Generation Holdings, Inc. (A)	613	1,226
Guidewire Software, Inc. (A)	1,507	92,801
HashiCorp, Inc., Class A (A)	2,736	88,072
HubSpot, Inc. (A)	833	225,010
Informatica, Inc., Class A (A)	3,963	79,537
Instructure Holdings, Inc. (A)	2,069	46,097
Intapp, Inc. (A)	876	16,355
InterDigital, Inc.	575	23,242
Intuit, Inc.	4,748	1,838,995
IronNet, Inc. (A)	1,570	1,082
Jamf Holding Corp. (A)	1,772	39,268
JFrog, Ltd. (A)	1,737	38,405
Kaltura, Inc. (A)	1,306	2,873
KnowBe4, Inc., Class A (A)	2,865	59,621
LivePerson, Inc. (A)	1,279	12,048
LiveRamp Holdings, Inc. (A)	1,229	22,319
Manhattan Associates, Inc. (A)	1,116	148,461
Matterport, Inc. (A)	4,076	15,448
MeridianLink, Inc. (A)	1,186	19,308
Microsoft Corp.	126,556	29,474,892
MicroStrategy, Inc., Class A (A)(B)	173	36,721
Mitek Systems, Inc. (A)	911	8,345
Model N, Inc. (A)	719	24,611
Momentive Global, Inc. (A)	2,729	15,855
N-able, Inc. (A)	3,262	30,108
nCino, Inc. (A)	1,572	53,621
NCR Corp. (A)	2,373	45,111
New Relic, Inc. (A)	1,168	67,020
NextNav, Inc. (A)	661	1,778
NortonLifeLock, Inc.	9,525	191,834
Nutanix, Inc., Class A (A)	3,791	78,967
Olo, Inc., Class A (A)	2,432	19,213
ON24, Inc. (A)	546	4,805
OneSpan, Inc. (A)	856	7,370
Oracle Corp.	44,390	2,710,897
PagerDuty, Inc. (A)	1,558	35,943
Palantir Technologies, Inc., Class A (A)	34,039	276,737
Palo Alto Networks, Inc. (A)	5,037	825,010
Paycom Software, Inc. (A)	1,029	339,560
Paycor HCM, Inc. (A)	3,177	93,912
Paylocity Holding Corp. (A)	957	231,192
Pegasystems, Inc.	1,468	47,182
Ping Identity Holding Corp. (A)	1,506	42,273
Procore Technologies, Inc. (A)	2,210	109,351
Progress Software Corp.	801	34,083
PROS Holdings, Inc. (A)	854	21,094
PTC, Inc. (A)	2,003	209,514
Q2 Holdings, Inc. (A)	1,009	32,490
Qualtrics International, Inc., Class A (A)	8,835	89,940
Qualys, Inc. (A)	688	95,900
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Rapid7, Inc. (A)	1,011	$43,372
Rekor Systems, Inc. (A)	2,920	2,920
Rimini Street, Inc. (A)	1,519	7,079
RingCentral, Inc., Class A (A)	1,448	57,862
Riot Blockchain, Inc. (A)	2,134	14,959
Roper Technologies, Inc.	1,755	631,168
salesforce.com, Inc. (A)	16,655	2,395,655
Samsara, Inc., Class A (A)(B)	7,257	87,592
SecureWorks Corp., Class A (A)	1,619	13,033
SEMrush Holdings, Inc., Class A (A)	2,229	24,987
SentinelOne, Inc., Class A (A)	4,539	116,017
ServiceNow, Inc. (A)	3,368	1,271,790
ShotSpotter, Inc. (A)	262	7,535
Smartsheet, Inc., Class A (A)	2,230	76,623
Splunk, Inc. (A)	2,779	208,981
Sprinklr, Inc., Class A (A)	4,476	41,269
Sprout Social, Inc., Class A (A)	917	55,644
SPS Commerce, Inc. (A)	634	78,762
Stronghold Digital Mining, Inc., Class A (A)	565	588
Sumo Logic, Inc. (A)	1,696	12,720
Synchronoss Technologies, Inc. (A)	1,177	1,342
Synopsys, Inc. (A)	2,529	772,635
Telos Corp. (A)	953	8,472
Tenable Holdings, Inc. (A)	1,938	67,442
Teradata Corp. (A)	1,938	60,194
Terawulf, Inc. (A)	1,276	1,608
The Trade Desk, Inc., Class A (A)	8,210	490,548
Tyler Technologies, Inc. (A)	709	246,378
UiPath, Inc., Class A (A)	8,998	113,465
Unity Software, Inc. (A)	4,988	158,918
Upland Software, Inc. (A)	553	4,496
UserTesting, Inc. (A)	35	137
Varonis Systems, Inc. (A)	1,938	51,396
Verint Systems, Inc. (A)	1,230	41,303
Veritone, Inc. (A)	504	2,838
Vertex, Inc., Class A (A)	2,371	32,412
Viant Technology, Inc., Class A (A)	801	3,372
VirnetX Holding Corp. (A)	1,593	1,864
VMware, Inc., Class A	6,982	743,304
Weave Communications, Inc. (A)	191	965
Workday, Inc., Class A (A)	4,297	654,089
Workiva, Inc. (A)	906	70,487
Xperi Holdings Corp.	2,083	29,454
Yext, Inc. (A)	2,330	10,392
Zendesk, Inc. (A)	2,137	162,626
Zeta Global Holdings Corp., Class A (A)	2,980	19,698
Zoom Video Communications, Inc., Class A (A)	5,082	373,984
Zscaler, Inc. (A)	2,407	395,639
Zuora, Inc., Class A (A)	2,245	16,568
		57,563,564
Technology hardware, storage and peripherals – 6.0%
3D Systems Corp. (A)	2,231	17,803
Apple, Inc.	272,711	37,688,645
Avid Technology, Inc. (A)	850	19,771
Corsair Gaming, Inc. (A)	1,436	16,299
CPI Card Group, Inc. (A)	115	1,812
Dell Technologies, Inc., Class C	4,397	150,245
Diebold Nixdorf, Inc. (A)	1,599	3,902
Eastman Kodak Company (A)	667	3,062
Hewlett Packard Enterprise Company	21,657	259,451
HP, Inc.	17,508	436,299
Immersion Corp. (A)	809	4,441
Intevac, Inc. (A)	745	3,464

302

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
IonQ, Inc. (A)	2,837	$14,384
NetApp, Inc.	3,738	231,195
Pure Storage, Inc., Class A (A)	5,116	140,025
Turtle Beach Corp. (A)	144	982
Western Digital Corp. (A)	5,243	170,660
Xerox Holdings Corp.	3,431	44,877
		39,207,317
		157,634,619
Materials – 2.3%
Chemicals – 1.3%
AdvanSix, Inc.	524	16,820
Air Products & Chemicals, Inc.	3,695	859,937
Albemarle Corp.	1,970	520,947
American Vanguard Corp.	728	13,614
Amyris, Inc. (A)	4,982	14,547
Ashland, Inc.	882	83,764
Aspen Aerogels, Inc. (A)	612	5,643
Avient Corp.	1,706	51,692
Axalta Coating Systems, Ltd. (A)	3,825	80,555
Balchem Corp.	457	55,562
Cabot Corp.	1,012	64,657
Celanese Corp.	1,702	153,759
CF Industries Holdings, Inc.	3,508	337,645
Chase Corp.	194	16,213
Corteva, Inc.	12,048	688,543
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings, Ltd. (A)	4,552	22,123
Dow, Inc.	12,067	530,103
DuPont de Nemours, Inc.	8,559	431,374
Eastman Chemical Company	2,143	152,260
Ecolab, Inc.	4,747	685,562
Ecovyst, Inc. (A)	2,904	24,510
FMC Corp.	2,098	221,759
FutureFuel Corp.	1,090	6,584
Ginkgo Bioworks Holdings, Inc. (A)(B)	27,450	85,644
Hawkins, Inc.	532	20,743
HB Fuller Company	970	58,297
Huntsman Corp.	3,470	85,154
Ingevity Corp. (A)	715	43,350
Innospec, Inc.	397	34,011
International Flavors & Fragrances, Inc.	4,351	395,201
Intrepid Potash, Inc. (A)	302	11,950
Koppers Holdings, Inc.	482	10,016
Kronos Worldwide, Inc.	2,526	23,593
Livent Corp. (A)	2,960	90,724
LSB Industries, Inc. (A)	1,182	16,844
Mativ Holdings, Inc.	1,095	24,178
Minerals Technologies, Inc.	469	23,173
NewMarket Corp.	96	28,880
Olin Corp.	2,586	110,888
Origin Materials, Inc. (A)	1,904	9,825
PPG Industries, Inc.	3,943	436,451
Quaker Chemical Corp.	313	45,191
Rayonier Advanced Materials, Inc. (A)	1,194	3,761
RPM International, Inc.	2,026	168,786
Sensient Technologies Corp.	716	49,647
Stepan Company	50	4,684
The Chemours Company	2,664	65,668
The Mosaic Company	6,083	293,991
The Scotts Miracle-Gro Company	1,019	43,562
The Sherwin-Williams Company	4,339	888,410
Tredegar Corp.	832	7,854
Valhi, Inc.	622	15,650
Valvoline, Inc.	2,977	75,437
Westlake Chemical Partners LP	799	17,179
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Westlake Corp.	2,089	$181,492
Zymergen, Inc. (A)	2,081	5,785
		8,414,387
Construction materials – 0.1%
Eagle Materials, Inc.	669	71,703
Martin Marietta Materials, Inc.	984	316,937
Summit Materials, Inc., Class A (A)	2,191	52,496
United States Lime & Minerals, Inc.	134	13,695
Vulcan Materials Company	2,073	326,933
		781,764
Containers and packaging – 0.3%
AptarGroup, Inc.	916	87,047
Avery Dennison Corp.	1,341	218,181
Ball Corp.	5,276	254,936
Berry Global Group, Inc. (A)	2,045	95,154
Crown Holdings, Inc.	2,028	164,329
Graphic Packaging Holding Company	5,169	102,036
Greif, Inc., Class A	815	48,550
International Paper Company	6,072	192,482
Myers Industries, Inc.	844	13,901
O-I Glass, Inc. (A)	2,703	35,004
Packaging Corp. of America	1,491	167,424
Pactiv Evergreen, Inc.	2,656	23,187
Sealed Air Corp.	2,299	102,328
Silgan Holdings, Inc.	1,469	61,757
Sonoco Products Company	1,488	84,414
TriMas Corp.	1,020	25,571
Westrock Company	4,451	137,491
		1,813,792
Metals and mining – 0.6%
Alcoa Corp.	3,147	105,928
Alpha Metallurgical Resources, Inc.	330	45,157
Arconic Corp. (A)	1,979	33,722
ATI, Inc. (A)	2,292	60,990
Carpenter Technology Corp.	974	30,330
Century Aluminum Company (A)	1,740	9,187
Cleveland-Cliffs, Inc. (A)	8,588	115,680
Coeur Mining, Inc. (A)	4,942	16,902
Commercial Metals Company	1,876	66,560
Compass Minerals International, Inc.	664	25,584
Freeport-McMoRan, Inc.	24,375	666,169
Gatos Silver, Inc. (A)	868	2,326
Haynes International, Inc.	334	11,730
Hecla Mining Company	9,827	38,718
Kaiser Aluminum Corp.	336	20,614
Materion Corp.	423	33,840
MP Materials Corp. (A)	2,977	81,272
Newmont Corp.	13,724	576,820
Nucor Corp.	4,410	471,826
Olympic Steel, Inc.	325	7,413
Pan American Silver Corp., CVR (A)	7,232	4,166
Ramaco Resources, Inc.	575	5,290
Reliance Steel & Aluminum Company	900	156,969
Royal Gold, Inc.	1,062	99,637
Ryerson Holding Corp.	738	18,996
Schnitzer Steel Industries, Inc., Class A	547	15,568
Southern Copper Corp.	13,087	586,821
Steel Dynamics, Inc.	3,028	214,837
SunCoke Energy, Inc.	2,119	12,311
TimkenSteel Corp. (A)	1,005	15,065
U.S. Steel Corp.	4,301	77,934
Warrior Met Coal, Inc.	935	26,591

303

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	793	$30,245
		3,685,198
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	14,664
Glatfelter Corp.	999	3,107
Louisiana-Pacific Corp.	1,205	61,684
Sylvamo Corp.	673	22,815
		102,270
		14,797,411
Real estate – 3.2%
Equity real estate investment trusts – 3.0%
Acadia Realty Trust	1,860	23,473
Agree Realty Corp.	883	59,673
Alexander & Baldwin, Inc.	1,506	24,969
Alexander's, Inc.	108	22,568
Alexandria Real Estate Equities, Inc.	2,408	337,578
American Assets Trust, Inc.	1,261	32,433
American Homes 4 Rent, Class A	6,051	198,533
American Tower Corp.	7,625	1,637,088
Americold Realty Trust, Inc.	4,031	99,163
Apartment Income REIT Corp.	2,951	113,968
Apartment Investment and Management Company, Class A	3,114	22,732
Apple Hospitality REIT, Inc.	4,472	62,876
Armada Hoffler Properties, Inc.	1,229	12,757
Ashford Hospitality Trust, Inc. (A)	444	3,024
AvalonBay Communities, Inc.	2,283	420,506
Bluerock Residential Growth REIT, Inc.	683	18,270
Boston Properties, Inc.	2,684	201,219
Braemar Hotels & Resorts, Inc.	978	4,205
Brandywine Realty Trust	3,757	25,360
Brixmor Property Group, Inc.	5,578	103,026
Broadstone Net Lease, Inc.	1,879	29,181
BRT Apartments Corp.	385	7,819
Camden Property Trust	1,440	172,008
CareTrust REIT, Inc.	2,053	37,180
Centerspace	226	15,214
Chatham Lodging Trust (A)	1,057	10,433
Community Healthcare Trust, Inc.	472	15,458
Corporate Office Properties Trust	2,351	54,614
Cousins Properties, Inc.	2,993	69,887
Crown Castle, Inc.	7,258	1,049,144
CubeSmart	3,744	149,985
DiamondRock Hospitality Company	4,163	31,264
Digital Realty Trust, Inc.	4,884	484,395
Diversified Healthcare Trust	5,157	5,106
Douglas Emmett, Inc.	3,408	61,105
Duke Realty Corp.	6,587	317,493
Easterly Government Properties, Inc.	1,561	24,617
EastGroup Properties, Inc.	743	107,245
Empire State Realty Trust, Inc., Class A	3,543	23,242
EPR Properties	1,457	52,248
Equinix, Inc.	1,546	879,427
Equity LifeStyle Properties, Inc.	2,967	186,446
Equity Residential	6,358	427,385
Essential Properties Realty Trust, Inc.	1,463	28,455
Essex Property Trust, Inc.	922	223,336
Extra Space Storage, Inc.	2,270	392,052
Farmland Partners, Inc.	930	11,783
Federal Realty Investment Trust	1,450	130,674
First Industrial Realty Trust, Inc.	2,476	110,950
Four Corners Property Trust, Inc.	1,453	35,148
Franklin Street Properties Corp.	2,261	5,946
Gaming and Leisure Properties, Inc.	4,359	192,842
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Getty Realty Corp.	966	$25,976
Gladstone Commercial Corp.	793	12,292
Gladstone Land Corp.	706	12,779
Global Medical REIT, Inc.	854	7,276
Global Net Lease, Inc.	1,979	21,076
Healthcare Realty Trust, Inc.	6,939	144,678
Healthpeak Properties, Inc.	9,580	219,574
Hersha Hospitality Trust, Class A	1,005	8,020
Highwoods Properties, Inc.	2,063	55,618
Host Hotels & Resorts, Inc.	12,499	198,484
Hudson Pacific Properties, Inc.	3,068	33,595
Independence Realty Trust, Inc.	2,095	35,049
Indus Realty Trust, Inc.	186	9,741
Industrial Logistics Properties Trust	1,490	8,195
Innovative Industrial Properties, Inc.	372	32,922
Invitation Homes, Inc.	10,409	351,512
Iron Mountain, Inc.	4,992	219,498
iStar, Inc.	1,236	11,445
JBG SMITH Properties	2,682	49,832
Kilroy Realty Corp.	2,154	90,705
Kimco Realty Corp.	10,989	202,307
Kite Realty Group Trust	4,091	70,447
Lamar Advertising Company, Class A	1,785	147,245
Life Storage, Inc.	1,345	148,972
LTC Properties, Inc.	837	31,346
LXP Industrial Trust	5,323	48,759
Medical Properties Trust, Inc.	10,170	120,616
Mid-America Apartment Communities, Inc.	1,807	280,211
National Health Investors, Inc.	880	49,746
National Retail Properties, Inc.	3,330	132,734
National Storage Affiliates Trust	1,224	50,894
Necessity Retail REIT, Inc.	2,393	14,071
New York REIT Liquidating LLC (A)(C)	457	7,229
NexPoint Residential Trust, Inc.	522	24,122
Office Properties Income Trust	1,104	15,511
Omega Healthcare Investors, Inc.	4,418	130,287
One Liberty Properties, Inc.	547	11,498
Orion Office REIT, Inc.	983	8,601
Outfront Media, Inc.	2,732	41,499
Paramount Group, Inc.	4,815	29,997
Park Hotels & Resorts, Inc.	4,447	50,073
Pebblebrook Hotel Trust	2,611	37,886
Phillips Edison & Company, Inc.	1,416	39,719
Physicians Realty Trust	3,981	59,874
Piedmont Office Realty Trust, Inc., Class A	2,477	26,157
Plymouth Industrial REIT, Inc.	429	7,211
PotlatchDeltic Corp.	1,637	67,182
Prologis, Inc.	12,507	1,270,711
Public Storage	2,878	842,707
Rayonier, Inc.	2,771	83,047
Realty Income Corp.	9,835	572,397
Regency Centers Corp.	3,144	169,304
Retail Opportunity Investments Corp.	2,507	34,496
Rexford Industrial Realty, Inc.	2,347	122,044
RLJ Lodging Trust	3,441	34,823
RPT Realty	1,545	11,680
Ryman Hospitality Properties, Inc.	1,027	75,577
Sabra Health Care REIT, Inc.	4,102	53,818
Safehold, Inc.	890	23,549
Saul Centers, Inc.	494	18,525
SBA Communications Corp.	1,786	508,385
Service Properties Trust	3,498	18,155
Simon Property Group, Inc.	5,602	502,780

304

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
SITE Centers Corp.	4,024	$43,097
SL Green Realty Corp.	172	6,908
Spirit Realty Capital, Inc.	2,024	73,188
STAG Industrial, Inc.	2,912	82,788
STORE Capital Corp.	4,908	153,768
Summit Hotel Properties, Inc.	2,173	14,603
Sun Communities, Inc.	1,906	257,939
Sunstone Hotel Investors, Inc.	4,424	41,674
Tanger Factory Outlet Centers, Inc.	1,977	27,045
Terreno Realty Corp.	1,416	75,034
The Macerich Company	3,197	25,384
UDR, Inc.	5,225	217,935
UMH Properties, Inc.	958	15,472
Uniti Group, Inc.	4,136	28,745
Universal Health Realty Income Trust	293	12,661
Urban Edge Properties	2,372	31,642
Urstadt Biddle Properties, Inc., Class A	889	13,788
Ventas, Inc.	6,972	280,065
Veris Residential, Inc. (A)	1,996	22,695
VICI Properties, Inc.	13,685	408,497
Vornado Realty Trust	3,603	83,445
Washington Real Estate Investment Trust	1,739	30,537
Welltower, Inc.	7,629	490,697
Weyerhaeuser Company	12,552	358,485
Whitestone REIT	991	8,384
WP Carey, Inc.	3,360	234,528
Xenia Hotels & Resorts, Inc.	2,341	32,282
		19,581,248
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	5,605	378,394
Compass, Inc., Class A (A)	6,964	16,156
DigitalBridge Group, Inc.	2,286	28,598
Doma Holdings, Inc. (A)	5,923	2,603
Douglas Elliman, Inc.	1,405	5,761
eXp World Holdings, Inc.	2,650	29,707
Fathom Holdings, Inc. (A)	187	991
Five Point Holdings LLC, Class A (A)	2,953	7,678
Forestar Group, Inc. (A)	1,120	12,533
FRP Holdings, Inc. (A)	258	14,025
Jones Lang LaSalle, Inc. (A)	864	130,524
Kennedy-Wilson Holdings, Inc.	2,863	44,262
Marcus & Millichap, Inc.	768	25,175
Maui Land & Pineapple Company, Inc. (A)	514	4,734
Newmark Group, Inc., Class A	3,701	29,830
Offerpad Solutions, Inc. (A)	3,542	4,286
Opendoor Technologies, Inc. (A)	10,757	33,454
Rafael Holdings, Inc., Class B (A)	347	625
RE/MAX Holdings, Inc., Class A	431	8,150
Redfin Corp. (A)	1,922	11,224
Seritage Growth Properties, Class A (A)	866	7,811
Tejon Ranch Company (A)	613	8,827
The Howard Hughes Corp. (A)	903	50,017
The RMR Group, Inc., Class A	663	15,706
The St. Joe Company	1,186	37,988
Zillow Group, Inc., Class A (A)	45	1,288
Zillow Group, Inc., Class C (A)	4,074	116,557
		1,026,904
		20,608,152
Utilities – 2.8%
Electric utilities – 1.7%
ALLETE, Inc.	1,037	51,902
Alliant Energy Corp.	3,250	172,218
American Electric Power Company, Inc.	8,441	729,724
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Avangrid, Inc.	5,835	$243,320
Constellation Energy Corp.	5,643	469,441
Duke Energy Corp.	12,867	1,196,888
Edison International	6,537	369,863
Entergy Corp.	3,364	338,519
Evergy, Inc.	3,974	236,056
Eversource Energy	5,745	447,880
Exelon Corp.	16,513	618,577
FirstEnergy Corp.	9,491	351,167
Genie Energy, Ltd., B Shares	706	6,601
Hawaiian Electric Industries, Inc.	1,834	63,566
IDACORP, Inc.	860	85,149
MGE Energy, Inc.	751	49,288
NextEra Energy, Inc.	32,983	2,586,197
NRG Energy, Inc.	3,773	144,393
OGE Energy Corp.	3,672	133,881
Otter Tail Corp.	769	47,309
PG&E Corp. (A)	34,023	425,288
Pinnacle West Capital Corp.	1,796	115,860
PNM Resources, Inc.	1,621	74,128
Portland General Electric Company	1,697	73,752
PPL Corp.	12,531	317,661
The Southern Company	17,738	1,206,184
Via Renewables, Inc.	849	5,867
Xcel Energy, Inc.	9,079	581,056
		11,141,735
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	221,931
Chesapeake Utilities Corp.	353	40,733
National Fuel Gas Company	1,547	95,218
New Jersey Resources Corp.	1,858	71,905
Northwest Natural Holding Company	666	28,891
ONE Gas, Inc.	951	66,941
RGC Resources, Inc.	260	5,476
South Jersey Industries, Inc.	1,973	65,938
Southwest Gas Holdings, Inc.	848	59,148
Spire, Inc.	960	59,837
Star Group LP	997	8,106
Suburban Propane Partners LP	1,423	21,416
UGI Corp.	3,409	110,213
		855,753
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	270	8,824
Clearway Energy, Inc., Class A	1,164	33,872
Clearway Energy, Inc., Class C	1,928	61,407
Montauk Renewables, Inc. (A)	2,059	35,909
NextEra Energy Partners LP	1,301	94,075
Ormat Technologies, Inc.	1,010	87,062
Sunnova Energy International, Inc. (A)	1,925	42,504
The AES Corp.	11,543	260,872
Vistra Corp.	7,625	160,125
		784,650
Multi-utilities – 0.8%
Ameren Corp.	4,077	328,402
Avista Corp.	1,415	52,426
Black Hills Corp.	1,108	75,045
CenterPoint Energy, Inc.	10,525	296,595
CMS Energy Corp.	4,778	278,271
Consolidated Edison, Inc.	5,366	460,188
Dominion Energy, Inc.	13,736	949,295
DTE Energy Company	3,196	367,700
NiSource, Inc.	7,095	178,723
NorthWestern Corp.	981	48,344

305

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	8,609	$484,084
Sempra Energy	5,251	787,335
Unitil Corp.	366	17,001
WEC Energy Group, Inc.	5,228	467,540
		4,790,949
Water utilities – 0.1%
American States Water Company	703	54,799
American Water Works Company, Inc.	3,014	392,302
Artesian Resources Corp., Class A	287	13,810
Cadiz, Inc. (A)	752	1,429
California Water Service Group	1,017	53,586
Essential Utilities, Inc.	3,802	157,327
Global Water Resources, Inc.	678	7,953
Middlesex Water Company	324	25,013
Pure Cycle Corp. (A)	700	5,845
SJW Group	625	36,000
The York Water Company	308	11,836
		759,900
		18,332,987
TOTAL COMMON STOCKS (Cost $341,587,615)		$634,796,672
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Entertainment – 0.0%
AMC Entertainment Holdings, Inc. (A)	9,060	24,553
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	11,840
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,873
Information technology – 0.0%
Semiconductors and semiconductor equipment – 0.0%
Meta Materials, Inc. (A)(B)	2,456	3,782
TOTAL PREFERRED SECURITIES (Cost $219,426)		$52,048
WARRANTS – 0.0%
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	0
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $48.28) (A)(C)	57	0
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $60.45) (A)(C)	74	0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	$1,969
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	1,231
Education Management Corp. (A)(D)	4,333	0
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22; Strike Price: $40.31) (A)	196	11
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	1,398
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	43
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	40
TOTAL WARRANTS (Cost $120,229)		$4,692
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 3.0556% (E)(F)	1,722,500	17,211,220
TOTAL SHORT-TERM INVESTMENTS (Cost $17,212,956)		$17,211,220
Total Investments (Total Stock Market Index Trust) (Cost $359,140,226) – 100.2%		$652,064,632
Other assets and liabilities, net – (0.2%)		(1,607,439)
TOTAL NET ASSETS – 100.0%		$650,457,193
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22. The value of securities on loan amounted to $3,833,523. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $265,472 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $4,033,080.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	30	Long	Dec 2022	$2,718,062	$2,504,700	$(213,362)
S&P 500 E-Mini Index Futures	74	Long	Dec 2022	14,610,537	13,325,550	(1,284,987)
						$(1,498,349)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
306

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.7%
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
2.165%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$28,603	$29,242
2.773%, (12 month LIBOR + 1.589%), 05/01/2037 (A)	54,724	55,234
2.813%, (1 Year CMT + 2.084%), 12/01/2035 (A)	93,611	95,952
2.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	21,054	21,340
3.087%, (1 Year CMT + 2.165%), 11/01/2036 (A)	69,762	71,663
3.321%, (12 month LIBOR + 1.605%), 02/01/2036 (A)	42,701	43,261
3.341%, (1 Year CMT + 2.231%), 05/01/2034 (A)	94,734	96,837
3.385%, (12 month LIBOR + 1.638%), 09/01/2043 (A)	212,288	215,681
3.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	15,266	15,504
4.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	59,518	61,724
Federal National Mortgage Association
2.169%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	29,758	29,836
2.272%, (1 Year CMT + 2.147%), 01/01/2036 (A)	31,754	32,589
2.329%, (1 Year CMT + 2.195%), 02/01/2035 (A)	105,880	109,389
2.418%, (1 Year CMT + 2.195%), 05/01/2036 (A)	140,037	143,771
2.467%, (12 month LIBOR + 1.441%), 04/01/2035 (A)	238,541	239,942
2.648%, (1 Year CMT + 2.173%), 01/01/2036 (A)	98,853	101,293
2.735%, (1 Year CMT + 2.333%), 05/01/2034 (A)	43,567	44,780
3.034%, (12 month LIBOR + 1.563%), 07/01/2035 (A)	132,133	133,489
3.485%, (1 Year CMT + 2.273%), 07/01/2035 (A)	81,523	84,321
3.564%, (6 month LIBOR + 1.521%), 02/01/2035 (A)	53,856	55,420
3.694%, (6 month LIBOR + 1.489%), 10/01/2035 (A)	108,791	111,609
Government National Mortgage Association 1.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	98,589	96,915
		1,889,792
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,942,228)		$1,889,792
CORPORATE BONDS – 52.6%
Communication services – 1.6%
AT&T, Inc. 0.900%, 03/25/2024	1,445,000	1,366,654
Comcast Corp. 3.700%, 04/15/2024	2,000,000	1,966,980
Warnermedia Holdings, Inc. 3.638%, 03/15/2025 (B)	1,111,000	1,052,141
		4,385,775
Consumer discretionary – 10.1%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,176,234
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc. (continued)
2.730%, 04/13/2024	$2,000,000	$1,953,996
American Honda Finance Corp.
0.650%, 09/08/2023	2,000,000	1,925,607
3.550%, 01/12/2024	2,000,000	1,970,065
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,939,718
eBay, Inc. 2.750%, 01/30/2023	3,000,000	2,981,783
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	1,992,715
Hyundai Capital America 0.800%, 01/08/2024 (B)	3,000,000	2,822,282
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,473,180
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,310,659
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	2,966,490
		27,512,729
Consumer staples – 0.5%
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,330,943
Energy – 3.9%
Aker BP ASA 3.000%, 01/15/2025 (B)	1,415,000	1,325,437
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	2,973,694
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	1,964,017
MPLX LP 4.875%, 06/01/2025	1,500,000	1,469,926
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	2,983,537
		10,716,611
Financials – 24.8%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,953,966
American Express Company 3.400%, 02/22/2024	3,000,000	2,945,411
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,823,789
Bank of America Corp.
0.523%, (0.523% to 6-14-23, then SOFR + 0.410%), 06/14/2024	2,855,000	2,757,400
4.000%, 04/01/2024	2,000,000	1,976,948
Bank of Montreal 2.150%, 03/08/2024	3,000,000	2,884,298
Barclays PLC 3.932%, (3.932% to 5-7-24, then 3 month LIBOR + 1.610%), 05/07/2025	2,000,000	1,923,469
Brighthouse Financial Global Funding
0.600%, 06/28/2023 (B)	1,000,000	968,687
2.925%, (SOFR + 0.760%), 04/12/2024 (A)(B)	2,000,000	1,980,935
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,108,607
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then 3 month LIBOR + 0.897%), 04/24/2025	3,000,000	2,893,095
Credit Agricole SA 3.750%, 04/24/2023 (B)	2,000,000	1,985,316

307

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp 3.650%, 01/25/2024	$3,000,000	$2,944,097
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	2,971,882
JPMorgan Chase & Co. 1.514%, (1.514% to 6-1-23, then SOFR + 1.455%), 06/01/2024	5,000,000	4,881,374
Lloyds Banking Group PLC 2.907%, (2.907% to 11-7-22, then 3 month LIBOR + 0.810%), 11/07/2023	2,000,000	1,995,331
Morgan Stanley
3.737%, (3.737% to 4-24-23, then 3 month LIBOR + 0.847%), 04/24/2024	3,000,000	2,968,536
3.875%, 04/29/2024	2,000,000	1,963,423
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,684,502
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	2,977,061
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	2,973,598
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,876,300
The Toronto-Dominion Bank 0.450%, 09/11/2023	2,000,000	1,917,503
UBS Group AG 1.008%, (1.008% to 7-30-23, then 1 Year CMT + 0.830%), 07/30/2024 (B)	3,000,000	2,894,402
Wells Fargo & Company
3.300%, 09/09/2024	2,765,000	2,666,270
3.750%, 01/24/2024	3,000,000	2,953,201
		67,869,401
Health care – 2.2%
AbbVie, Inc. 2.850%, 05/14/2023	1,001,000	990,048
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	919,074
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,824,181
UnitedHealth Group, Inc. 3.500%, 02/15/2024	1,360,000	1,338,753
		6,072,056
Industrials – 1.4%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	1,920,813
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,899,915
		3,820,728
Information technology – 4.3%
Apple, Inc.
0.750%, 05/11/2023	2,000,000	1,960,018
2.850%, 05/11/2024	2,000,000	1,950,704
NXP BV 4.875%, 03/01/2024	3,000,000	2,964,490
Oracle Corp. 2.625%, 02/15/2023	3,000,000	2,980,825
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,925,536
		11,781,573
Materials – 2.0%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,785,698
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	$3,000,000	$2,786,069
		5,571,767
Utilities – 1.8%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,807,181
Eversource Energy 2.800%, 05/01/2023	2,000,000	1,979,189
		4,786,370
TOTAL CORPORATE BONDS (Cost $148,850,815)		$143,847,953
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	1,949,681
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$1,949,681
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Commercial and residential – 0.2%
BX Commercial Mortgage Trust Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) 3.835%, 01/17/2039 (A)(B)	408,000	391,138
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	191,077	180,565
		571,703
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 3.434%, 04/25/2042 (A)	526,801	519,314
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,125,884)		$1,091,017
ASSET BACKED SECURITIES – 19.7%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	103,338	103,111
Series 2019-4, Class A3 1.840%, 06/17/2024	418,798	417,812
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,482,650
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D 4.040%, 11/18/2024	2,650,000	2,628,413
Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	2,908,626
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	3,000,000	2,808,631
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,525,843
CarMax Auto Owner Trust Series 2019-2, Class A4 2.770%, 12/16/2024	2,000,000	1,983,035
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	756,159	735,195

308

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Carvana Auto Receivables Trust (continued)
Series 2022-P1, Class A2 2.570%, 05/12/2025	$1,743,292	$1,724,940
Series 2022-P3, Class A3 4.610%, 11/10/2027	1,000,000	981,238
CCG Receivables Trust
Series 2019-1, Class B 3.220%, 09/14/2026 (B)	710,076	709,942
Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	1,274,555	1,232,555
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	259,121	256,219
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	967,090	948,945
Dell Equipment Finance Trust
Series 2020-1, Class C 4.260%, 06/22/2023 (B)	1,000,000	999,901
Series 2021-2, Class A2 0.330%, 12/22/2026 (B)	86,607	85,391
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	870,517	841,907
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	978,515	975,370
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	275,595	273,389
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4 1.900%, 03/17/2025	500,000	490,064
Series 2021-1, Class A3 0.350%, 10/16/2025	1,671,525	1,623,538
GreatAmerica Leasing Receivables Funding LLC
Series 2019-1, Class C 3.540%, 02/17/2026 (B)	1,000,000	998,450
Series 2021-1, Class A2 0.270%, 06/15/2023 (B)	358,888	357,775
Series 2021-2, Class A2 0.380%, 03/15/2024 (B)	1,168,285	1,144,094
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3 0.370%, 10/18/2024	1,648,646	1,612,484
Series 2021-1, Class A3 0.270%, 04/21/2025	950,128	922,247
HPEFS Equipment Trust
Series 2021-1A, Class A2 0.270%, 03/20/2031 (B)	259,900	259,121
Series 2022-1A, Class A2 1.020%, 05/21/2029 (B)	3,190,000	3,128,675
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3 0.330%, 06/17/2024 (B)	3,000,000	2,926,398
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	840,334	833,099
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	405,000	400,689
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	74,800	73,569
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3 2.500%, 11/15/2023	$138,982	$138,927
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	13,849	13,836
Series 2021-AA, Class A3 0.330%, 10/15/2025 (B)	1,756,123	1,720,163
Santander Drive Auto Receivables Trust
Series 2021-3, Class A3 0.330%, 03/17/2025	70,904	70,752
Series 2021-3, Class C 0.950%, 09/15/2027	1,693,000	1,635,393
Santander Retail Auto Lease Trust
Series 2020-B, Class A3 0.570%, 04/22/2024 (B)	2,000,000	1,956,699
Series 2022-B, Class A2 2.840%, 05/20/2025 (B)	1,734,816	1,711,095
SCF Equipment Leasing LLC
Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	673,321	663,341
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	1,000,000	952,643
Tesla Auto Lease Trust Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	224,606	222,674
Verizon Owner Trust
Series 2019-C, Class C 2.160%, 04/22/2024	295,000	292,526
Series 2020-A, Class B 1.980%, 07/22/2024	125,000	123,104
Series 2020-B, Class A 0.470%, 02/20/2025	2,639,813	2,599,013
Series 2020-C, Class A 0.410%, 04/21/2025	239,000	234,127
Westlake Automobile Receivables Trust Series 2021-3A, Class A2 0.570%, 09/16/2024 (B)	348,259	345,025
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	316	316
TOTAL ASSET BACKED SECURITIES (Cost $55,283,563)		$54,072,950
SHORT-TERM INVESTMENTS – 27.0%
U.S. Government – 23.7%
U.S. Treasury Bill
2.350%, 10/11/2022 *	16,500,000	16,491,017
2.472%, 10/27/2022 *	16,200,000	16,172,204
2.785%, 11/25/2022 *	10,100,000	10,058,161
3.045%, 12/15/2022 *	22,190,000	22,063,369
		64,784,751
Short-term funds – 3.3%
John Hancock Collateral Trust, 3.0556% (D)(E)	902,993	9,022,701
TOTAL SHORT-TERM INVESTMENTS (Cost $73,789,131)		$73,807,452
Total Investments (Ultra Short Term Bond Trust) (Cost $282,991,621) – 101.1%		$276,658,845
Other assets and liabilities, net – (1.1%)		(3,126,072)
TOTAL NET ASSETS – 100.0%		$273,532,773
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

309

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $59,755,394 or 21.8% of the fund's net assets as of 9-30-22.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
310

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-22:
Capital Appreciation Trust
United States	89.2%
France	2.5%
Netherlands	2.4%
Australia	1.4%
Uruguay	1.4%
Canada	1.3%
Denmark	1.3%
Other countries	0.5%
TOTAL	100.0%
Equity Income Trust
United States	88.6%
France	3.5%
Germany	2.3%
Switzerland	1.9%
Canada	1.6%
Ireland	1.2%
Other countries	0.9%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	89.1%
Canada	2.2%
Switzerland	2.0%
Belgium	1.5%
United Kingdom	1.4%
France	1.4%
Netherlands	1.0%
Other countries	1.4%
TOTAL	100.0%
Health Sciences Trust
United States	86.9%
United Kingdom	3.4%
Netherlands	2.1%
Germany	1.7%
Switzerland	1.4%
Japan	1.4%
Denmark	1.3%
Other countries	1.8%
TOTAL	100.0%
High Yield Trust
United States	78.4%
Cayman Islands	7.8%
Canada	3.6%
United Kingdom	1.3%
Luxembourg	1.3%
Switzerland	1.2%
Netherlands	1.1%
Other countries	5.3%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	88.5%
Cayman Islands	4.1%
United Kingdom	1.0%
Other countries	6.4%
TOTAL	100.0%
Mid Value Trust
United States	82.1%
United Kingdom	4.1%
Canada	3.9%
Bermuda	1.6%
Ireland	1.3%
South Africa	1.1%
Puerto Rico	1.0%
Mexico	1.0%
Netherlands	1.0%
Belgium	1.0%
Other countries	1.9%
TOTAL	100.0%
Science & Technology Trust
United States	70.7%
China	10.0%
Germany	8.5%
Ireland	3.9%
South Africa	1.9%
South Korea	1.7%
Netherlands	1.6%
Other countries	1.7%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.1%
Japan	6.9%
United Kingdom	4.9%
Switzerland	3.6%
France	3.3%
Australia	2.4%
Germany	2.3%
Netherlands	1.4%
Sweden	1.0%
Other countries	6.1%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	61.3%
Canada	6.4%
Indonesia	3.7%
Luxembourg	2.4%
Mexico	2.4%
Norway	2.0%
United Kingdom	1.7%
South Korea	1.6%
Supranational	1.5%
New Zealand	1.4%
Other countries	15.6%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 9-30-22:
311

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2022 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
Industrials	19.2%
Financials	17.5%
Health care	11.8%
Materials	11.4%
Energy	9.7%
Consumer discretionary	9.4%
Communication services	5.6%
Consumer staples	5.5%
Information technology	5.1%
Utilities	1.1%
Short-term investments and other	3.7%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	29.5%
Materials	14.6%
Information technology	11.2%
Energy	10.3%
Industrials	9.0%
Consumer discretionary	8.6%
Real estate	4.8%
Consumer staples	3.2%
Communication services	3.0%
Health care	2.8%
Utilities	1.7%
Other assets and liabilities, net	1.3%
TOTAL	100.0%
Global Equity Trust
Information technology	21.3%
Financials	11.9%
Health care	11.8%
Consumer staples	10.9%
Communication services	10.2%
Materials	9.3%
Industrials	9.1%
Energy	6.0%
Consumer discretionary	3.8%
Utilities	2.0%
Real estate	1.7%
Short-term investments and other	2.0%
TOTAL	100.0%
International Equity Index Trust
Financials	19.8%
Industrials	12.0%
Consumer discretionary	11.3%
Information technology	10.5%
Health care	9.4%
Consumer staples	9.4%
Materials	8.0%
Energy	6.1%
Communication services	5.9%
Utilities	3.3%
Real estate	2.3%
Short-term investments and other	2.0%
TOTAL	100.0%
International Small Company Trust
Industrials	21.6%
Financials	13.3%
Consumer discretionary	11.7%
Materials	11.4%
Information technology	10.7%
Energy	6.6%
Consumer staples	5.9%
Health care	5.5%
Real estate	4.2%
Communication services	3.8%
Utilities	3.6%
Short-term investments and other	1.7%
TOTAL	100.0%

312

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,196,852,423	$6,196,852,423	—	—
Short-term investments	210,967,000	210,967,000	—	—
Total investments in securities	$6,407,819,423	$6,407,819,423	—	—
Derivatives:
Liabilities
Futures	$(23,851,103)	$(23,851,103)	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$206,465,917	—	$206,465,917	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Foreign government obligations	$3,539,759	—	$3,539,759	—
Corporate bonds	224,123,535	—	224,123,535	—
Capital preferred securities	1,119,395	—	1,119,395	—
Municipal bonds	3,381,369	—	3,381,369	—
Term loans	1,187,741	—	1,187,741	—
Collateralized mortgage obligations	52,216,586	—	52,216,586	—
Asset backed securities	35,029,781	—	35,029,781	—
Common stocks	319,822	$319,822	—	—
Preferred securities	615,944	615,944	—	—
Warrants	17,710	17,710	—	—
Escrow certificates	265	—	265	—
Short-term investments	24,640,583	24,640,583	—	—
Total investments in securities	$552,658,407	$25,594,059	$527,064,348	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,056,270,336	$1,056,270,336	—	—
Total investments in securities	$1,056,270,336	$1,056,270,336	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$166,322,700	$166,322,700	—	—
Total investments in securities	$166,322,700	$166,322,700	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$728,625,788	$728,625,788	—	—
Total investments in securities	$728,625,788	$728,625,788	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$766,491,342	$766,491,342	—	—
Total investments in securities	$766,491,342	$766,491,342	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$317,404,494	$317,404,494	—	—
Total investments in securities	$317,404,494	$317,404,494	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$240,542,114	$235,637,794	$4,904,320	—
Consumer discretionary	320,711,289	320,711,289	—	—
Financials	52,505,518	52,505,518	—	—
Health care	204,538,242	204,538,242	—	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Industrials	$8,981,634	$8,981,634	—	—
Information technology	640,030,775	638,157,539	$1,873,236	—
Materials	12,739,137	12,739,137	—	—
Real estate	1,037,807	1,037,807	—	—
Corporate bonds	2,579,888	—	2,579,888	—
Short-term investments	2,258,222	2,258,222	—	—
Total investments in securities	$1,485,924,626	$1,476,567,182	$9,357,444	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$37,126,697	$37,126,697	—	—
Consumer discretionary	126,185,389	115,807,696	$10,377,693	—
Consumer staples	18,135,641	18,135,641	—	—
Energy	6,074,962	6,074,962	—	—
Financials	14,138,010	14,138,010	—	—
Health care	54,867,800	54,867,800	—	—
Industrials	10,057,869	10,057,869	—	—
Information technology	148,487,799	142,426,592	6,061,207	—
Real estate	6,051,964	6,051,964	—	—
Preferred securities	2,207,560	—	2,207,560	—
Short-term investments	2,096,046	2,096,046	—	—
Total investments in securities	$425,429,737	$406,783,277	$18,646,460	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$256,078,425	$253,332,029	$2,746,396	—
Preferred securities	1,845,583	1,845,583	—	—
U.S. Government and Agency obligations	38,712,895	—	38,712,895	—
Corporate bonds	26,000,351	—	26,000,351	—
Convertible bonds	639,996	—	639,996	—
Term loans	52,463,967	—	52,463,967	—
Asset backed securities	1,081,276	—	1,081,276	—
Short-term investments	29,241,596	26,792,596	2,449,000	—
Total investments in securities	$406,064,089	$281,970,208	$124,093,881	—
Derivatives:
Liabilities
Written options	$(122,917)	—	$(122,917)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$430,633,866	—	$430,633,866	—
Foreign government obligations	6,907,547	—	6,907,547	—
Corporate bonds	207,392,254	—	207,392,254	—
Municipal bonds	2,796,354	—	2,796,354	—
Collateralized mortgage obligations	73,192,912	—	73,192,912	—
Asset backed securities	93,669,678	—	93,669,678	—
Short-term investments	37,217,506	$37,217,506	—	—
Total investments in securities	$851,810,117	$37,217,506	$814,592,611	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$935,056	—	$935,056	—
Austria	2,324,913	—	2,324,913	—
Belgium	1,759,630	—	1,759,630	—
Bermuda	5,041,472	$5,041,472	—	—
Canada	16,538,893	16,538,893	—	—
China	1,422,056	—	1,422,056	—
Denmark	1,945,000	—	1,945,000	—
Finland	7,119,089	—	7,119,089	—
France	20,789,684	—	20,789,684	—
Germany	16,595,569	—	16,595,569	—
Greece	1,574,448	—	1,574,448	—
India	3,493,808	3,493,808	—	—
Ireland	5,232,011	—	5,232,011	—
Japan	27,947,290	—	27,947,290	—
Netherlands	7,581,554	—	7,581,554	—
Norway	3,403,903	—	3,403,903	—
Singapore	1,429,083	—	1,429,083	—
South Korea	6,548,930	—	6,548,930	—
Spain	550,025	—	550,025	—
Sweden	6,078,201	—	6,078,201	—
Switzerland	24,160,877	—	24,160,877	—
United Kingdom	41,095,141	10,122,770	30,972,371	—
United States	8,106,930	8,106,930	—	—
Preferred securities	1,300,362	—	1,300,362	—
Short-term investments	12,967,558	12,967,558	—	—
Total investments in securities	$225,941,483	$56,271,431	$169,670,052	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$43,784	—	$43,784	—
Belgium	26,374	—	26,374	—
Brazil	5,313,055	$5,313,055	—	—
Canada	20,559	—	20,559	—
Chile	1,063,673	—	1,063,673	—
China	44,066,217	3,414,581	40,529,210	$122,426
Colombia	119,252	119,252	—	—
Cyprus	11,553	—	11,553	—
Czech Republic	242,937	—	242,937	—
Greece	496,436	—	496,436	—
Hong Kong	7,979,221	—	7,811,816	167,405
Hungary	293,188	—	293,188	—
India	32,283,729	78,365	32,115,571	89,793
Indonesia	4,193,949	—	4,153,035	40,914
Malaysia	3,434,165	—	3,434,165	—
Mexico	4,554,502	4,554,502	—	—
Panama	3,122	3,122	—	—
Philippines	1,396,225	—	1,396,068	157
Poland	1,010,827	—	1,010,827	—
Qatar	1,872,948	—	1,872,948	—
Russia	79,066	—	—	79,066

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Saudi Arabia	$7,558,784	—	$7,558,784	—
Singapore	132,342	$109,720	22,622	—
South Africa	6,373,272	694,131	5,679,141	—
South Korea	20,344,249	1,782,598	18,561,651	—
Taiwan	30,335,024	—	30,328,862	$6,162
Thailand	4,123,881	—	4,123,881	—
Turkey	1,127,640	—	1,127,360	280
Ukraine	1,234	—	1,234	—
United Arab Emirates	2,192,451	—	2,192,451	—
United States	51,351	—	51,351	—
Preferred securities
Brazil	3,878,397	3,878,397	—	—
Colombia	57,370	57,370	—	—
Philippines	9,639	—	9,639	—
Taiwan	10,904	—	10,904	—
Warrants	1,374	1,374	—	—
Total investments in securities	$184,702,694	$20,006,467	$164,190,024	$506,203
Derivatives:
Liabilities
Futures	$(111,981)	$(111,981)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$62,242,188	$62,242,188	—	—
Consumer discretionary	58,011,938	58,011,938	—	—
Consumer staples	86,379,664	86,379,664	—	—
Energy	99,302,431	73,613,058	$25,689,373	—
Financials	260,088,686	260,088,686	—	—
Health care	219,914,068	212,521,246	7,392,822	—
Industrials	124,572,474	124,572,474	—	—
Information technology	88,745,390	88,745,390	—	—
Materials	61,340,146	59,366,275	1,973,871	—
Real estate	54,088,773	54,088,773	—	—
Utilities	106,732,527	106,732,527	—	—
Preferred securities	16,371,979	16,371,979	—	—
Short-term investments	27,046,906	27,046,906	—	—
Total investments in securities	$1,264,837,170	$1,229,781,104	$35,056,066	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$68,379,457	$67,475,546	$903,911	—
Capital markets	17,783,457	17,783,457	—	—
Consumer finance	3,123,976	3,123,976	—	—
Diversified financial services	5,015,643	4,340,155	675,488	—
Insurance	29,426,598	29,426,598	—	—
Thrifts and mortgage finance	639,746	639,746	—	—
Real estate
Equity real estate investment trusts	3,531,342	3,531,342	—	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Short-term investments	$5,212,795	$5,212,795	—	—
Total investments in securities	$133,113,014	$131,533,615	$1,579,399	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$223,535,236	$223,535,236	—	—
Consumer discretionary	419,163,596	380,708,056	$38,455,540	—
Consumer staples	103,951,491	103,951,491	—	—
Energy	106,099,844	106,099,844	—	—
Financials	345,961,410	345,961,410	—	—
Health care	80,595,211	80,595,211	—	—
Industrials	77,240,130	77,240,130	—	—
Information technology	348,027,567	348,027,567	—	—
Materials	19,353,803	19,353,803	—	—
Real estate	44,274,250	44,274,250	—	—
Short-term investments	18,142,501	18,142,501	—	—
Total investments in securities	$1,786,345,039	$1,747,889,499	$38,455,540	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$50,479,206	$50,479,206	—	—
Consumer discretionary	43,322,765	37,893,545	$5,429,220	—
Consumer staples	63,938,958	48,655,601	15,283,357	—
Energy	50,328,131	50,328,131	—	—
Financials	122,509,000	122,509,000	—	—
Health care	109,242,459	109,242,459	—	—
Industrials	87,745,371	87,745,371	—	—
Information technology	70,904,831	65,129,261	5,775,570	—
Materials	11,645,495	11,645,495	—	—
Real estate	17,623,005	17,623,005	—	—
Short-term investments	10,133,174	10,133,174	—	—
Total investments in securities	$637,872,395	$611,384,248	$26,488,147	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$30,583,510	—	$30,583,510	—
Germany	2,151,602	—	2,151,602	—
Ireland	6,564,468	$2,965,383	3,599,085	—
Japan	18,350,222	—	18,350,222	—
Netherlands	12,796,052	—	12,796,052	—
Spain	3,103,457	—	3,103,457	—
Switzerland	11,996,141	4,779,079	7,217,062	—
United Kingdom	17,332,488	—	17,332,488	—
United States	140,875,039	140,875,039	—	—
Preferred securities	5,848,123	—	5,848,123	—
Short-term investments	4,347,944	4,347,944	—	—
Total investments in securities	$253,949,046	$152,967,445	$100,981,601	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$566,483	$566,483	—	—
Financials	252,802	252,802	—	—
Health care	254,118,177	244,754,128	$9,338,844	$25,205
Industrials	745,520	745,520	—	—
Information technology	175,783	—	175,783	—
Materials	246,037	246,037	—	—
Preferred securities	1,533,048	—	1,533,048	—
Warrants	5,650	5,650	—	—
Short-term investments	1,075,731	1,075,731	—	—
Total investments in securities	$258,719,231	$247,646,351	$11,047,675	$25,205

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$460,619	—	$460,619	—
Corporate bonds	134,560,592	—	134,560,592	—
Convertible bonds	1,524,244	—	1,524,244	—
Term loans	8,169,840	—	7,763,091	$406,749
Asset backed securities	11,494,414	—	11,494,414	—
Common stocks	841,755	$827,071	11,750	2,934
Preferred securities	1,330,687	804,447	—	526,240
Short-term investments	4,636,965	4,636,965	—	—
Total investments in securities	$163,019,116	$6,268,483	$155,814,710	$935,923
Derivatives:
Assets
Forward foreign currency contracts	$43,358	—	$43,358	—
Swap contracts	100,861	—	100,861	—
Liabilities
Futures	(316,554)	$(316,554)	—	—
Forward foreign currency contracts	(51,090)	—	(51,090)	—
Swap contracts	(25,705)	—	(25,705)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$33,397,504	—	$33,397,504	—
Austria	740,436	—	740,436	—
Belgium	3,519,571	—	3,519,571	—
Brazil	8,163,983	$8,163,983	—	—
Canada	56,058,856	55,756,525	302,331	—
Chile	767,337	504,336	263,001	—
China	54,047,966	5,912,901	48,089,380	$45,685
Colombia	178,586	178,586	—	—
Czech Republic	325,296	—	325,296	—
Denmark	11,538,453	—	11,538,453	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Egypt	$132,837	—	$132,837	—
Finland	5,314,059	—	5,314,059	—
France	46,438,330	—	46,438,330	—
Germany	29,693,428	—	29,693,428	—
Greece	584,607	—	581,859	$2,748
Hong Kong	17,053,131	$97,061	16,923,297	32,773
Hungary	282,740	—	282,740	—
India	29,877,768	3,407,745	26,422,611	47,412
Indonesia	4,405,126	10,328	4,394,798	—
Ireland	4,110,750	194,718	3,916,032	—
Israel	3,509,484	852,377	2,657,107	—
Italy	8,404,903	—	8,404,903	—
Japan	97,745,125	—	97,745,125	—
Jordan	104,109	—	104,109	—
Luxembourg	1,116,469	—	1,116,469	—
Macau	229,101	—	229,101	—
Malaysia	3,089,603	—	3,089,603	—
Mexico	4,541,229	4,541,229	—	—
Netherlands	18,915,108	—	18,915,108	—
New Zealand	949,356	—	949,356	—
Norway	3,335,745	—	3,335,745	—
Peru	482,036	482,036	—	—
Philippines	1,335,813	—	1,335,813	—
Poland	1,004,866	—	1,004,866	—
Portugal	758,339	—	758,339	—
Russia	185,642	—	—	185,642
Saudi Arabia	8,735,902	—	8,735,902	—
Singapore	7,046,829	834,172	6,212,657	—
South Africa	6,526,545	—	6,526,545	—
South Korea	19,038,898	59,955	18,978,943	—
Spain	10,403,758	52,205	10,351,553	—
Sweden	13,516,911	—	13,516,911	—
Switzerland	47,980,575	—	47,980,575	—
Taiwan	26,213,764	—	26,213,764	—
Thailand	3,595,058	—	3,595,058	—
Turkey	761,557	—	761,557	—
United Arab Emirates	89	—	89	—
United Kingdom	63,392,169	—	63,392,169	—
United States	389,904	334,777	55,127	—
Preferred securities
Brazil	3,186,207	3,186,207	—	—
Germany	1,909,390	—	1,909,390	—
South Korea	1,064,056	—	1,064,056	—
Rights	21,911	21,354	557	—
Warrants	690	690	—	—
Short-term investments	12,989,636	12,989,636	—	—
Total investments in securities	$679,111,541	$97,580,821	$581,216,460	$314,260
Derivatives:
Liabilities
Futures	$(1,597,612)	$(1,597,612)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,170,843	$92,483	$6,025,444	$52,916
Austria	1,330,145	—	1,330,145	—
Belgium	1,289,040	35,766	1,253,274	—
Bermuda	169,447	—	169,447	—
Cambodia	34,373	—	34,373	—
Canada	11,691,524	11,663,063	28,003	458
Chile	526	526	—	—
China	67,008	—	67,008	—
Denmark	2,123,735	—	2,123,735	—
Finland	1,880,384	—	1,880,384	—
France	4,080,538	—	4,078,622	1,916
Gabon	2,934	—	2,934	—
Georgia	86,521	—	86,521	—
Germany	4,912,799	—	4,912,799	—
Gibraltar	16,398	—	16,398	—
Greece	10,092	—	10,032	60
Guernsey, Channel Islands	127	—	—	127
Hong Kong	2,053,643	—	2,030,658	22,985
Ireland	733,753	—	733,753	—
Isle of Man	87,146	—	87,146	—
Israel	1,697,946	66,128	1,631,818	—
Italy	2,953,321	—	2,953,321	—
Japan	23,732,889	—	23,732,889	—
Jersey, Channel Islands	86,974	—	86,974	—
Liechtenstein	57,566	—	57,566	—
Luxembourg	496,177	—	496,177	—
Macau	13,688	—	13,688	—
Malaysia	10,349	—	10,349	—
Malta	7,273	—	7,273	—
Mauritius	8,339	—	8,339	—
Netherlands	1,907,904	—	1,907,904	—
New Zealand	444,819	—	444,819	—
Norway	943,098	—	943,098	—
Peru	10,803	—	10,803	—
Portugal	335,926	—	335,926	—
Singapore	1,112,748	—	1,094,599	18,149
South Africa	194,306	—	194,306	—
Spain	2,045,027	—	2,045,027	—
Sweden	2,283,737	—	2,283,737	—
Switzerland	6,719,595	—	6,719,595	—
Taiwan	5,747	—	5,747	—
United Arab Emirates	37,581	5,684	31,897	—
United Kingdom	9,715,676	2,073	9,699,349	14,254
United States	817,338	347,138	470,200	—
Preferred securities	231,555	—	231,555	—
Warrants	327	79	248	—
Short-term investments	292,993	292,993	—	—
Total investments in securities	$92,904,678	$12,505,933	$80,287,880	$110,865
Derivatives:
Liabilities
Futures	$(57,563)	$(57,563)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$123,724,052	—	$123,724,052	—
Foreign government obligations	8,771,898	—	8,771,898	—
Corporate bonds	59,497,899	—	59,497,899	—
Municipal bonds	4,421,070	—	4,421,070	—
Term loans	124,517	—	124,517	—
Collateralized mortgage obligations	31,059,675	—	31,059,675	—
Asset backed securities	23,430,922	—	23,430,922	—
Common stocks	10,742	—	10,742	—
Short-term investments	12,200,000	—	12,200,000	—
Total investments in securities	$263,240,775	—	$263,240,775	—
Derivatives:
Assets
Futures	$2,534,721	$2,534,721	—	—
Forward foreign currency contracts	120,160	—	$120,160	—
Swap contracts	1,097,240	—	1,097,240	—
Liabilities
Futures	(568,210)	(568,210)	—	—
Forward foreign currency contracts	(11,190)	—	(11,190)	—
Swap contracts	(40,473)	—	(40,473)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$860,119,491	$860,119,491	—	—
Total investments in securities	$860,119,491	$860,119,491	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$163,465,463	$163,465,463	—	—
Short-term investments	7,555	7,555	—	—
Total investments in securities	$163,473,018	$163,473,018	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,608,168,317	$4,608,168,317	—	—
Total investments in securities	$4,608,168,317	$4,608,168,317	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$267,140,422	$267,140,422	—	—
Short-term investments	3,437	3,437	—	—
Total investments in securities	$267,143,859	$267,143,859	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Balanced Portfolio (continued)
Affiliated investment companies	$4,075,209,397	$4,075,209,397	—	—
Unaffiliated investment companies	78,039,960	78,039,960	—	—
Short-term investments	109,098,994	108,105,040	$993,954	—
Total investments in securities	$4,262,348,351	$4,261,354,397	$993,954	—
Derivatives:
Assets
Futures	$116,759,479	$116,759,479	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$650,630,142	$650,630,142	—	—
Unaffiliated investment companies	5,247,339	5,247,339	—	—
U.S. Government and Agency obligations	499,997	—	$499,997	—
Short-term investments	7,535,588	7,535,588	—	—
Total investments in securities	$663,913,066	$663,413,069	$499,997	—
Derivatives:
Assets
Futures	$10,403,691	$10,403,691	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,043,299,782	$5,043,299,782	—	—
Unaffiliated investment companies	128,676,972	128,676,972	—	—
Short-term investments	201,661,857	200,667,903	$993,954	—
Total investments in securities	$5,373,638,611	$5,372,644,657	$993,954	—
Derivatives:
Assets
Futures	$206,208,041	$206,208,041	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,157,822,416	$1,157,822,416	—	—
Unaffiliated investment companies	21,549,998	21,549,998	—	—
U.S. Government and Agency obligations	1,499,991	—	$1,499,991	—
Short-term investments	22,646,997	22,646,997	—	—
Total investments in securities	$1,203,519,402	$1,202,019,411	$1,499,991	—
Derivatives:
Assets
Futures	$27,159,797	$27,159,797	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$489,138,763	$489,138,763	—	—
Preferred securities	4,819,163	—	—	$4,819,163
Exchange-traded funds	29,080,386	29,080,386	—	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Growth Trust (continued)
Short-term investments	$13,878,251	$3,878,251	$10,000,000	—
Total investments in securities	$536,916,563	$522,097,400	$10,000,000	$4,819,163

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,018,211,596	$1,018,211,596	—	—
Short-term investments	32,359,932	32,359,932	—	—
Total investments in securities	$1,050,571,528	$1,050,571,528	—	—
Derivatives:
Liabilities
Futures	$(3,252,017)	$(3,252,017)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$24,285,892	$24,285,892	—	—
Consumer discretionary	33,424,058	28,591,253	$4,832,805	—
Consumer staples	39,292,466	34,624,128	4,668,338	—
Energy	42,433,413	42,433,413	—	—
Financials	88,140,001	84,845,707	3,294,294	—
Health care	63,186,078	60,189,955	2,996,123	—
Industrials	56,689,250	50,074,308	6,614,942	—
Information technology	27,578,802	27,578,802	—	—
Materials	42,453,461	37,236,947	5,216,514	—
Real estate	31,109,732	31,109,732	—	—
Utilities	26,048,962	26,048,962	—	—
Short-term investments	32,124,738	32,124,738	—	—
Total investments in securities	$506,766,853	$479,143,837	$27,623,016	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$24,731,081	—	$24,731,081	—
Foreign government obligations	70,528,745	—	70,528,745	—
Corporate bonds	39,770,430	—	39,770,430	—
Convertible bonds	3,782,247	—	3,782,247	—
Municipal bonds	5,924,131	—	5,924,131	—
Term loans	7,624,859	—	7,624,859	—
Collateralized mortgage obligations	6,401,340	—	6,401,340	—
Asset backed securities	6,317,629	—	6,317,629	—
Preferred securities	212,298	$206,105	6,193	—
Exchange-traded funds	481,080	481,080	—	—
Short-term investments	9,346,382	9,203,710	142,672	—
Total investments in securities	$175,120,222	$9,890,895	$165,229,327	—
Derivatives:
Assets
Futures	$1,599,952	$1,599,952	—	—
Forward foreign currency contracts	1,122,667	—	$1,122,667	—
Swap contracts	1,206,964	—	1,206,964	—
Liabilities
Futures	(1,029,835)	(1,029,835)	—	—
Forward foreign currency contracts	(834,961)	—	(834,961)	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Swap contracts	$(3,245,775)	—	$(3,245,775)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$279,237,299	$279,237,299	—	—
Short-term investments	2,143,516	2,143,516	—	—
Total investments in securities	$281,380,815	$281,380,815	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$86,354,147	$82,905,478	$3,302,993	$145,676
Consumer discretionary	181,733,876	118,241,654	63,492,222	—
Health care	3,807,904	3,807,904	—	—
Information technology	315,846,176	302,562,359	13,283,817	—
Real estate	2,410,711	2,410,711	—	—
Short-term investments	9,844,496	9,844,496	—	—
Total investments in securities	$599,997,310	$519,772,602	$80,079,032	$145,676

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,482,111,459	—	$2,482,111,459	—
Foreign government obligations	8,131,039	—	8,131,039	—
Corporate bonds	1,850,589,233	—	1,850,589,233	—
Municipal bonds	53,687,214	—	53,687,214	—
Collateralized mortgage obligations	661,652,220	—	661,652,220	—
Asset backed securities	815,431,893	—	815,431,893	—
Preferred securities	6,005,957	$6,005,957	—	—
Short-term investments	407,975,633	407,975,633	—	—
Total investments in securities	$6,285,584,648	$413,981,590	$5,871,603,058	—
Liabilities
Sale commitments outstanding	$(1,682,528)	—	$(1,682,528)	—
Derivatives:
Liabilities
Futures	(2,815,733)	$(2,815,733)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$156,549,648	—	$156,549,648	—
Municipal bonds	7,561,796	—	7,561,796	—
Collateralized mortgage obligations	1,130,714	—	1,130,714	—
Short-term investments	3,638,704	$3,638,704	—	—
Total investments in securities	$168,880,862	$3,638,704	$165,242,158	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,001,069	$12,001,069	—	—
Consumer discretionary	45,682,433	45,668,464	$13,969	—
Consumer staples	15,366,013	15,366,013	—	—
Energy	27,192,234	27,192,234	—	—
Financials	77,614,546	77,614,546	—	—
Health care	83,323,860	83,165,955	—	$157,905
Industrials	66,372,497	66,372,497	—	—
Information technology	57,407,252	57,407,252	—	—
Materials	17,956,673	17,956,673	—	—
Real estate	29,062,924	29,062,924	—	—
Utilities	15,212,960	15,212,960	—	—
Warrants	12,124	12,124	—	—
Short-term investments	27,097,041	27,097,041	—	—
Total investments in securities	$474,301,626	$474,129,752	$13,969	$157,905
Derivatives:
Liabilities
Futures	$(2,294,626)	$(2,294,626)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,549,158	$2,549,158	—	—
Consumer discretionary	17,672,802	17,672,802	—	—
Consumer staples	4,828,987	4,828,987	—	—
Energy	10,567,009	10,567,009	—	—
Financials	30,887,987	30,887,987	—	—
Health care	16,389,773	16,365,822	—	$23,951
Industrials	24,843,581	24,843,581	—	—
Information technology	16,190,648	16,190,648	—	—
Materials	9,105,149	9,105,149	—	—
Real estate	2,002,646	2,002,646	—	—
Utilities	860,879	860,879	—	—
Preferred securities	40,614	40,614	—	—
Short-term investments	2,408,416	2,408,416	—	—
Total investments in securities	$138,347,649	$138,323,698	—	$23,951
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$240,662,208	$240,662,208	—	—
Short-term investments	5,300,000	—	$5,300,000	—
Total investments in securities	$245,962,208	$240,662,208	$5,300,000	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$11,910,637	$11,910,637	—	—
Consumer discretionary	33,462,150	33,462,150	—	—
Consumer staples	14,409,421	7,455,690	$6,953,731	—
Energy	10,685,072	10,685,072	—	—
Financials	97,744,290	97,744,290	—	—
Health care	19,874,343	19,874,343	—	—
Industrials	79,228,398	75,362,997	3,865,401	—
Information technology	42,502,915	42,502,915	—	—
Materials	32,554,469	32,554,469	—	—
Real estate	34,853,071	34,853,071	—	—
Utilities	6,305,432	6,305,432	—	—
Short-term investments	8,600,000	—	8,600,000	—
Total investments in securities	$392,130,198	$372,711,066	$19,419,132	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$119,105,999	$119,105,999	—	—
Warrants	470	470	—	—
Short-term investments	5,322,520	5,322,520	—	—
Total investments in securities	$124,428,989	$124,428,989	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$389,072,590	$296,648,214	$92,424,376	—
Consumer discretionary	716,329,003	498,403,402	217,925,601	—
Consumer staples	487,352,291	266,975,093	220,377,198	—
Energy	294,377,552	196,718,907	97,658,645	—
Financials	858,195,796	509,453,273	348,742,523	—
Health care	896,848,458	630,310,240	266,430,778	$107,440
Industrials	705,840,870	409,733,756	296,107,114	—
Information technology	1,161,140,769	1,008,308,344	152,832,425	—
Materials	278,198,325	129,811,431	148,386,894	—
Real estate	210,493,765	155,302,547	55,191,218	—
Utilities	204,178,305	137,427,098	66,751,207	—
Preferred securities	8,836,116	—	8,836,116	—
Rights	85,253	85,253	—	—
Warrants	127,399	127,399	—	—
Short-term investments	277,268,503	240,277,706	36,990,797	—
Total investments in securities	$6,488,344,995	$4,479,582,663	$2,008,654,892	$107,440
Derivatives:
Liabilities
Futures	$(28,538,315)	$(28,538,315)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
U.S. Government and Agency obligations	$36,810,380	—	$36,810,380	—
Foreign government obligations	79,538,972	—	79,538,972	—
Corporate bonds	169,696,296	—	169,696,296	—
Convertible bonds	6,867,179	—	6,867,179	—
Capital preferred securities	468,334	—	468,334	—
Term loans	22,101,335	—	22,101,335	—
Collateralized mortgage obligations	19,519,632	—	19,519,632	—
Asset backed securities	3,463,450	—	3,463,450	—
Common stocks	3,061,985	$3,061,985	—	—
Preferred securities	11,254,654	10,039,762	1,214,892	—
Purchased options	29,331	—	29,331	—
Short-term investments	7,511,109	7,511,109	—	—
Total investments in securities	$360,322,657	$20,612,856	$339,709,801	—
Derivatives:
Assets
Futures	$402,591	$402,591	—	—
Forward foreign currency contracts	2,539,338	—	$2,539,338	—
Liabilities
Futures	(34,994)	(34,994)	—	—
Forward foreign currency contracts	(560,431)	—	(560,431)	—
Written options	(12,173)	—	(12,173)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$459,565,211	—	$459,565,211	—
Foreign government obligations	5,921,373	—	5,921,373	—
Corporate bonds	200,230,407	—	200,230,407	—
Municipal bonds	3,623,463	—	3,623,463	—
Collateralized mortgage obligations	16,905,627	—	16,905,627	—
Asset backed securities	1,386,851	—	1,386,851	—
Common stocks	1,124	$1,124	—	—
Warrants	1,771	1,771	—	—
Short-term investments	16,319,315	16,319,315	—	—
Total investments in securities	$703,955,142	$16,322,210	$687,632,932	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$49,155,654	$49,155,345	$277	$32
Consumer discretionary	76,589,182	76,586,341	2,812	29
Consumer staples	43,070,059	43,070,059	—	—
Energy	32,881,081	32,881,081	—	—
Financials	75,148,886	75,141,890	6,996	—
Health care	90,863,807	90,846,645	—	17,162
Industrials	55,714,834	55,714,834	—	—
Information technology	157,634,619	157,634,619	—	—
Materials	14,797,411	14,797,216	—	195
Real estate	20,608,152	20,600,923	—	7,229
Utilities	18,332,987	18,332,987	—	—
Preferred securities	52,048	52,048	—	—
Warrants	4,692	4,692	—	—

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Short-term investments	$17,211,220	$17,211,220	—	—
Total investments in securities	$652,064,632	$652,029,900	$10,085	$24,647
Derivatives:
Liabilities
Futures	$(1,498,349)	$(1,498,349)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,889,792	—	$1,889,792	—
Corporate bonds	143,847,953	—	143,847,953	—
Municipal bonds	1,949,681	—	1,949,681	—
Collateralized mortgage obligations	1,091,017	—	1,091,017	—
Asset backed securities	54,072,950	—	54,072,950	—
Short-term investments	73,807,452	$9,022,701	64,784,751	—
Total investments in securities	$276,658,845	$9,022,701	$267,636,144	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	21,113,591	$2,433,032	$328,402,225	$(119,847,178)	$(6,916)	$(14,163)	$369,912	—	$210,967,000
Active Bond Trust
John Hancock Collateral Trust	2,465,986	$3,651,934	$74,299,590	$(53,305,343)	$(4,637)	$(1,409)	$102,256	—	$24,640,135
Blue Chip Growth Trust
John Hancock Collateral Trust	—	$7,988,139	$78,101,655	$(86,081,941)	$(7,853)	—	$56,311	—	—
Capital Appreciation Trust
John Hancock Collateral Trust	—	$104,677	$400	$(105,077)	$(18)	$18	—	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	30,297	$1,954,744	$10,431,400	$(12,082,590)	$(1,151)	$326	$7,184	—	$302,729
Core Bond Trust
John Hancock Collateral Trust	—	$2,532,319	$32,152,953	$(34,683,106)	$(2,532)	$366	$6,818	—	—
Disciplined Value International Trust
John Hancock Collateral Trust	622,288	—	$60,924,132	$(54,704,173)	$(2,361)	$303	$39,203	—	$6,217,901
Emerging Markets Value Trust
John Hancock Collateral Trust	—	$1,942,586	$12,557,289	$(14,498,851)	$(1,327)	$303	$54,453	$280	—
Equity Income Trust
John Hancock Collateral Trust	—	$6,149,481	$53,243,166	$(59,388,218)	$(4,369)	$(60)	$43,950	—	—
Financial Industries Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	521,696	—	$9,849,450	$(4,636,633)	$(134)	$112	$5,648	—	$5,212,795
Fundamental All Cap Core Trust
John Hancock Collateral Trust	1,815,703	—	$57,481,659	$(39,337,683)	$(523)	$(952)	$54,471	—	$18,142,501
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	1,014,129	—	$16,683,601	$(6,549,094)	$(308)	$(1,025)	$27,636	—	$10,133,174
High Yield Trust
John Hancock Collateral Trust	395,097	$5,725,696	$45,454,113	$(47,223,628)	$(8,808)	$435	$63,841	—	$3,947,808
International Equity Index Trust
John Hancock Collateral Trust	967,950	$2,968,797	$111,920,320	$(105,209,175)	$(8,183)	—	$115,349	$654	$9,671,759
International Small Company Trust
John Hancock Collateral Trust	29,323	$2,475,909	$19,475,069	$(21,654,340)	$(4,163)	$518	$60,233	$474	$292,993
Investment Quality Bond Trust
John Hancock Collateral Trust	—	$64,565	$5,928,224	$(5,992,304)	$(496)	$11	$1,782	—	—
Lifestyle Balanced Portfolio
Select Bond Trust	37,463,576	$594,048,540	$28,343,479	$(94,159,983)	$(7,570,803)	$(79,340,311)	—	—	$441,320,922
Strategic Equity Allocation Trust	24,737,068	605,352,589	8,666,592	(51,767,582)	10,140,628	(153,593,658)	—	—	418,798,569
					$2,569,825	$(232,933,969)	—	—	$860,119,491
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	756	—	$7,557	—	—	$(2)	$12	—	$7,555
Select Bond Trust	11,179,763	$180,432,462	6,269,361	$(28,815,244)	$(2,002,773)	(24,186,195)	—	—	131,697,611
Strategic Equity Allocation Trust	1,876,424	45,036,283	9,293,754	(12,233,994)	2,737,926	(13,066,117)	—	—	31,767,852
					$735,153	$(37,252,314)	$12	—	$163,473,018
Lifestyle Growth Portfolio
Select Bond Trust	121,444,392	$1,885,450,327	$91,117,470	$(266,764,975)	$(19,142,171)	$(260,045,718)	—	—	$1,430,614,933
Strategic Equity Allocation Trust	187,687,737	4,541,486,014	13,612,357	(286,152,631)	55,300,518	(1,146,692,874)	—	—	3,177,553,384
					$36,158,347	$(1,406,738,592)	—	—	$4,608,168,317
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	344	—	$3,437	—	—	—	$5	—	$3,437
Select Bond Trust	13,888,427	$215,666,085	11,484,205	$(31,733,240)	$(2,700,784)	$(29,110,596)	—	—	163,605,670
Strategic Equity Allocation Trust	6,115,461	146,136,996	5,820,781	(13,516,065)	3,344,565	(38,251,525)	—	—	103,534,752
					$643,781	$(67,362,121)	$5	—	$267,143,859
Managed Volatility Balanced Portfolio
Blue Chip Growth	6,126,994	$227,297,182	$24,555,964	$(10,141,013)	$(1,584,847)	$(81,376,882)	—	—	$158,750,404
Bond	41,323,489	720,842,297	20,295,891	(68,315,019)	(2,821,853)	(125,357,730)	$17,295,891	—	544,643,586
Core Bond	17,108,349	250,047,042	3,000,000	(27,818,314)	(4,643,831)	(31,195,478)	—	—	189,389,419
Emerging Markets Equity	14,274,599	162,412,942	8,990,304	—	—	(58,348,419)	—	—	113,054,827
Equity Income	13,375,252	274,361,033	—	(54,353,382)	1,564,356	(32,312,196)	—	—	189,259,811
Fundamental Large Cap Core	3,606,487	289,524,868	10,624,755	(27,259,963)	8,454,458	(82,013,572)	—	—	199,330,546
John Hancock Collateral Trust	10,819,159	—	242,710,456	(134,597,523)	(8,159)	266	204,024	—	108,105,040
Mid Cap Growth	3,071,230	54,056,377	13,034,510	(8,665,345)	(2,055,420)	(18,686,128)	—	—	37,683,994

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	4,236,335	$65,597,552	$300,796	$(15,873,332)	$1,521,459	$(9,140,766)	—	—	$42,405,709
Multifactor Developed International ETF	3,005,016	101,622,338	4,797,547	(5,905,185)	952,627	(29,106,542)	$1,529,385	—	72,360,785
Multifactor Emerging Markets ETF	2,721,522	70,821,126	8,026,026	(1,413,487)	280,872	(18,525,244)	437,581	—	59,189,293
Multifactor Mid Cap ETF	1,554,180	96,063,745	1,318,605	(10,488,310)	3,492,142	(24,178,114)	320,459	—	66,208,068
Multifactor Small Cap ETF	1,844,139	72,140,364	643,185	(5,652,514)	1,257,848	(16,605,460)	179,518	—	51,783,423
Select Bond Trust	117,995,633	1,835,355,675	—	(175,476,645)	(14,686,268)	(255,204,209)	—	—	1,389,988,553
Small Cap Growth	1,525,460	30,944,541	4,864,812	(4,911,832)	(344,356)	(10,234,042)	—	—	20,319,123
Small Cap Value	2,405,126	54,668,294	134,685	(10,663,354)	1,940,424	(10,243,665)	—	—	35,836,384
Strategic Equity Allocation Trust	53,455,728	1,281,437,978	19,905,824	(90,971,626)	19,651,422	(325,018,126)	—	—	905,005,472
					$12,970,874	$(1,127,546,307)	$19,966,858	—	$4,183,314,437
Managed Volatility Conservative Portfolio
Blue Chip Growth	463,969	$17,159,208	$5,327,019	$(3,990,443)	$87,632	$(6,561,972)	—	—	$12,021,444
Bond	10,316,312	181,367,308	4,488,408	(17,724,621)	(736,281)	(31,425,822)	$4,333,320	—	135,968,992
Core Bond	4,257,961	62,824,849	127,084	(6,834,876)	(831,073)	(8,150,353)	—	—	47,135,631
Emerging Markets Equity	776,682	8,538,615	1,117,294	(362,123)	(2,823)	(3,139,639)	—	—	6,151,324
Equity Income	1,075,399	21,530,004	807,454	(4,713,501)	681,841	(3,088,900)	—	—	15,216,898
Fundamental Large Cap Core	244,504	19,113,742	2,487,433	(3,251,206)	896,853	(5,733,112)	—	—	13,513,710
John Hancock Collateral Trust	754,162	—	21,126,502	(13,590,197)	(674)	(43)	17,612	—	7,535,588
Multifactor Developed International ETF	—	406,275	32,241	(381,938)	35,052	(91,630)	6,080	—	—
Multifactor Emerging Markets ETF	117,644	3,569,423	125,347	(280,615)	38,559	(894,122)	21,940	—	2,558,592
Multifactor Mid Cap ETF	190,892	11,398,396	964,590	(1,786,390)	584,950	(3,029,547)	39,167	—	8,131,999
Multifactor Small Cap ETF	223,453	8,537,238	750,931	(1,227,727)	281,771	(2,067,653)	21,753	—	6,274,560
Select Bond Trust	29,403,825	461,361,476	556,394	(47,844,193)	(3,978,503)	(63,718,118)	—	—	346,377,056
Strategic Equity Allocation Trust	3,383,339	80,224,383	4,307,247	(8,183,249)	996,801	(20,065,246)	—	—	57,279,936
					$(1,945,895)	$(147,966,157)	$4,439,872	—	$658,165,730
Managed Volatility Growth Portfolio
Blue Chip Growth	9,414,143	$352,690,836	$42,596,898	$(22,491,241)	$(3,943,294)	$(124,932,755)	—	—	$243,920,444
Bond	29,936,772	529,351,860	19,357,829	(60,545,086)	(2,581,575)	(91,016,369)	$12,607,829	—	394,566,659
Core Bond	12,420,239	184,009,300	6,750,000	(27,063,667)	(2,290,821)	(23,912,769)	—	—	137,492,043
Emerging Markets Equity	29,472,812	331,931,518	24,135,928	(2,467,992)	(437,356)	(119,737,428)	—	—	233,424,670
Equity Income	20,507,828	424,204,823	1,105,868	(87,914,709)	3,139,830	(50,350,039)	—	—	290,185,773
Fundamental Large Cap Core	6,145,517	493,272,282	22,458,597	(51,327,940)	15,854,489	(140,594,702)	—	—	339,662,726
John Hancock Collateral Trust	20,082,857	—	420,104,425	(219,420,763)	(15,342)	(417)	376,314	—	200,667,903
Mid Cap Growth	7,046,465	121,529,824	30,766,633	(18,116,815)	(4,289,573)	(43,429,938)	—	—	86,460,131
Mid Value	9,343,845	142,433,245	2,388,213	(34,637,636)	2,335,889	(18,987,820)	—	—	93,531,891

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF	6,653,496	$224,620,250	$11,832,970	$(14,335,958)	$2,335,387	$(64,236,465)	$3,339,255	—	$160,216,184
Multifactor Emerging Markets ETF	5,548,566	145,079,397	14,847,312	(2,001,549)	392,070	(37,643,687)	902,106	—	120,673,543
Multifactor Mid Cap ETF	2,741,663	169,253,316	5,185,668	(21,543,506)	7,063,416	(43,164,050)	566,936	—	116,794,844
Multifactor Small Cap ETF	3,901,698	151,971,238	3,706,316	(13,976,580)	3,024,785	(35,166,079)	380,905	—	109,559,680
Select Bond Trust	85,953,320	1,355,230,471	—	(144,762,325)	(9,183,092)	(188,754,947)	—	—	1,012,530,107
Small Cap Growth	2,722,299	54,849,407	9,194,120	(8,770,942)	(1,148,744)	(17,862,824)	—	—	36,261,017
Small Cap Value	3,686,998	84,818,601	1,144,571	(18,337,039)	3,642,024	(16,331,893)	—	—	54,936,264
Strategic Equity Allocation Trust	95,279,611	2,294,907,347	41,365,477	(178,641,338)	42,864,188	(587,411,868)	—	—	1,613,083,806
					$56,762,281	$(1,603,534,050)	$18,173,345	—	$5,243,967,685
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,499,967	$55,131,904	$8,122,430	$(4,248,628)	$(296,603)	$(19,844,970)	—	—	$38,864,133
Bond	14,019,403	244,794,398	6,620,576	(23,155,367)	(931,065)	(42,552,809)	$5,870,576	—	184,775,733
Core Bond	5,810,142	85,060,033	750,000	(9,315,904)	(1,562,629)	(10,613,228)	—	—	64,318,272
Emerging Markets Equity	2,781,014	29,863,100	3,104,682	(49,726)	(7,207)	(10,885,222)	—	—	22,025,627
Equity Income	3,451,204	70,370,499	208,707	(13,895,161)	650,046	(8,499,548)	—	—	48,834,543
Fundamental Large Cap Core	866,974	68,472,338	4,259,152	(7,469,945)	2,460,501	(19,804,391)	—	—	47,917,655
John Hancock Collateral Trust	2,266,513	—	58,349,704	(35,701,023)	(1,674)	(10)	45,358	—	22,646,997
Mid Cap Growth	866,259	15,109,366	3,849,051	(2,446,530)	(660,025)	(5,222,869)	—	—	10,628,993
Mid Value	1,104,407	16,542,172	334,919	(3,890,317)	456,439	(2,388,103)	—	—	11,055,110
Multifactor Developed International ETF	445,669	14,999,257	816,654	(960,875)	165,405	(4,288,731)	224,902	—	10,731,710
Multifactor Emerging Markets ETF	439,718	13,007,045	85,815	(344,605)	69,584	(3,254,588)	79,819	—	9,563,251
Multifactor Mid Cap ETF	202,173	12,213,234	428,165	(1,398,598)	461,969	(3,092,200)	41,540	—	8,612,570
Multifactor Small Cap ETF	253,857	9,808,416	322,307	(929,861)	205,407	(2,277,964)	24,627	—	7,128,305
Select Bond Trust	40,083,047	624,449,309	—	(60,562,625)	(5,007,938)	(86,700,457)	—	—	472,178,289
Small Cap Growth	367,231	7,169,362	1,325,377	(1,103,812)	(33,229)	(2,466,176)	—	—	4,891,522
Small Cap Value	507,439	11,393,562	195,783	(2,306,765)	591,328	(2,313,072)	—	—	7,560,836
Strategic Equity Allocation Trust	12,329,348	295,108,430	6,728,589	(22,965,081)	5,139,193	(75,275,264)	—	—	208,735,867
					$1,699,502	$(299,479,602)	$6,286,822	—	$1,180,469,413
Mid Cap Growth Trust
John Hancock Collateral Trust	388,136	$50,950,585	$122,831,325	$(169,888,784)	$(20,436)	$5,561	$48,556	—	$3,878,251
Mid Cap Index Trust
John Hancock Collateral Trust	3,238,584	$9,901,319	$130,079,743	$(107,610,056)	$(13,823)	$2,749	$340,089	—	$32,359,932
Mid Value Trust
John Hancock Collateral Trust	256,188	$1,029,121	$44,928,743	$(43,393,407)	$(4,674)	$46	$25,294	—	$2,559,829
Opportunistic Fixed Income Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	28,411	—	$13,198,786	$(12,912,360)	$(2,556)	$11	$2,759	—	$283,881
Real Estate Securities Trust
John Hancock Collateral Trust	54,551	$1,555,545	$7,634,210	$(8,644,078)	$(819)	$211	$1,465	—	$545,069
Science & Technology Trust
John Hancock Collateral Trust	398,584	$8,572,790	$86,913,032	$(91,493,043)	$(10,489)	$361	$87,010	—	$3,982,651
Select Bond Trust
John Hancock Collateral Trust	40,830,227	$5,365,362	$1,032,060,561	$(629,386,783)	$(27,138)	$(36,369)	$1,353,311	—	$407,975,633
Short Term Government Income Trust
John Hancock Collateral Trust	364,162	—	$16,750,010	$(13,110,971)	$(131)	$(204)	$13,559	—	$3,638,704
Small Cap Index Trust
John Hancock Collateral Trust	2,711,874	$6,126,348	$95,157,259	$(74,171,742)	$(12,197)	$(2,627)	$515,249	—	$27,097,041
Small Cap Opportunities Trust
John Hancock Collateral Trust	43,054	$806,089	$5,047,765	$(5,423,167)	$(517)	$23	$2,523	—	$430,193
Small Cap Stock Trust
John Hancock Collateral Trust	—	$2,941,841	$66,829,358	$(69,769,230)	$(2,433)	$464	$15,683	—	—
Small Cap Value Trust
John Hancock Collateral Trust	—	—	$8,829,019	$(8,828,939)	$(80)	—	$2,181	—	—
Small Company Value Trust
John Hancock Collateral Trust	—	$1,741,904	$16,040,229	$(17,779,695)	$(2,592)	$154	$24,384	—	—
Strategic Equity Allocation Trust
John Hancock Collateral Trust	24,047,009	$26,701,436	$740,288,132	$(526,648,980)	$(54,593)	$(8,289)	$1,297,929	—	$240,277,706
Strategic Income Opportunities Trust
John Hancock Collateral Trust	751,712	$6,903,711	$56,669,880	$(56,055,578)	$(7,743)	$839	$68,647	—	$7,511,109
Total Bond Market Trust
John Hancock Collateral Trust	1,632,955	$3,599,385	$51,913,940	$(39,192,259)	$(4,647)	$66	$43,546	—	$16,316,485
Total Stock Market Index Trust
John Hancock Collateral Trust	1,722,500	$6,114,405	$59,462,029	$(48,356,567)	$(7,704)	$(943)	$231,654	—	$17,211,220
Ultra Short Term Bond Trust
John Hancock Collateral Trust	902,993	—	$85,415,792	$(76,392,201)	$(1,030)	$140	$18,018	—	$9,022,701
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,000	$1,259,869	$115,923	$(80,704)	$27,304	$(255,146)	$44,077	—	$1,067,246
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2022:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Emerging Markets Value Trust
Yes Bank, Ltd., Lock-In Shares	10-4-21	$618,081	147,461	—	—	147,461	0.0%[1]	$26,743
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.6%	$2,977,107
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,842,056
								$4,819,163
[1]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.